UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08236

                                         Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	ENHANCED LARGE CAP FUND

22	INCOME EQUITY FUND

25	INTERNATIONAL EQUITY FUND (formerly known as the International Growth Equity Fund)

28	LARGE CAP EQUITY FUND (formerly known as the Growth Equity Fund)

31	LARGE CAP GROWTH FUND (formerly known as the Select Equity Fund)

34	LARGE CAP VALUE FUND

36	SMALL CAP CORE FUND

60	SMALL CAP VALUE FUND

70	TECHNOLOGY FUND

72	NOTES TO THE FINANCIAL STATEMENTS

82	FUND EXPENSES

84	APPROVAL OF ADVISORY AGREEMENT

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND(1)	LARGE CAP EQUITY FUND(2)	LARGE CAP GROWTH FUND(3)
ASSETS:
Investments, at cost(4)	$21,557	$277,871	$263,769	$124,449	$64,714
Investments, at value(5)	$23,366	$300,612	$294,317	$141,939	$78,330
Foreign currencies, at value (cost $151, respectively)	–	–	151	–	–
Dividend income receivable	27	509	854	160	54
Interest income receivable	–	865	–	–	–
Receivable for foreign tax reclaimable	–	–	1,171	–	–
Receivable for securities sold	1,923	–	3,503	–	–
Receivable for variation margin on futures contracts	–	–	–	–	–
Receivable for fund shares sold	–	125	41	26	2
Receivable from investment adviser	3	12	8	7	5
Prepaid and other assets	4	6	9	9	6
Total Assets	25,323	302,129	300,054	142,141	78,397
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–	–	28	–	–
Payable for securities purchased	2,507	–	2,943	–	848
Payable for variation margin on futures contracts	4	–	–	–	–
Payable for fund shares redeemed	–	250	36	154	24
Payable to affiliates:
Investment advisory fees	1	42	49	20	11
Administration fees	1	7	7	3	2
Custody and accounting fees	–	2	6	1	–
Shareholder servicing fees	–	28	2	2	9
Transfer agent fees	–	5	5	2	1
Trustee fees	3	4	9	7	4
Outstanding options written, at value (premiums received $3, respectively)	–	–	–	12	–
Accrued other liabilities	39	36	34	35	33
Total Liabilities	2,555	374	3,119	236	932
Net Assets	$22,768	$301,755	$296,935	$141,905	$77,465
ANALYSIS OF NET ASSETS:
Capital stock	$44,875	$317,636	$442,260	$185,878	$162,493
Accumulated undistributed net investment income (loss)	5	(2,361)	3,166	(11)	42
Accumulated undistributed net realized loss	(23,961)	(36,261)	(179,073)	(61,443)	(98,686)
Net unrealized appreciation	1,849	22,741	30,582	17,481	13,616
Net Assets	$22,768	$301,755	$296,935	$141,905	$77,465
Shares Outstanding ($.0001 par value, unlimited authorization)	2,814	26,794	37,428	11,585	4,056
Net Asset Value, Redemption and Offering Price Per Share	$8.09	$11.26	$7.93	$12.25	$19.10

(1)	Formerly known as the International Growth Equity Fund.
(2)	Formerly known as the Growth Equity Fund.
(3)	Formerly known as the Select Equity Fund.
(4)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $1,500, $12,626, $2,161, $876, $2,775, $4,049, $1,563, $42,913 and $1,862, respectively.
(5)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $1,500, $12,626, $2,161, $876, $2,775, $4,049, $1,563, $42,913 and $1,862, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$173,218	$33,251	$1,370,080	$63,425
$191,515	$36,137	$1,457,803	$80,869
–	–	–	–
278	36	2,217	12
–	–	1	–
–	–	–	–
–	–	–	630
–	1	6	–
4	1,507	1,058	3
6	2	96	4
12	23	45	10
191,815	37,706	1,461,226	81,528

–	–	–	–
2,853	–	–	240
–	3	120	–
219	–	1,898	48

27	5	203	13
5	1	36	2
1	21	5	1
13	2	448	7
3	1	24	1
9	4	7	4

–	–	–	–
34	28	101	36
3,164	65	2,842	352
$188,651	$37,641	$1,458,384	$81,176

$299,871	$69,834	$1,484,166	$317,350
2,897	60	7,728	(249)
(132,414)	(35,232)	(123,696)	(253,369)
18,297	2,979	90,186	17,444
$188,651	$37,641	$1,458,384	$81,176
21,070	2,992	109,702	6,195
$8.95	$12.58	$13.29	$13.10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND(1)		LARGE CAP EQUITY FUND(2)		LARGE CAP GROWTH FUND(3)
INVESTMENT INCOME:
Dividend income	$239 (4)	$3,490	(5) (6)	$4,123	(4) (6)	$1,244	(4) (6)	$425 (4)
Interest income	–	1,649		–		–		–
Other income	1	2		2		1		2
Total Investment Income	240	5,141		4,125		1,245		427
EXPENSES:
Investment advisory fees	35	1,231		1,452		623		324
Administration fees	17	217		218		110		57
Custody fees	18	20		148		36		14
Accounting fees	13	25		25		17		14
Transfer agent fees	12	145		145		73		38
Blue sky fees	9	12		10		10		9
SEC fees	2	2		2		2		2
Printing fees	20	21		21		21		21
Professional fees	11	11		11		11		11
Shareholder servicing fees	–	111		7		6		19
Trustee fees	4	4		4		4		4
Interest expense	–	–		–		–		–
Other	5	5		5		5		5
Total Expenses	146	1,804		2,048		918		518
Less expenses reimbursed by investment adviser	(77)	(355)		(232)		(185)		(136)
Net Expenses	69	1,449		1,816		733		382
Net Investment Income (Loss)	171	3,692		2,309		512		45
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	486	(3,975)		1,342		3,625		978
Written options	–	–		–		10		–
Futures contracts	17	–		–		–		–
Foreign currency transactions	–	–		32		–		–
Net change in unrealized appreciation (depreciation) on:
Investments	(1,411)	7,626		(4,963)		(8,724)		(1,595)
Written options	–	–		–		(6)		–
Futures contracts	20	–		–		–		–
Forward foreign currency exchange contracts	–	–		(28)		–		–
Translation of other assets and liabilities denominated in foreign currencies	–	–		39		–		–
Net Gains (Losses)	(888)	3,651		(3,578)		(5,095)		(617)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(717)	$7,343		$(1,269)		$(4,583)		$(572)

(1)	Formerly known as the International Growth Equity Fund.
(2)	Formerly known as the Growth Equity Fund.
(3)	Formerly known as the Select Equity Fund.
(4)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(5)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $6, $1 and $6, respectively.
(6)	Net of $31, $408, $5, $57, and $7, respectively, in non reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

LARGE CAP VALUE FUND		SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$2,724	(5) (6)	$243 (4)	$13,005 (5)	$241	(4) (6)
–		–	4	–
6		2	58	2
2,730		245	13,067	243

851		154	6,096	391
150		27	1,076	59
17		53	105	11
20		13	82	14
100		18	717	39
9		8	21	8
2		2	7	2
21		21	59	21
11		11	32	11
47		8	1,519	25
4		4	12	4
1		–	–	–
5		5	13	5
1,238		324	9,739	590
(136)		(143)	(2,567)	(101)
1,102		181	7,172	489
1,628		64	5,895	(246)

616		749	5,939	5,724
–		–	–	–
–		(48)	(4,770)	–
–		–	–	–

(12,134)		(338)	(15,259)	492
–		–	–	–
–		71	2,059	–
–		–	–	–

–		–	–	–
(11,518)		434	(12,031)	6,216
$(9,890)		$498	$(6,136)	$5,970

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ENHANCED LARGE CAP FUND		INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND (1)		LARGE CAP EQUITY FUND (2)
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income (loss)	$171	$399	$3,692	$7,253	$2,309	$4,921	$512	$1,407
Net realized gains (losses)	503	(165)	(3,975)	(3,537)	1,374	(25,129)	3,635	(3,700)
Net change in unrealized appreciation (depreciation)	(1,391)	10,374	7,626	95,109	(4,952)	135,131	(8,730)	69,248
Net Increase (Decrease) in Net Assets Resulting from Operations	(717)	10,608	7,343	98,825	(1,269)	114,923	(4,583)	66,955
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital sharetransactions	(1,394)	(12,220)	(5,932)	(3,270)	(20,544)	(28,082)	(15,540)	(41,358)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,394)	(12,220)	(5,932)	(3,270)	(20,544)	(28,082)	(15,540)	(41,358)
DISTRIBUTIONS PAID:
From net investment income	(174)	(396)	(3,944)	(5,970)	–	(7,000)	(542)	(1,404)
From net realized gains	–	–	–	–	–	–	–	–
Total Distributions Paid	(174)	(396)	(3,944)	(5,970)	–	(7,000)	(542)	(1,404)
Total Increase (Decrease) in Net Assets	(2,285)	(2,008)	(2,533)	89,585	(21,813)	79,841	(20,665)	24,193
NET ASSETS:
Beginning of period	25,053	27,061	304,288	214,703	318,748	238,907	162,570	138,377
End of period	$22,768	$25,053	$301,755	$304,288	$296,935	$318,748	$141,905	$162,570
Accumulated Undistributed Net Investment Income (Loss)	$5	$8	$(2,361)	$(2,109)	$3,166	$857	$(11)	$19

(1)	Formerly known as the International Growth Equity Fund.
(2)	Formerly known as the Growth Equity Fund.
(3)	Formerly known as the Select Equity Fund.

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2010

LARGE CAP GROWTH FUND (3)		LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,
2010	2010	2010	2010	2010	2010	2010	2010	2010	2010

$45	$228	$1,628	$4,189	$64	$(258)	$5,895	$10,254	$(246)	$(422)
978	7,879	616	(23,488)	701	12,582	1,169	(37,739)	5,724	(542)
(1,595)	20,059	(12,134)	121,840	(267)	3,747	(13,200)	567,926	492	27,161
(572)	28,166	(9,890)	102,541	498	16,071	(6,136)	540,441	5,970	26,197

(4,689)	(15,679)	(28,563)	(90,749)	(1,858)	(6,276)	38	29,276	(5,848)	(7,863)
(4,689)	(15,679)	(28,563)	(90,749)	(1,858)	(6,276)	38	29,276	(5,848)	(7,863)

–	(300)	–	(4,600)	–	–	–	(10,900)	–	–
–	–	–	–	–	–	–	–	–	–
–	(300)	–	(4,600)	–	–	–	(10,900)	–	–
(5,261)	12,187	(38,453)	7,192	(1,360)	9,795	(6,098)	558,817	122	18,334

82,726	70,539	227,104	219,912	39,001	29,206	1,464,482	905,665	81,054	62,720
$77,465	$82,726	$188,651	$227,104	$37,641	$39,001	$1,458,384	$1,464,482	$81,176	$81,054
$42	$(3)	$2,897	$1,269	$60	$(4)	$7,728	$1,833	$(249)	$(3)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006(1)
Net Asset Value, Beginning of Period	$8.38	$5.66	$9.41	$11.25	$10.22	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.12	0.16	0.18	0.14	0.04
Net realized and unrealized gains (losses)	(0.29)	2.72	(3.75)	(1.24)	1.13	0.22
Total from Investment Operations	(0.23)	2.84	(3.59)	(1.06)	1.27	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.12)	(0.16)	(0.17)	(0.14)	(0.04)
From net realized gains	–	–	–	(0.61)	(0.10)	–
Total Distributions Paid	(0.06)	(0.12)	(0.16)	(0.78)	(0.24)	(0.04)
Net Asset Value, End of Period	$8.09	$8.38	$5.66	$9.41	$11.25	$10.22
Total Return(2)	(2.71)%	50.46%	(38.50)%	(10.04)%	12.50%	2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,768	$25,053	$27,061	$68,899	$138,291	$37,543
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	1.26%	1.21%	0.94%	0.68%	0.78%	1.71%
Net investment income, net of reimbursements and credits	1.48%	1.61%	1.90%	1.47%	1.49%	1.68%
Net investment income, before reimbursements and credits	0.82%	1.00%	1.56%	1.39%	1.31%	0.57%
Portfolio Turnover Rate	57.32%	117.73%	100.07%	191.20%	100.03%	22.05%

(1)	Commenced investment operations on December 16, 2005.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$11.14	$7.73	$11.60	$13.26	$12.06	$12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26	0.25	0.32	0.36	0.35
Net realized and unrealized gains (losses)	0.13	3.37	(3.72)	(0.90)	1.67	0.94
Total from Investment Operations	0.27	3.63	(3.47)	(0.58)	2.03	1.29
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.22)	(0.40)	(0.37)	(0.39)	(0.37)
From net realized gains	–	–	–	(0.71)	(0.44)	(0.97)
Total Distributions Paid	(0.15)	(0.22)	(0.40)	(1.08)	(0.83)	(1.34)
Net Asset Value, End of Period	$11.26	$11.14	$7.73	$11.60	$13.26	$12.06
Total Return(1)	2.57%	47.21%	(30.37)%	(4.86)%	17.31%	11.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$301,755	$304,288	$214,703	$409,062	$453,198	$363,336
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.25%	1.23%	1.28%	1.28%	1.23%	1.34%
Net investment income, net of waivers, reimbursements and credits	2.54%	2.71%	2.66%	2.45%	2.81%	2.80%
Net investment income, before waivers, reimbursements and credits	2.29%	2.48%	2.38%	2.17%	2.58%	2.46%
Portfolio Turnover Rate	7.69%	26.94%	20.93%	50.08%	32.85%	74.74%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND (1)
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$7.92	$5.31		$10.70	$13.61		$12.62	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.13		0.32	0.16		0.16	0.11
Net realized and unrealized gains (losses)	(0.05)	2.66		(4.87)	(0.04)		2.25	2.09
Total from Investment Operations	0.01	2.79		(4.55)	0.12		2.41	2.20
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.18)		(0.31)	(0.19)		(0.23)	(0.09)
From net realized gains	–	–		(0.53)	(2.84)		(1.19)	–
Total Distributions Paid	–	(0.18)		(0.84)	(3.03)		(1.42)	(0.09)
Net Asset Value, End of Period	$7.93	$7.92		$5.31	$10.70		$13.61	$12.62
Total Return(3)	0.13%	52.58%		(43.23)%	(0.69)%		19.63%	21.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$296,935	$318,748		$238,907	$924,185		$1,201,357	$1,414,412
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25	%(5)	1.26%	1.25	%(5)	1.26%	1.25%
Expenses, before waivers, reimbursements and credits	1.41%	1.40%		1.40%	1.39%		1.40%	1.49%
Net investment income, net of waivers, reimbursements and credits	1.59%	1.69%		2.27%	1.09%		1.14%	0.93%
Net investment income, before waivers, reimbursements and credits	1.43%	1.54%		2.13%	0.95%		1.00%	0.69%
Portfolio Turnover Rate	17.42%	44.44%		75.96%	74.69%		69.99%	98.16%

(1)	Formerly known as the International Growth Equity Fund.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND(1)
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$12.63	$8.28	$13.17	$16.22	$16.24	$15.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.10	0.15	0.12	0.12	0.07
Net realized and unrealized gains (losses)	(0.37)	4.35	(4.89)	(1.10)	1.16	1.60
Total from Investment Operations	(0.33)	4.45	(4.74)	(0.98)	1.28	1.67
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.10)	(0.15)	(0.12)	(0.13)	(0.06)
From net realized gains	–	–	–	(1.95)	(1.17)	(1.01)
Total Distributions Paid	(0.05)	(0.10)	(0.15)	(2.07)	(1.30)	(1.07)
Net Asset Value, End of Period	$12.25	$12.63	$8.28	$13.17	$16.22	$16.24
Total Return(2)	(2.64)%	53.90%	(36.17)%	(7.12)%	7.93%	10.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$141,905	$162,570	$138,377	$328,003	$577,212	$734,552
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.25%	1.23%	1.20%	1.16%	1.17%	1.24%
Net investment income, net of waivers, reimbursements and credits	0.70%	0.89%	1.29%	0.70%	0.67%	0.42%
Net investment income, before waivers, reimbursements and credits	0.45%	0.66%	1.09%	0.54%	0.50%	0.18%
Portfolio Turnover Rate	24.84%	67.21%	92.02%	72.00%	88.79%	60.23%

(1)	Effective July 31, 2010, the Fund changed its name from the Growth Equity Fund to the Large Cap Equity Fund and changed its investment strategy from investing, under normal circumstances, at least 80% of its net assets in equity securities, to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH FUND (1)
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$19.16	$13.41	$21.48	$20.91	$20.17	$18.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05	0.08	0.08	0.08	0.04
Net realized and unrealized gains (losses)	(0.07)	5.77	(8.06)	0.58	0.73	2.05
Total from Investment Operations	(0.06)	5.82	(7.98)	0.66	0.81	2.09
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.07)	(0.09)	(0.09)	(0.07)	(0.03)
Total Distributions Paid	–	(0.07)	(0.09)	(0.09)	(0.07)	(0.03)
Net Asset Value, End of Period	$19.10	$19.16	$13.41	$21.48	$20.91	$20.17
Total Return(2)	(0.31)%	43.39%	(37.19)%	3.05%	4.09%	11.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$77,465	$82,726	$70,539	$148,731	$178,752	$245,468
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.36%	1.34%	1.30%	1.25%	1.25%	1.27%
Net investment income, net of waivers, reimbursements and credits	0.12%	0.29%	0.39%	0.30%	0.35%	0.17%
Net investment income (loss), before waivers, reimbursements and credits	(0.24)%	(0.05)%	0.09%	0.05%	0.10%	(0.10)%
Portfolio Turnover Rate	37.29%	154.48%	246.80%	157.49%	148.99%	145.09%

(1)	Effective July 31, 2010, the Fund changed its name from the Select Equity Fund to the Large Cap Growth Fund and changed its investment strategy from investing, under normal circumstances, at least 80% of its net assets in equity securities, to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$9.37	$6.21	$10.23	$13.70	$13.36	$13.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.18	0.30	0.31	0.27	0.25
Net realized and unrealized gains (losses)	(0.51)	3.16	(4.07)	(1.93)	1.59	0.90
Total from Investment Operations	(0.42)	3.34	(3.77)	(1.62)	1.86	1.15
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.18)	(0.25)	(0.40)	(0.26)	(0.23)
From net realized gains	–	–	–	(1.45)	(1.26)	(1.00)
Total Distributions Paid	–	–	(0.25)	(1.85)	(1.52)	(1.23)
Net Asset Value, End of Period	$8.95	$9.37	$6.21	$10.23	$13.70	$13.36
Total Return(1)	(4.48)%	53.94%	(37.16)%	(13.12)%	14.04%	8.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$188,651	$227,104	$219,912	$573,885	$1,171,644	$1,187,515
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.24%	1.21%	1.21%	1.17%	1.18%	1.29%
Net investment income, net of waivers, reimbursements and credits	1.63%	1.76%	2.95%	2.09%	1.83%	1.80%
Net investment income, before waivers, reimbursements and credits	1.49%	1.65%	2.84%	2.02%	1.75%	1.61%
Portfolio Turnover Rate	18.66%	30.54%	61.00%	68.10%	41.13%	33.10%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$12.38	$7.81		$12.56	$13.77	$12.93	$10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(0.08)		(0.07)	(0.09)	(0.12)	(0.13)
Net realized and unrealized gains (losses)	0.18	4.65		(4.68)	(1.12)	0.96	2.74
Total from Investment Operations	0.20	4.57		(4.75)	(1.21)	0.84	2.61
Net Asset Value, End of Period	$12.58	$12.38		$7.81	$12.56	$13.77	$12.93
Total Return(1)	1.70%	58.39%		(37.77)%	(8.86)%	6.50%	25.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$37,641	$39,001		$29,206	$47,299	$52,099	$68,010
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.22	%(3)	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.79%	1.86%		1.71%	1.57%	1.53%	1.52%
Net investment income (loss), net of waivers, reimbursements and credits	.35%	(0.71)%		(0.67)%	(0.67)%	(0.80)%	(0.67)%
Net investment loss, before waivers, reimbursements and credits	(0.44)%	(1.35)%		(1.13)%	(0.99)%	(1.08)%	(0.94)%
Portfolio Turnover Rate	7.44%	224.05%		299.24%	244.58%	140.99%	150.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Effective February 17, 2010, the Fund changed its name from the Small Cap Growth Fund to the Small Cap Core Fund and changed its investment strategy from an active small cap growth investment style to a quantitative small cap core investment style. These changes resulted in a reduction to the Fund’s expense limitations, effective February 17, 2010, from 1.25% to 1.00%.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$13.33	$8.49	$13.30	$16.62	$17.59	$15.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.09	0.12	0.13	0.09	0.13
Net realized and unrealized gains (losses)	(0.09)	4.85	(4.81)	(2.20)	0.91	3.57
Total from Investment Operations	(0.04)	4.94	(4.69)	(2.07)	1.00	3.70
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.10)	(0.12)	(0.14)	(0.12)	(0.08)
From net realized gains	–	–	–	(1.11)	(1.85)	(1.18)
Total Distributions Paid	–	(0.10)	(0.12)	(1.25)	(1.97)	(1.26)
Net Asset Value, End of Period	$13.29	$13.33	$8.49	$13.30	$16.62	$17.59
Total Return(1)	(0.30)%	58.27%	(35.51)%	(12.63)%	5.78%	25.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,458,384	$1,464,482	$905,665	$961,828	$951,307	$611,728
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.36%	1.38%	1.38%	1.32%	1.24%	1.28%
Net investment income, net of waivers, reimbursements and credits	0.82%	0.82%	1.20%	0.85%	0.68%	0.85%
Net investment income, before waivers, reimbursements and credits	0.46%	0.44%	0.82%	0.53%	0.44%	0.57%
Portfolio Turnover Rate	12.17%	33.26%	36.95%	47.25%	41.07%	31.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$12.14	$8.48	$11.98	$12.38	$12.22	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(0.06)	(0.04)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gains (losses)	0.93	3.72	(3.46)	(0.31)	0.26	1.85
Total from Investment Operations	0.96	3.66	(3.50)	(0.40)	0.16	1.74
Net Asset Value, End of Period	$13.10	$12.14	$8.48	$11.98	$12.38	$12.22
Total Return(1)	7.91%	43.16%	(29.22)%	(3.23)%	1.31%	16.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$81,176	$81,054	$62,720	$110,286	$146,537	$209,298
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.51%	1.49%	1.49%	1.41%	1.38%	1.43%
Net investment loss, net of waivers, reimbursements and credits	(0.63)%	(0.56)%	(0.34)%	(0.60)%	(0.68)%	(0.54)%
Net investment loss, before waivers, reimbursements and credits	(0.89)%	(0.80)%	(0.58)%	(0.76)%	(0.81)%	(0.72)%
Portfolio Turnover Rate	21.15%	47.81%	140.14%	133.45%	84.66%	75.95%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4%
Advertising – 0.7%
Interpublic Group of (The) Cos., Inc.*	3,261	$33
Omnicom Group, Inc.	3,121	123
		156
Aerospace/Defense – 2.6%
General Dynamics Corp.	2,738	172
Lockheed Martin Corp.	1,262	90
Northrop Grumman Corp.	1,981	120
Raytheon Co.	2,934	134
Rockwell Collins, Inc.	432	25
United Technologies Corp.	837	60
		601
Agriculture – 2.6%
Altria Group, Inc.	8,269	199
Archer-Daniels-Midland Co.	4,022	128
Philip Morris International, Inc.	4,737	265
		592
Apparel – 0.7%
Coach, Inc.	620	26
Polo Ralph Lauren Corp.	319	29
VF Corp.	1,417	115
		170
Auto Manufacturers – 0.8%
Ford Motor Co.*	14,077	172
Banks – 8.2%
Bank of America Corp.	17,434	229
Capital One Financial Corp.	3,470	137
Citigroup, Inc.*	55,156	215
Fifth Third Bancorp	855	10
Goldman Sachs Group (The), Inc.	1,686	244
JPMorgan Chase & Co.	10,250	390
Morgan Stanley	5,861	145
PNC Financial Services Group, Inc.	2,965	154
Regions Financial Corp.	14,853	108
SunTrust Banks, Inc.	3,339	86
Wells Fargo & Co.	6,221	156
		1,874
Beverages – 2.1%
Brown-Forman Corp., Class B	411	25
Coca-Cola (The) Co.	3,188	186
Coca-Cola Enterprises, Inc.*	186	6
Dr Pepper Snapple Group, Inc.	3,341	119
Hansen Natural Corp.*	617	29

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued
Beverages – 2.1% – continued
PepsiCo, Inc.	1,521	$101
		466
Biotechnology – 1.4%
Amgen, Inc.*	3,071	169
Biogen Idec, Inc.*	2,298	129
Gilead Sciences, Inc.*	839	30
		328
Chemicals – 2.1%
E.I. du Pont de Nemours & Co.	4,023	179
Ecolab, Inc.	536	27
International Flavors & Fragrances, Inc.	2,233	108
PPG Industries, Inc.	1,767	129
Sigma-Aldrich Corp.	474	29
		472
Commercial Services – 1.3%
Apollo Group, Inc., Class A*	1,040	53
Automatic Data Processing, Inc.	785	33
H&R Block, Inc.	6,262	81
Pharmaceutical Product Development, Inc.	948	24
Total System Services, Inc.	6,809	104
		295
Computers – 6.8%
Apple, Inc.*	1,789	508
Cognizant Technology Solutions Corp.,
Class A*	473	30
Dell, Inc.*	11,179	145
Hewlett-Packard Co.	6,054	255
International Business Machines Corp.	3,189	428
Lexmark International, Inc., Class A*	2,481	111
SanDisk Corp.*	2,000	73
		1,550
Cosmetics/Personal Care – 1.9%
Procter & Gamble (The) Co.	7,141	428
Distribution/Wholesale – 0.4%
W.W. Grainger, Inc.	855	102
Diversified Financial Services – 0.2%
Ameriprise Financial, Inc.	658	31
SLM Corp.*	1,662	19
		50
Electric – 2.5%
Ameren Corp.	895	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued
Electric – 2.5% – continued
DTE Energy Co.	2,505	$115
Edison International	3,333	115
Exelon Corp.	333	14
FirstEnergy Corp.	3,038	117
Integrys Energy Group, Inc.	2,111	110
NRG Energy, Inc.*	3,633	76
		572
Electrical Components & Equipment – 0.8%
Emerson Electric Co.	3,327	175
Electronics – 0.5%
Amphenol Corp., Class A	597	29
FLIR Systems, Inc.*	840	22
Mettler-Toledo International, Inc.*	557	69
		120
Engineering & Construction – 0.2%
Fluor Corp.	558	28
Jacobs Engineering Group, Inc.*	621	24
		52
Food – 1.5%
Campbell Soup Co.	649	23
Kellogg Co.	2,343	118
Kroger (The) Co.	2,022	44
Sara Lee Corp.	3,534	48
Tyson Foods, Inc., Class A	7,162	115
		348
Forest Products & Paper – 0.5%
International Paper Co.	5,080	111
Gas – 0.5%
Nicor, Inc.	2,268	104
Healthcare – Products – 4.4%
Becton, Dickinson and Co.	1,149	85
C.R. Bard, Inc.	384	31
DENTSPLY International, Inc.	790	25
Edwards Lifesciences Corp.*	1,540	103
IDEXX Laboratories, Inc.*	394	24
Intuitive Surgical, Inc.*	73	21
Johnson & Johnson	7,209	447
Medtronic, Inc.	4,696	158
Patterson Cos., Inc.	834	24
Stryker Corp.	484	24
Techne Corp.	422	26

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued
Healthcare – Products – 4.4% – continued
Varian Medical Systems, Inc.*	471	$29
		997
Healthcare – Services – 1.6%
Covance, Inc.*	466	22
Humana, Inc.*	2,841	143
Mednax, Inc.*	421	22
UnitedHealth Group, Inc.	5,014	176
		363
Home Furnishings – 0.5%
Whirlpool Corp.	1,317	107
Household Products/Wares – 1.2%
Avery Dennison Corp.	2,969	110
Kimberly-Clark Corp.	2,354	153
		263
Insurance – 3.8%
ACE Ltd.	2,425	141
American International Group, Inc.*	2,673	104
Assurant, Inc.	2,821	115
Berkshire Hathaway, Inc., Class B*	2,142	177
Loews Corp.	3,301	125
MetLife, Inc.	1,941	75
Torchmark Corp.	2,029	108
Travelers (The) Cos., Inc.	399	21
		866
Internet – 1.2%
Amazon.com, Inc.*	260	41
Google, Inc., Class A*	433	228
		269
Iron/Steel – 0.3%
Cliffs Natural Resources, Inc.	983	63
Machinery – Diversified – 0.2%
Flowserve Corp.	270	30
Rockwell Automation, Inc.	154	9
		39
Media – 1.8%
DIRECTV, Class A*	368	15
FactSet Research Systems, Inc.	357	29
Gannett Co., Inc.	8,577	105
McGraw-Hill (The) Cos., Inc.	3,749	124
News Corp., Class A	8,415	110

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued
Media – 1.8% – continued
Walt Disney (The) Co.	935	$31
		414
Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	223	28
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	570	49
Newmont Mining Corp.	24	1
		50
Miscellaneous Manufacturing – 4.8%
3M Co.	2,545	221
Dover Corp.	2,044	107
Eaton Corp.	854	71
General Electric Co.	14,833	241
Honeywell International, Inc.	3,782	166
Illinois Tool Works, Inc.	3,110	146
ITT Corp.	520	24
Parker Hannifin Corp.	1,756	123
		1,099
Oil & Gas – 9.0%
Chevron Corp.	5,148	417
ConocoPhillips	4,655	267
Diamond Offshore Drilling, Inc.	409	28
Exxon Mobil Corp.	11,364	702
Hess Corp.	2,301	136
Marathon Oil Corp.	2,918	97
Murphy Oil Corp.	1,747	108
Occidental Petroleum Corp.	2,728	214
Rowan Cos., Inc.*	1,064	32
Sunoco, Inc.	1,207	44
		2,045
Oil & Gas Services – 1.5%
Cameron International Corp.*	707	31
FMC Technologies, Inc.*	457	31
National Oilwell Varco, Inc.	3,108	138
Oceaneering International, Inc.*	542	29
Schlumberger Ltd.	1,855	114
		343
Packaging & Containers – 0.4%
Sealed Air Corp.	4,344	98
Pharmaceuticals – 4.4%
Abbott Laboratories	1,247	65
AmerisourceBergen Corp.	1,184	36

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued
Pharmaceuticals – 4.4% – continued
Bristol-Myers Squibb Co.	6,954	$189
Cardinal Health, Inc.	3,429	113
Eli Lilly & Co.	4,755	174
Endo Pharmaceuticals Holdings, Inc.*	1,096	36
Forest Laboratories, Inc.*	3,913	121
Merck & Co., Inc.	3,141	116
Pfizer, Inc.	9,321	160
		1,010
Pipelines – 0.3%
Oneok, Inc.	1,367	62
Real Estate Investment Trusts – 1.4%
Host Hotels & Resorts, Inc.	8,294	120
Kimco Realty Corp.	4,523	71
Vornado Realty Trust	1,484	127
		318
Retail – 7.0%
Advance Auto Parts, Inc.	480	28
Best Buy Co., Inc.	3,211	131
Big Lots, Inc.*	3,835	128
Copart, Inc.*	677	22
Darden Restaurants, Inc.	2,572	110
Dollar Tree, Inc.*	390	19
Family Dollar Stores, Inc.	591	26
GameStop Corp., Class A*	1,332	26
Gap (The), Inc.	6,236	116
Home Depot (The), Inc.	56	2
Limited Brands, Inc.	4,496	121
McDonald’s Corp.	1,122	84
Panera Bread Co., Class A*	309	27
Ross Stores, Inc.	1,095	60
Starbucks Corp.	59	2
Target Corp.	3,236	173
TJX Cos., Inc.	3,471	155
Urban Outfitters, Inc.*	705	22
Walgreen Co.	877	29
Wal-Mart Stores, Inc.	5,781	309
		1,590
Semiconductors – 2.8%
Altera Corp.	1,407	42
Analog Devices, Inc.	3,810	119
Intel Corp.	16,000	308
Texas Instruments, Inc.	6,225	169

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% – continued

Semiconductors – 2.8% – continued
Xilinx, Inc.	103	$3
		641

Software – 4.0%
BMC Software, Inc.*	2,433	98
Intuit, Inc.*	675	30
Microsoft Corp.	19,764	484
Oracle Corp.	11,439	307
		919

Telecommunications – 4.9%
AT&T, Inc.	14,899	426
Cisco Systems, Inc.*	13,823	303
Harris Corp.	1,444	64
QUALCOMM, Inc.	863	39
Tellabs, Inc.	6,819	51
Verizon Communications, Inc.	7,035	229
		1,112

Transportation – 1.3%
C.H. Robinson Worldwide, Inc.	429	30
CSX Corp.	142	8
Kirby Corp.*	606	25
Norfolk Southern Corp.	135	8
Tidewater, Inc.	605	27
United Parcel Service, Inc., Class B	2,838	189
		287

Total Common Stocks

(Cost $19,912)		21,721

INVESTMENT COMPANIES – 6.6%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	1,500,029	1,500

Total Investment Companies
(Cost $1,500)		1,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT – TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 0.18%, 11/18/10(3)	$145	$145

Total Short-Term Investments
(Cost $145)		145

Total Investments – 102.6%

(Cost $21,557)		23,366
Liabilities less Other Assets – (2.6)%		(598)
NET ASSETS – 100.0%		$22,768

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $790,000 with net purchases of approximately $710,000 during the six months ended September 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
S&P 500
E-mini	18	$1,023	Long	12/10	$40

At September 30, 2010, the industry sectors for the Enhanced Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	10.7
Energy	11.1
Financials	14.4
Health Care	12.8
Industrials	11.4
Information Technology	18.6
Materials	3.6
Telecommunication Services	3.0
Utilities	3.4

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stock	$21,721	(1)	$–	$–	$21,721

Investment Companies	1,500		–	–	1,500

Short-Term Investments	–		145	–	145
Total Investments	$23,221		$145	$–	$23,366
OTHER FINANCIAL INSTRUMENTS

Assets
Futures Contracts	$40		$–	$–	$40

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 57.3%
Auto Parts & Equipment – 1.4%
Magna International, Inc.	52,000	$4,278
Banks – 0.8%
Banco Santander S.A. ADR	187,000	2,367
Beverages – 1.3%
Coca-Cola (The) Co.	65,000	3,804
Chemicals – 1.5%
Dow Chemical (The) Co.	163,600	4,492
Commercial Services – 1.4%
Weight Watchers International, Inc.	134,000	4,180
Computers – 3.6%
Accenture PLC, Class A	140,000	5,949
Computer Sciences Corp.	105,000	4,830
		10,779
Cosmetics/Personal Care – 0.9%
Procter & Gamble (The) Co.	45,000	2,699
Electrical Components & Equipment – 0.9%
Emerson Electric Co.	55,000	2,896
Food – 3.4%
B&G Foods, Inc.	280,000	3,058
Kellogg Co.	55,000	2,778
Kraft Foods, Inc., Class A	144,500	4,459
		10,295
Forest Products & Paper – 2.0%
Rayonier, Inc.	120,000	6,014
Healthcare – Products – 1.7%
Johnson & Johnson	85,000	5,267
Healthcare – Services – 1.2%
UnitedHealth Group, Inc.	100,000	3,511
Household Products/Wares – 1.2%
Kimberly-Clark Corp.	55,000	3,578
Insurance – 3.1%
Chubb Corp.	88,000	5,015
Travelers (The) Cos., Inc.	85,000	4,429
		9,444
Media – 2.8%
Comcast Corp., Class A	200,000	3,616
Walt Disney (The) Co.	145,000	4,801
		8,417

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 57.3% – continued

Mining – 1.1%
Southern Copper Corp.	95,000	$3,336

Miscellaneous Manufacturing – 4.7%

3M Co.	69,000	5,983

Eaton Corp.	60,000	4,949
General Electric Co.	205,000	3,331
		14,263

Office/Business Equipment – 1.4%
Xerox Corp.	400,000	4,140

Oil & Gas – 7.2%

Cenovus Energy, Inc.	100,000	2,877

ConocoPhillips	65,000	3,733

Devon Energy Corp.	50,000	3,237

Encana Corp.	100,000	3,023

Marathon Oil Corp.	124,000	4,104
Occidental Petroleum Corp.	60,000	4,698
		21,672

Pharmaceuticals – 7.3%

Abbott Laboratories	60,000	3,134

AstraZeneca PLC ADR	35,000	1,775

Bristol-Myers Squibb Co.	75,000	2,033

GlaxoSmithKline PLC ADR	127,000	5,019

Merck & Co., Inc.	151,366	5,572

Pfizer, Inc.	255,000	4,378
		21,911

Real Estate Investment Trusts – 1.4%
Healthcare Realty Trust, Inc.	185,000	4,327

Retail – 2.2%

Home Depot (The), Inc.	150,000	4,752
J.C. Penney Co., Inc.	73,000	1,984
		6,736

Savings & Loans – 2.0%
New York Community Bancorp, Inc.	365,000	5,931

Telecommunications – 2.3%

Nokia OYJ ADR	215,000	2,156
Verizon Communications, Inc.	150,000	4,889
		7,045

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 57.3% – continued
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	65,000	$1,525
Total Common Stocks
(Cost $159,467)		172,907

CONVERTIBLE PREFERRED STOCKS – 5.9%

Electric – 3.0%
Great Plains Energy, Inc., 12.00%	95,000	6,014
NextEra Energy, Inc., 8.38%	60,000	3,186
		9,200

Insurance – 1.4%
Hartford Financial Services Group, Inc., 7.25%	119,597	2,837
XL Group PLC., 10.75%	50,000	1,574
		4,411

Oil & Gas – 0.2%
Apache Corp., 6.00%	8,502	493

Pharmaceuticals – 1.3%
Mylan, Inc., 6.50%	3,500	3,896
Total Convertible Preferred Stocks
(Cost $16,109)		18,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 32.2%
Aerospace/Defense – 1.1%

Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,401

Biotechnology – 0.6%

Charles River Laboratories International, Inc.,
2.25%, 6/15/13	2,000	1,965

Building Materials – 1.0%

Cemex S.A.B. de C.V.,
4.88%, 3/15/15(1) (2)	3,170	3,075

Commercial Services – 2.3%

United Rentals, Inc.,
4.00%, 11/15/15	4,500	6,868

Computers – 5.8%

CACI International, Inc.,
2.13%, 5/1/14	6,000	6,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 32.2% – continued

Computers – 5.8% – continued

DST Systems, Inc.,

4.13%, 8/15/23	$3,000	$3,281

Mentor Graphics Corp.,

6.25%, 3/1/26	5,000	5,150

SanDisk Corp.,
1.50%, 8/15/17	2,972	2,749
		17,488

Electrical Components & Equipment – 1.6%

General Cable Corp.,

0.88%, 11/15/13	2,000	1,800
4.50%, 11/15/29	3,000	3,037
		4,837

Healthcare – Services – 2.8%

AMERIGROUP Corp.,

2.00%, 5/15/12	3,000	3,416

LifePoint Hospitals, Inc.,

3.50%, 5/15/14	5,000	4,969
		8,385

Home Builders – 1.0%

D.R. Horton, Inc.,

2.00%, 5/15/14	2,610	2,910

Insurance – 4.4%

American Equity Investment Life Holding Co.,

5.25%, 12/6/24	6,000	6,120

Old Republic International Corp.,
8.00%, 5/15/12	5,500	7,178
		13,298

Iron/Steel – 0.9%

ArcelorMittal,
5.00%, 5/15/14	1,965	2,633

Mining – 2.6%

Kaiser Aluminum Corp.,

4.50%, 4/1/15(1) (2)	427	491

Newmont Mining Corp.,
1.63%, 7/15/17	5,000	7,363
		7,854

Oil & Gas – 1.6%

Transocean, Inc.,
1.50%, 12/15/37	5,000	4,869

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 32.2% – continued

Retail – 1.4%

Regis Corp.,

5.00%, 7/15/14	$2,975	$4,184

Semiconductors – 2.0%

Intel Corp.,

2.95%, 12/15/35	6,000	5,947

Telecommunications – 3.1%

Alaska Communications Systems Group, Inc.,

5.75%, 3/1/13	5,500	5,500

NII Holdings, Inc.,

3.13%, 6/15/12	4,000	3,865
		9,365
Total Convertible Bonds
(Cost $89,669)		97,079

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%

Northern Institutional Funds – Diversified Assets Portfolio (3) (4)	12,626,212	$12,626
Total Investment Companies
(Cost $12,626)		12,626
Total Investments – 99.6%
(Cost $277,871)		300,612

Other Assets less Liabilities – 0.4%		1,143
NET ASSETS – 100.0%		$301,755

(1)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounts to approximately $3,566,000 or 1.18% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Cemex S.A.B. de C.V.,
4.88%, 3/15/15	3/25/10 -8/26/10	$3,170
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3/24/10	427

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,574,000 with net purchases of approximately $5,052,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.2%
Consumer Staples	7.1
Energy	9.4
Financials	15.8
Health Care	15.6
Industrials	11.2
Information Technology	14.1
Materials	7.4
Technology	15.2
Telecommunication Services	5.0
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$172,907(1)	$ –		$ –	$172,907
Convertible Preferred Stocks
Electric	9,200	–		–	9,200
Insurance	4,411	–		–	4,411
Oil & Gas	493	–		–	493
Pharmaceuticals	–	3,896		–	3,896
Convertible Bonds	–	97,079	(1)	–	97,079
Investment Companies	12,626	–		–	12,626

Total Investments	$199,637	$100,975		$–	$300,612

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND(A)	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%

Australia – 1.5%

Computershare Ltd.	161,694	$1,533
Myer Holdings Ltd.	808,312	2,941
		4,474

Belgium – 2.0%
Anheuser-Busch InBev N.V.	101,925	5,988

Brazil – 2.4%

Petroleo Brasileiro S.A. ADR	68,948	2,501
Vale S.A. ADR	148,122	4,632
		7,133

Canada – 3.1%

Bombardier, Inc., Class B	445,100	2,185

Rogers Communications, Inc., Class B	75,703	2,833

Talisman Energy, Inc.	101,153	1,770
Trican Well Service Ltd.	158,346	2,525
		9,313

China – 2.5%

Bank of China Ltd., Class H	6,674,000	3,494
China Yurun Food Group Ltd.	1,070,300	3,971
		7,465

Finland – 1.7%
UPM-Kymmene OYJ	290,501	4,985

France – 7.0%

Air Liquide S.A.	24,324	2,976

BNP Paribas	73,733	5,269

Societe Generale	102,024	5,907

Total S.A.	92,545	4,773
Veolia Environnement	72,009	1,898
		20,823

Germany – 5.1%

Allianz S.E. (Registered)	34,941	3,944

Deutsche Bank A.G. (Registered)	46,268	2,529

E.ON A.G.	59,077	1,739

GEA Group A.G.	101,008	2,527

Linde A.G.	15,601	2,035
Siemens A.G. (Registered)	21,947	2,321
		15,095

Hong Kong – 2.1%

Esprit Holdings Ltd.	347,118	1,871
Huabao International Holdings Ltd.	2,781,606	4,335
		6,206

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% – continued

India – 0.9%
Sterlite Industries India Ltd. ADR	186,935	$2,800

Ireland – 1.0%

Covidien PLC	20,633	829
XL Group PLC	99,991	2,166
		2,995

Italy – 0.8%
Enel S.p.A.	446,669	2,384

Japan – 18.8%

Canon, Inc.	82,300	3,849

Chiyoda Corp.	358,700	2,942

East Japan Railway Co.	36,200	2,188

Kansai Electric Power (The) Co., Inc.	95,800	2,327

Kawasaki Heavy Industries Ltd.	940,200	2,676

Kinden Corp.	233,900	2,113

Kubota Corp.	338,800	3,109

Mitsubishi UFJ Financial Group, Inc.	1,111,248	5,187

Mitsui & Co. Ltd.	269,800	4,014

NGK Insulators Ltd.	85,700	1,421

Nomura Holdings, Inc.	367,300	1,781

NTT DoCoMo, Inc.	2,060	3,440

Shimano, Inc.	58,048	3,077

Shin-Etsu Chemical Co. Ltd.	48,900	2,388

Sony Corp.	106,600	3,297

Sumitomo Metal Mining Co. Ltd.	153,200	2,345

Tokio Marine Holdings, Inc.	168,100	4,544
Toyota Motor Corp.	140,000	5,018
		55,716

Netherlands – 4.9%

ASML Holding N.V.	101,465	3,042

NXP Semiconductor N.V.*	122,653	1,520

Qiagen N.V.*	123,981	2,218

Royal Dutch Shell PLC, Class B	188,479	5,502
Unilever N.V. – CVA	79,844	2,392
		14,674

Norway – 0.9%
Marine Harvest ASA	3,021,706	2,638

Portugal – 1.2%
Jeronimo Martins SGPS S.A.	276,370	3,701

Singapore – 1.4%
DBS Group Holdings Ltd.	375,744	4,020

See Notes to the Financial Statements.

(A)	Formerly known as the International Growth Equity Fund

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

South Korea – 1.7%
Hyundai Motor Co.	38,100	$5,113

Spain – 3.0%

Banco Santander S.A.	247,486	3,136

Iberdrola Renovables S.A.	235,444	784

Iberdrola S.A.	279,589	2,154
Telefonica S.A.	112,041	2,779
		8,853

Switzerland – 8.8%

ABB Ltd. (Registered)*	78,400	1,654

Credit Suisse Group A.G. (Registered)	115,608	4,951

Givaudan S.A. (Registered)	2,933	2,999

Novartis A.G. (Registered)	127,209	7,330

Roche Holding A.G. (Genusschein)	51,194	6,990
Syngenta A.G. (Registered)	8,559	2,129
		26,053

Taiwan – 0.7%
Hon Hai Precision Industry Co. Ltd.	517,160	1,944

United Kingdom – 22.3%

Autonomy Corp. PLC *	111,535	3,179

BAE Systems PLC	283,608	1,526

Barclays PLC	722,978	3,395

BP PLC	313,041	2,140

Compass Group PLC	468,697	3,908

GlaxoSmithKline PLC	218,205	4,305

HSBC Holdings PLC	260,175	2,635

ITV PLC *	1,305,231	1,223

National Grid PLC	315,504	2,678

Pearson PLC	246,747	3,822

Prudential PLC	612,282	6,128

QinetiQ Group PLC	539,981	916

Reckitt Benckiser Group PLC	83,085	4,574

Rolls-Royce Group PLC *	442,319	4,199

Standard Chartered PLC	223,583	6,425

Vodafone Group PLC	2,496,371	6,179

Weir Group (The) PLC	249,459	5,590
WPP PLC	307,383	3,404
		66,226

United States – 4.5%

Activision Blizzard, Inc.	266,497	2,884

Mead Johnson Nutrition Co.	51,415	2,926

Schlumberger Ltd.	45,401	2,797

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% – continued

United States – 4.5% – continued
Virgin Media, Inc.	205,222	$4,724
		13,331
Total Common Stocks
(Cost $261,340) (1)		291,930
INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	2,161,224	2,161
Total Investment Companies

(Cost $2,161)		2,161
RIGHTS – 0.1%
Deutsche Bank A.G.*	46,634	226
Total Rights
(Cost $268) (1)		226
Total Investments – 99.1%
(Cost $263,769)		294,317
Other Assets less Liabilities – 0.9%		2,618

NET ASSETS – 100.0%		$296,935

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,719,000 with net sales of approximately $558,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	8.9
Energy	7.5
Financials	22.8
Health Care	7.4
Industrials	13.4
Information Technology	6.1
Materials	10.8
Telecommunication Services	5.2
Utilities	4.8

Total	100.0%

At September 30, 2010, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
British Pound	24.5%
Euro	23.9
Japanese Yen	19.1
United States Dollar	9.5
Swiss Franc	8.9
All other currencies less than 5%	14.1

Total	100.0%

At September 30, 2010, the International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS/(LOSSES) (000S)
Australian Dollar	35	United States Dollar	34	10/1/10	$–
Canadian Dollar	50	United States Dollar	49	10/1/10	–
Euro	193	United States Dollar	263	10/1/10	(1)
Japanese Yen	209,622	United States Dollar	2,503	10/1/10	(9)
Japanese Yen	27,082	United States Dollar	324	10/1/10	–
Singapore Dollar	28	United States Dollar	21	10/1/10	–
United States Dollar	1,271	British Pound	804	10/1/10	(8)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS/ (LOSSES) (000S)
United States
Dollar	1,513	Swiss Franc	1,477	10/1/10	$(10)
Hong Kong Dollar	580	United States Dollar	75	10/4/10	–

Total					$(28)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$4,724	$33,674		$–	$38,398
Consumer Staples	2,926	23,264		–	26,190
Energy	9,593	12,416		–	22,009
Financials	2,166	63,344		–	65,510
Health Care	829	20,843		–	21,672
Industrials	2,185	37,196		–	39,381
Information Technology	4,403	13,547		–	17,950
Materials	7,432	24,192		–	31,624
Telecommunication
Services	2,833	12,399		–	15,232
Utilities	–	13,964		–	13,964
Rights	–	226		–	226
Short-Term Investments	2,161	–		–	2,161

Total Investments	$39,252	$255,065		$–	$294,317
OTHER FINANCIAL INSTRUMENTS

Liabilities

Forward Foreign

Currency Exchange Contracts	$–		$(28)	$–		$(28)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND(A)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%

Aerospace/Defense – 2.2%

L-3 Communications Holdings, Inc.	9,222	$666

Raytheon Co.	25,653	1,173
United Technologies Corp.	17,888	1,274
		3,113

Agriculture – 2.2%
Philip Morris International, Inc.	56,051	3,140

Apparel – 3.0%

Coach, Inc.	33,288	1,430
Polo Ralph Lauren Corp.	32,266	2,900
		4,330

Banks – 9.0%

Bank of America Corp.	131,154	1,719

Citigroup, Inc. *	557,640	2,175

Comerica, Inc.	35,745	1,328

Goldman Sachs Group (The), Inc.	5,173	748

JPMorgan Chase & Co.	75,455	2,872

Morgan Stanley	54,007	1,333

SunTrust Banks, Inc.	23,874	617

U.S. Bancorp	59,036	1,276
Wells Fargo & Co.	29,477	741
		12,809

Beverages – 2.1%

Dr Pepper Snapple Group, Inc.	33,326	1,184
PepsiCo, Inc.	27,532	1,829
		3,013

Biotechnology – 1.5%

Alexion Pharmaceuticals, Inc. *	17,519	1,127
Amgen, Inc. *	17,378	958
		2,085

Chemicals – 0.7%
Potash Corp. of Saskatchewan, Inc.	7,025	1,012

Coal – 0.9%
Arch Coal, Inc.	45,397	1,213

Computers – 8.4%

Apple, Inc. *	10,966	3,112

Brocade Communications Systems, Inc. *	130,486	762

EMC Corp. *	102,217	2,076

Hewlett-Packard Co.	41,671	1,753

International Business Machines Corp.	16,112	2,161
Seagate Technology PLC *	81,088	955

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4% – continued

Computers – 8.4% – continued
Teradata Corp. *	28,441	$1,097
		11,916

Cosmetics/Personal Care – 1.5%
Procter & Gamble (The) Co.	34,952	2,096

Diversified Financial Services – 1.1%
Discover Financial Services	89,902	1,500

Electric – 2.6%

Entergy Corp.	13,432	1,028

NRG Energy, Inc. *	82,980	1,728
Southern (The) Co.	26,472	986
		3,742

Food – 2.3%

General Mills, Inc.	53,075	1,939
Unilever PLC ADR	47,968	1,396
		3,335

Forest Products & Paper – 1.0%
UPM-Kymmene OYJ	82,004	1,405

Healthcare – Products – 1.8%

Covidien PLC	23,719	953
Johnson & Johnson	25,588	1,586
		2,539

Healthcare – Services – 2.9%

Humana, Inc. *	45,989	2,311
Tenet Healthcare Corp. *	387,796	1,830
		4,141

Home Builders – 0.9%
Pulte Group, Inc. *	145,327	1,273

Insurance – 5.9%

ACE Ltd.	19,465	1,134

CNO Financial Group, Inc. *	295,104	1,635

MGIC Investment Corp. *	188,184	1,737

Unum Group	52,921	1,172
XL Group PLC	124,044	2,687
		8,365

Internet – 1.4%

AOL, Inc. *	45,483	1,126
GSI Commerce, Inc. *	35,799	884
		2,010

See Notes to the Financial Statements.

(A)	Formerly known as the Growth Equity Fund

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4% – continued

Machinery – Construction & Mining – 1.0%
Joy Global, Inc.	19,729	$1,387

Machinery – Diversified – 0.8%
Cummins, Inc.	13,115	1,188

Media – 2.1%

Time Warner, Inc.	55,529	1,702
Walt Disney (The) Co.	38,458	1,273
		2,975

Metal Fabrication/Hardware – 1.2%
Precision Castparts Corp.	13,593	1,731

Mining – 1.1%
Titanium Metals Corp. *	77,601	1,549

Miscellaneous Manufacturing – 4.3%

Dover Corp.	15,283	798

General Electric Co.	210,565	3,422
Parker Hannifin Corp.	26,639	1,866
		6,086

Office/Business Equipment – 1.0%
Canon, Inc. ADR	29,224	1,365

Oil & Gas – 11.2%

Apache Corp.	19,203	1,877

Chevron Corp.	40,233	3,261

Ensco PLC ADR	29,340	1,312

Exxon Mobil Corp.	41,694	2,576

Noble Corp.	42,283	1,429

Occidental Petroleum Corp.	36,757	2,878

Petroleo Brasileiro S.A. ADR	35,562	1,290
Talisman Energy, Inc.	70,543	1,234
		15,857

Pharmaceuticals – 6.6%

Cephalon, Inc. *	23,143	1,445

Forest Laboratories, Inc. *	50,270	1,555

Mead Johnson Nutrition Co.	29,080	1,655

Merck & Co., Inc.	108,308	3,987
Teva Pharmaceutical Industries Ltd. ADR	13,371	705
		9,347

Retail – 6.5%

Darden Restaurants, Inc.	31,880	1,364

Gap (The), Inc.	37,820	705

McDonald’s Corp.	13,156	980

Nordstrom, Inc.	31,609	1,176

Target Corp.	32,528	1,738

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4% – continued

Retail – 6.5% – continued

TJX Cos., Inc.	26,971	$1,204
Wal-Mart Stores, Inc.	37,555	2,010
		9,177

Semiconductors – 3.4%

ASML Holding N.V. (Registered)	53,450	1,589

Intel Corp.	28,664	551

NXP Semiconductor N.V. *	59,863	742

ON Semiconductor Corp. *	104,241	751
Texas Instruments, Inc.	43,611	1,184
		4,817

Software – 3.0%

Activision Blizzard, Inc.	119,505	1,293

Check Point Software Technologies Ltd. *	31,176	1,151
Microsoft Corp.	75,328	1,845
		4,289

Telecommunications – 4.3%

AT&T, Inc.	45,089	1,290

Cisco Systems, Inc. *	78,821	1,726

Verizon Communications, Inc.	39,493	1,287
Virgin Media, Inc.	80,594	1,855
		6,158

Transportation – 1.5%
Kansas City Southern *	56,142	2,100
Total Common Stocks
(Cost $123,572)		141,063

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	876,273	$876
Total Investment Companies
(Cost $877)		876
Total Investments – 100.0%
(Cost $124,449)		141,939

Liabilities less Other Assets – 0.0%		(34)
NET ASSETS – 100.0%		$141,905

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $912,000 with net sales of approximately $36,000 during the six months ended September 30, 2010.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Large Cap Equity Fund has open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)

Joy Global, Inc.,

Exp. Date 10/16/10, Strike Price $70.00	(23)		$(6)

Cummins, Inc.,

Exp. Date 10/16/10, Strike Price $90.00	(18)	(6)
Total Written Option Contracts
(Premiums Received $3)			$(12)

At September 30, 2010, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	10.8
Energy	12.1
Financials	16.1
Health Care	11.7
Industrials	11.1
Information Technology	18.4
Materials	2.8
Telecommunication Services	1.8
Utilities	2.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stock	$141,063	(1)	$–	$–	$141,063
Investment Companies	876			–	876
Total Investments	$141,939		$–	$–	$141,939
OTHER FINANCIAL INSTRUMENTS

Liabilities
Written Call Options	$(12)		$–	$–	$(12)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND(A)	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5%

Aerospace/Defense – 4.6%

Boeing (The) Co.	25,600	$1,703
Rockwell Collins, Inc.	13,590	792
United Technologies Corp.	15,550	1,108
		3,603

Apparel - 2.3%
NIKE, Inc., Class B	22,070	1,769

Auto Parts & Equipment – 2.1%
Johnson Controls, Inc.	53,510	1,632

Beverages – 2.3%
PepsiCo, Inc.	27,100	1,800

Biotechnology – 3.0%

Alexion Pharmaceuticals, Inc. *	12,675	816

Celgene Corp. *	12,020	692
Life Technologies Corp. *	16,880	788
		2,296

Chemicals – 2.1%

Air Products & Chemicals, Inc.	9,196	762
Ecolab, Inc.	17,690	897
		1,659

Commercial Services – 1.6%
Mastercard, Inc., Class A	5,469	1,225

Computers – 14.2%

Apple, Inc. *	13,615	3,863

Cognizant Technology Solutions Corp.,

Class A *	27,350	1,763

EMC Corp. *	46,410	943

Hewlett-Packard Co.	17,855	751

International Business Machines Corp.	12,358	1,658
NetApp, Inc. *	40,190	2,001
		10,979

Cosmetics/Personal Care – 1.2%
Avon Products, Inc.	28,150	904

Diversified Financial Services – 3.1%

American Express Co.	38,820	1,632
IntercontinentalExchange, Inc. *	7,414	776
		2,408

Electronics – 0.9%
Dolby Laboratories, Inc., Class A *	12,180	692

Food – 2.9%

Sysco Corp.	45,890	1,309

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% – continued

Food – 2.9% – continued
Whole Foods Market, Inc. *	26,100	$968
		2,277

Healthcare – Products – 2.9%

Covidien PLC	19,160	770
Intuitive Surgical, Inc. *	5,139	1,458
		2,228

Internet – 5.7%

Amazon.com, Inc. *	12,340	1,938

F5 Networks, Inc. *	8,950	929
Google, Inc., Class A *	3,011	1,583
		4,450

Machinery – Diversified – 4.1%

Cummins, Inc.	17,080	1,547
Deere & Co.	23,180	1,618
		3,165

Media – 1.8%
Walt Disney (The) Co.	42,575	1,410

Metal Fabrication/Hardware – 1.0%
Precision Castparts Corp.	6,102	777

Mining – 3.4%

BHP Billiton Ltd. ADR	12,370	944

Freeport-McMoRan Copper & Gold, Inc.	12,160	1,038
Titanium Metals Corp. *	32,898	657
		2,639

Miscellaneous Manufacturing – 2.7%

3M Co.	9,225	800
Danaher Corp.	31,270	1,270
		2,070

Oil & Gas – 4.7%

Apache Corp.	12,200	1,193

Exxon Mobil Corp.	18,850	1,165

Suncor Energy, Inc.	17,260	562
Talisman Energy, Inc.	43,530	761
		3,681

Oil & Gas Services – 3.1%

National-Oilwell Varco, Inc.	20,130	895
Schlumberger Ltd.	24,225	1,493
		2,388

Pharmaceuticals – 2.8%

Abbott Laboratories	27,255	1,424

See Notes to the Financial Statements.

(A)	Formerly known as the Select Equity Fund

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% – continued

Pharmaceuticals – 2.8% – continued
Teva Pharmaceutical Industries Ltd. ADR	14,815	$781
		2,205

Retail – 8.7%

Costco Wholesale Corp.	15,385	992

McDonald’s Corp.	24,020	1,790

Nordstrom, Inc.	17,755	661

Starbucks Corp.	44,670	1,143

Tiffany & Co.	23,800	1,118
TJX Cos., Inc.	23,580	1,052
		6,756

Software – 9.5%

Autodesk, Inc.*	25,095	802

Cerner Corp.*	14,095	1,184

Citrix Systems, Inc.*	31,660	2,160

Microsoft Corp.	29,750	729

Oracle Corp.	21,425	575

Red Hat, Inc.*	18,315	751
Salesforce.com, Inc.*	10,045	1,123
		7,324

Telecommunications – 4.6%

Cisco Systems, Inc.*	53,310	1,168
Juniper Networks, Inc.*	37,837	1,148
QUALCOMM, Inc.	27,380	1,235
		3,551

Transportation – 2.2%

FedEx Corp.	10,245	876
Kansas City Southern*	21,147	791
		1,667
Total Common Stocks
(Cost $61,939)		75,555

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	2,774,885	$2,775
Total Investment Companies
(Cost $2,775)		2,775
Total Investments – 101.1%
(Cost $64,714)		78,330
Liabilities less Other Assets – (1.1)%		(865)
NET ASSETS – 100.0%		$77,465

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $493,000 with net purchases of approximately $2,282,000 during the six months ended September 30, 2010.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.6%
Consumer Staples	7.9
Energy	8.0
Financials	3.2
Health Care	10.5
Industrials	14.9
Information Technology	33.2
Materials	5.7

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks	$75,555(1)	$–	$–	$75,555
Investment Companies	2,775	–	–	2,775

Total Investments	$78,330	$–	$–	$78,330

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%

Advertising – 2.6%
Omnicom Group, Inc.	124,945	$4,933

Aerospace/Defense – 4.5%

Boeing (The) Co.	86,970	5,787
Lockheed Martin Corp.	38,095	2,715
		8,502

Banks – 9.3%

Bank of New York Mellon (The) Corp.	158,655	4,146

BB&T Corp.	225,845	5,438

Goldman Sachs Group (The), Inc.	22,795	3,296
Wells Fargo & Co.	186,625	4,690
		17,570

Beverages – 2.7%

Coca-Cola (The) Co.	32,435	1,898
PepsiCo, Inc.	47,280	3,141
		5,039

Chemicals – 2.3%
Dow Chemical (The) Co.	158,990	4,366

Computers – 1.0%
International Business Machines Corp.	14,785	1,983

Diversified Financial Services – 6.9%

American Express Co.	116,320	4,889

BlackRock, Inc.	24,684	4,202
Invesco Ltd.	182,500	3,875
		12,966

Food – 2.4%

Kellogg Co.	53,520	2,703
Kraft Foods, Inc., Class A	62,310	1,923
		4,626

Healthcare – Products – 6.5%

Baxter International, Inc.	88,285	4,212

Johnson & Johnson	62,580	3,877
Medtronic, Inc.	122,330	4,108
		12,197

Insurance – 5.1%

Allstate (The) Corp.	126,170	3,981

Chubb Corp.	39,860	2,271
MetLife, Inc.	90,350	3,474
		9,726

Iron/Steel – 1.5%
ArcelorMittal (Registered)	85,475	2,819

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4% – continued

Media – 2.5%
McGraw-Hill (The) Cos., Inc.	140,620	$4,649

Mining – 0.7%
Vulcan Materials Co.	35,385	1,306

Miscellaneous Manufacturing – 4.1%

3M Co.	40,650	3,525
General Electric Co.	261,695	4,252
		7,777

Oil & Gas – 10.6%

Chevron Corp.	69,465	5,630

ConocoPhillips	50,380	2,893

EnCana Corp.	63,125	1,908

Ensco PLC ADR	89,260	3,993
Exxon Mobil Corp.	90,880	5,616
		20,040

Oil & Gas Services – 5.2%

Baker Hughes, Inc.	128,785	5,486
Schlumberger Ltd.	69,280	4,269
		9,755

Pharmaceuticals – 5.4%

Bristol-Myers Squibb Co.	125,130	3,392

Pfizer, Inc.	189,643	3,256
Sanofi-Aventis S.A. ADR	106,000	3,525
		10,173

Retail – 4.8%

Home Depot (The), Inc.	161,200	5,107
Wal-Mart Stores, Inc.	72,425	3,876
		8,983

Savings & Loans – 1.9%
New York Community Bancorp, Inc.	223,445	3,631

Semiconductors – 6.9%

Analog Devices, Inc.	127,365	3,997

Applied Materials, Inc.	254,690	2,975
Intel Corp.	311,195	5,984
		12,956

Software – 2.9%
Microsoft Corp.	223,665	5,478

Telecommunications – 4.6%

AT&T, Inc.	182,485	5,219
Verizon Communications, Inc.	103,790	3,383
		8,602

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4% – continued

Tobacco – 2.1%
Philip Morris International, Inc.	69,780	$3,909

Wireless Equipment – 2.9%
QUALCOMM, Inc.	121,455	5,480
Total Common Stocks

(Cost $169,169)		187,466

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	4,049,447	$4,049
Total Investment Companies
(Cost $4,049)		4,049

Total Investments – 101.5%

(Cost $173,218)		191,515
Liabilities less Other Assets – (1.5)%		(2,864)

NET ASSETS – 100.0%		$188,651

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,682,000 with net sales of approximately $1,633,000 in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.8%
Consumer Staples	9.3
Energy	15.9
Financials	23.5
Health Care	11.9
Industrials	8.7
Information Technology	13.8
Materials	4.5
Telecommunication Services	4.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$187,466(1)	$–	$–	$187,466
Investment Companies	4,049	–	–	4,049

Total Investments	$191,515	$–	$–	$191,515

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6%

Advertising – 0.1%

APAC Customer Services, Inc. *	683	$4

Harte-Hanks, Inc.	2,405	28
Marchex, Inc., Class B	1,116	6
		38

Aerospace/Defense – 1.4%

AAR Corp. *	1,383	26

Aerovironment, Inc. *	401	9

Astronics Corp. *	212	4

Breeze-Eastern Corp. *	255	2

Cubic Corp.	1,347	55

Curtiss-Wright Corp.	1,845	56

Ducommun, Inc.	195	4

Esterline Technologies Corp. *	1,108	63

GenCorp, Inc. *	757	4

HEICO Corp.	1,174	54

Herley Industries, Inc. *	439	7

Kaman Corp.	668	17

LMI Aerospace, Inc. *	239	4

Moog, Inc., Class A *	1,381	49

Moog, Inc., Class B *	160	6

National Presto Industries, Inc.	305	32

Orbital Sciences Corp. *	2,114	32

SIFCO Industries, Inc.	160	2

Teledyne Technologies, Inc. *	1,464	58
Triumph Group, Inc.	804	60
		544

Agriculture – 0.4%

AgFeed Industries, Inc. *	501	1

Alico, Inc.	160	4

Alliance One International, Inc. *	3,439	14

Andersons (The), Inc.	586	22

Cadiz, Inc. *	1,450	15

Griffin Land & Nurseries, Inc.	65	2

Tejon Ranch Co. *	966	21

Universal Corp.	683	27
Vector Group Ltd.	2,274	43
		149

Airlines – 0.5%

Alaska Air Group, Inc. *	1,246	64

Allegiant Travel Co.	976	41

Hawaiian Holdings, Inc. *	620	4

JetBlue Airways Corp. *	8,296	56

Republic Airways Holdings, Inc. *	536	4

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Airlines – 0.5% – continued
Skywest, Inc.	2,679	$37
		206

Apparel – 1.8%

American Apparel, Inc. *	833	1

Carter’s, Inc. *	2,015	53

Cherokee, Inc.	195	4

Columbia Sportswear Co.	878	51

Deckers Outdoor Corp. *	1,171	59

G-III Apparel Group Ltd. *	148	5

Iconix Brand Group, Inc. *	3,272	57

K-Swiss, Inc., Class A *	820	10

Maidenform Brands, Inc. *	195	6

Oxford Industries, Inc.	967	23

Perry Ellis International, Inc. *	898	20

Quiksilver, Inc. *	1,148	5

Skechers U.S.A., Inc., Class A *	1,366	32

Steven Madden Ltd. *	835	34

Superior Uniform Group, Inc.	214	2

Timberland (The) Co., Class A *	2,328	46

True Religion Apparel, Inc. *	377	8

Under Armour, Inc., Class A *	1,599	72

Unifi, Inc. *	732	3

Volcom, Inc. *	568	11

Warnaco Group (The), Inc. *	1,569	80

Weyco Group, Inc.	214	5
Wolverine World Wide, Inc.	2,588	75
		662

Auto Manufacturers – 0.0%
Force Protection, Inc. *	1,206	6

Auto Parts & Equipment – 0.6%

American Axle & Manufacturing Holdings, Inc. *	979	9

Amerigon, Inc. *	302	3

ArvinMeritor, Inc. *	2,342	36

ATC Technology Corp. *	588	14

Cooper Tire & Rubber Co.	2,175	43

Dorman Products, Inc. *	311	10

Fuel Systems Solutions, Inc. *	488	19

Miller Industries, Inc.	293	4

Modine Manufacturing Co. *	1,152	15

Spartan Motors, Inc.	467	2

Standard Motor Products, Inc.	488	5

Superior Industries International, Inc.	732	13

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Auto Parts & Equipment – 0.6% – continued

Tenneco, Inc. *	1,715	$50

Titan International, Inc.	920	12
Wonder Auto Technology, Inc. *	310	3
		238

Banks – 5.7%

1st Source Corp.	1,925	33

Alliance Bancorp, Inc. of Pennsylvania	243	2

Alliance Financial Corp.	61	2

American National Bankshares, Inc.	917	20

Ameris Bancorp *	288	3

Ames National Corp.	887	18

Arrow Financial Corp.	899	23

Banco Latinoamericano de Comercio Exterior S.A., Class E	805	12

Bancorp (The), Inc. *	488	3

Bancorp Rhode Island, Inc.	53	1

Bank Mutual Corp.	1,824	9

Bank of Marin Bancorp	62	2

Bank of South Carolina Corp.	200	2

Bank of the Ozarks, Inc.	488	18

Banner Corp.	461	1

Bar Harbor Bankshares	586	16

BCB Bancorp, Inc.	214	2

Berkshire Bancorp, Inc. *	321	1

Boston Private Financial Holdings, Inc.	905	6

Bryn Mawr Bank Corp.	180	3

Camden National Corp.	293	10

Capital City Bank Group, Inc.	1,376	17

Cardinal Financial Corp.	390	4

Cass Information Systems, Inc.	64	2

Cathay General Bancorp	2,657	32

Center Bancorp, Inc.	1,932	15

Centerstate Banks, Inc.	220	2

Century Bancorp, Inc., Class A	110	3

Chemical Financial Corp.	522	11

Citizens & Northern Corp.	238	3

City Holding Co.	918	28

CoBiz Financial, Inc.	564	3

Columbia Banking System, Inc.	1,128	22

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	1,050	24

Community Trust Bancorp, Inc.	843	23

CVB Financial Corp.	2,071	16

Eagle Bancorp, Inc. *	1,376	16

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Banks - 5.7% continued

East-West Bancorp, Inc.	2,440	$40

Enterprise Bancorp, Inc.	205	2

Enterprise Financial Services Corp.	262	2

Farmers Capital Bank Corp.	212	1

Fidelity Southern Corp. *	537	3

Financial Institutions, Inc.	1,269	22

First Bancorp	293	4

First BanCorp Puerto Rico *	1,024	–

First Bancorp, Inc.	1,083	15

First Busey Corp.	383	2

First Community Bancshares, Inc.	1,562	20

First Financial Bankshares, Inc.	683	32

First Financial Corp.	971	29

First Financial Service Corp. *	243	1

First Horizon National Corp. - Fractional Shares *	37,922	–

First Merchants Corp.	410	3

First Midwest Bancorp, Inc.	2,669	31

First of Long Island (The) Corp.	830	21

First South Bancorp, Inc.	160	2

FirstMerit Corp.	3,025	55

FNB Corp.	2,225	19

Fulton Financial Corp.	4,738	43

German American Bancorp, Inc.	141	2

Glacier Bancorp, Inc.	2,699	39

Great Southern Bancorp, Inc.	976	21

Guaranty Bancorp *	1,641	3

Hampton Roads Bankshares, Inc. *	1,030	1

Hancock Holding Co.	1,113	33

Hanmi Financial Corp. *	1,295	2

Hawthorn Bancshares, Inc.	166	2

Heartland Financial USA, Inc.	212	3

Heritage Financial Corp. *	205	3

IBERIABANK Corp.	659	33

Independent Bank Corp.	1,181	27

International Bancshares Corp.	1,836	31

Jeffersonville Bancorp	214	2

Lakeland Bancorp, Inc.	2,287	19

Lakeland Financial Corp.	359	7

MainSource Financial Group, Inc.	392	3

MB Financial, Inc.	390	6

Merchants Bancshares, Inc.	840	21

Metro Bancorp, Inc. *	273	3

Middleburg Financial Corp.	878	12

Midsouth Bancorp, Inc.	256	4

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON S TOC KS – 91.6% – continued

Banks – 5.7% – continued

MidWestOne Financial Group, Inc.	164	$2

Nara Bancorp, Inc. *	310	2

National Bankshares, Inc.	638	16

NBT Bancorp, Inc.	1,625	36

Northrim BanCorp, Inc.	999	17

Norwood Financial Corp.	651	18

Ohio Valley Banc Corp.	813	16

Old National Bancorp	3,171	33

Old Second Bancorp, Inc.	429	1

Oriental Financial Group, Inc.	927	12

Orrstown Financial Services, Inc.	586	14

Pacific Capital Bancorp N.A. *	1,219	1

Pacific Continental Corp.	273	2

PacWest Bancorp	797	15

Park National Corp.	700	45

Peapack Gladstone Financial Corp.	220	3

Peoples Bancorp, Inc.	293	4

Peoples Financial Corp.	121	2

Pinnacle Financial Partners, Inc. *	1,562	14

Popular, Inc. *	2,971	9

Porter Bancorp, Inc.	212	2

Premier Financial Bancorp, Inc.	320	2

PrivateBancorp, Inc.	1,676	19

Prosperity Bancshares, Inc.	1,362	44

QCR Holdings, Inc.	216	2

Renasant Corp.	720	11

Republic Bancorp, Inc., Class A	507	11

Republic First Bancorp, Inc. *	498	1

S&T Bancorp, Inc.	1,640	29

S.Y. Bancorp, Inc.	913	23

Sandy Spring Bancorp, Inc.	1,366	21

Savannah Bancorp (The), Inc.	212	2

SCBT Financial Corp.	629	20

Seacoast Banking Corp. of Florida *	1,439	2

Shore Bancshares, Inc.	293	3

Sierra Bancorp	293	4

Signature Bank *	1,202	47

Simmons First National Corp., Class A	926	26

Smithtown Bancorp, Inc. *	651	2

Southern National Bancorp of Virginia, Inc. *	212	1

Southside Bancshares, Inc.	922	17

Southwest Bancorp, Inc.	287	4

State Bancorp, Inc.	212	2

StellarOne Corp.	426	5

	NUMBER OF SHARES	VALUE (000S)
COMMON S TOCKS – 91.6% – continued

Banks – 5.7% – continued

Sterling Bancorp	311	$3

Suffolk Bancorp	214	5

Sun Bancorp, Inc. *	577	3

Susquehanna Bancshares, Inc.	4,197	35

SVB Financial Group *	1,149	49

Tompkins Financial Corp.	309	12

Tower Bancorp, Inc.	488	10

TowneBank	511	8

Trico Bancshares	1,039	16

TrustCo Bank Corp. NY	3,045	17

Trustmark Corp.	2,196	48

UMB Financial Corp.	1,641	58

Umpqua Holdings Corp.	1,074	12

Union First Market Bankshares Corp.	293	4

United Bancorp, Inc.	214	2

United Bankshares, Inc.	1,915	48

United Community Banks, Inc. *	578	1

Univest Corp. of Pennsylvania	195	3

Wainwright Bank & Trust Co.	214	4

Washington Banking Co.	205	3

Washington Trust Bancorp, Inc.	1,217	23

Webster Financial Corp.	2,147	38

WesBanco, Inc.	865	14

West Bancorporation, Inc. *	375	2

Westamerica Bancorporation, Inc.	1,137	62

Western Alliance Bancorp *	570	4

Wilber Corp.	321	2

Wilmington Trust Corp.	2,391	21

Wilshire Bancorp, Inc.	244	2

Wintrust Financial Corp.	966	31
Yadkin Valley Financial Corp. *	734	2
		2,138

Beverages – 0.2%

Boston Beer Co., Inc., Class A *	293	20

Coca-Cola Bottling Co. Consolidated	572	30

Farmer Bros. Co.	589	9

National Beverage Corp.	1,032	15
Peet’s Coffee & Tea, Inc. *	330	11
		85

Biotechnology –1.4%

Acorda Therapeutics, Inc. *	1,295	43

Affymax, Inc. *	613	4

American Oriental Bioengineering, Inc. *	1,050	2

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Biotechnology – 1.4% – continued

Arena Pharmaceuticals, Inc. *	1,731	$3

Ariad Pharmaceuticals, Inc. *	698	3

Arqule, Inc. *	706	4

ARYx Therapeutics, Inc. *	830	–

BioCryst Pharmaceuticals, Inc. *	377	2

Cambrex Corp. *	1,458	6

Celldex Therapeutics, Inc. *	1,051	4

Chelsea Therapeutics International, Inc. *	808	4

Clinical Data, Inc. *	390	7

Cubist Pharmaceuticals, Inc. *	2,148	50

Curis, Inc. *	726	1

Cytokinetics, Inc. *	1,171	3

Emergent Biosolutions, Inc. *	1,171	20

Enzo Biochem, Inc. *	557	2

Enzon Pharmaceuticals, Inc. *	4,589	52

Exelixis, Inc. *	4,841	19

Geron Corp. *	2,635	15

GTx, Inc. *	610	2

Harvard Bioscience, Inc. *	764	3

Idera Pharmaceuticals, Inc. *	586	2

Immunomedics, Inc. *	860	3

Incyte Corp. Ltd. *	2,502	40

InterMune, Inc. *	1,171	16

Lexicon Pharmaceuticals, Inc. *	696	1

Ligand Pharmaceuticals, Inc., Class B *	1,233	2

Maxygen, Inc. *	1,056	6

Medicines (The) Co. *	1,573	22

Micromet, Inc. *	364	2

Momenta Pharmaceuticals, Inc. *	1,927	29

Nanosphere, Inc. *	638	3

Novavax, Inc. *	986	2

NPS Pharmaceuticals, Inc. *	859	6

OncoGenex Pharmaceutical, Inc. *	195	3

PDL BioPharma, Inc.	4,786	25

Peregrine Pharmaceuticals, Inc. *	795	1

Protalix BioTherapeutics, Inc. *	1,269	11

Regeneron Pharmaceuticals, Inc. *	1,437	39

Repligen Corp. *	728	2

RTI Biologics, Inc. *	1,414	4

Sangamo Biosciences, Inc. *	1,279	4

Seattle Genetics, Inc. *	1,066	17

Sequenom, Inc. *	1,659	12

StemCells, Inc. *	2,139	2

SuperGen, Inc. *	627	1

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Biotechnology – 1.4% – continued

Vical, Inc. *	738	$2
Zymogenetics, Inc. *	822	8
		514

Building Materials – 0.7%

AAON, Inc.	472	11

Apogee Enterprises, Inc.	889	8

Builders FirstSource, Inc. *	729	2

Comfort Systems USA, Inc.	2,397	26

Drew Industries, Inc. *	2,148	45

Eagle Materials, Inc.	573	14

Gibraltar Industries, Inc. *	568	5

Interline Brands, Inc. *	2,081	37

Louisiana-Pacific Corp. *	3,416	26

LSI Industries, Inc.	418	3

NCI Building Systems, Inc. *	91	1

Quanex Building Products Corp.	1,116	19

Simpson Manufacturing Co., Inc.	1,659	43

Trex Co., Inc. *	287	5
Universal Forest Products, Inc.	488	14
		259

Chemicals – 2.6%

A. Schulman, Inc.	1,790	36

Aceto Corp.	491	3

American Vanguard Corp.	320	2

Arch Chemicals, Inc.	1,301	46

Balchem Corp.	781	24

Cabot Corp.	1,269	41

Ferro Corp. *	1,161	15

Georgia Gulf Corp. *	781	13

H.B. Fuller Co.	2,415	48

Hawkins, Inc.	318	11

Innophos Holdings, Inc.	533	18

Innospec, Inc. *	1,992	30

KMG Chemicals, Inc.	878	13

Landec Corp. *	533	3

Minerals Technologies, Inc.	745	44

NewMarket Corp.	673	77

Olin Corp.	2,793	56

OM Group, Inc. *	1,074	32

Omnova Solutions, Inc. *	1,562	11

PolyOne Corp. *	3,513	43

Quaker Chemical Corp.	1,223	40

Rockwood Holdings, Inc. *	1,658	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Chemicals – 2.6% – continued

Sensient Technologies Corp.	1,746	$53

ShengdaTech, Inc. *	1,373	7

Solutia, Inc. *	875	14

Spartech Corp. *	1,063	9

Stepan Co.	691	41

W.R. Grace & Co. *	3,076	86

Westlake Chemical Corp.	2,474	74

Zep, Inc.	1,297	23
Zoltek Cos., Inc. *	841	8
		973

Coal – 0.1%

International Coal Group, Inc. *	2,057	11

James River Coal Co. *	673	12
Westmoreland Coal Co. *	239	2
		25

Commercial Services – 5.6%
ABM Industries, Inc.	1,844	40
Administaff, Inc.	643	17
Advance America Cash Advance Centers, Inc.	1,426	6
Advisory Board (The) Co. *	945	42
Albany Molecular Research, Inc. *	1,004	6
American Public Education, Inc. *	488	16
American Reprographics Co. *	1,067	8
Arbitron, Inc.	1,563	44
Asset Acceptance Capital Corp. *	361	2
Barrett Business Services, Inc.	293	4
Capella Education Co. *	449	35
Cardtronics, Inc. *	293	5
CBIZ, Inc. *	3,099	18
CDI Corp.	472	6
Cenveo, Inc. *	1,194	6
Chemed Corp.	1,346	77
Coinstar, Inc. *	1,197	52
Consolidated Graphics, Inc. *	390	16
Convergys Corp. *	511	5
Corinthian Colleges, Inc. *	2,303	16
Corporate Executive Board (The) Co.	482	15
Corvel Corp. *	883	38
CoStar Group, Inc. *	885	43
CPI Corp.	293	8
CRA International, Inc. *	1,064	19
Cross Country Healthcare, Inc. *	889	6
Deluxe Corp.	1,991	38

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Commercial Services – 5.6% – continued

Diamond Management & Technology Consultants, Inc.	708	$9

Dollar Financial Corp. *	1,119	23

Dollar Thrifty Automotive Group, Inc. *	976	49

Electro Rent Corp.	733	10
Emergency Medical Services Corp., Class A *	431	23
ExlService Holdings, Inc. *	1,463	28
Forrester Research, Inc. *	1,494	49
Franklin Covey Co. *	355	3
Geo Group (The), Inc. *	3,337	78
Global Cash Access Holdings, Inc. *	1,677	7
Great American Group, Inc. *	500	–
Great Lakes Dredge & Dock Corp.	1,302	8
H&E Equipment Services, Inc. *	751	6
Hackett Group (The), Inc. *	873	4
Healthcare Services Group, Inc.	2,040	47
Hill International, Inc. *	453	2
HMS Holdings Corp. *	1,126	66
Huron Consulting Group, Inc. *	566	12
ICF International, Inc. *	287	7
Information Services Group, Inc. *	995	2
Integramed America, Inc. *	367	3
Intersections, Inc.	428	4
Jackson Hewitt Tax Service, Inc. *	1,048	1
K12, Inc. *	488	14
Kelly Services, Inc., Class A *	1,756	21
Kendle International, Inc. *	1,171	11
Kforce, Inc. *	1,953	27
Landauer, Inc.	263	17
Learning Tree International, Inc.	212	2
Live Nation Entertainment, Inc. *	3,221	32
Mac-Gray Corp.	307	4
MAXIMUS, Inc.	1,241	76
McGrath Rentcorp	1,475	35
Medifast, Inc. *	195	5
Midas, Inc. *	293	2
MoneyGram International, Inc. *	621	2
Monro Muffler Brake, Inc.	501	23
Multi-Color Corp.	196	3
National Research Corp.	204	5
Navigant Consulting, Inc. *	2,472	29
Net 1 UEPS Technologies, Inc. *	2,245	26
Nobel Learning Communities, Inc. *	398	3
Odyssey Marine Exploration, Inc. *	1,257	2

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Commercial Services – 5.6% – continued

On Assignment, Inc. *	406	$2

Parexel International Corp. *	1,659	38

PDI, Inc. *	297	3

PHH Corp. *	2,421	51

Pre-Paid Legal Services, Inc. *	878	55

Princeton Review, Inc. *	645	1

Providence Service (The) Corp. *	220	4

QC Holdings, Inc.	458	2

Rent-A-Center, Inc.	1,842	41

Resources Connection, Inc.	2,216	31

Rewards Network, Inc.	187	3

Rollins, Inc.	2,928	69

RSC Holdings, Inc. *	2,054	15

SFN Group, Inc. *	4,115	25

Sotheby’s	2,147	79

Standard Parking Corp. *	1,647	28

StarTek, Inc. *	359	2

Steiner Leisure Ltd. *	507	19

Stewart Enterprises, Inc., Class A	1,555	8

SuccessFactors, Inc. *	1,771	45

Team, Inc. *	366	6

TeleTech Holdings, Inc. *	2,457	37

TNS, Inc. *	895	15

Transcend Services, Inc. *	160	2

Universal Technical Institute, Inc.	565	11

Valassis Communications, Inc. *	2,074	70

Viad Corp.	659	13

Volt Information Sciences, Inc. *	731	5
Wright Express Corp. *	2,245	80
		2,128

Computers – 2.2%

3D Systems Corp. *	239	4

Agilysys, Inc. *	962	6

Astro-Med, Inc.	463	3

CACI International, Inc., Class A *	971	44

CIBER, Inc. *	2,186	7

Cogo Group, Inc. *	488	3

Compellent Technologies, Inc. *	878	16

Computer Task Group, Inc. *	958	7

Cray, Inc. *	458	3

Datalink Corp. *	512	2

Digimarc Corp. *	878	21

Dynamics Research Corp. *	293	3

eLoyalty Corp. *	586	4

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Computers – 2.2% – continued

iGate Corp.	967	$18

Imation Corp. *	955	9

Immersion Corp. *	732	4

Insight Enterprises, Inc. *	2,557	40

Integral Systems, Inc. *	318	2

Isilon Systems, Inc. *	404	9

Jack Henry & Associates, Inc.	2,731	70

LivePerson, Inc. *	767	6

Manhattan Associates, Inc. *	1,331	39

Mentor Graphics Corp. *	2,354	25

Mercury Computer Systems, Inc. *	751	9

MTS Systems Corp.	1,434	44

Ness Technologies, Inc. *	516	2

Netezza Corp. *	1,166	31

Netscout Systems, Inc. *	878	18

PAR Technology Corp. *	311	2

Quantum Corp. *	5,270	11

Radiant Systems, Inc. *	781	13

Radisys Corp. *	318	3

Rimage Corp. *	142	2

Riverbed Technology, Inc. *	1,823	83

Silicon Graphics International Corp. *	578	5

SRA International, Inc., Class A *	2,286	45

STEC, Inc. *	1,464	18

Stratasys, Inc. *	547	15

Super Micro Computer, Inc. *	205	2

SYKES Enterprises, Inc. *	1,739	24

Synaptics, Inc. *	1,671	47

Syntel, Inc.	1,447	64

TechTeam Global, Inc. *	365	3

Tier Technologies, Inc. *	342	2

Transact Technologies, Inc. *	320	3

Unisys Corp. *	850	24
Virtusa Corp. *	309	3
		818

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	629	13

Inter Parfums, Inc.	566	10
Revlon, Inc., Class A *	195	2
		25

Distribution/Wholesale – 1.3%

Beacon Roofing Supply, Inc. *	2,408	35

BlueLinx Holdings, Inc. *	874	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Distribution/Wholesale – 1.3% – continued

BMP Sunstone Corp. *	472	$4

Brightpoint, Inc. *	1,900	13

Chindex International, Inc. *	1,756	27

Core-Mark Holding Co., Inc. *	98	3

GTSI Corp. *	321	2

Houston Wire & Cable Co.	693	7

MWI Veterinary Supply, Inc. *	353	20

Owens & Minor, Inc.	2,806	80

Pool Corp.	2,284	46

Rentrak Corp. *	304	8

Scansource, Inc. *	1,659	46

School Specialty, Inc. *	1,278	17

Titan Machinery, Inc. *	293	5

United Stationers, Inc. *	1,249	67

Watsco, Inc.	896	50

Watsco, Inc., Class B	98	5
WESCO International, Inc. *	1,335	52
		490

Diversified Financial Services – 1.9%

BGC Partners, Inc., Class A	678	4

Calamos Asset Management, Inc., Class A	652	8

California First National Bancorp	516	7

Cohen & Co., Inc.	294	1

CompuCredit Holdings Corp.	2,369	11

Credit Acceptance Corp. *	1,077	65

Diamond Hill Investment Group, Inc.	98	7

Doral Financial Corp. *	818	1

Duff & Phelps Corp., Class A	463	6

Encore Capital Group, Inc. *	1,495	27

Epoch Holding Corp.	283	4

Evercore Partners, Inc., Class A	812	23

FBR Capital Markets Corp. *	1,558	5

First Marblehead (The) Corp. *	558	1

GAMCO Investors, Inc., Class A	854	33

GFI Group, Inc.	3,562	17

Gleacher & Co., Inc. *	729	1

Interactive Brokers Group, Inc., Class A *	1,269	22

International Assets Holding Corp. *	1,389	25

Investment Technology Group, Inc. *	1,366	20

JMP Group, Inc.	313	2

Knight Capital Group, Inc., Class A *	2,928	36

MarketAxess Holdings, Inc.	1,630	28

MicroFinancial, Inc.	741	3

National Financial Partners Corp. *	2,303	29

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Diversified Financial Services – 1.9% – continued

Nelnet, Inc., Class A	2,067	$47

NewStar Financial, Inc. *	571	4

Ocwen Financial Corp. *	1,767	18

optionsXpress Holdings, Inc. *	1,961	30

Penson Worldwide, Inc. *	687	3

Piper Jaffray Cos. *	887	26

Portfolio Recovery Associates, Inc. *	523	34

Pzena Investment Management, Inc., Class A	1,435	10

Sanders Morris Harris Group, Inc.	596	3

Siebert Financial Corp. *	858	1

Stifel Financial Corp. *	1,030	48

SWS Group, Inc.	878	6

TradeStation Group, Inc. *	1,098	7

U.S. Global Investors, Inc., Class A	390	3

Virtus Investment Partners, Inc. *	842	26

Westwood Holdings Group, Inc.	160	5
World Acceptance Corp. *	1,074	48
		705

Electric – 1.6%

Allete, Inc.	1,171	43

Avista Corp.	2,358	49

Black Hills Corp.	1,269	40

Central Vermont Public Service Corp.	1,263	25

Cleco Corp.	2,245	67

El Paso Electric Co. *	2,251	54

IDACORP, Inc.	1,562	56

Maine & Maritimes Corp.	346	16

MGE Energy, Inc.	932	37

NorthWestern Corp.	1,659	47

Pike Electric Corp. *	732	5

PNM Resources, Inc.	3,436	39

Portland General Electric Co.	2,050	42

Unisource Energy Corp.	1,480	49

Unitil Corp.	813	18
US Geothermal, Inc. *	1,689	1
		588

Electrical Components & Equipment – 1.0%

Advanced Battery Technologies, Inc. *	407	1

American Superconductor Corp. *	1,366	42

A-Power Energy Generation Systems Ltd. *	1,854	15

Belden, Inc.	1,895	50

China BAK Battery, Inc. *	488	1

Encore Wire Corp.	478	10

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Electrical Components & Equipment – 1.0% – continued

EnerSys*	1,981	$49

Fushi Copperweld, Inc.*	318	3

GrafTech International Ltd.*	4,190	66

Graham Corp.	797	12

Harbin Electric, Inc.*	385	7

Insteel Industries, Inc.	638	6

Littelfuse, Inc.*	776	34

Nexxus Lighting, Inc.*	731	2

Orion Energy Systems, Inc.*	448	1

Powell Industries, Inc.*	390	12

Power-One, Inc.*	395	4

PowerSecure International, Inc.*	488	5

Satcon Technology Corp.*	951	4

SL Industries, Inc.*	365	5

Ultralife Corp.*	790	3

Universal Display Corp.*	1,269	30
Vicor Corp.	852	12
		374

Electronics – 2.5%

American Science & Engineering, Inc.	303	22

Analogic Corp.	816	37

Badger Meter, Inc.	1,165	47

Bel Fuse, Inc., Class B	195	4

Benchmark Electronics, Inc.*	2,171	36

Brady Corp., Class A	2,005	59

Checkpoint Systems, Inc.*	2,131	43

China Security & Surveillance Technology, Inc.*	366	2

Cogent, Inc.*	3,043	32

CTS Corp.	878	9

CyberOptics Corp.*	353	3

Cymer, Inc.*	1,171	43

Daktronics, Inc.	1,222	12

DDi Corp.	487	5

Dionex Corp.*	878	76

Electro Scientific Industries, Inc.*	678	8

FEI Co.*	1,765	35

ICx Technologies, Inc.*	586	4

Identive Group, Inc.*	1,123	2

II-VI, Inc.*	1,063	40

Image Sensing Systems, Inc.*	258	3

LaBarge, Inc.*	293	4

Measurement Specialties, Inc.*	239	4

MEMSIC, Inc.*	761	2

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Electronics – 2.5% – continued

Mesa Laboratories, Inc.	98	$2

Methode Electronics, Inc.	2,561	23

Microvision, Inc.*	1,007	2

Mocon, Inc.	580	7

Multi-Fineline Electronix, Inc.*	429	9

Newport Corp.*	1,019	12

NVE Corp.*	141	6

OSI Systems, Inc.*	400	15

Park Electrochemical Corp.	511	14

Plexus Corp.*	1,589	47

Rofin-Sinar Technologies, Inc.*	1,740	44

Rogers Corp.*	1,147	36

Sparton Corp.*	321	2

Spectrum Control, Inc.*	463	7

SRS Labs, Inc.*	320	3

Stoneridge, Inc.*	384	4

Taser International, Inc.*	1,358	5

Technitrol, Inc.	750	3

Transcat, Inc.*	304	2

TTM Technologies, Inc.*	1,952	19

Vishay Intertechnology, Inc.*	1,197	12

Vishay Precision Group, Inc.*	85	1

Watts Water Technologies, Inc., Class A	1,478	50

Williams Controls, Inc.*	311	3

Woodward Governor Co.	2,635	85

X-Rite, Inc.*	816	3
Zygo Corp.*	390	4
		952

Energy – Alternate Sources – 0.1%

Ascent Solar Technologies, Inc.*	601	2

Comverge, Inc.*	239	2

FuelCell Energy, Inc.*	894	1

Green Plains Renewable Energy, Inc.*	212	2

Headwaters, Inc.*	1,659	6

Hoku Corp.*	1,039	3

REX American Resources Corp.*	477	7
Syntroleum Corp.*	1,057	2
		25

Engineering & Construction – 0.6%

Argan, Inc.*	130	1

Dycom Industries, Inc.*	1,057	11

EMCOR Group, Inc.*	2,212	54

ENGlobal Corp.*	956	2

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Engineering & Construction – 0.6% – continued

Exponent, Inc.*	1,053	$35

Granite Construction, Inc.	1,341	31

Insituform Technologies, Inc., Class A*	1,292	31

Integrated Electrical Services, Inc.*	557	2

Layne Christensen Co.*	557	15

MasTec, Inc.*	2,646	27

Michael Baker Corp.*	215	7

National Technical Systems, Inc.	375	3

Orion Marine Group, Inc.*	406	5

Sterling Construction Co., Inc.*	195	3
VSE Corp.	195	7
		234

Entertainment – 0.6%

Bally Technologies, Inc.*	1,503	53

Bluegreen Corp.*	543	1

Carmike Cinemas, Inc.*	386	3

Churchill Downs, Inc.	373	13

Cinemark Holdings, Inc.	2,245	36

Dover Downs Gaming & Entertainment, Inc.	606	2

Empire Resorts, Inc.*	1,030	1

Great Wolf Resorts, Inc.*	912	2

Isle of Capri Casinos, Inc.*	877	6

Lakes Entertainment, Inc.*	1,277	2

National CineMedia, Inc.	1,650	30

Reading International, Inc., Class A*	412	2

Shuffle Master, Inc.*	1,030	9

Speedway Motorsports, Inc.	783	12
Vail Resorts, Inc.*	976	37
		209

Environmental Control – 0.6%

Calgon Carbon Corp.*	1,659	24

Clean Harbors, Inc.*	873	59

Darling International, Inc.*	1,812	15

EnergySolutions, Inc.	1,159	6

Fuel Tech, Inc.*	463	3

Heritage-Crystal Clean, Inc.*	214	2

Metalico, Inc.*	461	2

Met-Pro Corp.	293	3

Mine Safety Appliances Co.	1,255	34

Perma-Fix Environmental Services*	1,329	2

Tetra Tech, Inc.*	2,666	56

TRC Cos., Inc.*	697	2

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Environmental Control – 0.6% – continued
US Ecology, Inc.	341	$6
		214

Food – 1.7%

American Dairy, Inc.*	98	1

Arden Group, Inc., Class A	106	9

B&G Foods, Inc., Class A	239	3

Bridgford Foods Corp.	182	2

Calavo Growers, Inc.	195	4

Cal-Maine Foods, Inc.	484	14

Chiquita Brands International, Inc.*	2,182	29

Diamond Foods, Inc.	709	29

Golden Enterprises, Inc.	670	2

Hain Celestial Group (The), Inc.*	1,876	45

HQ Sustainable Maritime Industries, Inc.*	359	1

Imperial Sugar Co.	195	2

Ingles Markets, Inc., Class A	220	4

J&J Snack Foods Corp.	1,045	44

Lancaster Colony Corp.	859	41

Lance, Inc.	717	15

Lifeway Foods, Inc.*	98	1

M&F Worldwide Corp.*	683	17

Nash Finch Co.	488	21

Ruddick Corp.	1,611	56

Sanderson Farms, Inc.	944	41

Seneca Foods Corp., Class A*	98	2

Smart Balance, Inc.*	527	2

Spartan Stores, Inc.	803	12

Tootsie Roll Industries, Inc.	1,725	43

TreeHouse Foods, Inc.*	1,537	71

United Natural Foods, Inc.*	1,765	58

Village Super Market, Class A	463	13
Weis Markets, Inc.	1,229	48
		630

Forest Products & Paper – 0.6%

Boise, Inc.*	1,747	11

Buckeye Technologies, Inc.	1,329	19

Clearwater Paper Corp.*	556	42

KapStone Paper and Packaging Corp.*	341	4

Neenah Paper, Inc.	1,025	16

Orchids Paper Products Co.*	195	3

P.H. Glatfelter Co.	1,467	18

Potlatch Corp.	878	30

Schweitzer-Mauduit International, Inc.	1,056	62

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Forest Products & Paper – 0.6% – continued
Wausau Paper Corp. *	1,318	$11
		216

Gas – 1.4%

Chesapeake Utilities Corp.	478	17

Delta Natural Gas Co., Inc.	53	2

Laclede Group (The), Inc.	390	13

New Jersey Resources Corp.	1,925	75

Nicor, Inc.	2,067	95

Northwest Natural Gas Co.	1,044	50

Piedmont Natural Gas Co., Inc.	3,019	88

RGC Resources, Inc.	345	11

South Jersey Industries, Inc.	1,173	58

Southwest Gas Corp.	1,768	59
WGL Holdings, Inc.	1,952	74
		542

Hand/Machine Tools – 0.3%

Baldor Electric Co.	1,633	66
Franklin Electric Co., Inc.	1,139	38
		104

Healthcare – Products – 4.1%

Abaxis, Inc. *	1,143	26

ABIOMED, Inc. *	859	9

Affymetrix, Inc. *	2,327	11

Align Technology, Inc. *	2,616	51

Allied Healthcare Products *	428	2

Alphatec Holdings, Inc. *	571	1

American Medical Alert Corp.	309	2

American Medical Systems Holdings, Inc. *	2,591	51

Atrion Corp.	53	8

Biolase Technology, Inc. *	963	1

BioMimetic Therapeutics, Inc. *	632	7

Bovie Medical Corp. *	374	1

Bruker Corp. *	5,730	80

Cantel Medical Corp.	873	14

Cardiac Science Corp. *	918	2

CardioNet, Inc. *	527	2

Cardiovascular Systems, Inc. *	495	3

Cepheid, Inc. *	2,640	49

Conceptus, Inc. *	1,764	24

CONMED Corp. *	1,562	35

Cooper (The) Cos., Inc.	390	18

CryoLife, Inc. *	412	3

Cutera, Inc. *	1,795	15

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Healthcare – Products – 4.1% – continued

Cyberonics, Inc. *	603	$16

Cynosure, Inc., Class A *	318	3

Daxor Corp.	160	2

DexCom, Inc. *	815	11

Endologix, Inc. *	1,584	7

Exactech, Inc. *	430	7

Female Health (The) Co.	351	2

Greatbatch, Inc. *	759	18

Haemonetics Corp. *	1,104	65

Hanger Orthopedic Group, Inc. *	879	13

Hansen Medical, Inc. *	667	1

Hill-Rom Holdings, Inc.	1,171	42

ICU Medical, Inc. *	505	19

Immucor, Inc. *	2,989	59

Insulet Corp. *	734	10

Integra LifeSciences Holdings Corp. *	1,250	49

Invacare Corp.	1,854	49

IRIS International, Inc. *	1,759	17

Kensey Nash Corp. *	381	11

LCA-Vision, Inc. *	2,537	14

Luminex Corp. *	1,139	18

MAKO Surgical Corp. *	225	2

Masimo Corp.	1,985	54

Medical Action Industries, Inc. *	2,276	21

MELA Sciences, Inc. *	652	4

Merge Healthcare, Inc. *	720	2

Meridian Bioscience, Inc.	1,694	37

Merit Medical Systems, Inc. *	1,038	17

NuVasive, Inc. *	1,204	42

NxStage Medical, Inc. *	2,634	50

OraSure Technologies, Inc. *	1,279	5

Orthofix International N.V. *	483	15

Orthovita, Inc. *	689	2

Palomar Medical Technologies, Inc. *	773	8

PSS World Medical, Inc. *	2,586	55

Quidel Corp. *	2,190	24

Rochester Medical Corp. *	442	5

Rockwell Medical Technologies, Inc. *	406	3

Sirona Dental Systems, Inc. *	2,050	74

Span-America Medical Systems, Inc.	121	2

Spectranetics Corp. *	488	3

Stereotaxis, Inc. *	781	3

STERIS Corp.	1,968	65

SurModics, Inc. *	732	9

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Healthcare – Products – 4.1% – continued

Synovis Life Technologies, Inc. *	293	$4

TomoTherapy, Inc. *	1,508	5

TranS1, Inc. *	752	2

United-Guardian, Inc.	160	2

Utah Medical Products, Inc.	64	2

Vascular Solutions, Inc. *	390	5

Vital Images, Inc. *	511	7

Volcano Corp. *	1,464	38

West Pharmaceutical Services, Inc.	1,333	46

Young Innovations, Inc.	797	23
Zoll Medical Corp. *	1,519	49
		1,533

Healthcare – Services – 2.4%

Air Methods Corp. *	353	15

Alliance HealthCare Services, Inc. *	1,801	8

Allied Healthcare International, Inc. *	892	2

Almost Family, Inc. *	709	21

Amedisys, Inc. *	1,326	32

America Service Group, Inc.	366	5

American Dental Partners, Inc. *	425	5

AMERIGROUP Corp. *	2,181	93

Amsurg Corp. *	1,720	30

Assisted Living Concepts, Inc., Class A *	366	11

Bio-Reference Labs, Inc. *	976	20

Capital Senior Living Corp. *	526	3

Centene Corp. *	2,264	53

Continucare Corp. *	1,920	8

Dynacq Healthcare, Inc. *	837	2

Emeritus Corp. *	956	16

Ensign Group (The), Inc.	488	9

Genoptix, Inc. *	488	7

Gentiva Health Services, Inc. *	1,383	30

Healthsouth Corp. *	3,334	64

Healthspring, Inc. *	2,552	66

IPC The Hospitalist Co., Inc. *	478	13

Kindred Healthcare, Inc. *	1,951	25

LHC Group, Inc. *	1,139	26

Magellan Health Services, Inc. *	1,639	77

Medcath Corp. *	398	4

Metropolitan Health Networks, Inc. *	1,272	5

Molina Healthcare, Inc. *	1,074	29

Nighthawk Radiology Holdings, Inc. *	878	6

NovaMed, Inc. *	183	2

Psychiatric Solutions, Inc. *	1,952	65

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Healthcare – Services – 2.4% – continued

RadNet, Inc. *	884	$2

RehabCare Group, Inc. *	1,428	29

Skilled Healthcare Group, Inc., Class A *	956	4

Sun Healthcare Group, Inc. *	1,476	13

Sunrise Senior Living, Inc. *	1,163	4

Triple-S Management Corp., Class B *	1,285	22

U.S. Physical Therapy, Inc. *	1,372	23
WellCare Health Plans, Inc. *	1,447	42
		891

Holding Companies – Diversified – 0.0%

Compass Diversified Holdings	670	11

Harbinger Group, Inc. *	267	1
Resource America, Inc., Class A	677	4
		16

Home Builders – 0.3%

Amrep Corp. *	293	4

Beazer Homes USA, Inc. *	610	2

Brookfield Homes Corp. *	267	2

Cavco Industries, Inc. *	76	3

Hovnanian Enterprises, Inc., Class A *	577	2

KB Home	417	5

M/I Homes, Inc. *	269	3

Nobility Homes, Inc. *	258	2

Palm Harbor Homes, Inc. *	1,097	2

Ryland Group (The), Inc.	1,659	30

Skyline Corp.	121	2

Thor Industries, Inc.	953	32
Winnebago Industries, Inc. *	1,527	16
		105

Home Furnishings – 0.6%

American Woodmark Corp.	385	7

Audiovox Corp., Class A *	341	2

DTS, Inc. *	621	24

Emerson Radio Corp.	531	1

Ethan Allen Interiors, Inc.	1,800	31

Flexsteel Industries, Inc.	196	3

Furniture Brands International, Inc. *	1,079	6

Hooker Furniture Corp.	228	3

Kimball International, Inc., Class B	1,238	7

La-Z-Boy, Inc. *	2,780	23

Sealy Corp. *	1,557	4

Stanley Furniture Co., Inc. *	390	1

Tempur-Pedic International, Inc. *	2,499	77

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Home Furnishings – 0.6% – continued

TiVo, Inc. *	3,271	$30
Universal Electronics, Inc. *	360	8
		227

Household Products/Wares – 0.5%

ACCO Brands Corp. *	3,696	21

American Greetings Corp., Class A	1,613	30

Blyth, Inc.	260	11

Central Garden and Pet Co., Class A *	1,465	15

CSS Industries, Inc.	392	7

Ennis, Inc.	1,685	30

Oil-Dri Corp. of America	106	2

Prestige Brands Holdings, Inc. *	956	10

Standard Register (The) Co.	484	1
WD-40 Co.	1,288	49
		176

Insurance – 3.7%

Alterra Capital Holdings Ltd.	2,131	42

American Equity Investment Life Holding Co.	1,411	14

American Physicians Capital, Inc.	586	24

American Physicians Service Group, Inc.	865	28

American Safety Insurance Holdings Ltd. *	1,064	17

AMERISAFE, Inc. *	686	13

Amtrust Financial Services, Inc.	1,508	22

Argo Group International Holdings Ltd.	718	25

Baldwin & Lyons, Inc., Class A	594	13

Baldwin & Lyons, Inc., Class B	1,211	31

Citizens, Inc. *	1,007	7

CNA Surety Corp. *	2,479	44

CNO Financial Group, Inc. *	5,947	33

Crawford & Co., Class B *	709	2

Delphi Financial Group, Inc., Class A	1,975	49

Donegal Group, Inc., Class A	566	7

Donegal Group, Inc., Class B	267	5

Eastern Insurance Holdings, Inc.	390	4

eHealth, Inc. *	1,673	22

EMC Insurance Group, Inc.	927	20

FBL Financial Group, Inc., Class A	626	16

First Acceptance Corp. *	1,040	2

First Mercury Financial Corp.	219	2

Flagstone Reinsurance Holdings S.A.	3,075	33

FPIC Insurance Group, Inc. *	916	32

GAINSCO, Inc. *	214	2

Greenlight Capital Re Ltd., Class A *	1,405	35

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Insurance – 3.7% – continued

Hallmark Financial Services, Inc. *	309	$3

Harleysville Group, Inc.	1,208	40

Horace Mann Educators Corp.	1,296	23

Independence Holding Co.	320	2

Infinity Property & Casualty Corp.	1,087	53

Investors Title Co.	69	2

Kansas City Life Insurance Co.	633	20

Life Partners Holdings, Inc.	85	2

Maiden Holdings Ltd.	84	1

Meadowbrook Insurance Group, Inc.	1,250	11

Mercer Insurance Group, Inc.	403	7

MGIC Investment Corp. *	3,944	36

Montpelier Re Holdings Ltd.	3,190	55

National Interstate Corp.	1,081	24

National Western Life Insurance Co., Class A	204	29

Navigators Group (The), Inc. *	1,029	46

NYMAGIC, Inc.	790	20

OneBeacon Insurance Group Ltd., Class A	1,399	20

Phoenix (The) Cos., Inc. *	2,382	5

Platinum Underwriters Holdings Ltd.	1,666	72

PMA Capital Corp., Class A *	440	3

PMI Group (The), Inc. *	993	4

Presidential Life Corp.	791	8

Primerica, Inc.	334	7

Primus Guaranty Ltd. *	671	3

ProAssurance Corp. *	934	54

RLI Corp.	1,055	60

Safety Insurance Group, Inc.	799	34

SeaBright Holdings, Inc.	390	3

Selective Insurance Group, Inc.	1,952	32

Stewart Information Services Corp.	1,747	20

Tower Group, Inc.	1,512	35

Unico American Corp.	214	2

United Fire & Casualty Co.	1,684	36

Unitrin, Inc.	1,691	41

Universal American Corp.	2,537	37
Universal Insurance Holdings, Inc.	556	2
		1,396

Internet – 2.8%

1-800-FLOWERS.COM, Inc., Class A *	1,163	2

ActivIdentity Corp. *	1,053	2

Arbinet Corp. *	274	2

Art Technology Group, Inc. *	2,415	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Internet – 2.8% – continued

AsiaInfo-Linkage, Inc. *	1,803	$36

Blue Coat Systems, Inc. *	1,337	32

Blue Nile, Inc. *	471	21

Cogent Communications Group, Inc. *	2,571	24

comScore, Inc. *	1,006	24

DealerTrack Holdings, Inc. *	2,407	41

Digital River, Inc. *	1,464	50

drugstore.com, Inc. *	1,032	2

Earthlink, Inc.	6,082	55

ePlus, Inc. *	1,366	29

Global Sources Ltd. *	612	5

GSI Commerce, Inc. *	1,291	32

Health Grades, Inc. *	946	8

Imergent, Inc.	488	2

Infospace, Inc. *	1,036	9

Internap Network Services Corp. *	1,298	6

Internet Brands, Inc., Class A *	986	13

Internet Capital Group, Inc. *	483	5

iPass, Inc. *	2,134	3

j2 Global Communications, Inc. *	1,916	46

Keynote Systems, Inc.	2,261	26

Lionbridge Technologies, Inc. *	905	4

Liquidity Services, Inc. *	751	12

LoopNet, Inc. *	918	11

ModusLink Global Solutions, Inc. *	2,554	16

Move, Inc. *	1,589	4

NIC, Inc.	1,757	15

NutriSystem, Inc.	976	19

Online Resources Corp. *	626	3

Openwave Systems, Inc. *	1,052	2

Orbitz Worldwide, Inc. *	392	2

Overstock.com, Inc. *	293	5

PC-Tel, Inc. *	457	3

Perficient, Inc. *	1,064	10

RealNetworks, Inc. *	3,933	13

S1 Corp. *	1,500	8

Saba Software, Inc. *	448	2

Safeguard Scientifics, Inc. *	426	5

Sapient Corp.	3,438	41

Shutterfly, Inc. *	492	13

Sourcefire, Inc. *	952	27

Stamps.com, Inc. *	1,693	22

support.com, Inc. *	956	4

TechTarget, Inc. *	426	2

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Internet – 2.8% – continued

TeleCommunication Systems, Inc., Class A *	2,050	$8

Terremark Worldwide, Inc. *	1,830	19

TIBCO Software, Inc. *	7,325	130

Travelzoo, Inc. *	1,196	31

United Online, Inc.	2,690	15

ValueClick, Inc. *	3,340	44

VASCO Data Security International, Inc. *	1,057	7

Vocus, Inc. *	878	16

Web.com Group, Inc. *	640	4

Websense, Inc. *	2,155	38
Zix Corp. *	1,134	3
		1,043

Investment Companies – 0.4%

Ampal American Israel Corp., Class A *	689	1

Apollo Investment Corp.	5,691	58

Arlington Asset Investment Corp., Class A	195	5

BlackRock Kelso Capital Corp.	1,442	17

Capital Southwest Corp.	255	23

Gladstone Investment Corp.	407	3

Harris & Harris Group, Inc. *	488	2

Hercules Technology Growth Capital, Inc.	956	10

Kohlberg Capital Corp.	546	4

MCG Capital Corp.	1,580	9

Medallion Financial Corp.	304	2

NGP Capital Resources Co.	330	3

PennantPark Investment Corp.	390	4

Prospect Capital Corp.	567	5
TICC Capital Corp.	488	5
		151

Iron/Steel – 0.1%

China Precision Steel, Inc. *	883	1

General Steel Holdings, Inc. *	608	2

Great Northern Iron Ore Properties	98	12

Shiloh Industries, Inc. *	536	5
Universal Stainless & Alloy *	917	22
		42

Leisure Time – 0.6%

Ambassadors Group, Inc.	293	3

Bowl America, Inc., Class A	160	2

Brunswick Corp.	3,025	46

Callaway Golf Co.	3,744	26

Interval Leisure Group, Inc. *	488	7

Johnson Outdoors, Inc., Class A *	160	2

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Leisure Time – 0.6% – continued

Life Time Fitness, Inc. *	1,269	$50

Marine Products Corp. *	907	6

Multimedia Games, Inc. *	557	2

Polaris Industries, Inc.	1,162	76
Town Sports International Holdings, Inc. *	1,105	3
		223

Lodging – 0.2%

Gaylord Entertainment Co. *	1,464	45

Marcus Corp.	818	10

Monarch Casino & Resort, Inc. *	311	3

Morgans Hotel Group Co. *	878	6
Red Lion Hotels Corp. *	409	3
		67

Machinery – Diversified – 1.1%

Alamo Group, Inc.	195	4

Altra Holdings, Inc. *	1,044	15

Applied Industrial Technologies, Inc.	2,203	67

Briggs & Stratton Corp.	2,155	41

Cascade Corp.	311	10

Chart Industries, Inc. *	557	11

Columbus McKinnon Corp. *	439	7

DXP Enterprises, Inc. *	293	6

Flow International Corp. *	762	2

Gorman-Rupp (The) Co.	533	15

Hurco Cos., Inc. *	359	7

Intermec, Inc. *	2,349	29

iRobot Corp. *	488	9

Kadant, Inc. *	258	5

Key Technology, Inc. *	160	2

Lindsay Corp.	488	21

Middleby Corp. *	896	57

NACCO Industries, Inc., Class A	195	17

Nordson Corp.	1,138	84

Sauer-Danfoss, Inc. *	750	16

Tecumseh Products Co., Class A *	426	5
Twin Disc, Inc.	214	3
		433

Media – 0.5%

CKX, Inc. *	2,017	10

Courier Corp.	228	3

Crown Media Holdings, Inc., Class A *	1,402	3

DG FastChannel, Inc. *	536	12

Dolan (The) Co.*	293	3

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Media – 0.5% – continued

Fisher Communications, Inc. *	162	$3

Journal Communications, Inc., Class A *	1,442	7

LIN TV Corp., Class A *	1,224	6

LodgeNet Interactive Corp. *	586	2

Martha Stewart Living Omnimedia, Inc., Class A *	935	4

Mediacom Communications Corp., Class A *	1,886	13

Meredith Corp.	781	26

Nexstar Broadcasting Group, Inc., Class A *	638	3

Outdoor Channel Holdings, Inc. *	426	2

Playboy Enterprises, Inc., Class B *	751	4

PRIMEDIA, Inc.	516	2

Saga Communications, Inc., Class A *	160	3

Scholastic Corp.	1,255	35

Sinclair Broadcast Group, Inc., Class A *	1,975	14

Value Line, Inc.	945	13
World Wrestling Entertainment, Inc., Class A	2,474	34
		202

Metal Fabrication/Hardware – 0.9%

A.M. Castle & Co. *	1,803	24

Ampco-Pittsburgh Corp.	390	10

CIRCOR International, Inc.	927	29

Dynamic Materials Corp.	318	5

Eastern (The) Co.	127	2

Furmanite Corp. *	540	3

Hawk Corp., Class A *	195	8

Haynes International, Inc.	413	14

Kaydon Corp.	1,277	44

L.B. Foster Co., Class A *	334	10

Ladish Co., Inc. *	195	6

Lawson Products, Inc.	106	2

Mueller Industries, Inc.	1,854	49

Mueller Water Products, Inc., Class A	6,084	18

Northwest Pipe Co. *	195	3

Olympic Steel, Inc.	878	20

Omega Flex, Inc.	196	3

RBC Bearings, Inc. *	1,417	48

Sun Hydraulics Corp.	267	8
Worthington Industries, Inc.	2,964	45
		351

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Mining - 0.5%

AMCOL International Corp.	797	$21

Brush Engineered Materials, Inc. *	598	17

General Moly, Inc. *	1,026	4

Horsehead Holding Corp. *	1,268	13

Kaiser Aluminum Corp.	581	25

Stillwater Mining Co. *	2,635	44

United States Lime & Minerals, Inc. *	488	19

Uranium Energy Corp. *	700	2

US Gold Corp. *	748	4
USEC, Inc. *	6,412	33
		182

Miscellaneous Manufacturing - 2.2%

A.O. Smith Corp.	1,090	63

Actuant Corp., Class A	1,940	45

Acuity Brands, Inc.	1,496	66

American Railcar Industries, Inc. *	214	3

Ameron International Corp.	390	26

AZZ, Inc.	406	17

Barnes Group, Inc.	2,085	37

Blount International, Inc. *	741	9

Ceradyne, Inc. *	1,578	37

Chase Corp.	165	2

China Fire & Security Group, Inc. *	244	2

CLARCOR, Inc.	1,746	67

Colfax Corp. *	880	13

EnPro Industries, Inc. *	781	24

ESCO Technologies, Inc.	1,188	40

Federal Signal Corp.	1,270	7

FreightCar America, Inc.	390	10

GP Strategies Corp. *	316	3

Griffon Corp. *	1,016	12

Hexcel Corp. *	4,065	72

Koppers Holdings, Inc.	717	19

LSB Industries, Inc. *	293	5

Matthews International Corp., Class A	1,523	54

Metabolix, Inc. *	732	9

Movado Group, Inc. *	603	7

Myers Industries, Inc.	1,197	10

NL Industries, Inc.	1,162	11

PMFG, Inc. *	727	12

Polypore International, Inc. *	781	24

Portec Rail Products, Inc.	133	2

Raven Industries, Inc.	975	37

Smith & Wesson Holding Corp. *	505	2

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Miscellaneous Manufacturing – 2.2% – continued

Standex International Corp.	353	$9

Sturm Ruger & Co., Inc.	2,388	33

Tredegar Corp.	1,000	19
Trimas Corp. *	457	7
		815

Office Furnishings – 0.4%

Herman Miller, Inc.	1,975	39

HNI Corp.	1,921	55

Interface, Inc., Class A	1,390	20

Knoll, Inc.	2,483	38
Virco Manufacturing Corp.	633	2
		154

Oil & Gas – 2.1%

Alon USA Energy, Inc.	1,132	6

Approach Resources, Inc. *	390	4

ATP Oil & Gas Corp. *	1,619	22

Berry Petroleum Co., Class A	2,131	68

Bill Barrett Corp. *	1,593	57

Brigham Exploration Co. *	2,833	53

Bronco Drilling Co., Inc. *	435	2

Carrizo Oil & Gas, Inc. *	1,240	30

Cheniere Energy, Inc. *	1,606	4

Clayton Williams Energy, Inc. *	366	19

Contango Oil & Gas Co. *	739	37

CREDO Petroleum Corp. *	293	2

CVR Energy, Inc. *	1,490	12

Delek US Holdings, Inc.	1,179	8

Delta Petroleum Corp. *	2,011	2

Endeavour International Corp. *	2,662	3

FX Energy, Inc. *	1,553	6

Georesources, Inc. *	196	3

GMX Resources, Inc. *	310	2

Gran Tierra Energy, Inc. *	781	6

Gulfport Energy Corp. *	2,603	36

Harvest Natural Resources, Inc. *	1,206	13

Hercules Offshore, Inc. *	1,895	5

Holly Corp.	1,623	47

Isramco, Inc. *	64	4

McMoRan Exploration Co. *	1,928	33

Northern Oil and Gas, Inc. *	1,928	33

Panhandle Oil and Gas, Inc., Class A	293	7

Penn Virginia Corp.	1,269	20

Petroleum Development Corp. *	1,269	35

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Oil & Gas – 2.1% – continued

Petroquest Energy, Inc. *	1,236	$8

Pioneer Drilling Co. *	1,338	9

PrimeEnergy Corp. *	859	16

Rex Energy Corp. *	732	9

Rosetta Resources, Inc. *	1,659	39

SandRidge Energy, Inc. *	7,926	45

Stone Energy Corp. *	1,085	16

Swift Energy Co. *	1,171	33

Texas Pacific Land Trust	488	20

Toreador Resources Corp. *	914	10

Vaalco Energy, Inc. *	1,567	9

Warren Resources, Inc. *	994	4

Western Refining, Inc. *	1,220	6
Zion Oil & Gas, Inc. *	410	2
		805

Oil & Gas Services – 1.7%

Allis-Chalmers Energy, Inc. *	581	2

Basic Energy Services, Inc. *	910	8

Bolt Technology Corp. *	1,531	16

Cal Dive International, Inc. *	4,620	25

CARBO Ceramics, Inc.	1,110	90

Complete Production Services, Inc. *	2,460	50

Dawson Geophysical Co. *	392	10

Dril-Quip, Inc. *	1,446	90

Geokinetics, Inc. *	342	2

Global Industries Ltd. *	2,496	14

Gulf Island Fabrication, Inc.	341	6

Halliburton Co.	26	1

Helix Energy Solutions Group, Inc. *	3,025	34

Hornbeck Offshore Services, Inc. *	1,440	28

ION Geophysical Corp. *	2,487	13

Key Energy Services, Inc. *	4,755	45

Lufkin Industries, Inc.	976	43

Matrix Service Co. *	1,057	9

Natural Gas Services Group, Inc. *	1,263	19

Newpark Resources, Inc. *	2,464	21

OYO Geospace Corp. *	182	10

RPC, Inc.	4,265	90

T-3 Energy Services, Inc. *	398	10

TGC Industries, Inc. *	504	2

Union Drilling, Inc. *	366	2
Willbros Group, Inc. *	1,197	11
		651

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.6% – continued

Packaging & Containers – 0.5%

AEP Industries, Inc. *	755	$18

Graphic Packaging Holding Co. *	3,518	12

Rock-Tenn Co., Class A	1,743	87
Silgan Holdings, Inc.	2,848	90
		207

Pharmaceuticals - 2.1%

Acura Pharmaceuticals, Inc. *	1,185	3

Adolor Corp. *	1,241	1

Akorn, Inc. *	827	3

Alkermes, Inc. *	2,730	40

Allos Therapeutics, Inc. *	2,350	11

Amicus Therapeutics, Inc. *	674	3

Ardea Biosciences, Inc. *	195	4

Array Biopharma, Inc. *	928	3

Auxilium Pharmaceuticals, Inc. *	1,269	31

AVANIR Pharmaceuticals, Inc., Class A *	1,584	5

AVI BioPharma, Inc. *	980	2

Biodel, Inc. *	742	4

BioDelivery Sciences International, Inc. *	721	2

BioScrip, Inc. *	1,876	10

Biospecifics Technologies Corp. *	98	3

Caraco Pharmaceutical Laboratories Ltd. *	744	4

Catalyst Health Solutions, Inc. *	1,505	53

Clarient, Inc. *	1,042	4

Cypress Bioscience, Inc. *	590	2

Cytori Therapeutics, Inc. *	382	2

Depomed, Inc. *	549	2

Durect Corp. *	1,195	3

Dyax Corp. *	877	2

Idenix Pharmaceuticals, Inc. *	786	2

Impax Laboratories, Inc. *	2,050	41

Infinity Pharmaceuticals, Inc. *	439	2

ISTA Pharmaceuticals, Inc. *	578	2

Lannett Co., Inc. *	526	2

Mannatech, Inc. *	503	1

MAP Pharmaceuticals, Inc. *	452	7

Matrixx Initiatives, Inc. *	603	3

Medicis Pharmaceutical Corp., Class A	2,523	75

Medivation, Inc. *	1,061	14

Nabi Biopharmaceuticals *	1,984	10

Natural Alternatives International, Inc. *	267	2

Nature’s Sunshine Products, Inc. *	214	2

Nektar Therapeutics *	2,699	40

Neogen Corp. *	766	26

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Pharmaceuticals – 2.1% continued

Neurocrine Biosciences, Inc. *	657	$4

NeurogesX, Inc. *	267	2

Nutraceutical International Corp. *	622	10

Obagi Medical Products, Inc. *	659	7

Omega Protein Corp. *	347	2

Onyx Pharmaceuticals, Inc. *	2,025	53

Opko Health, Inc. *	3,513	8

Optimer Pharmaceuticals, Inc. *	561	5

Orexigen Therapeutics, Inc. *	939	6

Osiris Therapeutics, Inc. *	878	6

OXiGENE, Inc. *	1,619	–

Pain Therapeutics, Inc. *	1,450	9

Par Pharmaceutical Cos., Inc. *	1,542	45

Pharmasset, Inc. *	683	20

PharMerica Corp. *	956	9

Poniard Pharmaceuticals, Inc. *	1,547	1

Pozen, Inc. *	439	3

Progenics Pharmaceuticals, Inc. *	513	3

Salix Pharmaceuticals Ltd. *	1,757	70

Santarus, Inc. *	757	2

Schiff Nutrition International, Inc.	472	4

Sciclone Pharmaceuticals, Inc. *	773	2

SIGA Technologies, Inc. *	947	8

Spectrum Pharmaceuticals, Inc. *	586	2

Sucampo Pharmaceuticals, Inc., Class A *	735	3

Synta Pharmaceuticals Corp. *	652	3

Trimeris, Inc. *	1,039	3

USANA Health Sciences, Inc. *	488	20

Vanda Pharmaceuticals, Inc. *	293	2

Viropharma, Inc. *	2,733	41
		779

Pipelines – 0.0%

Crosstex Energy, Inc. *	1,181	9

Real Estate – 0.2%

American Realty Investors, Inc. *	214	2

Avatar Holdings, Inc. *	106	2

Consolidated-Tomoka Land Co.	624	18

Forestar Group, Inc. *	1,116	19

Hilltop Holdings, Inc. *	960	9

Kennedy-Wilson Holdings, Inc. *	719	7

Stratus Properties, Inc. *	214	2

Transcontinental Realty Investors, Inc. *	182	2

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Real Estate – 0.2% continued

United Capital Corp. *	221	$5
		66

Real Estate Investment Trusts – 5.2%

Acadia Realty Trust	849	16

Agree Realty Corp.	718	18

Alexander’s, Inc.	204	64

American Campus Communities, Inc.	1,659	50

Arbor Realty Trust, Inc. *	1,101	6

Ashford Hospitality Trust, Inc. *	5,983	54

Associated Estates Realty Corp.	683	10

BioMed Realty Trust, Inc.	3,614	65

Brandywine Realty Trust	4,367	53

BRT Realty Trust *	598	4

CapLease, Inc.	507	3

Capstead Mortgage Corp.	2,315	25

CBL & Associates Properties, Inc.	4,392	57

Cedar Shopping Centers, Inc.	580	4

Cogdell Spencer, Inc.	401	3

CommonWealth REIT	1,513	39

DiamondRock Hospitality Co. *	3,513	33

Dynex Capital, Inc.	234	2

EastGroup Properties, Inc.	994	37

Education Realty Trust, Inc.	511	4

Entertainment Properties Trust	1,562	67

Equity Lifestyle Properties, Inc.	1,084	59

Equity One, Inc.	2,246	38

Extra Space Storage, Inc.	3,310	53

FelCor Lodging Trust, Inc. *	2,196	10

First Industrial Realty Trust, Inc. *	1,072	5

First Potomac Realty Trust	1,620	24

Getty Realty Corp.	781	21

Gladstone Commercial Corp.	1,255	22

Glimcher Realty Trust	695	4

Gramercy Capital Corp. *	805	1

Gyrodyne Co. of America, Inc. *	53	4

Healthcare Realty Trust, Inc.	2,045	48

Hersha Hospitality Trust	715	4

Highwoods Properties, Inc.	2,570	83

Home Properties, Inc.	1,149	61

Invesco Mortgage Capital, Inc.	1,265	27

iStar Financial, Inc. *	3,243	10

Kilroy Realty Corp.	1,659	55

Kite Realty Group Trust	659	3

LaSalle Hotel Properties	2,342	55

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Real Estate Investment Trusts – 5.2% – continued

LTC Properties, Inc.	1,152	$29

Medical Properties Trust, Inc.	2,952	30

MFA Financial, Inc.	10,424	80

Mid-America Apartment Communities, Inc.	781	45

Mission West Properties, Inc.	364	2

Monmouth Real Estate Investment Corp., Class A	722	6

MPG Office Trust, Inc. *	795	2

National Health Investors, Inc.	1,108	49

National Retail Properties, Inc.	2,138	54

Newcastle Investment Corp. *	1,109	3

NorthStar Realty Finance Corp.	1,262	5

Omega Healthcare Investors, Inc.	2,374	53

One Liberty Properties, Inc.	287	5

Parkway Properties, Inc.	398	6

Pennsylvania Real Estate Investment Trust	1,436	17

PMC Commercial Trust	303	3

PS Business Parks, Inc.	791	45

RAIT Financial Trust *	1,323	2

Ramco-Gershenson Properties Trust	293	3

Redwood Trust, Inc.	2,899	42

Resource Capital Corp.	275	2

Saul Centers, Inc.	377	16

Starwood Property Trust, Inc.	634	13

Strategic Hotels & Resorts, Inc. *	1,833	8

Sun Communities, Inc.	1,897	58

Tanger Factory Outlet Centers, Inc.	1,232	58

UMH Properties, Inc.	293	3

Universal Health Realty Income Trust	467	16

Urstadt Biddle Properties, Inc.	160	2

Urstadt Biddle Properties, Inc., Class A	426	8

U-Store-It Trust	1,577	13

Walter Investment Management Corp.	213	4

Washington Real Estate Investment Trust	1,821	58

Winthrop Realty Trust	241	3
		1,944

Retail – 6.4%

99 Cents Only Stores *	2,484	47

AFC Enterprises, Inc. *	342	4

America’s Car-Mart, Inc. *	267	7

AnnTaylor Stores Corp. *	1,562	32

Asbury Automotive Group, Inc. *	1,781	25

Benihana, Inc., Class A *	557	4

Big 5 Sporting Goods Corp.	648	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Retail – 6.4% – continued

BJ’s Restaurants, Inc. *	572	$16

Bob Evans Farms, Inc.	829	23

Books-A-Million, Inc.	366	2

Borders Group, Inc. *	620	1

Brown Shoe Co., Inc.	2,659	31

Buckle (The), Inc.	1,269	34

Buffalo Wild Wings, Inc. *	976	47

Build-A-Bear Workshop, Inc. *	632	4

Cabela’s, Inc. *	2,506	48

California Pizza Kitchen, Inc. *	660	11

Carrols Restaurant Group, Inc. *	457	2

Casey’s General Stores, Inc.	2,419	101

Cash America International, Inc.	1,286	45

Cato (The) Corp., Class A	1,116	30

CEC Entertainment, Inc. *	1,803	62

Cheesecake Factory (The), Inc. *	2,552	68

Children’s Place Retail Stores (The), Inc. *	1,269	62

Christopher & Banks Corp.	910	7

Citi Trends, Inc. *	390	9

Collective Brands, Inc. *	2,421	39

Conn’s, Inc. *	638	3

Cracker Barrel Old Country Store, Inc.	713	36

Denny’s Corp. *	709	2

Destination Maternity Corp. *	150	5

Dillard’s, Inc., Class A	2,570	61

DineEquity, Inc. *	560	25

Domino’s Pizza, Inc. *	2,374	31

Dress Barn (The), Inc. *	4,820	114

DSW, Inc., Class A *	1,604	46

Duckwall-ALCO Stores, Inc. *	258	3

Einstein Noah Restaurant Group, Inc. *	244	3

Finish Line (The), Inc., Class A	2,255	31

First Cash Financial Services, Inc. *	1,347	37

Fred’s, Inc., Class A	806	10

Frisch’s Restaurants, Inc.	1,001	20

Fuqi International, Inc. *	195	1

Gaiam, Inc., Class A	258	2

Golfsmith International Holdings, Inc. *	749	2

Group 1 Automotive, Inc. *	878	26

Gymboree Corp. *	1,074	45

Haverty Furniture Cos., Inc.	732	8

Haverty Furniture Cos., Inc., Class A	205	2

hhgregg, Inc. *	190	5

Hibbett Sports, Inc. *	1,588	40

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Retail – 6.4% – continued

HOT Topic, Inc.	1,085	$6

Jack in the Box, Inc. *	2,331	50

Jo-Ann Stores, Inc. *	1,268	56

JOS. A. Bank Clothiers, Inc. *	1,636	70

Kenneth Cole Productions, Inc., Class A *	511	9

Kirkland’s, Inc. *	488	7

Krispy Kreme Doughnuts, Inc. *	1,074	5

Landry’s Restaurants, Inc. *	467	11

Lithia Motors, Inc., Class A	501	5

Luby’s, Inc. *	480	2

Lumber Liquidators Holdings, Inc. *	625	15

McCormick & Schmick’s Seafood Restaurants, Inc. *	350	3

Men’s Wearhouse (The), Inc.	1,952	46

New York & Co., Inc. *	763	2

Nu Skin Enterprises, Inc., Class A	2,263	65

O’Charleys, Inc. *	459	3

OfficeMax, Inc. *	2,218	29

P.F. Chang’s China Bistro, Inc.	1,197	55

Pacific Sunwear of California, Inc. *	2,583	14

Pantry (The), Inc. *	251	6

Papa John’s International, Inc. *	838	22

PC Connection, Inc. *	425	3

PC Mall, Inc. *	374	2

Penske Auto Group, Inc. *	3,123	41

Pep Boys – Manny, Moe & Jack (The)	2,643	28

PetMed Express, Inc.	956	17

Pier 1 Imports, Inc. *	1,630	13

Pricesmart, Inc.	385	11

Red Robin Gourmet Burgers, Inc. *	404	8

Regis Corp.	987	19

Retail Ventures, Inc. *	951	10

Rite Aid Corp.*	6,220	6

Ruby Tuesday, Inc. *	1,008	12

Rush Enterprises, Inc., Class A *	1,781	27

Ruth’s Hospitality Group Inc. *	1,074	4

Saks, Inc. *	683	6

Sally Beauty Holdings, Inc. *	4,336	49

Shoe Carnival, Inc. *	195	4

Sonic Automotive, Inc., Class A *	976	10

Sonic Corp. *	1,613	13

Stage Stores, Inc.	2,205	29

Stein Mart, Inc. *	1,107	10

Steinway Musical Instruments, Inc. *	150	3

Susser Holdings Corp. *	279	4

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Retail – 6.4% – continued

Syms Corp. *	313	$2

Systemax, Inc.	1,400	17

Texas Roadhouse, Inc. *	3,253	46

Tractor Supply Co.	2,576	102

Tuesday Morning Corp. *	459	2

Ulta Salon Cosmetics & Fragrance, Inc. *	976	29

West Marine, Inc. *	304	3

Wet Seal (The), Inc., Class A *	877	3

World Fuel Services Corp.	2,856	74

Zale Corp. *	854	2

Zumiez, Inc. *	498	11
		2,429

Savings & Loans – 1.3%

Abington Bancorp, Inc.	791	8

BankFinancial Corp.	628	6

Beneficial Mutual Bancorp, Inc. *	3,125	28

Berkshire Hills Bancorp, Inc.	891	17

Brookline Bancorp, Inc.	1,748	17

Brooklyn Federal Bancorp, Inc.	267	–

Cape Bancorp, Inc. *	365	3

Cheviot Financial Corp.	267	2

Chicopee Bancorp, Inc. *	293	3

Clifton Savings Bancorp, Inc.	977	8

Danvers Bancorp, Inc.	182	3

Dime Community Bancshares	951	13

ESB Financial Corp.	160	2

ESSA Bancorp, Inc.	293	3

First Clover Leaf Financial Corp.	267	2

First Defiance Financial Corp.	243	2

First Financial Holdings, Inc.	293	3

First Financial Northwest, Inc.	309	1

Flushing Financial Corp.	588	7

Fox Chase Bancorp, Inc. *	228	2

Heritage Financial Group	1,433	12

HF Financial Corp.	214	2

Hingham Institution for Savings	64	2

Home Federal Bancorp, Inc.	1,157	14

Investors Bancorp, Inc. *	1,074	13

Kearny Financial Corp.	2,934	26

Kentucky First Federal Bancorp	262	3

K-Fed Bancorp	327	3

Lake Shore Bancorp, Inc.	267	2

Legacy Bancorp, Inc.	324	3

LSB Corp.	182	4

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Savings & Loans – 1.3% – continued

Meridian Interstate Bancorp, Inc. *	249	$3

Meta Financial Group, Inc.	150	5

MutualFirst Financial, Inc.	586	4

NASB Financial, Inc.	106	2

NewAlliance Bancshares, Inc.	4,021	51

Newport Bancorp, Inc. *	160	2

Northeast Community Bancorp, Inc.	321	2

Northfield Bancorp, Inc.	1,964	21

Northwest Bancshares, Inc.	3,322	37

OceanFirst Financial Corp.	1,794	22

Oritani Financial Corp.	1,459	15

Provident New York Bancorp	1,265	11

Prudential Bancorp, Inc. of Pennsylvania	390	3

Pulaski Financial Corp.	255	2

Rockville Financial, Inc.	273	3

Roma Financial Corp.	1,925	20

Rome Bancorp, Inc.	214	2

Severn Bancorp, Inc. *	482	2

SI Financial Group, Inc.	375	3

Teche Holding Co.	53	2

TF Financial Corp.	106	2

United Community Bancorp	321	2

United Financial Bancorp, Inc.	1,296	18

ViewPoint Financial Group	599	6

Waterstone Financial, Inc. *	1,115	4

Westfield Financial, Inc.	771	6

WSFS Financial Corp.	220	8
		472

Semiconductors – 2.5%

Advanced Analogic Technologies, Inc. *	930	3

Amkor Technology, Inc. *	5,075	33

Anadigics, Inc. *	1,554	9

Brooks Automation, Inc. *	1,376	9

BTU International, Inc. *	781	5

Cabot Microelectronics Corp. *	1,064	34

Ceva, Inc. *	182	3

Cirrus Logic, Inc. *	3,736	67

Cohu, Inc.	467	6

Diodes, Inc. *	1,822	31

DSP Group, Inc. *	849	6

EMCORE Corp. *	2,014	2

Emulex Corp. *	3,974	41

Entegris, Inc. *	4,776	22

Entropic Communications, Inc. *	732	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Semiconductors – 2.5% – continued

Exar Corp. *	3,820	$23

Formfactor, Inc. *	1,952	17

Hittite Microwave Corp. *	1,104	53

Integrated Device Technology, Inc. *	2,637	15

International Rectifier Corp. *	2,036	43

IXYS Corp. *	838	8

Kopin Corp. *	2,275	8

Micrel, Inc.	3,416	34

Microsemi Corp. *	2,050	35

Microtune, Inc. *	1,131	3

MIPS Technologies, Inc. *	715	7

Monolithic Power Systems, Inc. *	1,503	25

Netlogic Microsystems, Inc. *	1,464	40

Pericom Semiconductor Corp. *	717	6

Photronics, Inc. *	586	3

PLX Technology, Inc. *	426	2

Power Integrations, Inc.	1,464	47

Rubicon Technology, Inc. *	1,038	24

Rudolph Technologies, Inc. *	822	7

Semtech Corp. *	2,525	51

Silicon Image, Inc. *	951	5

Standard Microsystems Corp. *	550	13

Supertex, Inc. *	1,171	26

Teradyne, Inc. *	821	9

Tessera Technologies, Inc. *	2,342	43

TriQuint Semiconductor, Inc. *	5,059	49

Ultratech, Inc. *	638	11

Veeco Instruments, Inc. *	1,171	41

Volterra Semiconductor Corp. *	1,181	25

Zoran Corp. *	1,362	10
		961

Shipbuilding – 0.0%

Todd Shipyards Corp.	162	2

Software – 4.5%

Accelrys, Inc. *	1,115	8

ACI Worldwide, Inc. *	1,116	25

Actuate Corp. *	449	2

Acxiom Corp. *	2,613	41

Advent Software, Inc. *	1,052	55

Allscripts-Misys Healthcare Solutions, Inc. *	3,202	59

American Software, Inc., Class A	919	5

Ariba, Inc. *	3,178	60

Artificial Life, Inc. *	2,300	2

Aspen Technology, Inc. *	3,796	39

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Software – 4.5% – continued

athenahealth, Inc. *	1,561	$51

Avid Technology, Inc. *	2,110	28

Bitstream, Inc., Class A *	304	2

Blackbaud, Inc.	1,793	43

Blackboard, Inc. *	1,158	42

Bowne & Co., Inc.	2,147	24

Callidus Software, Inc. *	686	3

CommVault Systems, Inc. *	1,911	50

Computer Programs & Systems, Inc.	1,258	54

Concur Technologies, Inc. *	1,329	66

CSG Systems International, Inc. *	1,846	34

Deltek, Inc. *	1,199	10

DemandTec, Inc. *	586	5

Digi International, Inc. *	586	6

DivX, Inc. *	517	5

Ebix, Inc. *	2,256	53

Epicor Software Corp. *	1,676	15

EPIQ Systems, Inc.	741	9

Fair Isaac Corp.	1,926	47

FalconStor Software, Inc. *	547	2

GSE Systems, Inc. *	488	2

Innerworkings, Inc. *	418	3

Innodata Isogen, Inc. *	638	2

Interactive Intelligence, Inc. *	361	6

JDA Software Group, Inc. *	1,144	29

Lawson Software, Inc. *	7,612	64

Mantech International Corp., Class A *	1,269	50

Market Leader, Inc. *	1,116	2

MedAssets, Inc. *	776	16

Mediware Information Systems *	243	3

MicroStrategy, Inc., Class A *	390	34

Omnicell, Inc. *	981	13

OPNET Technologies, Inc.	1,464	27

Parametric Technology Corp. *	3,052	60

Peerless Systems Corp. *	899	3

Pegasystems, Inc.	1,123	35

Pervasive Software, Inc. *	511	2

Phoenix Technologies Ltd. *	1,032	4

Progress Software Corp. *	1,366	45

PROS Holdings, Inc. *	356	3

QAD, Inc. *	426	2

Quality Systems, Inc.	853	57

Quest Software, Inc. *	3,514	86

Renaissance Learning, Inc.	772	8

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Software – 4.5% – continued

RightNow Technologies, Inc. *	638	$13

Schawk, Inc.	1,811	33

Seachange International, Inc. *	488	4

Smith Micro Software, Inc. *	2,342	23

Synchronoss Technologies, Inc. *	1,757	31

SYNNEX Corp. *	1,220	34

Taleo Corp., Class A *	1,236	36

Trident Microsystems, Inc. *	1,072	2

Tyler Technologies, Inc. *	1,893	38

Ulticom, Inc. *	214	2

Unica Corp. *	254	5

VeriFone Systems, Inc. *	2,773	86
		1,708

Storage/Warehousing – 0.0%
Mobile Mini, Inc. *	847	13

Telecommunications – 3.6%

Acme Packet, Inc. *	2,250	85

ADPT Corp. *	8,681	26

ADTRAN, Inc.	1,707	60

Alaska Communications Systems Group, Inc.	1,022	10

Anaren, Inc. *	717	12

Anixter International, Inc. *	1,391	75

Applied Signal Technology, Inc.	407	10

Arris Group, Inc. *	4,685	46

Aruba Networks, Inc. *	3,611	77

Atheros Communications, Inc. *	1,896	50

Atlantic Tele-Network, Inc.	398	20

Aviat Networks, Inc. *	1,220	5

Aware, Inc. *	792	2

BigBand Networks, Inc. *	731	2

Black Box Corp.	426	14

Cbeyond, Inc. *	976	13

China Information Technology, Inc. *	511	3

Ciena Corp. *	213	3

Cincinnati Bell, Inc. *	10,164	27

Communications Systems, Inc.	458	5

Comtech Telecommunications Corp. *	1,139	31

Consolidated Communications Holdings, Inc.	832	16

CPI International, Inc. *	1,285	18

EMS Technologies, Inc. *	182	3

Extreme Networks, Inc. *	1,980	6

General Communication, Inc., Class A *	1,378	14

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Telecommunications – 3.6% – continued

GeoEye, Inc. *	589	$24

Globecomm Systems, Inc. *	543	5

HickoryTech Corp.	791	7

Hughes Communications, Inc. *	365	10

ICO Global Communications Holdings Ltd. *	3,712	6

InterDigital, Inc. *	1,928	57

IPG Photonics Corp. *	1,116	27

Ixia *	3,104	39

Knology, Inc. *	853	11

KVH Industries, Inc. *	517	8

LogMeIn, Inc. *	683	25

Netgear, Inc. *	1,459	39

Network Equipment Technologies, Inc. *	989	3

Neutral Tandem, Inc. *	676	8

Novatel Wireless, Inc. *	3,002	24

NTELOS Holdings Corp.	1,663	28

Numerex Corp., Class A *	686	4

Oplink Communications, Inc. *	1,568	31

Opnext, Inc. *	488	1

PAETEC Holding Corp. *	2,699	11

Parkervision, Inc. *	1,411	1

Plantronics, Inc.	1,447	49

Powerwave Technologies, Inc. *	1,058	2

Preformed Line Products Co.	98	3

Premiere Global Services, Inc. *	2,279	16

RF Micro Devices, Inc. *	7,942	49

Shenandoah Telecommunications Co.	642	12

ShoreTel, Inc. *	426	2

SureWest Communications *	674	5

Sycamore Networks, Inc.	732	24

Symmetricom, Inc. *	1,436	8

Syniverse Holdings, Inc. *	2,393	54

Tekelec *	2,854	37

Telestone Technologies Corp. *	781	8

Tessco Technologies, Inc.	481	7

USA Mobility, Inc.	1,301	21

UTStarcom, Inc. *	1,986	4

Viasat, Inc. *	1,254	52

Warwick Valley Telephone Co.	98	1
		1,356

Textiles – 0.2%

G&K Services, Inc., Class A	1,212	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Textiles – 0.2% – continued

Unifirst Corp.	919	$40
		68

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc. *	1,057	19

Leapfrog Enterprises, Inc. *	1,349	7

RC2 Corp. *	425	9
		35

Transportation –1.9%

Air Transport Services Group, Inc. *	1,165	7

Alexander & Baldwin, Inc.	1,453	51

American Commercial Lines, Inc. *	195	5

Atlas Air Worldwide Holdings, Inc. *	785	39

Bristow Group, Inc. *	1,028	37

CAI International, Inc. *	214	3

Celadon Group, Inc. *	255	3

Covenant Transport Group, Inc., Class A *	615	5

DHT Holdings, Inc.	813	3

Dynamex, Inc. *	195	3

Eagle Bulk Shipping, Inc. *	431	2

Forward Air Corp.	877	23

Frozen Food Express Industries, Inc. *	535	1

Genesee & Wyoming, Inc., Class A *	1,534	67

Golar LNG Ltd.	1,562	19

Gulfmark Offshore, Inc., Class A *	651	20

Heartland Express, Inc.	3,219	48

Horizon Lines, Inc., Class A	615	3

HUB Group, Inc., Class A *	1,574	46

International Shipholding Corp.	60	2

Knight Transportation, Inc.	2,888	56

Knightsbridge Tankers Ltd.	1,511	29

Marten Transport Ltd.	477	11

Nordic American Tanker Shipping	1,074	29

Old Dominion Freight Line, Inc. *	2,049	52

P.A.M. Transportation Services, Inc. *	308	4

Pacer International, Inc. *	814	5

Patriot Transportation Holding, Inc. *	98	7

PHI, Inc. (Non Voting) *	366	6

Providence and Worcester Railroad Co.	160	2

Saia, Inc. *	205	3

Ship Finance International Ltd.	2,342	45

TBS International PLC, Class A *	586	3

Teekay Tankers Ltd., Class A	318	4

Ultrapetrol Bahamas Ltd. *	566	4

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.6% – continued

Transportation – 1.9% – continued

Universal Truckload Services, Inc. *	141	$2

USA Truck, Inc. *	238	4
Werner Enterprises, Inc.	2,247	46
		699

Trucking & Leasing – 0.2%

Aircastle Ltd.	1,538	13

AMERCO *	286	23

Greenbrier Cos., Inc. *	363	5

TAL International Group, Inc.	457	11

Textainer Group Holdings Ltd.	458	12
Willis Lease Finance Corp. *	267	3
		67

Water – 0.2%

Artesian Resources Corp., Class A	195	4

California Water Service Group	390	14

Connecticut Water Service, Inc.	243	6

Consolidated Water Co. Ltd.	1,610	15

Middlesex Water Co.	426	7

Pennichuck Corp.	106	3

SJW Corp.	1,023	25
York Water Co.	1,293	21
		95
Total Common Stocks
(Cost $31,578)		34,464

RIGHTS – 0.0%
Pacific Capital Bancorp N.A. *	18,693	–
Total Rights
(Cost $–)		–

INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	1,562,619	$1,563
Total Investment Companies
(Cost $1,563)		1,563

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.19%, 11/18/10 (3)	$110	$110
Total Short-Term Investments
(Cost $110)		110
Total Investments – 96.0%
(Cost $33,251)		36,137
Other Assets less Liabilities – 4.0%		1,504
NET ASSETS – 100.0%		$37,641

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Asset Portfolio of the Northern Institutional Funds was approximately $1,727,000 with net sales of approximately $164,000 during the six months ended September 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000
Mini	45	$3,035	Long	12/10	$93

At September 30, 2010, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	3.4
Energy	5.2
Financials	20.5
Health Care	13.1
Industrials	16.0
Information Technology	18.2
Materials	5.1
Telecommunication Services	0.9
Utilities	3.6

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock

Advertising	$38	$–	$–	$38

Aerospace/Defense	542	2	–	544

Agriculture	149	–	–	149

Airlines	206	–	–	206

Apparel	662	–	–	662

Auto Manufacturers	6	–	–	6

Auto Parts & Equipment	238	–	–	238

Banks	2,134	4	–	2,138

Beverages	85	–	–	85

Biotechnology	514	–	–	514

Building Materials	259	–	–	259

Chemicals	973	–	–	973

Coal	25	–	–	25

Commercial Services	2,128	–	–	2,128

Computers	818	–	–	818

Cosmetics/Personal Care	25	–	–	25

Distribution/Wholesale	485	5	–	490

Diversified Financial Services	705	–	–	705

Electric	588	–	–	588

Electrical Components & Equipment	374	–	–	374

Electronics	952	–	–	952

Energy – Alternative Sources	25	–	–	25

Engineering & Construction	234	–	–	234

Entertainment	209	–	–	209

Environment Control	214	–	–	214

Food	630	–	–	630

Forest Products & Paper	216	–	–	216

Gas	542	–	–	542

Hand/Machine Tools	104	–	–	104

Healthcare – Products	1,533	–	–	1,533

Healthcare – Services	891	–	–	891

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Holding Companies –Diversified	$16	$–	$–	$16

Home Builders	103	2	–	105

Home Furnishings	227	–	–	227

Household

Products/Wares	176	–	–	176

Insurance	1,376	20	–	1,396

Internet	1,043	–	–	1,043

Investment Companies	151	–	–	151

Iron/Steel	42	–	–	42

Leisure Time	223	–	–	223

Lodging	67	–	–	67

Machinery – Diversified	433	–	–	433

Media	202	–	–	202

Metal Fabrication/ Hardware	351	–	–	351

Mining	182	–	–	182

Miscellaneous Manufacturing	815	–	–	815

Office Furnishings	154	–	–	154

Oil & Gas	805	–	–	805

Oil & Gas Services	651	–	–	651

Packaging & Containers	207	–	–	207

Pharmaceuticals	779	–	–	779

Pipelines	9	–	–	9

Real Estate	66	–	–	66

Real Estate Investment Trust	1,944	–	–	1,944

Retail	2,429	–	–	2,429

Savings & Loans	472	–	–	472

Semiconductors	961	–	–	961

Shipbuilding	2	–	–	2

Software	1,708	–	–	1,708

Storage/Warehousing	13	–	–	13

Telecommunications	1,356	–	–	1,356

Textiles	68	–	–	68

Toys, Games & Hobbies	35	–	–	35

Transportation	699	–	–	699

Truck & Leasing	67	–	–	67

Water	95	–	–	95

Rights	–	–	–	–

Investment Companies	1,563	–	–	1,563

Short-Term Investments	–	110	–	110

Total Investments	$35,994	$143	$–	$36,137

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$93	–	–	$93

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7%

Advertising – 0.1%

Harte-Hanks, Inc.	92,586	$1,081

Aerospace/Defense – 2.1%

AAR Corp. *	144,886	2,704

Cubic Corp.	41,600	1,697

Ducommun, Inc.	82,452	1,796

Esterline Technologies Corp. *	181,417	10,383

Moog, Inc., Class A *	192,314	6,829

Triumph Group, Inc.	100,231	7,476
		30,885

Agriculture – 0.4%

Andersons (The), Inc.	50,974	1,932

Universal Corp.	95,701	3,837
		5,769
Airlines – 1.1%

Alaska Air Group, Inc. *	83,044	4,238

JetBlue Airways Corp. *	860,867	5,759

Skywest, Inc.	430,896	6,015
		16,012

Apparel – 0.9%

Columbia Sportswear Co.	102,703	6,002

Iconix Brand Group, Inc. *	128,781	2,254

Jones Apparel Group, Inc.	69,149	1,358

Oxford Industries, Inc.	48,240	1,147

Timberland (The) Co., Class A *	120,514	2,387
		13,148
Auto Manufacturers – 0.0%

Force Protection, Inc. *	16,779	85

Auto Parts & Equipment – 1.0%

ATC Technology Corp. *	151,988	3,760

Cooper Tire & Rubber Co.	62,300	1,223

Dorman Products, Inc. *	70,965	2,187

Miller Industries, Inc.	43,680	591

Modine Manufacturing Co. *	135,400	1,756

Superior Industries International, Inc.	86,831	1,501

Titan International, Inc.	213,039	2,891
		13,909

Banks – 9.5%

1st United Bancorp, Inc. *	57,195	368

Bancfirst Corp.	22,247	900

Bank Mutual Corp.	160,413	833

Bank of the Ozarks, Inc.	24,692	916

Cardinal Financial Corp.	71,470	687

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Banks – 9.5% – continued

Cathay General Bancorp	64,100	$762

Chemical Financial Corp.	198,020	4,087

City Holding Co.	74,861	2,296

Columbia Banking System, Inc.	34,200	672

Community Bank System, Inc.	250,418	5,762

Community Trust Bancorp, Inc.	91,251	2,472

CVB Financial Corp.	217,906	1,637

East West Bancorp, Inc.	148,665	2,420

Enterprise Financial Services Corp.	31,822	296

Farmers Capital Bank Corp.	22,039	109

Financial Institutions, Inc.	11,570	204

First Bancorp	120,783	1,645

First Commonwealth Financial Corp.	457,972	2,496

First Community Bancshares, Inc.	114,219	1,473

First Financial Bancorp	226,814	3,783

First Financial Corp.	74,349	2,193

First Merchants Corp.	61,815	472

First Midwest Bancorp, Inc.	287,698	3,317

FirstMerit Corp.	288,486	5,285

FNB Corp.	558,824	4,784

Fulton Financial Corp.	127,640	1,156

Glacier Bancorp, Inc.	56,601	826

Great Southern Bancorp, Inc.	14,029	305

Hancock Holding Co.	78,200	2,352

Heartland Financial USA, Inc.	52,072	801

Home Bancshares, Inc.	60,500	1,229

Iberiabank Corp.	73,590	3,678

Independent Bank Corp.	104,060	2,343

International Bancshares Corp.	299,852	5,065

Lakeland Bancorp, Inc.	164,077	1,383

Lakeland Financial Corp.	42,901	801

National Bankshares, Inc.	15,200	392

National Penn Bancshares, Inc.	515,800	3,224

NBT Bancorp, Inc.	143,066	3,157

Old National Bancorp	371,923	3,905

Orrstown Financial Services, Inc.	6,030	140

Park National Corp.	33,900	2,171

Pinnacle Financial Partners, Inc. *	89,501	823

Prosperity Bancshares, Inc.	243,269	7,899

Renasant Corp.	121,315	1,845

S&T Bancorp, Inc.	116,058	2,022

Sandy Spring Bancorp, Inc.	44,661	692

SCBT Financial Corp.	73,475	2,292

Sierra Bancorp	123,172	1,521

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Banks – 9.5% – continued

Simmons First National Corp., Class A	148,862	$4,208

StellarOne Corp.	100,715	1,281

Sterling Bancorp	69,000	600

Sterling Bancshares, Inc.	281,877	1,514

Susquehanna Bancshares, Inc.	298,409	2,519

SVB Financial Group *	14,400	609

Texas Capital Bancshares, Inc. *	104,146	1,799

Tower Bancorp, Inc.	16,420	333

Trico Bancshares	100,711	1,548

Trustmark Corp.	303,449	6,597

UMB Financial Corp.	150,539	5,346

Union First Market Bankshares Corp.	85,518	1,117

United Bankshares, Inc.	180,087	4,482

Univest Corp. of Pennsylvania	56,195	981

Washington Banking Co.	39,786	551

Washington Trust Bancorp, Inc.	103,820	1,985

Webster Financial Corp.	40,700	715

WesBanco, Inc.	56,350	921

Wilshire Bancorp, Inc.	167,437	1,095

Wintrust Financial Corp.	29,724	963
		139,055

Biotechnology – 0.3%

American Oriental Bioengineering, Inc. *	371,332	895

Cambrex Corp. *	41,907	178

Martek Biosciences Corp. *	129,002	2,919
		3,992

Building Materials – 1.3%

Apogee Enterprises, Inc.	129,329	1,183

Comfort Systems USA, Inc.	190,390	2,043

Drew Industries, Inc. *	115,755	2,415

Gibraltar Industries, Inc. *	201,132	1,806

Interline Brands, Inc. *	159,676	2,881

LSI Industries, Inc.	131,798	846

Quanex Building Products Corp.	152,736	2,638

Simpson Manufacturing Co., Inc.	68,162	1,757

Texas Industries, Inc.	18,441	581

Universal Forest Products, Inc.	98,581	2,884
		19,034

Chemicals – 4.0%

A. Schulman, Inc.	229,848	4,631

Aceto Corp.	227,104	1,542

Arch Chemicals, Inc.	103,340	3,626

Cabot Corp.	90,054	2,933

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Chemicals – 4.0% – continued

H.B. Fuller Co.	182,232	$3,621

Innophos Holdings, Inc.	48,034	1,590

Innospec, Inc. *	75,564	1,151

Minerals Technologies, Inc.	75,274	4,435

NewMarket Corp.	13,649	1,552

Olin Corp.	259,109	5,224

OM Group, Inc. *	143,419	4,320

PolyOne Corp. *	305,019	3,688

Quaker Chemical Corp.	32,362	1,054

Rockwood Holdings, Inc. *	164,537	5,178

Sensient Technologies Corp.	290,269	8,850

ShengdaTech, Inc. *	319,327	1,686

Westlake Chemical Corp.	112,278	3,360
		58,441

Coal – 0.1%

Massey Energy Co.	44,040	1,366

Commercial Services – 3.0%

ABM Industries, Inc.	144,084	3,111

Albany Molecular Research, Inc. *	176,699	1,127

AMN Healthcare Services, Inc. *	64,816	333

Barrett Business Services, Inc.	24,316	370

CDI Corp.	106,814	1,380

CRA International, Inc. *	35,683	644

Cross Country Healthcare, Inc. *	209,032	1,503

Electro Rent Corp.	140,610	1,867

Emergency Medical Services Corp., Class A *	43,293	2,305

Heidrick & Struggles International, Inc.	96,620	1,882

Kelly Services, Inc., Class A *	66,899	785

Kforce, Inc. *	69,330	951

Korn/Ferry International *	130,457	2,158

MAXIMUS, Inc.	25,878	1,594

Multi-Color Corp.	60,034	925

On Assignment, Inc. *	260,238	1,366

PHH Corp. *	197,400	4,157

Rent-A-Center, Inc.	350,578	7,846

Rewards Network, Inc.	28,304	406

Stewart Enterprises, Inc., Class A	583,872	3,147

Towers Watson & Co., Class A	48,299	2,375

Viad Corp.	159,386	3,083
		43,315

Computers – 1.4%

Agilysys, Inc. *	281,786	1,831

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Computers – 1.4% – continued

CACI International, Inc., Class A *	65,613	$2,970

CIBER, Inc. *	625,909	1,884

Cray, Inc. *	239,969	1,584

Electronics for Imaging, Inc. *	147,669	1,790

Imation Corp. *	92,286	861

Insight Enterprises, Inc. *	272,636	4,264

Mentor Graphics Corp. *	142,728	1,509

MTS Systems Corp.	38,807	1,203

Ness Technologies, Inc. *	163,277	735

SRA International, Inc., Class A*	94,131	1,856
		20,487

Cosmetics/Personal Care – 0.1%

Inter Parfums, Inc.	65,012	1,144

Distribution/Wholesale – 0.6%

BMP Sunstone Corp. *	255,004	1,938

Core-Mark Holding Co., Inc. *	57,748	1,788

Owens & Minor, Inc.	58,558	1,666

School Specialty, Inc. *	162,112	2,109

United Stationers, Inc. *	24,943	1,335
		8,836

Diversified Financial Services – 1.6%

Encore Capital Group, Inc. *	89,165	1,607

GFI Group, Inc.	99,332	461

International Assets Holding Corp. *	2,700	49

Investment Technology Group, Inc. *	118,838	1,690

Janus Capital Group, Inc.	94,800	1,038

JMP Group, Inc.	32,305	197

KBW, Inc.	34,600	886

Knight Capital Group, Inc., Class A *	302,918	3,753

National Financial Partners Corp. *	100,800	1,277

Nelnet, Inc., Class A	141,837	3,245

NewStar Financial, Inc. *	55,021	408

Ocwen Financial Corp. *	214,240	2,172

Oppenheimer Holdings, Inc., Class A	28,700	802

Penson Worldwide, Inc. *	137,008	681

Piper Jaffray Cos. *	17,300	504

Stifel Financial Corp. *	31,164	1,443

SWS Group, Inc.	165,553	1,187

World Acceptance Corp. *	39,678	1,752
		23,152

Electric – 4.1%

Allete, Inc.	164,084	5,978

Avista Corp.	279,656	5,839

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Electric – 4.1% – continued

Black Hills Corp.	108,900	$3,398

Central Vermont Public Service Corp.	145,769	2,940

Cleco Corp.	201,152	5,958

El Paso Electric Co. *	292,473	6,955

IDACORP, Inc.	271,144	9,739

NorthWestern Corp.	137,275	3,912

Otter Tail Corp.	138,150	2,817

Pike Electric Corp. *	17	–

Portland General Electric Co.	200,888	4,074

UIL Holdings Corp.	83,700	2,357

Unisource Energy Corp.	191,014	6,386
		60,353

Electrical Components & Equipment – 0.6%

Encore Wire Corp.	119,682	2,455

Fushi Copperweld, Inc. *	35,415	308

GrafTech International Ltd. *	229,377	3,585

Littelfuse, Inc. *	57,233	2,501
		8,849

Electronics – 3.7%

Analogic Corp.	76,320	3,425

Bel Fuse, Inc., Class B	62,895	1,310

Benchmark Electronics, Inc. *	217,205	3,562

Brady Corp., Class A	222,079	6,478

China Security & Surveillance Technology, Inc. *	81,700	454

Coherent, Inc. *	106,210	4,249

CTS Corp.	408,471	3,930

Cymer, Inc. *	165,155	6,124

FEI Co. *	184,479	3,610

LaBarge, Inc. *	43,525	544

OSI Systems, Inc. *	69,699	2,532

Park Electrochemical Corp.	58,028	1,528

Plexus Corp. *	73,258	2,150

Rofin-Sinar Technologies, Inc. *	102,585	2,604

Rogers Corp. *	80,382	2,530

Spectrum Control, Inc. *	103,157	1,519

Tech Data Corp. *	64,179	2,586

Watts Water Technologies, Inc., Class A	127,672	4,347
		53,482

Energy–Alternate Sources – 0.1%

REX American Resources Corp. *	95,712	1,387

Engineering & Construction – 0.8%

Dycom Industries, Inc. *	198,942	1,987

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Engineering & Construction – 0.8% – continued

EMCOR Group, Inc. *	197,263	$4,851

Granite Construction, Inc.	75,283	1,712

Layne Christensen Co. *	97,248	2,518
		11,068

Entertainment – 0.7%

Churchill Downs, Inc.	104,780	3,743

Speedway Motorsports, Inc.	332,744	5,217

Vail Resorts, Inc. *	20,574	772
		9,732

Food – 2.4%

Chiquita Brands International, Inc. *	230,400	3,051

Dole Food Co., Inc. *	220,619	2,019

Fresh Del Monte Produce, Inc. *	193,970	4,209

Hain Celestial Group (The), Inc. *	301,578	7,232

Imperial Sugar Co.	161,500	2,112

Nash Finch Co.	61,970	2,636

Pilgrim’s Pride Corp. *	204,330	1,148

Ruddick Corp.	136,045	4,718

Sanderson Farms, Inc.	7,749	335

Seneca Foods Corp., Class A *	37,995	995

TreeHouse Foods, Inc. *	93,200	4,297

Village Super Market, Inc., Class A	11,038	308

Weis Markets, Inc.	35,900	1,405

Winn-Dixie Stores, Inc. *	77,141	550
		35,015

Forest Products & Paper – 0.5%

Domtar Corp.	47,258	3,052

P.H. Glatfelter Co.	285,422	3,470

Potlatch Corp.	19,287	656
		7,178

Gas – 2.2%

Laclede Group (The), Inc.	55,759	1,919

New Jersey Resources Corp.	111,100	4,357

Nicor, Inc.	145,682	6,675

Northwest Natural Gas Co.	50,877	2,414

Piedmont Natural Gas Co., Inc.	88,000	2,552

Southwest Gas Corp.	282,701	9,496

WGL Holdings, Inc.	127,493	4,817
		32,230

Healthcare – Products – 1.3%

Alere, Inc. *	3,150	693

Angiodynamics, Inc. *	129,015	1,966

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Healthcare – Products – 1.3% – continued

Cantel Medical Corp.	85,262	$1,381

CONMED Corp. *	286,886	6,429

Cooper (The) Cos., Inc.	36,525	1,688

CryoLife, Inc. *	181,808	1,104

Greatbatch, Inc. *	121,451	2,817

Invacare Corp.	94,052	2,493
		18,571

Healthcare – Services – 3.1%

American Dental Partners, Inc. *	62,488	754

AMERIGROUP Corp. *	117,700	4,999

Amsurg Corp. *	140,575	2,457

Capital Senior Living Corp. *	56,314	300

Centene Corp. *	113,391	2,675

Continucare Corp. *	368,824	1,549

Gentiva Health Services, Inc. *	94,277	2,060

Healthsouth Corp. *	84,224	1,617

Healthspring, Inc. *	200,097	5,170

Kindred Healthcare, Inc. *	339,866	4,425

LifePoint Hospitals, Inc. *	102,163	3,582

Medcath Corp. *	100,270	1,010

Molina Healthcare, Inc. *	105,292	2,842

Psychiatric Solutions, Inc. *	85,691	2,875

RadNet, Inc. *	229,361	550

RehabCare Group, Inc. *	58,848	1,190

Res-Care, Inc. *	179,914	2,387

Triple-S Management Corp., Class B *	139,461	2,350

WellCare Health Plans, Inc. *	69,915	2,025
		44,817

Holding Companies – Diversified – 0.2%

Compass Diversified Holdings	161,367	2,608

Home Furnishings – 0.1%

Audiovox Corp., Class A *	56,182	384

Ethan Allen Interiors, Inc.	64,955	1,134

Hooker Furniture Corp.	59,731	695
		2,213

Household Products/Wares – 1.2%

American Greetings Corp., Class A	218,972	4,071

Blyth, Inc.	52,118	2,149

CSS Industries, Inc.	51,545	891

Ennis, Inc.	259,099	4,635

Helen of Troy Ltd. *	107,517	2,719

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Household Products/Wares – 1.2% – continued

Prestige Brands Holdings, Inc.*	295,502	$2,923
		17,388

Insurance – 7.1%

Alterra Capital Holdings Ltd.	254,500	5,070

American Equity Investment Life Holding Co.	132,693	1,359

American Physicians Service Group, Inc.	18,537	600

AMERISAFE, Inc. *	120,465	2,262

Amtrust Financial Services, Inc.	50,100	727

Argo Group International Holdings Ltd.	85,841	2,982

Assured Guaranty Ltd.	181,300	3,102

CNA Surety Corp. *	352,565	6,318

CNO Financial Group, Inc. *	454,800	2,520

Delphi Financial Group, Inc., Class A	284,100	7,100

Donegal Group, Inc., Class A	143,730	1,879

EMC Insurance Group, Inc.	55,697	1,187

Employers Holdings, Inc.	106,633	1,682

FBL Financial Group, Inc., Class A	169,951	4,415

First Mercury Financial Corp.	34,513	348

FPIC Insurance Group, Inc. *	96,808	3,397

Hallmark Financial Services, Inc. *	65,007	568

Harleysville Group, Inc.	162,237	5,320

Horace Mann Educators Corp.	426,741	7,587

Meadowbrook Insurance Group, Inc.	318,574	2,858

MGIC Investment Corp. *	172,582	1,593

Montpelier Re Holdings Ltd.	60,264	1,044

Navigators Group (The), Inc. *	114,733	5,121

Phoenix (The) Cos., Inc. *	278,872	586

Platinum Underwriters Holdings Ltd.	94,100	4,095

PMA Capital Corp., Class A *	121,140	913

ProAssurance Corp. *	150,000	8,638

Radian Group, Inc.	63,100	493

RLI Corp.	50,299	2,848

Safety Insurance Group, Inc.	63,045	2,649

SeaBright Holdings, Inc.	169,373	1,365

Selective Insurance Group, Inc.	374,509	6,101

State Auto Financial Corp.	41,386	629

United Fire & Casualty Co.	63,878	1,355

Unitrin, Inc.	39,555	965

Universal American Corp.	137,979	2,035

Validus Holdings Ltd.	53,639	1,414
		103,125

Internet – 0.7%

Digital River, Inc. *	67,408	2,295

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Internet – 0.7% – continued

Earthlink, Inc.	228,200	$2,074

Infospace, Inc. *	191,793	1,661

Internet Brands, Inc., Class A *	150,769	2,002

PC-Tel, Inc. *	98,758	606

United Online, Inc.	216,953	1,241
		9,879

Investment Companies – 0.9%

American Capital Ltd. *	158,900	923

Apollo Investment Corp.	473,746	4,846

Ares Capital Corp.	96,497	1,510

BlackRock Kelso Capital Corp.	160,400	1,845

Gladstone Capital Corp.	33,698	380

Hercules Technology Growth Capital, Inc.	234,558	2,371

MVC Capital, Inc.	151,179	1,961
		13,836

Iron/Steel – 0.2%

Carpenter Technology Corp.	75,520	2,546

China Precision Steel, Inc. *	177,388	289
		2,835

Leisure Time – 0.6%

Callaway Golf Co.	341,583	2,391

Life Time Fitness, Inc. *	151,461	5,978
		8,369

Lodging – 0.4%

Gaylord Entertainment Co. *	109,297	3,333

Marcus Corp.	270,179	3,202
		6,535

Machinery – Diversified – 1.3%

Albany International Corp., Class A	114,454	2,165

Altra Holdings, Inc. *	122,360	1,802

Briggs & Stratton Corp.	248,273	4,720

Cascade Corp.	61,249	1,948

Chart Industries, Inc. *	57,593	1,173

Cognex Corp.	90,819	2,436

Gerber Scientific, Inc. *	261,734	1,615

Intevac, Inc. *	131,910	1,320

NACCO Industries, Inc., Class A	28,773	2,514
		19,693

Media – 0.5%

Crown Media Holdings, Inc., Class A *	59,332	142

Journal Communications, Inc., Class A *	570,747	2,574

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Media – 0.5% continued

Scholastic Corp.	169,081	$4,704
		7,420

Metal Fabrication/Hardware – 1.0%

A.M. Castle & Co. *	87,851	1,164

CIRCOR International, Inc.	95,419	3,015

Haynes International, Inc.	36,015	1,258

Mueller Industries, Inc.	133,207	3,529

Northwest Pipe Co. *	35,266	617

Olympic Steel, Inc.	46,698	1,073

Worthington Industries, Inc.	245,830	3,695
		14,351

Mining – 0.8%

Brush Engineered Materials, Inc. *	144,648	4,114

Coeur d’Alene Mines Corp. *	196,144	3,907

Hecla Mining Co. *	587,529	3,713
		11,734

Miscellaneous Manufacturing – 1.9%

American Railcar Industries, Inc. *	165,150	2,590

Ameron International Corp.	77,384	5,259

Barnes Group, Inc.	177,501	3,122

Ceradyne, Inc. *	219,634	5,128

EnPro Industries, Inc. *	97,263	3,042

Federal Signal Corp.	232,696	1,254

Griffon Corp. *	182,441	2,224

Myers Industries, Inc.	252,509	2,169

Reddy Ice Holdings, Inc. *	41,900	96

Standex International Corp.	77,887	1,884

Tredegar Corp.	77,552	1,472
		28,240

Oil & Gas – 2.9%

Alon USA Energy, Inc.	26,307	142

Approach Resources, Inc. *	63,923	715

Berry Petroleum Co., Class A	138,952	4,409

Bill Barrett Corp. *	138,140	4,973

Clayton Williams Energy, Inc. *	57,662	2,917

Delek US Holdings, Inc.	282,156	2,020

Georesources, Inc. *	108,121	1,719

GMX Resources, Inc. *	69,475	338

Gran Tierra Energy, Inc. *	503,586	3,888

Parker Drilling Co. *	560,500	2,438

Penn Virginia Corp.	135,502	2,173

Petroleum Development Corp. *	113,879	3,143

Rosetta Resources, Inc.*	200,119	4,701

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Oil & Gas – 2.9% – continued

Stone Energy Corp. *	205,900	$3,033

Swift Energy Co. *	145,638	4,089

Vaalco Energy, Inc. *	206,089	1,183
		41,881

Oil & Gas Services – 1.5%

Cal Dive International, Inc. *	227,702	1,245

Complete Production Services, Inc. *	77,000	1,575

Hornbeck Offshore Services, Inc. *	166,962	3,254

Key Energy Services, Inc. *	171,448	1,630

Natural Gas Services Group, Inc. *	104,575	1,545

Newpark Resources, Inc. *	442,457	3,717

Oil States International, Inc. *	88,503	4,120

T.G.C. Industries, Inc. *	87,068	334

T-3 Energy Services, Inc. *	170,204	4,451

Union Drilling, Inc. *	36,863	165
		22,036

Packaging & Containers – 0.2%

Graphic Packaging Holding Co. *	284,628	951

Rock-Tenn Co., Class A	51,781	2,579
		3,530

Pharmaceuticals – 0.6%

Adolor Corp. *	41,217	45

Caraco Pharmaceutical Laboratories Ltd. *	235,775	1,269

Nutraceutical International Corp. *	70,829	1,111

Viropharma, Inc. *	406,801	6,065
		8,490

Pipelines – 0.3%

Crosstex Energy, Inc. *	194,779	1,539

Enbridge Energy Management LLC *	44,627	2,462

Enbridge Energy Management LLC – Fractional Shares (1) *	768,810	–

Kinder Morgan Management LLC – Fractional Shares (1) *	19,523	–
		4,001

Real Estate – 0.2%

Avatar Holdings, Inc. *	56,234	1,073

W.P. Carey & Co. LLC	45,533	1,318
		2,391

Real Estate Investment Trusts – 10.9%

Acadia Realty Trust	58,885	1,119

Agree Realty Corp.	79,544	2,008

Alexander’s, Inc.	2,100	663

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Real Estate Investment Trusts – 10.9% continued

Alexandria Real Estate Equities, Inc.	44,368	$3,106

American Campus Communities, Inc.	137,500	4,185

Anworth Mortgage Asset Corp.	291,200	2,076

BioMed Realty Trust, Inc.	567,876	10,176

Capstead Mortgage Corp.	284,163	3,089

CBL & Associates Properties, Inc.	231,150	3,019

Cedar Shopping Centers, Inc.	317,964	1,933

Colonial Properties Trust	74,593	1,208

Corporate Office Properties Trust	35,703	1,332

DiamondRock Hospitality Co. *	209,769	1,991

Duke Realty Corp.	190,712	2,210

Entertainment Properties Trust	103,424	4,466

Equity One, Inc.	258,783	4,368

Extra Space Storage, Inc.	608,182	9,755

First Industrial Realty Trust, Inc. *	153,900	780

First Potomac Realty Trust	229,845	3,448

Franklin Street Properties Corp.	190,244	2,363

Gladstone Commercial Corp.	10,531	181

Hatteras Financial Corp.	89,589	2,551

Healthcare Realty Trust, Inc.	148,510	3,474

Highwoods Properties, Inc.	203,142	6,596

Home Properties, Inc.	56,910	3,011

Investors Real Estate Trust	171,595	1,438

Kilroy Realty Corp.	145,400	4,819

Kite Realty Group Trust	288,879	1,283

LaSalle Hotel Properties	184,659	4,319

LTC Properties, Inc.	165,814	4,232

Medical Properties Trust, Inc.	654,549	6,637

MFA Financial, Inc.	546,536	4,170

National Health Investors, Inc.	124,132	5,469

National Retail Properties, Inc.	442,283	11,106

NorthStar Realty Finance Corp.	597,901	2,236

One Liberty Properties, Inc.	18,940	301

Parkway Properties, Inc.	106,622	1,578

Pennsylvania Real Estate Investment Trust	102,053	1,210

Post Properties, Inc.	78,680	2,197

PS Business Parks, Inc.	41,600	2,353

Ramco-Gershenson Properties Trust	178,921	1,916

Redwood Trust, Inc.	385,500	5,574

Resource Capital Corp.	118,700	754

SL Green Realty Corp.	65,010	4,117

Sovran Self Storage, Inc.	161,891	6,136

Strategic Hotels & Resorts, Inc. *	342,942	1,454

UMH Properties, Inc.	13,792	148

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Real Estate Investment Trusts – 10.9% – continued

Washington Real Estate Investment Trust	139,306	$4,420

Weingarten Realty Investors	111,997	2,444
		159,419

Retail – 5.5%

Asbury Automotive Group, Inc. *	114,851	1,616

Bob Evans Farms, Inc.	116,990	3,284

Brown Shoe Co., Inc.	69,050	792

Cabela’s, Inc. *	167,387	3,177

Casey’s General Stores, Inc.	85,324	3,562

Cash America International, Inc.	186,894	6,541

Charming Shoppes, Inc. *	247,710	872

Collective Brands, Inc. *	233,808	3,774

Cracker Barrel Old Country Store, Inc.	70,985	3,603

Dillard’s, Inc., Class A	294,029	6,951

DSW, Inc., Class A *	47,804	1,372

Einstein Noah Restaurant Group, Inc. *	102,852	1,090

Fred’s, Inc., Class A	233,455	2,755

Genesco, Inc. *	101,082	3,020

Group 1 Automotive, Inc. *	47,534	1,420

Haverty Furniture Cos., Inc.	73,363	800

Jo-Ann Stores, Inc. *	12,827	572

Kenneth Cole Productions, Inc., Class A *	60,454	1,008

Landry’s Restaurants, Inc. *	87,310	2,138

Men’s Wearhouse (The), Inc.	284,729	6,774

Pantry (The), Inc. *	120,323	2,901

PC Connection, Inc. *	153,769	1,050

Regis Corp.	399,083	7,635

Retail Ventures, Inc. *	200,914	2,162

Rush Enterprises, Inc., Class A *	213,384	3,273

Shoe Carnival, Inc. *	36,909	746

Sonic Automotive, Inc., Class A *	416,724	4,097

Stage Stores, Inc.	151,145	1,965

Systemax, Inc.	86,431	1,061
		80,011

Savings & Loans – 2.2%

Abington Bancorp, Inc.	126,048	1,328

BankFinancial Corp.	59,331	544

Berkshire Hills Bancorp, Inc.	33,997	645

Danvers Bancorp, Inc.	52,400	803

Dime Community Bancshares	225,757	3,127

First Financial Holdings, Inc.	39,514	440

First Niagara Financial Group, Inc.	59,425	692

Flushing Financial Corp.	280,130	3,238

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Savings & Loans – 2.2% – continued

NewAlliance Bancshares, Inc.	376,664	$4,753

Northwest Bancshares, Inc.	96,216	1,077

OceanFirst Financial Corp.	52,951	650

People’s United Financial, Inc.	154,190	2,018

Provident Financial Services, Inc.	306,140	3,784

Provident New York Bancorp	231,221	1,940

United Financial Bancorp, Inc.	132,018	1,784

Washington Federal, Inc.	257,310	3,927

WSFS Financial Corp.	49,080	1,841
		32,591

Semiconductors – 1.6%

Actel Corp. *	57,700	920

ATMI, Inc. *	63,582	945

Brooks Automation, Inc. *	331,406	2,224

Cabot Microelectronics Corp. *	51,440	1,655

Cohu, Inc.	87,149	1,097

Emulex Corp. *	186,376	1,946

GSI Technology, Inc. *	101,830	584

Lattice Semiconductor Corp. *	612,261	2,908

MKS Instruments, Inc. *	181,672	3,266

Omnivision Technologies, Inc. *	197,168	4,543

Pericom Semiconductor Corp. *	180,734	1,571

Sigma Designs, Inc. *	111,661	1,283

Silicon Image, Inc. *	209,652	1,002
		23,944

Software – 1.6%

Accelrys, Inc. *	99,327	691

Digi International, Inc. *	213,603	2,027

JDA Software Group, Inc. *	108,387	2,749

Lawson Software, Inc. *	633,942	5,369

Quest Software, Inc. *	198,499	4,881

Schawk, Inc.	141,692	2,616

SYNNEX Corp. *	120,920	3,403

Take-Two Interactive Software, Inc. *	95,500	968
		22,704

Storage/Warehousing – 0.2%

Mobile Mini, Inc. *	189,996	2,915

Telecommunications – 1.8%

ADPT Corp. *	228,331	674

Aviat Networks, Inc. *	118,060	483

Black Box Corp.	81,227	2,604

CPI International, Inc. *	34,210	479

EMS Technologies, Inc.*	85,089	1,585

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Telecommunications – 1.8% – continued

Extreme Networks, Inc. *	254,044	$790

General Communication, Inc., Class A *	180,393	1,799

Netgear, Inc. *	65,135	1,759

Oplink Communications, Inc. *	110,189	2,186

Plantronics, Inc.	79,538	2,687

Premiere Global Services, Inc. *	266,562	1,887

Sycamore Networks, Inc.	54,407	1,763

Syniverse Holdings, Inc. *	204,140	4,628

Tekelec *	197,398	2,558

Windstream Corp.	49,891	613
		26,495

Textiles – 0.8%

G&K Services, Inc., Class A	220,725	5,046

Unifirst Corp.	155,292	6,856
		11,902

Toys, Games & Hobbies – 0.3%

Jakks Pacific, Inc. *	171,336	3,022

RC2 Corp. *	93,869	1,967
		4,989

Transportation – 1.7%

Bristow Group, Inc. *	139,121	5,020

Eagle Bulk Shipping, Inc. *	361,012	1,885

Genco Shipping & Trading Ltd. *	136,760	2,180

General Maritime Corp.	136,930	672

Gulfmark Offshore, Inc., Class A *	163,801	5,032

Nordic American Tanker Shipping	71,198	1,905

Overseas Shipholding Group, Inc.	68,625	2,355

PHI, Inc. (Non Voting) *	71,687	1,160

Saia, Inc. *	70,490	1,052

Ship Finance International Ltd.	163,919	3,185

Universal Truckload Services, Inc. *	6,825	107
		24,553

Trucking & Leasing – 0.5%

AMERCO, Inc. *	59,532	4,732

TAL International Group, Inc.	92,297	2,235

Willis Lease Finance Corp. *	29,439	298
		7,265
Total Common Stocks
(Cost $1,322,013)		1,409,736

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow DLB Oil & Gas (1) *	2,100	$–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

American Satellite Network (1) *	255	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	42,913,482	$42,913
Total Investment Companies
(Cost $42,913)		42,913

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.19%, 11/18/10 (4)	$5,155	$5,154
Total Short-Term Investments
(Cost $5,154)		5,154

Total Investments – 100.0%
(Cost $1,370,080)		1,457,803
Other Assets less Liabilities – 0.0%		581
NET ASSETS – 100.0%		$1,458,384

(1)	Security has been deemed worthless by the Northern Trust Global Invest- ments Valuation Committee.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $28,741,000 with net purchases of approximately $14,172,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500 E-Mini	365	$20,745	Long	12/10	$774
Russell 2000 Mini	393	26,508	Long	12/10	1,689
Total					$2,463

At September 30, 2010, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	3.8
Energy	6.4
Financials	34.4
Health Care	6.3
Industrials	14.8
Information Technology	10.1
Materials	6.5
Telecommunication Services	0.6
Utilities	6.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$1,409,736(1)	$–	$–	$1,409,736
Investment Companies	42,913	–	–	42,913
Warrants	–	–	–	–
Short-Term Investments	–	5,154	–	5,154

Total Investments	$1,452,649	$5,154	$–	$1,457,803

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,463	$–	$–	$2,463

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%

Biotechnology – 5.2%

Alexion Pharmaceuticals, Inc. *	15,061	$969

Celgene Corp. *	14,272	822

Gilead Sciences, Inc. *	25,858	921

Life Technologies Corp. *	16,285	760

Vertex Pharmaceuticals, Inc. *	22,487	778
		4,250

Commercial Services – 2.5%

Mastercard, Inc., Class A	5,053	1,132

SuccessFactors, Inc. *	35,724	897
		2,029

Computers – 25.7%

Accenture PLC, Class A	19,545	830

Apple, Inc. *	14,174	4,022

Brocade Communications Systems, Inc. *	144,239	842

Cognizant Technology Solutions Corp., Class A *	20,722	1,336

Compellent Technologies, Inc. *	33,719	613

EMC Corp. *	89,249	1,813

Hewlett-Packard Co.	44,748	1,883

International Business Machines Corp.	7,876	1,057

Isilon Systems, Inc. *	48,447	1,079

MICROS Systems, Inc. *	55,632	2,355

NetApp, Inc. *	37,114	1,848

Riverbed Technology, Inc. *	29,163	1,329

Seagate Technology PLC *	62,480	736

Teradata Corp. *	30,245	1,166
		20,909

Electronics – 2.6%

Dolby Laboratories, Inc., Class A *	13,113	745

Thermo Fisher Scientific, Inc. *	16,702	800

Waters Corp. *	8,296	587
		2,132

Healthcare – Products – 1.7%

Intuitive Surgical, Inc. *	2,296	652

Thoratec Corp. *	18,854	697
		1,349

Internet – 13.5%

Amazon.com, Inc. *	9,471	1,487

Blue Coat Systems, Inc. *	27,333	658

F5 Networks, Inc. *	17,498	1,816

Google, Inc., Class A *	6,108	3,212

GSI Commerce, Inc. *	41,528	1,026

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Internet – 13.5% – continued

j2 Global Communications, Inc. *	34,016	$809

TIBCO Software, Inc. *	50,399	894

VeriSign, Inc. *	33,077	1,050
		10,952

Pharmaceuticals – 2.0%

Cephalon, Inc. *	12,656	790

Novartis A.G. ADR	14,307	825
		1,615

Semiconductors – 12.6%

Analog Devices, Inc.	26,857	843

Applied Materials, Inc.	66,616	778

Broadcom Corp., Class A	24,552	869

Intel Corp.	79,398	1,527

KLA-Tencor Corp.	20,667	728

Microchip Technology, Inc.	22,989	723

National Semiconductor Corp.	64,006	817

Netlogic Microsystems, Inc. *	23,977	661

NXP Semiconductor N.V. *	46,642	578

ON Semiconductor Corp. *	87,102	628

Texas Instruments, Inc.	43,849	1,190

Xilinx, Inc.	32,314	860
		10,202

Software – 20.1%

Activision Blizzard, Inc.	139,938	1,514

Adobe Systems, Inc. *	58,058	1,518

Blackboard, Inc. *	22,036	794

BMC Software, Inc. *	33,355	1,350

Cerner Corp. *	9,376	788

Check Point Software Technologies Ltd. *	43,804	1,618

Citrix Systems, Inc. *	28,033	1,913

CommVault Systems, Inc. *	29,387	765

Microsoft Corp.	21,047	515

Open Text Corp. *	18,152	854

Oracle Corp.	87,042	2,337

Red Hat, Inc. *	43,685	1,791

SolarWinds, Inc. *	34,064	588
		16,345

Telecommunications – 11.4%

Amdocs Ltd. *	48,152	1,380

Cisco Systems, Inc. *	93,724	2,053

Finisar Corp. *	27,754	522

Juniper Networks, Inc. *	45,518	1,381

Oclaro, Inc. *	33,666	539

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Telecommunications – 11.4% – continued

Polycom, Inc. *	36,330	$991

QUALCOMM, Inc.	35,558	1,604
Syniverse Holdings, Inc. *	33,267	754
		9,224
Total Common Stocks
(Cost $61,563)		79,007

INVESTMENT COMPANIES – 2.3%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	1,861,790	$1,862
Total Investment Companies
(Cost $1,862)		1,862

Total Investments – 99.6%
(Cost $63,425)		80,869
Other Assets less Liabilities – 0.4%		307
NET ASSETS – 100.0%		$81,176

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $703,000 with net purchases of approximately $1,159,000 during the six months ended September 30, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Biotechnology	5.4%
Communciation Equipment	14.9
Computers & Peripherals	16.5
Electronic Equipment Instruments & Components	0.9
Health Care Equipment & Supplies	1.7
Health Care Technology	1.0
Internet & Catalog Retail	1.9
Internet Software & Services	8.8
IT Services	7.4
Life Science Tools & Services	2.7
Pharmaceuticals	1.0
Semiconductors & Semiconductor Equipment	12.9
Software	23.9
Wireless Telecommunication Services	1.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$79,007(1)	$–	$–	$79,007
Investment Companies	1,862	–	–	1,862

Total Investments	$80,869	$–	$–	$80,869

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Enhanced Large Cap, Income Equity, International Equity (formerly known as International Growth Equity), Large Cap Equity (formerly known as Growth Equity), Large Cap Growth (formerly known as Select Equity), Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein. Effective July 31, 2010, the Growth Equity Fund was renamed the Large Cap Equity Fund and the Select Equity Fund was renamed the Large Cap Growth Fund in order to reflect changes in each Fund’s respective investment strategies. Effective July 31, 2010, the International Growth Equity Fund was renamed the International Equity Fund to more accurately reflect the Fund’s investment style.

Effective July 31, 2010, Northern Trust Investments, N.A. (“NTI”) assumed the responsibilities of Northern Trust Global Investments Limited (“NTGIL”) under their advisory agreement with Northern Funds, with respect to the International Equity Fund. Therefore, effective July 31, 2010, NTGIL no longer serves as an investment adviser to the International Equity Fund. The fees payable by the Fund under the agreement, the personnel who manage the Fund and the services provided to the Fund remain unchanged as a result of the assumption of these responsibilities. NTI serves as the investment adviser for each of the other Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost,

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2010, the Enhanced Large Cap, Small Cap Core and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $145,000, $110,000 and $5,154,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) OPTIONS CONTRACTS Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with net realized and unrealized gains (losses) on investments. The gains or losses on written options contracts are included with net realized and unrealized gains (losses) on written options.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current market value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

Transactions in options written by the Large Cap Equity Fund during the six months ended September 30, 2010, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000s)
Options outstanding at March 31, 2010	214	$ 8
Options written	162	11
Options expired or closed	(187)	(11)
Options exercised	(148)	(5)
Options outstanding at September 30, 2010	41	$ 3

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York stock exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and change in unrealized gains or losses in forward foreign currency exchange contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2010 and for the fiscal year ended March 31, 2010 were less than $1,000 for the International Equity Fund. These amounts are included in “Proceeds from Shares Sold” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Enhanced Large Cap	Quarterly
Income Equity	Monthly
International Equity (1)	Annually
Large Cap Equity (2)	Quarterly
Large Cap Growth (3)	Annually
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains, PFICs gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Enhanced Large Cap	$(1)	$1	$ —
International Equity (1)	1,024	(2,852)	1,828
Large Cap Growth (2)	12	—	(12)
Small Cap Core	256	129,321	(129,577)
Small Cap Value	(313)	313	—
Technology	422	606,693	(607,115)

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Select Equity Fund

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009, through the fiscal year ended March 31, 2010, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Enhanced Large Cap	$156
International Equity (1)	3,453
Large Cap Value	355
Small Cap Value	853
Technology	528

(1)	Formerly known as the International Growth Equity Fund

At March 31, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2011		MARCH 31, 2012	MARCH 31, 2017	MARCH 31, 2018
Enhanced Large Cap	$ —		$ —	$13,785	$9,392
Income Equity	—		—	362	31,847
International Equity (1)	5,386	*	—	13,514	154,278
Large Cap Equity (2)	—		—	18,316	40,723
Large Cap Growth (3)	65,252		—	12,709	20,105
Large Cap Value	—		—	67,102	61,413
Small Cap Core	28,257		—	6,219	1,353
Small Cap Value	—		—	26,641	94,005
Technology	219,021	*	21,097	6,315	10,853

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

*	Amounts include acquired capital loss carryforwards, which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2010, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Enhanced Large Cap	$10	$ —	$2,130
Income Equity	513	—	12,418
International Equity (1)	2,281	—	28,550
Large Cap Equity (2)	25	—	20,175
Large Cap Growth (3)	—	—	13,613
Large Cap Value	1,276	—	26,271
Small Cap Core	—	—	3,163
Small Cap Value	1,839	—	100,423
Technology	—	—	15,674

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$396	$ —
Income Equity	5,970	—
International Equity (1)	7,000	—
Large Cap Equity (2)	1,404	—
Large Cap Growth (3)	300	—
Large Cap Value	4,600	—
Small Cap Value	10,900	—

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$851	$ —
Income Equity	11,918	—
International Equity (1)	14,000	24,376
Large Cap Equity (2)	2,926	—
Large Cap Growth (3)	510	—
Large Cap Value	9,400	—
Small Cap Value	11,559	—

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6, Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

These are included in the Statements of Operations under shareholder servicing fees for the six months ended September 30, 2010.

4. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2010 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Enhanced Large Cap	$213	1.14%
International Equity (1)	671	1.12%
Large Cap Equity (2)	170	1.14%
Large Cap Value	3,167	1.19%

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2010, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2010, were as follows:

	CONTRACTUAL
Fund	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Enhanced Large Cap	0.30%	0.60%
Small Cap Core	0.85%	1.00%
Small Cap Value	0.85%	1.00%

	CONTRACTUAL
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Income Equity	0.85%	0.80%	0.77%	1.00%
International Equity (1)	1.00%	0.94%	0.90%	1.25%
Large Cap Equity (2)	0.85%	0.80%	0.77%	1.00%
Large Cap Growth (3)	0.85%	0.80%	0.77%	1.00%
Large Cap Value	0.85%	0.80%	0.77%	1.10%
Technology	1.00%	0.94%	0.90%	1.25%

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment adviser has contractually agreed to reimburse certain expenses of the Funds. The contractual reimbursement arrangement is expected to continue until at least July 31, 2011. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustees fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Other income on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Enhanced Large Cap	$ —	$12,791	$ —	$14,280
Income Equity	—	21,681	—	32,479
International Equity (1)	—	49,708	—	67,025
Large Cap Equity (2)	—	35,920	—	50,728
Large Cap Growth (3)	—	27,575	—	33,412
Large Cap Value	—	36,254	—	57,211
Small Cap Core	—	2,599	—	5,435
Small Cap Value	—	167,877	—	178,860
Technology	—	16,118	—	23,404

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Enhanced Large Cap	$1,788	$(735)	$1,053	$22,313
Income Equity	34,688	(13,845)	20,843	279,775
International Equity (1)	47,708	(26,906)	20,802	273,515
Large Cap Equity (2)	18,746	(6,283)	12,463	129,476
Large Cap Growth (3)	12,836	(443)	12,393	65,937
Large Cap Value	22,891	(5,625)	17,266	174,249
Small Cap Core	4,606	(1,798)	2,808	33,329
Small Cap Value	202,491	(117,456)	85,035	1,372,768
Technology	19,192	(3,025)	16,167	64,702

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap Fund	209	$1,668	11	$90	(396)	$(3,152)	(176)	$(1,394)
Income Equity	3,754	40,733	183	1,964	(4,471)	(48,629)	(534)	(5,932)
International Equity (1)	3,924	29,386	—	—	(6,753)	(49,930)	(2,829)	(20,544)
Large Cap Equity (2)	825	9,869	26	304	(2,141)	(25,713)	(1,290)	(15,540)
Large Cap Growth (3)	186	3,425	—	—	(449)	(8,114)	(263)	(4,689)
Large Cap Value	1,580	13,900	—	—	(4,752)	(42,463)	(3,172)	(28,563)
Small Cap Core	343	4,170	—	—	(502)	(6,028)	(160)	(1,858)
Small Cap Value	15,550	203,992	—	—	(15,735)	(203,954)	(185)	38
Technology	169	2,071	—	—	(652)	(7,919)	(483)	(5,848)

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

Transactions in capital shares for the fiscal year ended March 31, 2010 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	259	$1,950	27	$200	(2,081)	$(14,370)	(1,795)	$(12,220)
Income Equity	8,807	87,656	333	3,304	(9,581)	(94,230)	(441)	(3,270)
International Equity (1)	12,867	94,675	173	1,325	(17,778)	(124,082)	(4,738)	(28,082)
Large Cap Equity (2)	1,762	19,806	69	772	(5,668)	(61,936)	(3,837)	(41,358)
Large Cap Growth (3)	394	6,753	13	244	(1,347)	(22,676)	(940)	(15,679)
Large Cap Value	3,395	27,586	266	2,330	(14,808)	(120,665)	(11,147)	(90,749)
Small Cap Core	525	5,146	—	—	(1,114)	(11,422)	(589)	(6,276)
Small Cap Value	40,843	453,513	804	9,812	(38,494)	(434,049)	3,153	29,276
Technology	811	8,429	—	—	(1,530)	(16,292)	(719)	(7,863)

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

(3)	Formerly known as the Select Equity Fund

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2010:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net Assets — Unrealized appreciation	$40	*	Net Assets — Unrealized depreciation	$—	*
International Equity (1)	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	28
Large Cap Equity (2)	Equity contracts	Unrealized gain on options written	—		Unrealized loss on options written	(12)
Small Cap Core	Equity contracts	Net Assets — Unrealized appreciation	93	*	Net Assets — Unrealized depreciation	—	*
Small Cap Value	Equity contracts	Net Assets — Unrealized appreciation	2,463	*	Net Assets — Unrealized depreciation	—	*

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended September 30, 2010:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	$17
International Equity (1)	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(113)
Large Cap Equity (2)	Written options	Net realized gains (losses) on written options	10
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(48)
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(4,770)

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$20
International Equity (1)	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(28)
Large Cap Equity (2)	Written options	Net change in unrealized appreciation (depreciation) on written options	(6)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	71
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	2,059

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2010*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		PURCHASED OPTIONS CONTRACTS		WRITTEN OPTIONS EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE COST OF PROCEEDS**
Enhanced Large Cap	—	$ —	12	$354	—	$ —	—	$ —
International Equity (1)	29	438	—	—	—	—	—	—
Large Cap Equity (2)	—	—	—	—	—	—	27	2
Small Cap Core	—	—	18	337	—	—	—	—
Small Cap Value	—	—	59	3,095	—	—	—	—

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund

*	Activity during the period is measured by number of trades during the year and average notional amount for foreign exchange and futures equity contracts, and number of trades and average cost of proceeds of sale for written option contracts.

**	Amounts in thousands.

10. NEW ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measure ments. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in these financial statements.

11. SUBSEQUENT EVENTS

At a meeting held on November 5, 2010, the Board of Trustees of Northern Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of the borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the item noted above there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.60%	$1,000.00	$972.90	$2.97
Hypothetical	0.60%	$1,000.00	$1,022.06	$3.04	**

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.00%	$1,000.00	$1,025.70	$5.08
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

INTERNATIONAL EQUITY(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.25%	$1,000.00	$1,001.30	$6.27
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33	**

LARGE CAP EQUITY(2)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.00%	$1,000.00	$973.60	$4.95
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

LARGE CAP GROWTH(3)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.00%	$1,000.00	$996.90	$5.01
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.10%	$1,000.00	$955.20	$5.39
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57	**

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.00%	$1,000.00	$1,017.00	$5.06
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.00%	$1,000.00	$997.00	$5.01
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.25%	$1,000.00	$1,079.10	$6.51
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33	**

(1)	Formerly known as the International Growth Equity Fund

(2)	Formerly known as the Growth Equity Fund
(3)	Formerly known as the Select Equity Fund

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”).

At a meeting of the Board of Trustees held on May 6-7, 2010 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year and in past years. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ diligent and expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as their commitment of resources to support the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Funds; Northern’s contractual commitment to continue such expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund, and in some cases was reimbursing more expenses. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and their affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structures and cost allocation methodologies.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. This information showed that the Funds’ expense ratios were all below the objective median, although the advisory fees for the Funds ranged between the first and fourth quartiles versus their peers. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by them with similar strategies. With regard to these clients, the Trustees noted the differences in services provided by Northern, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by the sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may underperform during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three- and five-year performance. For Funds subject to in-depth performance reviews, the Trustees placed more emphasis on recent (one-year) performance. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Lipper information showed that for the three-year period, five of ten of the Funds were in the first or second quartile for performance versus their respective peers, with the remaining Funds primarily in the third quartile. For the five-year period, five of nine of the Funds were in the first or second quartile and the remainder in the third quartile. With respect to performance versus benchmarks, the Trustees noted that six of ten Funds were even with or outperforming their benchmarks for the three-year period; and four of nine Funds were outperforming their benchmarks for the five-year period. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds and had resulted in improved performance for certain of the Funds subject to more intensive review.

Based on the information received, the Trustees believed that the majority of the Funds were performing well under current market circumstances and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees believed that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency, and administration, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits

The Trustees reviewed other benefits accruing to Northern and their affiliates as a result of their relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company.

The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its clients, as well as the Funds, benefited from receipt of these research products and services.

*    *    *    *    *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, their actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

EQUITY FUNDS

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EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND (formerly known as Emerging Markets Equity Fund)

29	GLOBAL REAL ESTATE INDEX FUND

36	GLOBAL SUSTAINABILITY INDEX FUND

48	INTERNATIONAL EQUITY INDEX FUND

63	MID CAP INDEX FUND

71	SMALL CAP INDEX FUND

97	STOCK INDEX FUND

106	NOTES TO THE FINANCIAL STATEMENTS

118	FUND EXPENSES

120	APPROVAL OF ADVISORY AGREEMENT

124	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND(1)		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at cost	$1,192,327	(2)	$501,872	(2)
Investments, at value	$1,475,511	(4)	$543,641	(4)
Cash held at broker (restricted $117, $486, $108, respectively)	510		1,077
Foreign currencies held at broker, at value (restricted $631, $371, $88, $1,340, respectively)	1,442	(6)	1,540	(6)
Foreign currencies, at value (cost $18,599, $2,607, $1,252, $13,062, respectively)	18,817		2,683
Dividend income receivable	2,654		1,374
Interest income receivable	5		21
Receivable for foreign tax reclaimable	49		343
Receivable for securities sold	26,980		3,444
Receivable for variation margin on futures contracts	34		2
Receivable for fund shares sold	701		565
Receivable from investment adviser	202		8
Unrealized gain on forward foreign currency exchange contracts	1		14
Prepaid and other assets	17		18
Total Assets	1,526,923		554,730
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–		208
Payable for securities purchased	40,703		515
Payable for when-issued securities	51		–
Payable for variation margin on futures contracts	34		55
Payable for fund shares redeemed	987		400
Payable to affiliates:
Investment advisory fees	284		32
Administration fees	36		14
Custody and accounting fees	25		10
Shareholder servicing fees	3		22
Transfer agent fees	24		9
Trustee fees	5		4
Accrued other liabilities	89		25
Total Liabilities	42,241		1,294
Net Assets	$1,484,682		$553,436
ANALYSIS OF NET ASSETS:
Capital stock	$1,326,071		$1,186,825
Accumulated undistributed net investment income (loss)	13,429		(296)
Accumulated undistributed net realized loss	(138,306)		(675,230)
Net unrealized appreciation	283,488		42,137
Net Assets	$1,484,682		$553,436
Shares Outstanding ($.0001 par value, unlimited authorization)	121,991		69,761
Net Asset Value, Redemption and Offering Price Per Share	$12.17		$7.93

(1)	Formerly known as Emerging Markets Equity Fund.
(2)	Amounts include cost from Diversified Assets Portfolio of the Northern Institutional Funds of $4,944, $2,938, $787, $13,812, $5,677, $8,549, and $25,517, respectively.
(3)	Amounts include cost from the Northern Trust Corp. of $94 and $2,134, respectively.
(4)	Amounts include value from Diversified Assets Portfolio of the Northern Institutional Funds of $4,944, $2,938, $787, $13,812, $5,677, $8,549, and $25,517, respectively.
(5)	Amounts include value from the Northern Trust Corp. of $84 and $1,659, respectively.
(6)	Costs associated with foreign currencies held at broker are $1,393, $1,469, $300, and $8,396, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND

$71,456	(2)(3)	$1,371,515	(2)	$342,791	(2)	$297,216	(2)	$1,465,391	(2)(3)
$79,196	(4)(5)	$1,458,097	(4)	$380,066	(4)	$311,338	(4)	$1,519,316	(4)(5)
228		20		–		–		–
312	(6)	8,749	(6)	–		–		–
1,294		13,750		–		–		–
177		4,337		320		344		1,876
16		13		–		–		–
45		2,248		–		–		–
–		–		–		664		–
–		8		3		1		–
1		782		1,647		213		919
4		44		14		12		41
12		731		–		–		–
4		13		9		42		18
81,289		1,488,792		382,059		312,614		1,522,170

14		127		–		–		–
–		244		1,023		1,451		71
–		–		–		–		–
19		358		–		18		121
–		1,022		135		49		1,008
5		61		13		10		25
2		37		9		8		38
2		26		1		1		10
3		–		–		–		3
1		25		6		5		25
2		10		3		4		7
29		71		26		26		71
77		1,981		1,216		1,572		1,379
$81,212		$1,486,811		$380,843		$311,042		$1,520,791

$78,012		$1,676,630		$383,979		$327,817		$1,522,585
1,071		24,251		2,663		1,770		583
(5,709)		(302,373)		(43,394)		(33,239)		(57,421)
7,838		88,303		37,595		14,694		55,044
$81,212		$1,486,811		$380,843		$311,042		$1,520,791
9,593		147,196		35,805		41,675		107,636
$8.47		$10.10		$10.64		$7.46		$14.13

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND(1)	GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$20,412 (2)	$9,418 (3)
Interest income	6	9
Other income	3	4
Total Investment Income	20,421	9,431
EXPENSES:
Investment advisory fees	2,280	881
Administration fees	992	378
Custody fees	613	244
Accounting fees	76	35
Transfer agent fees	661	252
Registration fees	19	15
Printing fees	40	9
Professional fees	32	11
Shareholder servicing fees	17	39
Trustee fees	12	4
Other	16	5
Total Expenses	4,758	1,873
Less expenses reimbursed by investment adviser	–	(236)
Net Expenses	4,758	1,637
Net Investment Income	15,663	7,794
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(7,288)	(4,266)
Futures contracts	381	(769)
Foreign currency transactions	(530)	30
Net change in unrealized appreciation (depreciation) on:
Investments	90,136	43,905
Futures contracts	(20)	123
Forward foreign currency exchange contracts	1	(201)
Translation of other assets and liabilities denominated in foreign currencies	29	190
Net Gains (Losses)	82,709	39,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$98,372	$46,806

(1)	Formerly known as Emerging Markets Equity Fund.
(2)	Net of $2,511 in non-reclaimable foreign withholding taxes.
(3)	Net of $457 in non-reclaimable foreign withholding taxes.
(4)	Net of $73 in non-reclaimable foreign withholding taxes.
(5)	Net of $3,144 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30,  2010 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,035 (4)	$24,722 (5)	$2,367	$1,859	$14,563
8	7	1	1	5
2	17	9	8	42
1,045	24,746	2,377	1,868	14,610

130	1,762	338	287	738
56	1,057	254	215	1,107
51	652	36	59	94
14	81	27	24	84
37	705	169	143	738
16	17	11	10	21
9	28	9	9	28
11	32	11	10	32
15	–	–	–	4
4	12	4	4	12
5	14	5	5	13
348	4,360	864	766	2,871
(106)	(1,187)	(356)	(266)	(1,024)
242	3,173	508	500	1,847
803	21,573	1,869	1,368	12,763

(2,699)	(13,948)	4,680	1,825	3,953
(121)	(3,323)	(590)	(331)	270
11	(1,045)	–	–	–

1,908	(12,130)	2,088	(2,904)	(39,968)
(1)	(845)	210	498	293
3	1,075	–	–	–
60	1,590	–	–	–
(839)	(28,626)	6,388	(912)	(35,452)
$(36)	$(7,053)	$8,257	$456	$(22,689)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND(1)		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income	$15,663	$8,852	$7,794	$10,770
Net realized gains (losses)	(7,437)	(2,943)	(5,005)	(50,888)
Net change in unrealized appreciation (depreciation)	90,146	337,108	44,017	251,501
Net Increase (Decrease) in Net Assets Resulting from Operations	98,372	343,017	46,806	211,383
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	17,733	729,728	17,430	61,114
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,733	729,728	17,430	61,114
DISTRIBUTIONS PAID:
From net investment income	–	(12,000)	(7,524)	(10,840)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(12,000)	(7,524)	(10,840)
Total Increase (Decrease) in Net Assets	116,105	1,060,745	56,712	261,657
NET ASSETS:
Beginning of period	1,368,577	307,832	496,724	235,067
End of period	$1,484,682	$1,368,577	$553,436	$496,724
Accumulated Undistributed Net Investment Income (Loss)	$13,429	$(2,234)	$(296)	$(566)

(1) Formerly known as Emerging Markets Equity Fund.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2010

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010

$803	$956	$21,573	$28,117	$1,869	$3,567	$1,368	$2,049	$12,763	$23,221
(2,809)	92	(18,316)	(66,945)	4,090	(8,255)	1,494	(9,964)	4,223	(7,191)
1,970	18,921	(10,310)	460,657	2,298	135,875	(2,406)	108,403	(39,675)	454,605
(36)	19,969	(7,053)	421,829	8,257	131,187	456	100,488	(22,689)	470,635

8,267	20,124	(44,201)	315,394	47,244	(5,557)	36,788	20,372	29,721	223,677
8,267	20,124	(44,201)	315,394	47,244	(5,557)	36,788	20,372	29,721	223,677

–	(850)	–	(27,500)	–	(3,535)	–	(2,050)	(12,735)	(22,827)
–	–	–	–	–	(1)	–	–	–	–
–	(850)	–	(27,500)	–	(3,536)	–	(2,050)	(12,735)	(22,827)
8,231	39,243	(51,254)	709,723	55,501	122,094	37,244	118,810	(5,703)	671,485

72,981	33,738	1,538,065	828,342	325,342	203,248	273,798	154,988	1,526,494	855,009
$81,212	$72,981	$1,486,811	$1,538,065	$380,843	$325,342	$311,042	$273,798	$1,520,791	$1,526,494
$1,071	$268	$24,251	$2,678	$2,663	$794	$1,770	$402	$583	$555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND (1)
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(2)
Net Asset Value, Beginning of Period	$11.31	$6.46	$12.92	$11.11	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.07	0.26	0.19	0.09
Net realized and unrealized gains (losses)	0.73	4.90	(6.41)	2.09	1.08
Total from Investment Operations	0.86	4.97	(6.15)	2.28	1.17
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	(0.12)	(0.20)	(0.22)	(0.06)
From net realized gains	–	–	(0.11)	(0.25)	–
Total Distributions Paid	–	(0.12)	(0.31)	(0.47)	(0.06)
Net Asset Value, End of Period	$12.17	$11.31	$6.46	$12.92	$11.11
Total Return(4)	7.60%	77.02%	(47.60)%	20.17%	11.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,484,682	$1,368,577	$307,832	$686,989	$451,651
Ratio to average net assets of:(5)
Expenses, net of credits	0.72%	0.72%	0.76%	0.72%	0.77%
Expenses, before credits	0.72%	0.72%	0.76%	0.72%	0.77%
Net investment income, net of credits	2.37%	1.07%	2.14%	1.45%	1.23%
Net investment income, before credits	2.37%	1.07%	2.14%	1.45%	1.23%
Portfolio Turnover Rate	17.35%	13.07%	29.68%	11.32%	16.23%

(1)	Formerly known as Emerging Markets Equity Fund.
(2)	Commenced investment operations on April 25, 2006.
(3)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$7.37	$4.14	$10.17	$12.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.17	0.34	0.29	0.15
Net realized and unrealized gains (losses)	0.56	3.23	(6.08)	(2.58)	2.77
Total from Investment Operations	0.67	3.40	(5.74)	(2.29)	2.92
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.11)	(0.17)	(0.28)	(0.25)	(0.12)
From net realized gains	–	–	(0.01)	(0.08)	(0.01)
Total Distributions Paid	(0.11)	(0.17)	(0.29)	(0.33)	(0.13)
Net Asset Value, End of Period	$7.93	$7.37	$4.14	$10.17	$12.79
Total Return(3)	9.20%	82.69%	(57.38)%	(18.01)%	29.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$553,436	$496,724	$235,067	$1,050,642	$783,787
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.74%	0.75%	0.74%	0.72%	0.77%
Net investment income, net of reimbursements and credits	3.10%	2.64%	3.74%	2.73%	2.27%
Net investment income, before reimbursements and credits	3.01%	2.54%	3.65%	2.66%	2.15%
Portfolio Turnover Rate	2.51%	21.50%	38.23%	25.48%	8.42%

(1)	Commenced investment operations on July 26, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$8.53	$5.62	$9.98	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.12	0.09	0.02
Net realized and unrealized gains (losses)	(0.14)	2.91	(4.36)	(0.04)
Total from Investment Operations	(0.06)	3.03	(4.27)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.12)	(0.09)	–
Total Distributions Paid	–	(0.12)	(0.09)	–
Net Asset Value, End of Period	$8.47	$8.53	$5.62	$9.98
Total Return(3)	(0.70)%	53.91%	(42.89)%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$81,212	$72,981	$33,738	$21,216
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.93%	1.01%	1.23%	3.84	%(5)
Net investment income, net of reimbursements and credits	2.16%	1.80%	2.35%	3.66	%(5)
Net investment income, before reimbursements and credits	1.88%	1.44%	1.77%	0.47	%(5)
Portfolio Turnover Rate	29.65%	7.36%	17.55%	0.33%

(1)	Commenced investment operations on March 5, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on March 5, 2008, annualized gross expenses and net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.09	$6.70	$13.02	$13.92	$12.04	$9.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.19	0.29	0.36	0.35	0.15
Net realized and unrealized gains (losses)	(0.14)	3.39	(6.31)	(0.76)	2.04	2.18
Total from Investment Operations	0.01	3.58	(6.02)	(0.40)	2.39	2.33
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.19)	(0.30)	(0.34)	(0.32)	(0.07)
From net realized gains	–	–	–	(0.16)	(0.19)	(0.03)
Total Distributions Paid	–	(0.19)	(0.30)	(0.50)	(0.51)	(0.10)
Net Asset Value, End of Period	$10.10	$10.09	$6.70	$13.02	$13.92	$12.04
Total Return(2)	0.10%	53.57%	(46.49)%	(3.10)%	20.05%	23.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,486,811	$1,538,065	$828,342	$1,672,952	$1,499,877	$1,135,628
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.62%	0.61%	0.62%	0.62%	0.63%	0.62%
Net investment income, net of reimbursements and credits	3.07%	2.37%	3.16%	2.27%	2.31%	1.96%
Net investment income, before reimbursements and credits	2.90%	2.21%	2.99%	2.10%	2.13%	1.79%
Portfolio Turnover Rate	4.71%	13.38%	20.29%	7.18%	7.49%	3.40%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.42	$6.44	$10.86	$12.41	$11.94	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.12	0.15	0.16	0.20	0.10
Net realized and unrealized gains (losses)	0.17	3.98	(4.08)	(1.00)	0.75	2.01
Total from Investment Operations	0.22	4.10	(3.93)	(0.84)	0.95	2.11
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.12)	(0.13)	(0.12)	(0.14)	(0.07)
From net realized gains	–	–	(0.36)	(0.59)	(0.34)	(0.04)
Total Distributions Paid	–	(0.12)	(0.49)	(0.71)	(0.48)	(0.11)
Net Asset Value, End of Period	$10.64	$10.42	$6.44	$10.86	$12.41	$11.94
Total Return(1)	2.11%	63.81%	(36.39)%	(7.23)%	8.15%	21.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$380,843	$325,342	$203,248	$366,855	$315,551	$340,299
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.51%	0.52%	0.51%	0.51%	0.52%	0.60%
Net investment income, net of reimbursements and credits	1.10%	1.29%	1.49%	1.03%	1.38%	1.05%
Net investment income, before reimbursements and credits	0.89%	1.07%	1.28%	0.82%	1.16%	0.75%
Portfolio Turnover Rate	5.13%	29.69%	36.66%	21.73%	23.20%	18.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$7.46	$4.63	$8.60	$10.93	$11.98	$9.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.06	0.10	0.13	0.10	0.09
Net realized and unrealized gains (losses)	(0.03)	2.83	(3.24)	(1.51)	0.52	2.36
Total from Investment Operations	–	2.89	(3.14)	(1.38)	0.62	2.45
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.06)	(0.10)	(0.13)	(0.09)	(0.07)
From net realized gains	–	–	(0.73)	(0.82)	(1.58)	(0.11)
Total Distributions Paid	–	(0.06)	(0.83)	(0.95)	(1.67)	(0.18)
Net Asset Value, End of Period	$7.46	$7.46	$4.63	$8.60	$10.93	$11.98
Total Return(1)	0.00%	62.55%	(37.67)%	(13.36)%	5.51%	25.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$311,042	$273,798	$154,988	$293,464	$372,679	$504,631
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses, before waivers, reimbursements and credits	0.54%	0.54%	0.54%	0.51%	0.57%	0.51%
Net investment income, net of waivers, reimbursements and credits	0.95%	0.94%	1.21%	1.12%	0.70%	0.93%
Net investment income, before waivers, reimbursements and credits	0.76%	0.75%	1.02%	0.96%	0.48%	0.77%
Portfolio Turnover Rate	12.05%	21.34%	29.57%	19.38%	21.77%	22.33%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$14.47	$9.85	$16.33	$17.53	$15.98	$14.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.23	0.29	0.31	0.29	0.25
Net realized and unrealized gains (losses)	(0.34)	4.62	(6.48)	(1.21)	1.54	1.41
Total from Investment Operations	(0.22)	4.85	(6.19)	(0.90)	1.83	1.66
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.23)	(0.29)	(0.30)	(0.28)	(0.25)
Total Distributions Paid	(0.12)	(0.23)	(0.29)	(0.30)	(0.28)	(0.25)
Net Asset Value, End of Period	$14.13	$14.47	$9.85	$16.33	$17.53	$15.98
Total Return(1)	(1.51)%	49.46%	(38.25)%	(5.27)%	11.57%	11.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,520,791	$1,526,494	$855,009	$1,103,216	$636,236	$498,482
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before waivers, reimbursements and credits	0.39%	0.39%	0.39%	0.41%	0.41%	0.50%
Net investment income, net of waivers, reimbursements and credits	1.73%	1.84%	2.25%	1.84%	1.76%	1.66%
Net investment income, before waivers, reimbursements and credits	1.59%	1.70%	2.11%	1.68%	1.60%	1.41%
Portfolio Turnover Rate	3.84%	11.85%	4.22%	4.57%	3.25%	4.86%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND(A)	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1%

Brazil – 7.4%

All America Latina Logistica S.A.	169,028	$1,709

B2W Companhia Global Do Varejo	20,613	381

Banco Bradesco S.A. ADR	21,716	443

Banco do Brasil S.A.	236,144	4,484

Banco Santander Brasil S.A. (New York Exchange)	119,510	1,646

Banco Santander Brasil S.A. (Sao Paulo Exchange)	112,636	1,518

BM&FBOVESPA S.A.	801,961	6,707

BR Malls Participacoes S.A.	123,310	1,030

Brasil Telecom S.A. ADR *	870	17

BRF - Brasil Foods S.A.	270,820	4,121

Brookfield, Incorporacoes S.A.	88,565	476

Centrais Eletricas Brasileiras S.A.	91,551	1,167

Cia de Concessoes Rodoviarias	64,725	1,670

Cia de Saneamento Basico do Estado de Sao Paulo	46,157	1,034

Cia Siderurgica Nacional S.A.	312,590	5,419

Cielo S.A.	255,372	2,223

Cosan S.A. Industria e Comercio	49,347	733

CPFL Energia S.A.	38,919	890

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	123,272	1,745

Duratex S.A.	104,789	1,136

EDP - Energias do Brasil S.A.	22,570	488

Empresa Brasileira de Aeronautica S.A.	231,962	1,619

Fibria Celulose S.A. *	68,517	1,185

Gafisa S.A.	157,846	1,217

Hypermarcas S.A. *	111,758	1,736

JBS S.A.	207,636	897

LLX Logistica S.A. *	112,141	614

Localiza Rent A Car S.A.	44,876	754

Lojas Renner S.A.	50,539	1,732

Marfrig Alimentos S.A.	54,592	556

MMX Mineracao e Metalicos S.A. *	67,003	508

MRV Engenharia e Participacoes S.A.	120,493	1,144

Multiplan Empreendimentos Imobiliarios S.A.	27,120	575

Natura Cosmeticos S.A.	71,114	1,912

OGX Petroleo e Gas Participacoes S.A. *	532,523	6,940

PDG Realty S.A. Empreendimentos e Participacoes	215,562	2,567

Petroleo Brasileiro S.A. - Petrobras	1,210,778	21,754

Petroleo Brasileiro S.A. ADR	18,373	603

Porto Seguro S.A.	46,108	591

Redecard S.A.	139,724	2,168

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Brazil – 7.4% – continued

Rossi Residencial S.A.	69,936	$670

Souza Cruz S.A.	31,648	1,582

Sul America S.A.	44,595	501

TAM S.A. *	1,136	25

Tele Norte Leste Participacoes S.A.	21,099	392

Tractebel Energia S.A.	52,838	791

Usinas Siderurgicas de Minas Gerais S.A.	72,866	1,110

Vale S.A.	520,462	16,088

Vale S.A. ADR	17,008	532
Vivo Participacoes S.A. ADR	1,900	52
		109,852

Chile – 1.7%

AES Gener S.A.	983,347	555

Banco de Credito e Inversiones	12,544	755

Banco Santander Chile	19,574,227	1,824

CAP S.A.	31,086	1,541

Centros Comerciales Sudamericanos S.A.	373,239	2,520

Colbun S.A.	2,838,351	823

Compania Cervecerias Unidas S.A.	45,026	505

Empresa Nacional de Electricidad S.A. ADR	3,800	205

Empresa Nacional de Electricidad S.A.	1,243,435	2,250

Empresas CMPC S.A.	45,638	2,456

Empresas COPEC S.A.	188,490	3,533

Enersis S.A.	4,950,980	2,349

Enersis S.A. ADR	9,024	212

ENTEL Chile S.A.	42,913	696

Lan Airlines S.A.	48,678	1,439

Lan Airlines S.A. ADR	8,335	245

SACI Falabella	116,368	1,141

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	154

Sociedad Quimica y Minera de Chile S.A., Class B	34,360	1,660
Vina Concha y Toro S.A.	195,761	471
		25,334

China – 17.7%

Agile Property Holdings Ltd.	580,000	656

Agricultural Bank of China Ltd., Class H*	6,970,962	3,607

Air China Ltd., Class H*	922,705	1,275

Alibaba.com Ltd.*	526,632	1,097

Aluminum Corp. of China Ltd., Class H*	1,651,435	1,570

Angang Steel Co. Ltd., Class H	436,798	699

Anhui Conch Cement Co. Ltd., Class H	340,050	1,539

(A)	Formerly known as Emerging Markets Equity Fund

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

China – 17.7% – continued

Anta Sports Products Ltd.	352,432	$815

Bank of China Ltd., Class H	23,506,628	12,306

Bank of Communications Co. Ltd., Class H	2,742,561	2,966

BBMG Corp., Class H	352,341	495

Beijing Capital International Airport Co. Ltd., Class H	758,000	399

Beijing Enterprises Holdings Ltd.	213,771	1,521

Belle International Holdings Ltd.	1,745,000	3,504

Byd Co. Ltd., Class H	213,699	1,708

Chaoda Modern Agriculture Holdings Ltd.	1,062,110	878

China Agri-Industries Holdings Ltd.	624,917	884

China BlueChemical Ltd., Class H	678,851	493

China Citic Bank, Class H	2,571,572	1,641

China Coal Energy Co. Ltd., Class H	1,446,232	2,385

China Communications Construction Co. Ltd., Class H	1,759,287	1,669

China Communications Services Corp. Ltd., Class H	723,035	428

China Construction Bank Corp., Class H	18,536,832	16,210

China COSCO Holdings Co. Ltd., Class H *	1,084,721	1,223

China Dongxiang Group Co.	1,142,752	656

China Everbright Ltd.	321,110	763

China High Speed Transmission Equipment Group Co. Ltd.	481,690	1,041

China International Marine Containers Co. Ltd., Class B	288,900	493

China Life Insurance Co. Ltd., Class H	3,068,544	12,164

China Longyuan Power Group Corp., Class H *	765,473	760

China Mengniu Dairy Co. Ltd.	469,000	1,448

China Merchants Bank Co. Ltd., Class H	1,613,857	4,146

China Merchants Holdings International Co. Ltd.	456,981	1,659

China Minsheng Banking Corp. Ltd., Class H	1,627,526	1,458

China Mobile Ltd.	2,482,712	25,390

China National Building Material Co. Ltd., Class H	500,000	1,168

China Oilfield Services Ltd., Class H	619,558	970

China Overseas Land & Investment Ltd.	1,692,475	3,582

China Pacific Insurance Group Co. Ltd., Class H	334,384	1,254

China Petroleum & Chemical Corp., Class H	6,575,835	5,801

China Railway Construction Corp. Ltd., Class H	782,000	1,050

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

China – 17.7% – continued

China Railway Group Ltd., Class H	1,675,827	$1,313

China Resources Enterprise Ltd.	497,628	2,255

China Resources Land Ltd.	839,756	1,708

China Resources Power Holdings Co. Ltd.	684,200	1,471

China Shenhua Energy Co. Ltd., Class H	1,402,636	5,785

China Shineway Pharmaceutical Group Ltd.	150,672	531

China Shipping Container Lines Co. Ltd., Class H *	1,360,695	501

China Shipping Development Co. Ltd., Class H	524,095	719

China Taiping Insurance Holdings Co. Ltd. *	319,060	1,069

China Telecom Corp. Ltd., Class H	5,734,339	3,140

China Travel International Investment Hong Kong Ltd. *	1,148,749	270

China Unicom Hong Kong Ltd.	2,434,494	3,549

China Vanke Co. Ltd., Class B	503,772	637

China Yurun Food Group Ltd.	547,148	2,030

China Zhongwang Holdings Ltd.	654,400	404

Citic Pacific Ltd.	442,363	1,005

CNOOC Ltd.	7,366,433	14,302

Cosco Pacific Ltd.	658,000	988

Country Garden Holdings Co.	1,662,439	542

CSR Corp. Ltd., Class H	774,669	733

Datang International Power Generation Co. Ltd., Class H	1,271,875	530

Dongfang Electric Corp. Ltd., Class H	137,200	645

Dongfeng Motor Group Co. Ltd., Class H	1,123,169	2,299

ENN Energy Holdings Ltd.	297,279	852

Fosun International Ltd.	650,160	516

Franshion Properties China Ltd.	1,479,791	438

Fushan International Energy Group Ltd.	1,193,933	807

Geely Automobile Holdings Ltd.	1,473,423	731

Golden Eagle Retail Group Ltd.	274,675	778

GOME Electrical Appliances Holdings Ltd. *	4,393,874	1,322

Greentown China Holdings Ltd.	267,651	291

Guangdong Investment Ltd.	1,004,514	524

Guangzhou Automobile Group Co. Ltd., Class H	935,760	1,611

Guangzhou R&F Properties Co. Ltd., Class H	389,214	545

Hengan International Group Co. Ltd.	302,398	3,006

Hidili Industry International Development Ltd.	416,465	408

Hopson Development Holdings Ltd.	292,163	326

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

China – 17.7% – continued

Huabao International Holdings Ltd.	653,000	$1,018

Huaneng Power International, Inc., Class H	1,230,501	766

Industrial & Commercial Bank of China, Class H	22,265,565	16,554

Inner Mongolia Yitai Coal Co., Class B (1)	250,488	1,424

Jiangsu Express Co. Ltd., Class H	468,000	490

Jiangxi Cooper Co. Ltd., Class H	578,000	1,459

Kingboard Chemical Holdings Ltd.	246,757	1,246

Kunlun Energy Co. Ltd.	1,021,230	1,319

KWG Property Holding Ltd.	525,635	402

Lee & Man Paper Manufacturing Ltd.	645,248	567

Lenovo Group Ltd.	2,042,000	1,256

Li Ning Co. Ltd.	286,052	868

Longfor Properties Co. Ltd.	519,731	589

Maanshan Iron & Steel, Class H	705,290	440

Metallurgical Corp. of China Ltd., Class H *	980,284	509

Nine Dragons Paper Holdings Ltd.	673,923	1,168

Parkson Retail Group Ltd.	532,000	922

PetroChina Co. Ltd., Class H	8,701,438	10,139

PICC Property & Casualty Co. Ltd., Class H *	1,002,849	1,354

Ping An Insurance Group Co. of China Ltd., Class H	706,953	7,216

Poly Hong Kong Investment Ltd.	808,842	866

Renhe Commercial Holdings Co. Ltd.	3,108,539	581

Semiconductor Manufacturing International Corp. *	7,291,877	521

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	302,058	860

Shanghai Electric Group Co. Ltd., Class H	1,138,000	631

Shanghai Industrial Holdings Ltd.	226,043	1,140

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	184,600	293

Shimao Property Holdings Ltd.	667,403	1,110

Shui On Land Ltd.	1,122,805	549

Sinofert Holdings Ltd. *	850,000	490

Sino-Ocean Land Holdings Ltd.	1,251,801	870

Sinopec Shanghai Petrochemical Co. Ltd., Class H	936,670	386

Sinopharm Group Co., Class H	243,738	1,004

Sinotruk Hong Kong Ltd.	282,430	287

Skyworth Digital Holdings Ltd.	623,741	433

Soho China Ltd.	837,778	594

Tencent Holdings Ltd.	415,314	9,037

Tingyi Cayman Islands Holding Corp.	694,435	1,911

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

China – 17.7% – continued

Tsingtao Brewery Co. Ltd., Class H	119,767	$688

Want Want China Holdings Ltd.	2,464,870	2,287

Weichai Power Co. Ltd., Class H	82,064	867

Wumart Stores, Inc., Class H	205,470	491

Yantai Changyu Pioneer Wine Co., Class B	68,528	874

Yanzhou Coal Mining Co. Ltd., Class H	811,138	1,978

Zhejiang Expressway Co. Ltd., Class H	577,294	544

Zijin Mining Group Co. Ltd., Class H	1,662,775	1,411
ZTE Corp., Class H	201,282	797
		263,558

Colombia– 0.8%

Almacenes Exito S.A.	60,780	755

BanColombia S.A.	95,999	1,565

BanColombia S.A. ADR	8,252	541

Cementos Argos S.A.	121,911	853

Ecopetrol S.A.	1,663,112	3,416

Grupo de Inversiones Suramericana S.A.	86,930	1,851

Interconexion Electrica S.A.	157,289	1,231
Inversiones Argos S.A.	121,653	1,540
		11,752

Czech Republic – 0.4%

Central European Media Enterprises Ltd., Class A *	11,960	296

CEZ A.S.	67,422	3,022

Komercni Banka A.S.	6,385	1,394
Telefonica O2 Czech Republic A.S.	44,125	944
		5,656

Egypt – 0.5%

Commercial International Bank Egypt S.A.E	210,359	1,585

Egyptian Co. for Mobile Services	12,160	379

Egyptian Financial Group-Hermes Holding S.A.E	100,368	513

Egyptian Kuwait Holding Co.	253,665	403

ElSewedy Electric Co. *	13,087	163

Ezz Steel *	87,894	297

Orascom Construction Industries	39,306	1,728

Orascom Telecom Holding S.A.E *	1,060,428	938

Talaat Moustafa Group *	369,473	455
Telecom Egypt	138,608	425
		6,886

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Hungary – 0.4%

Magyar Telekom Telecommunications PLC	189,233	$620

MOL Hungarian Oil and Gas PLC *	17,207	1,805

OTP Bank PLC *	98,683	2,583
Richter Gedeon Nyrt.	5,757	1,334
		6,342

India – 8.1%

ACC Ltd.	21,347	470

Adani Enterprises Ltd.	59,928	884

Aditya Birla Nuvo Ltd.	15,116	288

Ambuja Cements Ltd.	246,292	771

Axis Bank Ltd.	84,005	2,868

Bajaj Auto Ltd.	35,949	1,176

Bharat Heavy Electricals Ltd.	48,679	2,683

Bharat Petroleum Corp. Ltd.	35,020	583

Cairn India Ltd. *	156,690	1,169

Cipla Ltd.	132,837	952

DLF Ltd.	170,303	1,431

Dr. Reddy’s Laboratories Ltd.	29,606	949

Dr. Reddy’s Laboratories Ltd. ADR	12,305	396

GAIL India Ltd.	156,729	1,665

GMR Infrastructure Ltd. *	377,962	478

HCL Technologies Ltd.	65,546	614

HDFC Bank Ltd.	94,529	5,238

HDFC Bank Ltd. ADR	6,300	1,162

Hero Honda Motors Ltd.	33,235	1,372

Hindalco Industries Ltd.	460,907	2,025

Hindustan Unilever Ltd.	361,518	2,486

Housing Development & Infrastructure Ltd. *	74,538	429

Housing Development Finance Corp.	442,066	7,217

ICICI Bank Ltd.	286,705	7,093

ICICI Bank Ltd. ADR	22,771	1,135

Indiabulls Real Estate Ltd. *	129,730	494

Infosys Technologies Ltd.	162,127	10,999

Infosys Technologies Ltd. ADR	27,237	1,833

Infrastructure Development Finance Co. Ltd.	393,684	1,777

ITC Ltd.	913,364	3,621

Jaiprakash Associates Ltd.	401,653	1,081

Jindal Steel & Power Ltd.	154,202	2,428

JSW Steel Ltd.	34,021	1,008

Kotak Mahindra Bank Ltd.	107,925	1,144

Larsen & Toubro Ltd.	84,730	3,873

Mahindra & Mahindra Ltd.	108,128	1,662

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

India – 8.1% continued

Maruti Suzuki India Ltd.	27,737	$889

NTPC Ltd.	374,389	1,809

Oil & Natural Gas Corp. Ltd.	79,148	2,471

Piramal Healthcare Ltd.	37,961	422

Ranbaxy Laboratories Ltd. *	42,367	524

Reliance Capital Ltd.	39,609	689

Reliance Communications Ltd.	208,570	781

Reliance Industries Ltd.	424,816	9,337

Reliance Industries Ltd., GDR (London Exchange) (2)(3)	57,426	2,567

Reliance Infrastructure Ltd.	44,498	1,060

Reliance Natural Resources Ltd. *	264,054	227

Rural Electrification Corp. Ltd.	92,602	706

Satyam Computer Services Ltd. *	237,387	477

Sesa Goa Ltd.	142,947	1,045

Siemens India Ltd.	32,754	600

State Bank of India	26,102	1,883

Steel Authority of India Ltd.	183,918	839

Sterlite Industries India Ltd.	559,227	2,074

Sun Pharmaceutical Industries Ltd.	25,647	1,154

Suzlon Energy Ltd. *	302,768	353

Tata Consultancy Services Ltd.	193,794	3,999

Tata Motors Ltd.	104,757	2,562

Tata Power Co. Ltd.	39,328	1,186

Tata Steel Ltd.	118,171	1,715

Unitech Ltd.	509,213	1,001

United Phosphorus Ltd.	87,068	348

United Spirits Ltd.	34,027	1,190

Wipro Ltd.	180,428	1,802

Wipro Ltd. ADR	22,616	327
Zee Entertainment Enterprises Ltd.	88,157	589
		120,080

Indonesia – 2.4%

Adaro Energy Tbk PT	3,875,220	881

Aneka Tambang Tbk PT	1,360,000	363

Astra Agro Lestari Tbk PT	160,537	373

Astra International Tbk PT	836,076	5,326

Bank Central Asia Tbk PT	5,089,692	3,837

Bank Danamon Indonesia Tbk PT	1,231,596	799

Bank Mandiri Tbk PT	3,033,097	2,453

Bank Negara Indonesia Persero Tbk PT	1,542,582	634

Bank Rakyat Indonesia	2,294,329	2,566

Bumi Resources Tbk PT	7,252,212	1,732

Gudang Garam Tbk PT	238,915	1,378

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Indonesia – 2.4% – continued

Indo Tambangraya Megah PT	137,278	$640

Indocement Tunggal Prakarsa Tbk PT	610,303	1,261

Indofood Sukses Makmur Tbk PT	1,823,871	1,111

Indosat Tbk PT	549,347	339

International Nickel Indonesia Tbk PT	1,002,623	549

Perusahaan Gas Negara PT	4,509,112	1,949

Semen Gresik Persero Tbk PT	1,230,755	1,367

Tambang Batubara Bukit Asam Tbk PT	325,500	711

Telekomunikasi Indonesia Tbk PT	4,171,173	4,306

Unilever Indonesia Tbk PT	630,528	1,193
United Tractors Tbk PT	622,726	1,428
		35,196

Malaysia – 2.8%

AirAsia Bhd. *	500,500	364

Alliance Financial Group Bhd.	374,400	375

AMMB Holdings Bhd.	747,437	1,435

Axiata Group Bhd. *	1,046,325	1,481

Berjaya Corp. Bhd.	651,742	239

Berjaya Sports Toto Bhd.	269,357	363

British American Tobacco Malaysia Bhd.	51,900	815

Bursa Malaysia Bhd.	127,800	336

CIMB Group Holdings Bhd.	1,595,600	4,221

DiGi.Com Bhd.	141,200	1,111

Gamuda Bhd.	650,300	817

Genting Bhd.	921,800	2,961

Genting Malaysia Bhd.	1,237,100	1,358

Genting Plantations Bhd.	90,700	227

Hong Leong Bank Bhd.	192,200	567

Hong Leong Financial Group Bhd.	86,700	254

IJM Corp. Bhd.	426,520	717

IOI Corp. Bhd.	1,385,740	2,454

Kuala Lumpur Kepong Bhd.	194,050	1,068

Lafarge Malayan Cement Bhd.	138,000	353

Malayan Banking Bhd.	1,307,606	3,730

Malaysian Airline System Bhd. *	336,500	254

Maxis Bhd.	926,851	1,606

MISC Bhd.	467,960	1,325

MMC Corp. Bhd.	308,175	299

Parkson Holdings Bhd.	187,964	354

Petronas Dagangan Bhd.	100,800	359

Petronas Gas Bhd.	200,200	707

PLUS Expressways Bhd.	604,100	817

PPB Group Bhd.	167,900	936

Public Bank Bhd.	9,913	40

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Malaysia – 2.8% – continued

Public Bank Bhd. (Registered)	426,100	$1,717

RHB Capital Bhd.	175,100	410

Sime Darby Bhd.	1,119,915	3,083

SP Setia Bhd.	245,300	357

Telekom Malaysia Bhd.	431,300	478

Tenaga Nasional Bhd.	801,800	2,290

UMW Holdings Bhd.	226,100	496

YTL Corp. Bhd.	262,150	638
YTL Power International Bhd.	822,099	610
		42,022

Mexico – 4.1%

Alfa S.A.B. de C.V., Class A	124,318	959

America Movil S.A.B. de C.V., Series L	8,195,883	21,834

Cemex S.A.B. de C.V., Series CPO *	3,838,314	3,283

Coca-Cola Femsa S.A.B. de C.V., Series L	109,745	860

Desarrolladora Homex S.A.B. de C.V. *	88,168	476

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	893,167	4,539

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	192,852	666

Grupo Bimbo S.A.B. de C.V., Series A	142,857	1,046

Grupo Carso S.A.B. de C.V., Series A1	235,306	1,184

Grupo Elektra S.A. de C.V.	29,596	1,037

Grupo Financiero Banorte S.A.B. de C.V., Class O	585,755	2,218

Grupo Financiero Inbursa S.A., Class O	346,592	1,372

Grupo Mexico S.A.B. de C.V., Series B	1,572,953	4,529

Grupo Modelo S.A.B. de C.V., Series C	261,605	1,437

Grupo Televisa S.A., Series CPO	975,635	3,698

Industrias Penoles S.A.B. de C.V.	41,114	1,004

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	215,009	1,369

Mexichem S.A.B. de C.V.	327,773	917

Telefonos de Mexico S.A.B. de C.V., Series L	2,229,910	1,665

Urbi Desarrollos Urbanos S.A.B. de C.V. *	197,334	411
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,586,088	6,481
		60,985

Morocco – 0.2%

Attijariwafa Bank	11,589	457

Douja Promotion Groupe Addoha S.A.	44,312	550
Maroc Telecom	71,161	1,299
		2,306

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Peru – 0.7%

Cia de Minas Buenaventura S.A. ADR	78,406	$3,543

Credicorp Ltd.	28,052	3,195
Southern Copper Corp.	88,046	3,092
		9,830

Philippines – 0.5%

Ayala Corp.	70,116	652

Ayala Land, Inc.	2,102,980	842

Banco de Oro Unibank, Inc.	283,400	389

Bank of the Philippine Islands	575,842	714

Energy Development Corp.	3,035,250	420

Globe Telecom, Inc.	13,450	273

Jollibee Foods Corp.	167,583	351

Manila Electric Co.	182,910	938

Metropolitan Bank & Trust	240,510	383

Philippine Long Distance Telephone Co.	18,880	1,126

SM Investments Corp.	74,217	964
SM Prime Holdings, Inc.	1,891,151	543
		7,595

Poland – 1.5%

Asseco Poland S.A.	26,241	473

Bank Handlowy w Warszawie S.A.	13,245	398

Bank Millennium S.A. *	175,457	303

Bank Pekao S.A.	49,050	2,899

Bank Zachodni WBK S.A.	8,881	657

BRE Bank S.A. *	5,960	529

Cyfrowy Polsat S.A.	33,214	171

Getin Holding S.A. *	129,680	479

Globe Trade Centre S.A. *	53,177	405

Grupa Lotos S.A. *	26,411	283

ING Bank Slaski S.A. *	1,324	375

Kernel Holding S.A. *	14,810	336

KGHM Polska Miedz S.A.	58,270	2,347

PBG S.A.	4,056	341

Polska Grupa Energetyczna S.A.	104,778	846

Polski Koncern Naftowy Orlen S.A. *	133,585	1,836

Polskie Gornictwo Naftowe I Gazownictwo S.A.	714,685	884

Powszechna Kasa Oszczednosci Bank Polski S.A. *	259,169	3,923

Powszechny Zaklad Ubezpieczen S.A.	16,023	2,254

Tauron Polska Energia S.A. *	418,348	879

Telekomunikacja Polska S.A.	306,380	1,894
TVN S.A.	61,941	368
		22,880

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Russia – 5.8%

Comstar United Telesystems OJSC GDR (Registered) *	67,194	$433

Federal Grid Co. Unified Energy System JSC *	129,830,959	1,545

Federal Hydrogenerating Co. *	25,631,451	1,312

Federal Hydrogenerating Co. ADR *	220,102	1,131

Gazprom OAO	802,041	4,155

Gazprom OAO ADR (London Exchange)	889,947	18,727

Gazprom OAO ADR (OTC Exchange)	7,800	163

Inter Rao Ues OAO *	320,720,540	532

LUKOIL OAO	37,370	2,117

LUKOIL OAO ADR (London Exchange)	140,544	7,988

LUKOIL OAO ADR (OTC Exchange)	14,973	849

Magnit OJSC GDR (Registered)	91,215	2,299

Mechel	1,951	48

Mechel ADR	58,956	1,468

MMC Norilsk Nickel	10,921	1,851

MMC Norilsk Nickel ADR (London Exchange)	85,912	1,468

MMC Norilsk Nickel ADR (OTC Exchange)	119,421	2,024

Mobile Telesystems OJSC ADR	206,130	4,376

NovaTek OAO GDR (Registered)	37,417	3,217

Novolipetsk Steel OJSC GDR (Registered)	36,289	1,309

OGK-4 OJSC *	6,373,589	561

Polymetal *	27,412	425

Polymetal GDR (Registered) *	12,547	191

Polyus Gold Co.	10,152	477

Polyus Gold Co. ADR (London Exchange)	13,591	349

Polyus Gold Co. ADR (OTC Exchange)	7,201	187

Raspadskaya *	62,836	346

Rosneft Oil Co.	264,784	1,755

Rosneft Oil Co. GDR (Registered) *	391,021	2,614

Sberbank *	56,000	157

Sberbank of Russia	3,505,489	9,704

Severstal OAO *	8,773	131

Severstal OAO GDR (Registered) *	72,526	1,076

Sistema JSFC GDR (Registered)	38,994	1,051

Surgutneftegaz	938,527	899

Surgutneftegaz ADR	146,562	686

Surgutneftegaz ADR (London Exchange)	73,957	709

Surgutneftegaz ADR (OTC Exchange)	127,109	1,195

Tatneft	166,537	795

Tatneft ADR *	1,663	52

Tatneft ADR (London Exchange)	67,993	2,130

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Russia – 5.8% – continued

TMK OAO GDR (Registered) *	21,985	$380

Uralkali	149,352	665

Uralkali GDR (Registered)	30,283	665

VTB Bank OJSC	328,996,725	897

VTB Bank OJSC GDR (2)(3)	11,036	54

VTB Bank OJSC GDR (Registered)	154,552	892
Wimm-Bill-Dann Foods OJSC ADR	24,979	565
		86,620

South Africa – 7.5%

ABSA Group Ltd.	134,459	2,583

African Bank Investments Ltd.	303,197	1,558

African Rainbow Minerals Ltd.	42,982	1,035

Anglo Platinum Ltd. *	27,162	2,572

AngloGold Ashanti Ltd.	156,702	7,253

ArcelorMittal South Africa Ltd.	72,158	852

Aspen Pharmacare Holdings Ltd. *	107,531	1,449

Aveng Ltd.	151,796	947

Bidvest Group Ltd.	123,582	2,608

Discovery Holdings Ltd.	107,023	600

Exxaro Resources Ltd.	50,656	874

FirstRand Ltd.	1,165,891	3,586

Foschini Group (The) Ltd.	82,483	982

Gold Fields Ltd.	290,835	4,426

Growthpoint Properties Ltd.	649,769	1,596

Harmony Gold Mining Co. Ltd.	159,344	1,792

Impala Platinum Holdings Ltd.	208,410	5,375

Imperial Holdings Ltd.	68,823	1,116

Investec Ltd.	92,531	789

Kumba Iron Ore Ltd.	33,341	1,735

Liberty Holdings Ltd.	40,272	409

Massmart Holdings Ltd.	79,201	1,679

MTN Group Ltd.	683,604	12,351

Murray & Roberts Holdings Ltd.	127,369	820

Naspers Ltd., Class N	159,361	7,786

Nedbank Group Ltd.	74,779	1,578

Netcare Ltd. *	433,082	859

Northam Platinum Ltd.	44,011	290

Pick’n Pay Stores Ltd.	87,431	541

Pretoria Portland Cement Co. Ltd.	212,721	975

Redefine Properties Ltd.	1,089,034	1,260

Remgro Ltd.	179,206	2,803

Reunert Ltd.	71,757	638

RMB Holdings Ltd.	302,624	1,647

Sanlam Ltd.	784,157	2,957

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

South Africa – 7.5% – continued

Sappi Ltd. *	224,804	$1,156

Sasol Ltd.	237,422	10,645

Shoprite Holdings Ltd.	168,083	2,380

Standard Bank Group Ltd.	490,266	7,800

Steinhoff International Holdings Ltd. *	497,514	1,465

Telkom S.A. Ltd.	105,027	579

Tiger Brands Ltd.	67,297	1,827

Trans Hex Group Ltd. *	10,228	5

Truworths International Ltd.	180,189	1,805

Vodacom Group Ltd.	154,692	1,533
Woolworths Holdings Ltd.	301,431	1,169
		110,685

South Korea – 12.8%

Amorepacific Corp.	1,338	1,345

Busan Bank	60,302	743

Celltrion, Inc. *	21,974	431

Cheil Industries, Inc.	18,691	1,636

CJ CheilJedang Corp.	3,244	686

Daegu Bank Ltd.	50,720	668

Daelim Industrial Co. Ltd.	11,252	833

Daewoo Engineering & Construction Co. Ltd.	46,070	455

Daewoo International Corp.	20,368	718

Daewoo Securities Co. Ltd.	51,690	1,140

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,670	924

Dongbu Insurance Co. Ltd.	17,150	530

Dongkuk Steel Mill Co. Ltd.	15,020	360

Doosan Corp.	4,024	538

Doosan Heavy Industries and Construction Co. Ltd.	17,717	1,319

Doosan Infracore Co. Ltd. *	33,980	715

Glovis Co. Ltd.	4,556	609

GS Engineering & Construction Corp.	14,983	1,152

GS Holdings	20,660	1,000

Hana Financial Group, Inc.	79,190	2,344

Hanjin Heavy Industries & Construction Co. Ltd.	12,598	397

Hankook Tire Co. Ltd.	30,750	889

Hanwha Chemical Corp.	34,002	816

Hanwha Corp.	18,168	701

Hite Brewery Co. Ltd.	2,140	238

Honam Petrochemical Corp.	5,800	1,081

Hynix Semiconductor, Inc. *	207,620	4,040

Hyosung Corp.	9,215	994

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

South Korea – 12.8% – continued

Hyundai Department Store Co. Ltd.	5,959	$721

Hyundai Development Co.	22,850	605

Hyundai Engineering & Construction Co. Ltd.	27,839	1,770

Hyundai Heavy Industries Co. Ltd.	15,721	4,516

Hyundai Mipo Dockyard	4,448	735

Hyundai Mobis	28,143	6,343

Hyundai Motor Co.	63,675	8,544

Hyundai Securities Co.	48,030	674

Hyundai Steel Co.	23,000	2,364

Industrial Bank of Korea	66,270	907

Kangwon Land, Inc.	38,910	846

KB Financial Group, Inc.	135,758	5,834

KCC Corp.	1,916	617

Kia Motors Corp.	97,330	3,141

Korea Electric Power Corp. *	106,346	2,746

Korea Exchange Bank	107,780	1,310

Korea Gas Corp.	9,376	402

Korea Investment Holdings Co. Ltd.	15,760	484

Korea Life Insurance Co. Ltd.	70,080	469

Korea Zinc Co. Ltd.	3,436	943

Korean Air Lines Co. Ltd. *	14,548	990

KT Corp.	49,926	2,002

KT&G Corp.	45,696	2,725

LG Chem Ltd.	19,143	5,599

LG Corp.	39,376	2,849

LG Display Co. Ltd.	96,420	3,338

LG Electronics, Inc.	39,004	3,287

LG Household & Health Care Ltd.	3,572	1,319

LG Innotek Co. Ltd.	4,197	516

LG Uplus Corp.	93,532	605

Lotte Confectionery Co. Ltd.	288	337

Lotte Shopping Co. Ltd.	4,235	1,767

LS Corp.	7,147	733

LS Industrial Systems Co. Ltd.	6,045	496

Mirae Asset Securities Co. Ltd.	9,297	490

NCSoft Corp.	5,866	1,220

NHN Corp. *	16,951	2,914

OCI Co. Ltd.	6,173	1,914

POSCO	27,006	12,222

S1 Corp.	6,890	378

Samsung C&T Corp.	51,943	2,834

Samsung Card Co.	17,390	876

Samsung Electro-Mechanics Co. Ltd.	24,723	2,700

Samsung Electronics Co. Ltd.	45,582	31,062

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

South Korea – 12.8% – continued

Samsung Engineering Co. Ltd.	12,483	$1,664

Samsung Fire & Marine Insurance Co. Ltd.	14,740	2,521

Samsung Heavy Industries Co. Ltd.	67,540	1,786

Samsung Life Insurance Co. Ltd.	20,866	1,903

Samsung SDI Co. Ltd.	14,162	1,938

Samsung Securities Co. Ltd.	21,083	1,200

Samsung Techwin Co. Ltd.	15,428	1,529

Seoul Semiconductor Co. Ltd.	12,951	493

Shinhan Financial Group Co. Ltd.	166,541	6,376

Shinsegae Co. Ltd.	5,870	3,094

SK Broadband Co. Ltd. *	58,593	279

SK C&C Co. Ltd.	6,078	541

SK Energy Co. Ltd.	24,866	3,173

SK Holdings Co. Ltd.	10,440	1,085

SK Networks Co. Ltd.	35,210	346

SK Telecom Co. Ltd.	15,482	2,329

S-Oil Corp.	18,859	1,171

STX Pan Ocean Co. Ltd.	41,600	442

Tong Yang Securities, Inc.	28,453	266

Woongjin Coway Co. Ltd.	20,230	788

Woori Finance Holdings Co. Ltd.	117,570	1,464

Woori Investment & Securities Co. Ltd.	34,730	635
Yuhan Corp.	3,210	523
		189,992

Taiwan – 10.4%

Acer, Inc.	1,058,796	2,689

Advanced Semiconductor Engineering, Inc.	2,010,336	1,624

Advantech Co. Ltd.	106,441	280

Asia Cement Corp.	745,705	759

Asustek Computer, Inc.	238,202	1,712

AU Optronics Corp. *	3,113,215	3,252

Capital Securities Corp.	433,530	196

Catcher Technology Co. Ltd.	201,111	463

Cathay Financial Holding Co. Ltd.	2,726,989	4,162

Chang Hwa Commercial Bank	1,507,000	1,008

Cheng Shin Rubber Industry Co. Ltd.	457,706	1,008

Cheng Uei Precision Industry Co. Ltd.	136,834	253

Chicony Electronics Co. Ltd.	162,455	343

Chimei InnoLux Corp. *	1,973,416	2,683

China Airlines Ltd. *	833,324	600

China Development Financial Holding Corp.	3,667,518	1,063

China Life Insurance Co. Ltd.	481,374	417

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Taiwan – 10.4% – continued

China Steel Corp.	4,190,552	$4,327

Chinatrust Financial Holding Co. Ltd.	3,720,570	2,345

Chinese Gamer International Corp.	15,543	117

Chunghwa Picture Tubes Ltd. *	1,709,530	245

Chunghwa Telecom Co. Ltd.	1,906,617	4,270

Chunghwa Telecom Co. Ltd. ADR	5,061	113

Clevo Co.	198,782	452

CMC Magnetics Corp. *	1,033,344	275

Compal Communications, Inc.	106,657	98

Compal Electronics, Inc.	1,716,759	2,056

Coretronic Corp.	263,000	405

Delta Electronics, Inc.	738,521	3,084

E Ink Holdings, Inc. *	315,095	611

E.Sun Financial Holding Co. Ltd.	1,306,187	677

Epistar Corp.	263,351	834

Eternal Chemical Co. Ltd.	249,817	261

Eva Airways Corp. *	600,338	523

Evergreen International Storage & Transport Corp.	188,000	155

Evergreen Marine Corp. Taiwan Ltd. *	496,180	351

Everlight Electronics Co. Ltd.	116,568	328

Far Eastern Department Stores Co. Ltd.	351,372	441

Far Eastern New Century Corp.	1,187,494	1,632

Far EasTone Telecommunications Co. Ltd.	646,345	906

Farglory Land Development Co. Ltd.	99,000	240

Feng Hsin Iron & Steel Co.	176,160	290

First Financial Holding Co. Ltd.	2,024,808	1,340

Formosa Chemicals & Fibre Corp.	1,176,320	2,838

Formosa International Hotels Corp.	11,550	189

Formosa Petrochemical Corp.	463,487	1,198

Formosa Plastics Corp.	1,643,349	4,032

Formosa Taffeta Co. Ltd.	310,827	253

Foxconn Technology Co. Ltd.	269,218	853

Fubon Financial Holding Co. Ltd.	2,115,018	2,602

Giant Manufacturing Co. Ltd.	120,483	453

HannStar Display Corp. *	1,900,898	379

Hon Hai Precision Industry Co. Ltd.	3,570,104	13,417

HTC Corp.	284,924	6,463

Hua Nan Financial Holdings Co. Ltd.	1,609,145	1,044

Inotera Memories, Inc. *	746,246	418

Inventec Co. Ltd.	779,473	405

KGI Securities Co. Ltd.	1,101,253	494

Kinsus Interconnect Technology Corp.	108,587	278

Largan Precision Co. Ltd.	37,835	720

Lite-On Technology Corp.	856,994	1,080

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Taiwan – 10.4% – continued

Macronix International	1,387,975	$863

MediaTek, Inc.	383,549	5,393

Mega Financial Holding Co. Ltd.	3,202,655	2,161

Micro-Star International Co. Ltd.	362,038	194

Mitac International Corp.	428,144	203

Motech Industries, Inc.	99,678	371

Nan Ya Plastics Corp.	1,948,695	4,262

Nan Ya Printed Circuit Board Corp.	89,743	349

Nanya Technology Corp. *	488,118	330

Novatek Microelectronics Corp. Ltd.	192,850	545

Pegatron Corp. *	619,594	810

Phison Electronics Corp.	49,608	241

Pixart Imaging, Inc.	41,227	202

Polaris Securities Co. Ltd.	819,612	406

Pou Chen Corp.	878,093	771

Powerchip Technology Corp. *	2,243,969	623

Powertech Technology, Inc.	252,062	811

President Chain Store Corp.	210,220	904

Qisda Corp. *	622,496	441

Quanta Computer, Inc.	1,029,576	1,676

Realtek Semiconductor Corp.	155,358	359

Richtek Technology Corp.	53,849	400

Ruentex Development Co. Ltd.	184,000	308

Ruentex Industries Ltd.	173,000	508

Shin Kong Financial Holding Co. Ltd. *	2,062,051	739

Siliconware Precision Industries Co.	1,240,480	1,303

Simplo Technology Co. Ltd.	82,200	469

SinoPac Financial Holdings Co. Ltd.	2,262,000	847

Synnex Technology International Corp.	488,086	1,131

Taishin Financial Holding Co. Ltd. *	1,671,582	749

Taiwan Business Bank *	973,440	297

Taiwan Cement Corp.	1,234,101	1,316

Taiwan Cooperative Bank	1,463,990	1,040

Taiwan Fertilizer Co. Ltd.	297,000	929

Taiwan Glass Industrial Corp.	337,043	342

Taiwan Mobile Co. Ltd.	764,752	1,579

Taiwan Semiconductor Manufacturing Co. Ltd.	10,152,193	20,140

Tatung Co. Ltd. *	1,907,000	376

Teco Electric and Machinery Co. Ltd.	664,000	386

Transcend Information, Inc.	76,442	197

Tripod Technology Corp.	153,516	584

TSRC Corp.	184,093	284

Tung Ho Steel Enterprise Corp.	286,271	268

U-Ming Marine Transport Corp.	173,000	339

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Taiwan – 10.4% – continued

Unimicron Technology Corp.	500,418	$880

Uni-President Enterprises Corp.	1,510,505	1,958

United Microelectronics Corp.	5,111,043	2,265

Vanguard International

Semiconductor Corp.	295,949	130

Walsin Lihwa Corp. *	1,055,770	630

Wan Hai Lines Ltd. *	437,310	306

Winbond Electronics Corp. *	1,109,071	294

Wintek Corp. *	439,000	687

Wistron Corp.	778,387	1,419

WPG Holdings Co. Ltd.	319,758	634

Ya Hsin Industrial Co. Ltd. *	121,548	–

Yang Ming Marine Transport Corp. *	526,415	338

Young Fast Optoelectronics Co. Ltd.	35,000	399

Yuanta Financial Holding Co. Ltd.	2,528,242	1,535
Yulon Motor Co. Ltd.	317,257	572
		154,497

Thailand – 1.6%

Advanced Info Service PCL (Registered)	194,000	609

Advanced Info Service PCL NVDR	181,899	570

Bangkok Bank PCL	62,700	322

Bangkok Bank PCL (Registered)	241,600	1,284

Bangkok Bank PCL NVDR	272,400	1,398

Bank of Ayudhya PCL (Registered)	518,654	427

Bank of Ayudhya PCL NVDR	218,500	181

Banpu PCL (Registered)	28,300	671

Banpu PCL NVDR	45,307	1,067

BEC World PCL (Registered)	196,500	251

BEC World PCL NVDR	182,887	233

Charoen Pokphand Foods PCL NVDR	1,250,709	1,041

CP ALL PCL (Registered)	452,600	630

CP ALL PCL NVDR	466,068	649

Glow Energy PCL (Registered)	100,200	141

Glow Energy PCL NVDR	78,602	111

IRPC PCL (Registered)	1,928,700	264

IRPC PCL NVDR	2,010,281	275

Kasikornbank PCL (Registered)	280,600	1,145

Kasikornbank PCL NVDR	391,197	1,506

Krung Thai Bank PCL (Registered)	559,800	312

Krung Thai Bank PCL NVDR	572,555	320

PTT Aromatics & Refining PCL (Registered)	124,994	107

PTT Aromatics & Refining PCL NVDR	318,301	288

PTT Chemical PCL (Registered)	72,700	322

PTT Chemical PCL NVDR	73,200	325

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.1% – continued

Thailand – 1.6% – continued

PTT Exploration & Production PCL NVDR	222,243	$1,126

PTT Exploration & Production PCL (Registered)	259,300	1,316

PTT PCL (Registered)	195,000	1,902

PTT PCL NVDR	158,700	1,551

Siam Cement PCL (Registered)	60,000	727

Siam Cement PCL NVDR	66,098	724

Siam Commercial Bank PCL (Registered)	255,900	873

Siam Commercial Bank PCL NVDR	382,176	1,302

Thai Oil PCL (Registered)	112,300	195
Thai Oil PCL NVDR	217,595	377
		24,542

Turkey – 1.8%

Akbank T.A.S.	495,388	3,026

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	84,524	1,319

Arcelik A.S.	68,661	377

Asya Katilim Bankasi A.S.	181,833	435

BIM Birlesik Magazalar A.S.	33,758	973

Coca-Cola Icecek A.S.	25,807	316

Dogan Sirketler Grubu Holdings *	343,421	249

Dogan Yayin Holding A.S. *	1	–

Enka Insaat ve Sanayi A.S.	115,572	503

Eregli Demir ve Celik Fabrikalari T.A.S. *	160,820	572

Haci Omer Sabanci Holding A.S.	255,741	1,324

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S.	253,804	1,208

Tupras Turkiye Petrol Rafine	51,897	1,391

Turk Hava Yollari *	161,592	658

Turk Telekomunikasyon A.S.	212,216	952

Turkcell Iletisim Hizmet A.S.	319,929	2,150

Turkiye Garanti Bankasi A.S.	867,391	5,027

Turkiye Halk Bankasi A.S.	129,790	1,200

Turkiye Is Bankasi, Class C	650,521	2,761

Turkiye Vakiflar Bankasi Tao, Class D	302,791	919
Yapi ve Kredi Bankasi A.S. *	362,129	1,250
		26,610
Total Common Stocks
(Cost $1,071,281) (4)		1,323,220

PREFERRED STOCKS – 9.6%

Brazil – 9.0%

AES Tiete S.A.	40,753	544

Banco Bradesco S.A.	754,401	15,124

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 9.6% – continued

Brazil – 9.0% – continued

Banco do Estado do Rio Grande do Sul, Class B	72,918	$734

Bradespar S.A.	94,501	2,262

Brasil Telecom S.A. *	134,702	888

Braskem S.A., Class A *	66,041	671

Centrais Eletricas Brasileiras S.A., Class B	78,041	1,172

Cia Brasileira de Distribuicao Grupo Paode Acucar, Class A	37,451	1,292

Cia de Bebidas das Americas	60,892	7,379

Cia de Bebidas das Americas - Receipt *	376	45

Cia de Transmissao de Energia Eletrica Paulista	12,546	385

Cia Energetica de Minas Gerais	158,962	2,579

Cia Energetica de Sao Paulo, Class B	63,708	953

Cia Paranaense de Energia, Class B	41,444	912

Eletropaulo Metropolitana de Sao Paulo S.A., Class B	35,677	637

Gerdau S.A.	271,277	3,639

Gol Linhas Aereas Inteligentes S.A.	40,056	614

Investimentos Itau S.A.	945,917	7,223

Itau Unibanco Holding S.A.	941,103	22,510

Klabin S.A.	157,821	438

Lojas Americanas S.A.	128,650	1,177

Metalurgica Gerdau S.A.	115,199	1,860

NET Servicos de Comunicacao S.A. (Sao Paulo Exchange) *	83,015	1,084

Petroleo Brasileiro S.A - Petrobras	1,653,695	26,672

Suzano Papel e Celulose S.A.	72,483	688

TAM S.A.	30,436	689

Tele Norte Leste Participacoes S.A.	103,899	1,486

Telemar Norte Leste S.A., Class A *	10,623	282

Tim Participacoes S.A.	231,104	744

Ultrapar Participacoes S.A.	30,431	1,831

Usinas Siderurgicas de Minas Gerais S.A., Class A	186,644	2,504

Vale Fertilizantes S.A. *	39,434	415

Vale S.A., Class A	825,930	22,601
Vivo Participacoes S.A.	63,760	1,741
		133,775

Colombia – 0.1%
BanColombia S.A.	82,713	1,368

Russia – 0.1%

Sberbank of Russia	402,424	847
Surgutneftegaz	1,460,290	716
		1,563

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 9.6% – continued

South Korea – 0.4%

Hyundai Motor Co.	9,148	$425

Hyundai Motor Co., Class 2	15,201	736

LG Electronics, Inc.	7,056	235
Samsung Electronics Co. Ltd.	8,504	4,154
		5,550
Total Preferred Stocks
(Cost $112,028) (4)		142,256

RIGHTS – 0.0%

Taiwan – 0.0%

Young Fast Optoelectronics Co. Ltd.	1,673	4
Total Rights
(Cost $5) (4)		4

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - Diversified Assets Portfolio (5)(6)	4,944,502	4,944

Vanguard Emerging Markets ETF	112,047	5,087
Total Investment Companies
(Cost $9,013)		10,031

Total Investments – 99.4%
(Cost $1,192,327)		1,475,511

Other Assets less Liabilities – 0.6%		9,171
NET ASSETS – 100.0%		$1,484,682

(1)	When-Issued Security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $2,621,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Reliance Industries Ltd., GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

(5)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,120,000 with net purchases of approximately $2,824,000 during the six months ended September 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Dax Index (Euro)	6	$1,276	Long	12/10	$2
FTSE JSE (South African Rand)	81	3,063	Long	12/10	85
Hang Seng Index (Hong Kong Dollar)	21	3,022	Long	10/10	(3)
MSCI Taiwan Index (U.S. Dollar)	110	3,201	Long	10/10	12
S&P/TSX (Canadian Dollar)	12	1,663	Long	12/10	33
SPI 200 (Australian Dollar)	14	1,556	Long	12/10	(22)
TOPIX Index (Japanese Yen)	1	99	Long	12/10	1

Total					$108

At September 30, 2010, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.7%
Brazillian Real	16.3
Korean Won	13.2
Taiwan Dollar	10.5
United States Dollar	8.4
Indian Rupee	7.6
South African Rand	7.5
All other currencies less than 5%	18.8

Total	100.0%

At September 30, 2010, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (000s)
United States Dollar	597	Chilean Peso	289,550	10/4/2010	$–
United States Dollar	1,200	Taiwan Dollar	37,464	10/4/2010	–
United States Dollar	476	Hong Kong Dollar	3,696	12/15/10	1

Total					$1

At September 30, 2010, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.8%
Consumer Staples	6.9
Energy	14.1
Financials	25.9
Health Care	0.8
Industrials	7.2
Information Technology	12.4
Materials	14.4
Telecommunication Services	8.0
Utilities	3.5

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$16,694	$79,732	$–	$96,426
Consumer Staples	32,088	60,203	–	92,291
Energy	35,606	142,616	–	178,222
Financials	33,270	298,991	54	332,315
Health Care	396	10,993	–	11,389
Industrials	14,417	88,945	–	103,362
Information Technology	6,551	171,239	–	177,790
Materials	54,227	121,244	–	175,471
Telecommunication Services	29,146	82,706	–	111,852
Utilities	12,136	31,966	–	44,102
Preferred Stocks
Consumer Discretionary	2,261	1,395	–	3,656
Consumer Staples	8,671	45	–	8,716
Energy	28,503	716	–	29,219
Financials	46,959	847	–	47,806
Industrials	1,304		–	1,304
Information Technology	–	4,154	–	4,154
Materials	35,078	–	–	35,078
Telecommunication Services	5,141	–	–	5,141
Utilities	7,182	–	–	7,182
Rights
Information Technology	4	–	–	4

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$10,031	$–	$–	$10,031
Total Investments	$379,665	$1,095,792	$54	$1,475,511

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$133	$–	$–	$133
Forward Foreign Currency Exchange Contracts	–	1	–	1
Liabilities
Futures Contracts	(25)	–	–	(25)
Forward Foreign Currency Exchange Contracts	–	–	–	–
Total Other Financial Instruments	$108	$1	$–	$109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000s)	NET REALIZED GAINS(LOSSES) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000s)		NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/10 (000s)
Common Stock Financials	$59	$–		$(5)	$–	$–	$54

The amount of change in net unrealized loss on investments in Level 3 securities still held at September 30, 2010 was approximately $5, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE ( 000s)
COMMON STOCKS – 97.4%

Australia – 7.8%

BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—

Bunnings Warehouse Property Trust	286,007	510

CFS Retail Property Trust	1,250,703	2,291

Charter Hall Office REIT	323,576	763

Charter Hall Retail REIT	202,946	565

Commonwealth Property Office Fund	1,326,150	1,179

Dexus Property Group	3,214,550	2,656

FKP Property Group	593,766	488

Goodman Group	4,231,804	2,638

GPT Group	1,232,686	3,507

ING Industrial Fund	1,712,687	811

ING Office Fund	1,812,669	1,051

Mirvac Group	2,269,220	2,917

Stockland	1,583,143	5,875
Westfield Group	1,533,178	18,167
		43,418

Austria – 0.3%

CA Immobilien Anlagen A.G *	58,141	829
Conwert Immobilien Invest S.E.	56,565	815
		1,644

Belgium – 0.5%

Befimmo SCA Sicafi	11,125	941

Cofinimmo	8,854	1,176

Intervest Offices	4,604	144

Leasinvest Real Estate SCA	1,126	98

Warehouses De Pauw SCA	6,147	316
Wereldhave Belgium N.V.	1,399	122
		2,797

Brazil – 3.1%

Aliansce Shopping Centers S.A.	68,879	529

BR Malls Participacoes S.A.	201,196	1,681

BR Properties S.A.	92,156	888

Brookfield Incorporacoes S.A.	144,979	779

Camargo Correa Desenvolvimento Imobiliario S.A.	28,658	108

Cyrela Brazil Realty S.A. Empreendimentose Participacoes	210,552	2,980

Gafisa S.A.	285,300	2,201

General Shopping Brasil S.A. *	17,004	101

Iguatemi Empresa de Shopping Centers S.A.	26,424	593

Inpar S.A. *	143,385	264

MRV Engenharia e Participacoes S.A.	160,065	1,519

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Brazil – 3.1% – continued

Multiplan Empreendimentos Imobiliarios S.A.	32,846	$697

PDG Realty S.A. Empreendimentos e Participacoes	365,091	4,348
Rodobens Negocios Imobiliarios S.A.	16,343	168
		16,856

Canada – 3.2%

Allied Properties Real Estate Investment Trust	25,980	573

Artis Real Estate Investment Trust	43,592	586

Boardwalk Real Estate Investment Trust	32,265	1,474

Calloway Real Estate Investment Trust	61,563	1,446

Canadian Apartment Properties Real Estate Investment Trust	45,461	751

Canadian Real Estate Investment Trust	43,906	1,334

Chartwell Seniors Housing Real Estate Investment Trust	84,657	740

Cominar Real Estate Investment Trust	40,850	861

Crombie Real Estate Investment Trust	23,040	287

Dundee Real Estate Investment Trust	27,440	749

Extendicare Real Estate Investment Trust	53,078	529

First Capital Realty, Inc.	42,595	642

H&R Real Estate Investment Trust	95,621	1,835

InnVest Real Estate Investment Trust	59,708	417

Killam Properties, Inc.	29,304	277

Morguard Real Estate Investment Trust	28,156	376

Northern Property Real Estate Investment Trust	15,151	377

Primaris Retail Real Estate Investment Trust	45,336	860
RioCan Real Estate Investment Trust	161,675	3,601
		17,715

China – 2.6%

Agile Property Holdings Ltd.	921,979	1,043

Beijing North Star Co. Ltd., Class H	477,662	135

China Merchants Property Development Co. Ltd., Class B	171,308	328

China Overseas Land & Investment Ltd.	2,712,542	5,741

China Vanke Co. Ltd., Class B	871,656	1,103

Country Garden Holdings Co.	2,218,444	723

Guangzhou R&F Properties Co. Ltd., Class H	641,802	899

KWG Property Holding Ltd.	773,095	592

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	180,703	145

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	338,631	537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

China – 2.6% – continued

Shimao Property Holdings Ltd.	940,369	$1,564

Shui On Land Ltd.	1,706,078	834
Soho China Ltd.	1,377,256	976
		14,620

Egypt – 0.1%

Six of October Development & Investment Co. *	24,173	391

Finland – 0.2%

Citycon OYJ	110,585	472

Sponda OYJ	138,626	674
Technopolis PLC	37,894	211
		1,357

France – 4.4%

Affine S.A.	2,557	60

Fonciere Des Regions	24,221	2,582

Gecina S.A.	12,413	1,474

ICADE	13,610	1,431

Klepierre	63,010	2,436

Mercialys S.A.	30,607	1,193

Societe de la Tour Eiffel	3,653	289

Societe Immobiliere de Location pour I’Industrie et le Commerce	8,615	1,112
Unibail-Rodamco S.E.	60,667	13,489
		24,066

Germany – 0.5%

Alstria Office REIT A.G.	18,484	257

Colonia Real Estate A.G. *	18,933	108

Deutsche Euroshop A.G.	29,202	1,035

Deutsche Wohnen A.G. (Bearer) *	54,559	649

DIC Asset A.G.	19,370	193

GAGFAH S.A.	60,172	479

Patrizia Immobilien A.G.*	17,710	78
TAG Immobilien A.G.*	23,510	171
		2,970

Greece – 0.0%

Babis Vovos International Construction S.A. *	16,810	55

Eurobank Properties Real Estate Investment Co.	12,561	103
Lamda Development S.A. *	8,746	45
		203

Hong Kong–12.6%

Champion REIT	1,635,846	844

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 97.4% – continued

Hong Kong – 12.6% – continued

China Resources Land Ltd.	1,339,218	$2,724

Hang Lung Properties Ltd.	1,375,452	6,708

Henderson Land Development Co. Ltd.	713,075	5,069

Hongkong Land Holdings Ltd.	1,120,618	6,965

Hopson Development Holdings Ltd.	465,505	519

Hysan Development Co. Ltd.	523,239	1,872

Kerry Properties Ltd.	474,599	2,563

Link REIT (The)	1,472,699	4,362

New World China Land Ltd.	1,141,933	423

New World Development Ltd.	1,942,708	3,906

Poly Hong Kong Investment Ltd.	1,197,000	1,281

Shenzhen Investment Ltd.	1,756,443	630

Sino Land Co. Ltd.	1,622,273	3,352

Sun Hung Kai Properties Ltd.	1,277,808	21,922

Wharf Holdings Ltd.	914,289	5,881
Yuexiu Property Co. Ltd. *	3,538,000	873
		69,894

India – 1.1%

Anant Raj Industries Ltd.	79,423	249

Ansal Properties & Infrastructure Ltd.	55,952	117

DLF Ltd.	339,504	2,854

IVRCL Assets & Holdings Ltd. *	19,567	56

Mahindra Lifespace Developers Ltd.	13,883	147

Parsvnath Developers Ltd. *	39,082	126

Peninsula Land Ltd.	74,147	107
Unitech Ltd.	1,214,476	2,388
		6,044

Indonesia – 0.3%

Alam Sutera Realty Tbk PT	3,611,640	83

Bakrieland Development Tbk PT	25,996,643	447

Ciputra Development Tbk PT *	7,617,290	325

Ciputra Surya Tbk PT *	530,000	37

Lippo Karawaci Tbk PT *	8,014,425	503

Sentul City Tbk PT *	6,778,764	88
Summarecon Agung Tbk PT	3,218,000	397
		1,880

Israel – 0.1%
Azrieli Group *	22,707	583

Italy – 0.1%

Beni Stabili S.p.A.	630,664	592
Immobiliare Grande Distribuzione	82,132	135
		727

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Japan – 8.5%

Aeon Mall Co. Ltd.	60,197	$1,466

Daibiru Corp.	38,900	289

Japan Prime Realty Investment Corp.	469	1,033

Japan Real Estate Investment Corp.	325	2,958

Japan Retail Fund Investment Corp.	1,028	1,449

Kenedix Realty Investment Corp.	156	591

Mitsubishi Estate Co. Ltd.	693,318	11,304

Mitsui Fudosan Co. Ltd.	585,562	9,877

Mori Trust Sogo REIT, Inc.	53	448

Nippon Building Fund, Inc.	360	3,152

Nomura Real Estate Holdings, Inc.	50,300	716

Nomura Real Estate Office Fund, Inc.	201	1,116

NTT Urban Development Corp.	870	733

Orix JREIT, Inc.	166	809

Premier Investment Corp.	87	399

Sumitomo Realty & Development Co. Ltd.	316,425	6,555

Tokyo Tatemono Co. Ltd.	215,201	827

Tokyu Land Corp.	264,556	1,100

Tokyu REIT, Inc.	84	442

Top REIT, Inc.	103	577
United Urban Investment Corp.	132	910
		46,751

Malaysia – 0.6%

CapitaMalls Malaysia Trust *	676,000	241

Eastern & Oriental Bhd. *	522,400	199

Glomac Bhd.	99,000	48

IGB Corp. Bhd.	745,309	437

IJM Land Bhd.	219,250	170

KLCC Property Holdings Bhd.	311,448	334

Land & General Bhd. *	426,727	66

LBS Bina Group Bhd. *	193,600	32

SP Setia Bhd.	672,511	979

Sunrise Bhd.	248,000	170

Sunway City Bhd.	124,700	160

Tebrau Teguh Bhd. *	337,500	86
YNH Property Bhd.	270,686	152
		3,074

Mexico – 0.5%

Consorcio ARA S.A.B. de C.V.	654,517	423

Corporacion GEO S.A.B. de C.V., Series B *	270,834	777

Desarrolladora Homex S.A.B. de C.V. *	167,485	904

Sare Holding S.A.B. de C.V., Class B *	260,405	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Mexico – 0.5% – continued
Urbi Desarrollos Urbanos S.A.B. de C.V. *	323,126	$673
		2,834

Netherlands – 1.5%

Corio N.V.	60,461	4,135

Eurocommercial Properties N.V.- CVA	26,773	1,242

Nieuwe Steen Investments N.V.	26,219	525

Vastned Offices/Industrial N.V.	12,478	206

Vastned Retail N.V.	12,259	835
Wereldhave N.V.	14,126	1,372
		8,315

New Zealand – 0.1%

Kiwi Income Property Trust	641,563	475

Norway – 0.1%

Norwegian Property ASA *	333,898	577

Philippines – 0.6%

Ayala Land, Inc.	3,429,951	1,373

Filinvest Land, Inc.	6,415,989	193

Megaworld Corp.	6,836,101	345

Robinsons Land Corp.	726,275	265

SM Prime Holdings, Inc.	2,673,903	768
Vista Land & Lifescapes, Inc.	2,255,661	165
		3,109

Poland – 0.1%

Globe Trade Centre S.A. *	72,514	553
LC Corp. S.A. *	144,505	82
		635

Singapore – 4.6%

Allgreen Properties Ltd.	526,562	473

Ascendas Real Estate Investment Trust	1,241,753	2,072

CapitaCommercial Trust	1,405,014	1,583

CapitaLand Ltd.	2,106,915	6,500

CapitaMall Trust	1,572,715	2,573

CapitaMalls Asia Ltd.	1,032,000	1,698

CDL Hospitality Trusts	476,610	773

City Developments Ltd.	453,000	4,392

Keppel Land Ltd.	482,027	1,483

Mapletree Logistics Trust	1,030,299	682

Singapore Land Ltd.	108,756	583

Suntec Real Estate Investment Trust	1,224,291	1,407

Wing Tai Holdings Ltd.	397,380	524
Yanlord Land Group Ltd.	387,000	516
		25,259

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

South Africa - 1.4%

Emira Property Fund	244,021	$457

Fountainhead Property Trust	664,462	660

Growthpoint Properties Ltd.	1,027,510	2,524

Hyprop Investments Ltd.	82,658	634

Pangbourne Properties Ltd.	293,649	810

Redefine Properties Ltd.	1,786,262	2,066
SA Corporate Real Estate Fund	1,403,811	622
		7,773

Spain – 0.1%

Inmobiliaria Colonial S.A. *	2,269,862	294

Sweden – 1.0%

Castellum AB	114,380	1,522

Fabege AB	109,232	1,097

Hufvudstaden AB, Class A	100,837	1,087

Klovern AB	82,318	396

Kungsleden AB	91,173	775
Wihlborgs Fastigheter AB	25,452	701
		5,578

Switzerland – 0.9%

Allreal Holding A.G. (Registered)	4,511	611

PSP Swiss Property A.G. (Registered) *	30,736	2,273

Swiss Prime Site A.G. (Registered) *	27,079	1,921
Zueblin Immobilien Holding A.G. (Registered) *	28,699	105
		4,910

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	96,539	134

Thailand – 0.6%

Amata Corp. PCL (Registered)	204,186	108

Amata Corp. PCL NVDR	7,171	4

Asian Property Development PCL NVDR	22,337	6

Asian Property Development PCL (Registered)	439,399	109

Central Pattana PCL (Registered)	401,563	400

Central Pattana PCL NVDR	30,641	30

Land and Houses PCL	4,769,900	1,161

Land and Houses PCL NVDR	218,202	53

LPN Development PCL (Registered)	947,603	328

LPN Development PCL NVDR	34,500	12

Property Perfect PCL (Registered)	487,301	74

Property Perfect PCL NVDR	56,627	9

Pruksa Real Estate PCL (Registered)	3,200	3

Pruksa Real Estate PCL NVDR	432,500	346

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Thailand – 0.6% – continued

Quality Houses PCL (Registered)	1,437,210	$125

Quality Houses PCL NVDR	257,265	22

SC Asset Corp. PCL (Registered)	91,400	48

SC Asset Corp. PCL NVDR	689	–
Supalai PCL (Registered)	1,145,755	438
		3,276

Turkey – 0.0%

Alarko Gayrimenkul Yatirim Ortakligi A.S. *	3,482	43

Dogus GE Gayrimenkul Yatirim Ortakligi A.S. *	32,331	32
Is Gayrimenkul Yatirim Ortakligi A.S.	121,483	145
		220

United Kingdom – 4.5%

A&J Mucklow Group PLC	16,075	71

Big Yellow Group PLC	87,061	447

British Land Co. PLC	580,337	4,242

Capital & Counties Properties PLC *	412,082	850

Capital Shopping Centres Group PLC	417,095	2,407

CLS Holdings PLC *	16,316	134

Daejan Holdings PLC	3,274	134

Derwent London PLC	66,815	1,581

Development Securities PLC	81,259	294

Grainger PLC	206,714	357

Great Portland Estates PLC	207,259	1,112

Hammerson PLC	470,028	2,913

Helical Bar PLC	70,828	331

Invista Foundation Property Trust Ltd.	235,064	155

Land Securities Group PLC	507,784	5,103

Minerva PLC *	105,170	155

Primary Health Properties PLC	42,419	200

Quintain Estates & Development PLC *	344,814	235

Safestore Holdings PLC	94,162	183

Segro PLC	487,746	2,095

Shaftesbury PLC	149,269	1,016

St. Modwen Properties PLC	100,272	268

Unite Group PLC *	105,804	366
Workspace Group PLC	752,018	255
		24,904

United States – 35.4%

Acadia Realty Trust	26,544	504

Agree Realty Corp.	6,393	161

Alexander’s, Inc.	1,357	429

Alexandria Real Estate Equities, Inc.	33,229	2,326

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 35.4% – continued

AMB Property Corp.	111,702	$2,957

American Campus Communities, Inc.	44,255	1,347

Apartment Investment & Management Co., Class A	77,702	1,661

Ashford Hospitality Trust, Inc. *	33,970	307

Associated Estates Realty Corp.	21,087	295

AvalonBay Communities, Inc.	56,620	5,885

BioMed Realty Trust, Inc.	75,478	1,353

Boston Properties, Inc.	92,061	7,652

Brandywine Realty Trust	87,284	1,069

BRE Properties, Inc.	42,371	1,758

Brookfield Properties Corp.	249,448	3,896

Camden Property Trust	44,549	2,137

CapLease, Inc.	38,469	215

CBL & Associates Properties, Inc.	91,590	1,196

Cedar Shopping Centers, Inc.	42,754	260

Cogdell Spencer, Inc.	32,935	208

Colonial Properties Trust	47,072	762

CommonWealth REIT	47,530	1,217

CommonWealth REIT – (Fractional Shares) *	75,000	—

Corporate Office Properties Trust	39,167	1,461

Corrections Corp. of America *	73,404	1,812

Cousins Properties, Inc.	68,211	487

DCT Industrial Trust, Inc.	141,201	676

Developers Diversified Realty Corp.	165,869	1,861

DiamondRock Hospitality Co. *	102,464	972

Digital Realty Trust, Inc.	58,020	3,580

Douglas Emmett, Inc.	61,034	1,069

Duke Realty Corp.	167,008	1,936

DuPont Fabros Technology, Inc.	39,099	983

EastGroup Properties, Inc.	17,724	663

Education Realty Trust, Inc.	38,216	273

Entertainment Properties Trust	30,902	1,334

Equity Lifestyle Properties, Inc.	20,347	1,109

Equity One, Inc.	30,955	523

Equity Residential	187,307	8,910

Essex Property Trust, Inc.	19,951	2,183

Extra Space Storage, Inc.	57,884	928

Federal Realty Investment Trust	40,503	3,307

FelCor Lodging Trust, Inc. *	65,031	299

First Industrial Realty Trust, Inc. *	41,043	208

First Potomac Realty Trust	25,445	382

Forest City Enterprises, Inc., Class A *	90,103	1,156

Franklin Street Properties Corp.	52,520	652

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 35.4% – continued

Getty Realty Corp.	15,089	$405

Glimcher Realty Trust	56,919	350

Government Properties Income Trust	20,256	541

HCP, Inc.	205,988	7,411

Health Care REIT, Inc.	82,744	3,917

Healthcare Realty Trust, Inc.	42,282	989

Hersha Hospitality Trust	92,069	477

Highwoods Properties, Inc.	47,593	1,545

Home Properties, Inc.	24,918	1,318

Hospitality Properties Trust	82,003	1,831

Host Hotels & Resorts, Inc.	434,011	6,285

Inland Real Estate Corp.	56,143	467

Investors Real Estate Trust	50,078	420

Kilroy Realty Corp.	34,738	1,151

Kimco Realty Corp.	269,376	4,243

Kite Realty Group Trust	42,538	189

LaSalle Hotel Properties	46,340	1,084

Lexington Realty Trust	88,416	633

Liberty Property Trust	74,949	2,391

LTC Properties, Inc.	15,873	405

Macerich (The) Co.	86,493	3,715

Mack-Cali Realty Corp.	52,625	1,721

Medical Properties Trust, Inc.	73,602	746

Mid-America Apartment Communities, Inc.	21,774	1,269

National Health Investors, Inc.	18,397	811

National Healthcare Corp.	6,898	256

National Retail Properties, Inc.	55,316	1,389

Nationwide Health Properties, Inc.	82,223	3,180

Omega Healthcare Investors, Inc.	62,921	1,413

Orient-Express Hotels Ltd., Class A *	59,684	665

Parkway Properties, Inc.	14,446	214

Pennsylvania Real Estate Investment Trust	36,941	438

Piedmont Office Realty Trust, Inc., Class A	46,157	873

Post Properties, Inc.	32,130	897

ProLogis	314,412	3,704

PS Business Parks, Inc.	12,203	690

Public Storage	84,792	8,228

Ramco-Gershenson Properties Trust	25,357	272

Realty Income Corp.	69,295	2,337

Regency Centers Corp.	54,177	2,138

Saul Centers, Inc.	9,005	378

Senior Housing Properties Trust	84,392	1,983

Simon Property Group, Inc.	192,628	17,864

SL Green Realty Corp.	51,733	3,276

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 35.4% – continued

Sovran Self Storage, Inc.	18,370	$696

Strategic Hotels & Resorts, Inc. *	101,510	430

Sun Communities, Inc.	12,732	391

Sunstone Hotel Investors, Inc. *	64,790	588

Tanger Factory Outlet Centers, Inc.	26,791	1,263

Taubman Centers, Inc.	27,163	1,212

TravelCenters of America LLC - (Fractional Shares) (1) *	50,000	–

UDR, Inc.	119,974	2,534

Universal Health Realty Income Trust	8,218	283

Urstadt Biddle Properties, Inc., Class A	13,639	247

U-Store-It Trust	62,051	518

Ventas, Inc.	104,000	5,363

Vornado Realty Trust	120,817	10,334

Washington Real Estate Investment Trust	41,484	1,316

Weingarten Realty Investors	79,520	1,735
Winthrop Realty Trust	12,952	160
		195,938
Total Common Stocks
(Cost $497,221) (2)		539,221

INVESTMENT COMPANIES – 0.8%

F&C Commercial Property Trust Ltd.	177,485	257

ING UK Real Estate Income Trust Ltd.	234,147	167

IRP Property Investments Ltd.	55,276	68

ISIS Property Ltd.	38,219	58

Northern Institutional Funds - Diversified Assets Portfolio (3)(4)	2,937,847	2,938

ProLogis European Properties *	93,229	563

Standard Life Investment Property Income Trust PLC	79,704	79
UK Commercial Property Trust Ltd.	238,255	287
Total Investment Companies
(Cost $4,648) (2)		4,417

RIGHTS – 0.0%

Singapore – 0.0%
Mapletree Logistics Trust	82,423	3
Total Rights
(Cost $3) (2)		3

Total Investments – 98.2%
(Cost $501,872)		543,641
Other Assets less Liabilities – 1.8%		9,795
NET ASSETS – 100.0%		$553,436

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,389,000 with net purchases of approximately $1,549,000 during the six months ended September 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS/(LOSSES) (000s)
Euro Stoxx 50 (Euro)	44	$1,642	Long	12/10	$(19)
Hang Seng Index (Hong Kong Dollar)	14	2,014	Long	10/10	(2)
SPI 200 (Australian Dollar)	15	1,667	Long	12/10	(22)
S&P MidCap 400 E-Mini (U.S. Dollar)	81	6,481	Long	12/10	313
TOPIX Index (Japanese Yen)	9	891	Long	12/10	(3)

Total					$267

At September 30, 2010, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Services & Supply	0.3%
Hotels Restaurants & Leisure	0.1
Household Durables	2.8
Real Estate	4.0
Real Estate Investment Trusts	58.4
Real Estate Management/Development	34.4

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	36.9%
Hong Kong Dollar	14.2
Japanese Yen	8.7
Australian Dollar	8.0
Euro	7.9
All other currencies less than 5%	24.3

Total	100.0%

At September 30, 2010, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (000s)
United States Dollar	60	New Zealand Dollar	81	10/1/10	$ –
Australian Dollar	213	United States Dollar	195	12/15/10	(9)
British Pound	93	United States Dollar	144	12/15/10	(3)
Euro	2,196	United States Dollar	2,796	12/15/10	(195)
United States Dollar	280	Australian Dollar	292	12/15/10	(1)
United States Dollar	170	Euro	128	12/15/10	5
United States Dollar	330	Hong Kong Dollar	2,559	12/15/10	–
United States Dollar	919	Hong Kong Dollar	7,135	12/15/10	1
United States Dollar	491	Japanese Yen	41,149	12/15/10	2
United States Dollar	240	Japanese Yen	20,412	12/15/10	5
United States Dollar	21	Swiss Franc	21	12/15/10	1

Total					$(194)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on September 30, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$15,866	$ –		$ –	$15,866

Financials	215,409	305,878		–	521,287

Health Care	256	–		–	256

Industrials	1,812	–		–	1,812

Investment Companies	2,938	1,479		–	4,417
Rights Financials	–	3		–	3
Total Investments	$236,281	$307,360		$ –	$543,641
OTHER FINANCIAL INSTRUMENTS
Assets

Futures Contracts	$313	$ –		$ –	$313

Forward Foreign Currency Exchange Contracts	–	14		–	14

Liabilities

Futures Contracts	(46)	–		–	(46)

Forward Foreign Currency Exchange Contracts	–	(208)		–	(208)
Total Other Financial Instruments	$267		$(194)	$ –	$73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Australia – 4.5%

AGL Energy Ltd.	3,261	$51

Alumina Ltd.	18,073	32

Amcor Ltd.	8,838	56

AMP Ltd.	15,035	74

Australia & New Zealand Banking Group Ltd.	18,354	420

Bendigo and Adelaide Bank Ltd.	2,609	23

Billabong International Ltd.	1,561	12

BlueScope Steel Ltd.	13,501	29

Boral Ltd.	5,213	23

Brambles Ltd.	10,305	63

CFS Retail Property Trust	12,689	23

Coca-Cola Amatil Ltd.	4,093	47

Commonwealth Bank of Australia	11,222	555

CSL Ltd.	4,166	133

CSR Ltd.	12,009	21

Dexus Property Group	34,922	29

Fortescue Metals Group Ltd. *	9,019	46

GPT Group	12,776	36

Insurance Australia Group Ltd.	15,077	53

MacArthur Coal Ltd.	922	11

Mirvac Group	23,664	30

National Australia Bank Ltd.	15,368	376

Newcrest Mining Ltd.	5,539	212

OneSteel Ltd.	9,639	27

Orica Ltd.	2,619	65

Origin Energy Ltd.	6,382	98

OZ Minerals Ltd. *	22,617	32

Santos Ltd.	6,043	75

Sims Metal Management Ltd.	1,184	20

SP AusNet	12,257	10

Stockland	17,279	64

Suncorp-Metway Ltd.	9,291	81

Transurban Group	9,166	44

Westpac Banking Corp.	21,576	485

Woolworths Ltd.	8,996	251
WorleyParsons Ltd.	1,388	30
		3,637

Austria – 0.2%

Erste Group Bank A.G.	1,370	55

OMV A.G.	1,087	41

Telekom Austria A.G.	2,544	38

Verbund - Oesterreichische Elektrizitatswirtschafts A.G.	553	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Austria – 0.2% – continued

Voestalpine A.G.	795	$29
		183

Belgium – 0.3%

Colruyt S.A.	109	29

Delhaize Group S.A.	731	53

Dexia S.A. *	4,303	19

KBC Groep N.V. *	1,168	52

Solvay S.A., Class A	430	46
Umicore	827	36
		235

Canada – 5.8%

Agnico-Eagle Mines Ltd.	1,178	84

Agrium, Inc.	1,190	89

Bank of Nova Scotia	7,418	396

BCE, Inc.	1,849	60

Bombardier, Inc., Class B	10,442	51

CAE, Inc.	1,900	20

Canadian National Railway Co.	3,448	220

Canadian Oil Sands Trust	1,700	42

Canadian Pacific Railway Ltd.	1,258	77

Canadian Tire Corp. Ltd., Class A	529	29

Canadian Utilities Ltd., Class A	596	29

Cenovus Energy, Inc.	5,432	156

CGI Group, Inc., Class A *	1,800	27

Empire Co. Ltd.	200	11

Enbridge, Inc.	2,635	138

Finning International, Inc.	1,218	28

Gildan Activewear, Inc. *	813	23

Goldcorp, Inc.	5,300	230

Inmet Mining Corp.	358	20

Kinross Gold Corp.	8,143	153

Loblaw Cos. Ltd.	772	31

Metro, Inc., Class A	774	33

Nexen, Inc.	3,783	76

Open Text Corp. *	400	19

Potash Corp. of Saskatchewan, Inc.	2,165	310

Research in Motion Ltd. *	3,600	175

Rogers Communications, Inc., Class B	3,205	120

Royal Bank of Canada	10,307	537

Saputo, Inc.	1,014	35

Suncor Energy, Inc.	11,347	369

Talisman Energy, Inc.	7,377	129

Teck Resources Ltd., Class B	3,544	146

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Canada – 5.8% – continued

Tim Hortons, Inc.	1,300	$47

Toronto-Dominion Bank (The)	6,345	459

TransAlta Corp.	1,543	33

TransCanada Corp.	5,005	186

Valeant Pharmaceuticals International, Inc.	1,900	48

Viterra, Inc. *	2,817	25

Yamana Gold, Inc.	5,408	62
Yellow Pages Income Fund	1,800	10
		4,733

Denmark – 0.6%

Danske Bank A/S *	3,289	79

DSV A/S	1,495	30

Novo Nordisk A/S, Class B	3,154	312

Novozymes A/S, Class B	334	43
Vestas Wind Systems A/S *	1,476	56
		520

Finland – 0.6%

Kesko OYJ, Class B	482	23

Metso OYJ	926	42

Neste Oil OYJ	958	15

Nokia OYJ	27,143	273

Outokumpu OYJ	925	18

Rautaruukki OYJ	718	15

Sanoma OYJ	586	12

Stora Enso OYJ, Class R	4,215	42
UPM-Kymmene OYJ	3,766	65
		505

France – 3.3%

Air Liquide S.A.	2,050	251

Bouygues S.A.	1,671	72

Bureau Veritas S.A.	354	25

Carrefour S.A.	4,343	234

Casino Guichard Perrachon S.A.	400	37

Christian Dior S.A.	462	61

Cie de Saint-Gobain	2,788	124

Cie Generale de Geophysique - Veritas *	1,041	23

CNP Assurances	1,085	20

Danone	4,226	253

France Telecom S.A.	13,433	291

Imerys S.A.	274	16

Lagardere S.C.A.	854	33

L’Oreal S.A.	1,738	196

LVMH Moet Hennessy Louis Vuitton S.A.	1,774	261

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

France – 3.3% – continued

Peugeot S.A. *	1,100	$37

Renault S.A. *	1,393	72

Schneider Electric S.A.	1,741	221

Societe BIC S.A.	190	15

Suez Environnement S.A.	1,956	36

Technip S.A.	712	57

Unibail-Rodamco S.E.	661	147

Veolia Environnement	2,507	66
Vinci S.A.	3,158	159
		2,707

Germany – 2.5%

Adidas A.G.	1,513	94

BASF S.E.	6,654	420

Bayerische Motoren Werke A.G.	2,396	168

Beiersdorf A.G.	697	43

Commerzbank A.G. *	5,133	42

Continental A.G. *	362	28

Deutsche Boerse A.G.	1,408	94

Deutsche Lufthansa A.G. (Registered) *	1,656	31

Deutsche Post A.G. (Registered)	6,104	111

Deutsche Postbank A.G. *	631	21

Fraport A.G. Frankfurt Airport Services Worldwide	258	16

HeidelbergCement A.G.	1,019	49

Henkel A.G. & Co. KGaA	942	43

Hochtief A.G.	328	28

K+S A.G.	1,040	62

Linde A.G.	1,223	160

Merck KGaA	467	39

Metro A.G.	940	61

Muenchener Rueckversicherungs A.G. (Registered)	1,364	189

Puma A.G. Rudolf Dassler Sport	38	13

Salzgitter A.G.	304	20

SAP A.G.	6,215	308

Suedzucker A.G.	476	11
Wacker Chemie A.G.	114	21
		2,072

Greece – 0.2%

Alpha Bank A.E. *	3,684	23

Coca Cola Hellenic Bottling Co. S.A.	1,327	35

National Bank of Greece S.A. *	4,403	43

Piraeus Bank S.A. *	2,447	12

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Greece – 0.2% & – continued
Public Power Corp. S.A.	988	$15
		128

Hong Kong – 0.9%

Cathay Pacific Airways Ltd.	9,000	24

Cheung Kong Infrastructure Holdings Ltd.	3,000	12

CLP Holdings Ltd.	14,099	113

Esprit Holdings Ltd.	8,400	45

Hang Seng Bank Ltd.	5,578	82

Hong Kong & China Gas Co. Ltd.	31,469	80

Hong Kong Exchanges and Clearing Ltd.	7,400	145

Hongkong Electric Holdings Ltd.	10,258	62

Li & Fung Ltd.	16,000	90

Mongolia Energy Co. Ltd. *	22,000	9
MTR Corp.	10,028	38
		700

Ireland – 0.8%

Accenture PLC, Class A	4,600	195

CRH PLC	5,130	85

Experian PLC	7,406	81

Ingersoll-Rand PLC	2,380	85

Kerry Group PLC, Class A	981	34

Shire PLC	4,063	92
XL Group PLC	2,500	54
		626

Israel – 0.2%

Bank Hapoalim BM *	7,160	33

Bank Leumi Le-Israel BM *	8,527	40

Bezeq Israeli Telecommunication Corp. Ltd.	12,576	31

Cellcom Israel Ltd.	359	11

Delek Group Ltd.	29	8

Discount Investment Corp.	184	4

Israel Chemicals Ltd.	3,223	45

Israel Discount Bank Ltd., Class A *	3,864	8
Mizrahi Tefahot Bank Ltd.	876	8
		188

Italy – 1.8%

A2A S.p.A.	8,006	12

Assicurazioni Generali S.p.A.	8,472	171

Atlantia S.p.A.	1,712	36

Autogrill S.p.A. *	824	10

ENI S.p.A.	18,868	407

Intesa Sanpaolo S.p.A.	55,833	182

Intesa Sanpaolo S.p.A. (RSP)	6,790	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Italy – 1.8% – continued

Parmalat S.p.A.	12,495	$32

Pirelli & C. S.p.A.	1,700	14

Saipem S.p.A.	1,917	77

Snam Rete Gas S.p.A.	10,337	52

Telecom Italia S.p.A.	67,875	95

Tenaris S.A.	3,423	66

Terna S.p.A.	9,389	40
UniCredit S.p.A.	97,775	250
		1,462

Japan – 10.6%

Aeon Co. Ltd.	4,600	49

Aeon Mall Co. Ltd.	600	15

Air Water, Inc.	1,000	12

Aisin Seiki Co. Ltd.	1,400	44

Ajinomoto Co., Inc.	5,000	49

Asahi Glass Co. Ltd.	7,000	72

Asahi Kasei Corp.	9,000	50

Asics Corp.	1,000	10

Astellas Pharma, Inc.	3,200	116

Benesse Holdings, Inc.	500	24

Brother Industries Ltd.	1,700	21

Canon Marketing Japan, Inc.	400	6

Canon, Inc.	8,200	383

Casio Computer Co. Ltd.	1,700	13

Central Japan Railway Co.	11	81

Chugai Pharmaceutical Co. Ltd.	1,610	30

Chugoku Electric Power (The) Co., Inc.	2,200	43

Cosmo Oil Co. Ltd.	4,000	10

Dai Nippon Printing Co. Ltd.	4,000	49

Daicel Chemical Industries Ltd.	2,000	14

Daido Steel Co. Ltd.	2,000	10

Daikin Industries Ltd.	1,700	64

Daiwa House Industry Co. Ltd.	3,000	30

Daiwa Securities Group, Inc.	12,000	48

Denki Kagaku Kogyo K.K.	3,000	13

Denso Corp.	3,500	104

Dowa Holdings Co. Ltd.	2,000	12

East Japan Railway Co.	2,500	151

Electric Power Development Co. Ltd.	800	24

FamilyMart Co. Ltd.	500	18

Fanuc Ltd.	1,400	178

Fast Retailing Co. Ltd.	400	56

Fuji Electric Holdings Co. Ltd.	4,000	11

FUJIFILM Holdings Corp.	3,400	113

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Japan – 10.6% – continued

Fujitsu Ltd.	13,000	$91

Hitachi Construction Machinery Co. Ltd.	700	15

Hitachi Metals Ltd.	1,000	12

Hokkaido Electric Power Co., Inc.	1,300	26

Hokuriku Electric Power Co.	1,300	30

Honda Motor Co. Ltd.	12,000	427

Ibiden Co. Ltd.	1,000	25

Idemitsu Kosan Co. Ltd.	200	17

INPEX Corp.	16	75

Isetan Mitsukoshi Holdings Ltd.	2,700	28

Ito En Ltd.	400	7

Japan Petroleum Exploration Co.	200	8

JS Group Corp.	1,800	35

JSR Corp.	1,300	22

JTEKT Corp.	1,400	13

Kaneka Corp.	2,000	12

Kansai Paint Co. Ltd.	2,000	17

Kao Corp.	3,900	95

Kawasaki Kisen Kaisha Ltd.	5,000	19

KDDI Corp.	21	101

Keihin Electric Express Railway Co. Ltd.	3,000	29

Keio Corp.	4,000	27

Kikkoman Corp.	1,000	11

Komatsu Ltd.	6,900	161

Konica Minolta Holdings, Inc.	3,500	34

Kubota Corp.	8,000	73

Kuraray Co. Ltd.	2,500	32

Kyocera Corp.	1,200	114

Lawson, Inc.	400	18

Makita Corp.	800	25

Marui Group Co. Ltd.	1,600	12

Mazda Motor Corp.	10,000	24

Minebea Co. Ltd.	2,000	10

Mitsubishi Chemical Holdings Corp.	9,000	46

Mitsubishi Electric Corp.	14,000	121

Mitsubishi Gas Chemical Co., Inc.	3,000	17

Mitsubishi Materials Corp. *	8,000	23

Mitsubishi UFJ Financial Group, Inc.	92,300	431

Mitsui Chemicals, Inc.	6,000	16

Mitsui Fudosan Co. Ltd.	6,000	101

Mitsui Mining & Smelting Co. Ltd.	4,000	11

Mitsui O.S.K. Lines Ltd.	8,000	50

Mizuho Financial Group, Inc.	145,333	211

Mizuho Trust & Banking Co. Ltd. *	11,000	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Japan – 10.6% – continued

NGK Insulators Ltd.	2,000	$33

Nidec Corp.	800	71

Nikon Corp.	2,300	43

Nintendo Co. Ltd.	700	175

Nippon Meat Packers, Inc.	1,000	12

Nippon Steel Corp.	37,000	126

Nissan Motor Co. Ltd.	18,100	159

Nissha Printing Co. Ltd.	200	5

Nisshin Seifun Group, Inc.	1,500	20

Nisshin Steel Co. Ltd.	6,000	11

Nissin Foods Holdings Co. Ltd.	500	18

Nitto Denko Corp.	1,200	47

Nomura Holdings, Inc.	25,600	124

NSK Ltd.	3,000	20

NTN Corp.	3,000	13

NTT Data Corp.	9	29

NTT DoCoMo, Inc.	111	185

Odakyu Electric Railway Co. Ltd.	4,000	37

Olympus Corp.	1,700	45

Omron Corp.	1,500	34

Osaka Gas Co. Ltd.	14,000	51

Otsuka Corp.	100	7

Panasonic Corp.	14,200	193

Panasonic Electric Works Co. Ltd.	3,000	40

Ricoh Co. Ltd.	5,000	71

Rinnai Corp.	300	18

Rohm Co. Ltd.	700	43

Santen Pharmaceutical Co. Ltd.	500	17

Sanyo Electric Co. Ltd. *	13,000	21

Secom Co. Ltd.	1,500	68

Sekisui Chemical Co. Ltd.	3,000	18

Sekisui House Ltd.	4,000	36

Seven & I Holdings Co. Ltd.	5,500	129

Sharp Corp.	7,000	70

Shikoku Electric Power Co., Inc.	1,300	37

Shimizu Corp.	4,000	15

Shin-Etsu Chemical Co. Ltd.	3,000	147

Shinsei Bank Ltd. *	10,000	7

Shiseido Co. Ltd.	2,400	54

Shizuoka Bank (The) Ltd.	4,000	34

Showa Shell Sekiyu K.K.	1,400	11

Softbank Corp.	5,900	193

Sony Corp.	7,300	226

Sumitomo Chemical Co. Ltd.	11,000	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Japan – 10.6% – continued

Sumitomo Electric Industries Ltd.	5,500	$67

Sumitomo Metal Industries Ltd.	24,000	61

Sumitomo Metal Mining Co. Ltd.	4,000	61

Sumitomo Rubber Industries Ltd.	1,200	12

Sumitomo Trust & Banking (The) Co. Ltd.	10,000	50

T&D Holdings, Inc.	2,100	44

Taiheiyo Cement Corp. *	6,000	7

Taiyo Nippon Sanso Corp.	2,000	17

Takashimaya Co. Ltd.	2,000	15

Takeda Pharmaceutical Co. Ltd.	5,400	249

TDK Corp.	900	50

Teijin Ltd.	7,000	23

Tobu Railway Co. Ltd.	6,000	35

Toho Gas Co. Ltd.	3,000	15

Tokuyama Corp.	2,000	10

Tokyo Gas Co. Ltd.	19,000	86

Tokyu Corp.	8,000	35

TonenGeneral Sekiyu K.K.	2,000	19

Toppan Printing Co. Ltd.	4,000	31

Toray Industries, Inc.	10,000	56

Tosoh Corp.	4,000	11

TOTO Ltd.	2,000	14

Toyo Seikan Kaisha Ltd.	1,100	20

Toyoda Gosei Co. Ltd.	500	11

Toyota Boshoku Corp.	500	8

Toyota Industries Corp.	1,300	35

Tsumura & Co.	400	12

Ube Industries Ltd.	6,000	13

UNY Co. Ltd.	1,400	11

Ushio, Inc.	800	14

Yakult Honsha Co. Ltd.	700	22

Yamaha Corp.	1,100	13

Yamaha Motor Co. Ltd. *	2,000	30

Yamato Holdings Co. Ltd.	2,900	35

Yamato Kogyo Co. Ltd.	400	10
Yokogawa Electric Corp.	1,600	11
		8,578

Netherlands – 1.7%

Akzo Nobel N.V.	1,678	104

ASML Holding N.V.	3,114	93

Fugro N.V. – CVA	482	32

ING Groep N.V. – CVA *	27,749	287

Koninklijke Ahold N.V.	8,617	116

Koninklijke DSM N.V.	1,115	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Netherlands – 1.7% – continued

Koninklijke Philips Electronics N.V.	7,139	$225

Randstad Holding N.V. *	798	36

TNT N.V.	2,691	72

Unilever N.V. – CVA	11,803	354
Wolters Kluwer N.V.	2,149	45
		1,421

New Zealand – 0.1%

Auckland International Airport Ltd.	6,444	10

Contact Energy Ltd. *	2,010	8
Fletcher Building Ltd.	4,733	28
		46

Norway – 0.7%

Aker Solutions ASA	1,190	17

DnB NOR ASA	7,080	97

Norsk Hydro ASA	6,467	39

Orkla ASA	5,597	52

Statoil ASA	8,090	169

Telenor ASA	6,007	94
Yara International ASA	1,375	62
		530

Portugal – 0.3%

Banco Comercial Portugues S.A. (Registered)	20,286	18

Banco Espirito Santo S.A. (Registered)	3,792	18

Brisa Auto-Estradas de Portugal S.A.	1,252	8

Cimpor Cimentos de Portugal SGPS S.A.	1,631	10

EDP-Energias de Portugal S.A.	12,670	43

Galp Energia SGPS S.A., Class B	1,674	29

Jeronimo Martins SGPS S.A.	1,773	24
Portugal Telecom SGPS S.A. (Registered)	4,212	56
		206

Singapore – 0.1%

SembCorp Industries Ltd.	7,000	23
Singapore Exchange Ltd.	6,000	41
		64

Spain – 2.4%

Abertis Infraestructuras S.A.	2,118	39

Acciona S.A.	196	17

Acerinox S.A.	704	13

ACS Actividades de Construccion y Servicios S.A.	1,021	51

Banco Bilbao Vizcaya Argentaria S.A.	25,798	349

Banco de Sabadell S.A.	6,920	35

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Spain – 2.4% – continued

Banco Santander S.A.	59,639	$756

Bankinter S.A.	2,053	14

EDP Renovaveis S.A. *	1,604	9

Enagas	1,294	26

Ferrovial S.A.	3,187	30

Fomento de Construcciones y Contratas S.A.	275	8

Gamesa Corp. Tecnologica S.A. *	1,418	10

Gas Natural SDG S.A.	1,675	25

Gestevision Telecinco S.A.	712	8

Iberdrola Renovables S.A.	6,180	21

Iberdrola S.A.	29,269	225

Iberia Lineas Aereas de Espana *	3,434	13

Inditex S.A.	1,580	125

Indra Sistemas S.A.	645	12

Red Electrica Corp. S.A.	784	37

Repsol YPF S.A.	5,300	137
Zardoya Otis S.A.	1,012	18
		1,978

Sweden – 1.9%

Alfa Laval AB	2,521	44

Assa Abloy AB, Class B	2,257	57

Boliden AB	1,964	30

Hennes & Mauritz AB, Class B	7,415	268

Holmen AB, Class B	383	12

Modern Times Group AB, Class B	365	27

Nordea Bank AB	23,448	245

Sandvik AB	7,309	112

Scania AB, Class B	2,323	51

Skandinaviska Enskilda Banken AB, Class A	10,229	76

Skanska AB, Class B	2,891	53

SKF AB, Class B	2,820	65

SSAB AB, Class A	1,306	21

SSAB AB, Class B	604	9

Svenska Cellulosa AB, Class B	4,155	63

Svenska Handelsbanken AB, Class A	3,545	116

Swedbank AB, Class A *	5,173	72

TeliaSonera AB	16,291	132
Volvo AB, Class B *	7,885	116
		1,569

Switzerland – 3.8%

Adecco S.A. (Registered)	888	47

Aryzta A.G.	611	27

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Switzerland – 3.8% – continued

CIE Financiere Richemon, Class A (Bearer)	3,779	$182

Foster Wheeler A.G. *	900	22

Geberit A.G. (Registered)	280	50

Givaudan S.A. (Registered)	60	61

Holcim Ltd. (Registered)	1,777	114

Lindt & Spruengli A.G.	6	15

Lindt & Spruengli A.G. (Registered)	1	28

Noble Corp.	1,900	64

Novartis A.G. (Registered)	15,287	881

Roche Holding A.G. (Genusschein)	5,090	695

STMicroelectronics N.V.	4,602	35

Swiss Reinsurance Co. Ltd. (Registered)	2,550	112

Swisscom A.G. (Registered)	164	66

Syngenta A.G. (Registered)	685	170

Tyco International Ltd.	3,700	136

Weatherford International Ltd. *	5,400	92
Xstrata PLC	14,910	286
		3,083

United Kingdom – 9.1%

Aggreko PLC	1,875	46

AMEC PLC	2,382	37

Antofagasta PLC	2,853	56

Associated British Foods PLC	2,575	42

Babcock International Group	2,565	23

Balfour Beatty PLC	5,287	22

BG Group PLC	24,499	431

British Airways PLC *	4,242	16

British Land Co. PLC	6,307	46

Bunzl PLC	2,348	28

Burberry Group PLC	3,139	51

Cairn Energy PLC *	10,124	72

Capita Group (The) PLC	4,454	55

Capital Shopping Centres Group PLC	3,369	19

Centrica PLC	37,252	189

Compass Group PLC	13,611	114

GlaxoSmithKline PLC	37,621	742

Home Retail Group PLC	6,566	21

HSBC Holdings PLC	126,865	1,285

International Power PLC	11,024	67

Invensys PLC	5,883	28

J. Sainsbury PLC	8,750	54

Johnson Matthey PLC	1,553	43

Kingfisher PLC	17,066	63

Land Securities Group PLC	5,517	55

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United Kingdom – 9.1% – continued

Lonmin PLC *	1,172	$31

Marks & Spencer Group PLC	11,438	70

National Grid PLC	25,074	213

Old Mutual PLC	39,322	86

Pearson PLC	5,864	91

Prudential PLC	18,395	184

Reckitt Benckiser Group PLC	4,462	246

Rexam PLC	6,312	31

Royal Bank of Scotland Group PLC *	126,018	94

RSA Insurance Group PLC	24,819	51

Scottish & Southern Energy PLC	6,681	117

Segro PLC	5,368	23

Severn Trent PLC	1,707	35

Smiths Group PLC	2,815	54

Standard Chartered PLC	14,839	426

Standard Life PLC	16,368	60

Tesco PLC	58,112	387

Tullow Oil PLC	6,426	129

Unilever PLC	9,297	269

United Utilities Group PLC	4,916	44

Vodafone Group PLC	381,587	945

WM Morrison Supermarkets PLC	15,335	71

Wolseley PLC *	2,056	52
WPP PLC	9,081	101
		7,415

United States – 43.8%

3M Co.	4,916	426

Abbott Laboratories	11,200	585

Adobe Systems, Inc. *	3,789	99

Advance Auto Parts, Inc.	600	35

Advanced Micro Devices, Inc. *	4,100	29

Aetna, Inc.	3,063	97

Aflac, Inc.	3,445	178

Agilent Technologies, Inc. *	2,560	85

Air Products & Chemicals, Inc.	1,522	126

Airgas, Inc.	590	40

Alcoa, Inc.	7,400	90

Allegheny Technologies, Inc.	600	28

Allergan, Inc.	2,237	149

Alliant Energy Corp.	800	29

AMB Property Corp.	1,200	32

American Eagle Outfitters, Inc.	1,400	21

American Express Co.	7,816	329

American Tower Corp., Class A*	2,900	149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

American Water Works Co., Inc.	1,300	$30

Ameriprise Financial, Inc.	1,900	90

AMETEK, Inc.	800	38

Annaly Capital Management, Inc.	4,500	79

Apache Corp.	2,599	254

Applied Materials, Inc.	9,691	113

Arch Capital Group Ltd. *	400	34

Assurant, Inc.	800	33

Autodesk, Inc. *	1,700	54

AutoZone, Inc. *	213	49

Avery Dennison Corp.	700	26

Avon Products, Inc.	3,100	100

Axis Capital Holdings Ltd.	900	30

Ball Corp.	670	39

Bank of New York Mellon (The) Corp.	8,738	228

Baxter International, Inc.	4,331	207

BB&T Corp.	5,040	121

Becton, Dickinson and Co.	1,713	127

Bed Bath & Beyond, Inc. *	1,950	85

Best Buy Co., Inc.	2,625	107

BlackRock, Inc.	250	43

BorgWarner, Inc. *	860	45

Boston Properties, Inc.	970	81

Bristol-Myers Squibb Co.	12,483	338

C.H. Robinson Worldwide, Inc.	1,270	89

CA, Inc.	3,000	63

Cabot Oil & Gas Corp.	800	24

Calpine Corp. *	2,569	32

Cameron International Corp. *	1,800	77

Campbell Soup Co.	1,500	54

Capital One Financial Corp.	3,300	131

CarMax, Inc. *	1,600	45

Caterpillar, Inc.	4,514	355

Celanese Corp., Class A	1,100	35

CenterPoint Energy, Inc.	2,980	47

CenturyLink, Inc.	2,200	87

Charles Schwab (The) Corp.	7,313	102

Chesapeake Energy Corp.	4,741	107

Chubb Corp.	2,332	133

Cimarex Energy Co.	600	40

Cincinnati Financial Corp.	1,100	32

Cisco Systems, Inc. *	41,356	906

Cliffs Natural Resources, Inc.	1,000	64

Clorox Co.	1,000	67

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

CME Group, Inc.	473	$123

Coach, Inc.	2,212	95

Coca-Cola Enterprises, Inc. *	2,200	68

Colgate-Palmolive Co.	3,564	274

Comerica, Inc.	1,300	48

ConAgra Foods, Inc.	3,200	70

Consolidated Edison, Inc.	2,023	98

Cooper Industries PLC	1,206	59

Crown Castle International Corp. *	2,057	91

Crown Holdings, Inc. *	1,200	34

CSX Corp.	2,860	158

Cummins, Inc.	1,359	123

Danaher Corp.	3,964	161

Darden Restaurants, Inc.	930	40

Dean Foods Co. *	1,300	13

Deere & Co.	3,054	213

Dell, Inc. *	12,739	165

Delta Air Lines, Inc. *	1,400	16

Denbury Resources, Inc. *	2,800	44

Devon Energy Corp.	3,105	201

DeVry, Inc.	500	25

Diamond Offshore Drilling, Inc.	500	34

Discover Financial Services	3,890	65

Discovery Communications, Inc., Class A *	1,000	44

Discovery Communications, Inc., Class C *	1,000	38

Dover Corp.	1,359	71

DTE Energy Co.	1,200	55

Duke Realty Corp.	1,800	21

Dun & Bradstreet Corp.	323	24

Eastman Chemical Co.	500	37

Eaton Corp.	1,150	95

Eaton Vance Corp.	900	26

Ecolab, Inc.	1,672	85

El Paso Corp.	5,100	63

EMC Corp. *	14,900	303

Emerson Electric Co.	5,455	287

EOG Resources, Inc.	1,789	166

EQT Corp.	1,005	36

Equifax, Inc.	900	28

Estee Lauder (The) Cos., Inc., Class A	800	51

Everest Re Group Ltd.	400	35

Expeditors International of Washington, Inc.	1,490	69

Fastenal Co.	914	49

Federal Realty Investment Trust	400	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

FedEx Corp.	2,164	$185

Fifth Third Bancorp	5,802	70

Fluor Corp.	1,300	64

FMC Technologies, Inc. *	900	61

Ford Motor Co. *	21,500	263

Franklin Resources, Inc.	1,108	118

Frontier Communications Corp.	7,100	58

GameStop Corp., Class A *	1,100	22

Gap (The), Inc.	3,375	63

Garmin Ltd.	900	27

General Mills, Inc.	4,760	174

Genuine Parts Co.	1,120	50

Genworth Financial, Inc., Class A *	3,572	44

Genzyme Corp. *	1,908	135

Gilead Sciences, Inc. *	6,462	230

Google, Inc., Class A *	1,772	932

H.J. Heinz Co.	2,300	109

Hansen Natural Corp. *	500	23

Harley-Davidson, Inc.	1,855	53

Hasbro, Inc.	900	40

HCP, Inc.	2,100	76

Health Care REIT, Inc.	900	43

Hess Corp.	2,146	127

Hewlett-Packard Co.	16,983	714

Hormel Foods Corp.	500	22

Hospira, Inc. *	1,200	68

Host Hotels & Resorts, Inc.	4,529	66

Hudson City Bancorp, Inc.	3,465	42

Illinois Tool Works, Inc.	3,121	147

Integrys Energy Group, Inc.	600	31

Intel Corp.	40,295	775

IntercontinentalExchange, Inc. *	480	50

International Business Machines Corp.	9,261	1,242

International Flavors & Fragrances, Inc.	600	29

International Paper Co.	3,022	66

Intuit, Inc. *	2,200	96

Invesco Ltd.	3,200	68

Iron Mountain, Inc.	1,300	29

J.B. Hunt Transport Services, Inc.	700	24

J.C. Penney Co., Inc.	1,512	41

JM Smucker (The) Co.	900	54

Johnson & Johnson	20,001	1,239

Johnson Controls, Inc.	4,921	150

Kellogg Co.	1,900	96

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

KeyCorp	6,319	$50

Kimberly-Clark Corp.	3,035	197

Kimco Realty Corp.	3,060	48

Kinder Morgan Management LLC *	600	36

Kohl’s Corp. *	2,100	111

Kraft Foods, Inc., Class A	12,663	391

Kroger (The) Co.	4,400	95

Legg Mason, Inc.	1,200	36

Level 3 Communications, Inc. *	12,100	11

Liberty Global, Inc., Class A *	900	28

Liberty Global, Inc., Class C *	800	24

Liberty Media Holding Corp. – Interactive, Class A *	4,100	56

Liberty Property Trust	800	26

Life Technologies Corp. *	1,300	61

Limited Brands, Inc.	1,999	54

Lincoln National Corp.	2,230	53

Lowe’s Cos., Inc.	10,500	234

Lubrizol Corp.	500	53

M&T Bank Corp.	641	52

Macerich (The) Co.	900	39

Macy’s, Inc.	3,100	72

Manpower, Inc.	600	31

Marathon Oil Corp.	5,100	169

Marriott International, Inc., Class A	2,116	76

Marriott International, Inc., Class A – (Fractional Shares) *	40,652	–

Marshall & Ilsley Corp.	3,600	25

Martin Marietta Materials, Inc.	375	29

Masco Corp.	2,640	29

Mattel, Inc.	2,648	62

McCormick & Co., Inc.	900	38

McDonald’s Corp.	7,802	581

McKesson Corp.	2,000	124

MDU Resources Group, Inc.	1,400	28

MeadWestvaco Corp.	1,338	33

Medco Health Solutions, Inc. *	3,300	172

Medtronic, Inc.	8,000	269

Merck & Co., Inc.	22,600	832

MetroPCS Communications, Inc. *	1,837	19

Motorola, Inc. *	15,956	136

NASDAQ OMX Group (The), Inc. *	1,000	19

National Oilwell Varco, Inc.	3,012	134

New York Community Bancorp, Inc.	3,000	49

Newfield Exploration Co. *	1,000	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

NextEra Energy, Inc.	2,882	$157

NII Holdings, Inc. *	1,236	51

NIKE, Inc., Class B	2,730	219

NiSource, Inc.	2,000	35

Noble Energy, Inc.	1,300	98

Nordstrom, Inc.	1,257	47

Norfolk Southern Corp.	2,707	161

Northeast Utilities	1,300	38

Northern Trust Corp.(1)(2)	1,740	84

NSTAR	800	31

Nucor Corp.	2,274	87

NYSE Euronext	1,842	53

Omnicom Group, Inc.	2,239	88

Oneok, Inc.	700	32

Oracle Corp.	29,100	781

O’Reilly Automotive, Inc. *	1,000	53

Owens-Illinois, Inc. *	1,179	33

PACCAR, Inc.	2,375	114

Pactiv Corp. *	1,000	33

Pall Corp.	800	33

PartnerRe Ltd.	500	40

Pentair, Inc.	700	24

People’s United Financial, Inc.	2,647	35

Pepco Holdings, Inc.	1,600	30

PepsiCo, Inc.	11,728	779

Petrohawk Energy Corp. *	2,200	36

PetSmart, Inc.	900	32

PG&E Corp.	2,735	124

Pinnacle West Capital Corp.	800	33

Pioneer Natural Resources Co.	800	52

Pitney Bowes, Inc.	1,450	31

Plains Exploration & Production Co. *	1,000	27

PNC Financial Services Group, Inc.	3,829	199

PPL Corp.	3,411	93

Praxair, Inc.	2,244	203

Precision Castparts Corp.	1,000	127

Pride International, Inc. *	1,300	38

Principal Financial Group, Inc.	2,302	60

Procter & Gamble (The) Co.	20,868	1,251

Progressive (The) Corp.	4,571	95

ProLogis	3,670	43

QEP Resources, Inc.	1,249	38

Quanta Services, Inc. *	1,500	29

Qwest Communications International, Inc.	11,300	71

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

R.R. Donnelley & Sons Co.	1,617	$27

Ralcorp Holdings, Inc. *	400	23

Range Resources Corp.	1,200	46

Regency Centers Corp.	600	24

Regions Financial Corp.	8,683	63

Robert Half International, Inc.	1,000	26

Rockwell Automation, Inc.	1,067	66

Roper Industries, Inc.	689	45

Safeway, Inc.	2,800	59

Salesforce.com, Inc. *	800	89

Sara Lee Corp.	4,500	60

SBA Communications Corp., Class A *	800	32

SCANA Corp.	900	36

Sealed Air Corp.	1,200	27

SEI Investments Co.	1,000	20

Sempra Energy	1,727	93

Sigma-Aldrich Corp.	900	54

Southwest Airlines Co.	1,400	18

Southwestern Energy Co. *	2,500	84

Spectra Energy Corp.	4,700	106

Sprint Nextel Corp. *	21,352	99

SPX Corp.	338	21

Staples, Inc.	5,255	110

Starbucks Corp.	5,412	138

Starwood Hotels & Resorts Worldwide, Inc.	1,380	73

State Street Corp.	3,626	137

Sunoco, Inc.	900	33

SunTrust Banks, Inc.	3,638	94

Symantec Corp. *	5,800	88

Sysco Corp.	4,317	123

T.Rowe Price Group, Inc.	1,829	92

Target Corp.	5,071	271

Telephone & Data Systems, Inc.	400	13

Texas Instruments, Inc.	8,872	241

TFS Financial Corp.	700	6

Thomson Reuters Corp.	2,697	101

Tiffany & Co.	967	45

Time Warner Cable, Inc.	2,600	140

TJX Cos., Inc.	2,968	132

Travelers (The) Cos., Inc.	3,597	187

U.S. Bancorp	13,905	301

Ultra Petroleum Corp. *	1,100	46

United Parcel Service, Inc., Class B	5,241	350

United States Steel Corp.	1,020	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 43.8% – continued

Unum Group	2,400	$53

Ventas, Inc.	1,100	57

Verisk Analytics, Inc. *	700	20

VF Corp.	611	50

Virgin Media, Inc.	2,300	53

Vornado Realty Trust	1,136	97

Vulcan Materials Co.	890	33

W.R. Berkley Corp.	1,000	27

W.W. Grainger, Inc.	461	55

Washington Post (The) Co., Class B	50	20

Waste Management, Inc.	3,300	118

Waters Corp. *	700	50

Wells Fargo & Co.	35,850	901

Whirlpool Corp.	560	45

White Mountains Insurance Group Ltd.	50	15

Whole Foods Market, Inc. *	1,100	41

Williams (The) Cos., Inc.	4,200	80

Windstream Corp.	3,490	43

Wisconsin Energy Corp.	850	49

Xcel Energy, Inc.	3,300	76

Xerox Corp.	10,031	104
Yahoo!, Inc. *	9,500	135
		35,581
Total Common Stocks
(Cost $70,494)(3)		78,167
PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayer Motoren Werknon A.G.	377	18

Henkel A.G. & Co. KGaA	1,287	69
Volkswagen A.G.	1,232	149
		236
Total Preferred Stocks
(Cost $175)(3)		236
RIGHTS – 0.0%

Greece – 0.0%

National Bank of Greece S.A. *	4,403	2
National Bank of Greece S.A. *	4,403	4
		6
Total Rights
(Cost $ – )		6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - Diversified Assets Portfolio (4)(5)	786,781	$787
Total Investment Companies
(Cost $787)		787

Total Investments - 97.5%
(Cost $71,456)		79,196
Other Assets less Liabilities - 2.5%		2,016
NET ASSETS - 100.0%		$81,212

(1)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $96,000. The net change in unrealized depreciation during the six months ended September 30, 2010 was approximately $12,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,472,000 with net sales of approximately $685,000 during the six months ended September 30, 2010.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Euro Stoxx 50 (Euro)	14	$523	Long	12/10	$(8)
FTSE 100 Index (British Pound)	4	347	Long	12/10	(1)
SPI 200 (Australian Dollar)	2	222	Long	12/10	(4)
S&P 500 E-Mini (U.S. Dollar)	24	1,364	Long	12/10	45
S&P/TSX 60 IX (Canadian Dollar)	1	139	Long	12/10	3
TOPIX Index (Japanese Yen)	3	297	Long	12/10	4

Total					$39

At September 30, 2010, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.1%
Euro	14.4
Japanese Yen	10.9
British Pound	10.0
Canadian Dollar	6.2
All other currencies less than 5%	12.4

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	10.2
Energy	7.2
Financials	21.4
Health Care	10.3
Industrials	11.7
Information Technology	12.1
Materials	8.4
Telecommunication Services	4.0
Utilities	4.1

Total	100.0%

At September 30, 2010, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Canadian Dollar	302	United States Dollar	290	12/15/10	$(2)
Euro	130	United States Dollar	165	12/15/10	(12)
United States Dollar	22	Australian Dollar	24	12/15/10	1
United States Dollar	100	British Pound	65	12/15/10	2
United States Dollar	80	Canadian Dollar	83	12/15/10	–
United States Dollar	119	Euro	94	12/15/10	8
United States Dollar	211	Japanese Yen	17,683	12/15/10	1

Total					$(2)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established procedures, the triggers were met on September 30, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$4,361	$3,770		$–	$8,131
Consumer Staples	4,368	3,527		–	7,895
Energy	3,568	2,090		–	5,658
Financials	7,127	9,653		–	16,780
Health Care	4,730	3,362		–	8,092
Industrials	4,702	4,480		–	9,182
Information Technology	7,568	1,924		–	9,492
Materials	2,396	4,200		–	6,596
Telecommunication Services	904	2,238		–	3,142
Utilities	1,239	1,960		–	3,199
Preferred Stocks
Consumer Discretionary	–	167		–	167
Consumer Staples	–	69		–	69
Rights
Financials	–	6		–	6
Investment Companies	787	–		–	787
Total Investments	$41,750	$37,446		$–	$79,196

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$52	$–		$–	$52
Forward Foreign
Currency Exchange
Contracts	–	12		–	12
Liabilities
Futures Contracts	(13)	–		–	(13)
Forward Foreign
Currency Exchange
Contracts	–	(14)		–	(14)
Total Other Financial Instruments	$39		$(2)	$–	$37

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7%

Australia – 8.3%

AGL Energy Ltd.	62,983	$984

Alumina Ltd.	342,397	599

Amcor Ltd.	171,278	1,078

AMP Ltd.	287,398	1,419

Aristocrat Leisure Ltd.	55,936	191

Asciano Group *	410,758	655

ASX Ltd.	24,174	761

Australia & New Zealand Banking Group Ltd.	355,526	8,137

AXA Asia Pacific Holdings Ltd.	144,999	720

Bendigo and Adelaide Bank Ltd.	49,127	434

BGP Holdings PLC - Fractional Shares *	980,773	–

BHP Billiton Ltd.	471,078	17,959

Billabong International Ltd.	27,813	214

BlueScope Steel Ltd.	255,803	542

Boral Ltd.	101,645	453

Brambles Ltd.	198,237	1,204

Caltex Australia Ltd.	19,469	226

CFS Retail Property Trust	256,255	469

Coca-Cola Amatil Ltd.	78,716	912

Cochlear Ltd.	7,927	539

Commonwealth Bank of Australia	215,361	10,651

Computershare Ltd.	62,334	591

Crown Ltd.	63,595	516

CSL Ltd.	78,160	2,497

CSR Ltd.	212,490	370

Dexus Property Group	668,979	553

Energy Resources of Australia Ltd.	9,255	119

Fairfax Media Ltd.	297,088	421

Fortescue Metals Group Ltd. *	174,221	879

Foster’s Group Ltd.	270,851	1,601

Goodman Fielder Ltd.	193,560	244

Goodman Group	878,224	547

GPT Group	265,210	754

Harvey Norman Holdings Ltd.	73,421	268

Incitec Pivot Ltd.	228,025	791

Insurance Australia Group Ltd.	291,623	1,031

INTOLL GROUP	311,652	450

James Hardie Industries SE *	61,315	332

Leighton Holdings Ltd.	18,891	604

Lend Lease Group	75,458	555

MacArthur Coal Ltd.	17,833	202

Macquarie Group Ltd.	47,001	1,651

MAp Group	105,702	298

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Australia – 8.3% – continued

Metcash Ltd.	105,824	$447

Mirvac Group	419,430	539

National Australia Bank Ltd.	297,480	7,286

Newcrest Mining Ltd.	107,238	4,111

OneSteel Ltd.	186,326	528

Orica Ltd.	50,675	1,259

Origin Energy Ltd.	123,196	1,889

OZ Minerals Ltd. *	442,917	623

Paladin Energy Ltd. *	95,535	332

Qantas Airways Ltd. *	161,271	435

QBE Insurance Group Ltd.	143,880	2,400

Rio Tinto Ltd.	61,152	4,537

Santos Ltd.	116,722	1,447

Sims Metal Management Ltd.	22,986	390

Sonic Healthcare Ltd.	51,760	551

SP AusNet	192,123	160

Stockland	334,584	1,242

Suncorp-Metway Ltd.	178,324	1,551

TABCORP Holdings Ltd.	85,458	578

Tatts Group Ltd.	179,414	414

Telstra Corp. Ltd.	611,038	1,547

Toll Holdings Ltd.	93,282	595

Transurban Group	183,751	883

Wesfarmers Ltd.	141,094	4,485

Wesfarmers Ltd. - PPS	21,311	682

Westfield Group	307,776	3,647

Westpac Banking Corp.	417,790	9,383

Woodside Petroleum Ltd.	76,345	3,238

Woolworths Ltd.	174,060	4,855
WorleyParsons Ltd.	26,823	577
		124,032

Austria – 0.3%

Erste Group Bank A.G.	26,527	1,064

Immofinanz A.G. *	139,273	520

OMV A.G.	21,043	789

Raiffeisen International Bank Holding A.G.	7,602	354

Telekom Austria A.G.	46,635	701

Verbund A.G.	10,639	382

Vienna Insurance Group	5,312	285
Voestalpine A.G.	15,411	568
		4,663

Belgium – 0.9%

Ageas	313,572	899

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30,2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Belgium – 0.9% – continued

Anheuser-Busch InBev N.V.	101,337	$5,953

Belgacom S.A.	21,318	832

Cie Nationale A Portefeuille	3,864	202

Colruyt S.A.	2,115	559

Delhaize Group S.A.	14,152	1,026

Dexia S.A. *	77,772	342

Groupe Bruxelles Lambert S.A.	11,329	943

KBC Groep N.V. *	22,600	1,016

Mobistar S.A.	3,775	231

Solvay S.A., Class A	8,317	888

UCB S.A.	14,150	491
Umicore	15,996	692
		14,074

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.	205,566	276

Denmark – 1.0%

A.P. Moller - Maersk A/S, Class A	77	622

A.P. Moller - Maersk A/S, Class B	185	1,538

Carlsberg A/S, Class B	15,020	1,565

Coloplast A/S, Class B	3,240	387

Danske Bank A/S *	63,772	1,537

DSV A/S	29,395	599

Novo-Nordisk A/S, Class B	61,163	6,054

Novozymes A/S, Class B	6,478	824

Tryg A/S	3,551	213

Vestas Wind Systems A/S *	28,603	1,077
William Demant Holding A/S *	3,267	240
		14,656

Finland – 1.1%

Elisa OYJ *	18,682	428

Fortum OYJ	62,390	1,634

Kesko OYJ, Class B	9,461	444

Kone OYJ, Class B	21,656	1,120

Metso OYJ	17,949	825

Neste Oil OYJ	18,302	286

Nokia OYJ	525,776	5,287

Nokian Renkaat OYJ	15,112	520

Orion OYJ, Class B	12,359	247

Outokumpu OYJ	17,897	356

Pohjola Bank PLC	19,297	234

Rautaruukki OYJ	11,690	242

Sampo OYJ, Class A	59,004	1,595

Sanoma OYJ	11,121	235

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Finland – 1.1% – continued

Stora Enso OYJ, Class R	81,681	$810

UPM-Kymmene OYJ	73,001	1,253
Wartsila OYJ	11,084	724
		16,240

France – 9.5%

Accor S.A.	20,596	752

Aeroports de Paris	4,115	336

Air France-KLM *	19,824	304

Air Liquide S.A.	39,573	4,842

Alcatel-Lucent *	325,560	1,100

Alstom S.A.	28,783	1,473

Atos Origin S.A. *	6,262	284

AXA S.A.	241,127	4,234

BioMerieux	1,665	173

BNP Paribas	133,106	9,512

Bouygues S.A.	32,332	1,389

Bureau Veritas S.A.	6,934	485

Cap Gemini S.A.	20,531	1,032

Carrefour S.A.	84,119	4,530

Casino Guichard Perrachon S.A.	7,751	711

Christian Dior S.A.	8,941	1,171

Cie Generale d’Optique Essilor International S.A.	28,810	1,983

CNP Assurances	20,876	388

Compagnie de Saint-Gobain	55,897	2,492

Compagnie Generale de Geophysique-Veritas *	20,141	444

Compagnie Generale des Establissements Michelin, Class B	20,693	1,579

Credit Agricole S.A.	130,249	2,046

Danone	81,743	4,895

Dassault Systemes S.A.	8,275	610

Edenred *	20,596	408

EDF S.A.	36,355	1,569

Eiffage S.A.	5,581	266

Eramet	732	217

Eurazeo	4,041	271

Eutelsat Communications	13,906	531

Fonciere Des Regions	3,533	377

France Telecom S.A.	260,249	5,631

GDF Suez	174,588	6,269

Gecina S.A.	2,589	307

Groupe Eurotunnel S.A.	66,887	569

Hermes International	7,418	1,697

ICADE	3,303	347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

France – 9.5% – continued

Iliad S.A.	2,265	$236

Imerys S.A.	5,295	318

Ipsen S.A.	4,138	137

JC Decaux S.A. *	9,279	245

Klepierre	12,788	494

Lafarge S.A.	28,153	1,616

Lagardere S.C.A.	16,581	649

Legrand S.A.	18,475	625

L’Oreal S.A.	33,644	3,791

LVMH Moet Hennessy Louis Vuitton S.A.	34,431	5,061

Metropole Television S.A.	8,980	211

Natixis *	122,503	703

Neopost S.A.	4,605	343

PagesJaunes Groupe	17,902	187

Pernod-Ricard S.A.	27,785	2,324

Peugeot S.A. *	21,349	720

PPR	10,666	1,726

Publicis Groupe S.A.	18,036	858

Renault S.A. *	26,983	1,394

Safran S.A.	23,419	660

Sanofi-Aventis S.A.	148,077	9,881

Schneider Electric S.A.	34,141	4,338

SCOR S.E.	23,261	556

SES S.A.	42,069	1,012

Societe BIC S.A.	3,697	297

Societe Generale	88,274	5,111

Societe Television Francaise 1	16,430	256

Sodexo	13,259	862

Suez Environnement Co.	37,826	700

Technip S.A.	13,800	1,113

Thales S.A.	12,576	460

Total S.A.	296,675	15,302

Unibail-Rodamco S.E.	12,816	2,850

Vallourec S.A.	15,688	1,561

Veolia Environnement	48,509	1,278

Vinci S.A.	61,109	3,070
Vivendi S.A.	172,534	4,730
		140,899

Germany – 7.1%

Adidas A.G.	29,384	1,821

Allianz S.E. (Registered)	63,725	7,194

BASF S.E.	128,947	8,147

Bayer A.G. (Registered)	116,096	8,107

Bayerische Motoren Werke A.G.	46,479	3,265

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Germany – 7.1% – continued

Beiersdorf A.G.	14,172	$870

Celesio A.G.	10,761	234

Commerzbank A.G. *	99,520	824

Continental A.G. *	7,023	546

Daimler A.G. (Registered) *	126,623	8,033

Deutsche Bank A.G. (Registered)	87,163	4,764

Deutsche Boerse A.G.	27,384	1,829

Deutsche Lufthansa A.G. (Registered) *	32,948	607

Deutsche Post A.G. (Registered)	118,874	2,159

Deutsche Postbank A.G. *	12,289	418

Deutsche Telekom A.G. (Registered)	397,978	5,434

E.ON A.G.	252,840	7,442

Fraport A.G. Frankfurt Airport Services Worldwide	5,084	309

Fresenius Medical Care A.G. & Co. KGaA	27,350	1,690

Fresenius S.E.	3,969	318

GEA Group A.G.	23,122	578

Hannover Rueckversicherung A.G. (Registered)	8,555	394

HeidelbergCement A.G.	19,747	953

Henkel A.G. & Co. KGaA	18,273	827

Hochtief A.G.	6,393	555

Infineon Technologies A.G. *	152,596	1,060

K+S A.G.	20,155	1,207

Linde A.G.	23,690	3,090

MAN S.E.	14,848	1,620

Merck KGaA	9,078	763

Metro A.G.	18,212	1,187

Muenchener Rueckversicherungs A.G. (Registered)	26,437	3,664

Puma A.G. Rudolf Dassler Sport	755	249

RWE A.G.	58,794	3,966

Salzgitter A.G.	5,909	383

SAP A.G.	120,488	5,968

Siemens A.G. (Registered)	115,510	12,217

Suedzucker A.G.	9,399	210

ThyssenKrupp A.G.	46,952	1,533

TUI A.G. *	19,497	238

United Internet A.G. (Registered)	16,674	270

Volkswagen A.G.	4,132	456
Wacker Chemie A.G.	2,164	400
		105,799

Greece – 0.3%

Alpha Bank A.E. *	71,300	445

Bank of Cyprus Public Co. Ltd.	82,032	413

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Greece – 0.3% – continued

Coca Cola Hellenic Bottling Co. S.A.	25,677	$676

EFG Eurobank Ergasias S.A. *	45,417	272

Hellenic Telecommunications Organization S.A.	34,437	247

National Bank of Greece S.A. *	85,248	830

OPAP S.A.	31,405	496

Piraeus Bank S.A. *	47,270	233
Public Power Corp. S.A.	15,977	249
		3,861

Hong Kong – 2.6%

ASM Pacific Technology Ltd.	27,200	243

Bank of East Asia Ltd.	214,822	910

BOC Hong Kong Holdings Ltd.	519,500	1,647

Cathay Pacific Airways Ltd.	170,000	461

Cheung Kong Holdings Ltd.	195,000	2,956

Cheung Kong Infrastructure Holdings Ltd.	62,000	246

CLP Holdings Ltd.	270,001	2,156

Esprit Holdings Ltd.	161,650	871

Foxconn International Holdings Ltd. *	297,000	218

Hang Lung Group Ltd.	113,000	738

Hang Lung Properties Ltd.	291,000	1,419

Hang Seng Bank Ltd.	107,300	1,578

Henderson Land Development Co. Ltd.	151,000	1,073

Hong Kong & China Gas Co. Ltd.	605,279	1,532

Hong Kong Exchanges and Clearing Ltd.	143,600	2,823

Hongkong Electric Holdings Ltd.	194,500	1,182

Hopewell Holdings Ltd.	79,500	257

Hutchison Whampoa Ltd.	299,000	2,786

Hysan Development Co. Ltd.	87,772	314

Kerry Properties Ltd.	100,199	541

Li & Fung Ltd.	318,800	1,784

Lifestyle International Holdings Ltd.	79,500	196

Link REIT (The)	309,254	916

Mongolia Energy Co. Ltd. *	423,000	176

MTR Corp.	201,078	760

New World Development Ltd.	356,139	716

Noble Group Ltd.	417,618	600

NWS Holdings Ltd.	121,000	238

Orient Overseas International Ltd.	31,200	249

PCCW Ltd.	531,000	192

Sands China Ltd. *	285,328	515

Shangri-La Asia Ltd.	180,000	409

Sino Land Co. Ltd.	239,730	495

Sun Hung Kai Properties Ltd.	198,000	3,397

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Hong Kong – 2.6% – continued

Swire Pacific Ltd., Class A	108,000	$1,487

Television Broadcasts Ltd.	40,000	228

Wharf Holdings Ltd.	193,000	1,241

Wheelock & Co. Ltd.	130,000	435

Wing Hang Bank Ltd.	24,500	293
Yue Yuen Industrial Holdings Ltd.	104,000	385
		38,663

Ireland – 0.4%

Anglo Irish Bank Corp. Ltd.(1) *	93,434	–

Bank of Ireland - Dublin *	477,016	405

CRH PLC	98,018	1,616

Elan Corp. PLC *	69,820	399

Experian PLC	144,047	1,569

Kerry Group PLC, Class A	19,684	690

Ryanair Holdings PLC ADR	5,370	165
Shire PLC	78,848	1,776
		6,620

Israel – 0.8%

Bank Hapoalim BM *	139,033	636

Bank Leumi Le-Israel BM *	165,430	769

Bezeq Israeli Telecommunication Corp. Ltd.	242,562	606

Cellcom Israel Ltd.	6,931	211

Delek Group Ltd.	558	156

Discount Investment Corp. (Registered)	3,588	72

Elbit Systems Ltd.	3,251	173

Israel (The) Corp. Ltd. *	325	311

Israel Chemicals Ltd.	62,234	879

Israel Discount Bank Ltd., Class A *	75,592	150

Makhteshim-Agan Industries Ltd. *	33,597	125

Mizrahi Tefahot Bank Ltd.	17,160	159

NICE Systems Ltd. *	8,675	268

Ormat Industries	8,328	69

Partner Communications Co. Ltd.	11,913	221
Teva Pharmaceutical Industries Ltd.	130,359	6,909
		11,714

Italy – 2.8%

A2A S.p.A.	152,175	234

Assicurazioni Generali S.p.A.	163,929	3,307

Atlantia S.p.A.	33,740	700

Autogrill S.p.A. *	16,168	203

Banca Carige S.p.A.	79,449	185

Banca Monte dei Paschi di Siena S.p.A. *	311,409	432

Banca Popolare di Milano Scarl	55,318	264

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Italy – 2.8% – continued

Banco Popolare Scarl	89,927	$537

Enel S.p.A.	924,180	4,934

ENI S.p.A.	365,431	7,889

Exor S.p.A.	9,040	210

Fiat S.p.A.	107,319	1,660

Finmeccanica S.p.A.	56,840	676

Intesa Sanpaolo S.p.A.	1,081,214	3,522

Intesa Sanpaolo S.p.A. (RSP)	133,083	343

Luxottica Group S.p.A.	16,343	448

Mediaset S.p.A.	99,585	706

Mediobanca S.p.A. *	66,578	620

Mediolanum S.p.A.	30,695	136

Parmalat S.p.A.	242,526	623

Pirelli & C. S.p.A.	32,952	268

Prysmian S.p.A.	25,444	466

Saipem S.p.A.	37,133	1,491

Snam Rete Gas S.p.A.	200,526	1,016

Telecom Italia S.p.A.	1,315,137	1,836

Telecom Italia S.p.A. (RSP)	846,277	956

Tenaris S.A.	66,257	1,272

Terna S.p.A.	182,516	776

UniCredit S.p.A.	1,892,481	4,846
Unione di Banche Italiane SCPA	85,209	827
		41,383

Japan – 20.6%

77 Bank (The) Ltd.	48,000	244

ABC-Mart, Inc.	3,500	108

Acom Co. Ltd.	5,250	80

Advantest Corp.	22,400	447

Aeon Co. Ltd.	84,300	906

Aeon Credit Service Co. Ltd.	10,900	118

Aeon Mall Co. Ltd.	11,300	275

Air Water, Inc.	20,569	245

Aisin Seiki Co. Ltd.	26,900	839

Ajinomoto Co., Inc.	93,000	911

Alfresa Holdings Corp.	5,500	235

All Nippon Airways Co. Ltd. *	120,000	444

Amada Co. Ltd.	50,000	343

Aozora Bank Ltd.	69,000	102

Asahi Breweries Ltd.	54,300	1,088

Asahi Glass Co. Ltd.	142,000	1,452

Asahi Kasei Corp.	177,000	978

Asics Corp.	21,000	215

Astellas Pharma, Inc.	63,500	2,297

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

Bank of Kyoto (The) Ltd.	45,000	$365

Bank of Yokohama (The) Ltd.	172,000	805

Benesse Holdings, Inc.	9,700	467

Bridgestone Corp.	91,300	1,667

Brother Industries Ltd.	33,100	410

Canon Marketing Japan, Inc.	8,400	116

Canon, Inc.	159,200	7,444

Casio Computer Co. Ltd.	33,100	246

Central Japan Railway Co.	211	1,552

Chiba Bank (The) Ltd.	107,000	625

Chiyoda Corp.	21,746	178

Chubu Electric Power Co., Inc.	92,900	2,297

Chugai Pharmaceutical Co. Ltd.	31,455	579

Chugoku Bank (The) Ltd.	25,000	304

Chugoku Electric Power (The) Co., Inc.	41,700	823

Chuo Mitsui Trust Holdings, Inc.	140,000	465

Citizen Holdings Co. Ltd.	34,400	207

Coca-Cola West Co. Ltd.	7,700	130

Cosmo Oil Co. Ltd.	83,000	216

Credit Saison Co. Ltd.	20,800	279

Dai Nippon Printing Co. Ltd.	79,000	967

Daicel Chemical Industries Ltd.	38,000	256

Daido Steel Co. Ltd.	40,000	195

Daihatsu Motor Co. Ltd.	27,000	362

Dai-ichi Life Insurance (The) Co. Ltd.	1,123	1,356

Daiichi Sankyo Co. Ltd.	94,600	1,927

Daikin Industries Ltd.	32,900	1,241

Dainippon Sumitomo Pharma Co. Ltd.	22,500	189

Daito Trust Construction Co. Ltd.	11,000	658

Daiwa House Industry Co. Ltd.	67,000	676

Daiwa Securities Group, Inc.	233,000	941

Dena Co. Ltd.	11,400	359

Denki Kagaku Kogyo Kabushiki Kaisha	68,000	293

Denso Corp.	68,300	2,024

Dentsu, Inc.	23,418	544

Dowa Holdings Co. Ltd.	34,450	205

East Japan Railway Co.	47,722	2,884

Eisai Co. Ltd.	35,400	1,239

Electric Power Development Co. Ltd.	16,400	493

Elpida Memory, Inc. *	24,800	286

FamilyMart Co. Ltd.	8,900	319

Fanuc Ltd.	26,900	3,412

Fast Retailing Co. Ltd.	7,400	1,043

Fuji Electric Holdings Co. Ltd.	79,000	208

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

Fuji Heavy Industries Ltd.	83,000	$530

Fuji Media Holdings, Inc.	64	81

FUJIFILM Holdings Corp.	65,000	2,159

Fujitsu Ltd.	262,000	1,843

Fukuoka Financial Group, Inc.	109,000	437

Furukawa Electric Co. Ltd.	89,000	336

GS Yuasa Corp.	52,000	366

Gunma Bank (The) Ltd.	56,000	294

Hachijuni Bank (The) Ltd.	60,523	316

Hakuhodo DY Holdings, Inc.	3,360	163

Hamamatsu Photonics KK	9,394	307

Hankyu Hanshin Holdings, Inc.	160,800	773

Hino Motors Ltd.	36,000	174

Hirose Electric Co. Ltd.	4,500	454

Hiroshima Bank (The) Ltd.	70,000	285

Hisamitsu Pharmaceutical Co., Inc.	9,500	388

Hitachi Chemical Co. Ltd.	14,900	279

Hitachi Construction Machinery Co. Ltd.	13,600	295

Hitachi High-Technologies Corp.	9,500	176

Hitachi Ltd.	634,000	2,775

Hitachi Metals Ltd.	23,000	271

Hokkaido Electric Power Co., Inc.	25,700	512

Hokuhoku Financial Group, Inc.	176,000	323

Hokuriku Electric Power Co.	24,700	564

Honda Motor Co. Ltd.	231,800	8,246

Hoya Corp.	61,100	1,493

Ibiden Co. Ltd.	18,000	458

Idemitsu Kosan Co. Ltd.	3,100	266

IHI Corp.	183,000	352

INPEX Corp.	301	1,417

Isetan Mitsukoshi Holdings Ltd.	52,700	548

Isuzu Motors Ltd.	167,000	646

Ito En Ltd.	7,700	127

ITOCHU Corp.	211,300	1,939

Itochu Techno-Solutions Corp.	4,000	130

Iyo Bank (The) Ltd.	34,000	276

J. Front Retailing Co. Ltd.	68,200	318

Jafco Co. Ltd.	4,300	102

Japan Petroleum Exploration Co.	3,900	147

Japan Prime Realty Investment Corp.	95	209

Japan Real Estate Investment Corp.	69	628

Japan Retail Fund Investment Corp.	222	313

Japan Steel Works (The) Ltd.	44,000	415

Japan Tobacco, Inc.	632	2,108

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

JFE Holdings, Inc.	64,700	$1,984

JGC Corp.	29,000	505

Joyo Bank (The) Ltd.	92,000	401

JS Group Corp.	35,100	689

JSR Corp.	25,100	428

JTEKT Corp.	27,400	253

Jupiter Telecommunications Co. Ltd.	340	367

JX Holdings, Inc.	315,170	1,831

Kajima Corp.	117,000	282

Kamigumi Co. Ltd.	35,000	260

Kaneka Corp.	43,000	259

Kansai Electric Power (The) Co., Inc.	106,300	2,582

Kansai Paint Co. Ltd.	31,000	264

Kao Corp.	75,800	1,850

Kawasaki Heavy Industries Ltd.	199,000	566

Kawasaki Kisen Kaisha Ltd.	93,000	351

KDDI Corp.	409	1,960

Keihin Electric Express Railway Co. Ltd.	66,000	638

Keio Corp.	81,000	556

Keisei Electric Railway Co. Ltd.	39,000	251

Keyence Corp.	5,860	1,278

Kikkoman Corp.	22,000	243

Kinden Corp.	19,000	172

Kintetsu Corp.	228,000	771

Kirin Holdings Co. Ltd.	117,000	1,661

Kobe Steel Ltd.	350,000	824

Koito Manufacturing Co. Ltd.	13,814	212

Komatsu Ltd.	133,200	3,101

Konami Corp.	13,100	232

Konica Minolta Holdings, Inc.	67,000	653

Kubota Corp.	162,000	1,487

Kuraray Co. Ltd.	48,500	614

Kurita Water Industries Ltd.	15,800	439

Kyocera Corp.	22,800	2,166

Kyowa Hakko Kirin Co. Ltd.	36,000	357

Kyushu Electric Power Co., Inc.	53,200	1,215

Lawson, Inc.	8,400	385

Mabuchi Motor Co. Ltd.	3,700	189

Makita Corp.	15,700	499

Marubeni Corp.	232,000	1,315

Marui Group Co. Ltd.	31,100	233

Maruichi Steel Tube Ltd.	6,600	127

Matsui Securities Co. Ltd.	16,800	94

Mazda Motor Corp.	212,000	512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

McDonald’s Holdings Co. Japan Ltd.	9,400	$226

MEDIPAL HOLDINGS CORP.	20,200	257

MEIJI Holdings Co. Ltd.	9,612	453

Minebea Co. Ltd.	48,000	248

Mitsubishi Chemical Holdings Corp.	169,000	860

Mitsubishi Corp.	190,500	4,521

Mitsubishi Electric Corp.	271,000	2,337

Mitsubishi Estate Co. Ltd.	166,000	2,707

Mitsubishi Gas Chemical Co., Inc.	55,000	320

Mitsubishi Heavy Industries Ltd.	426,000	1,575

Mitsubishi Logistics Corp.	16,000	192

Mitsubishi Materials Corp. *	156,000	450

Mitsubishi Motors Corp. *	544,000	711

Mitsubishi Tanabe Pharma Corp.	32,000	521

Mitsubishi UFJ Financial Group, Inc.	1,787,465	8,343

Mitsubishi UFJ Lease & Finance Co. Ltd.	8,170	288

Mitsui & Co. Ltd.	243,900	3,629

Mitsui Chemicals, Inc.	123,000	332

Mitsui Engineering & Shipbuilding Co. Ltd.	99,000	225

Mitsui Fudosan Co. Ltd.	118,000	1,990

Mitsui Mining & Smelting Co. Ltd.	80,000	229

Mitsui O.S.K. Lines Ltd.	161,000	1,015

Mitsumi Electric Co. Ltd.	11,100	171

Mizuho Financial Group, Inc.	2,815,778	4,090

Mizuho Securities Co. Ltd.	79,000	181

Mizuho Trust & Banking Co. Ltd. *	208,000	175

MS&AD Insurance Group Holdings, Inc.	75,854	1,746

Murata Manufacturing Co. Ltd.	28,500	1,502

Namco Bandai Holdings, Inc.	26,400	245

NEC Corp.	366,000	973

NGK Insulators Ltd.	35,000	580

NGK Spark Plug Co. Ltd.	23,000	308

NHK Spring Co. Ltd.	21,000	174

Nidec Corp.	15,300	1,364

Nikon Corp.	45,100	839

Nintendo Co. Ltd.	13,900	3,474

Nippon Building Fund, Inc.	72	630

Nippon Electric Glass Co. Ltd.	48,500	663

Nippon Express Co. Ltd.	119,000	453

Nippon Meat Packers, Inc.	26,000	319

Nippon Paper Group, Inc.	13,858	347

Nippon Sheet Glass Co. Ltd.	91,000	199

Nippon Steel Corp.	716,000	2,441

Nippon Telegraph & Telephone Corp.	72,952	3,178

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

Nippon Yusen Kabushiki Kaisha	215,000	$883

Nishi-Nippon City Bank (The) Ltd.	94,000	269

Nissan Chemical Industries Ltd.	20,000	226

Nissan Motor Co. Ltd.	349,000	3,057

Nissha Printing Co. Ltd.	3,792	86

Nisshin Seifun Group, Inc.	27,000	356

Nisshin Steel Co. Ltd.	97,000	174

Nisshinbo Holdings, Inc.	18,000	181

Nissin Foods Holdings Co. Ltd.	9,100	329

Nitori Holdings Co. Ltd.	5,200	435

Nitto Denko Corp.	23,200	910

NKSJ Holdings, Inc. *	198,500	1,249

NOK Corp.	14,600	254

Nomura Holdings, Inc.	496,000	2,405

Nomura Real Estate Holdings, Inc.	13,400	191

Nomura Real Estate Office Fund, Inc.	38	211

Nomura Research Institute Ltd.	14,200	267

NSK Ltd.	62,000	422

NTN Corp.	67,000	290

NTT Data Corp.	177	561

NTT DoCoMo, Inc.	2,159	3,606

NTT Urban Development Corp.	166	140

Obayashi Corp.	91,000	362

Obic Co. Ltd.	1,000	189

Odakyu Electric Railway Co. Ltd.	88,000	815

OJI Paper Co. Ltd.	119,000	527

Olympus Corp.	30,500	801

Omron Corp.	28,500	649

Ono Pharmaceutical Co. Ltd.	11,900	518

Oracle Corp. Japan	5,300	252

Oriental Land Co. Ltd.	7,000	653

ORIX Corp.	14,700	1,126

Osaka Gas Co. Ltd.	273,000	985

Otsuka Corp.	2,300	153

Panasonic Corp.	275,500	3,737

Panasonic Electric Works Co. Ltd.	53,000	704

Rakuten, Inc.	1,011	740

Resona Holdings, Inc.	85,310	767

Ricoh Co. Ltd.	94,000	1,330

Rinnai Corp.	5,000	294

Rohm Co. Ltd.	13,800	853

Sankyo Co. Ltd.	7,600	403

Santen Pharmaceutical Co. Ltd.	10,500	364

Sanyo Electric Co. Ltd. *	257,000	423

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

Sapporo Hokuyo Holdings, Inc.	44,900	$208

Sapporo Holdings Ltd.	35,000	164

SBI Holdings, Inc.	2,356	296

Secom Co. Ltd.	29,500	1,332

Sega Sammy Holdings, Inc.	27,700	423

Seiko Epson Corp.	18,200	277

Sekisui Chemical Co. Ltd.	60,000	364

Sekisui House Ltd.	81,000	729

Senshu Ikeda Holdings, Inc.	93,257	140

Seven & I Holdings Co. Ltd.	108,200	2,540

Seven Bank Ltd.	85	152

Sharp Corp.	140,000	1,394

Shikoku Electric Power Co., Inc.	25,100	721

Shimadzu Corp.	35,000	269

Shimamura Co. Ltd.	3,100	288

Shimano, Inc.	9,300	493

Shimizu Corp.	83,000	307

Shin-Etsu Chemical Co. Ltd.	57,600	2,813

Shinko Electric Industries Co. Ltd.	9,300	103

Shinsei Bank Ltd. *	126,000	89

Shionogi & Co. Ltd.	41,900	767

Shiseido Co. Ltd.	48,900	1,100

Shizuoka Bank (The) Ltd.	85,000	732

Showa Denko KK	200,000	384

Showa Shell Sekiyu KK	26,000	199

SMC Corp.	7,600	1,005

Softbank Corp.	114,000	3,736

Sojitz Corp.	175,500	316

Sony Corp.	141,000	4,361

Sony Financial Holdings, Inc.	123	401

Square Enix Holdings Co. Ltd.	9,000	202

Stanley Electric Co. Ltd.	20,500	328

Sumco Corp. *	16,500	258

Sumitomo Chemical Co. Ltd.	221,000	971

Sumitomo Corp.	158,000	2,042

Sumitomo Electric Industries Ltd.	105,900	1,295

Sumitomo Heavy Industries Ltd.	77,000	398

Sumitomo Metal Industries Ltd.	472,000	1,196

Sumitomo Metal Mining Co. Ltd.	73,000	1,117

Sumitomo Mitsui Financial Group, Inc.	188,519	5,501

Sumitomo Realty & Development Co. Ltd.	50,000	1,036

Sumitomo Rubber Industries Ltd.	24,300	238

Sumitomo Trust & Banking (The) Co. Ltd.	200,000	1,004

Suruga Bank Ltd.	29,000	256

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

Suzuken Co. Ltd.	9,200	$305

Suzuki Motor Corp.	45,700	961

Sysmex Corp.	4,628	321

T&D Holdings, Inc.	38,250	799

Taiheiyo Cement Corp. *	119,000	140

Taisei Corp.	143,000	295

Taisho Pharmaceutical Co. Ltd.	19,000	384

Taiyo Nippon Sanso Corp.	37,000	315

Takashimaya Co. Ltd.	37,000	286

Takeda Pharmaceutical Co. Ltd.	105,300	4,852

TDK Corp.	17,300	968

Teijin Ltd.	131,000	433

Terumo Corp.	23,700	1,261

THK Co. Ltd.	17,100	321

Tobu Railway Co. Ltd.	115,000	663

Toho Co. Ltd.	14,600	235

Toho Gas Co. Ltd.	59,000	292

Tohoku Electric Power Co., Inc.	60,000	1,328

Tokio Marine Holdings, Inc.	101,600	2,746

Tokuyama Corp.	44,000	224

Tokyo Electric Power (The) Co., Inc.	170,900	4,170

Tokyo Electron Ltd.	24,100	1,212

Tokyo Gas Co. Ltd.	360,000	1,634

Tokyo Steel Manufacturing Co. Ltd.	14,400	170

Tokyo Tatemono Co. Ltd.	55,000	211

Tokyu Corp.	160,000	708

Tokyu Land Corp.	64,000	266

TonenGeneral Sekiyu KK	40,000	371

Toppan Printing Co. Ltd.	79,000	619

Toray Industries, Inc.	202,000	1,125

Toshiba Corp.	565,000	2,741

Tosoh Corp.	71,000	192

TOTO Ltd.	38,000	261

Toyo Seikan Kaisha Ltd.	21,300	385

Toyo Suisan Kaisha Ltd.	13,000	268

Toyoda Gosei Co. Ltd.	9,100	201

Toyota Boshoku Corp.	9,300	155

Toyota Industries Corp.	25,100	672

Toyota Motor Corp.	387,200	13,878

Toyota Tsusho Corp.	29,800	440

Trend Micro, Inc.	13,800	412

Tsumura & Co.	8,300	258

Ube Industries Ltd.	135,000	300

Unicharm Corp.	17,400	701

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 20.6% – continued

UNY Co. Ltd.	26,500	$210

Ushio, Inc.	14,700	248

USS Co. Ltd.	3,250	243

West Japan Railway Co.	239	858

Yahoo! Japan Corp.	2,041	706

Yakult Honsha Co. Ltd.	13,600	421

Yamada Denki Co. Ltd.	11,530	716

Yamaguchi Financial Group, Inc.	30,000	283

Yamaha Corp.	22,000	256

Yamaha Motor Co. Ltd. *	35,900	538

Yamato Holdings Co. Ltd.	55,900	678

Yamato Kogyo Co. Ltd.	6,000	146

Yamazaki Baking Co. Ltd.	17,000	207

Yaskawa Electric Corp.	32,000	259
Yokogawa Electric Corp.	30,200	205
		306,900

Luxembourg – 0.3%
ArcelorMittal	120,520	3,989

Macau – 0.0%
Wynn Macau Ltd. *	218,993	378

Netherlands – 4.5%

Aegon N.V. *	219,385	1,316

Akzo Nobel N.V.	32,533	2,013

ASML Holding N.V.	60,576	1,816

Corio N.V.	8,119	555

Delta Lloyd N.V.	10,505	197

European Aeronautic Defence and Space Co. N.V. *	57,295	1,433

Fugro N.V. – CVA	9,390	618

Heineken Holding N.V.	15,501	679

Heineken N.V.	34,406	1,788

ING Groep N.V. – CVA *	537,812	5,554

Koninklijke Ahold N.V.	167,387	2,257

Koninklijke Boskalis Westminster N.V.	9,712	408

Koninklijke DSM N.V.	21,659	1,111

Koninklijke Philips Electronics N.V.	136,526	4,304

Koninklijke Vopak N.V.	9,899	473

Kononklijke KPN N.V.	228,665	3,540

QIAGEN N.V. *	32,460	581

Randstad Holding N.V. *	15,487	704

Reed Elsevier N.V.	96,607	1,220

Royal Dutch Shell PLC, Class A (London Exchange)	497,718	14,990

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Netherlands – 4.5% – continued

Royal Dutch Shell PLC, Class B (London Exchange)	378,403	$11,046

SBM Offshore N.V.	23,292	442

TNT N.V.	52,118	1,402

Unilever N.V. – CVA	228,708	6,852
Wolters Kluwer N.V.	41,144	866
		66,165

New Zealand – 0.1%

Auckland International Airport Ltd.	131,897	198

Contact Energy Ltd. *	42,805	178

Fletcher Building Ltd.	85,134	503

Sky City Entertainment Group Ltd.	81,063	168
Telecom Corp. of New Zealand Ltd.	265,953	397
		1,444

Norway – 0.8%

Aker Solutions ASA	23,058	335

DnB NOR ASA	137,191	1,870

Norsk Hydro ASA	124,867	755

Orkla ASA	108,370	999

Renewable Energy Corp. ASA *	68,712	233

Seadrill Ltd.	39,194	1,136

Statoil ASA	156,621	3,270

Telenor ASA	116,376	1,824
Yara International ASA	26,610	1,205
		11,627

Portugal – 0.3%

Banco Comercial Portugues S.A., Class R	395,681	345

Banco Espirito Santo S.A. (Registered)	73,780	341

Brisa Auto-Estradas de Portugal S.A.	24,997	161

Cimpor Cimentos de Portugal SGPS S.A.	28,430	183

Energias de Portugal S.A.	245,834	842

Galp Energia SGPS S.A., Class B	32,467	561

Jeronimo Martins SGPS S.A.	30,424	408
Portugal Telecom SGPS S.A. (Registered)	81,807	1,090
		3,931

Singapore – 1.6%

Ascendas Real Estate Investment Trust	207,213	346

CapitaLand Ltd.	358,500	1,106

CapitaMall Trust	312,600	511

CapitaMalls Asia Ltd.	187,718	309

City Developments Ltd.	77,000	747

ComfortDelgro Corp. Ltd.	260,000	300

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued
Singapore – 1.6% – continued

Cosco Corp. Singapore Ltd.	144,000	$194

DBS Group Holdings Ltd.	245,297	2,624

Fraser and Neave Ltd.	137,563	681

Genting Singapore PLC *	851,380	1,207

Golden Agri-Resources Ltd.	931,787	403

Jardine Cycle & Carriage Ltd.	14,576	437

Keppel Corp. Ltd.	179,000	1,224

Keppel Land Ltd.	100,611	310

Neptune Orient Lines Ltd. *	125,750	189

Olam International Ltd.	170,381	422

Oversea-Chinese Banking Corp. Ltd.	348,171	2,341

SembCorp Industries Ltd.	136,600	453

SembCorp Marine Ltd.	118,400	355

Singapore Airlines Ltd.	76,067	943

Singapore Exchange Ltd.	120,000	825

Singapore Press Holdings Ltd.	213,000	689

Singapore Technologies Engineering Ltd.	233,000	596

Singapore Telecommunications Ltd.	1,118,600	2,669

StarHub Ltd.	86,000	169

United Overseas Bank Ltd.	175,275	2,440

UOL Group Ltd.	66,700	235
Wilmar International Ltd.	269,000	1,228
		23,953

Spain – 3.7%

Abertis Infraestructuras S.A.	41,658	777

Acciona S.A.	3,579	303

Acerinox S.A.	14,008	250

ACS Actividades de Construccion y Servicios S.A.	19,899	995

Banco Bilbao Vizcaya Argentaria S.A.	499,856	6,769

Banco de Sabadell S.A.	134,972	676

Banco de Valencia S.A.	30,773	175

Banco Popular Espanol S.A.	123,463	782

Banco Santander S.A.	1,155,474	14,639

Bankinter S.A.	39,917	277

Criteria Caixacorp S.A.	118,514	623

EDP Renovaveis S.A. *	30,270	171

Enagas	25,179	511

Ferrovial S.A.	61,857	580

Fomento de Construcciones y Contratas S.A.	5,366	148

Gamesa Corp. Tecnologica S.A. *	27,799	194

Gas Natural SDG S.A.	32,339	482

Gestevision Telecinco S.A.	13,701	151

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued
Spain – 3.7% – continued

Grifols S.A.	19,516	$280

Iberdrola Renovables S.A.	119,048	396

Iberdrola S.A.	553,207	4,263

Iberia Lineas Aereas de Espana S.A. *	68,317	264

Inditex S.A.	30,650	2,433

Indra Sistemas S.A.	12,695	242

Mapfre S.A.	104,432	318

Red Electrica Corp. S.A.	15,214	716

Repsol YPF S.A.	102,804	2,653

Telefonica S.A.	576,642	14,305
Zardoya Otis S.A.	19,406	348
		54,721

Sweden – 3.1%

Alfa Laval AB	47,394	832

Assa Abloy AB, Class B	43,795	1,106

Atlas Copco AB, Class A	94,261	1,823

Atlas Copco AB, Class B	54,796	965

Boliden AB	38,345	582

Electrolux AB, Class B	33,695	830

Getinge AB, Class B	28,088	657

Hennes & Mauritz AB, Class B	143,562	5,198

Hexagon AB	26,691	573

Holmen AB, Class B	7,354	227

Husqvarna AB, Class B	56,524	419

Investor AB, Class B	63,974	1,298

Kinnevik Investment AB, Class B	30,492	646

Millicom International Cellular S.A. SDR	10,679	1,019

Modern Times Group AB, Class B	7,075	527

Nordea Bank AB	453,428	4,730

Ratos AB, Class B	14,256	493

Sandvik AB	141,560	2,173

Scania AB, Class B	44,934	993

Securitas AB, Class B	43,936	474

Skandinaviska Enskilda Banken AB, Class A	198,028	1,471

Skanska AB, Class B	56,015	1,029

SKF AB, Class B	54,684	1,259

SSAB AB, Class A	25,323	404

SSAB AB, Class B	11,775	166

Svenska Cellulosa AB, Class B	80,287	1,223

Svenska Handelsbanken AB, Class A	68,675	2,254

Swedbank AB, Class A *	98,948	1,374

Swedish Match AB	33,453	893

Tele2 AB, Class B	43,588	915

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Sweden – 3.1% – continued

Telefonaktiebolaget LM Ericsson, Class B	422,803	$4,644

TeliaSonera AB	315,220	2,549
Volvo AB, Class B *	152,760	2,246
		45,992

Switzerland – 8.0%

ABB Ltd. (Registered) *	309,874	6,538

Actelion Ltd. (Registered) *	14,210	570

Adecco S.A. (Registered)	17,282	904

Aryzta A.G.	7,075	309

Aryzta A.G. (Dublin Exchange)	4,329	191

Baloise Holding A.G. (Registered)	7,020	634

Compagnie Financiere Richemont S.A., Class A (Bearer)	73,313	3,529

Credit Suisse Group A.G. (Registered)	157,992	6,766

GAM Holding A.G. *	29,046	441

Geberit A.G. (Registered)	5,460	973

Givaudan S.A. (Registered)	1,073	1,097

Holcim Ltd. (Registered)	34,442	2,214

Julius Baer Group Ltd.	29,023	1,058

Kuehne + Nagel International A.G. (Registered)	7,594	913

Lindt & Spruengli A.G. (Particification Certificate)	120	288

Lindt & Spruengli A.G. (Registered)	16	447

Logitech International S.A. (Registered) *	25,886	451

Lonza Group A.G. (Registered)	6,377	545

Nestle S.A. (Registered)	486,772	25,943

Nobel Biocare Holding A.G. (Registered)	17,391	313

Novartis A.G. (Registered)	296,221	17,070

Pargesa Holding S.A. (Bearer)	3,736	273

Roche Holding A.G. (Genusschein)	98,628	13,467

Schindler Holding A.G. (Partcipation Certificate)	6,828	733

Schindler Holding A.G. (Registered)	3,021	323

SGS S.A. (Registered)	769	1,243

Sika A.G. (Bearer)	287	530

Sonova Holding A.G. (Registered)	6,441	787

STMicroelectronics N.V.	89,493	687

Straumann Holding A.G. (Registered)	1,081	241

Swatch Group (The) A.G. (Bearer)	4,332	1,633

Swatch Group (The) A.G. (Registered)	6,021	416

Swiss Life Holding A.G. (Registered) *	4,307	490

Swiss Reinsurance Co. Ltd. (Registered)	49,473	2,167

Swisscom A.G. (Registered)	3,272	1,321

Syngenta A.G. (Registered)	13,281	3,303

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Switzerland – 8.0% – continued

Synthes, Inc.	8,339	$964

UBS A.G. (Registered) *	510,912	8,690

Xstrata PLC	288,818	5,546
Zurich Financial Services A.G.	20,702	4,856
		118,864

United Kingdom – 18.6%

3i Group PLC	136,294	615

Admiral Group PLC	28,043	733

Aggreko PLC	36,523	902

AMEC PLC	46,506	722

Anglo American PLC	184,803	7,354

Antofagasta PLC	55,356	1,078

ARM Holdings PLC	184,104	1,148

Associated British Foods PLC	50,043	825

AstraZeneca PLC	203,886	10,351

Autonomy Corp. PLC *	30,392	866

Aviva PLC	388,408	2,439

Babcock International Group PLC	50,506	453

BAE Systems PLC	495,291	2,666

Balfour Beatty PLC	97,491	410

Barclays PLC	1,605,604	7,539

BG Group PLC	473,809	8,331

BHP Billiton PLC	309,801	9,892

BP PLC	2,634,667	18,012

British Airways PLC *	81,075	309

British American Tobacco PLC	280,299	10,472

British Land Co. PLC	121,919	891

British Sky Broadcasting Group PLC	159,961	1,773

BT Group PLC	1,088,231	2,395

Bunzl PLC	46,078	550

Burberry Group PLC	61,024	998

Cable & Wireless Worldwide PLC	368,612	425

Cairn Energy PLC *	196,514	1,401

Capita Group (The) PLC	87,448	1,081

Capital Shopping Centres Group PLC	65,543	378

Carnival PLC	23,530	926

Centrica PLC	720,595	3,664

Cobham PLC	161,121	585

Compass Group PLC	262,489	2,189

Diageo PLC	351,578	6,058

Eurasian Natural Resources Corp. PLC	36,176	523

FirstGroup PLC	68,409	390

Fresnillo PLC	24,746	484

G4S PLC	198,007	792

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON S TOCKS – 96.7% – continued
United Kingdom – 18.6% – continued

GlaxoSmithKline PLC	728,793	$14,378

Hammerson PLC	98,743	612

Home Retail Group PLC	123,243	399

HSBC Holdings PLC	2,446,906	24,780

ICAP PLC	78,225	531

Imperial Tobacco Group PLC	142,941	4,266

Inmarsat PLC	61,266	639

Intercontinental Hotels Group PLC	36,420	652

International Power PLC	213,752	1,304

Intertek Group PLC	22,360	643

Invensys PLC	113,321	532

Investec PLC	59,535	476

ITV PLC *	518,651	486

J. Sainsbury PLC	169,195	1,038

Johnson Matthey PLC	30,144	835

Kazakhmys PLC	30,061	688

Kingfisher PLC	331,625	1,220

Land Securities Group PLC	106,557	1,071

Legal & General Group PLC	823,113	1,341

Lloyds Banking Group PLC *	5,636,071	6,578

London Stock Exchange Group PLC	20,581	220

Lonmin PLC *	21,711	570

Man Group PLC	240,386	829

Marks & Spencer Group PLC	222,116	1,355

National Grid PLC	487,807	4,141

Next PLC	26,484	923

Old Mutual PLC	762,609	1,664

Pearson PLC	113,896	1,764

Petrofac Ltd.	36,347	785

Prudential PLC	355,511	3,558

Randgold Resources Ltd.	12,652	1,279

Reckitt Benckiser Group PLC	85,972	4,733

Reed Elsevier PLC	170,351	1,442

Resolution Ltd.	205,742	792

Rexam PLC	123,061	594

Rio Tinto PLC	203,346	11,940

Rolls-Royce Group PLC *	260,291	2,471

Royal Bank of Scotland Group PLC *	2,374,015	1,765

RSA Insurance Group PLC	480,432	987

SABMiller PLC	133,184	4,261

Sage Group (The) PLC	184,442	801

Schroders PLC	15,709	355

Scottish & Southern Energy PLC	129,612	2,277

Segro PLC	103,163	443

	NUMBER OF SHARES	VALUE (000s)
COMMON S TOCKS – 96.7% – continued
United Kingdom – 18.6% – continued

Serco Group PLC	68,898	$666

Severn Trent PLC	33,197	684

Smith & Nephew PLC	124,608	1,137

Smiths Group PLC	54,682	1,049

Standard Chartered PLC	284,309	8,170

Standard Life PLC	314,041	1,141

Tesco PLC	1,120,992	7,470

Thomas Cook Group PLC	120,737	326

TUI Travel PLC	77,457	261

Tullow Oil PLC	124,136	2,487

Unilever PLC	180,176	5,220

United Utilities Group PLC	95,642	861

Vedanta Resources PLC	17,111	583

Vodafone Group PLC	7,386,458	18,285

Whitbread PLC	24,744	632

WM Morrison Supermarkets PLC	297,800	1,384

Wolseley PLC *	39,850	1,003
WPP PLC	176,076	1,950
		276,347
Total Common Stocks
(Cost $1,352,063) (2)		1,437,191
PREFERRED STOCKS – 0.4%
Germany – 0.4%

Bayerische Motoren Werke A.G.	7,249	339

Fresenius S.E.	11,316	914

Henkel A.G. & Co. KGaA	25,030	1,346

Porsche Automobil Holding S.E.	12,287	610

RWE A.G. (Non Voting)	5,492	350
Volkswagen A.G.	23,885	2,887
		6,446
Total Preferred Stocks
(Cost $4,969)(2)		6,446
INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - Diversified Assets Portfolio (3)(4)	13,811,589	13,812
Total Investment Companies
(Cost $13,812)		13,812
RIGHTS – 0.1%
Cyprus – 0.0%
Bank of Cyprus Public Co. Ltd. *	82,032	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.1% – continued

France – 0.0%

Cie Generale des Etablissements Michelin *	20,693	$58

Germany – 0.1%
Deutsche Bank A.G. *	87,163	422

Greece – 0.0%

National Bank of Greece S.A. *	85,248	42
National Bank of Greece S.A. *	85,248	76
		118
Total Rights
(Cost $671)		648

Total Investments – 98.1%
(Cost $1,371,515)		1,458,097
Other Assets less Liabilities – 1.9%		28,714
NET ASSETS – 100.0%		$1,486,811

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,696,000 with net purchases of approximately $2,116,000 during the six months ended September 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Euro Stoxx 50 (Euro)	379	$14,146	Long	12/10	$(207)
FTSE 100 Index (British Pound)	126	10,945	Long	12/10	(39)
Hang Seng Index (Hong Kong Dollar)	10	1,439	Long	10/10	(1)
SPI 200 (Australian Dollar)	34	3,779	Long	12/10	(56)
TOPIX Index (Japanese Yen)	67	6,634	Long	12/10	61
Yen Denom Nikkei (Japanese Yen)	59	3,324	Long	12/10	79

Total					$(163)

At September 30, 2010, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.5%
British Pound	21.6
Japanese Yen	21.2
Australian Dollar	8.6
Swiss Franc	7.8
All other currencies less than 5%	10.3

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	10.4
Energy	7.4
Financials	24.7
Health Care	8.6
Industrials	12.3
Information Technology	4.8
Materials	10.4
Telecommunication Services	5.8
Utilities	5.2

Total	100.0%

At September 30, 2010, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Australian Dollar	540	United States Dollar	500	12/15/10	$(17)
Australian Dollar	104	United States Dollar	100	12/15/10	–
British Pound	158	United States Dollar	250	12/15/10	1
Euro	257	United States Dollar	350	12/15/10	–
Hong Kong Dollar	7,399	United States Dollar	953	12/15/10	(1)
Japanese Yen	167,051	United States Dollar	2,000	12/15/10	(3)
Japanese Yen	20,899	United States Dollar	250	12/15/10	(1)
Swiss Franc	3,393	United States Dollar	3,358	12/15/10	(97)
Swiss Franc	98	United States Dollar	100	12/15/10	1
United States Dollar	1,223	Australian Dollar	1,338	12/15/10	58
United States Dollar	300	Australian Dollar	320	12/15/10	6
United States Dollar	3,121	British Pound	2,019	12/15/10	49
United States Dollar	550	British Pound	354	12/15/10	5
United States Dollar	200	British Pound	128	12/15/10	1
United States Dollar	300	British Pound	193	12/15/10	3
United States Dollar	700	British Pound	443	12/15/10	(5)
United States Dollar	6,485	Euro	5,096	12/15/10	458
United States Dollar	900	Euro	700	12/15/10	54

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS (000s)
United States Dollar	400	Euro	308	12/15/10	$19
United States Dollar	300	Euro	229	12/15/10	13
United States Dollar	300	Euro	230	12/15/10	13
United States Dollar	300	Euro	220	12/15/10	–
United States Dollar	5,163	Japanese Yen	432,691	12/15/10	25
United States Dollar	600	Japanese Yen	50,240	12/15/10	2
United States Dollar	200	Japanese Yen	16,605	12/15/10	(1)
United States Dollar	300	Japanese Yen	25,720	12/15/10	8
United States Dollar	300	Japanese Yen	25,684	12/15/10	8
United States Dollar	200	Swiss Franc	203	12/15/10	7
United States Dollar	240	Swiss Franc	234	12/15/10	(2)

Total					$604
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers instructing when to use the fair valuation model. Based on the established prodedures, the triggers were met on September 30, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock
Consumer Discretionary	$–	$146,457	$–	$146,457
Consumer Staples	–	148,741	–	148,741
Energy	–	107,825	–	107,825
Financials		355,377	–	355,377
Health Care	–	122,533	–	122,533
Industrials	165	177,288	–	177,453
Information Technology	–	69,732	–	69,732
Materials	–	150,621	–	150,621

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Telecommunication Services	$–	$83,332	–	$83,332
Utilities	–	75,119	–	75,119
Preferred Stocks
Consumer Discretionary	–	3,836	–	3,836
Consumer Staples	–	1,346	–	1,346
Health Care	–	914	–	914
Utilities	–	350		350
Investment Companies	13,812	–	–	13,812
Rights
Consumer Discretionary	–	58	–	58
Financials	–	591	–	591
Total Investments	$13,977	$1,444,120	$–	$1,458,097

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$140	$–	$–	$140
Forward Foreign Currency Exchange Contracts	–	731	–	731
Liabilities
Futures Contracts	(303)	–	–	(303)
Forward Foreign Currency Exchange Contracts	–	(127)	–	(127)
Total Other Financial Instruments	$(163)	$604	$–	$441

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%

Advertising – 0.2%

Harte-Hanks, Inc.	14,386	$168
Lamar Advertising Co., Class A *	21,208	675
		843

Aerospace/Defense – 0.6%

Alliant Techsystems, Inc. *	12,335	930
BE Aerospace, Inc. *	38,270	1,160
		2,090

Agriculture – 0.1%
Universal Corp.	8,704	349

Airlines – 0.4%

AirTran Holdings, Inc. *	49,157	361

Alaska Air Group, Inc. *	13,387	683
JetBlue Airways Corp. *	74,978	502
		1,546

Apparel – 0.7%

Hanesbrands, Inc. *	35,877	928

Timberland (The) Co., Class A *	14,838	294

Under Armour, Inc., Class A *	13,028	587
Warnaco Group (The), Inc. *	16,650	851
		2,660

Auto Manufacturers – 0.2%

Oshkosh Corp. *	33,560	923

Auto Parts & Equipment – 0.6%
BorgWarner, Inc. *	42,555	2,239

Banks – 3.4%

Associated Banc-Corp	64,761	854

BancorpSouth, Inc.	27,375	388

Bank of Hawaii Corp.	17,991	808

Cathay General Bancorp	28,582	340

City National Corp.	17,175	911

Commerce Bancshares, Inc.	27,544	1,035

Cullen/Frost Bankers, Inc.	22,686	1,222

FirstMerit Corp.	40,318	739

Fulton Financial Corp.	74,471	675

International Bancshares Corp.	20,163	341

PacWest Bancorp	11,074	211

Prosperity Bancshares, Inc.	17,745	576

SVB Financial Group *	15,680	664

Synovus Financial Corp.	293,471	722

TCF Financial Corp.	48,080	778

Trustmark Corp.	21,206	461

Valley National Bancorp	60,204	777

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banks – 3.4% – continued

Webster Financial Corp.	24,129	$424

Westamerica Bancorporation	11,083	604
Wilmington Trust Corp.	33,536	301
		12,831

Beverages – 0.7%

Green Mountain Coffee Roasters, Inc. *	42,766	1,334
Hansen Natural Corp. *	25,634	1,195
		2,529

Biotechnology – 1.3%

Bio-Rad Laboratories, Inc., Class A *	7,291	660

Charles River Laboratories International, Inc. *	24,763	821

United Therapeutics Corp. *	18,352	1,028
Vertex Pharmaceuticals, Inc. *	75,701	2,617
		5,126

Building Materials – 0.6%

Lennox International, Inc.	16,885	704

Louisiana-Pacific Corp. *	49,381	374
Martin Marietta Materials, Inc.	16,994	1,308
		2,386

Chemicals – 3.2%

Albemarle Corp.	34,244	1,603

Ashland, Inc.	29,379	1,433

Cabot Corp.	24,487	798

Cytec Industries, Inc.	18,328	1,033

Intrepid Potash, Inc. *	16,426	428

Lubrizol Corp.	25,162	2,667

Minerals Technologies, Inc.	6,698	395

NewMarket Corp.	3,696	420

Olin Corp.	30,010	605

RPM International, Inc.	48,513	966

Sensient Technologies Corp.	18,103	552
Valspar Corp.	36,366	1,158
		12,058

Coal – 0.5%

Arch Coal, Inc.	60,809	1,624
Patriot Coal Corp. *	29,703	339
		1,963

Commercial Services – 5.5%

Aaron’s, Inc.	26,970	498

Alliance Data Systems Corp. *	19,537	1,275

Career Education Corp. *	23,991	515

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Commercial Services – 5.5% – continued

Convergys Corp. *	47,157	$493

CoreLogic, Inc.	38,890	745

Corinthian Colleges, Inc. *	31,891	224

Corporate Executive Board (The) Co.	13,169	416

Corrections Corp. of America *	41,204	1,017

Deluxe Corp.	19,812	379

FTI Consulting, Inc. *	17,723	615

Gartner, Inc. *	26,944	793

Global Payments, Inc.	29,705	1,274

Hewitt Associates, Inc., Class A *	34,271	1,728

ITT Educational Services, Inc. *	10,244	720

Korn/Ferry International *	17,232	285

Lender Processing Services, Inc.	34,731	1,154

Manpower, Inc.	30,615	1,598

Navigant Consulting, Inc. *	19,486	227

Pharmaceutical Product Development, Inc.	44,377	1,100

Rent-A-Center, Inc.	25,030	560

Rollins, Inc.	15,764	368

SEI Investments Co.	54,753	1,114

Service Corp. International	91,585	789

Sotheby’s	25,111	924

Strayer Education, Inc.	5,204	908

Towers Watson & Co., Class A	16,858	829

TravelCenters of America LLC –(Fractional Shares) (1) *	80,000	–
United Rentals, Inc. *	21,813	324
		20,872

Computers – 1.9%

Cadence Design Systems, Inc. *	98,164	749

Diebold, Inc.	24,731	769

DST Systems, Inc.	13,385	600

Jack Henry & Associates, Inc.	31,864	813

Mentor Graphics Corp. *	39,767	420

MICROS Systems, Inc. *	30,078	1,273

NCR Corp.*	59,925	817

SRA International, Inc., Class A *	15,596	308
Synopsys, Inc. *	55,396	1,372
		7,121

Cosmetics/Personal Care – 0.3%
Alberto-Culver Co.	32,242	1,214

Distribution/Wholesale – 1.0%

Fossil, Inc.*	19,711	1,060

Ingram Micro, Inc., Class A *	58,879	993

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Distribution/Wholesale – 1.0% – continued

LKQ Corp. *	53,369	$1,110
Owens & Minor, Inc.	23,709	675
		3,838

Diversified Financial Services – 1.9%

Affiliated Managers Group, Inc. *	19,104	1,490

AmeriCredit Corp. *	36,259	887

Eaton Vance Corp.	44,357	1,288

Greenhill & Co., Inc.	9,442	749

Jefferies Group, Inc.	45,646	1,036

Raymond James Financial, Inc.	37,217	943
Waddell & Reed Financial, Inc., Class A	31,372	858
		7,251

Electric – 3.5%

Alliant Energy Corp.	41,544	1,510

Black Hills Corp.	14,557	454

Cleco Corp.	22,839	677

DPL, Inc.	44,529	1,164

Dynegy, Inc. *	38,601	188

Great Plains Energy, Inc.	50,538	955

Hawaiian Electric Industries, Inc.	34,930	787

IDACORP, Inc.	18,101	650

MDU Resources Group, Inc.	70,327	1,403

NSTAR	38,264	1,506

NV Energy, Inc.	87,811	1,155

OGE Energy Corp.	36,500	1,455

PNM Resources, Inc.	32,146	366
Westar Energy, Inc.	41,360	1,002
		13,272

Electrical Components & Equipment – 1.3%

AMETEK, Inc.	39,769	1,900

Energizer Holdings, Inc. *	26,205	1,762
Hubbell, Inc., Class B	22,429	1,138
		4,800

Electronics – 3.0%

Arrow Electronics, Inc. *	43,685	1,168

Avnet, Inc. *	56,716	1,532

Gentex Corp.	52,111	1,017

Itron, Inc. *	15,027	920

Mettler-Toledo International, Inc. *	12,365	1,539

National Instruments Corp.	22,033	720

Tech Data Corp. *	17,243	695

Thomas & Betts Corp. *	19,730	809

Trimble Navigation Ltd. *	44,262	1,551

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Electronics – 3.0% – continued

Vishay Intertechnology, Inc. *	70,299	$680
Woodward Governor Co.	21,448	695
		11,326

Engineering & Construction – 1.3%

Aecom Technology Corp. *	42,864	1,040

Granite Construction, Inc.	13,089	298

KBR, Inc.	58,096	1,431

Shaw Group (The), Inc. *	31,524	1,058
URS Corp. *	30,943	1,175
		5,002

Entertainment – 0.5%

Bally Technologies, Inc. *	19,924	696

DreamWorks Animation SKG, Inc., Class A *	26,644	850

International Speedway Corp., Class A	11,252	275
Scientific Games Corp., Class A *	23,876	232
		2,053

Environmental Control – 0.5%

Clean Harbors, Inc. *	8,374	567

Mine Safety Appliances Co.	11,074	300
Waste Connections, Inc. *	28,965	1,149
		2,016

Food – 1.3%

Corn Products International, Inc.	28,221	1,058

Flowers Foods, Inc.	27,985	695

Lancaster Colony Corp.	7,375	351

Ralcorp Holdings, Inc. *	20,556	1,202

Ruddick Corp.	15,826	549

Smithfield Foods, Inc. *	61,797	1,040
Tootsie Roll Industries, Inc.	8,998	224
		5,119

Forest Products & Paper – 0.5%

Potlatch Corp.	14,623	497
Rayonier, Inc.	30,097	1,509
		2,006

Gas – 2.6%

AGL Resources, Inc.	29,195	1,120

Atmos Energy Corp.	33,143	969

Energen Corp.	26,760	1,224

National Fuel Gas Co.	30,693	1,590

Questar Corp.	65,330	1,145

Southern Union Co.	46,655	1,123

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Gas – 2.6% – continued

UGI Corp.	40,887	$1,170

Vectren Corp.	30,400	786
WGL Holdings, Inc.	19,027	719
		9,846

Hand/Machine Tools – 0.9%

Baldor Electric Co.	17,580	710

Kennametal, Inc.	30,572	946

Lincoln Electric Holdings, Inc.	15,938	921
Regal-Beloit Corp.	14,377	844
		3,421

Healthcare - Products – 4.7%

Beckman Coulter, Inc.	25,667	1,252

Edwards Lifesciences Corp. *	42,469	2,848

Gen-Probe, Inc. *	18,043	874

Henry Schein, Inc. *	34,237	2,006

Hill-Rom Holdings, Inc.	23,665	849

Hologic, Inc. *	96,881	1,551

IDEXX Laboratories, Inc. *	21,605	1,333

Immucor, Inc. *	26,554	527

Kinetic Concepts, Inc. *	23,296	852

Masimo Corp.	21,804	595

ResMed, Inc. *	56,068	1,840

STERIS Corp.	22,207	738

Techne Corp.	13,917	859

Teleflex, Inc.	14,931	848
Thoratec Corp. *	22,121	818
		17,790

Healthcare - Services – 2.4%

Community Health Systems, Inc. *	35,460	1,098

Covance, Inc. *	24,170	1,131

Health Management Associates, Inc., Class A *	94,042	720

Health Net, Inc. *	36,222	985

Kindred Healthcare, Inc. *	14,943	194

LifePoint Hospitals, Inc. *	20,039	703

Lincare Holdings, Inc.	36,113	906

Mednax, Inc. *	17,612	939

Psychiatric Solutions, Inc. *	21,403	718

Universal Health Services, Inc., Class B	36,337	1,412
WellCare Health Plans, Inc. *	16,226	470
		9,276

Home Builders – 1.0%

KB Home	27,399	310

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Home Builders – 1.0% – continued

MDC Holdings, Inc.	14,150	$411

NVR, Inc. *	2,190	1,418

Ryland Group (The), Inc.	16,827	302

Thor Industries, Inc.	14,153	473
Toll Brothers, Inc. *	53,908	1,025
		3,939

Household Products/Wares – 1.0%

American Greetings Corp., Class A	14,339	266

Church & Dwight Co., Inc.	26,215	1,702

Scotts Miracle-Gro (The) Co., Class A	17,025	881
Tupperware Brands Corp.	23,637	1,082
		3,931

Insurance – 4.2%

American Financial Group, Inc.	29,645	907

Arthur J. Gallagher & Co.	38,851	1,024

Brown & Brown, Inc.	42,976	868

Everest Re Group Ltd.	21,026	1,818

Fidelity National Financial, Inc., Class A	84,170	1,322

First American Financial Corp.	39,202	586

Hanover Insurance Group (The), Inc.	16,810	790

HCC Insurance Holdings, Inc.	43,018	1,122

Mercury General Corp.	12,989	531

Old Republic International Corp.	96,712	1,339

Protective Life Corp.	32,061	698

Reinsurance Group of America, Inc.	27,369	1,322

StanCorp Financial Group, Inc.	17,092	649

Transatlantic Holdings, Inc.	23,555	1,197

Unitrin, Inc.	18,352	448
W.R. Berkley Corp.	45,659	1,236
		15,857

Internet – 3.0%

AOL, Inc. *	39,973	989

Digital River, Inc. *	14,768	503

Equinix, Inc. *	16,968	1,736

F5 Networks, Inc. *	30,018	3,116

NetFlix, Inc. *	16,187	2,625

Rackspace Hosting, Inc. *	35,949	934

TIBCO Software, Inc. *	60,581	1,075
ValueClick, Inc. *	29,875	391
		11,369

Investment Companies – 0.2%
Apollo Investment Corp.	72,680	743

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Iron/Steel – 0.8%

Carpenter Technology Corp.	16,733	$564

Reliance Steel & Aluminum Co.	27,548	1,144
Steel Dynamics, Inc.	80,920	1,142
		2,850

Leisure Time – 0.4%

Life Time Fitness, Inc. *	15,856	626
WMS Industries, Inc. *	21,561	821
		1,447

Lodging – 0.0%
Boyd Gaming Corp. *	19,899	144

Machinery – Construction & Mining – 1.5%

Bucyrus International, Inc.	30,341	2,104

Joy Global, Inc.	38,274	2,691
Terex Corp. *	40,682	933
		5,728

Machinery – Diversified – 1.8%

AGCO Corp. *	34,832	1,359

Gardner Denver, Inc.	19,632	1,054

Graco, Inc.	22,734	721

IDEX Corp.	30,356	1,078

Nordson Corp.	12,773	941

Wabtec Corp.	17,947	858
Zebra Technologies Corp., Class A *	20,968	705
		6,716

Media – 0.6%

FactSet Research Systems, Inc.	17,261	1,400

John Wiley & Sons, Inc., Class A	17,290	706
Scholastic Corp.	10,441	291
		2,397

Metal Fabrication/Hardware – 0.7%

Commercial Metals Co.	43,079	624

Timken (The) Co.	29,728	1,140

Valmont Industries, Inc.	7,879	571
Worthington Industries, Inc.	21,000	316
		2,651

Miscellaneous Manufacturing – 2.4%

Acuity Brands, Inc.	16,359	724

Aptargroup, Inc.	24,910	1,137

Brink’s (The) Co.	17,402	400

Carlisle Cos., Inc.	22,816	683

Crane Co.	17,126	650

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Miscellaneous Manufacturing – 2.4% – continued

Donaldson Co., Inc.	28,302	$1,334

Harsco Corp.	30,221	743

Matthews International Corp., Class A	10,890	385

Pentair, Inc.	36,923	1,242

SPX Corp.	18,658	1,181
Trinity Industries, Inc.	30,227	673
		9,152

Office Furnishings – 0.2%

Herman Miller, Inc.	21,277	419
HNI Corp.	16,778	482
		901

Oil & Gas – 3.9%

Atwood Oceanics, Inc. *	20,661	629

Bill Barrett Corp. *	16,926	609

Cimarex Energy Co.	31,392	2,077

Comstock Resources, Inc. *	18,175	409

Forest Oil Corp. *	42,022	1,248

Frontier Oil Corp.	39,042	523

Mariner Energy, Inc. *	38,547	934

Newfield Exploration Co. *	49,889	2,866

Patterson-UTI Energy, Inc.	57,437	981

Plains Exploration & Production Co. *	52,329	1,396

Pride International, Inc. *	65,676	1,933

Quicksilver Resources, Inc. *	43,390	547
Unit Corp. *	14,592	544
		14,696

Oil & Gas Services – 0.7%

Exterran Holdings, Inc. *	23,886	543

Helix Energy Solutions Group, Inc. *	38,880	433

Oceaneering International, Inc. *	20,039	1,079
Superior Energy Services, Inc. *	29,571	789
		2,844

Packaging & Containers – 1.3%

Greif, Inc., Class A	11,479	675

Packaging Corp. of America	38,467	891

Rock-Tenn Co., Class A	14,574	726

Silgan Holdings, Inc.	20,199	640

Sonoco Products Co.	37,501	1,254
Temple-Inland, Inc.	40,221	751
		4,937

Pharmaceuticals – 1.9%

Endo Pharmaceuticals Holdings, Inc. *	43,422	1,443

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Pharmaceuticals – 1.9% – continued

Medicis Pharmaceutical Corp., Class A	22,298	$661

NBTY, Inc. *	23,733	1,305

Omnicare, Inc.	43,753	1,045

Perrigo Co.	30,730	1,973
VCA Antech, Inc. *	32,285	681
		7,108

Real Estate – 0.4%
Jones Lang LaSalle, Inc.	15,732	1,357

Real Estate Investment Trusts – 7.3%

Alexandria Real Estate Equities, Inc.	20,316	1,422

AMB Property Corp.	63,020	1,668

BRE Properties, Inc.	23,903	992

Camden Property Trust	24,696	1,185

Corporate Office Properties Trust	22,057	823

Cousins Properties, Inc.	37,390	267

Duke Realty Corp.	92,628	1,073

Equity One, Inc.	15,281	258

Essex Property Trust, Inc.	11,300	1,237

Federal Realty Investment Trust	23,020	1,880

Highwoods Properties, Inc.	26,796	870

Hospitality Properties Trust	46,186	1,031

Liberty Property Trust	42,444	1,354

Macerich (The) Co.	48,614	2,088

Mack-Cali Realty Corp.	29,731	972

Nationwide Health Properties, Inc.	46,048	1,781

Omega Healthcare Investors, Inc.	34,817	782

Realty Income Corp.	40,978	1,382

Regency Centers Corp.	30,669	1,210

Senior Housing Properties Trust	47,712	1,121

SL Green Realty Corp.	29,206	1,850

UDR, Inc.	66,743	1,410
Weingarten Realty Investors	44,587	973
		27,629

Retail – 7.2%

99 Cents Only Stores *	18,055	341

Advance Auto Parts, Inc.	31,366	1,841

Aeropostale, Inc. *	34,058	792

American Eagle Outfitters, Inc.	73,253	1,096

AnnTaylor Stores Corp. *	21,470	435

Barnes & Noble, Inc.	15,072	244

BJ’s Wholesale Club, Inc. *	20,252	840

Bob Evans Farms, Inc.	11,340	318

Brinker International, Inc.	37,236	702

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Retail – 7.2% – continued

Burger King Holdings, Inc.	34,772	$830

Cheesecake Factory (The), Inc. *	22,098	585

Chico’s FAS, Inc.	67,490	710

Chipotle Mexican Grill, Inc. *	11,604	1,996

Coldwater Creek, Inc. *	24,156	127

Collective Brands, Inc. *	23,523	380

Copart, Inc. *	26,785	883

Dick’s Sporting Goods, Inc. *	32,657	916

Dollar Tree, Inc. *	47,244	2,304

Dress Barn (The), Inc. *	25,789	613

Foot Locker, Inc.	58,800	854

Guess?, Inc.	23,559	957

J.Crew Group, Inc. *	23,756	799

MSC Industrial Direct Co., Class A	16,643	899

Panera Bread Co., Class A *	11,638	1,031

PetSmart, Inc.	44,407	1,554

Phillips-Van Heusen Corp.	24,682	1,485

Regis Corp.	22,166	424

Saks, Inc. *	59,132	509

Tractor Supply Co.	27,284	1,082

Wendy’s/Arby’s Group, Inc., Class A	119,350	541
Williams-Sonoma, Inc.	40,258	1,276
		27,364

Savings & Loans – 1.3%

Astoria Financial Corp.	29,758	406

First Niagara Financial Group, Inc.	78,245	911

New York Community Bancorp, Inc.	163,181	2,652

NewAlliance Bancshares, Inc.	38,477	486
Washington Federal, Inc.	42,229	644
		5,099

Semiconductors – 3.1%

Atmel Corp. *	171,441	1,365

Cree, Inc. *	40,164	2,180

Fairchild Semiconductor International, Inc. *	45,494	428

Integrated Device Technology, Inc. *	59,462	348

International Rectifier Corp. *	25,616	540

Intersil Corp., Class A	47,076	550

Lam Research Corp.*	46,156	1,931

Rovi Corp. *	38,782	1,955

Semtech Corp. *	23,808	481

Silicon Laboratories, Inc. *	16,416	602

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Semiconductors – 3.1% – continued
Skyworks Solutions, Inc. *	67,181	$1,389
		11,769

Software – 2.8%

ACI Worldwide, Inc. *	12,853	288

Acxiom Corp. *	29,561	469

Advent Software, Inc. *	5,860	306

Allscripts Healthcare Solutions, Inc. *	61,443	1,135

ANSYS, Inc. *	33,903	1,432

Broadridge Financial Solutions, Inc.	47,621	1,089

Fair Isaac Corp.	15,072	372

Informatica Corp. *	34,382	1,321

Mantech International Corp., Class A *	8,607	341

MSCI, Inc., Class A *	43,498	1,444

Parametric Technology Corp. *	43,405	848

Quest Software, Inc. *	22,473	553
Solera Holdings, Inc.	26,214	1,157
		10,755

Telecommunications – 2.2%

ADC Telecommunications, Inc. *	37,027	469

ADTRAN, Inc.	23,229	820

Ciena Corp. *	35,440	552

Cincinnati Bell, Inc. *	75,111	201

CommScope, Inc. *	35,356	839

NeuStar, Inc., Class A *	28,362	705

Plantronics, Inc.	17,623	595

Polycom, Inc. *	31,778	867

RF Micro Devices, Inc. *	103,596	636

Syniverse Holdings, Inc. *	25,590	580

Telephone & Data Systems, Inc.	34,226	1,123
tw telecom, inc. *	56,796	1,055
		8,442

Textiles – 0.3%
Mohawk Industries, Inc. *	21,055	1,122

Transportation – 1.8%

Alexander & Baldwin, Inc.	15,093	526

Con-way, Inc.	20,384	632

J.B. Hunt Transport Services, Inc.	32,886	1,141

Kansas City Southern *	38,078	1,425

Kirby Corp. *	20,201	809

Landstar System, Inc.	18,747	724

Overseas Shipholding Group, Inc.	10,226	351

Tidewater, Inc.	19,354	867

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Transportation – 1.8% – continued
Werner Enterprises, Inc.	16,317	$334
		6,809

Trucking & Leasing – 0.1%
GATX Corp.	17,032	499

Water – 0.3%
Aqua America, Inc.	51,144	1,043
Total Common Stocks
(Cost $335,789)		373,064

INVESTMENT COMPANIES – 1.5%

Northern Institutional Funds – Diversified Assets Portfolio(2)(3)	5,677,044	5,677
Total Investment Companies
(Cost $5,677)		5,677

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	16	$ –
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT - TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.20%, 11/18/10 (4)	$1,325	$1,325
Total Short-Term Investments
(Cost $1,325)		1,325
Total Investments – 99.8%
(Cost $342,791)		380,066
Other Assets less Liabilities – 0.2%		777
NET ASSETS – 100.0%		$380,843

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,308,000 with net sales of approximately $1,631,000 during the six months ended September 30, 2010.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P Midcap 400 E–Mini	105	$8,401	Long	12/10	$320

At September 30, 2010, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	4.0
Energy	5.9
Financials	20.0
Health Care	11.4
Industrials	15.1
Information Technology	15.8
Materials	6.6
Telecommunication Services	0.8
Utilities	6.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices) Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$373,064(1)	$ –	$ –	$373,064
Investment Companies	5,677	–	–	5,677
Short-Term Investments	–	1,325	–	1,325
Total Investments	$378,741	$1,325	$ –	$380,066

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$320	$ –	$ –	$320

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0%

Advertising – 0.1%

APAC Customer Services, Inc. *	9,593	$54

Harte-Hanks, Inc.	11,216	131
Marchex, Inc., Class B	5,500	30
		215

Aerospace/Defense – 1.3%

AAR Corp. *	11,573	216

Aerovironment, Inc. *	4,984	111

Astronics Corp. *	3,156	55

Cubic Corp.	4,675	191

Curtiss-Wright Corp.	13,474	408

Ducommun, Inc.	2,879	63

Esterline Technologies Corp. *	8,749	501

GenCorp, Inc. *	16,919	83

HEICO Corp.	8,669	396

Herley Industries, Inc. *	3,775	62

Kaman Corp.	7,710	202

Kratos Defense & Security Solutions, Inc. *	4,378	47

LMI Aerospace, Inc. *	2,966	47

Moog, Inc., Class A *	13,276	471

National Presto Industries, Inc.	1,424	152

Orbital Sciences Corp. *	17,181	263

Teledyne Technologies, Inc. *	10,608	422
Triumph Group, Inc.	4,896	365
		4,055

Agriculture – 0.4%

Alico, Inc.	900	21

Alliance One International, Inc. *	27,557	114

Andersons (The), Inc.	5,583	211

Cadiz, Inc. *	3,684	38

Griffin Land & Nurseries, Inc.	878	23

Limoneira Co.	2,274	46

MGP Ingredients, Inc.	2,792	22

Star Scientific, Inc. *	29,693	62

Tejon Ranch Co. *	3,863	84

Universal Corp.	7,081	284
Vector Group Ltd.	13,412	251
		1,156

Airlines – 0.8%

AirTran Holdings, Inc. *	39,275	288

Alaska Air Group, Inc. *	10,442	533

Allegiant Travel Co.	4,534	192

Hawaiian Holdings, Inc. *	16,182	97

JetBlue Airways Corp. *	71,577	479

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Airlines – 0.8% – continued

Pinnacle Airlines Corp. *	6,785	$37

Republic Airways Holdings, Inc. *	9,665	80

Skywest, Inc.	16,887	236
US Airways Group, Inc. *	47,559	440
		2,382

Apparel – 1.9%

American Apparel, Inc. *	7,871	10

Carter’s, Inc. *	17,524	461

Cherokee, Inc.	2,552	46

Columbia Sportswear Co.	3,420	200

CROCS, Inc. *	25,325	329

Deckers Outdoor Corp. *	11,385	569

Delta Apparel, Inc. *	1,723	26

G-III Apparel Group Ltd. *	4,500	141

Iconix Brand Group, Inc. *	21,358	374

Joe’s Jeans, Inc. *	11,722	25

Jones Apparel Group, Inc.	25,810	507

K-Swiss, Inc., Class A *	8,045	102

Lacrosse Footwear, Inc.	1,360	19

Maidenform Brands, Inc. *	6,754	195

Oxford Industries, Inc.	4,053	96

Perry Ellis International, Inc. *	3,158	69

Quiksilver, Inc. *	37,550	147

R.G. Barry Corp.	2,522	26

Skechers U.S.A., Inc., Class A *	10,250	241

Steven Madden Ltd. *	7,250	298

Timberland (The) Co., Class A *	12,227	242

True Religion Apparel, Inc. *	7,555	161

Under Armour, Inc., Class A *	10,433	470

Unifi, Inc. *	12,238	55

Volcom, Inc. *	5,680	109

Warnaco Group (The), Inc. *	13,096	670

Weyco Group, Inc.	2,059	50
Wolverine World Wide, Inc.	14,513	421
		6,059

Auto Manufacturers – 0.1%

Force Protection, Inc. *	20,065	101
Wabash National Corp. *	17,255	140
		241

Auto Parts & Equipment – 1.0%

American Axle & Manufacturing Holdings, Inc. *	18,224	164

Amerigon, Inc. *	6,938	71

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Auto Parts & Equipment – 1.0% – continued

ArvinMeritor, Inc. *	27,902	$434

ATC Technology Corp. *	5,755	142

Commercial Vehicle Group, Inc. *	7,664	78

Cooper Tire & Rubber Co.	18,028	354

Dana Holding Corp. *	41,359	510

Dorman Products, Inc. *	3,215	99

Douglas Dynamics, Inc.	2,963	37

Exide Technologies *	22,891	110

Fuel Systems Solutions, Inc. *	4,074	159

Miller Industries, Inc.	2,815	38

Modine Manufacturing Co. *	14,022	182

Spartan Motors, Inc.	11,284	52

Standard Motor Products, Inc.	5,444	57

Superior Industries International, Inc.	7,045	122

Tenneco, Inc. *	17,680	512
Titan International, Inc.	10,527	143
		3,264

Banks – 5.6%

1st Source Corp.	4,706	82

1st United Bancorp, Inc.*	6,134	39

Alliance Financial Corp.	1,519	46

American National Bankshares, Inc.	1,566	34

Ameris Bancorp *	6,608	62

Ames National Corp.	2,535	51

Arrow Financial Corp.	3,050	76

Bancfirst Corp.	1,987	80

Banco Latinoamericano de Comercio Exterior S.A., Class E	8,353	121

Bancorp (The), Inc. *	6,851	46

Bancorp Rhode Island, Inc.	1,005	28

Bank Mutual Corp.	13,506	70

Bank of Marin Bancorp	1,489	48

Bank of the Ozarks, Inc.	3,963	147

Boston Private Financial Holdings, Inc.	22,371	146

Bridge Bancorp, Inc.	2,018	50

Bryn Mawr Bank Corp.	3,037	52

Camden National Corp.	2,434	84

Capital City Bank Group, Inc.	3,342	41

Cardinal Financial Corp.	8,188	79

Cass Information Systems, Inc.	2,269	78

Cathay General Bancorp	23,531	280

Center Financial Corp. *	9,711	49

Centerstate Banks, Inc.	7,790	67

Century Bancorp, Inc., Class A	872	21

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Banks – 5.6% – continued

Chemical Financial Corp.	7,108	$147

Citizens & Northern Corp.	3,308	43

Citizens Republic Bancorp, Inc. *	120,962	109

City Holding Co.	4,766	146

CNB Financial Corp.	3,495	48

CoBiz Financial, Inc.	9,704	54

Columbia Banking System, Inc.	11,568	227

Community Bank System, Inc.	9,857	227

Community Trust Bancorp, Inc.	3,917	106

CVB Financial Corp.	26,683	200

Eagle Bancorp, Inc. *	5,270	61

Encore Bancshares, Inc. *	2,230	16

Enterprise Financial Services Corp.	4,663	43

Financial Institutions, Inc.	3,051	54

First Bancorp	4,871	66

First BanCorp Puerto Rico *	22,143	6

First Bancorp, Inc.	2,287	32

First Busey Corp.	15,438	70

First Commonwealth Financial Corp.	30,821	168

First Community Bancshares, Inc.	4,715	61

First Financial Bancorp	17,240	288

First Financial Bankshares, Inc.	6,165	290

First Financial Corp.	3,330	98

First Interstate Bancsystem, Inc.	3,438	46

First Merchants Corp.	7,100	54

First Midwest Bancorp, Inc.	22,002	254

First of Long Island (The) Corp.	2,208	55

First South Bancorp, Inc.	2,300	23

FirstMerit Corp.	31,710	581

FNB Corp.	33,978	291

German American Bancorp, Inc.	3,194	55

Glacier Bancorp, Inc.	21,171	309

Great Southern Bancorp, Inc.	2,817	61

Green Bankshares, Inc. *	3,242	22

Hancock Holding Co.	8,590	258

Hanmi Financial Corp. *	28,321	36

Heartland Financial USA, Inc.	3,825	59

Heritage Financial Corp. *	2,687	38

Home Bancshares, Inc.	6,323	128

Hudson Valley Holding Corp.	3,828	75

IBERIABANK Corp.	7,863	393

Independent Bank Corp.	6,102	137

International Bancshares Corp.	15,808	267

Lakeland Bancorp, Inc.	6,735	57

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Banks – 5.6% – continued

Lakeland Financial Corp.	4,561	$85

MainSource Financial Group, Inc.	5,748	44

MB Financial, Inc.	15,796	256

Merchants Bancshares, Inc.	1,251	31

Metro Bancorp, Inc. *	3,917	41

Midsouth Bancorp, Inc.	2,625	37

MidWestOne Financial Group, Inc.	1,921	28

Nara Bancorp, Inc. *	10,858	77

National Bankshares, Inc.	1,961	51

National Penn Bancshares, Inc.	37,623	235

NBT Bancorp, Inc.	10,328	228

Old National Bancorp	25,979	273

OmniAmerican Bancorp, Inc. *	3,499	39

Oriental Financial Group, Inc.	14,501	193

Orrstown Financial Services, Inc.	2,166	50

Pacific Continental Corp.	5,229	47

PacWest Bancorp	8,808	168

Park National Corp.	3,596	230

Peapack Gladstone Financial Corp.	2,314	27

Penns Woods Bancorp, Inc.	1,119	37

Peoples Bancorp, Inc.	2,943	36

Pinnacle Financial Partners, Inc. *	10,257	94

Porter Bancorp, Inc.	679	7

PrivateBancorp, Inc.	15,700	179

Prosperity Bancshares, Inc.	13,517	439

Renasant Corp.	5,953	91

Republic Bancorp, Inc., Class A	3,128	66

S&T Bancorp, Inc.	7,567	132

S.Y. Bancorp, Inc.	3,462	86

Sandy Spring Bancorp, Inc.	6,902	107

SCBT Financial Corp.	3,911	122

Sierra Bancorp	2,641	33

Signature Bank *	11,918	463

Simmons First National Corp., Class A	5,140	145

Southside Bancshares, Inc.	4,528	86

Southwest Bancorp, Inc.	5,462	71

State Bancorp, Inc.	4,795	43

StellarOne Corp.	6,472	82

Sterling Bancorp	7,530	65

Sterling Bancshares, Inc.	26,808	144

Suffolk Bancorp	2,767	70

Susquehanna Bancshares, Inc.	38,228	323

SVB Financial Group *	12,269	519

Taylor Capital Group, Inc. *	2,560	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Banks – 5.6% – continued

Texas Capital Bancshares, Inc. *	11,034	$191

Tompkins Financial Corp.	2,419	96

Tower Bancorp, Inc.	1,833	37

TowneBank	7,348	110

Trico Bancshares	4,455	68

TrustCo Bank Corp. NY	22,962	128

Trustmark Corp.	18,554	403

UMB Financial Corp.	9,120	324

Umpqua Holdings Corp.	33,833	384

Union First Market Bankshares Corp.	5,713	75

United Bankshares, Inc.	11,414	284

United Community Banks, Inc. *	26,661	60

Univest Corp. of Pennsylvania	4,722	82

Virginia Commerce Bancorp, Inc. *	5,421	26

Washington Banking Co.	4,335	60

Washington Trust Bancorp, Inc.	4,368	84

Webster Financial Corp.	19,231	338

WesBanco, Inc.	6,994	114

West Bancorporation, Inc. *	4,377	28

West Coast Bancorp *	30,202	69

Westamerica Bancorporation	8,476	462

Western Alliance Bancorp *	17,766	119

Whitney Holding Corp.	28,895	236

Wilshire Bancorp, Inc.	6,609	43
Wintrust Financial Corp.	9,122	296
		17,362

Beverages – 0.2%

Boston Beer Co., Inc., Class A *	2,486	166

Coca-Cola Bottling Co. Consolidated	1,159	61

Farmer Bros. Co.	1,862	30

Heckmann Corp. *	27,116	106

National Beverage Corp.	3,234	45
Peet’s Coffee & Tea, Inc. *	3,531	121
		529

Biotechnology – 1.9%

Acorda Therapeutics, Inc. *	11,446	378

Affymax, Inc. *	6,307	38

Alnylam Pharmaceuticals, Inc. *	10,957	135

AMAG Pharmaceuticals, Inc. *	6,023	104

Arena Pharmaceuticals, Inc. *	33,604	53

Ariad Pharmaceuticals, Inc. *	32,282	123

Arqule, Inc. *	11,978	62

AspenBio Pharma, Inc. *	13,393	7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Biotechnology – 1.9% – continued

AVEO Pharmaceuticals, Inc. *	2,835	$32

BioCryst Pharmaceuticals, Inc. *	8,605	43

Biosante Pharmaceuticals, Inc. *	18,433	31

Biotime, Inc. *	5,942	28

Cambrex Corp. *	8,284	35

Celera Corp. *	24,350	164

Celldex Therapeutics, Inc. *	9,568	38

Chelsea Therapeutics International Ltd. *	9,044	46

Clinical Data, Inc. *	3,694	62

Cubist Pharmaceuticals, Inc. *	17,044	399

Curis, Inc. *	20,601	28

Cytokinetics, Inc. *	13,035	34

CytRx Corp. *	30,945	23

Dynavax Technologies Corp. *	20,107	37

Emergent Biosolutions, Inc. *	5,425	94

Enzo Biochem, Inc. *	9,748	37

Enzon Pharmaceuticals, Inc. *	14,837	167

Exact Sciences Corp. *	10,012	72

Exelixis, Inc. *	33,241	130

Geron Corp. *	30,034	166

Halozyme Therapeutics, Inc. *	20,608	159

Immunogen, Inc. *	20,197	127

Immunomedics, Inc. *	20,830	67

Incyte Corp. Ltd.*	26,100	417

Inhibitex, Inc. *	13,638	25

Inovio Pharmaceuticals, Inc. *	22,359	28

InterMune, Inc. *	13,151	179

Lexicon Pharmaceuticals, Inc. *	58,101	93

Ligand Pharmaceuticals, Inc., Class B *	37,118	59

Martek Biosciences Corp. *	10,036	227

Maxygen, Inc. *	8,963	52

Medicines (The) Co. *	15,714	223

Micromet, Inc. *	24,310	163

Momenta Pharmaceuticals, Inc. *	11,610	175

Nanosphere, Inc. *	6,059	30

Neuralstem, Inc. *	12,013	30

Novavax, Inc. *	26,292	58

NPS Pharmaceuticals, Inc. *	17,921	123

Nymox Pharmaceutical Corp. *	5,464	19

Omeros Corp. *	5,451	40

PDL BioPharma, Inc.	40,937	215

Peregrine Pharmaceuticals, Inc. *	14,634	21

RTI Biologics, Inc. *	18,634	49

Sangamo Biosciences, Inc. *	12,165	42

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Biotechnology – 1.9% – continued

Seattle Genetics, Inc. *	24,931	$387

Sequenom, Inc. *	22,070	155

StemCells, Inc. *	30,714	25

SuperGen, Inc. *	16,061	34

Transcept Pharmaceuticals, Inc. *	1,641	11

Vical, Inc. *	17,746	40

ZIOPHARM Oncology, Inc. *	13,707	51
Zymogenetics, Inc. *	15,671	153
		6,043

Building Materials – 0.7%

AAON, Inc.	3,834	90

American DG Energy, Inc. *	5,198	16

Apogee Enterprises, Inc.	7,952	73

Broadwind Energy, Inc. *	25,689	48

Builders FirstSource, Inc. *	12,244	28

Comfort Systems USA, Inc.	11,444	123

Drew Industries, Inc. *	5,487	114

Gibraltar Industries, Inc. *	8,985	81

Interline Brands, Inc. *	9,434	170

Louisiana-Pacific Corp. *	37,644	285

LSI Industries, Inc.	5,488	35

NCI Building Systems, Inc. *	4,866	46

PGT, Inc. *	5,037	11

Quanex Building Products Corp.	10,875	188

Simpson Manufacturing Co., Inc.	11,619	300

Texas Industries, Inc.	5,960	188

Trex Co., Inc. *	4,722	90
Universal Forest Products, Inc.	5,786	169
		2,055

Chemicals – 2.2%

A. Schulman, Inc.	9,322	188

Aceto Corp.	8,399	57

American Vanguard Corp.	5,817	36

Arch Chemicals, Inc.	6,807	239

Balchem Corp.	8,450	261

Codexis, Inc. *	1,714	16

Ferro Corp. *	25,878	334

Georgia Gulf Corp. *	10,180	166

H.B. Fuller Co.	14,402	286

Hawkins, Inc.	2,456	87

Innophos Holdings, Inc.	6,219	206

KMG Chemicals, Inc.	1,692	24

Kraton Performance Polymers, Inc. *	3,483	95

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Chemicals – 2.2% – continued

Landec Corp. *	7,895	$49

Minerals Technologies, Inc.	5,457	321

NewMarket Corp.	3,018	343

Olin Corp.	23,021	464

OM Group, Inc. *	9,145	275

Omnova Solutions, Inc. *	13,660	98

PolyOne Corp. *	27,376	331

Quaker Chemical Corp.	3,251	106

Rockwood Holdings, Inc. *	15,308	482

Sensient Technologies Corp.	14,378	438

Solutia, Inc. *	35,698	572

Spartech Corp. *	9,181	75

Stepan Co.	2,381	141

TPC Group, Inc. *	2,156	51

W.R. Grace & Co. *	21,389	598

Westlake Chemical Corp.	5,803	174

Zep, Inc.	6,364	111
Zoltek Cos., Inc. *	8,630	84
		6,708

Coal – 0.3%

Cloud Peak Energy, Inc.*	9,095	166

Hallador Energy Co.	1,335	16

International Coal Group, Inc. *	38,755	206

James River Coal Co. *	8,024	141

L&L Energy, Inc. *	4,513	36
Patriot Coal Corp. *	23,064	263
		828

Commercial Services – 5.4%

ABM Industries, Inc.	15,212	328

Accretive Health, Inc. *	3,213	35

Administaff, Inc.	6,218	167

Advance America Cash Advance Centers, Inc.	15,790	64

Advisory Board (The) Co. *	4,583	202

Albany Molecular Research, Inc. *	6,458	41

American Public Education, Inc. *	5,246	172

American Reprographics Co. *	11,496	90

AMN Healthcare Services, Inc. *	9,174	47

Arbitron, Inc.	7,682	215

Asset Acceptance Capital Corp. *	4,347	23

Avis Budget Group, Inc. *	30,479	355

Barrett Business Services, Inc.	2,193	33

Bridgepoint Education, Inc. *	5,378	83

Capella Education Co. *	4,890	380

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Commercial Services – 5.4% – continued

Cardtronics, Inc. *	8,058	$124

CBIZ, Inc. *	12,052	71

CDI Corp.	4,022	52

Cenveo, Inc. *	16,106	81

Chemed Corp.	6,599	376

Coinstar, Inc. *	9,339	402

Consolidated Graphics, Inc. *	2,701	112

Corinthian Colleges, Inc. *	25,149	177

Corporate Executive Board (The) Co.	10,179	321

Corvel Corp. *	1,964	83

CoStar Group, Inc. *	6,106	297

CPI Corp.	1,405	36

CRA International, Inc. *	3,007	54

Cross Country Healthcare, Inc. *	9,814	71

Deluxe Corp.	15,225	291

Diamond Management & Technology Consultants, Inc.	6,621	83

Dollar Financial Corp. *	7,442	155

Dollar Thrifty Automotive Group, Inc. *	8,446	423

Electro Rent Corp.	4,956	66

Euronet Worldwide, Inc. *	14,466	260

ExlService Holdings, Inc. *	4,715	92

Forrester Research, Inc. *	4,217	140

Franklin Covey Co. *	3,880	31

Geo Group (The), Inc. *	18,532	433

Global Cash Access Holdings, Inc. *	13,934	57

Grand Canyon Education, Inc. *	9,220	202

Great Lakes Dredge & Dock Corp.	17,948	104

H&E Equipment Services, Inc. *	7,859	63

Hackett Group (The), Inc. *	9,429	39

Healthcare Services Group, Inc.	13,019	297

Heartland Payment Systems, Inc.	10,987	167

Heidrick & Struggles International, Inc.	5,049	98

Hill International, Inc. *	7,022	31

HMS Holdings Corp. *	7,825	461

Hudson Highland Group, Inc. *	8,858	30

Huron Consulting Group, Inc. *	6,633	146

ICF International, Inc. *	4,805	120

K12, Inc. *	7,385	214

Kelly Services, Inc., Class A *	7,477	88

Kendle International, Inc. *	4,088	38

Kenexa Corp. *	6,743	118

Kforce, Inc. *	9,044	124

Korn/Ferry International *	13,835	229

Landauer, Inc.	2,772	174

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Commercial Services – 5.4% – continued

Learning Tree International, Inc.	2,117	$21

LECG Corp. *	7,509	8

Lincoln Educational Services Corp. *	4,553	66

Live Nation Entertainment, Inc. *	41,715	412

Mac-Gray Corp.	3,866	47

MAXIMUS, Inc.	4,990	307

McGrath Rentcorp	6,886	165

Medifast, Inc. *	3,881	105

MedQuist, Inc. *	3,515	31

Midas, Inc. *	4,015	31

MoneyGram International, Inc. *	22,821	56

Monro Muffler Brake, Inc.	5,934	274

Multi-Color Corp.	3,009	46

National American University Holdings, Inc.	2,188	15

National Research Corp.	409	11

Navigant Consulting, Inc. *	15,183	177

On Assignment, Inc. *	11,767	62

Parexel International Corp. *	17,121	396

PDI, Inc. *	2,467	22

PHH Corp. *	16,289	343

Pre-Paid Legal Services, Inc. *	2,221	139

Princeton Review, Inc. *	5,816	12

Prospect Medical Holdings, Inc. *	2,699	23

Providence Service (The) Corp. *	4,061	67

Rent-A-Center, Inc.	19,201	430

Resources Connection, Inc.	13,193	182

Rollins, Inc.	12,451	291

RSC Holdings, Inc. *	15,189	113

Rural/Metro Corp. *	6,391	54

SFN Group, Inc. *	15,744	95

Sotheby’s	19,807	729

Standard Parking Corp. *	4,383	75

Steiner Leisure Ltd. *	4,296	164

Stewart Enterprises, Inc., Class A	23,632	127

SuccessFactors, Inc. *	18,619	468

Team Health Holdings, Inc. *	4,160	54

Team, Inc. *	5,454	94

TeleTech Holdings, Inc. *	8,592	128

TNS, Inc. *	7,476	127

Transcend Services, Inc. *	2,780	42

TrueBlue, Inc. *	13,176	180

United Rentals, Inc. *	18,225	270

Universal Technical Institute, Inc.	6,020	118

Valassis Communications, Inc. *	14,713	499

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Commercial Services – 5.4% – continued

Viad Corp.	5,749	$111

Volt Information Sciences, Inc. *	4,551	33
Wright Express Corp. *	11,260	402
		16,888

Computers – 2.5%

3D Systems Corp. *	5,499	86

Agilysys, Inc. *	5,484	36

CACI International, Inc., Class A *	8,763	397

CIBER, Inc. *	18,710	56

Compellent Technologies, Inc. *	6,555	119

Computer Task Group, Inc. *	4,266	33

Cray, Inc. *	9,676	64

Digimarc Corp. *	1,992	47

Echelon Corp. *	9,919	85

Electronics for Imaging, Inc. *	13,262	161

Fortinet, Inc. *	11,546	289

Hutchinson Technology, Inc. *	6,530	23

iGate Corp.	6,786	123

Imation Corp. *	8,890	83

Immersion Corp. *	8,336	49

Insight Enterprises, Inc. *	13,908	217

Integral Systems, Inc. *	5,087	38

Isilon Systems, Inc. *	7,821	174

Jack Henry & Associates, Inc.	24,609	627

LivePerson, Inc. *	13,706	115

Magma Design Automation, Inc. *	14,333	53

Manhattan Associates, Inc. *	6,859	201

Maxwell Technologies, Inc. *	8,181	119

Mentor Graphics Corp. *	31,299	331

Mercury Computer Systems, Inc. *	6,868	83

MTS Systems Corp.	4,620	143

NCI, Inc., Class A *	1,908	36

Netezza Corp. *	14,982	404

Netscout Systems, Inc. *	9,117	187

Quantum Corp. *	62,411	132

Radiant Systems, Inc. *	8,324	142

Radisys Corp. *	6,687	63

RealD, Inc. *	4,243	78

Rimage Corp. *	2,713	45

Riverbed Technology, Inc. *	18,594	847

Silicon Graphics International Corp. *	9,169	71

SMART Modular Technologies WWH, Inc. *	16,348	99

Spansion, Inc., Class A *	3,611	54

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Computers – 2.5% – continued

SRA International, Inc., Class A *	12,638	$249

STEC, Inc. *	11,787	147

Stratasys, Inc. *	6,127	170

Stream Global Services, Inc. *	2,308	9

Super Micro Computer, Inc. *	6,837	71

SYKES Enterprises, Inc. *	12,290	167

Synaptics, Inc. *	9,935	280

Syntel, Inc.	3,931	175

Tier Technologies, Inc. *	4,207	23

Unisys Corp. *	12,602	352

Virtusa Corp. *	3,675	36

Wave Systems Corp., Class A *	22,052	49
Xyratex Ltd. *	9,215	137
		7,775

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc.*	7,118	142

Inter Parfums, Inc.	4,473	79
Revlon, Inc., Class A *	2,899	37
		258

Distribution/Wholesale – 0.9%

Beacon Roofing Supply, Inc.*	13,783	201

BlueLinx Holdings, Inc. *	3,688	15

BMP Sunstone Corp. *	8,160	62

Brightpoint, Inc. *	20,482	143

Chindex International, Inc. *	3,906	59

Core-Mark Holding Co., Inc. *	3,166	98

Houston Wire & Cable Co.	5,011	50

MWI Veterinary Supply, Inc. *	3,545	205

Owens & Minor, Inc.	18,588	529

Pool Corp.	14,719	295

Rentrak Corp. *	2,539	64

Scansource, Inc. *	7,730	214

School Specialty, Inc. *	5,719	74

Titan Machinery, Inc. *	4,161	68

United Stationers, Inc. *	7,058	378
Watsco, Inc.	8,171	455
		2,910

Diversified Financial Services – 1.7%

Artio Global Investors, Inc.	8,103	124

Asta Funding, Inc.	3,042	23

BGC Partners, Inc., Class A	17,844	107

Calamos Asset Management, Inc., Class A	5,681	65

Cohen & Steers, Inc.	5,268	114

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Diversified Financial Services – 1.7% – continued

CompuCredit Holdings Corp.	4,040	$19

Cowen Group, Inc., Class A *	10,169	33

Credit Acceptance Corp. *	1,799	109

Diamond Hill Investment Group, Inc.	672	49

Doral Financial Corp. *	6,337	10

Duff & Phelps Corp., Class A	7,704	104

Encore Capital Group, Inc. *	4,092	74

Epoch Holding Corp.	4,436	57

Evercore Partners, Inc., Class A	4,542	130

FBR Capital Markets Corp. *	14,746	46

Federal Agricultural Mortgage Corp., Class C	2,653	29

Financial Engines, Inc. *	3,664	49

First Marblehead (The) Corp. *	16,389	38

GAMCO Investors, Inc., Class A	1,948	75

GFI Group, Inc.	19,307	90

Gleacher & Co., Inc. *	21,678	35

Higher One Holdings, Inc. *	3,032	50

International Assets Holding Corp. *	3,640	66

Investment Technology Group, Inc. *	12,604	179

JMP Group, Inc.	4,427	27

KBW, Inc.	10,618	272

Knight Capital Group, Inc., Class A *	27,820	345

LaBranche & Co., Inc. *	11,420	45

Ladenburg Thalmann Financial Services, Inc. *	25,132	26

MarketAxess Holdings, Inc.	8,352	142

Marlin Business Services Corp. *	2,380	29

MF Global Holdings Ltd. *	31,389	226

National Financial Partners Corp. *	12,317	156

Nelnet, Inc., Class A	7,748	177

NewStar Financial, Inc. *	7,825	58

Ocwen Financial Corp. *	21,342	216

Oppenheimer Holdings, Inc., Class A	2,953	83

optionsXpress Holdings, Inc. *	12,561	193

Penson Worldwide, Inc. *	5,882	29

Piper Jaffray Cos. *	5,127	149

Portfolio Recovery Associates, Inc. *	5,025	325

Pzena Investment Management, Inc., Class A	1,914	13

Rodman & Renshaw Capital Group, Inc. *	4,777	10

Sanders Morris Harris Group, Inc.	6,170	35

Stifel Financial Corp. *	10,092	467

Student Loan (The) Corp.	1,132	34

SWS Group, Inc.	8,586	62

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Diversified Financial Services – 1.7% – continued

TradeStation Group, Inc. *	11,518	$76

Virtus Investment Partners, Inc. *	1,664	50

Westwood Holdings Group, Inc.	1,611	54
World Acceptance Corp. *	4,920	217
		5,191

Electric – 1.8%

Allete, Inc.	9,155	334

Avista Corp.	16,012	334

Black Hills Corp.	11,636	363

Central Vermont Public Service Corp.	3,761	76

CH Energy Group, Inc.	4,554	201

Cleco Corp.	17,689	524

Dynegy, Inc. *	31,368	153

El Paso Electric Co. *	12,911	307

Empire District Electric (The) Co.	11,842	239

EnerNOC, Inc. *	5,817	183

IDACORP, Inc.	14,091	506

MGE Energy, Inc.	6,749	267

NorthWestern Corp.	10,654	304

Otter Tail Corp.	10,831	221

Pike Electric Corp. *	4,800	35

PNM Resources, Inc.	25,624	292

Portland General Electric Co.	22,101	448

UIL Holdings Corp.	14,784	416

Unisource Energy Corp.	10,568	353
Unitil Corp.	3,523	77
		5,633

Electrical Components & Equipment – 1.2%

A123 Systems, Inc. *	21,875	196

Advanced Battery Technologies, Inc. *	17,816	64

Advanced Energy Industries, Inc. *	10,489	137

American Superconductor Corp. *	13,294	413

Belden, Inc.	13,751	363

Capstone Turbine Corp. *	66,385	51

Coleman Cable, Inc. *	2,492	15

Encore Wire Corp.	5,695	117

Ener1, Inc. *	17,804	66

Energy Conversion Devices, Inc. *	13,237	66

EnerSys *	14,162	354

Evergreen Solar, Inc. *	53,366	39

Generac Holdings, Inc. *	6,070	83

GrafTech International Ltd. *	35,569	556

Graham Corp.	2,905	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Electrical Components & Equipment – 1.2% – continued

Insteel Industries, Inc.	5,078	$46

Littelfuse, Inc. *	6,525	285

Powell Industries, Inc. *	2,599	81

Power-One, Inc. *	20,542	187

PowerSecure International, Inc. *	5,223	48

Satcon Technology Corp. *	20,076	75

Universal Display Corp. *	9,092	214
Vicor Corp.	5,541	81
		3,582

Electronics – 2.5%

American Science & Engineering, Inc.	2,642	195

Analogic Corp.	3,854	173

Applied Energetics, Inc. *	20,900	23

Badger Meter, Inc.	4,453	180

Ballantyne Strong, Inc. *	3,837	33

Bel Fuse, Inc., Class B	3,284	68

Benchmark Electronics, Inc. *	18,534	304

Brady Corp., Class A	14,264	416

Checkpoint Systems, Inc. *	11,740	239

Cogent, Inc. *	15,900	169

Coherent, Inc. *	7,520	301

CTS Corp.	9,636	93

Cymer, Inc. *	8,880	329

Daktronics, Inc.	10,015	98

DDi Corp.	4,051	37

Dionex Corp. *	5,182	448

Electro Scientific Industries, Inc. *	7,860	87

FARO Technologies, Inc. *	4,580	100

FEI Co. *	11,346	222

ICx Technologies, Inc. *	3,113	24

II-VI, Inc. *	7,442	278

Keithley Instruments, Inc.	3,146	68

L-1 Identity Solutions, Inc. *	23,027	270

LaBarge, Inc. *	3,517	44

Measurement Specialties, Inc. *	4,580	85

Methode Electronics, Inc.	11,304	103

Microvision, Inc. *	24,600	54

Multi-Fineline Electronix, Inc. *	3,016	66

Newport Corp. *	11,254	128

NVE Corp. *	1,318	57

OSI Systems, Inc. *	4,648	169

Park Electrochemical Corp.	6,102	161

Plexus Corp. *	11,871	348

Rofin-Sinar Technologies, Inc. *	9,446	240

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Electronics – 2.5% – continued

Rogers Corp. *	4,809	$151

Sanmina-SCI Corp. *	23,588	285

Sonic Solutions, Inc. *	8,214	93

Spectrum Control, Inc. *	4,159	61

SRS Labs, Inc. *	3,508	33

Stoneridge, Inc. *	4,121	43

Taser International, Inc. *	17,471	68

Technitrol, Inc.	11,486	51

TTM Technologies, Inc. *	23,670	232

UQM Technologies, Inc. *	9,902	25

Viasystems Group, Inc. *	1,321	20

Watts Water Technologies, Inc., Class A	8,667	295

Woodward Governor Co.	17,945	582

X-Rite, Inc. *	10,129	38
Zygo Corp. *	5,440	53
		7,640

Energy – Alternate Sources – 0.2%

Clean Energy Fuels Corp. *	11,511	164

Comverge, Inc. *	7,336	58

FuelCell Energy, Inc. *	31,353	38

Green Plains Renewable Energy, Inc. *	4,618	56

Headwaters, Inc. *	19,282	69

Hoku Corp. *	4,767	13

REX American Resources Corp. *	1,981	29
Syntroleum Corp. *	24,304	45
		472

Engineering & Construction – 0.7%

Argan, Inc. *	1,846	17

Dycom Industries, Inc. *	11,198	112

EMCOR Group, Inc. *	19,625	483

Exponent, Inc. *	4,010	135

Granite Construction, Inc.	10,457	238

Insituform Technologies, Inc., Class A *	11,653	282

Layne Christensen Co. *	5,805	150

MasTec, Inc. *	15,247	157

Michael Baker Corp. *	2,458	81

Mistras Group, Inc. *	4,307	50

MYR Group, Inc. *	5,643	92

Orion Marine Group, Inc. *	8,215	102

Sterling Construction Co., Inc. *	4,589	57

Tutor Perini Corp. *	7,677	154
VSE Corp.	1,121	39
		2,149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Entertainment – 0.7%

Ascent Media Corp., Class A *	4,184	$112

Bluegreen Corp. *	4,080	11

Carmike Cinemas, Inc. *	3,047	27

Churchill Downs, Inc.	3,251	116

Cinemark Holdings, Inc.	16,940	273

Empire Resorts, Inc. *	8,427	9

Isle of Capri Casinos, Inc. *	4,428	32

Lions Gate Entertainment Corp. *	20,465	150

National CineMedia, Inc.	15,532	278

Pinnacle Entertainment, Inc. *	18,062	201

Scientific Games Corp., Class A *	18,825	183

Shuffle Master, Inc. *	16,021	135

Speedway Motorsports, Inc.	3,737	59

Vail Resorts, Inc. *	10,664	400
Warner Music Group Corp. *	12,234	55
		2,041

Environmental Control – 0.6%

Calgon Carbon Corp. *	16,737	243

Casella Waste Systems, Inc., Class A *	6,914	29

Clean Harbors, Inc. *	6,687	453

Darling International, Inc. *	23,847	203

Energy Recovery, Inc. *	12,507	45

EnergySolutions, Inc.	26,450	133

Fuel Tech, Inc. *	5,000	31

Metalico, Inc. *	11,382	44

Met-Pro Corp.	4,827	49

Mine Safety Appliances Co.	7,813	212

Rentech, Inc. *	59,306	58

Tetra Tech, Inc. *	18,167	381
US Ecology, Inc.	5,466	87
		1,968

Food – 1.6%

Arden Group, Inc., Class A	362	30

B&G Foods, Inc.	14,284	156

Bridgford Foods Corp.	929	12

Calavo Growers, Inc.	3,297	71

Cal-Maine Foods, Inc.	4,084	118

Chiquita Brands International, Inc. *	13,328	176

Diamond Foods, Inc.	6,352	260

Dole Food Co., Inc. *	10,568	97

Fresh Del Monte Produce, Inc. *	11,584	251

Great Atlantic & Pacific Tea Co. *	9,056	36

Hain Celestial Group (The), Inc. *	12,213	293

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Food – 1.6% – continued

Imperial Sugar Co.	3,535	$46

Ingles Markets, Inc., Class A	3,584	59

J & J Snack Foods Corp.	4,087	171

John B. Sanfilippo & Son, Inc. *	2,274	30

Lancaster Colony Corp.	5,675	270

Lance, Inc.	7,603	162

Lifeway Foods, Inc. *	1,174	12

M&F Worldwide Corp. *	3,063	75

Nash Finch Co.	3,756	160

Pilgrim’s Pride Corp. *	14,925	84

Ruddick Corp.	12,850	446

Sanderson Farms, Inc.	6,662	288

Seaboard Corp.	97	172

Seneca Foods Corp., Class A *	2,487	65

Senomyx, Inc. *	10,973	44

Smart Balance, Inc. *	17,949	70

Spartan Stores, Inc.	6,357	92

Tootsie Roll Industries, Inc.	7,156	178

TreeHouse Foods, Inc. *	10,126	467

United Natural Foods, Inc. *	12,685	420

Village Super Market, Inc., Class A	1,757	49

Weis Markets, Inc.	3,058	120
Winn-Dixie Stores, Inc. *	15,928	114
		5,094

Forest Products & Paper – 0.6%

Boise, Inc. *	20,485	133

Buckeye Technologies, Inc.	11,578	170

Cellu Tissue Holdings, Inc. *	2,393	29

Clearwater Paper Corp. *	3,444	262

Deltic Timber Corp.	3,112	139

KapStone Paper and Packaging Corp. *	11,297	137

Neenah Paper, Inc.	4,712	72

P.H. Glatfelter Co.	14,071	171

Potlatch Corp.	11,727	399

Schweitzer-Mauduit International, Inc.	5,390	314

Verso Paper Corp. *	5,017	15

Wausau Paper Corp. *	14,321	119
Xerium Technologies, Inc. *	2,068	27
		1,987

Gas – 1.2%

Chesapeake Utilities Corp.	2,855	103

Laclede Group (The), Inc.	6,381	220

New Jersey Resources Corp.	12,155	477

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Gas – 1.2% – continued

Nicor, Inc.	13,297	$609

Northwest Natural Gas Co.	7,816	371

Piedmont Natural Gas Co., Inc.	21,265	617

South Jersey Industries, Inc.	8,797	435

Southwest Gas Corp.	13,420	451
WGL Holdings, Inc.	14,832	560
		3,843

Hand/Machine Tools – 0.3%

Baldor Electric Co.	13,817	558

Franklin Electric Co., Inc.	6,844	227
Thermadyne Holdings Corp. *	2,347	33
		818

Healthcare – Products – 3.7%

Abaxis, Inc. *	6,611	153

ABIOMED, Inc. *	9,680	103

Accuray, Inc. *	15,839	98

Affymetrix, Inc. *	20,002	91

AGA Medical Holdings, Inc. *	3,740	52

Align Technology, Inc. *	17,530	343

Alphatec Holdings, Inc. *	14,140	30

American Medical Systems Holdings, Inc. *	22,215	435

Angiodynamics, Inc. *	7,454	114

Arthrocare Corp. *	8,115	221

Atrion Corp.	498	78

BioMimetic Therapeutics, Inc. *	5,521	63

Bruker Corp. *	21,507	302

Caliper Life Sciences, Inc. *	12,657	50

Cantel Medical Corp.	4,172	68

CardioNet, Inc. *	6,774	31

Cepheid, Inc. *	17,624	330

Cerus Corp. *	10,753	41

Conceptus, Inc. *	9,393	129

CONMED Corp. *	8,735	196

CryoLife, Inc. *	7,903	48

Cutera, Inc. *	3,734	30

Cyberonics, Inc. *	8,396	224

Cynosure, Inc., Class A *	2,894	30

Delcath Systems, Inc. *	10,661	77

DexCom, Inc. *	17,234	228

Endologix, Inc. *	13,923	63

Exactech, Inc. *	2,883	47

Female Health (The) Co.	5,713	29

Genomic Health, Inc. *	3,921	52

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Healthcare – Products – 3.7% – continued

Greatbatch, Inc. *	6,706	$155

Haemonetics Corp. *	7,283	426

Hanger Orthopedic Group, Inc. *	7,467	109

Hansen Medical, Inc. *	10,090	14

HeartWare International, Inc. *	2,719	187

ICU Medical, Inc. *	3,581	134

Immucor, Inc. *	20,501	407

Insulet Corp. *	10,906	154

Integra LifeSciences Holdings Corp. *	6,065	239

Invacare Corp.	8,532	226

IRIS International, Inc. *	5,135	49

Kensey Nash Corp. *	2,430	70

LCA-Vision, Inc. *	4,563	25

Luminex Corp. *	11,170	179

MAKO Surgical Corp. *	7,210	69

Masimo Corp.	15,296	418

Medical Action Industries, Inc. *	3,910	35

MELA Sciences, Inc. *	7,894	51

Merge Healthcare, Inc. *	16,817	49

Meridian Bioscience, Inc.	11,965	262

Merit Medical Systems, Inc. *	8,496	135

Natus Medical, Inc. *	8,282	121

NuVasive, Inc. *	11,604	408

NxStage Medical, Inc. *	7,151	137

OraSure Technologies, Inc. *	12,498	51

Orthofix International N.V. *	5,370	169

Orthovita, Inc. *	18,089	41

Palomar Medical Technologies, Inc. *	5,975	62

PSS World Medical, Inc. *	16,795	359

Pure Bioscience *	9,694	22

Quidel Corp. *	6,427	71

Rochester Medical Corp. *	3,007	33

Sirona Dental Systems, Inc. *	9,876	356

Solta Medical, Inc. *	16,645	33

SonoSite, Inc. *	4,407	148

Spectranetics Corp. *	9,216	50

Staar Surgical Co. *	9,631	52

Stereotaxis, Inc. *	8,253	34

STERIS Corp.	17,338	576

SurModics, Inc. *	5,193	62

Symmetry Medical, Inc. *	10,593	102

Syneron Medical Ltd. *	11,228	111

Synovis Life Technologies, Inc. *	3,203	48

TomoTherapy, Inc. *	13,367	47

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Healthcare – Products – 3.7% – continued

Unilife Corp. *	15,232	$92

Vascular Solutions, Inc. *	5,369	62

Vital Images, Inc. *	3,995	53

Volcano Corp. *	14,870	386

West Pharmaceutical Services, Inc.	9,678	332

Wright Medical Group, Inc. *	11,241	162

Young Innovations, Inc.	1,564	45
Zoll Medical Corp. *	6,199	200
		11,574

Healthcare – Services – 2.1%

Air Methods Corp. *	3,266	136

Alliance HealthCare Services, Inc. *	9,445	43

Allied Healthcare International, Inc. *	12,595	32

Almost Family, Inc. *	2,257	67

Amedisys, Inc. *	8,624	205

America Service Group, Inc.	2,790	42

American Dental Partners, Inc. *	4,392	53

AMERIGROUP Corp. *	15,211	646

Amsurg Corp. *	9,257	162

Assisted Living Concepts, Inc., Class A *	2,779	85

Bio-Reference Labs, Inc. *	7,146	149

Capital Senior Living Corp. *	8,285	44

Centene Corp. *	14,465	341

Continucare Corp. *	8,676	36

Emeritus Corp. *	6,117	104

Ensign Group (The), Inc.	4,039	73

Five Star Quality Care, Inc. *	8,801	44

Genoptix, Inc. *	5,174	73

Gentiva Health Services, Inc. *	8,502	186

Healthsouth Corp. *	27,436	527

Healthspring, Inc. *	16,970	439

Healthways, Inc. *	10,156	118

IPC The Hospitalist Co., Inc. *	4,943	135

Kindred Healthcare, Inc. *	11,858	154

LHC Group, Inc. *	4,581	106

Magellan Health Services, Inc. *	9,774	462

Medcath Corp. *	6,284	63

Metropolitan Health Networks, Inc. *	12,801	49

Molina Healthcare, Inc. *	3,767	102

National Healthcare Corp.	2,527	94

Neostem, Inc. *	6,962	14

Psychiatric Solutions, Inc. *	16,781	563

RehabCare Group, Inc. *	7,159	145

Res-Care, Inc. *	7,836	104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Healthcare – Services – 2.1% – continued

Select Medical Holdings Corp. *	15,117	$116

Skilled Healthcare Group, Inc., Class A *	5,346	21

Sun Healthcare Group, Inc. *	21,989	186

Sunrise Senior Living, Inc. *	17,553	60

Triple-S Management Corp., Class B *	5,753	97

U.S. Physical Therapy, Inc. *	2,978	50
WellCare Health Plans, Inc. *	12,466	361
		6,487

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	9,553	154

Harbinger Group, Inc. *	2,123	12
Primoris Services Corp.	5,694	37
		203

Home Builders – 0.3%

Beazer Homes USA, Inc. *	21,114	87

Brookfield Homes Corp. *	2,710	22

Cavco Industries, Inc. *	1,792	64

Hovnanian Enterprises, Inc., Class A *	14,406	57

M/I Homes, Inc. *	5,100	53

Meritage Homes Corp. *	9,239	181

Ryland Group, Inc.	13,238	237

Skyline Corp.	1,910	39

Standard Pacific Corp. *	32,267	128
Winnebago Industries, Inc. *	9,168	96
		964

Home Furnishings – 0.4%

American Woodmark Corp.	2,744	49

Audiovox Corp., Class A *	5,019	34

DTS, Inc. *	5,009	191

Ethan Allen Interiors, Inc.	6,967	122

Furniture Brands International, Inc. *	12,930	70

Hooker Furniture Corp.	3,099	36

Kimball International, Inc., Class B	8,786	51

La-Z-Boy, Inc. *	14,604	123

Sealy Corp. *	13,280	32

Select Comfort Corp. *	16,593	113

TiVo, Inc. *	34,431	312
Universal Electronics, Inc. *	4,226	88
		1,221

Household Products/Wares – 0.5%

ACCO Brands Corp. *	16,485	95

American Greetings Corp., Class A	11,624	216

Blyth, Inc.	1,649	68

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Household Products/Wares – 0.5% – continued

Central Garden and Pet Co., Class A *	17,186	$178

CSS Industries, Inc.	2,175	38

Ennis, Inc.	7,558	135

Helen of Troy Ltd. *	9,124	231

Kid Brands, Inc. *	3,416	29

Oil-Dri Corp. of America	1,562	34

Prestige Brands Holdings, Inc. *	12,744	126

Spectrum Brands Holdings, Inc. *	5,400	147

Standard Register (The) Co.	4,856	14

Summer Infant, Inc. *	3,051	24
WD-40 Co.	4,774	181
		1,516

Housewares – 0.0%

Libbey, Inc. *	4,402	58
Lifetime Brands, Inc. *	2,564	39
		97

Insurance – 3.1%

Alterra Capital Holdings Ltd.	28,161	561

Ambac Financial Group, Inc. *	80,593	45

American Equity Investment Life Holding Co.	17,744	182

American Physicians Capital, Inc.	2,320	96

American Physicians Service Group, Inc.	1,909	62

American Safety Insurance Holdings Ltd. *	3,259	53

AMERISAFE, Inc. *	5,431	102

Amtrust Financial Services, Inc.	6,344	92

Argo Group International Holdings Ltd.	9,178	319

Baldwin & Lyons, Inc., Class B	2,269	58

Citizens, Inc. *	10,866	75

CNA Surety Corp. *	5,044	90

CNO Financial Group, Inc. *	66,038	366

Crawford & Co., Class B *	8,149	20

Delphi Financial Group, Inc., Class A	14,168	354

Donegal Group, Inc., Class A	3,114	41

eHealth, Inc. *	6,563	85

EMC Insurance Group, Inc.	1,400	30

Employers Holdings, Inc.	12,917	204

Enstar Group Ltd. *	1,994	145

FBL Financial Group, Inc., Class A	3,911	102

First American Financial Corp.	30,760	460

First Mercury Financial Corp.	3,862	39

Flagstone Reinsurance Holdings S.A.	15,083	160

FPIC Insurance Group, Inc. *	2,870	101

Gerova Financial Group Ltd. *	1,737	9

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Insurance – 3.1% continued

Global Indemnity PLC *	4,387	$70

Greenlight Capital Re Ltd., Class A *	8,313	208

Hallmark Financial Services, Inc. *	3,705	32

Harleysville Group, Inc.	3,371	110

Hilltop Holdings, Inc. *	11,283	108

Horace Mann Educators Corp.	11,547	205

Infinity Property & Casualty Corp.	3,984	194

Kansas City Life Insurance Co.	1,426	44

Life Partners Holdings, Inc.	2,128	40

Maiden Holdings Ltd.	14,033	107

Meadowbrook Insurance Group, Inc.	16,223	145

MGIC Investment Corp. *	59,657	551

Montpelier Re Holdings Ltd.	20,877	362

National Interstate Corp.	1,821	40

National Western Life Insurance Co., Class A	633	89

Navigators Group (The), Inc. *	3,655	163

NYMAGIC, Inc.	1,356	35

Phoenix (The) Cos., Inc. *	32,403	68

Platinum Underwriters Holdings Ltd.	11,953	520

PMA Capital Corp., Class A *	10,239	77

PMI Group (The), Inc. *	43,563	160

Presidential Life Corp.	6,914	68

Primerica, Inc.	6,984	142

Primus Guaranty Ltd. *	4,364	20

ProAssurance Corp. *	9,469	545

Radian Group, Inc.	39,682	310

RLI Corp.	5,335	302

Safety Insurance Group, Inc.	3,761	158

SeaBright Holdings, Inc.	6,198	50

Selective Insurance Group, Inc.	15,813	258

State Auto Financial Corp.	4,052	62

Stewart Information Services Corp.	4,826	55

Tower Group, Inc.	12,002	280

United Fire & Casualty Co.	6,809	144

Universal American Corp.	9,480	140
Universal Insurance Holdings, Inc.	6,698	30
		9,743

Internet – 3.2%

1-800-Flowers.com, Inc., Class A *	6,700	13

AboveNet, Inc. *	6,548	341

Ancestry.com, Inc. *	5,668	129

Archipelago Learning, Inc. *	3,391	41

Art Technology Group, Inc. *	45,097	186

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Internet – 3.2% continued

Blue Coat Systems, Inc. *	12,256	$295

Blue Nile, Inc. *	3,734	166

Cogent Communications Group, Inc. *	13,498	128

comScore, Inc. *	6,468	152

Constant Contact, Inc. *	8,485	182

DealerTrack Holdings, Inc. *	11,972	204

Dice Holdings, Inc. *	4,656	39

Digital River, Inc. *	11,671	397

drugstore.com, Inc. *	25,261	49

Earthlink, Inc.	31,744	289

ePlus, Inc. *	887	19

eResearch Technology, Inc. *	14,911	112

Global Sources Ltd. *	6,374	48

GSI Commerce, Inc. *	19,511	482

Health Grades, Inc. *	7,007	57

Infospace, Inc. *	11,224	97

Internap Network Services Corp. *	15,615	77

Internet Brands, Inc., Class A *	8,384	111

Internet Capital Group, Inc. *	11,162	123

IntraLinks Holdings, Inc. *	3,223	54

j2 Global Communications, Inc. *	13,271	316

Keynote Systems, Inc.	3,598	42

KIT Digital, Inc. *	5,489	66

Knot (The), Inc. *	8,490	78

Limelight Networks, Inc. *	12,594	74

Lionbridge Technologies, Inc. *	16,504	71

Liquidity Services, Inc. *	4,118	66

Local.com Corp. *	4,386	19

LoopNet, Inc. *	5,416	64

ModusLink Global Solutions, Inc. *	12,717	81

Move, Inc. *	47,503	106

Network Engines, Inc. *	9,999	15

NIC, Inc.	16,541	137

NutriSystem, Inc.	7,910	152

Online Resources Corp. *	7,559	34

OpenTable, Inc. *	4,735	322

Openwave Systems, Inc. *	24,120	41

Orbitz Worldwide, Inc. *	5,235	33

Overstock.com, Inc. *	4,249	67

PC-Tel, Inc. *	5,826	36

Perficient, Inc. *	6,865	63

QuinStreet, Inc. *	2,795	42

Rackspace Hosting, Inc. *	28,541	741

ReachLocal, Inc. *	1,303	18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Internet – 3.2% – continued

RealNetworks, Inc. *	23,905	$78

S1 Corp. *	15,271	80

Saba Software, Inc. *	9,189	50

Safeguard Scientifics, Inc. *	6,537	82

Sapient Corp.	30,201	362

Shutterfly, Inc. *	7,751	201

Sourcefire, Inc. *	8,108	234

SPS Commerce, Inc. *	1,381	18

Stamps.com, Inc. *	3,527	46

support.com, Inc. *	13,103	60

TechTarget, Inc. *	4,576	24

TeleCommunication Systems, Inc., Class A *	13,887	54

Terremark Worldwide, Inc. *	17,806	184

TIBCO Software, Inc. *	48,781	865

Travelzoo, Inc. *	1,723	44

United Online, Inc.	25,406	145

US Auto Parts Network, Inc. *	4,667	38

ValueClick, Inc. *	23,764	311

VASCO Data Security International, Inc. *	8,823	57

VirnetX Holding Corp.	8,864	130

Vitacost.com, Inc. *	4,250	26

Vocus, Inc. *	5,202	96

Websense, Inc. *	12,845	228
Zix Corp. *	17,658	50
		9,938

Investment Companies – 0.9%

American Capital Ltd. *	100,728	585

Apollo Investment Corp.	56,820	581

Arlington Asset Investment Corp., Class A	2,236	52

BlackRock Kelso Capital Corp.	19,425	223

Capital Southwest Corp.	816	74

Fifth Street Finance Corp.	16,371	182

Gladstone Capital Corp.	6,786	77

Gladstone Investment Corp.	6,247	42

Golub Capital BDC, Inc.	2,097	32

Harris & Harris Group, Inc. *	10,489	45

Hercules Technology Growth Capital, Inc.	10,945	111

Main Street Capital Corp.	3,947	63

MCG Capital Corp.	23,059	135

Medallion Financial Corp.	3,794	30

MVC Capital, Inc.	7,053	92

NGP Capital Resources Co.	7,157	65

PennantPark Investment Corp.	9,743	103

Prospect Capital Corp.	20,991	204

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Investment Companies – 0.9% – continued

Solar Capital Ltd.	1,501	$32

THL Credit, Inc.	2,564	30

TICC Capital Corp.	8,339	86
Triangle Capital Corp.	3,827	61
		2,905

Iron/Steel – 0.0%

Metals USA Holdings Corp. *	3,067	40

Shiloh Industries, Inc. *	1,537	15
Universal Stainless & Alloy *	1,985	48
		103

Leisure Time – 0.6%

Ambassadors Group, Inc.	5,236	60

Arctic Cat, Inc. *	3,346	34

Brunswick Corp.	26,329	401

Callaway Golf Co.	19,332	135

Interval Leisure Group, Inc. *	11,811	159

Johnson Outdoors, Inc., Class A *	1,267	16

Life Time Fitness, Inc. *	12,357	488

Marine Products Corp. *	2,500	15

Multimedia Games, Inc. *	7,850	29
Polaris Industries, Inc.	9,193	599
		1,936

Lodging – 0.3%

Ameristar Casinos, Inc.	7,923	138

Boyd Gaming Corp. *	15,738	114

Gaylord Entertainment Co. *	10,195	311

Marcus Corp.	6,345	75

Monarch Casino & Resort, Inc. *	2,782	31

Morgans Hotel Group Co. *	5,930	44

Orient-Express Hotels Ltd., Class A *	27,165	303
Red Lion Hotels Corp. *	4,160	31
		1,047

Machinery – Construction & Mining – 0.1%
Astec Industries, Inc. *	5,960	170

Machinery – Diversified – 1.4%

Alamo Group, Inc.	2,047	46

Albany International Corp., Class A	7,946	150

Altra Holdings, Inc. *	8,167	120

Applied Industrial Technologies, Inc.	12,417	380

Briggs & Stratton Corp.	14,862	283

Cascade Corp.	2,617	83

Chart Industries, Inc. *	8,561	174

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Machinery - Diversified – 1.4% – continued

Cognex Corp.	11,549	$310

Columbus McKinnon Corp. *	5,499	91

DXP Enterprises, Inc. *	2,428	46

Flow International Corp. *	16,679	44

Gerber Scientific, Inc. *	6,994	43

Gorman-Rupp (The) Co.	3,731	103

Intermec, Inc. *	14,576	179

Intevac, Inc. *	7,079	71

iRobot Corp. *	6,078	113

Kadant, Inc. *	3,972	75

Lindsay Corp.	3,608	156

Middleby Corp. *	4,904	311

NACCO Industries, Inc., Class A	1,726	151

Nordson Corp.	10,022	738

Presstek, Inc. *	7,658	17

Robbins & Myers, Inc.	7,696	206

Sauer-Danfoss, Inc. *	3,202	68

Tecumseh Products Co., Class A *	5,912	68

Tennant Co.	5,463	169
Twin Disc, Inc.	2,999	42
		4,237

Media – 0.7%

Acacia Research - Acacia Technologies *	10,182	179

AH Belo Corp., Class A *	4,810	34

Beasley Broadcasting Group, Inc., Class A *	2,322	12

Belo Corp., Class A *	27,886	173

Cambium Learning Group, Inc. *	4,558	15

CKX, Inc. *	16,866	83

Courier Corp.	3,419	49

Crown Media Holdings, Inc., Class A *	2,500	6

Cumulus Media, Inc., Class A *	6,013	17

Dex One Corp. *	15,094	185

DG FastChannel, Inc. *	7,438	162

Dolan (The) Co. *	8,574	98

Entercom Communications Corp., Class A *	7,865	62

Entravision Communications Corp., Class A *	13,235	26

EW Scripps Co., Class A *	9,500	75

Fisher Communications, Inc. *	2,042	36

Gray Television, Inc. *	13,339	27

Journal Communications, Inc., Class A *	12,173	55

Lee Enterprises, Inc. *	12,195	33

LIN TV Corp., Class A *	7,981	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Media – 0.7% – continued

LodgeNet Interactive Corp. *	6,104	$17

Martha Stewart Living Omnimedia, Inc., Class A *	7,829	37

McClatchy (The) Co., Class A *	16,288	64

Media General, Inc., Class A *	7,038	63

Mediacom Communications Corp., Class A *	12,417	82

Nexstar Broadcasting Group, Inc., Class A *	2,873	15

Outdoor Channel Holdings, Inc. *	3,953	22

Playboy Enterprises, Inc., Class B *	6,860	35

PRIMEDIA, Inc.	4,160	16

Radio One, Inc., Class D *	8,472	7

Scholastic Corp.	9,162	255

Sinclair Broadcast Group, Inc., Class A *	13,282	93

SuperMedia, Inc. *	3,535	37

Value Line, Inc.	300	4

Westwood One, Inc. *	1,499	13
World Wrestling Entertainment, Inc., Class A	7,007	97
		2,219

Metal Fabrication/Hardware – 0.8%

A.M. Castle & Co. *	4,794	64

Ampco-Pittsburgh Corp.	2,736	68

CIRCOR International, Inc.	5,060	160

Dynamic Materials Corp.	3,738	57

Furmanite Corp. *	12,154	59

Hawk Corp., Class A *	1,570	68

Haynes International, Inc.	3,597	126

Kaydon Corp.	9,801	339

L.B. Foster Co., Class A *	3,067	89

Ladish Co., Inc. *	4,725	147

Lawson Products, Inc.	1,040	16

Mueller Industries, Inc.	11,214	297

Mueller Water Products, Inc., Class A	46,937	142

Northwest Pipe Co. *	2,751	48

Olympic Steel, Inc.	2,904	67

Omega Flex, Inc.	662	9

RBC Bearings, Inc. *	6,459	219

RTI International Metals, Inc. *	8,896	272

Sun Hydraulics Corp.	3,549	100
Worthington Industries, Inc.	17,918	269
		2,616

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Mining – 1.5%

Allied Nevada Gold Corp. *	21,996	$583

AMCOL International Corp.	7,206	189

Brush Engineered Materials, Inc. *	6,037	172

Capital Gold Corp. *	15,843	76

Century Aluminum Co. *	18,339	241

Coeur d’Alene Mines Corp. *	25,842	515

General Moly, Inc. *	20,323	74

Globe Specialty Metals, Inc. *	18,424	259

Golden Star Resources Ltd. *	75,529	373

Hecla Mining Co. *	75,323	476

Horsehead Holding Corp. *	13,139	130

Jaguar Mining, Inc. *	24,117	157

Kaiser Aluminum Corp.	4,578	196

Molycorp, Inc. *	7,513	212

Noranda Aluminum Holding Corp. *	3,059	25

Stillwater Mining Co. *	13,161	222

Thompson Creek Metals Co., Inc. *	41,255	445

United States Lime & Minerals, Inc. *	837	32

Uranium Energy Corp. *	16,454	54

US Energy Corp. *	7,283	33

US Gold Corp. *	26,876	134
USEC, Inc. *	32,749	170
		4,768

Miscellaneous Manufacturing – 2.3%

A.O. Smith Corp.	7,070	409

Actuant Corp., Class A	19,978	459

Acuity Brands, Inc.	12,889	570

American Railcar Industries, Inc. *	2,488	39

Ameron International Corp.	2,754	187

AZZ, Inc.	3,572	153

Barnes Group, Inc.	14,367	253

Blount International, Inc. *	14,018	179

Brink’s (The) Co.	14,142	325

Ceradyne, Inc. *	7,340	171

CLARCOR, Inc.	14,736	569

Colfax Corp. *	7,212	107

Eastman Kodak Co. *	79,782	335

EnPro Industries, Inc. *	5,892	184

ESCO Technologies, Inc.	7,816	260

Fabrinet *	2,864	45

Federal Signal Corp.	17,686	95

FreightCar America, Inc.	3,751	92

GP Strategies Corp. *	4,413	40

Griffon Corp. *	13,602	166

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Miscellaneous Manufacturing – 2.3% – continued

Hexcel Corp. *	28,690	$510

John Bean Technologies Corp.	8,440	136

Koppers Holdings, Inc.	6,126	165

LSB Industries, Inc. *	5,317	99

Lydall, Inc. *	4,749	35

Matthews International Corp., Class A	8,809	312

Metabolix, Inc. *	8,154	103

Movado Group, Inc. *	4,583	50

Myers Industries, Inc.	10,688	92

NL Industries, Inc.	1,800	16

Park-Ohio Holdings Corp. *	2,130	28

PMFG, Inc. *	4,289	73

Polypore International, Inc. *	6,259	189

Raven Industries, Inc.	4,942	187

Smith & Wesson Holding Corp. *	16,687	60

Standex International Corp.	3,558	86

STR Holdings, Inc. *	8,174	176

Sturm Ruger & Co., Inc.	6,084	83

Tredegar Corp.	7,383	140
Trimas Corp. *	4,827	72
		7,250

Office Furnishings – 0.4%

Herman Miller, Inc.	16,910	333

HNI Corp.	13,421	386

Interface, Inc., Class A	15,227	216

Knoll, Inc.	13,916	216
Steelcase, Inc., Class A	21,959	183
		1,334

Oil & Gas – 2.5%

Abraxas Petroleum Corp. *	18,732	53

Alon USA Energy, Inc.	2,500	13

American Oil & Gas, Inc. *	15,262	124

Apco Oil and Gas International, Inc.	2,578	89

Approach Resources, Inc. *	3,470	39

ATP Oil & Gas Corp. *	13,267	181

Berry Petroleum Co., Class A	15,198	482

Bill Barrett Corp. *	13,653	491

BPZ Resources, Inc. *	28,137	108

Brigham Exploration Co. *	34,497	647

Callon Petroleum Co. *	7,944	39

CAMAC Energy, Inc. *	13,065	42

Carrizo Oil & Gas, Inc. *	8,958	214

Cheniere Energy, Inc. *	19,606	49

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON S TOCKS – 97.0% – continued

Oil & Gas – 2.5% continued

Clayton Williams Energy, Inc. *	1,662	$84

Contango Oil & Gas Co. *	3,576	179

CVR Energy, Inc. *	8,290	68

Delek US Holdings, Inc.	3,900	28

Delta Petroleum Corp. *	61,703	49

Endeavour International Corp. *	38,572	50

Energy Partners Ltd. *	8,133	98

Energy XXI Bermuda Ltd. *	15,075	348

Evolution Petroleum Corp. *	4,295	26

FX Energy, Inc. *	14,715	61

Gastar Exploration Ltd. *	12,349	50

Georesources, Inc. *	3,693	59

GMX Resources, Inc. *	8,597	42

Goodrich Petroleum Corp. *	7,672	112

Gulfport Energy Corp. *	7,846	109

Harvest Natural Resources, Inc. *	10,336	108

Hercules Offshore, Inc. *	31,825	84

Houston American Energy Corp.	4,972	50

Isramco, Inc. *	200	12

Kodiak Oil & Gas Corp. *	36,335	123

Magnum Hunter Resources Corp. *	13,368	55

McMoRan Exploration Co. *	24,914	429

Miller Petroleum, Inc. *	4,910	26

Northern Oil and Gas, Inc. *	13,314	226

Oasis Petroleum, Inc. *	14,164	274

Panhandle Oil and Gas, Inc., Class A	2,061	51

Parker Drilling Co. *	35,556	155

Penn Virginia Corp.	13,072	210

Petroleum Development Corp. *	5,551	153

Petroquest Energy, Inc. *	15,867	97

Pioneer Drilling Co. *	15,580	99

RAM Energy Resources, Inc. *	15,775	25

Resolute Energy Corp. *	11,602	128

Rex Energy Corp. *	9,386	120

Rosetta Resources, Inc. *	15,614	367

Seahawk Drilling, Inc. *	3,034	26

Stone Energy Corp. *	12,455	183

Swift Energy Co. *	11,227	315

TransAtlantic Petroleum Ltd. *	44,275	131

Vaalco Energy, Inc. *	14,439	83

Vantage Drilling Co. *	34,748	56

Venoco, Inc. *	5,756	113

W&T Offshore, Inc.	10,702	113

Warren Resources, Inc. *	20,024	79

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Oil & Gas – 2.5% continued
Western Refining, Inc. *	14,656	$77
		7,902

Oil & Gas Services – 1.5%

Allis-Chalmers Energy, Inc. *	9,853	41

Basic Energy Services, Inc. *	6,329	54

Cal Dive International, Inc. *	28,041	153

CARBO Ceramics, Inc.	5,576	452

Complete Production Services, Inc. *	22,927	469

Dawson Geophysical Co. *	2,531	67

Dril-Quip, Inc. *	9,968	619

Global Geophysical Services, Inc. *	2,140	16

Global Industries Ltd. *	30,454	166

Gulf Island Fabrication, Inc.	4,249	77

Helix Energy Solutions Group, Inc. *	30,905	344

Hornbeck Offshore Services, Inc. *	6,982	136

ION Geophysical Corp. *	36,806	189

Key Energy Services, Inc. *	36,974	352

Lufkin Industries, Inc.	8,791	386

Matrix Service Co. *	7,548	66

Natural Gas Services Group, Inc. *	3,391	50

Newpark Resources, Inc. *	26,773	225

OYO Geospace Corp. *	1,155	67

RPC, Inc.	8,356	177

T-3 Energy Services, Inc. *	4,003	105

Tesco Corp. *	9,228	111

Tetra Technologies, Inc. *	22,302	227

Union Drilling, Inc. *	5,121	23
Willbros Group, Inc. *	11,296	104
		4,676

Packaging & Containers – 0.4%

AEP Industries, Inc. *	1,384	33

Graham Packaging Co., Inc. *	4,893	58

Graphic Packaging Holding Co. *	33,634	112

Rock-Tenn Co., Class A	11,417	569
Silgan Holdings, Inc.	15,596	494
		1,266

Pharmaceuticals – 3.1%

Acura Pharmaceuticals, Inc. *	1,968	5

Akorn, Inc. *	16,329	66

Alexza Pharmaceuticals, Inc. *	10,726	34

Alimera Sciences, Inc. *	1,800	17

Alkermes, Inc. *	28,043	411

Allos Therapeutics, Inc. *	22,201	105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Pharmaceuticals – 3.1% – continued

Antares Pharma, Inc. *	19,904	$29

Anthera Pharmaceuticals, Inc. *	2,463	10

Aoxing Pharmaceutical Co., Inc. *	6,515	20

Ardea Biosciences, Inc. *	3,664	84

Array Biopharma, Inc. *	14,295	46

Auxilium Pharmaceuticals, Inc. *	12,359	306

AVANIR Pharmaceuticals, Inc., Class A *	20,538	66

AVI BioPharma, Inc. *	32,799	60

Biodel, Inc. *	4,619	24

BioScrip, Inc. *	10,680	55

Biospecifics Technologies Corp. *	1,054	28

Cadence Pharmaceuticals, Inc. *	6,844	57

Caraco Pharmaceutical Laboratories Ltd. *	3,400	18

Catalyst Health Solutions, Inc. *	11,119	391

Clarient, Inc. *	15,493	52

Corcept Therapeutics, Inc. *	7,111	28

Cornerstone Therapeutics, Inc. *	2,321	16

Cumberland Pharmaceuticals, Inc. *	4,296	25

Cypress Bioscience, Inc. *	10,292	40

Cytori Therapeutics, Inc. *	11,743	57

Depomed, Inc. *	16,532	74

Durect Corp. *	24,581	62

Dyax Corp. *	28,987	69

Eurand N.V. *	5,057	50

Furiex Pharmaceuticals, Inc. *	2,420	27

Hi-Tech Pharmacal Co., Inc. *	3,068	62

Idenix Pharmaceuticals, Inc. *	10,537	33

Impax Laboratories, Inc. *	18,366	364

Infinity Pharmaceuticals, Inc. *	5,201	29

Inspire Pharmaceuticals, Inc. *	17,135	102

Ironwood Pharmaceuticals, Inc. *	5,778	59

Isis Pharmaceuticals, Inc. *	28,152	236

Jazz Pharmaceuticals, Inc. *	4,920	53

Keryx Biopharmaceuticals, Inc. *	14,004	67

Lannett Co., Inc. *	3,046	14

MannKind Corp. *	17,708	120

MAP Pharmaceuticals, Inc. *	3,786	58

Medicis Pharmaceutical Corp., Class A	17,708	525

Medivation, Inc. *	9,851	128

Nabi Biopharmaceuticals *	14,199	68

Nature’s Sunshine Products, Inc. *	2,208	20

Nektar Therapeutics *	27,814	411

Neogen Corp. *	6,506	220

Neurocrine Biosciences, Inc. *	15,173	92

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Pharmaceuticals – 3.1% – continued

NeurogesX, Inc. *	3,260	$23

Nutraceutical International Corp. *	2,816	44

Obagi Medical Products, Inc. *	4,888	51

Onyx Pharmaceuticals, Inc. *	18,557	490

Opko Health, Inc. *	25,062	56

Optimer Pharmaceuticals, Inc. *	10,259	94

Orexigen Therapeutics, Inc. *	9,228	55

Osiris Therapeutics, Inc. *	4,908	36

Pain Therapeutics, Inc. *	9,707	60

Par Pharmaceutical Cos., Inc. *	10,404	303

Pharmacyclics, Inc. *	11,917	96

Pharmasset, Inc. *	8,772	259

PharMerica Corp. *	8,639	82

Pozen, Inc. *	8,573	61

Progenics Pharmaceuticals, Inc. *	7,457	38

Questcor Pharmaceuticals, Inc. *	16,682	165

Rigel Pharmaceuticals, Inc. *	15,638	132

Salix Pharmaceuticals Ltd. *	16,797	667

Santarus, Inc. *	14,254	43

Savient Pharmaceuticals, Inc. *	20,031	458

Schiff Nutrition International, Inc.	3,702	30

Sciclone Pharmaceuticals, Inc. *	11,759	31

SIGA Technologies, Inc. *	9,220	78

Somaxon Pharmaceuticals, Inc. *	7,719	30

Spectrum Pharmaceuticals, Inc. *	14,833	62

Sucampo Pharmaceuticals, Inc., Class A *	2,546	10

Synta Pharmaceuticals Corp. *	8,465	34

Synutra International, Inc. *	5,678	66

Targacept, Inc. *	7,086	158

Theravance, Inc. *	18,643	375

USANA Health Sciences, Inc. *	1,745	70

Vanda Pharmaceuticals, Inc. *	8,459	56

Viropharma, Inc. *	23,143	345

Vivus, Inc. *	24,292	163

XenoPort, Inc. *	8,234	59
Zalicus, Inc.	18,034	23
		9,796

Pipelines – 0.0%
Crosstex Energy, Inc. *	11,681	92

Real Estate – 0.2%

Avatar Holdings, Inc. *	2,718	52

Consolidated-Tomoka Land Co.	1,575	45

Forestar Group, Inc. *	10,529	179

HFF, Inc., Class A *	5,367	50

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Real Estate – 0.2% – continued

Kennedy-Wilson Holdings, Inc. *	5,734	$61

Retail Opportunity Investments Corp.	12,535	120

Terreno Realty Corp. *	2,541	46

Thomas Properties Group, Inc. *	9,483	34
United Capital Corp. *	480	12
		599

Real Estate Investment Trusts – 7.0%

Acadia Realty Trust	12,039	229

Agree Realty Corp.	2,418	61

Alexander’s, Inc.	613	194

American Campus Communities, Inc.	19,204	585

American Capital Agency Corp.	9,758	259

Anworth Mortgage Asset Corp.	35,356	252

Apollo Commercial Real Estate Finance, Inc.	5,143	83

Ashford Hospitality Trust, Inc. *	11,980	108

Associated Estates Realty Corp.	8,946	125

BioMed Realty Trust, Inc.	33,636	603

CapLease, Inc.	17,766	99

Capstead Mortgage Corp.	20,853	227

CBL & Associates Properties, Inc.	40,960	535

Cedar Shopping Centers, Inc.	15,974	97

Chatham Lodging Trust *	2,349	44

Chesapeake Lodging Trust	2,207	36

Cogdell Spencer, Inc.	12,053	76

Colonial Properties Trust	20,864	338

Colony Financial, Inc.	4,478	83

Cousins Properties, Inc.	25,986	186

CreXus Investment Corp.	3,946	47

Cypress Sharpridge Investments, Inc.	10,513	140

DCT Industrial Trust, Inc.	63,551	304

DiamondRock Hospitality Co. *	45,900	436

DuPont Fabros Technology, Inc.	12,067	303

Dynex Capital, Inc.	3,746	40

EastGroup Properties, Inc.	8,000	299

Education Realty Trust, Inc.	16,784	120

Entertainment Properties Trust	13,710	592

Equity Lifestyle Properties, Inc.	7,676	418

Equity One, Inc.	10,996	186

Excel Trust, Inc.	4,063	46

Extra Space Storage, Inc.	25,783	414

FelCor Lodging Trust, Inc. *	29,473	136

First Industrial Realty Trust, Inc. *	17,915	91

First Potomac Realty Trust	10,733	161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Real Estate Investment Trusts – 7.0% – continued

Franklin Street Properties Corp.	20,619	$256

Getty Realty Corp.	6,369	171

Gladstone Commercial Corp.	2,857	49

Glimcher Realty Trust	25,014	154

Government Properties Income Trust	8,105	216

Hatteras Financial Corp.	13,507	385

Healthcare Realty Trust, Inc.	18,364	430

Hersha Hospitality Trust	32,007	166

Highwoods Properties, Inc.	21,083	685

Home Properties, Inc.	11,657	617

Hudson Pacific Properties, Inc.	4,312	71

Inland Real Estate Corp.	21,430	178

Invesco Mortgage Capital, Inc.	7,688	165

Investors Real Estate Trust	22,448	188

iStar Financial, Inc. *	28,651	88

Kilroy Realty Corp.	16,097	533

Kite Realty Group Trust	16,062	71

LaSalle Hotel Properties	20,730	485

Lexington Realty Trust	29,389	210

LTC Properties, Inc.	7,188	183

Medical Properties Trust, Inc.	32,804	333

MFA Financial, Inc.	81,406	621

Mid-America Apartment Communities, Inc.	9,647	562

Mission West Properties, Inc.	5,284	36

Monmouth Real Estate Investment Corp., Class A	7,325	57

MPG Office Trust, Inc. *	12,974	32

National Health Investors, Inc.	7,155	315

National Retail Properties, Inc.	24,473	615

Newcastle Investment Corp. *	20,272	63

NorthStar Realty Finance Corp.	22,173	83

Omega Healthcare Investors, Inc.	27,415	615

One Liberty Properties, Inc.	2,919	46

Parkway Properties, Inc.	6,636	98

Pebblebrook Hotel Trust *	10,241	184

Pennsylvania Real Estate Investment Trust	16,785	199

Pennymac Mortgage Investment Trust	5,039	90

Post Properties, Inc.	14,435	403

PS Business Parks, Inc.	5,394	305

RAIT Financial Trust *	22,734	38

Ramco-Gershenson Properties Trust	11,459	123

Redwood Trust, Inc.	22,814	330

Resource Capital Corp.	13,815	88

Saul Centers, Inc.	1,767	74

Sovran Self Storage, Inc.	8,138	308

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Real Estate Investment Trusts – 7.0% – continued

Starwood Property Trust, Inc.	14,034	$279

Strategic Hotels & Resorts, Inc. *	40,681	172

Sun Communities, Inc.	5,463	168

Sunstone Hotel Investors, Inc. *	29,366	266

Tanger Factory Outlet Centers, Inc.	11,899	561

Two Harbors Investment Corp.	7,217	65

UMH Properties, Inc.	2,854	31

Universal Health Realty Income Trust	3,361	116

Urstadt Biddle Properties, Inc., Class A	5,788	105

U-Store-It Trust	27,960	233

Walter Investment Management Corp.	7,452	130

Washington Real Estate Investment Trust	17,835	566
Winthrop Realty Trust	5,515	68
		21,632

Retail – 6.1%

99 Cents Only Stores *	13,730	259

AFC Enterprises, Inc. *	7,273	90

America’s Car-Mart, Inc. *	3,203	81

AnnTaylor Stores Corp. *	17,402	352

Asbury Automotive Group, Inc. *	8,407	118

Barnes & Noble, Inc.	11,548	187

Bebe Stores, Inc.	9,275	67

Big 5 Sporting Goods Corp.	6,437	86

Biglari Holdings, Inc. *	440	145

BJ’s Restaurants, Inc. *	6,692	188

Bob Evans Farms, Inc.	8,937	251

Bon-Ton Stores (The), Inc. *	3,191	32

Books-A-Million, Inc.	2,023	12

Borders Group, Inc. *	14,433	17

Brown Shoe Co., Inc.	13,147	151

Buckle (The), Inc.	7,508	199

Buffalo Wild Wings, Inc. *	5,434	260

Build-A-Bear Workshop, Inc. *	4,400	27

Cabela’s, Inc. *	11,905	226

California Pizza Kitchen, Inc. *	5,399	92

Caribou Coffee Co., Inc. *	2,714	28

Carrols Restaurant Group, Inc. *	5,055	27

Casey’s General Stores, Inc.	11,084	463

Cash America International, Inc.	8,733	306

Casual Male Retail Group, Inc. *	11,711	48

Cato (The) Corp., Class A	8,430	226

CEC Entertainment, Inc. *	6,608	227

Charming Shoppes, Inc. *	35,100	124

Cheesecake Factory (The), Inc. *	17,788	471

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Retail – 6.1% – continued

Children’s Place Retail Stores (The), Inc. *	8,148	$397

Christopher & Banks Corp.	10,403	82

Citi Trends, Inc. *	4,470	108

Coldwater Creek, Inc. *	17,772	94

Collective Brands, Inc. *	19,101	308

Conn’s, Inc. *	3,104	14

Cracker Barrel Old Country Store, Inc.	6,988	355

Denny’s Corp. *	31,477	98

Destination Maternity Corp.*	1,526	50

Dillard’s, Inc., Class A	13,552	320

DineEquity, Inc. *	5,142	231

Domino’s Pizza, Inc. *	11,165	148

Dress Barn (The), Inc. *	17,376	413

DSW, Inc., Class A *	4,013	115

Einstein Noah Restaurant Group, Inc. *	1,411	15

Express, Inc. *	4,526	69

Ezcorp, Inc., Class A *	13,654	274

Finish Line (The), Inc., Class A	15,390	214

First Cash Financial Services, Inc. *	8,696	241

Fred’s, Inc., Class A	11,931	141

Gaiam, Inc., Class A	4,452	30

Genesco, Inc. *	7,093	212

Group 1 Automotive, Inc. *	7,362	220

Gymboree Corp. *	8,011	333

Haverty Furniture Cos., Inc.	5,462	60

hhgregg, Inc. *	3,607	89

Hibbett Sports, Inc. *	8,567	214

HOT Topic, Inc.	14,221	85

HSN, Inc. *	11,402	341

Jack in the Box, Inc. *	16,153	346

Jamba, Inc. *	16,455	36

Jo-Ann Stores, Inc. *	8,035	358

JOS. A. Bank Clothier, Inc. *	8,020	342

Kenneth Cole Productions, Inc., Class A *	2,663	44

Kirkland’s, Inc. *	5,183	72

Krispy Kreme Doughnuts, Inc. *	16,232	74

Landry’s Restaurants, Inc. *	2,034	50

Lithia Motors, Inc., Class A	6,716	64

Liz Claiborne, Inc. *	28,479	173

Lumber Liquidators Holdings, Inc. *	6,457	159

MarineMax, Inc. *	6,052	43

McCormick & Schmick’s Seafood Restaurants, Inc. *	4,090	32

Men’s Wearhouse (The), Inc.	15,590	371

New York & Co., Inc. *	7,097	18

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Retail – 6.1% – continued

Nu Skin Enterprises, Inc., Class A	14,426	$415

O’Charleys, Inc. *	5,200	37

OfficeMax, Inc. *	25,214	330

P.F. Chang’s China Bistro, Inc.	6,845	316

Pacific Sunwear of California, Inc. *	18,574	97

Pantry (The), Inc. *	6,846	165

Papa John’s International, Inc. *	6,011	159

PC Connection, Inc. *	2,905	20

Penske Automotive Group, Inc. *	12,787	169

Pep Boys – Manny, Moe & Jack	15,042	159

PetMed Express, Inc.	6,572	115

Pier 1 Imports, Inc. *	31,405	257

Pricesmart, Inc.	4,775	139

Red Robin Gourmet Burgers, Inc. *	4,492	88

Regis Corp.	17,020	326

Retail Ventures, Inc. *	6,926	75

Rite Aid Corp. *	169,297	160

Ruby Tuesday, Inc. *	19,133	227

Rue21, Inc. *	4,539	117

Rush Enterprises, Inc., Class A *	9,132	140

Ruth’s Hospitality Group, Inc. *	8,066	32

Saks, Inc. *	40,073	345

Sally Beauty Holdings, Inc. *	28,075	314

Shoe Carnival, Inc. *	2,550	52

Sonic Automotive, Inc., Class A *	12,045	118

Sonic Corp. *	18,118	146

Stage Stores, Inc.	11,138	145

Stein Mart, Inc. *	8,186	72

Steinway Musical Instruments, Inc. *	1,817	31

Susser Holdings Corp. *	2,336	33

Systemax, Inc.	2,869	35

Talbots, Inc. *	21,189	278

Texas Roadhouse, Inc. *	17,236	242

Tuesday Morning Corp. *	8,082	39

Ulta Salon Cosmetics & Fragrance, Inc. *	9,392	274

Vitamin Shoppe, Inc. *	4,795	132

West Marine, Inc. *	4,096	42

Wet Seal (The), Inc., Class A *	31,326	106

Winmark Corp.	685	23

World Fuel Services Corp.	20,139	524
Zumiez, Inc. *	5,816	123
		18,830

Savings & Loans – 1.1%

Abington Bancorp, Inc.	6,246	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Savings & Loans – 1.1% – continued

Astoria Financial Corp.	25,330	$345

BankFinancial Corp.	6,071	56

Beneficial Mutual Bancorp, Inc. *	10,077	90

Berkshire Hills Bancorp, Inc.	4,197	80

BofI Holding, Inc. *	1,877	22

Brookline Bancorp, Inc.	17,148	171

Clifton Savings Bancorp, Inc.	2,500	22

Danvers Bancorp, Inc.	5,680	87

Dime Community Bancshares, Inc.	8,195	114

ESB Financial Corp.	2,574	36

ESSA Bancorp, Inc.	3,894	46

First Financial Holdings, Inc.	5,447	61

Flagstar Bancorp, Inc. *	12,797	23

Flushing Financial Corp.	9,033	104

Fox Chase Bancorp, Inc. *	1,905	18

Home Bancorp, Inc. *	2,565	34

Home Federal Bancorp, Inc.	5,400	66

Investors Bancorp, Inc. *	13,924	165

Kearny Financial Corp.	4,839	43

K-Fed Bancorp	961	8

Meridian Interstate Bancorp, Inc. *	2,808	30

NASB Financial, Inc.	800	13

NewAlliance Bancshares, Inc.	31,306	395

Northfield Bancorp, Inc.	5,252	57

Northwest Bancshares, Inc.	31,931	357

OceanFirst Financial Corp.	4,499	55

Oritani Financial Corp.	16,644	166

Provident Financial Services, Inc.	17,497	216

Provident New York Bancorp	11,384	96

Rockville Financial, Inc.	2,200	25

Roma Financial Corp.	2,224	23

Territorial Bancorp, Inc.	3,433	58

United Financial Bancorp, Inc.	5,263	71

ViewPoint Financial Group	4,134	38

Waterstone Financial, Inc. *	1,700	7

Westfield Financial, Inc.	8,462	66
WSFS Financial Corp.	1,611	60
		3,390

Semiconductors – 3.2%

Actel Corp. *	6,704	107

Advanced Analogic Technologies, Inc. *	11,708	41

Alpha & Omega Semiconductor Ltd. *	1,423	16

Amkor Technology, Inc. *	30,184	198

Anadigics, Inc. *	18,225	111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Semiconductors – 3.2% – continued

Applied Micro Circuits Corp. *	19,346	$193

ATMI, Inc. *	9,587	142

Axcelis Technologies, Inc. *	28,472	55

AXT, Inc. *	10,146	67

Brooks Automation, Inc. *	19,479	131

Cabot Microelectronics Corp. *	6,809	219

Cavium Networks, Inc. *	13,059	376

Ceva, Inc. *	5,870	84

Cirrus Logic, Inc. *	19,207	343

Cohu, Inc.	7,299	92

Conexant Systems, Inc. *	22,295	37

Diodes, Inc. *	9,785	167

DSP Group, Inc. *	7,697	54

Emulex Corp. *	24,284	253

Entegris, Inc. *	38,858	181

Entropic Communications, Inc. *	16,233	156

Exar Corp. *	10,217	61

Formfactor, Inc. *	14,440	124

FSI International, Inc. *	11,478	31

GSI Technology, Inc. *	5,486	31

GT Solar International, Inc. *	18,585	156

Hittite Microwave Corp. *	7,973	380

Ikanos Communications, Inc. *	8,591	10

Integrated Device Technology, Inc. *	48,422	283

Integrated Silicon Solution, Inc. *	8,346	72

IXYS Corp. *	6,871	66

Kopin Corp. *	18,622	66

Kulicke & Soffa Industries, Inc. *	20,251	125

Lattice Semiconductor Corp. *	34,543	164

LTX-Credence Corp.	45,431	95

Mattson Technology, Inc. *	13,686	38

MaxLinear, Inc., Class A *	2,098	24

Micrel, Inc.	15,280	151

Microsemi Corp. *	24,276	416

Microtune, Inc. *	15,302	44

Mindspeed Technologies, Inc. *	10,279	80

MIPS Technologies, Inc. *	13,666	133

MKS Instruments, Inc. *	14,792	266

Monolithic Power Systems, Inc. *	9,372	153

MoSys, Inc. *	7,501	37

Nanometrics, Inc. *	5,675	85

Netlogic Microsystems, Inc. *	18,403	508

Omnivision Technologies, Inc. *	15,267	352

Pericom Semiconductor Corp. *	7,965	69

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Semiconductors – 3.2% – continued

Photronics, Inc. *	16,842	$89

PLX Technology, Inc. *	12,711	46

Power Integrations, Inc.	7,354	234

Richardson Electronics Ltd.	3,967	42

Rubicon Technology, Inc. *	4,621	105

Rudolph Technologies, Inc. *	9,557	79

Semtech Corp. *	18,263	369

Sigma Designs, Inc. *	9,181	105

Silicon Image, Inc. *	23,395	112

Standard Microsystems Corp. *	6,444	147

Supertex, Inc. *	2,942	65

Tessera Technologies, Inc. *	15,021	278

TriQuint Semiconductor, Inc. *	45,890	441

Ultra Clean Holdings *	6,897	59

Ultratech, Inc. *	7,036	120

Veeco Instruments, Inc. *	11,867	414

Volterra Semiconductor Corp. *	7,129	153
Zoran Corp. *	15,570	119
		10,020

Software – 4.2%

Accelrys, Inc. *	16,223	113

ACI Worldwide, Inc. *	10,241	229

Actuate Corp. *	14,778	76

Acxiom Corp. *	20,086	319

Advent Software, Inc. *	4,661	243

American Software, Inc., Class A	6,274	37

ArcSight, Inc. *	7,174	313

Ariba, Inc. *	26,449	500

Aspen Technology, Inc. *	17,976	186

athenahealth, Inc. *	9,770	323

Avid Technology, Inc. *	8,466	111

Blackbaud, Inc.	13,149	316

Blackboard, Inc. *	9,923	358

Bottomline Technologies, Inc. *	9,085	140

Bowne & Co., Inc.	11,470	130

CDC Corp., Class A *	9,097	38

CommVault Systems, Inc. *	12,735	332

Computer Programs & Systems, Inc.	2,947	125

Concur Technologies, Inc. *	11,783	583

Convio, Inc. *	1,830	17

CSG Systems International, Inc. *	9,762	178

Deltek, Inc. *	6,531	52

DemandTec, Inc. *	6,078	57

Digi International, Inc. *	7,818	74

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Software – 4.2% – continued

DivX, Inc. *	10,290	$98

DynaVox, Inc., Class A *	2,668	22

Ebix, Inc. *	7,964	187

Epicor Software Corp. *	14,965	130

EPIQ Systems, Inc.	9,497	116

Fair Isaac Corp.	12,267	303

FalconStor Software, Inc. *	10,212	31

Global Defense Technology & Systems, Inc. *	1,915	26

Guidance Software, Inc. *	4,087	24

Innerworkings, Inc. *	6,855	45

Interactive Intelligence, Inc. *	4,157	73

JDA Software Group, Inc. *	12,301	312

Lawson Software, Inc. *	41,093	348

Mantech International Corp., Class A *	6,546	259

MedAssets, Inc. *	12,770	269

Medidata Solutions, Inc. *	5,322	102

MicroStrategy, Inc., Class A *	2,666	231

Monotype Imaging Holdings, Inc. *	6,104	56

NetSuite, Inc. *	5,398	127

Omnicell, Inc. *	9,815	128

OPNET Technologies, Inc.	3,694	67

Parametric Technology Corp. *	33,986	664

PDF Solutions, Inc. *	6,456	24

Pegasystems, Inc.	4,631	144

Progress Software Corp. *	12,181	403

PROS Holdings, Inc. *	6,359	59

QAD, Inc. *	2,900	12

QLIK Technologies, Inc. *	3,920	86

Quality Systems, Inc.	5,580	370

Quest Software, Inc. *	17,411	428

RealPage, Inc. *	4,147	79

Renaissance Learning, Inc.	3,724	38

RightNow Technologies, Inc. *	6,620	130

Rosetta Stone, Inc. *	2,955	63

Schawk, Inc.	3,015	56

Seachange International, Inc. *	8,277	61

Smith Micro Software, Inc. *	8,565	85

SolarWinds, Inc. *	10,449	180

SS&C Technologies Holdings, Inc. *	3,428	54

Synchronoss Technologies, Inc. *	5,883	105

SYNNEX Corp. *	6,685	188

Take-Two Interactive Software, Inc. *	20,324	206

Taleo Corp., Class A*	11,745	340

THQ, Inc. *	18,915	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Software – 4.2% – continued

Trident Microsystems, Inc. *	18,475	$32

Tyler Technologies, Inc. *	9,172	185

Ultimate Software Group, Inc. *	7,468	289

Unica Corp. *	5,182	109
VeriFone Systems, Inc. *	25,191	783
		13,053

Storage/Warehousing – 0.1%
Mobile Mini, Inc. *	11,079	170

Telecommunications – 4.0%

Acme Packet, Inc. *	12,923	490

ADC Telecommunications, Inc. *	28,751	364

ADTRAN, Inc.	18,222	643

Alaska Communications Systems Group, Inc.	12,689	129

Anaren, Inc. *	4,086	69

Anixter International, Inc. *	8,172	441

Applied Signal Technology, Inc.	3,987	99

Arris Group, Inc. *	37,341	365

Aruba Networks, Inc. *	22,605	482

Atlantic Tele-Network, Inc.	2,829	139

Aviat Networks, Inc. *	18,494	76

BigBand Networks, Inc. *	15,133	43

Black Box Corp.	5,080	163

Calix, Inc. *	2,160	31

Cbeyond, Inc. *	8,207	105

Cincinnati Bell, Inc. *	58,132	155

Comtech Telecommunications Corp. *	8,408	230

Consolidated Communications Holdings, Inc.	7,208	135

CPI International, Inc. *	2,610	37

DigitalGlobe, Inc. *	8,174	248

EMS Technologies, Inc. *	4,805	90

Extreme Networks, Inc. *	27,069	84

FiberTower Corp. *	12,739	54

Finisar Corp. *	22,222	418

General Communication, Inc., Class A *	14,155	141

GeoEye, Inc. *	6,479	262

Global Crossing Ltd. *	8,832	114

Globalstar, Inc. *	19,600	34

Globecomm Systems, Inc. *	5,972	50

Harmonic, Inc. *	27,952	192

Hughes Communications, Inc. *	2,477	67

Hypercom Corp. *	12,824	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Telecommunications – 4.0% – continued

ICO Global Communications Holdings Ltd. *	31,722	$52

IDT Corp., Class B *	4,303	77

Infinera Corp. *	25,433	297

InterDigital, Inc. *	12,869	381

IPG Photonics Corp. *	7,891	190

Iridium Communications, Inc. *	10,462	89

Ixia *	9,508	118

Knology, Inc. *	8,973	121

KVH Industries, Inc. *	4,114	62

LogMeIn, Inc. *	4,560	164

Loral Space & Communications, Inc. *	3,260	170

Meru Networks, Inc. *	1,535	26

Netgear, Inc. *	10,434	282

Network Equipment Technologies, Inc. *	7,633	26

Neutral Tandem, Inc. *	10,155	121

Novatel Wireless, Inc. *	10,149	80

NTELOS Holdings Corp.	8,973	152

Occam Networks, Inc. *	3,668	29

Oclaro, Inc. *	14,307	229

Oplink Communications, Inc. *	6,373	126

Opnext, Inc. *	14,724	23

PAETEC Holding Corp. *	36,177	149

Plantronics, Inc.	14,136	478

Powerwave Technologies, Inc. *	37,000	67

Preformed Line Products Co.	712	25

Premiere Global Services, Inc. *	18,645	132

RF Micro Devices, Inc. *	79,126	486

SAVVIS, Inc. *	11,257	237

Shenandoah Telecommunications Co.	6,912	126

ShoreTel, Inc. *	14,323	71

Sonus Networks, Inc. *	60,515	214

Sycamore Networks, Inc.	5,759	187

Symmetricom, Inc. *	13,937	80

Syniverse Holdings, Inc. *	20,258	459

Tekelec *	20,354	264

TeleNav, Inc. *	2,380	13

Tessco Technologies, Inc.	1,445	22

USA Mobility, Inc.	6,354	102

UTStarcom, Inc. *	32,843	71

Viasat, Inc. *	9,683	398
Vonage Holdings Corp. *	33,032	84
		12,513

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Textiles – 0.1%

Culp, Inc. *	2,436	$24

G&K Services, Inc., Class A	5,297	121
Unifirst Corp.	4,193	185
		330

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc. *	8,491	150

Leapfrog Enterprises, Inc. *	9,472	52
RC2 Corp. *	6,606	138
		340

Transportation – 2.0%

Air Transport Services Group, Inc. *	15,353	94

American Commercial Lines, Inc. *	2,623	73

Arkansas Best Corp.	7,644	185

Atlas Air Worldwide Holdings, Inc. *	7,598	382

Baltic Trading Ltd.	5,333	59

Bristow Group, Inc. *	10,535	380

CAI International, Inc. *	3,353	51

Celadon Group, Inc. *	5,860	81

DHT Holdings, Inc.	13,500	56

Dynamex, Inc. *	2,582	39

Eagle Bulk Shipping, Inc. *	17,898	93

Echo Global Logistics, Inc. *	3,104	40

Excel Maritime Carriers Ltd. *	12,719	71

Forward Air Corp.	8,556	222

Genco Shipping & Trading Ltd. *	8,278	132

General Maritime Corp.	24,118	118

Genesee & Wyoming, Inc., Class A *	11,315	491

Golar LNG Ltd.	10,361	130

Gulfmark Offshore, Inc., Class A *	7,029	216

Heartland Express, Inc.	14,549	216

Horizon Lines, Inc., Class A	8,509	36

HUB Group, Inc., Class A *	10,957	321

International Shipholding Corp.	1,612	46

Knight Transportation, Inc.	17,567	340

Knightsbridge Tankers Ltd.	5,057	96

Marten Transport Ltd.	4,409	102

Nordic American Tanker Shipping	13,731	367

Old Dominion Freight Line, Inc. *	12,408	315

Overseas Shipholding Group, Inc.	7,546	259

P.A.M. Transportation Services, Inc. *	1,189	15

Pacer International, Inc. *	9,809	59

Patriot Transportation Holding, Inc. *	400	28

PHI, Inc. (Non Voting)*	3,748	61

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Transportation – 2.0% – continued

Quality Distribution, Inc. *	2,757	$18

RailAmerica, Inc. *	6,820	66

Roadrunner Transportation Systems, Inc. *	2,854	31

Saia, Inc. *	4,422	66

Scorpio Tankers, Inc. *	4,384	49

Ship Finance International Ltd.	13,424	261

Teekay Tankers Ltd., Class A	8,170	106

Ultrapetrol Bahamas Ltd. *	6,011	39

Universal Truckload Services, Inc. *	1,500	23

USA Truck, Inc. *	2,138	32
Werner Enterprises, Inc.	12,746	261
		6,126

Trucking & Leasing – 0.2%

Aircastle Ltd.	14,721	125

AMERCO *	2,555	203

Greenbrier Cos., Inc. *	6,005	94

TAL International Group, Inc.	5,116	124
Textainer Group Holdings Ltd.	2,936	78
		624

Water – 0.3%

American States Water Co.	5,551	199

Artesian Resources Corp., Class A	1,838	35

California Water Service Group	5,881	217

Connecticut Water Service, Inc.	2,838	68

Consolidated Water Co. Ltd.	4,046	38

Middlesex Water Co.	4,455	75

Pico Holdings, Inc. *	6,714	201

SJW Corp.	3,703	91
York Water Co.	3,486	56
		980
Total Common Stocks
(Cost $287,680)		301,813

INVESTMENT COMPANIES – 2.8%

Kayne Anderson Energy Development Co.	2,829	46
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	8,549,410	8,549
Total Investment Companies
(Cost $8,606)		8,595

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%
Escrow DLB Oil & Gas (3) *	800	$ –
Total Other
(Cost $ – )		–

RIGHTS – 0.0%
CSF Holdings, Inc.(4) *	4,212	–
Total Rights
(Cost $ – )		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	429	$ –
Lantronix, Inc., Exp. 2/9/11 *	141	–
Total Warrants
(Cost $ – )		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.20%, 11/18/10(5)	$930	$930
Total Short-Term Investments
(Cost $930)		930

Total Investments – 100.1%
(Cost $297,216)		311,338
Liabilities less Other Assets – (0.1)%		(296)
NET ASSETS – 100.0%		$311,042

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,649,000 with net purchases of approximately $2,900,000 during the six months ended September 30, 2010.
(3)	Security listed as escrow is considered to be worthless.
(4)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

Percentages shown are based on Net Assets.

At September 30, 2010, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000 Mini	135	$9,106	Long	12/10	$572

At September 30, 2010, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.8%
Consumer Staples	3.0
Energy	5.5
Financials	21.0
Health Care	12.9
Industrials	15.3
Information Technology	18.8
Materials	5.4
Telecommunication Services	1.0
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$301,813(1)	$–	$–	$301,813
Investment Companies	8,595	–	–	8,595
Warrants	–	–	–	–
Short-Term Investments	–	930	–	930
Total Investments	$310,408	$930	$–	$311,338

OTHER FINANCIAL INSTRUMENTS
Assets
Futures	$572	$–	$–	$572

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Advertising – 0.2%

Interpublic Group of (The) Cos., Inc. *	68,796	$690
Omnicom Group, Inc.	42,583	1,681
		2,371

Aerospace/Defense – 2.1%

Boeing (The) Co.	105,392	7,013

General Dynamics Corp.	54,546	3,426

Goodrich Corp.	18,139	1,338

L-3 Communications Holdings, Inc.	15,875	1,147

Lockheed Martin Corp.	42,569	3,034

Northrop Grumman Corp.	43,020	2,608

Raytheon Co.	53,085	2,427

Rockwell Collins, Inc.	23,405	1,363
United Technologies Corp.	134,083	9,551
		31,907

Agriculture – 1.9%

Altria Group, Inc.	299,764	7,201

Archer-Daniels-Midland Co.	90,850	2,900

Lorillard, Inc.	22,104	1,775

Philip Morris International, Inc. ADR	264,106	14,795
Reynolds American, Inc.	24,318	1,444
		28,115

Airlines – 0.1%
Southwest Airlines Co.	106,822	1,396

Apparel – 0.5%

Coach, Inc.	43,888	1,885

NIKE, Inc., Class B	55,388	4,439

Polo Ralph Lauren Corp.	9,285	834
VF Corp.	12,399	1,005
		8,163

Auto Manufacturers – 0.6%

Ford Motor Co. *	494,489	6,052
PACCAR, Inc.	52,958	2,550
		8,602

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co. *	32,881	354
Johnson Controls, Inc.	98,200	2,995
		3,349

Banks – 8.0%

Bank of America Corp.	1,443,463	18,924

Bank of New York Mellon (The) Corp.	175,257	4,579

BB&T Corp.	97,242	2,342

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Banks – 8.0% – continued

Capital One Financial Corp.	66,917	$2,646

Citigroup, Inc. *	3,418,650	13,333

Comerica, Inc.	24,362	905

Fifth Third Bancorp	113,274	1,363

First Horizon National Corp. *	31,003	354

First Horizon National Corp. – Fractional Shares *	102,459	–

Goldman Sachs Group (The), Inc.	74,134	10,718

Huntington Bancshares, Inc.	106,860	606

JPMorgan Chase & Co.	570,181	21,707

KeyCorp	129,225	1,029

M&T Bank Corp.	12,792	1,046

Marshall & Ilsley Corp.	78,931	556

Morgan Stanley	201,280	4,968

Northern Trust Corp. (1)(2)	34,394	1,659

PNC Financial Services Group, Inc.	76,157	3,953

Regions Financial Corp.	186,131	1,353

State Street Corp.	73,144	2,755

SunTrust Banks, Inc.	71,704	1,852

U.S. Bancorp	276,152	5,970

Wells Fargo & Co.	752,532	18,911
Zions Bancorporation	25,898	553
		122,082

Beverages – 2.6%

Brown-Forman Corp., Class B	14,200	875

Coca-Cola (The) Co.	332,385	19,451

Coca-Cola Enterprises, Inc. *	46,714	1,448

Constellation Brands, Inc., Class A *	28,591	506

Dr Pepper Snapple Group, Inc.	33,743	1,199

Molson Coors Brewing Co., Class B	24,069	1,137
PepsiCo, Inc.	229,308	15,235
		39,851

Biotechnology – 1.4%

Amgen, Inc. *	137,618	7,584

Biogen Idec, Inc. *	34,303	1,925

Celgene Corp. *	66,876	3,853

Genzyme Corp. *	37,102	2,626

Gilead Sciences, Inc. *	121,785	4,337
Life Technologies Corp. *	25,980	1,213
		21,538

Building Materials – 0.0%
Masco Corp.	50,051	551

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Chemicals – 2.0%

Air Products & Chemicals, Inc.	30,140	$2,496

Airgas, Inc.	10,174	691

CF Industries Holdings, Inc.	9,865	942

Dow Chemical (The) Co.	167,432	4,598

E.I. du Pont de Nemours & Co.	131,268	5,857

Eastman Chemical Co.	10,290	762

Ecolab, Inc.	34,366	1,744

FMC Corp.	10,194	697

International Flavors & Fragrances, Inc.	11,281	547

Monsanto Co.	77,189	3,700

PPG Industries, Inc.	23,863	1,737

Praxair, Inc.	43,508	3,927

Sherwin-Williams (The) Co.	13,185	991
Sigma-Aldrich Corp.	18,127	1,095
		29,784

Coal – 0.2%

Consol Energy, Inc.	33,877	1,252

Massey Energy Co.	14,270	443
Peabody Energy Corp.	38,365	1,880
		3,575

Commercial Services – 1.4%

Apollo Group, Inc., Class A *	18,811	966

Automatic Data Processing, Inc.	71,228	2,994

DeVry, Inc.	8,642	425

Equifax, Inc.	19,195	599

H&R Block, Inc.	41,110	533

Iron Mountain, Inc.	30,726	687

Mastercard, Inc., Class A	14,023	3,141

Monster Worldwide, Inc. *	16,848	218

Moody’s Corp.	31,498	787

Paychex, Inc.	47,841	1,315

Quanta Services, Inc. *	32,041	611

R.R. Donnelley & Sons Co.	31,445	533

Robert Half International, Inc.	21,461	558

SAIC, Inc. *	40,354	645

Total System Services, Inc.	21,198	323

Visa, Inc., Class A	71,144	5,283
Western Union (The) Co.	95,184	1,682
		21,300

Computers – 6.2%

Apple, Inc. *	131,529	37,321

Cognizant Technology Solutions Corp., Class A *	43,745	2,820

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Computers - 6.2% – continued

Computer Sciences Corp.	22,185	$1,021

Dell, Inc. *	243,059	3,150

EMC Corp. *	295,263	5,997

Hewlett-Packard Co.	326,575	13,739

International Business Machines Corp.	181,395	24,332

Lexmark International, Inc., Class A *	10,186	454

NetApp, Inc.*	51,176	2,548

SanDisk Corp. *	33,564	1,230

Teradata Corp. *	23,903	922
Western Digital Corp. *	33,305	946
		94,480

Cosmetics/Personal Care – 2.2%

Avon Products, Inc.	61,499	1,975

Colgate-Palmolive Co.	70,018	5,382

Estee Lauder (The) Cos., Inc., Class A	16,534	1,045
Procter & Gamble (The) Co.	408,836	24,518
		32,920

Distribution/Wholesale – 0.2%

Fastenal Co.	20,499	1,091

Genuine Parts Co.	23,458	1,046
W.W. Grainger, Inc.	8,347	994
		3,131

Diversified Financial Services – 1.6%

American Express Co.	148,539	6,243

Ameriprise Financial, Inc.	35,197	1,666

Charles Schwab (The) Corp.	140,362	1,951

CME Group, Inc.	9,546	2,486

Discover Financial Services	80,244	1,339

E*TRADE Financial Corp. *	29,441	428

Federated Investors, Inc., Class B	12,391	282

Franklin Resources, Inc.	21,443	2,292

IntercontinentalExchange, Inc. *	10,967	1,148

Invesco Ltd.	69,415	1,474

Janus Capital Group, Inc.	25,817	283

Legg Mason, Inc.	22,293	676

NASDAQ OMX Group (The), Inc. *	20,697	402

NYSE Euronext	38,443	1,098

SLM Corp. *	71,959	831
T.Rowe Price Group, Inc.	36,984	1,852
		24,451

Electric – 3.3%

AES (The) Corp. *	97,197	1,103

Allegheny Energy, Inc.	24,132	592

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Electric – 3.3% – continued

Ameren Corp.	35,925	$1,020

American Electric Power Co., Inc.	67,846	2,458

CMS Energy Corp.	32,851	592

Consolidated Edison, Inc.	39,996	1,929

Constellation Energy Group, Inc.	27,994	903

Dominion Resources, Inc.	85,954	3,753

DTE Energy Co.	24,096	1,107

Duke Energy Corp.	190,332	3,371

Edison International	46,999	1,616

Entergy Corp.	27,498	2,104

Exelon Corp.	96,150	4,094

FirstEnergy Corp.	43,624	1,681

Integrys Energy Group, Inc.	10,892	567

NextEra Energy, Inc.	60,589	3,295

Northeast Utilities	24,810	734

NRG Energy, Inc. *	35,461	738

Pepco Holdings, Inc.	31,528	586

PG&E Corp.	56,451	2,564

Pinnacle West Capital Corp.	14,582	602

PPL Corp.	67,887	1,849

Progress Energy, Inc.	42,781	1,900

Public Service Enterprise Group, Inc.	71,887	2,378

SCANA Corp.	17,252	696

Southern Co.	119,412	4,447

TECO Energy, Inc.	30,366	526

Wisconsin Energy Corp.	17,361	1,003
Xcel Energy, Inc.	66,003	1,516
		49,724

Electrical Components & Equipment – 0.4%

Emerson Electric Co.	108,580	5,718
Molex, Inc.	18,856	394
		6,112

Electronics – 0.5%

Agilent Technologies, Inc. *	50,193	1,675

Amphenol Corp., Class A	25,991	1,273

FLIR Systems, Inc. *	24,563	631

Jabil Circuit, Inc.	25,071	361

PerkinElmer, Inc.	16,968	393

Thermo Fisher Scientific, Inc. *	57,880	2,772
Waters Corp. *	13,101	927
		8,032

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Energy – Alternate Sources – 0.1%
First Solar, Inc. *	7,754	$1,143

Engineering & Construction – 0.1%

Fluor Corp.	26,553	1,315
Jacobs Engineering Group, Inc. *	17,603	681
		1,996

Entertainment – 0.0%
International Game Technology	41,234	596

Environmental Control – 0.3%

Republic Services, Inc.	43,841	1,337

Stericycle, Inc. *	11,949	830
Waste Management, Inc.	70,122	2,506
		4,673

Food – 2.0%

Campbell Soup Co.	29,279	1,047

ConAgra Foods, Inc.	64,077	1,406

Dean Foods Co. *	26,031	266

General Mills, Inc.	93,022	3,399

H.J. Heinz Co.	46,746	2,214

Hershey (The) Co.	23,364	1,112

Hormel Foods Corp.	9,282	414

J.M. Smucker (The) Co.	17,411	1,054

Kellogg Co.	36,747	1,856

Kraft Foods, Inc., Class A	251,280	7,755

Kroger (The) Co.	91,849	1,989

McCormick & Co., Inc. (Non Voting)	19,739	830

Safeway, Inc.	55,197	1,168

Sara Lee Corp.	94,076	1,263

SUPERVALU, Inc.	28,903	333

Sysco Corp.	83,728	2,388

Tyson Foods, Inc., Class A	43,487	697
Whole Foods Market, Inc. *	20,570	763
		29,954

Forest Products & Paper – 0.3%

International Paper Co.	62,750	1,365

MeadWestvaco Corp.	24,128	588

Plum Creek Timber Co., Inc.	22,778	804
Weyerhaeuser Co.	74,475	1,174
		3,931

Gas – 0.3%

CenterPoint Energy, Inc.	62,461	982

Nicor, Inc.	6,753	309

NiSource, Inc.	37,447	652

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Gas - 0.3% – continued
Sempra Energy	35,018	$1,884
		3,827

Hand/Machine Tools – 0.1%

Snap-On, Inc.	8,573	399
Stanley Black & Decker, Inc.	23,651	1,449
		1,848

Healthcare – Products – 3.3%

Baxter International, Inc.	83,300	3,974

Becton, Dickinson and Co.	33,789	2,504

Boston Scientific Corp. *	214,637	1,316

C.R. Bard, Inc.	12,917	1,052

CareFusion Corp. *	32,011	795

DENTSPLY International, Inc.	20,591	658

Hospira, Inc. *	24,083	1,373

Intuitive Surgical, Inc. *	5,839	1,657

Johnson & Johnson	396,838	24,588

Medtronic, Inc.	156,388	5,251

Patterson Cos., Inc.	13,336	382

St. Jude Medical, Inc. *	45,912	1,806

Stryker Corp.	48,482	2,426

Varian Medical Systems, Inc. *	16,705	1,011
Zimmer Holdings, Inc. *	29,248	1,531
		50,324

Healthcare - Services – 1.1%

Aetna, Inc.	58,655	1,854

CIGNA Corp.	38,981	1,395

Coventry Health Care, Inc. *	21,146	455

DaVita, Inc. *	15,142	1,045

Humana, Inc. *	23,539	1,183

Laboratory Corp. of America Holdings *	14,662	1,150

Quest Diagnostics, Inc.	21,009	1,060

Tenet Healthcare Corp. *	73,773	348

UnitedHealth Group, Inc.	161,480	5,670
WellPoint, Inc. *	56,682	3,210
		17,370

Holding Companies – Diversified – 0.0%
Leucadia National Corp. *	26,854	634

Home Builders – 0.1%

D.R. Horton, Inc.	44,371	494

Lennar Corp., Class A	21,871	336
Pulte Group, Inc. *	53,427	468
		1,298

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Home Furnishings - 0.1%

Harman International Industries, Inc. *	8,961	$299
Whirlpool Corp.	11,495	931
		1,230

Household Products/Wares – 0.4%

Avery Dennison Corp.	15,998	594

Clorox Co.	19,508	1,302

Fortune Brands, Inc.	22,059	1,086
Kimberly-Clark Corp.	58,730	3,821
		6,803

Housewares – 0.0%
Newell Rubbermaid, Inc.	39,438	702

Insurance – 4.0%

ACE Ltd.	48,734	2,839

Aflac, Inc.	68,073	3,520

Allstate (The) Corp.	76,680	2,419

American International Group, Inc. *	19,069	746

AON Corp.	39,523	1,546

Assurant, Inc.	14,230	579

Berkshire Hathaway, Inc., Class B *	247,770	20,486

Chubb Corp.	44,832	2,555

Cincinnati Financial Corp.	24,662	711

Genworth Financial, Inc., Class A *	70,830	866

Hartford Financial Services Group, Inc.	66,154	1,518

Lincoln National Corp.	44,209	1,057

Loews Corp.	45,684	1,731

Marsh & McLennan Cos., Inc.	76,832	1,853

MetLife, Inc.	130,809	5,030

Principal Financial Group, Inc.	46,549	1,207

Progressive (The) Corp.	98,216	2,050

Prudential Financial, Inc.	67,443	3,654

Torchmark Corp.	11,165	593

Travelers (The) Cos., Inc.	68,595	3,574

Unum Group	48,327	1,070
XL Group PLC	47,729	1,034
		60,638

Internet – 2.7%

Akamai Technologies, Inc. *	26,084	1,309

Amazon.com, Inc. *	50,940	8,001

eBay, Inc. *	166,126	4,053

Expedia, Inc.	29,035	819

Google, Inc., Class A *	35,812	18,830

McAfee, Inc. *	21,624	1,022

priceline.com, Inc. *	6,914	2,408

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Internet – 2.7% – continued

Symantec Corp. *	115,763	$1,756

VeriSign, Inc. *	25,452	808
Yahoo!, Inc. *	194,500	2,756
		41,762

Iron/Steel – 0.3%

AK Steel Holding Corp.	13,534	187

Allegheny Technologies, Inc.	13,478	626

Cliffs Natural Resources, Inc.	19,487	1,246

Nucor Corp.	44,408	1,696
United States Steel Corp.	20,422	895
		4,650

Leisure Time – 0.2%

Carnival Corp.	62,167	2,375
Harley-Davidson, Inc.	35,684	1,015
		3,390

Lodging – 0.3%

Marriott International, Inc., Class A	41,050	1,471

Marriott International, Inc., Class A – Fractional Shares *	79,497	–

Starwood Hotels & Resorts Worldwide, Inc.	27,993	1,471

Wyndham Worldwide Corp.	25,465	699
Wynn Resorts Ltd.	10,707	929
		4,570

Machinery – Construction & Mining – 0.5%
Caterpillar, Inc.	90,659	7,133

Machinery – Diversified – 0.7%

Cummins, Inc.	29,159	2,641

Deere & Co.	61,288	4,277

Flowserve Corp.	8,313	910

Rockwell Automation, Inc.	19,838	1,224
Roper Industries, Inc.	14,332	934
		9,986

Media – 2.8%

CBS Corp., Class B (Non Voting)	97,325	1,544

Comcast Corp., Class A	404,962	7,322

DIRECTV, Class A *	125,116	5,209

Discovery Communications, Inc., Class A *	41,940	1,827

Gannett Co., Inc.	36,889	451

McGraw-Hill (The) Cos., Inc.	42,954	1,420

Meredith Corp.	4,118	137

New York Times (The) Co., Class A *	14,403	111

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Media – 2.8% – continued

News Corp., Class A	328,613	$4,292

Scripps Networks Interactive, Inc., Class A	12,851	611

Time Warner Cable, Inc.	50,498	2,726

Time Warner, Inc.	161,324	4,945

Viacom, Inc., Class B	88,680	3,209

Walt Disney (The) Co.	274,661	9,094
Washington Post (The) Co., Class B	851	340
		43,238

Metal Fabrication/Hardware – 0.2%
Precision Castparts Corp.	20,242	2,578

Mining – 0.9%

Alcoa, Inc.	145,027	1,756

Freeport-McMoRan Copper & Gold, Inc.	68,206	5,824

Newmont Mining Corp.	71,230	4,474

Titanium Metals Corp. *	13,822	276
Vulcan Materials Co.	17,671	653
		12,983

Miscellaneous Manufacturing – 3.7%

3M Co.	102,854	8,919

Danaher Corp.	77,619	3,152

Dover Corp.	27,716	1,447

Eastman Kodak Co. *	32,823	138

Eaton Corp.	24,522	2,023

General Electric Co.	1,538,704	25,004

Honeywell International, Inc.	111,078	4,881

Illinois Tool Works, Inc.	71,531	3,363

ITT Corp.	26,547	1,243

Leggett & Platt, Inc.	21,764	495

Pall Corp.	16,620	692

Parker Hannifin Corp.	23,188	1,625

Textron, Inc.	41,880	861
Tyco International Ltd.	72,365	2,658
		56,501

Office/Business Equipment – 0.2%

Pitney Bowes, Inc.	29,238	625
Xerox Corp.	200,773	2,078
		2,703

Oil & Gas – 8.6%

Anadarko Petroleum Corp.	71,605	4,085

Apache Corp.	52,349	5,118

Cabot Oil & Gas Corp.	15,910	479

Chesapeake Energy Corp.	95,842	2,171

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Oil & Gas – 8.6% – continued

Chevron Corp.	289,646	$23,476

ConocoPhillips	213,702	12,273

Denbury Resources, Inc. *	55,383	880

Devon Energy Corp.	61,689	3,994

Diamond Offshore Drilling, Inc.	9,687	656

EOG Resources, Inc.	36,822	3,423

EQT Corp.	20,558	741

Exxon Mobil Corp.	733,427	45,318

Helmerich & Payne, Inc.	14,780	598

Hess Corp.	41,691	2,465

Marathon Oil Corp.	103,423	3,423

Murphy Oil Corp.	27,907	1,728

Nabors Industries Ltd. *	43,974	794

Noble Energy, Inc.	25,245	1,896

Occidental Petroleum Corp.	116,717	9,139

Pioneer Natural Resources Co.	16,233	1,056

QEP Resources, Inc.	26,090	786

Range Resources Corp.	24,334	928

Rowan Cos., Inc. *	17,904	544

Southwestern Energy Co. *	49,626	1,660

Sunoco, Inc.	18,642	680

Tesoro Corp.	20,289	271
Valero Energy Corp.	81,109	1,420
		130,002

Oil & Gas Services – 1.6%

Baker Hughes, Inc.	61,728	2,630

Cameron International Corp. *	35,583	1,529

FMC Technologies, Inc. *	16,807	1,148

Halliburton Co.	130,857	4,327

National Oilwell Varco, Inc.	60,061	2,671
Schlumberger Ltd.	196,487	12,105
		24,410

Packaging & Containers – 0.2%

Ball Corp.	13,057	768

Bemis Co., Inc.	15,497	492

Owens-Illinois, Inc. *	23,040	647

Pactiv Corp. *	21,107	696
Sealed Air Corp.	22,915	515
		3,118

Pharmaceuticals – 5.3%

Abbott Laboratories	222,577	11,627

Allergan, Inc.	44,813	2,981

AmerisourceBergen Corp.	40,068	1,228

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Pharmaceuticals – 5.3% – continued

Bristol-Myers Squibb Co.	246,971	$6,695

Cardinal Health, Inc.	52,178	1,724

Cephalon, Inc. *	11,335	708

Eli Lilly & Co.	146,836	5,364

Express Scripts, Inc. *	78,765	3,836

Forest Laboratories, Inc. *	40,177	1,243

King Pharmaceuticals, Inc. *	31,394	313

McKesson Corp.	38,358	2,370

Mead Johnson Nutrition Co.	29,832	1,698

Medco Health Solutions, Inc. *	61,537	3,204

Merck & Co., Inc.	444,828	16,374

Mylan, Inc. *	45,192	850

Pfizer, Inc.	1,156,059	19,850
Watson Pharmaceuticals, Inc. *	15,084	638
		80,703

Pipelines – 0.4%

El Paso Corp.	101,940	1,262

Oneok, Inc.	14,775	665

Spectra Energy Corp.	92,098	2,077
Williams (The) Cos., Inc.	85,563	1,635
		5,639

Real Estate – 0.1%

CB Richard Ellis Group, Inc., Class A *	41,900	766

Real Estate Investment Trusts – 1.3%

Apartment Investment & Management Co., Class A	16,697	357

AvalonBay Communities, Inc.	12,118	1,259

Boston Properties, Inc.	20,272	1,685

Equity Residential	41,221	1,961

HCP, Inc.	43,952	1,581

Health Care REIT, Inc.	17,261	817

Host Hotels & Resorts, Inc.	94,614	1,370

Kimco Realty Corp.	60,476	952

ProLogis	69,533	819

Public Storage	20,379	1,978

Simon Property Group, Inc.	42,072	3,902

Ventas, Inc.	22,802	1,176
Vornado Realty Trust	22,657	1,938
		19,795

Retail – 6.0%

Abercrombie & Fitch Co., Class A	11,961	470

AutoNation, Inc. *	8,607	200

AutoZone, Inc. *	4,221	966

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Retail – 6.0% – continued

Bed Bath & Beyond, Inc. *	38,008	$1,650

Best Buy Co., Inc.	50,651	2,068

Big Lots, Inc. *	10,645	354

CarMax, Inc. *	32,325	901

Costco Wholesale Corp.	62,445	4,027

CVS Caremark Corp.	196,498	6,184

Darden Restaurants, Inc.	19,593	838

Family Dollar Stores, Inc.	18,705	826

GameStop Corp., Class A *	21,548	425

Gap (The), Inc.	63,894	1,191

Home Depot (The), Inc.	241,059	7,637

J.C. Penney Co., Inc.	34,723	944

Kohl’s Corp. *	43,852	2,310

Limited Brands, Inc.	40,101	1,074

Lowe’s Cos., Inc.	201,802	4,498

Macy’s, Inc.	61,536	1,421

McDonald’s Corp.	153,051	11,404

Nordstrom, Inc.	24,356	906

Office Depot, Inc. *	35,116	162

O’Reilly Automotive, Inc. *	20,405	1,086

RadioShack Corp.	16,787	358

Ross Stores, Inc.	16,608	907

Sears Holdings Corp. *	6,931	500

Staples, Inc.	106,775	2,234

Starbucks Corp.	108,240	2,769

Target Corp.	104,011	5,558

Tiffany & Co.	19,056	895

TJX Cos., Inc.	58,375	2,605

Urban Outfitters, Inc. *	18,365	577

Walgreen Co.	141,899	4,754

Wal-Mart Stores, Inc.	283,866	15,192
Yum! Brands, Inc.	66,314	3,054
		90,945

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	77,891	955
People’s United Financial, Inc.	54,973	719
		1,674

Semiconductors – 2.3%

Advanced Micro Devices, Inc. *	86,821	617

Altera Corp.	43,498	1,312

Analog Devices, Inc.	42,562	1,336

Applied Materials, Inc.	195,199	2,280

Broadcom Corp., Class A	65,784	2,328

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Semiconductors – 2.3% – continued

Intel Corp.	802,244	$15,427

KLA-Tencor Corp.	22,895	807

Linear Technology Corp.	30,727	944

LSI Corp. *	103,587	472

MEMC Electronic Materials, Inc. *	29,681	354

Microchip Technology, Inc.	25,809	812

Micron Technology, Inc. *	123,858	893

National Semiconductor Corp.	37,650	481

Novellus Systems, Inc. *	12,806	340

NVIDIA Corp. *	79,774	932

QLogic Corp. *	16,146	285

Teradyne, Inc. *	22,034	245

Texas Instruments, Inc.	171,392	4,652
Xilinx, Inc.	38,336	1,020
		35,537

Software – 3.8%

Adobe Systems, Inc. *	76,659	2,005

Autodesk, Inc. *	32,218	1,030

BMC Software, Inc. *	25,358	1,026

CA, Inc.	54,336	1,148

Cerner Corp. *	9,672	812

Citrix Systems, Inc. *	26,876	1,834

Compuware Corp. *	34,566	295

Dun & Bradstreet Corp.	7,095	526

Electronic Arts, Inc. *	48,713	800

Fidelity National Information Services, Inc.	36,257	984

Fiserv, Inc. *	20,839	1,122

Intuit, Inc. *	40,416	1,771

Microsoft Corp.	1,096,545	26,854

Novell, Inc. *	52,063	311

Oracle Corp.	558,302	14,990

Red Hat, Inc. *	26,373	1,081
Salesforce.com, Inc. *	16,523	1,847
		58,436

Telecommunications – 5.8%

American Tower Corp., Class A *	58,124	2,980

AT&T, Inc.	850,623	24,328

CenturyLink, Inc.	42,373	1,672

Cisco Systems, Inc. *	821,964	18,001

Corning, Inc.	225,932	4,130

Frontier Communications Corp.	142,428	1,164

Harris Corp.	17,859	791

JDS Uniphase Corp. *	28,096	348

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Telecommunications 5.8% – continued

Juniper Networks, Inc. *	74,934	$2,274

MetroPCS Communications, Inc. *	42,880	449

Motorola, Inc. *	338,149	2,884

QUALCOMM, Inc.	232,067	10,471

Qwest Communications International, Inc.	250,780	1,572

Sprint Nextel Corp. *	427,722	1,980

Tellabs, Inc.	60,423	450

Verizon Communications, Inc.	405,971	13,231
Windstream Corp.	72,346	889
		87,614

Textiles – 0.0%

Cintas Corp.	20,475	564

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	19,873	885
Mattel, Inc.	54,145	1,270
		2,155

Transportation – 1.9%

C.H. Robinson Worldwide, Inc.	24,425	1,708

CSX Corp.	54,358	3,007

Expeditors International of Washington, Inc.	29,510	1,364

FedEx Corp.	45,524	3,892

Norfolk Southern Corp.	52,527	3,126

Ryder System, Inc.	8,218	352

Union Pacific Corp.	71,737	5,868
United Parcel Service, Inc., Class B	142,376	9,495
		28,812
Total Common Stocks
(Cost $1,434,140)		1,488,065

INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	25,517,114	25,517
Total Investment Companies
(Cost $25,517)		25,517

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.20%, 11/18/10(5)	$5,735	$5,734
Total Short-Term Investments
(Cost $5,734)		5,734
Total Investments – 99.9%
(Cost $1,465,391)		1,519,316
Other Assets less Liabilities – 0.1%		1,475
NET ASSETS – 100.0%		$1,520,791

(1)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,901,000. The net change in unrealized depreciation during the six months ended September 30, 2010, was approximately $242,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,208,000 with net sales of approximately $8,691,000 during the six months ended September 30, 2010.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500 E-mini	575	$32,680	Long	12/10	$1,119

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	11.3
Energy	11.0
Financials	15.6
Health Care	11.6
Industrials	10.8
Information Technology	19.0
Materials	3.5
Telecommunication Services	3.2
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$1,488,065(1)	$–	$–	$1,488,065
Investment Companies	25,517	–	–	25,517

Short-Term Investments	–	5,734	–	5,734

Total Investments	$1,513,582	$5,734	$–	$1,519,316

OTHER FINANCIAL INSTRUMENTS

Assets
Futures	$1,119	$–	$–	$1,119

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Presented herein are the financial statements for each of the Funds. On July 31, 2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund in order to clarify its investment approach.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and within change in unrealized for open futures contracts.

At September 30, 2010, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $1,325,000, $930,000 and $5,734,000 respectively. The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2010. The aggregate fair value of cash and foreign currencies to cover margin requirements for open positions was approximately $748,000, $857,000, $196,000 and $1,340,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2010, were less than $1,000 for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds. Redemption fees for the fiscal year ended March 31, 2010, were approximately $1,000 and $2,000 for the Emerging Markets Equity Index and Global Real Estate Index Funds, respectively. Redemption fees for the fiscal year ended March 31, 2010, were less than $1,000 for the Global Sustainability Index Fund and the International Equity Index Fund. These amounts are included in “Proceeds from Shares Sold” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

FUND	DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index(1)	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

(1)	Formerly known as Emerging Markets Equity Fund

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains, PFICs gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Funds. At March 31, 2010 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Emerging Markets Equity(1)	$(608)	$608	$—
Global Real Estate Index	317	(317)	—
Global Sustainability Index	90	(90)	—
International Equity Index	(943)	943	—
Mid Cap Index	(198)	198	—
Small Cap Index	(65)	65	—
Stock Index	(75)	77	(2)

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009, through the fiscal year ended March 31, 2010, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year (in thousands):

Emerging Markets Equity(1)	$620
Global Sustainability Index	34
International Equity Index	5,264
Mid Cap Index	1,084
Small Cap Index	644

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

At March 31, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2011	MARCH 31, 2012	MARCH 31, 2013	MARCH 31, 2015	MARCH 31, 2017	MARCH 31, 2018
Emerging Markets Equity(1)	$—	$—	$—	$—	$21,905	$101,299
Global Sustainability Index	—	—	—	—	2,202	136
International Equity Index	—	—	—	—	58,297	184,749
Mid Cap Index	—	—	—	—	—	26,809
Small Cap Index	—	—	—	—	—	30,045
Stock Index	7,700	4,423	46	588	17,146	2,471

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	November 30, 2017	November 30, 2018
Global Real Estate Index	$99,834	$496,445

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2010, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity(1)	$5,336	$ —	$178,436
Global Sustainability Index	304	—	5,288
International Equity Index	8,334	—	56,382
Mid Cap Index	796	—	15,816
Small Cap Index	407	—	13,130
Stock Index	561	—	66,274

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2009, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Global Real Estate Index	$3,248	$ —	$(105,595)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity(1)	$12,000	$ —
Global Sustainability Index	850	—
International Equity Index	27,500	—
Mid Cap Index	3,535	1
Small Cap Index	2,050	—
Stock Index	22,827	—

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity(1)	$8,000	$4,336
Global Sustainability Index	407	—
International Equity Index	43,000	—
Mid Cap Index	5,612	10,758
Small Cap Index	2,900	21,353
Stock Index	22,831	—

(1)	Effective July 31,2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2009 and November 30, 2008 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2009 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$15,928	$ —

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2009 through March 31, 2010 will be determined at the end of its tax year.

	NOVEMBER 30, 2008 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$35,114	$4,786

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6, Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements.

As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2007 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statement of Operations under shareholder servicing fees for the six months ended September 30, 2010.

4. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero)

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SEPTEMBER 30, 2010 (UNAUDITED)

and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2010 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index(1)	$2,855	1.18%
Global Real Estate Index	518	1.12%
International Equity Index	4,757	1.11%

(1)	Formerly known as Emerging Markets Equity Fund

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2010, the investment adviser voluntarily agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index(1)	0.35%	0.80%
Global Real Estate Index	0.35%	0.65%
Global Sustainability Index	0.35%	0.65%
International Equity Index	0.25%	0.45%
Mid Cap Index	0.20%	0.30%
Small Cap Index	0.20%	0.35%
Stock Index	0.10%	0.25%

(1)	Formerly known as Emerging Markets Equity Fund

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment advisers have contractually agreed to reimburse certain expenses of the Funds. The contractual reimbursement arrangement is expected to continue until at least July 31, 2011. After this date, the investment advisers or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each

Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under

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NOTES TO THE FINANCIAL STATEMENTS continued

the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to the investment advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Other income on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index(1)	$ —	$260,246	$ —	$228,954
Global Real Estate Index	—	26,147	—	12,320
Global Sustainability Index	—	29,899	—	21,022
International Equity Index	—	64,241	—	84,730
Mid Cap Index	—	67,290	—	16,827
Small Cap Index	—	69,646	—	33,464
Stock Index	—	100,586	—	54,775

(1)	Formerly known as Emerging Markets Equity Fund

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity Index(1)	$305,203	$ (37,568)	$267,635	$1,207,876
Global Real Estate Index	55,929	(92,004)	(36,075)	579,716
Global Sustainability Index	9,302	(2,021)	7,281	71,915
International Equity Index	203,676	(168,736)	34,940	1,423,157
Mid Cap Index	51,732	(33,851)	17,881	362,185
Small Cap Index	52,057	(41,816)	10,241	301,097
Stock Index	168,388	(150,315)	18,073	1,501,243

(1)	Formerly known as Emerging Markets Equity Fund

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SEPTEMBER 30, 2010 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index(1)	17,093	$190,673	—	$ —	(16,117)	$(172,940)	976	$17,733
Global Real Estate Index	9,942	72,432	154	1,131	(7,733)	(56,133)	2,363	17,430
Global Sustainability Index	1,583	12,731	—	—	(543)	(4,464)	1,040	8,267
International Equity Index	18,857	179,487	—	—	(24,081)	(223,688)	(5,224)	(44,201)
Mid Cap Index	8,446	86,753	—	—	(3,875)	(39,509)	4,571	47,244
Small Cap Index	9,267	68,036	—	—	(4,305)	(31,248)	4,962	36,788
Stock Index	18,502	256,925	118	1,619	(16,459)	(228,823)	2,161	29,721

(1)	Formerly known as Emerging Markets Equity Fund

Transactions in capital shares for the fiscal year ended March 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity(1)	92,141	$910,872	89	$949	(18,894)	$(182,093)	73,336	$729,728
Global Real Estate Index	40,865	256,727	319	2,034	(30,531)	(197,647)	10,653	61,114
Global Sustainability Index	3,049	24,044	23	191	(517)	(4,111)	2,555	20,124
International Equity Index	73,745	711,732	165	1,625	(45,069)	(397,963)	28,841	315,394
Mid Cap Index	14,944	128,663	41	392	(15,300)	(134,612)	(315)	(5,557)
Small Cap Index	17,578	110,844	43	291	(14,405)	(90,763)	3,216	20,372
Stock Index	51,750	644,603	272	3,531	(33,350)	(424,457)	18,672	223,677

(1)	Effective July 31, 2010, the Emerging Markets Equity Fund was renamed the Emerging Markets Equity Index Fund.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives of using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2010:

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Emerging Markets Equity Index Fund(1)	Equity contracts	Net Assets - Unrealized appreciation	$133	*	Net Assets - Unrealized depreciation	$25	*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	1		Unrealized loss on forward foreign currency exchange contracts	—		Morgan Stanley
Global Real Estate Index Fund	Equity contracts	Net Assets - Unrealized appreciation	313	*	Net Assets - Unrealized depreciation	46	*

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$14		Unrealized loss on forward foreign currency exchange contracts	$208		Citibank, Morgan Stanley, UBS
Global Sustainability Index Fund	Equity contracts	Net Assets - Unrealized appreciation	52	*	Net Assets - Unrealized depreciation	13	*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	12		Unrealized loss on forward foreign currency exchange contracts	14		Citibank, Morgan Stanley, UBS
International Equity Index Fund	Equity contracts	Net Assets - Unrealized appreciation	140	*	Net Assets - Unrealized depreciation	303	*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	731		Unrealized loss on forward foreign currency exchange contracts	127		Citibank, HSBC, Morgan Stanley, RBS, UBS
Mid Cap Index Fund	Equity contracts	Net Assets - Unrealized appreciation	320	*	Net Assets - Unrealized depreciation	—	*
Small Cap Index Fund	Equity contracts	Net Assets - Unrealized appreciation	572	*	Net Assets - Unrealized depreciation	—	*
Stock Index Fund	Equity contracts	Net Assets - Unrealized appreciation	1,119	*	Net Assets - Unrealized depreciation	—	*

(1)	Formerly known as Emerging Markets Equity Fund

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments-footnotes. Only current variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended September 30, 2010:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index Fund(1)	Equity contracts	Net realized gains (losses) on futures contracts	$381
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	51
Global Real Estate Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	(769)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	102
Global Sustainability Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	(121)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(70)
International Equity Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	(3,323)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(1,264)
Mid Cap Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	(590)
Small Cap Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	(331)
Stock Index Fund	Equity contracts	Net realized gains (losses) on futures contracts	270

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SEPTEMBER 30, 2010 (UNAUDITED)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index Fund(1)	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(20)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1
Global Real Estate Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	123
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(201)
Global Sustainability Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	3
International Equity Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(845)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,075
Mid Cap Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	210
Small Cap Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	498
Stock Index Fund	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	293

(1)	Formerly known as Emerging Markets Equity Fund

Volume of Derivative activity for the six months ended September 30, 2010*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index(1)	23	$2,664	51	$1,219
Global Real Estate Index	134	416	242	308
Global Sustainability Index	42	150	104	136
International Equity Index	297	1,092	222	1,052
Mid Cap Index	—	—	87	556
Small Cap Index	—	—	133	432
Stock Index	—	—	145	1,669

(1)	Formerly known as Emerging Markets Equity Fund

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts.

**	Amounts in thousands.

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, “Fair Value Measurements and Disclosures” (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the Funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2010 (UNAUDITED)

both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in these financial statements.

11. SUBSEQUENT EVENTS

At a meeting held on November 5, 2010, the Board of Trustees of Northern Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the item noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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EQUITY INDEX FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 108), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX*

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.72%	$1,000.00	$1,076.00	$3.75
Hypothetical	0.72%	$1,000.00	$1,021.46	$3.65	***

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.65%	$1,000.00	$1,092.00	$3.41
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29	***

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.65%	$1,000.00	$993.00	$3.25
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29	***

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.45%	$1,000.00	$1,001.00	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28	***

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.30%	$1,000.00	$1,021.10	$1.52
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52	***

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.35%	$1,000.00	$1,000.00	$1.75
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78	***

EQUITY INDEX FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID** 4/1/10 - 9/30/10
Actual	0.25%	$1,000.00	$984.90	$1.24
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27	***

*	Formerly known as Emerging Markets Equity.

**	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

***	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 6-7, 2010 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement for the Funds, as well as the Northern Developed International Small Cap Index Fund (also referred to herein as a “Fund”), which has not commenced operations.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year and in past years. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ diligent and expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as their commitment of resources to support the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Funds; Northern’s contractual commitment to continue the expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structures and cost allocation methodologies.

Information on the services rendered by Northern to the Funds, the fee rates paid or to be paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The comparisons showed that overall expenses were lower than the objective median, and the advisory fees for each Fund were primarily in the first or second quartiles versus its peers. Information was also

EQUITY INDEX FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by them with similar strategies. With regard to these clients, the Trustees noted the differences in services provided by Northern, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered, as applicable, the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (‘SEC”) registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three- and five-year performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. Based on the information received, the Trustees concluded that the Funds were tracking their respective benchmarks.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency, and administration, and reviewed information as to whether Northern had, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Other Benefits

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company.

The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its clients, as well as the Funds, benefited from receipt of these research products and services.

* * * * *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid or to be paid by the Funds were reasonable in light of the services provided by Northern, its actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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EQUITY INDEX FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	BOND INDEX FUND

57	FIXED INCOME FUND

64	GLOBAL FIXED INCOME FUND

67	HIGH YIELD FIXED INCOME FUND

76	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

78	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

92	ULTRA-SHORT FIXED INCOME FUND

101	U.S. GOVERNMENT FUND

103	ABBREVIATIONS AND OTHER INFORMATION

104	NOTES TO THE FINANCIAL STATEMENTS

113	FUND EXPENSES

115	APPROVAL OF ADVISORY AGREEMENT

120	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND INDEX FUND		FIXED INCOME FUND
ASSETS:
Investments, at cost	$2,095,687	(1)	$1,161,954	(1)
Investments, at value	$2,212,486	(3)	$1,194,448	(3)
Dividend income receivable	7		8
Interest income receivable	13,428		7,496
Receivable for securities sold	2,337		53,484
Receivable for fund shares sold	3,258		556
Receivable from investment adviser	107		65
Unrealized gain on forward foreign currency exchange contracts	–		–
Prepaid and other assets	14		11
Total Assets	2,231,637		1,256,068
LIABILITIES:
Cash overdraft	–		–
Unrealized loss on forward foreign currency exchange contracts	–		–
Payable for securities purchased	2,505		–
Payable for when-issued securities	182,036		143,893
Payable for fund shares redeemed	42,431		1,654
Distributions to shareholders	682		328
Payable to affiliates:
Investment advisory fees	50		128
Administration fees	50		27
Custody and accounting fees	9		7
Shareholder servicing fees	1		7
Transfer agent fees	34		18
Trustee fees	5		10
Accrued other liabilities	89		46
Total Liabilities	227,892		146,118
Net Assets	$2,003,745		$1,109,950
ANALYSIS OF NET ASSETS:
Capital stock	$1,875,001		$1,046,506
Accumulated undistributed net investment income (loss)	(965)		(878)
Accumulated undistributed net realized gain (loss)	12,910		31,828
Net unrealized appreciation	116,799		32,494
Net Assets	$2,003,745		$1,109,950
Shares Outstanding ($.0001 par value, unlimited authorization)	185,064		104,308
Net Asset Value, Redemption and Offering Price Per Share	$10.83		$10.64

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $226,737, $215,874, $1,430, $150,260, $10,419 and $4,194, respectively.
(2)	Amounts include cost from the Government Portfolio of the Northern Institutional Funds of $199,859 and $13,500, respectively.
(3)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $226,737, $215,874, $1,430, $150,260, $10,419 and $4,194, respectively.
(4)	Amounts include value from the Government Portfolio of the Northern Institutional Funds of $199,859 and $13,500, respectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

GLOBAL FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$39,760	(1)	$3,317,211	(1)	$1,016,291	(2)	$557,930	(1)	$333,369	(1)	$97,269	(2)
$43,652	(3)	$3,479,655	(3)	$1,021,648	(4)	$559,912	(3)	$335,329	(3)	$98,299	(4)
–		5		6		–		–		–
371		70,880		1,759		3,798		1,763		253
565		63,447		40,172		139		–		19,358
40		4,319		725		2,965		3,224		108
3		50		66		19		14		7
142		–		–		–		–		–
6		17		26		14		13		5
44,779		3,618,373		1,064,402		566,847		340,343		118,030

483		–		–		–		–		–
104		–		–		–		–		–
–		40,440		–		4,567		4,316		17,066
–		52,009		104,075		8,729		–		10,491
–		2,060		2,494		281		55		49
–		2,976		65		57		34		10
6		381		111		13		8		10
1		85		24		13		8		2
1		13		4		5		2		1
4		113		1		–		–		–
1		57		16		9		5		2
4		13		4		1		1		4
22		112		42		22		22		23
626		98,259		106,836		13,697		4,451		27,658
$44,153		$3,520,114		$957,566		$553,150		$335,892		$90,372

$39,776		$3,617,662		$928,736		$550,701		$333,942		$85,627
(997)		(252)		(483)		–		(4)		354
1,435		(259,740)		23,956		467		(6)		3,361
3,939		162,444		5,357		1,982		1,960		1,030
$44,153		$3,520,114		$957,566		$553,150		$335,892		$90,372
3,590		488,271		89,765		54,554		33,058		8,609
$12.30		$7.21		$10.67		$10.14		$10.16		$10.50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND INDEX FUND	FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$32,560	$20,471
Dividend income	27	31
Other income	247	283
Total Investment Income	32,834	20,785
EXPENSES:
Investment advisory fees	1,435	3,830
Administration fees	1,435	821
Custody fees	107	69
Accounting fees	106	65
Transfer agent fees	956	547
Registration fees	20	17
Printing fees	35	18
Professional fees	42	21
Shareholder servicing fees	1	15
Trustee fees and expenses	15	8
Other	17	10
Total Expenses	4,169	5,421
Less expenses reimbursed by investment adviser	(1,778)	(495)
Net Expenses	2,391	4,926
Net Investment Income	30,443	15,859
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	9,792	33,228
Futures contracts	–	5
Foreign currency transactions	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	69,062	7,881
Futures contracts	–	20
Forward foreign currency exchange contracts	–	–
Translation of other assets and liabilities denominated in foreign currencies	–	–
Net Gains	78,854	41,134
Net Increase in Net Assets Resulting from Operations	$109,297	$56,993

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$551	$140,434	$5,704	$2,439	$1,416	$911
–	2,016	26	1	1	2
2	148	272	12	30	20
553	142,598	6,002	2,452	1,447	933

193	10,623	3,043	315	176	325
34	2,368	652	315	176	70
38	176	53	28	18	14
13	168	53	31	22	15
23	1,579	435	210	117	46
11	26	15	14	14	14
9	44	18	9	9	9
10	53	21	11	10	11
11	247	9	–	–	5
4	19	8	4	4	4
5	20	8	5	5	5
351	15,323	4,315	942	551	518
(90)	(1,546)	(403)	(417)	(258)	(100)
261	13,777	3,912	525	293	418
292	128,821	2,090	1,927	1,154	515

439	46,193	20,153	284	(142)	3,528
–	–	–	–	–	35
712	–	–	–	–	–
1,921	18,420	4,676	1,383	1,383	692
–	–	–	–	–	(11)
69	–	–	–	–	–
24	–	–	–	–	–
3,165	64,613	24,829	1,667	1,241	4,244
$3,457	$193,434	$26,919	$3,594	$2,395	$4,759

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		FIXED INCOME FUND		GLOBAL FIXED INCOME FUND
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income	$30,443	$55,291	$15,859	$36,281	$292	$1,176
Net realized gains (losses)	9,792	6,593	33,233	29,650	1,151	1,596
Net change in unrealized appreciation (depreciation)	69,062	32,320	7,901	20,524	2,014	28
Net Increase in Net Assets Resulting from Operations	109,297	94,204	56,993	86,455	3,457	2,800
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	102,943	494,219	(11,494)	67,527	(14,698)	(25,544)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	102,943	494,219	(11,494)	67,527	(14,698)	(25,544)
DISTRIBUTIONS PAID:
From net investment income	(31,410)	(56,082)	(16,095)	(36,872)	–	(1,290)
From net realized gains	–	(2,680)	–	–	–	(833)
Total Distributions Paid	(31,410)	(58,762)	(16,095)	(36,872)	–	(2,123)
Total Increase (Decrease) in Net Assets	180,830	529,661	29,404	117,110	(11,241)	(24,867)
NET ASSETS:
Beginning of year	1,822,915	1,293,254	1,080,546	963,436	55,394	80,261
End of year	$2,003,745	$1,822,915	$1,109,950	$1,080,546	$44,153	$55,394
Accumulated Undistributed Net Investment Income (Loss)	$(965)	$2	$(878)	$(642)	$(997)	$(1,289)

(1) Commenced investment operations on June 18, 2009.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

OR THE FISCAL YEAR OR PERIOD ENDED MARCH 31, 2010

HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010(1)	SEPT. 30, 2010	MARCH 31, 2010(1)	SEPT. 30, 2010	MARCH 31, 2010

$128,821	$205,323	$2,090	$6,070	$1,927	$1,055	$1,154	$748	$515	$1,879
46,193	120,492	20,153	8,705	284	213	(142)	136	3,563	317
18,420	259,980	4,676	(4,268)	1,383	599	1,383	577	681	(1,547)
193,434	585,795	26,919	10,507	3,594	1,867	2,395	1,461	4,759	649

494,569	1,163,268	138,828	254,782	222,820	327,881	161,456	172,486	(12,203)	(39,015)
494,569	1,163,268	138,828	254,782	222,820	327,881	161,456	172,486	(12,203)	(39,015)

(128,533)	(207,873)	(2,573)	(6,618)	(1,927)	(1,055)	(1,158)	(748)	(582)	(2,005)
–	–	–	(21,805)	–	(30)	–	–	–	(5,569)
(128,533)	(207,873)	(2,573)	(28,423)	(1,927)	(1,085)	(1,158)	(748)	(582)	(7,574)
559,470	1,541,190	163,174	236,866	224,487	328,663	162,693	173,199	(8,026)	(45,940)

2,960,644	1,419,454	794,392	557,526	328,663	–	173,199	–	98,398	144,338
$3,520,114	$2,960,644	$957,566	$794,392	$553,150	$328,663	$335,892	$173,199	$90,372	$98,398
$(252)	$(540)	$(483)	$–	$–	$–	$(4)	$–	$354	$421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$10.39	$10.14	$10.24	$9.94	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.36	0.42	0.47	0.04
Net realized and unrealized gains (losses)	0.44	0.28	(0.10)	0.30	(0.06)
Total from Investment Operations	0.62	0.64	0.32	0.77	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.37)	(0.42)	(0.47)	(0.04)
From net realized gains	–	(0.02)	–	–	–
Total Distributions Paid	(0.18)	(0.39)	(0.42)	(0.47)	(0.04)
Net Asset Value, End of Period	$10.83	$10.39	$10.14	$10.24	$9.94
Total Return(2)	5.96%	6.33%	3.24%	7.97%	(0.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,003,745	$1,822,915	$1,293,254	$713,074	$168,259
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.44%	0.43%	0.44%	0.45%	0.76%
Net investment income, net of reimbursements and credits	3.18%	3.50%	4.16%	4.68%	4.90%
Net investment income, before reimbursements and credits	2.99%	3.32%	3.97%	4.48%	4.39%
Portfolio Turnover Rate	59.45%	123.18%	93.94%	121.04%	36.78%

(1)	Commenced investment operations on February 27, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.25	$9.77	$9.84	$9.87	$9.73	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.35	0.33	0.43	0.45	0.39
Net realized and unrealized gains (losses)	0.38	0.48	(0.07)	(0.02)	0.15	(0.17)
Total from Investment Operations	0.54	0.83	0.26	0.41	0.60	0.22
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.15)	(0.35)	(0.33)	(0.44)	(0.46)	(0.41)
From net realized gains	–	–	–	–	–	(0.02)
Total Distributions Paid	(0.15)	(0.35)	(0.33)	(0.44)	(0.46)	(0.43)
Net Asset Value, End of Period	$10.64	$10.25	$9.77	$9.84	$9.87	$9.73
Total Return(2)	5.34%	8.78%	2.68%	4.25%	6.26%	2.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,109,950	$1,080,546	$963,436	$1,101,479	$1,067,525	$789,347
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90%	0.90%	0.90	%(4)
Expenses, before reimbursements and credits	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income, net of reimbursements and credits	2.90%	3.46%	3.44%	4.38%	4.52%	3.95%
Net investment income, before reimbursements and credits	2.81%	3.37%	3.35%	4.29%	4.43%	3.86%
Portfolio Turnover Rate	345.85%	616.19%	613.60%	774.54%	655.65%	416.25%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $40,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$11.34	$11.25	$12.22	$10.65	$10.44	$11.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.02	0.12	0.36	0.29	0.19
Net realized and unrealized gains (losses)	0.76	0.38	(0.49)	1.54	0.39	(0.84)
Total from Investment Operations	0.96	0.40	(0.37)	1.90	0.68	(0.65)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.19)	(0.60)	(0.33)	(0.47)	(0.24)
From net realized gains	–	(0.12)	–	–	–	–
Total Distributions Paid	–	(0.31)	(0.60)	(0.33)	(0.47)	(0.24)
Net Asset Value, End of Period	$12.30	$11.34	$11.25	$12.22	$10.65	$10.44
Total Return(2)	8.47%	3.47%	(3.27)%	18.17%	6.49%	(5.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$44,153	$55,394	$80,261	$69,910	$29,515	$33,223
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.15%	1.15%	1.15%	1.15%	1.15%	1.15	%(4)
Expenses, before reimbursements and credits	1.55%	1.41%	1.39%	1.56%	1.61%	1.47%
Net investment income, net of reimbursements and credits	1.29%	1.55%	1.90%	2.48%	2.52%	2.29%
Net investment income, before reimbursements and credits	0.89%	1.29%	1.66%	2.07%	2.06%	1.97%
Portfolio Turnover Rate	26.41%	83.07%	96.46%	51.42%	47.00%	51.11%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $2,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$7.08	$5.89	$7.29	$8.24		$8.04	$8.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.61	0.55	0.58		0.59	0.56
Net realized and unrealized gains (losses)	0.12	1.19	(1.39)	(0.95)		0.20	(0.07)
Total from Investment Operations	0.42	1.80	(0.84)	(0.37)		0.79	0.49
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.29)	(0.61)	(0.56)	(0.58)		(0.59)	(0.57)
Total Distributions Paid	(0.29)	(0.61)	(0.56)	(0.58)		(0.59)	(0.57)
Net Asset Value, End of Period	$7.21	$7.08	$5.89	$7.29		$8.24	$8.04
Total Return(2)	6.06%	31.76%	(11.88)%	(4.64)%		10.16%	6.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,520,114	$2,960,644	$1,419,454	$1,722,857		$1,820,377	$1,400,747
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.87%	0.89%	0.90%	0.90	%(4)	0.90%	0.90	%(4)
Expenses, before reimbursements and credits	0.97%	0.99%	1.01%	1.01%		1.00%	1.03%
Net investment income, net of reimbursements and credits	8.16%	9.12%	8.41%	7.47%		7.26%	6.99%
Net investment income, before reimbursements and credits	8.06%	9.02%	8.30%	7.36%		7.16%	6.86%
Portfolio Turnover Rate	64.10%	176.39%	96.79%	68.47%		69.24%	69.82%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $94,000 and $73,000, which represents 0.01 percent of average net assets for the fiscal years ended March 31, 2008 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.37	$10.62	$10.37		$9.99	$9.90	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.09	0.16		0.35	0.41	0.30
Net realized and unrealized gains (losses)	0.30	0.08	0.34		0.38	0.09	(0.15)
Total from Investment Operations	0.33	0.17	0.50		0.73	0.50	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.10)	(0.16)		(0.35)	(0.41)	(0.31)
From net realized gains	–	(0.32)	(0.09)		–	–	–
Total Distributions Paid	(0.03)	(0.42)	(0.25)		(0.35)	(0.41)	(0.31)
Net Asset Value, End of Period	$10.67	$10.37	$10.62		$10.37	$9.99	$9.90
Total Return(1)	3.20%	1.37%	4.89%		7.49%	5.19%	1.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$957,566	$794,392	$557,526		$409,888	$127,452	$140,587
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90	%(3)	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%	0.99%	1.00%		1.02%	1.05%	1.03%
Net investment income, net of reimbursements and credits	0.39%	0.87%	1.50%		3.14%	4.14%	3.01%
Net investment income, before reimbursements and credits	0.48%	0.78%	1.40%		3.02%	3.99%	2.88%
Portfolio Turnover Rate	624.58%	1,393.08%	1,169.80%		1,939.44%	878.94%	370.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $29,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.10	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.07
Net realized and unrealized gains	0.04	0.10
Total from Investment Operations	0.09	0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.07)
From net realized gains	–	–	(2)
Total Distributions Paid	(0.05)	(0.07)
Net Asset Value, End of Period	$10.14	$10.10
Total Return(3)	0.86%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$553,150	$328,663
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25%	0.25	%(5)
Expenses, before reimbursements and credits	0.45%	0.50%
Net investment income, net of reimbursements and credits	0.92%	0.84	%(6)
Net investment income, before reimbursements and credits	0.72%	0.59	%(6)
Portfolio Turnover Rate	10.53%	32.98%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes custodian credits of approximately $20,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(6)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.11	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.08
Net realized and unrealized gains	0.05	0.11
Total from Investment Operations	0.10	0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.08)
Total Distributions Paid	(0.05)	(0.08)
Net Asset Value, End of Period	$10.16	$10.11
Total Return(2)	0.99%	1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$335,892	$173,199
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25%	0.25	%(4)
Expenses, before reimbursements and credits	0.47%	0.55%
Net investment income, net of reimbursements and credits	0.98%	1.02	%(5)
Net investment income, before reimbursements and credits	0.76%	0.72	%(5)
Portfolio Turnover Rate	14.08%	26.61%

(1)	Commenced investment operations on June 18, 2009.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $11,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.03	$10.65	$10.26	$9.81	$9.71	$9.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.17	0.20	0.38	0.41	0.33
Net realized and unrealized gains (losses)	0.46	(0.14)	0.43	0.44	0.10	(0.19)
Total from Investment Operations	0.54	0.03	0.63	0.82	0.51	0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.17)	(0.21)	(0.37)	(0.41)	(0.34)
From net realized gains	–	(0.48)	(0.03)	–	–	–
Total Distributions Paid	(0.07)	(0.65)	(0.24)	(0.37)	(0.41)	(0.34)
Net Asset Value, End of Period	$10.50	$10.03	$10.65	$10.26	$9.81	$9.71
Total Return(1)	5.34%	0.82%	6.26%	8.61%	5.31%	1.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,372	$98,398	$144,338	$127,215	$143,309	$157,863
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90%	0.90%	0.90	%(3)
Expenses, before reimbursements and credits	1.12%	1.09%	1.07%	1.07%	1.06%	1.05%
Net investment income, net of reimbursements and credits	1.11%	1.55%	1.98%	3.79%	4.13%	3.34%
Net investment income, before reimbursements and credits	0.89%	1.36%	1.81%	3.62%	3.97%	3.19%
Portfolio Turnover Rate	604.62%	1,271.78%	1,055.57%	1,788.89%	785.03%	386.93%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $16,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3%

Automobile – 0.1%

Ally Auto Receivables Trust, Series 2010-3, Class A3,

1.11%, 10/15/14	$300	$301

Ally Auto Receivables Trust, Series 2010-3, Class A4,

1.55%, 8/17/15	100	101

AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A3,

1.14%, 4/8/15	150	150

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3,

0.91%, 8/8/13	125	125

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B,

1.65%, 11/8/13	50	50

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class C,

2.00%, 1/8/14	50	50

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A3,

0.87%, 7/15/14	200	200

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4,

1.31%, 9/15/16	150	151

USAA Auto Owner Trust, Series 2009-1, Class A4,

4.77%, 9/15/14	570	609

USAA Auto Owner Trust, Series 2009-2, Class A4,

2.53%, 7/15/15	200	207
		1,944

Commercial Mortgage Services – 3.0%

Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,

5.12%, 7/11/43	190	198

Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,

4.65%, 9/11/36	1,000	1,058

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,

4.13%, 7/10/42	30	30

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,

4.88%, 7/10/42	350	374

Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,

4.56%, 11/10/41	750	770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4,

5.06%, 11/10/42	$530	$560

Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AJ,

5.35%, 9/10/47	325	311

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,

5.63%, 7/10/46	805	871

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM,

5.68%, 7/10/46	400	399

Banc of America Commercial Mortgage, Inc., Series 2006-6, Class AM,

5.39%, 10/10/45	500	470

Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,

5.45%, 1/15/49	330	346

Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,

6.15%, 2/10/51	500	548

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,

5.19%, 5/11/39	250	271

Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,

4.68%, 8/13/39	500	538

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,

5.47%, 6/11/41	500	550

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ,

5.95%, 9/11/38	575	494

Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,

5.54%, 9/11/41	660	722

Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,

5.54%, 10/12/41	250	276

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,

5.47%, 1/12/45	1,000	1,094

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,

5.74%, 9/11/42	750	832

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,

5.84%, 9/11/42	250	250

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,

5.92%, 3/15/49	$240	$266

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,

5.92%, 3/15/49	600	516

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,

5.43%, 10/15/49	500	541

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,

5.40%, 7/15/44	1,825	2,010

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,

5.89%, 11/15/44	500	540

Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,

4.08%, 6/10/38	625	655

Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,

4.72%, 3/10/39	500	528

Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,

5.12%, 6/10/44	1,000	1,092

Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,

5.31%, 12/10/46	500	520

Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,

5.61%, 2/15/39	500	550

Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,

5.47%, 9/15/39	500	526

Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,

5.31%, 12/15/39	600	624

Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,

6.00%, 9/15/39	1,000	1,039

CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,

5.18%, 11/15/36	440	466

CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,

3.94%, 5/15/38	1,000	1,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,

4.90%, 12/15/36	$800	$866

CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,

5.01%, 2/15/38	1,000	1,074

CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,

5.10%, 8/15/38	600	650

CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,

5.23%, 12/15/40	390	356

GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,

6.07%, 6/10/38	500	520

GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,

6.27%, 12/10/35	11	12

Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,

4.11%, 7/5/35	470	497

Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,

5.32%, 6/10/36	500	548

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM,

5.88%, 7/10/38	500	498

Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,

5.74%, 12/10/49	600	628

GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,

4.61%, 1/10/40	200	213

GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,

5.55%, 4/10/38	300	323

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,

6.00%, 8/10/45	525	549

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,

4.28%, 1/12/37	21	21

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,

4.99%, 1/12/37	500	532

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,

4.92%, 10/15/37	$1,400	$1,498

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,

5.48%, 12/15/44	370	339

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,

5.49%, 12/12/43	750	577

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ,

6.06%, 4/15/45	500	391

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,

5.34%, 5/15/47	500	520

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,

5.44%, 6/12/47	600	629

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,

5.74%, 2/12/49	850	932

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,

6.01%, 6/15/49	1,063	1,098

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,

5.42%, 1/15/49	1,000	1,040

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,

5.12%, 11/15/32	805	878

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,

4.57%, 1/15/31	540	574

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,

4.37%, 3/15/36	520	542

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,

5.15%, 4/15/30	1,000	1,069

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,

5.71%, 3/15/39	$185	$171

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,

5.37%, 9/15/39	800	870

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,

5.35%, 11/15/38	500	535

LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,

5.43%, 2/15/40	500	523

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,

6.32%, 4/15/41	500	554

Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,

5.24%, 11/12/35	800	865

Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,

4.07%, 10/12/41	23	23

Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,

4.17%, 8/12/39	120	123

Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,

4.56%, 6/12/43	79	81

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,

6.02%, 6/12/50	650	695

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,

6.16%, 8/12/49	500	541

Morgan Stanley Capital I, Series 2003-IQ6, Class A4,

4.97%, 12/15/41	500	539

Morgan Stanley Capital I, Series 2004-HQ4, Class A7,

4.97%, 4/14/40	1,400	1,473

Morgan Stanley Capital I, Series 2004-IQ8, Class A3,

4.50%, 6/15/40	131	132

Morgan Stanley Capital I, Series 2004-IQ8, Class A5,

5.11%, 6/15/40	1,000	1,070

Morgan Stanley Capital I, Series 2005-HQ5, Class A4,

5.17%, 1/14/42	500	540

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

Morgan Stanley Capital I, Series 2005-HQ7, Class A4,

5.38%, 11/14/42	$520	$574

Morgan Stanley Capital I, Series 2006-HQ8, Class A2,

5.37%, 3/12/44	232	233

Morgan Stanley Capital I, Series 2006-HQ8, Class AJ,

5.64%, 3/12/44	600	505

Morgan Stanley Capital I, Series 2006-IQ11, Class A4,

5.94%, 10/15/42	500	554

Morgan Stanley Capital I, Series 2006-T23, Class A4,

5.81%, 8/12/41	1,000	1,119

Morgan Stanley Capital I, Series 2007-T25, Class AJ,

5.57%, 11/12/49	625	532

Morgan Stanley Capital I, Series 2007-T27, Class A4,

5.80%, 6/11/42	1,200	1,331

Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,

5.08%, 9/15/37	1,000	1,059

Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,

4.74%, 11/13/36	205	217

Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,

4.98%, 11/15/34	185	196

Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,

5.13%, 8/15/35	500	541

Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,

4.96%, 11/15/35	700	758

Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,

5.03%, 1/15/41	500	522

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,

4.80%, 10/15/41	1,000	1,061

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,

5.44%, 12/15/44	1,000	1,093

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,

5.49%, 12/15/44	250	251

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Commercial Mortgage Services – 3.0% – continued

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,

5.47%, 1/15/45	$500	$467

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,

6.16%, 6/15/45	450	415

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,

5.57%, 10/15/48	500	523
		59,945

Credit Card – 0.1%

BA Credit Card Trust, Series 2007-A1, Class A1,

5.17%, 6/15/19	185	217

Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,

4.75%, 12/10/15	130	144

Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,

4.90%, 12/12/16	350	395

Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,

5.10%, 11/20/17	170	196

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,

6.15%, 6/15/39	100	133

Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,

6.30%, 6/20/14	350	372

Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,

4.90%, 6/23/16	500	561

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5,

2.25%, 12/23/14	400	412

Discover Card Master Trust, Series 2007-A1, Class A1,

5.65%, 3/16/20	300	357

MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,

4.45%, 8/15/16	120	130
		2,917

Utilities – 0.1%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,

1.83%, 2/15/16	182	187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET – BACKED SECURITIES – 3.3% – continued

Utilities – 0.1% – continued

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,	$500	$538

3.46%, 8/15/19

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,	500	550

4.24%, 8/15/23

Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,	250	274

6.42%, 3/1/15

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,

4.38%, 11/1/23	100	111
		1,660
Total Asset-Backed Securities
(Cost $59,830)		66,466

CORPORATE BONDS – 15.9%

Aerospace/Defense – 0.3%

Boeing (The) Co.,

5.13%, 2/15/13	550	600

3.75%, 11/20/16	400	435

6.13%, 2/15/33	135	160

6.63%, 2/15/38	100	126

5.88%, 2/15/40	75	89

General Dynamics Corp.,

4.25%, 5/15/13	235	255

5.38%, 8/15/15	150	176

Goodrich Corp.,

3.60%, 2/1/21	250	251

L-3 Communications Corp.,

5.20%, 10/15/19	250	270

Lockheed Martin Corp.,

7.65%, 5/1/16	100	127

4.25%, 11/15/19	500	545

8.50%, 12/1/29	75	107

6.15%, 9/1/36	275	325

Northrop Grumman Corp.,

5.05%, 8/1/19	170	193

Northrop Grumman Systems Corp.,

7.75%, 2/15/31	275	378

Raytheon Co.,

5.38%, 4/1/13	250	277

4.40%, 2/15/20	510	568

United Technologies Corp.,

6.10%, 5/15/12	300	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Aerospace/Defense – 0.3% – continued

4.88%, 5/1/15	$275	$315

5.38%, 12/15/17	390	458

4.50%, 4/15/20	450	505

6.05%, 6/1/36	100	118

6.13%, 7/15/38	175	211
		6,813

Agriculture – 0.2%

Altria Group, Inc.,

9.70%, 11/10/18	950	1,286

9.25%, 8/6/19	250	335

9.95%, 11/10/38	150	216

10.20%, 2/6/39	100	148

Archer-Daniels-Midland Co.,

5.45%, 3/15/18	325	379

5.38%, 9/15/35	175	190

6.45%, 1/15/38	50	62

Bunge Ltd. Finance Corp.,

5.35%, 4/15/14	100	107

8.50%, 6/15/19	60	72

Philip Morris International, Inc.,

4.88%, 5/16/13	90	99

5.65%, 5/16/18	625	732

4.50%, 3/26/20	250	273

6.38%, 5/16/38	280	345

Reynolds American, Inc.,

7.63%, 6/1/16	150	176
		4,420

Airlines – 0.0%

Continental Airlines, Inc., Series 2009-2, Class A, Pass Through Trust,

7.25%, 11/10/19	375	409

Apparel – 0.0%

VF Corp.,

6.45%, 11/1/37	30	36

Auto Manufacturers – 0.1%

Daimler Finance N.A. LLC,

6.50%, 11/15/13	850	972

8.50%, 1/18/31	175	241
		1,213

Auto Parts & Equipment – 0.0%

Johnson Controls, Inc.,

5.00%, 3/30/20	155	170

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Banks – 3.6%

Ally Financial, Inc.,

2.20%, 12/19/12	$2,000	$2,068

American Express Bank FSB,

5.50%, 4/16/13	350	381

Bank of America Corp.,

6.25%, 4/15/12	350	373

5.38%, 9/11/12	150	160

4.88%, 9/15/12	250	264

4.88%, 1/15/13	300	319

4.90%, 5/1/13	350	374

5.38%, 6/15/14	50	54

5.13%, 11/15/14	400	431

4.50%, 4/1/15	65	68

4.75%, 8/1/15	325	343

5.75%, 8/15/16	100	107

5.63%, 10/14/16	200	216

6.00%, 9/1/17	250	271

5.75%, 12/1/17	865	925

5.65%, 5/1/18	450	477

7.63%, 6/1/19	540	640

6.50%, 9/15/37	25	26

Bank of America N.A.,

5.30%, 3/15/17	1,075	1,106

6.00%, 10/15/36	250	248

Bank of New York Mellon (The) Corp.,

5.13%, 11/1/11	50	52

6.38%, 4/1/12	100	108

4.95%, 11/1/12	450	488

4.50%, 4/1/13	120	130

4.30%, 5/15/14	200	220

2.95%, 6/18/15	200	210

5.50%, 12/1/17	100	112

5.45%, 5/15/19	75	88

Bank One Corp.,

7.75%, 7/15/25	54	66

BB&T Capital Trust II,

6.75%, 6/7/36	75	79

BB&T Corp.,

4.75%, 10/1/12	100	106

5.20%, 12/23/15	600	660

3.95%, 4/29/16	250	264

Capital One Financial Corp.,

7.38%, 5/23/14	775	905

5.50%, 6/1/15	250	275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Banks – 3.6% – continued

Citigroup, Inc.,

2.88%, 12/9/11	$2,000	$2,058

6.00%, 2/21/12	550	583

5.25%, 2/27/12	600	630

2.13%, 4/30/12	3,000	3,076

5.50%, 4/11/13	1,000	1,073

6.50%, 8/19/13	100	110

5.13%, 5/5/14	200	213

5.00%, 9/15/14	1,300	1,350

5.30%, 1/7/16	800	853

5.50%, 2/15/17	225	232

6.00%, 8/15/17	100	108

6.13%, 11/21/17	1,075	1,174

6.13%, 5/15/18	350	382

8.50%, 5/22/19	500	618

6.63%, 6/15/32	100	103

6.00%, 10/31/33	350	338

6.88%, 3/5/38	150	168

8.13%, 7/15/39	360	455

Fifth Third Bancorp,

6.25%, 5/1/13	100	109

5.45%, 1/15/17	75	79

8.25%, 3/1/38	275	327

FleetBoston Financial Corp.,

6.88%, 1/15/28	100	108

Goldman Sachs Group (The), Inc.,

6.60%, 1/15/12	100	107

5.70%, 9/1/12	400	431

5.45%, 11/1/12	500	539

4.75%, 7/15/13	350	376

5.25%, 10/15/13	150	163

6.00%, 5/1/14	650	725

5.50%, 11/15/14	150	165

5.13%, 1/15/15	500	541

5.35%, 1/15/16	1,100	1,209

5.75%, 10/1/16	250	278

5.63%, 1/15/17	300	318

6.25%, 9/1/17	300	336

5.95%, 1/18/18	835	917

6.15%, 4/1/18	815	904

5.38%, 3/15/20	295	311

5.95%, 1/15/27	150	150

6.75%, 10/1/37	1,165	1,211

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Banks – 3.6% – continued

HSBC Bank USA N.A.,

4.63%, 4/1/14	$425	$455

4.88%, 8/24/20	300	313

7.00%, 1/15/39	100	120

HSBC USA, Inc.,

3.13%, 12/16/11	3,000	3,097

JPMorgan Chase & Co.,

6.63%, 3/15/12	275	296

2.13%, 6/22/12	3,000	3,084

5.75%, 1/2/13	325	354

4.75%, 5/1/13	275	298

5.13%, 9/15/14	1,100	1,206

5.25%, 5/1/15	350	384

5.15%, 10/1/15	1,050	1,151

6.13%, 6/27/17	100	113

6.00%, 1/15/18	1,110	1,268

4.95%, 3/25/20	375	400

4.40%, 7/22/20	300	307

6.40%, 5/15/38	554	663

JPMorgan Chase Bank N.A.,

5.88%, 6/13/16	200	227

6.00%, 10/1/17	150	170

KeyBank N.A.,

5.80%, 7/1/14	250	273

5.45%, 3/3/16	100	107

KeyCorp.,

3.75%, 8/13/15	250	255

M&I Marshall & Ilsley Bank,

4.85%, 6/16/15	130	126

M&T Bank Corp.,

5.38%, 5/24/12	100	106

Manufacturers & Traders Trust Co.,

6.63%, 12/4/17	250	292

Mellon Funding Corp.,

5.00%, 12/1/14	100	112

Morgan Stanley,

5.63%, 1/9/12	250	263

2.25%, 3/13/12	1,000	1,026

6.60%, 4/1/12	225	242

5.30%, 3/1/13	250	269

4.75%, 4/1/14	1,300	1,358

4.20%, 11/20/14	280	290

4.10%, 1/26/15	500	517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Banks – 3.6% – continued

6.00%, 4/28/15	$1,025	$1,127

5.38%, 10/15/15	200	215

5.45%, 1/9/17	325	343

5.55%, 4/27/17	100	106

6.25%, 8/28/17	350	383

5.95%, 12/28/17	175	188

6.63%, 4/1/18	850	942

7.30%, 5/13/19	645	742

5.63%, 9/23/19	475	495

6.25%, 8/9/26	100	105

National City Corp.,

4.90%, 1/15/15	200	221

PNC Bank N.A.,

4.88%, 9/21/17	100	105

PNC Funding Corp.,

4.25%, 9/21/15	250	269

6.70%, 6/10/19	600	710

4.38%, 8/11/20	500	511

State Street Corp.,

4.30%, 5/30/14	345	379

SunTrust Bank,

7.25%, 3/15/18	125	142

US Bancorp,

2.00%, 6/14/13	200	205

1.38%, 9/13/13	300	301

3.15%, 3/4/15	215	227

2.45%, 7/27/15	70	72

US Bank N.A.,

6.30%, 2/4/14	300	344

4.95%, 10/30/14	250	277

4.80%, 4/15/15	100	111

Wachovia Bank N.A.,

5.85%, 2/1/37	250	257

6.60%, 1/15/38	300	340

Wachovia Corp.,

5.30%, 10/15/11	365	382

5.50%, 5/1/13	525	577

4.88%, 2/15/14	250	267

5.25%, 8/1/14	150	163

5.63%, 10/15/16	550	612

5.75%, 6/15/17	350	400

5.75%, 2/1/18	600	684

Wells Fargo & Co.,

5.13%, 9/1/12	150	160

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Banks – 3.6% – continued

4.38%, 1/31/13	$1,030	$1,099

4.95%, 10/16/13	700	758

4.63%, 4/15/14	415	443

5.00%, 11/15/14	100	108

3.63%, 4/15/15	250	265

5.13%, 9/15/16	475	518

5.63%, 12/11/17	445	507

5.38%, 2/7/35	125	132

Wells Fargo Bank N.A.,

4.75%, 2/9/15	250	268

Wells Fargo Capital X,

5.95%, 12/15/36	100	97
		71,141

Beverages – 0.4%

Anheuser-Busch Cos., Inc.,

4.95%, 1/15/14	175	191

5.50%, 1/15/18	375	426

5.95%, 1/15/33	100	109

6.45%, 9/1/37	50	59

Anheuser-Busch InBev Worldwide, Inc.,

2.50%, 3/26/13	100	103

4.13%, 1/15/15	500	538

5.38%, 1/15/20	450	508

Bottling Group LLC,

5.50%, 4/1/16	675	796

Coca-Cola (The) Co.,

5.35%, 11/15/17	250	294

4.88%, 3/15/19	400	459

Coca-Cola Enterprises, Inc.,

7.38%, 3/3/14	125	150

7.13%, 8/1/17	250	318

4.50%, 8/15/19	45	50

8.50%, 2/1/22	300	427

6.95%, 11/15/26	200	257

6.75%, 9/15/28	50	64

Dr Pepper Snapple Group, Inc.,

2.35%, 12/21/12	60	62

6.82%, 5/1/18	305	377

PepsiAmericas, Inc.,

4.88%, 1/15/15	50	57

PepsiCo, Inc.,

5.15%, 5/15/12	75	80

4.65%, 2/15/13	140	153

3.10%, 1/15/15	450	480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Beverages – 0.4% – continued

5.00%, 6/1/18	$650	$749

4.50%, 1/15/20	300	334
		7,041

Biotechnology – 0.1%

Amgen, Inc.,

4.85%, 11/18/14	175	198

5.85%, 6/1/17	375	448

4.50%, 3/15/20	165	183

6.38%, 6/1/37	100	121

6.40%, 2/1/39	100	121

Genentech, Inc.,

4.75%, 7/15/15	150	170
		1,241

Building Materials – 0.0%

CRH America, Inc.,

6.00%, 9/30/16	100	112

Martin Marietta Materials, Inc.,

6.60%, 4/15/18	100	112
		224

Chemicals – 0.3%

Dow Chemical (The) Co.,

6.00%, 10/1/12	50	54

7.60%, 5/15/14	1,000	1,168

5.70%, 5/15/18	100	109

7.38%, 11/1/29	100	115

9.40%, 5/15/39	50	71

EI Du Pont de Nemours & Co.,

5.00%, 1/15/13	50	55

3.25%, 1/15/15	350	374

5.25%, 12/15/16	400	468

6.00%, 7/15/18	615	741

6.50%, 1/15/28	100	120

Monsanto Co.,

5.13%, 4/15/18	240	274

5.50%, 8/15/25	50	57

PPG Industries, Inc.,

6.65%, 3/15/18	220	267

7.70%, 3/15/38	50	67

Praxair, Inc.,

3.95%, 6/1/13	275	295

4.50%, 8/15/19	400	441

Rohm & Haas Co.,

6.00%, 9/15/17	250	279

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Chemicals – 0.3% – continued

Sherwin-Williams (The) Co.,

3.13%, 12/15/14	$300	$318
		5,273

Commercial Services – 0.1%

R.R. Donnelley & Sons Co.,

5.50%, 5/15/15	225	236

7.63%, 6/15/20	250	261

Western Union (The) Co.,

5.93%, 10/1/16	355	415

6.20%, 11/17/36	50	54

6.20%, 6/21/40	70	76
		1,042

Computers – 0.3%

Computer Sciences Corp.,

5.50%, 3/15/13	250	272

Dell, Inc.,

2.30%, 9/10/15	350	352

5.65%, 4/15/18	180	207

5.88%, 6/15/19	100	116

6.50%, 4/15/38	50	57

Hewlett-Packard Co.,

6.50%, 7/1/12	75	82

4.50%, 3/1/13	850	920

4.75%, 6/2/14	700	785

2.13%, 9/13/15	200	202

International Business Machines Corp.,

4.75%, 11/29/12	75	82

1.00%, 8/5/13	550	552

5.70%, 9/14/17	1,450	1,732

8.38%, 11/1/19	50	70

6.50%, 1/15/28	100	124

5.60%, 11/30/39	275	316
		5,869

Cosmetics/Personal Care – 0.1%

Avon Products, Inc.,

4.80%, 3/1/13	175	190

Estee Lauder (The) Cos., Inc.,

6.00%, 5/15/37	100	116

Procter & Gamble (The) Co.,

4.85%, 12/15/15	1,208	1,394

4.70%, 2/15/19	200	228

5.80%, 8/15/34	100	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Cosmetics/Personal Care – 0.1% – continued

5.55%, 3/5/37	$50	$58
		2,106

Diversified Financial Services – 2.0%

AEP Texas Central Transition Funding LLC,

5.09%, 7/1/15	170	193

Allstate Life Global Funding Trusts,

5.38%, 4/30/13	1,000	1,105

American Express Co.,

4.88%, 7/15/13	675	730

6.15%, 8/28/17	800	921

7.00%, 3/19/18	300	361

8.13%, 5/20/19	550	710

8.15%, 3/19/38	170	240

American Express Credit Corp.,

5.88%, 5/2/13	100	110

Ameriprise Financial, Inc.,

7.30%, 6/28/19	75	93

5.30%, 3/15/20	95	105

Bear Stearns (The) Cos. LLC,

5.35%, 2/1/12	200	211

6.95%, 8/10/12	200	221

5.30%, 10/30/15	850	948

5.55%, 1/22/17	50	55

6.40%, 10/2/17	150	175

7.25%, 2/1/18	535	652

BlackRock, Inc.,

3.50%, 12/10/14	275	292

5.00%, 12/10/19	130	143

Boeing Capital Corp.,

6.50%, 2/15/12	350	377

Capital One Capital V,

10.25%, 8/15/39	350	379

Caterpillar Financial Services Corp.,

4.25%, 2/8/13	450	482

6.13%, 2/17/14	100	115

4.75%, 2/17/15	275	308

5.85%, 9/1/17	592	696

5.45%, 4/15/18	300	348

Charles Schwab (The) Corp.,

4.95%, 6/1/14	120	133

4.45%, 7/22/20	250	261

Citigroup Funding, Inc.,

1.88%, 10/22/12	2,000	2,051

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Diversified Financial Services – 2.0% – continued

Credit Suisse USA, Inc.,

6.13%, 11/15/11	$425	$450

6.50%, 1/15/12	800	856

5.50%, 8/15/13	450	500

4.88%, 1/15/15	375	414

5.38%, 3/2/16	75	85

7.13%, 7/15/32	50	64

General Electric Capital Corp.,

5.88%, 2/15/12	600	640

6.00%, 6/15/12	900	971

2.13%, 12/21/12	2,000	2,064

2.80%, 1/8/13	100	103

5.45%, 1/15/13	1,725	1,876

5.90%, 5/13/14	370	419

3.75%, 11/14/14	750	794

4.88%, 3/4/15	350	384

5.00%, 1/8/16	100	110

5.63%, 9/15/17	1,175	1,313

5.63%, 5/1/18	2,575	2,858

5.50%, 1/8/20	200	219

6.75%, 3/15/32	150	167

6.15%, 8/7/37	150	157

5.88%, 1/14/38	600	609

6.88%, 1/10/39	550	632

Goldman Sachs Capital II,

5.79%, 6/1/12	100	85

HSBC Finance Corp.,

6.38%, 10/15/11	550	579

7.00%, 5/15/12	375	406

6.38%, 11/27/12	250	273

4.75%, 7/15/13	325	346

5.50%, 1/19/16	650	714

IBM International Group Capital LLC,

5.05%, 10/22/12	100	109

Jefferies Group, Inc.,

8.50%, 7/15/19	350	406

John Deere Capital Corp.,

7.00%, 3/15/12	350	381

4.95%, 12/17/12	200	217

5.10%, 1/15/13	125	136

2.95%, 3/9/15	350	370

5.75%, 9/10/18	200	237

JP Morgan Chase Capital XV,

5.88%, 3/15/35	450	439

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Diversified Financial Services – 2.0% – continued

Lehman Brothers Holdings Capital Trust VII,

5.86%, 5/31/12(1) *	$50	$–

Merrill Lynch & Co., Inc.,

6.05%, 8/15/12	400	429

5.45%, 2/5/13	425	456

6.15%, 4/25/13	705	770

5.45%, 7/15/14	330	356

6.05%, 5/16/16	500	532

5.70%, 5/2/17	150	155

6.40%, 8/28/17	200	219

6.88%, 4/25/18	505	567

6.88%, 11/15/18	275	308

6.11%, 1/29/37	150	147

7.75%, 5/14/38	175	203

National Rural Utilities Cooperative Finance Corp.,

7.25%, 3/1/12	275	299

5.50%, 7/1/13	300	336

5.45%, 2/1/18	300	346

8.00%, 3/1/32	50	67

SLM Corp.,

5.00%, 10/1/13	650	637

Toyota Motor Credit Corp.,

1.38%, 8/12/13	500	504

4.50%, 6/17/20	300	333
		39,462

Electric – 1.5%

Alabama Power Co.,

4.85%, 12/15/12	25	27

6.13%, 5/15/38	50	59

American Electric Power Co., Inc.,

5.25%, 6/1/15	300	332

Appalachian Power Co.,

7.00%, 4/1/38	75	93

Arizona Public Service Co.,

6.38%, 10/15/11	150	158

6.50%, 3/1/12	100	107

Carolina Power & Light Co.,

5.13%, 9/15/13	540	600

CenterPoint Energy Houston Electric LLC,

5.70%, 3/15/13	150	166

7.00%, 3/1/14	200	236

Cleveland Electric Illuminating (The) Co.,

5.70%, 4/1/17	250	278

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Electric – 1.5% – continued

Commonwealth Edison Co.,

5.95%, 8/15/16	$125	$148

6.15%, 9/15/17	225	267

5.80%, 3/15/18	300	351

4.00%, 8/1/20	410	430

6.45%, 1/15/38	200	240

Consolidated Edison Co. of New York, Inc.,

4.88%, 2/1/13	350	379

4.45%, 6/15/20	250	274

5.85%, 3/15/36	100	114

6.20%, 6/15/36	200	237

6.75%, 4/1/38	100	128

5.50%, 12/1/39	85	93

Constellation Energy Group, Inc.,

4.55%, 6/15/15	100	107

7.60%, 4/1/32	100	123

Consumers Energy Co.,

5.50%, 8/15/16	125	143

6.13%, 3/15/19	200	240

Detroit Edison (The) Co.,

5.60%, 6/15/18	125	142

5.70%, 10/1/37	50	56

Dominion Resources, Inc.,

6.25%, 6/30/12	200	218

5.15%, 7/15/15	50	57

6.00%, 11/30/17	100	118

6.40%, 6/15/18	20	24

5.25%, 8/1/33	250	287

5.95%, 6/15/35	250	284

7.00%, 6/15/38	20	26

DTE Energy Co.,

6.38%, 4/15/33	50	54

Duke Energy Carolinas LLC,

5.30%, 10/1/15	100	116

5.25%, 1/15/18	200	233

5.10%, 4/15/18	65	75

6.45%, 10/15/32	106	128

6.10%, 6/1/37	150	177

6.00%, 1/15/38	35	41

6.05%, 4/15/38	25	30

5.30%, 2/15/40	400	435

Duke Energy Corp.,

6.25%, 6/15/18	100	119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Electric – 1.5% – continued

Duke Energy Indiana, Inc.,

5.00%, 9/15/13	$350	$384

6.45%, 4/1/39	250	314

Duke Energy Ohio, Inc.,

2.10%, 6/15/13	245	252

Entergy Louisiana LLC,

6.50%, 9/1/18	100	120

5.40%, 11/1/24	150	173

Entergy Texas, Inc.,

7.13%, 2/1/19	250	305

Exelon Corp.,

5.63%, 6/15/35	75	76

Exelon Generation Co. LLC,

5.20%, 10/1/19	225	250

FirstEnergy Corp.,

6.45%, 11/15/11	17	18

FirstEnergy Solutions Corp.,

6.80%, 8/15/39	380	383

Florida Power & Light Co.,

5.55%, 11/1/17	225	267

5.65%, 2/1/37	350	395

5.95%, 2/1/38	150	176

5.69%, 3/1/40	400	460

Florida Power Corp.,

5.80%, 9/15/17	50	60

5.65%, 6/15/18	225	265

6.35%, 9/15/37	50	61

6.40%, 6/15/38	285	353

FPL Group Capital, Inc.,

5.35%, 6/15/13	75	82

6.65%, 6/15/67	25	24

Georgia Power Co.,

4.25%, 12/1/19	500	539

Metropolitan Edison Co.,

4.88%, 4/1/14	200	214

MidAmerican Energy Co.,

5.30%, 3/15/18	500	576

Midamerican Energy Holdings Co.,

5.88%, 10/1/12	325	353

6.13%, 4/1/36	350	400

6.50%, 9/15/37	200	240

Midamerican Funding LLC,

6.93%, 3/1/29	50	60

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Electric – 1.5% – continued

Nevada Power Co.,

6.65%, 4/1/36	$100	$120

Nisource Finance Corp.,

6.15%, 3/1/13	35	38

5.25%, 9/15/17	450	492

5.45%, 9/15/20	200	217

Northern States Power Co.,

6.25%, 6/1/36	100	122

5.35%, 11/1/39	65	72

NSTAR Electric Co.,

4.88%, 4/15/14	200	222

Ohio Power Co.,

5.50%, 2/15/13	50	54

6.60%, 2/15/33	100	116

Oncor Electric Delivery Co. LLC,

6.80%, 9/1/18	225	276

7.25%, 1/15/33	200	249

7.50%, 9/1/38	145	189

Pacific Gas & Electric Co.,

4.80%, 3/1/14	225	248

5.63%, 11/30/17	660	765

6.05%, 3/1/34	450	510

5.80%, 3/1/37	100	111

5.40%, 1/15/40	160	169

PacifiCorp,

6.25%, 10/15/37	275	333

6.00%, 1/15/39	60	71

Peco Energy Co.,

5.35%, 3/1/18	25	29

Pennsylvania Electric Co.,

6.05%, 9/1/17	300	340

PPL Electric Utilities Corp.,

6.25%, 5/15/39	125	152

PPL Energy Supply LLC,

5.40%, 8/15/14	250	276

6.50%, 5/1/18	100	116

Progress Energy, Inc.,

7.75%, 3/1/31	50	66

6.00%, 12/1/39	450	508

PSEG Power LLC,

2.50%, 4/15/13	100	103

5.50%, 12/1/15	175	197

Public Service Co. of Colorado,

7.88%, 10/1/12	300	339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Electric – 1.5% – continued

4.88%, 3/1/13	$325	$354

Public Service Co. of Oklahoma,

6.63%, 11/15/37	125	147

Public Service Electric & Gas Co.,

5.13%, 9/1/12	100	108

5.30%, 5/1/18	575	657

5.38%, 11/1/39	250	275

Puget Sound Energy, Inc.,

5.48%, 6/1/35	25	26

6.27%, 3/15/37	75	87

5.80%, 3/15/40	250	273

San Diego Gas & Electric Co.,

6.13%, 9/15/37	50	62

4.50%, 8/15/40	150	148

Sierra Pacific Power Co.,

5.45%, 9/1/13	275	303

6.00%, 5/15/16	250	292

South Carolina Electric & Gas Co.,

5.25%, 11/1/18	116	134

6.05%, 1/15/38	265	311

Southern California Edison Co.,

5.00%, 1/15/14	150	168

5.50%, 8/15/18	100	118

6.65%, 4/1/29	300	367

6.00%, 1/15/34	100	118

5.55%, 1/15/37	125	141

5.95%, 2/1/38	100	118

6.05%, 3/15/39	50	60

5.50%, 3/15/40	150	171

Southern Co.,

2.38%, 9/15/15	250	252

Southern Power Co.,

6.25%, 7/15/12	600	654

4.88%, 7/15/15	150	167

Southwestern Electric Power Co.,

5.88%, 3/1/18	400	445

6.20%, 3/15/40	200	215

Southwestern Public Service Co.,

6.00%, 10/1/36	100	106

Union Electric Co.,

6.40%, 6/15/17	400	471

Virginia Electric and Power Co.,

5.40%, 4/30/18	425	496

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Electric – 1.5% – continued

6.00%, 1/15/36	$50	$59

8.88%, 11/15/38	300	457

Wisconsin Electric Power Co.,

5.70%, 12/1/36	150	171

Xcel Energy, Inc.,

4.70%, 5/15/20	100	109

6.50%, 7/1/36	100	119
		29,409

Electrical Components & Equipment – 0.0%

Emerson Electric Co.,

4.75%, 10/15/15	100	115

5.38%, 10/15/17	100	118

5.25%, 10/15/18	325	379

6.00%, 8/15/32	25	30

6.13%, 4/15/39	50	61
		703

Electronics – 0.0%

Thermo Fisher Scientific, Inc.,

3.20%, 5/1/15	320	337

Environmental Control – 0.1%

Browning-Ferris Industries, Inc.,

7.40%, 9/15/35	125	155

Republic Services, Inc.,

5.50%, 9/15/19	120	135

5.00%, 3/1/20	400	436

5.25%, 11/15/21	500	552

Waste Management, Inc.,

6.38%, 11/15/12	100	110

5.00%, 3/15/14	100	110

6.10%, 3/15/18	250	290

7.10%, 8/1/26	125	153

6.13%, 11/30/39	400	443
		2,384

Food – 0.4%

Campbell Soup Co.,

5.00%, 12/3/12	150	164

ConAgra Foods, Inc.,

7.00%, 4/15/19	300	374

7.00%, 10/1/28	100	121

General Mills, Inc.,

6.00%, 2/15/12	100	107

5.20%, 3/17/15	500	572

5.40%, 6/15/40	70	77

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Food – 0.4% – continued

H.J. Heinz Co.,

5.35%, 7/15/13	$200	$221

H.J. Heinz Finance Co.,

6.75%, 3/15/32	50	60

Kellogg Co.,

5.13%, 12/3/12	200	217

4.15%, 11/15/19	335	363

7.45%, 4/1/31	100	136

Kraft Foods, Inc.,

6.25%, 6/1/12	275	299

2.63%, 5/8/13	480	497

5.25%, 10/1/13	125	138

6.50%, 8/11/17	150	180

6.13%, 2/1/18	815	961

6.13%, 8/23/18	50	59

6.50%, 11/1/31	150	172

7.00%, 8/11/37	100	123

6.88%, 2/1/38	100	121

6.88%, 1/26/39	100	122

6.50%, 2/9/40	250	293

Kroger (The) Co.,

6.75%, 4/15/12	275	298

5.50%, 2/1/13	175	191

3.90%, 10/1/15	80	87

6.15%, 1/15/20	25	30

7.50%, 4/1/31	200	258

6.90%, 4/15/38	100	124

Safeway, Inc.,

5.80%, 8/15/12	225	243

6.35%, 8/15/17	275	325

5.00%, 8/15/19	385	423

3.95%, 8/15/20	350	352

Sara Lee Corp.,

3.88%, 6/15/13	200	212

Sysco Corp.,

6.63%, 3/17/39	200	257

Unilever Capital Corp.,

5.90%, 11/15/32	125	150
		8,327

Forest Products & Paper – 0.1%

International Paper Co.,

5.30%, 4/1/15	100	109

7.95%, 6/15/18	325	394

7.50%, 8/15/21	350	419

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Forest Products & Paper – 0.1% – continued

7.30%, 11/15/39	$45	$50
		972

Gas – 0.0%

CenterPoint Energy, Inc.,

6.50%, 5/1/18	40	46

KeySpan Corp.,

5.80%, 4/1/35	175	189

Sempra Energy,

6.15%, 6/15/18	400	473

Southern California Gas Co.,

5.75%, 11/15/35	150	175

Southern Union Co.,

8.25%, 11/15/29	25	29
		912

Healthcare – Products – 0.1%

Baxter International, Inc.,

1.80%, 3/15/13	80	82

4.63%, 3/15/15	100	112

5.38%, 6/1/18	225	263

6.25%, 12/1/37	30	36

Johnson & Johnson,

5.55%, 8/15/17	350	422

5.15%, 7/15/18	200	235

6.95%, 9/1/29	100	133

5.95%, 8/15/37	100	123

Medtronic, Inc.,

3.00%, 3/15/15	250	265

4.75%, 9/15/15	200	228

6.50%, 3/15/39	100	127
		2,026

Healthcare – Services – 0.1%

Aetna, Inc.,

3.95%, 9/1/20	375	375

6.75%, 12/15/37	150	175

Quest Diagnostics, Inc.,

6.40%, 7/1/17	100	115

4.75%, 1/30/20	340	356

UnitedHealth Group, Inc.,

5.00%, 8/15/14	6	7

6.63%, 11/15/37	350	408

6.88%, 2/15/38	100	120

WellPoint Health Networks, Inc.,

6.38%, 1/15/12	100	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Healthcare – Services – 0.1% – continued

WellPoint, Inc.,

5.25%, 1/15/16	$150	$168

5.88%, 6/15/17	350	403

5.85%, 1/15/36	600	631
		2,864

Home Furnishings – 0.0%

Whirlpool Corp.,

5.50%, 3/1/13	250	268

Household Products/Wares – 0.1%

Clorox Co.,

5.00%, 3/1/13	350	382

5.00%, 1/15/15	75	84

5.95%, 10/15/17	25	30

Fortune Brands, Inc.,

5.38%, 1/15/16	475	521

Kimberly-Clark Corp.,

5.00%, 8/15/13	100	111

6.13%, 8/1/17	50	61

6.25%, 7/15/18	150	185

6.63%, 8/1/37	350	455
		1,829

Housewares – 0.0%

Newell Rubbermaid, Inc.,

4.70%, 8/15/20	350	366

Insurance – 0.7%

Ace INA Holdings, Inc.,

5.90%, 6/15/19	355	413

6.70%, 5/15/36	50	61

Aflac, Inc.,

6.90%, 12/17/39	80	88

Allstate (The) Corp.,

5.55%, 5/9/35	50	52

6.13%, 5/15/37	100	93

6.50%, 5/15/57	225	209

American International Group, Inc.,

4.95%, 3/20/12	375	390

5.05%, 10/1/15	100	102

5.85%, 1/16/18	225	233

8.25%, 8/15/18	150	175

6.25%, 5/1/36	100	97

AON Corp.,

5.00%, 9/30/20	350	357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Insurance – 0.7% – continued

Berkshire Hathaway Finance Corp.,

4.63%, 10/15/13	$250	$275

4.85%, 1/15/15	575	647

5.40%, 5/15/18	300	343

5.75%, 1/15/40	255	281

Berkshire Hathaway, Inc.,

3.20%, 2/11/15	500	530

Chubb Corp.,

6.00%, 11/15/11	200	211

5.75%, 5/15/18	325	376

6.00%, 5/11/37	50	58

6.50%, 5/15/38	85	104

Genworth Financial, Inc.,

5.75%, 6/15/14	175	181

6.52%, 5/22/18	50	51

Hartford Financial Services Group, Inc.,

4.63%, 7/15/13	75	79

5.38%, 3/15/17	150	155

5.50%, 3/30/20	250	254

5.95%, 10/15/36	75	69

Lincoln National Corp.,

6.15%, 4/7/36	150	155

6.30%, 10/9/37	100	104

Marsh & McLennan Cos., Inc.,

5.75%, 9/15/15	520	575

MetLife, Inc.,

6.13%, 12/1/11	200	212

2.38%, 2/6/14	450	455

5.00%, 6/15/15	825	916

6.75%, 6/1/16	170	203

5.70%, 6/15/35	200	213

6.40%, 12/15/36	150	140

Principal Life Income Funding Trusts,

5.30%, 4/24/13	150	162

5.10%, 4/15/14	231	252

Progressive (The) Corp.,

6.38%, 1/15/12	350	370

Protective Life Corp.,

7.38%, 10/15/19	300	338

8.45%, 10/15/39	200	219

Prudential Financial, Inc.,

4.50%, 7/15/13	125	132

5.10%, 9/20/14	40	44

3.88%, 1/14/15	200	210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Insurance – 0.7% – continued

6.00%, 12/1/17	$425	$480

7.38%, 6/15/19	500	609

5.38%, 6/21/20	175	189

5.75%, 7/15/33	50	51

6.63%, 12/1/37	200	225

Swiss Re Solutions Holding Corp.,

6.45%, 3/1/19	575	629

Travelers (The) Cos., Inc.,

5.50%, 12/1/15	150	171

5.80%, 5/15/18	375	431

6.25%, 6/15/37	375	444

Travelers Property Casualty Corp.,

5.00%, 3/15/13	100	109
		13,922

Iron/Steel – 0.0%

Nucor Corp.,

5.85%, 6/1/18	200	236

6.40%, 12/1/37	150	179
		415

Lodging – 0.0%

Marriott International, Inc.,

5.63%, 2/15/13	200	213

Machinery – Construction & Mining – 0.0%

Caterpillar, Inc.,

5.70%, 8/15/16	50	60

7.30%, 5/1/31	25	34

6.05%, 8/15/36	50	60
		154

Machinery – Diversified – 0.0%

Deere & Co.,

6.95%, 4/25/14	175	209

8.10%, 5/15/30	100	140
		349

Media – 0.9%

CBS Corp.,

5.63%, 8/15/12	350	371

5.75%, 4/15/20	250	278

Comcast Cable Communications Holdings, Inc.,

8.38%, 3/15/13	100	116

Comcast Corp.,

5.30%, 1/15/14	150	168

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Media – 0.9% – continued

5.85%, 11/15/15	$450	$521

6.50%, 1/15/17	1,500	1,784

5.70%, 5/15/18	400	458

6.45%, 3/15/37	175	194

6.95%, 8/15/37	200	235

6.40%, 5/15/38	600	664

6.40%, 3/1/40	95	106

COX Communications, Inc.,

7.13%, 10/1/12	200	221

4.63%, 6/1/13	100	108

DIRECTV Holdings LLC,

3.55%, 3/15/15	400	415

DirecTV Holdings LLC/DirecTV Financing Co., Inc.,

6.38%, 6/15/15	200	207

5.88%, 10/1/19	500	567

6.00%, 8/15/40	250	258

Discovery Communications LLC,

3.70%, 6/1/15	250	265

6.35%, 6/1/40	125	140

McGraw-Hill (The) Cos., Inc.,

5.90%, 11/15/17	75	85

NBC Universal, Inc.,

2.10%, 4/1/14 (2)(3)	200	201

3.65%, 4/30/15 (2)(3)	115	121

5.15%, 4/30/20 (2)(3)	200	216

4.38%, 4/1/21 (2)(3)	400	405

6.40%, 4/30/40 (3)	115	125

News America, Inc.,

5.30%, 12/15/14	450	508

6.90%, 3/1/19	300	367

6.40%, 12/15/35	125	139

6.65%, 11/15/37	550	633

6.90%, 8/15/39	310	365

Time Warner Cable, Inc.,

6.20%, 7/1/13	225	253

5.85%, 5/1/17	1,325	1,511

8.75%, 2/14/19	300	396

5.00%, 2/1/20	365	391

7.30%, 7/1/38	350	430

6.75%, 6/15/39	325	375

Time Warner Entertainment Co. L.P.,

8.38%, 3/15/23	75	99

Time Warner, Inc.,

5.88%, 11/15/16	1,150	1,339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Media – 0.9% – continued

4.88%, 3/15/20	$160	$174

6.50%, 11/15/36	600	673

6.20%, 3/15/40	55	60

6.10%, 7/15/40	200	215

Viacom, Inc.,

6.25%, 4/30/16	585	686

Walt Disney (The) Co.,

6.38%, 3/1/12	150	162

5.88%, 12/15/17	300	366

5.50%, 3/15/19	400	477
		17,848

Mining – 0.1%

Alcoa, Inc.,

6.00%, 1/15/12	150	158

5.55%, 2/1/17	475	493

6.75%, 7/15/18	80	86

5.90%, 2/1/27	75	74

5.95%, 2/1/37	100	92

Barrick North America Finance LLC,

6.80%, 9/15/18	175	219

7.50%, 9/15/38	100	132

Freeport-McMoRan Copper & Gold, Inc.,

8.38%, 4/1/17	725	809

Newmont Mining Corp.,

5.13%, 10/1/19	315	352

5.88%, 4/1/35	100	109

Southern Copper Corp.,

7.50%, 7/27/35	100	116

6.75%, 4/16/40	90	98
		2,738

Miscellaneous Manufacturing – 0.2%

3M Co.,

4.38%, 8/15/13	200	220

5.70%, 3/15/37	350	413

Danaher Corp.,

5.63%, 1/15/18	200	238

General Electric Co.,

5.00%, 2/1/13	1,105	1,200

5.25%, 12/6/17	250	281

Honeywell International, Inc.,

6.13%, 11/1/11	250	264

5.30%, 3/15/17	200	232

5.30%, 3/1/18	290	339

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Miscellaneous Manufacturing – 0.2% – continued

5.70%, 3/15/36	$50	$58

5.70%, 3/15/37	125	146

Textron, Inc.,

5.60%, 12/1/17	125	135
		3,526

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.,

4.63%, 10/1/12	100	106

Xerox Corp.,

5.50%, 5/15/12	375	399

6.75%, 2/1/17	500	586

5.63%, 12/15/19	120	134

6.75%, 12/15/39	60	71
		1,296

Oil & Gas – 0.6%

Anadarko Petroleum Corp.,

5.95%, 9/15/16	450	491

6.38%, 9/15/17	190	209

6.95%, 6/15/19	500	558

Apache Corp.,

5.63%, 1/15/17	250	289

6.00%, 1/15/37	400	454

Chevron Corp.,

3.95%, 3/3/14	500	547

4.95%, 3/3/19	200	232

ConocoPhillips,

4.60%, 1/15/15	420	472

5.75%, 2/1/19	1,150	1,379

6.50%, 2/1/39	525	658

ConocoPhillips Australia Funding Co.,

5.50%, 4/15/13	325	360

ConocoPhillips Holding Co.,

6.95%, 4/15/29	150	193

Devon Energy Corp.,

6.30%, 1/15/19	500	605

EOG Resources, Inc.,

2.95%, 6/1/15	250	262

5.63%, 6/1/19	215	253

Hess Corp.,

7.13%, 3/15/33	75	92

6.00%, 1/15/40	150	165

5.60%, 2/15/41	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Oil & Gas – 0.6% – continued

Marathon Oil Corp.,

6.00%, 10/1/17	$185	$215

7.50%, 2/15/19	84	108

6.60%, 10/1/37	75	89

Noble Holding International Ltd.,

3.45%, 8/1/15	200	208

Pemex Project Funding Master Trust,

5.75%, 3/1/18	925	1,014

6.63%, 6/15/35	200	218

Rowan Cos, Inc.,

5.00%, 9/1/17	200	207

Valero Energy Corp.,

4.50%, 2/1/15	230	246

7.50%, 4/15/32	50	55

6.63%, 6/15/37	325	326

XTO Energy, Inc.,

6.25%, 4/15/13	100	113

4.63%, 6/15/13	75	82

5.65%, 4/1/16	100	119

6.25%, 8/1/17	325	403
		11,144

Oil & Gas Services – 0.0%

Baker Hughes, Inc.,

5.13%, 9/15/40	175	182

Halliburton Co.,

5.90%, 9/15/18	350	408

6.70%, 9/15/38	75	93

7.45%, 9/15/39	100	136
		819

Packaging & Containers – 0.0%

Bemis Co., Inc.,

5.65%, 8/1/14	65	73

Pharmaceuticals – 0.7%

Abbott Laboratories,

5.15%, 11/30/12	300	328

5.88%, 5/15/16	225	270

5.60%, 11/30/17	600	716

6.15%, 11/30/37	50	61

5.30%, 5/27/40	250	271

Bristol-Myers Squibb Co.,

5.25%, 8/15/13	200	223

5.45%, 5/1/18	340	404

5.88%, 11/15/36	50	58

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Pharmaceuticals – 0.7% – continued

6.13%, 5/1/38	$100	$120

Cardinal Health, Inc.,

5.80%, 10/15/16	100	116

Eli Lilly & Co.,

5.20%, 3/15/17	775	899

Express Scripts, Inc.,

7.25%, 6/15/19	440	553

GlaxoSmithKline Capital, Inc.,

4.38%, 4/15/14	100	111

5.65%, 5/15/18	800	950

5.38%, 4/15/34	150	164

6.38%, 5/15/38	380	472

McKesson Corp.,

5.70%, 3/1/17	275	320

Mead Johnson Nutrition Co.,

4.90%, 11/1/19	250	275

5.90%, 11/1/39	50	56

Medco Health Solutions, Inc.,

7.13%, 3/15/18	300	368

Merck & Co., Inc.,

5.30%, 12/1/13	100	113

4.75%, 3/1/15	375	426

6.00%, 9/15/17	350	425

5.00%, 6/30/19	725	844

5.75%, 11/15/36	50	59

5.85%, 6/30/39	100	120

Novartis Capital Corp.,

1.90%, 4/24/13	210	216

4.40%, 4/24/20	185	205

Pfizer, Inc.,

4.50%, 2/15/14	250	276

5.35%, 3/15/15	335	387

6.20%, 3/15/19	1,000	1,231

7.20%, 3/15/39	200	272

Pharmacia Corp.,

6.60%, 12/1/28	125	153

Teva Pharmaceutical Finance Co. LLC,

5.55%, 2/1/16	100	117

6.15%, 2/1/36	45	54

Wyeth,

5.50%, 2/1/14	815	925

5.50%, 2/15/16	425	497

5.95%, 4/1/37	225	265
		13,320

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Pipelines – 0.4%

Buckeye Partners L.P.,

6.05%, 1/15/18	$85	$96

CenterPoint Energy Resources Corp.,

7.88%, 4/1/13	150	173

6.00%, 5/15/18	85	98

6.63%, 11/1/37	50	60

El Paso Natural Gas Co.,

5.95%, 4/15/17	350	385

8.38%, 6/15/32	100	121

Enbridge Energy Partners L.P.,

5.20%, 3/15/20	95	103

7.50%, 4/15/38	50	63

Energy Transfer Partners L.P.,

6.13%, 2/15/17	350	388

9.00%, 4/15/19	400	513

7.50%, 7/1/38	50	59

Enterprise Products Operating LLC,

5.65%, 4/1/13	350	382

5.60%, 10/15/14	250	282

6.30%, 9/15/17	335	386

5.25%, 1/31/20	300	325

6.88%, 3/1/33	50	57

7.55%, 4/15/38	50	62

Kinder Morgan Energy Partners L.P.,

5.13%, 11/15/14	250	276

5.95%, 2/15/18	495	559

6.85%, 2/15/20	70	84

5.80%, 3/1/21	300	335

7.40%, 3/15/31	250	292

7.30%, 8/15/33	100	116

6.95%, 1/15/38	150	171

6.55%, 9/15/40	100	109

ONEOK Partners L.P.,

6.15%, 10/1/16	200	231

8.63%, 3/1/19	350	454

ONEOK, Inc.,

5.20%, 6/15/15	200	220

Panhandle Eastern Pipeline Co. L.P.,

6.20%, 11/1/17	100	111

Plains All American Pipeline L.P./PAA Finance Corp.,

6.13%, 1/15/17	200	223

6.50%, 5/1/18	300	346

5.75%, 1/15/20	200	221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Pipelines – 0.4% – continued

Spectra Energy Capital LLC,

6.25%, 2/15/13	$150	$163

5.90%, 9/15/13	125	139

6.20%, 4/15/18	100	117

7.50%, 9/15/38	50	61

Tennessee Gas Pipeline Co.,

7.00%, 10/15/28	50	55

Williams (The) Cos., Inc.,

8.75%, 3/15/32	93	117

Williams Partners LP,

5.25%, 3/15/20	180	196

6.30%, 4/15/40	130	143
		8,292

Real Estate – 0.0%

AMB Property LP,

4.50%, 8/15/17	85	86

Regency Centers L.P.,

5.88%, 6/15/17	25	27
		113

Real Estate Investment Trusts – 0.2%

Boston Properties L.P.,

6.25%, 1/15/13	100	110

5.88%, 10/15/19	500	559

Brandywine Operating Partnership L.P.,

5.70%, 5/1/17	150	152

ERP Operating L.P.,

6.63%, 3/15/12	100	107

4.75%, 7/15/20	335	348

HCP, Inc.,

6.00%, 1/30/17	150	160

Hospitality Properties Trust,

6.70%, 1/15/18	75	80

HRPT Properties Trust,

6.25%, 6/15/17	75	79

6.65%, 1/15/18	50	54

Liberty Property L.P.,

6.63%, 10/1/17	50	57

Prologis,

5.75%, 4/1/16	400	395

Simon Property Group L.P.,

4.20%, 2/1/15	85	91

5.10%, 6/15/15	250	277

5.25%, 12/1/16	200	224

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Real Estate Investment Trusts – 0.2% – continued

6.13%, 5/30/18	$870	$1,010

4.38%, 3/1/21	250	253
		3,956

Retail – 0.6%

Costco Wholesale Corp.,

5.50%, 3/15/17	250	297

CVS Caremark Corp.,

5.75%, 6/1/17	700	803

4.75%, 5/18/20	250	272

6.25%, 6/1/27	250	285

6.13%, 9/15/39	175	193

Home Depot, Inc.,

5.25%, 12/16/13	75	84

5.40%, 3/1/16	800	911

5.88%, 12/16/36	350	373

Kohl’s Corp.,

6.88%, 12/15/37	150	186

Lowe’s Cos., Inc.,

5.00%, 10/15/15	325	374

4.63%, 4/15/20	100	112

5.80%, 10/15/36	100	112

5.80%, 4/15/40	200	225

McDonald’s Corp.,

4.30%, 3/1/13	175	189

5.80%, 10/15/17	750	908

6.30%, 10/15/37	75	93

Nordstrom, Inc.,

6.25%, 1/15/18	325	379

7.00%, 1/15/38	50	59

Target Corp.,

5.88%, 3/1/12	430	460

5.38%, 5/1/17	575	670

3.88%, 7/15/20	195	205

6.50%, 10/15/37	125	153

7.00%, 1/15/38	325	419

Walgreen Co.,

5.25%, 1/15/19	525	610

Wal-Mart Stores, Inc.,

4.25%, 4/15/13	375	407

4.55%, 5/1/13	1,050	1,149

7.25%, 6/1/13	175	204

2.88%, 4/1/15	225	238

3.63%, 7/8/20	200	209

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Retail – 0.6% – continued

5.88%, 4/5/27	$250	$294

5.25%, 9/1/35	175	187

6.20%, 4/15/38	275	332

5.63%, 4/1/40	155	176

4.88%, 7/8/40 (4)	90	92

Yum! Brands, Inc.,

6.25%, 4/15/16	150	177

6.88%, 11/15/37	50	60
		11,897

Savings & Loans – 0.0%

Golden West Financial Corp.,

4.75%, 10/1/12	75	80

Software – 0.2%

Adobe Systems, Inc.,

3.25%, 2/1/15	350	366

Fiserv, Inc.,

6.13%, 11/20/12	250	273

3.13%, 10/1/15	250	254

Microsoft Corp.,

4.20%, 6/1/19	250	277

3.00%, 10/1/20	330	329

5.20%, 6/1/39	200	220

4.50%, 10/1/40	210	209

Oracle Corp.,

4.95%, 4/15/13	400	441

5.25%, 1/15/16	375	436

5.00%, 7/8/19	530	608

3.88%, 7/15/20 (2)(3)	300	314

6.50%, 4/15/38	550	683

6.13%, 7/8/39	100	119
		4,529

Telecommunications – 1.0%

AT&T Corp.,

8.00%, 11/15/31	165	221

AT&T, Inc.,

5.88%, 2/1/12	100	106

5.10%, 9/15/14	1,450	1,628

2.50%, 8/15/15	200	204

5.60%, 5/15/18	175	204

5.80%, 2/15/19	900	1,073

6.15%, 9/15/34	125	137

6.80%, 5/15/36	50	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Telecommunications – 1.0% – continued

6.30%, 1/15/38	$175	$198

6.40%, 5/15/38	425	486

6.55%, 2/15/39	625	727

BellSouth Corp.,

5.20%, 9/15/14	1,100	1,237

5.20%, 12/15/16	1,300	1,480

Bellsouth Telecommunications, Inc.,

6.38%, 6/1/28	75	83

Cellco Partnership/Verizon Wireless Capital LLC,

5.55%, 2/1/14	472	534

8.50%, 11/15/18	1,100	1,498

Cisco Systems, Inc.,

5.50%, 2/22/16	925	1,091

4.45%, 1/15/20	335	368

5.90%, 2/15/39	500	578

5.50%, 1/15/40	195	214

Embarq Corp.,

7.08%, 6/1/16	750	834

8.00%, 6/1/36	400	425

Harris Corp.,

6.38%, 6/15/19	50	58

New Cingular Wireless Services, Inc.,

8.13%, 5/1/12	150	167

8.75%, 3/1/31	150	217

Qwest Corp.,

8.38%, 5/1/16	880	1,041

6.88%, 9/15/33	125	123

Verizon Communications, Inc.,

5.55%, 2/15/16	1,300	1,504

5.50%, 2/15/18	535	616

6.10%, 4/15/18	175	208

6.35%, 4/1/19	650	793

7.35%, 4/1/39	650	835

Verizon Global Funding Corp.,

6.88%, 6/15/12	200	220

7.75%, 12/1/30	500	645

Verizon New York, Inc.,

7.38%, 4/1/32	150	177

Verizon Virginia, Inc.,

4.63%, 3/15/13	450	482
		20,471

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.9% – continued

Toys, Games & Hobbies – 0.0%

Hasbro, Inc.,

6.35%, 3/15/40	$150	$154
Transportation – 0.3%

Burlington Northern Santa Fe LLC,

5.65%, 5/1/17	500	577

6.15%, 5/1/37	100	114

5.75%, 5/1/40	250	276

CSX Corp.,

5.50%, 8/1/13	200	221

6.25%, 4/1/15	250	293

6.00%, 10/1/36	100	111

6.15%, 5/1/37	150	171

Federal Express Corp.,

9.65%, 6/15/12	75	85

FedEx Corp.,

8.00%, 1/15/19	40	52

Norfolk Southern Corp.,

5.26%, 9/17/14	200	224

5.90%, 6/15/19	320	380

7.25%, 2/15/31	500	628

Ryder System, Inc.,

3.60%, 3/1/16	85	86

Union Pacific Corp.,

6.50%, 4/15/12	50	54

7.00%, 2/1/16	100	122

5.75%, 11/15/17	625	721

7.88%, 1/15/19	250	327

United Parcel Service of America, Inc.,

8.38%, 4/1/20	50	71

United Parcel Service, Inc.,

5.50%, 1/15/18	775	918

6.20%, 1/15/38	150	185
		5,616
Water – 0.0%

American Water Capital Corp.,

6.59%, 10/15/37	75	85
Total Corporate Bonds
(Cost $284,312)		317,867

FOREIGN ISSUER BONDS – 6.5%

Banks – 1.5%

Bank of Nova Scotia,

2.38%, 12/17/13	300	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Banks – 1.5% – continued

3.40%, 1/22/15	$500	$534

2.05%, 10/7/15	100	100

Barclays Bank PLC,

5.45%, 9/12/12	300	325

6.75%, 5/22/19	1,300	1,545

5.13%, 1/8/20	190	205

Canadian Imperial Bank of Commerce,

1.45%, 9/13/13	250	252

Credit Suisse,

5.00%, 5/15/13	900	980

3.50%, 3/23/15	250	263

6.00%, 2/15/18	190	210

5.30%, 8/13/19	300	332

Credit Suisse A.G.,

5.40%, 1/14/20	500	533

Deutsche Bank A.G.,

2.38%, 1/11/13	100	102

4.88%, 5/20/13	400	435

3.45%, 3/30/15	500	527

6.00%, 9/1/17	1,225	1,412

HSBC Holdings PLC,

5.25%, 12/12/12	700	751

6.50%, 9/15/37	300	336

6.80%, 6/1/38	150	174

Korea Development Bank,

5.30%, 1/17/13	205	219

4.38%, 8/10/15	245	260

Kreditanstalt fuer Wiederaufbau,

4.75%, 5/15/12	2,000	2,133

3.25%, 3/15/13	2,700	2,861

3.50%, 5/16/13	225	241

4.00%, 10/15/13	1,200	1,309

3.50%, 3/10/14	250	271

4.13%, 10/15/14	500	554

2.63%, 3/3/15	1,000	1,057

4.88%, 1/17/17	200	234

4.38%, 3/15/18	375	428

4.00%, 1/27/20	1,500	1,656

2.75%, 9/8/20	500	503

1.56%, 6/29/37 (5)	500	156

Landwirtschaftliche Rentenbank,

3.25%, 3/15/13	350	370

3.13%, 7/15/15	525	561

5.13%, 2/1/17	900	1,056

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Banks – 1.5% – continued

Oesterreichische Kontrollbank A.G.,

3.13%, 10/14/11	$100	$103

4.75%, 10/16/12	850	917

1.75%, 3/11/13	200	204

3.63%, 6/17/13	170	182

4.50%, 3/9/15	650	729

5.00%, 4/25/17	100	116

Royal Bank of Canada,

2.63%, 12/15/15	180	187

Royal Bank of Scotland (The) PLC,

4.88%, 3/16/15	200	210

3.95%, 9/21/15	270	273

Royal Bank of Scotland Group PLC,

5.00%, 10/1/14	400	401

6.40%, 10/21/19	200	218

UBS A.G.,

5.88%, 7/15/16	450	499

5.88%, 12/20/17	640	724

5.75%, 4/25/18	125	141

UFJ Finance Aruba AEC,

6.75%, 7/15/13	200	225

Westpac Banking Corp.,

3.00%, 8/4/15	250	255

4.88%, 11/19/19	1,000	1,072
		29,651

Beverages – 0.1%

Diageo Capital PLC,

5.13%, 1/30/12	25	27

5.50%, 9/30/16	150	175

5.75%, 10/23/17	850	1,003

Diageo Finance B.V.,

5.50%, 4/1/13	225	248
		1,453

Building Materials – 0.0%

Lafarge S.A.,

6.50%, 7/15/16	225	243

Chemicals – 0.0%

Potash Corp. of Saskatchewan, Inc.,

3.75%, 9/30/15	300	310

6.50%, 5/15/19	135	158

5.88%, 12/1/36	50	52
		520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Diversified Financial Services – 0.1%

ConocoPhillips Canada Funding Co.,

5.95%, 10/15/36	$250	$285

Credit Suisse,

5.86%, 5/29/49	150	143

MUFG Capital Finance 1 Ltd.,

6.35%, 7/29/49	500	501

Nomura Holdings, Inc.,

5.00%, 3/4/15	235	254
		1,183

Electric – 0.1%

Hydro-Quebec,

8.00%, 2/1/13	250	291

9.40%, 2/1/21	200	304

Ontario Electricity Financial Corp.,

7.45%, 3/31/13	150	174

Scottish Power Ltd.,

5.38%, 3/15/15	100	109

TransAlta Corp.,

4.75%, 1/15/15	370	401
		1,279

Electronics – 0.0%

Koninklijke Philips Electronics N.V.,

4.63%, 3/11/13	200	217

6.88%, 3/11/38	225	284
		501

Healthcare – Products – 0.0%

Covidien International Finance S.A.,

6.00%, 10/15/17	300	357

6.55%, 10/15/37	25	31
		388

Holding Companies – Diversified – 0.0%

EnCana Holdings Finance Corp.,

5.80%, 5/1/14	100	114

Insurance – 0.0%

Allied World Assurance Co. Holdings Ltd.,

7.50%, 8/1/16	100	113

AXA S.A.,

8.60%, 12/15/30	75	87

XL Capital Ltd.,

6.50%, 4/15/17	50	41
		241

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Iron/Steel – 0.0%

ArcelorMittal,

5.38%, 6/1/13	$50	$54

6.13%, 6/1/18	500	541

9.85%, 6/1/19	250	321

7.00%, 10/15/39	150	153
		1,069

Media – 0.0%

Thomson Reuters Corp.,

5.95%, 7/15/13	375	421

5.85%, 4/15/40	150	166
		587

Mining – 0.3%

Barrick Gold Corp.,

6.95%, 4/1/19	300	381

BHP Billiton Finance USA Ltd.,

4.80%, 4/15/13	300	326

5.50%, 4/1/14	300	338

5.25%, 12/15/15	250	286

5.40%, 3/29/17	100	114

6.50%, 4/1/19	200	246

Rio Tinto Alcan, Inc.,

4.50%, 5/15/13	100	107

5.20%, 1/15/14	100	109

6.13%, 12/15/33	100	115

Rio Tinto Finance USA Ltd.,

6.50%, 7/15/18	675	814

9.00%, 5/1/19	575	802

Teck Resources Ltd.,

3.85%, 8/15/17	35	36

10.75%, 5/15/19	230	290

6.00%, 8/15/40	45	47

Vale Overseas Ltd.,

6.25%, 1/23/17	775	887

5.63%, 9/15/19	55	61

6.88%, 11/21/36	275	314

6.88%, 11/10/39	125	143
		5,416

Miscellaneous Manufacturing – 0.1%

Ingersoll-Rand Global Holding Co. Ltd.,

6.00%, 8/15/13	200	224

Tyco Electronics Group S.A.,

6.55%, 10/1/17	50	58

7.13%, 10/1/37	50	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Miscellaneous Manufacturing – 0.1% – continued

Tyco International Finance S.A.,

4.13%, 10/15/14	$55	$60

3.38%, 10/15/15	100	106

8.50%, 1/15/19	50	66

Tyco International Ltd./Tyco International Finance S.A.,

6.88%, 1/15/21	500	622
		1,195

Multi-National – 1.1%

Asian Development Bank,

4.50%, 9/4/12	1,000	1,074

1.63%, 7/15/13	500	512

5.50%, 6/27/16	600	722

5.59%, 7/16/18	50	61

Corp. Andina de Fomento,

5.20%, 5/21/13	100	106

5.75%, 1/12/17	100	109

European Bank for Reconstruction & Development,

1.63%, 9/3/15	500	503

European Bank for Reconstruction & Development,

3.63%, 6/17/13	190	204

European Investment Bank,

1.75%, 9/14/12	250	256

1.63%, 3/15/13	200	204

3.25%, 5/15/13	1,025	1,090

3.38%, 6/12/13	750	800

4.25%, 7/15/13	1,800	1,965

1.25%, 9/17/13	400	405

2.38%, 3/14/14	2,500	2,608

4.63%, 5/15/14	750	841

2.88%, 1/15/15	550	585

2.75%, 3/23/15	500	530

1.63%, 9/1/15	500	505

4.88%, 1/17/17	800	935

5.13%, 5/30/17	350	416

2.88%, 9/15/20	500	507

4.88%, 2/15/36	200	223

Inter-American Development Bank,

4.38%, 9/20/12	1,200	1,286

3.50%, 7/8/13	200	215

1.63%, 7/15/13	150	154

4.25%, 9/10/18	400	455

3.88%, 9/17/19	600	663

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Multi-National – 1.1% – continued

3.88%, 2/14/20	$500	$551

International Bank for Reconstruction & Development,

2.00%, 4/2/12	1,300	1,331

1.75%, 7/15/13	500	515

2.38%, 5/26/15	375	392

5.00%, 4/1/16	450	526

9.25%, 7/15/17	100	143

4.75%, 2/15/35	25	29

International Finance Corp.,

4.75%, 4/25/12	25	26

3.50%, 5/15/13	300	322

Nordic Investment Bank,

2.50%, 7/15/15	900	943

5.00%, 2/1/17	100	117
		22,829

Oil & Gas – 0.7%

Alberta Energy Co. Ltd.,

7.38%, 11/1/31	75	91

Anadarko Finance Co.,

7.50%, 5/1/31	75	81

BP Capital Markets PLC,

3.13%, 10/1/15	200	201

4.75%, 3/10/19	1,200	1,255

4.50%, 10/1/20	200	205

Canadian Natural Resources Ltd.,

5.70%, 5/15/17	225	259

5.90%, 2/1/18	250	292

6.25%, 3/15/38	150	172

6.75%, 2/1/39	50	61

Cenovus Energy, Inc.,

4.50%, 9/15/14	50	55

6.75%, 11/15/39	65	79

Devon Financing Corp. ULC,

7.88%, 9/30/31	200	268

EnCana Corp.,

5.90%, 12/1/17	725	846

6.50%, 5/15/19	75	92

6.63%, 8/15/37	75	88

6.50%, 2/1/38	100	117

Marathon Global Funding Corp.,

6.00%, 7/1/12	200	216

Nexen, Inc.,

5.05%, 11/20/13	250	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Oil & Gas – 0.7% – continued

6.20%, 7/30/19	$60	$70

7.88%, 3/15/32	75	93

7.50%, 7/30/39	330	405

Petrobras International Finance Co.,

5.75%, 1/20/20	665	736

6.88%, 1/20/40	395	452

Petro-Canada,

4.00%, 7/15/13	200	212

6.05%, 5/15/18	50	58

5.95%, 5/15/35	100	106

6.80%, 5/15/38	50	59

Petroleos Mexicanos,

6.00%, 3/5/20 (2)(3)	550	608

Shell International Finance B.V.,

1.88%, 3/25/13	255	261

3.10%, 6/28/15	400	421

4.30%, 9/22/19	1,450	1,590

6.38%, 12/15/38	600	761

Statoil ASA,

3.13%, 8/17/17	250	260

5.25%, 4/15/19	750	871

7.75%, 6/15/23	100	135

Suncor Energy, Inc.,

6.10%, 6/1/18	275	322

7.15%, 2/1/32	100	119

5.95%, 12/1/34	50	53

6.50%, 6/15/38	100	115

Talisman Energy, Inc.,

7.75%, 6/1/19	175	223

Total Capital S.A.,

3.00%, 6/24/15	250	262

2.30%, 3/15/16	500	502

Transocean, Inc.,

4.95%, 11/15/15	500	520

6.00%, 3/15/18	225	239

6.80%, 3/15/38	200	205
		14,308

Oil & Gas Services – 0.1%

Weatherford International Ltd.,

5.50%, 2/15/16	200	219

6.00%, 3/15/18	725	800

9.63%, 3/1/19	100	131

6.50%, 8/1/36	125	126
		1,276

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Pharmaceuticals – 0.1%

AstraZeneca PLC,

5.40%, 9/15/12	$450	$490

5.90%, 9/15/17	800	963

6.45%, 9/15/37	50	63

Novartis Securities Investment Ltd.,

5.13%, 2/10/19	850	976

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,

3.00%, 6/15/15	345	361
		2,853

Pipelines – 0.1%

Enbridge, Inc.,

5.80%, 6/15/14	75	86

TransCanada Pipelines Ltd.,

6.50%, 8/15/18	465	569

5.85%, 3/15/36	275	302

6.20%, 10/15/37	50	56

7.63%, 1/15/39	295	393

6.10%, 6/1/40	150	169

6.35%, 5/15/67	100	94
		1,669

Regional – 0.4%

Province of British Columbia Canada,

4.30%, 5/30/13	100	109

2.85%, 6/15/15	200	213

7.25%, 9/1/36	175	263

Province of Manitoba Canada,

2.63%, 7/15/15	120	126

4.90%, 12/6/16	200	233

9.25%, 4/1/20	150	220

Province of Nova Scotia Canada,

5.75%, 2/27/12	100	107

8.25%, 7/30/22	200	293

Province of Ontario Canada,

4.38%, 2/15/13	250	271

3.50%, 7/15/13	100	107

2.95%, 2/5/15	400	424

2.70%, 6/16/15	450	471

4.75%, 1/19/16	200	228

5.45%, 4/27/16	350	413

4.95%, 11/28/16	650	753

4.00%, 10/7/19	835	901

4.40%, 4/14/20	500	553

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Regional – 0.4% – continued

Province of Quebec Canada,

5.13%, 11/14/16	$250	$292

4.63%, 5/14/18	350	399

7.50%, 7/15/23	300	420

7.13%, 2/9/24	100	138

7.50%, 9/15/29	375	547

Province of Saskatchewan Canada,

8.50%, 7/15/22	200	298
		7,779

Sovereign – 1.2%

Brazilian Government International Bond,

6.00%, 1/17/17	1,250	1,456

8.00%, 1/15/18	333	399

8.88%, 10/14/19	1,075	1,513

8.88%, 4/15/24	600	881

7.13%, 1/20/37	250	329

11.00%, 8/17/40	835	1,157

5.63%, 1/7/41	135	148

Canada Government International Bond,

2.38%, 9/10/14	240	251

Eksportfinans ASA,

5.00%, 2/14/12	250	265

1.88%, 4/2/13	500	511

2.00%, 9/15/15	300	301

5.50%, 5/25/16	100	117

5.50%, 6/26/17	200	236

Export Development Canada,

3.50%, 5/16/13	670	717

Hungary Government International Bond,

6.25%, 1/29/20	175	181

Israel Government International Bond,

5.50%, 11/9/16	225	261

5.13%, 3/26/19	250	277

Japan Bank for International Cooperation,

2.13%, 11/5/12	1,000	1,023

4.25%, 6/18/13	200	218

2.88%, 2/2/15	500	527

1.88%, 9/24/15	250	252

Mexico Government International Bond,

6.38%, 1/16/13	875	974

6.63%, 3/3/15	500	588

5.63%, 1/15/17	770	881

8.13%, 12/30/19	400	541

5.13%, 1/15/20	360	402

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Sovereign – 1.2% – continued

7.50%, 4/8/33	$100	$133

6.75%, 9/27/34	750	932

6.05%, 1/11/40	370	424

Peruvian Government International Bond,

8.38%, 5/3/16	350	443

7.35%, 7/21/25	250	324

6.55%, 3/14/37	250	303

Poland Government International Bond,

3.88%, 7/16/15	110	114

5.00%, 10/19/15	475	519

6.38%, 7/15/19	400	471

Republic of Italy,

5.63%, 6/15/12	400	426

5.25%, 9/20/16	1,000	1,101

5.38%, 6/12/17	1,675	1,849

5.38%, 6/15/33	175	178

Republic of Korea,

4.25%, 6/1/13	100	106

4.88%, 9/22/14	400	438

5.13%, 12/7/16	125	140

7.13%, 4/16/19	150	191

South Africa Government International Bond,

7.38%, 4/25/12	250	273

6.88%, 5/27/19	275	336

Svensk Exportkredit AB,

5.13%, 3/1/17	500	580
		23,687

Telecommunications – 0.6%

America Movil S.A.B de C.V.,

5.75%, 1/15/15	400	452

6.13%, 11/15/37	200	221

British Telecommunications PLC,

5.95%, 1/15/18	575	641

9.63%, 12/15/30	100	139

Deutsche Telekom International Finance B.V.,

5.88%, 8/20/13	775	866

5.75%, 3/23/16	525	606

8.75%, 6/15/30	400	560

France Telecom S.A.,

2.13%, 9/16/15	125	126

5.38%, 7/8/19	500	585

8.50%, 3/1/31	175	253

Nokia OYJ,

5.38%, 5/15/19	325	355

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.5% – continued

Telecommunications – 0.6% – continued

Rogers Communications, Inc.,

6.80%, 8/15/18	$600	$741

Telecom Italia Capital S.A.,

5.25%, 11/15/13	475	510

5.25%, 10/1/15	675	728

6.38%, 11/15/33	50	49

7.72%, 6/4/38	450	508

Telefonica Emisiones S.A.U.,

4.95%, 1/15/15	335	367

6.42%, 6/20/16	900	1,055

5.13%, 4/27/20	170	185

7.05%, 6/20/36	450	539

Telefonos de Mexico S.A.B de C.V.,

5.50%, 1/27/15	125	139

Vodafone Group PLC,

5.00%, 12/16/13	850	935

5.00%, 9/15/15	450	506

5.63%, 2/27/17	225	258

6.15%, 2/27/37	375	439
		11,763

Transportation – 0.0%

Canadian National Railway Co.,

4.40%, 3/15/13	450	485

6.90%, 7/15/28	25	32

6.20%, 6/1/36	25	30

6.38%, 11/15/37	50	62

Canadian Pacific Railway Co.,

6.50%, 5/15/18	50	60

5.95%, 5/15/37	50	55
		724
Total Foreign Issuer Bonds
(Cost $119,316)		130,728

U.S. GOVERNMENT AGENCIES – 39.0% (6)

Fannie Mae – 18.1%

6.13%, 3/15/12	900	974

1.88%, 4/20/12	9,000	9,197

1.75%, 8/10/12	3,000	3,068

4.38%, 9/15/12	3,000	3,223

4.75%, 11/19/12	2,775	3,018

3.63%, 2/12/13	2,800	2,994

4.38%, 3/15/13	3,300	3,593

3.25%, 4/9/13	950	1,011

1.75%, 5/7/13	5,000	5,133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

3.88%, 7/12/13	$1,900	$2,063

1.00%, 9/23/13	3,000	3,012

4.63%, 10/15/13	3,200	3,559

2.75%, 3/13/14	4,000	4,236

3.00%, 9/16/14	1,000	1,069

5.00%, 3/15/16	500	583

5.00%, 5/11/17	1,000	1,178

5.80%, 2/9/26	3,670	3,729

6.63%, 11/15/30	200	275

6.00%, 4/18/36	2,000	2,296

5.63%, 7/15/37	1,000	1,230

Pool #255376,

6.00%, 8/1/19	150	163

Pool #255695,

4.50%, 3/1/35	44	46

Pool #256675,

5.00%, 4/1/27	329	348

Pool #256677,

6.00%, 4/1/27	225	244

Pool #256792,

6.50%, 6/1/22	204	221

Pool #256925,

6.00%, 10/1/37	534	574

Pool #256959,

6.00%, 11/1/37	2,379	2,560

Pool #256985,

7.00%, 11/1/37	508	567

Pool #257057,

5.00%, 1/1/28	1,063	1,123

Pool #257106,

4.50%, 1/1/28	144	152

Pool #257237,

4.50%, 6/1/28	458	482

Pool #257239,

5.50%, 6/1/28	581	619

Pool #257243,

7.00%, 6/1/38	1,286	1,432

Pool #257367,

5.50%, 9/1/28	1,344	1,434

Pool #357630,

5.00%, 10/1/19	223	238

Pool #707791,

5.00%, 6/1/33	1,675	1,779

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #709239,

5.00%, 7/1/18	$1,137	$1,213

Pool #720049,

5.50%, 7/1/33	552	593

Pool #722424,

2.67%, 7/1/33	88	92

Pool #725185,

5.00%, 2/1/19	264	281

Pool #725425,

5.50%, 4/1/34	538	576

Pool #730811,

4.50%, 8/1/33	663	698

Pool #735222,

5.00%, 2/1/35	302	320

Pool #735358,

5.50%, 2/1/35	1,094	1,173

Pool #735502,

6.00%, 4/1/35	150	164

Pool #737853,

5.00%, 9/1/33	2,667	2,832

Pool #745418,

5.50%, 4/1/36	584	624

Pool #745754,

5.00%, 9/1/34	2,516	2,671

Pool #745826,

6.00%, 7/1/36	2,968	3,205

Pool #746272,

4.00%, 10/1/18	899	953

Pool #747383,

5.50%, 10/1/33	921	989

Pool #753678,

4.73%, 12/1/33	325	341

Pool #755632,

5.00%, 4/1/34	1,551	1,643

Pool #766083,

4.62%, 2/1/34	29	30

Pool #772730,

5.00%, 4/1/34	1,224	1,300

Pool #773287,

4.36%, 3/1/35	352	368

Pool #790406,

6.00%, 9/1/34	527	575

Pool #793666,

5.50%, 9/1/34	595	640

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #796250,

5.50%, 11/1/34	$411	$441

Pool #800471,

5.50%, 10/1/34	2,298	2,464

Pool #807701,

4.50%, 12/1/19	246	261

Pool #811944,

4.50%, 1/1/20	415	440

Pool #815639,

2.60%, 6/1/35	58	60

Pool #817795,

6.00%, 8/1/36	518	560

Pool #820998,

4.00%, 4/1/35	138	145

Pool #821912,

2.34%, 6/1/35	694	721

Pool #822455,

2.69%, 4/1/35	153	160

Pool #826057,

5.00%, 7/1/35	517	553

Pool #826368,

5.10%, 7/1/35	365	388

Pool #826585,

5.00%, 8/1/35	1,551	1,639

Pool #828523,

5.00%, 7/1/35	754	797

Pool #831676,

6.50%, 8/1/36	222	245

Pool #832628,

5.50%, 9/1/20	195	213

Pool #833067,

5.50%, 9/1/35	2,445	2,615

Pool #835517,

4.95%, 8/1/35	139	148

Pool #840577,

5.00%, 10/1/20	169	180

Pool #844909,

4.50%, 10/1/20	222	235

Pool #845425,

6.00%, 2/1/36	2,480	2,679

Pool #846600,

5.13%, 1/1/36	773	810

Pool #847921,

5.50%, 11/1/20	581	628

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #850614,

5.48%, 1/1/36	$177	$189

Pool #863759,

4.00%, 12/1/20	245	258

Pool #864435,

4.50%, 12/1/20	626	664

Pool #866109,

4.91%, 12/1/35	63	66

Pool #869217,

5.39%, 2/1/36	258	271

Pool #869710,

6.00%, 4/1/36	1,087	1,174

Pool #871135,

6.00%, 1/1/37	342	371

Pool #880505,

6.00%, 8/1/21	145	157

Pool #881818,

6.50%, 8/1/36	1,659	1,817

Pool #882055,

5.49%, 6/1/36	209	220

Pool #884776,

5.54%, 10/1/36	398	421

Pool #885769,

6.00%, 6/1/36	164	177

Pool #885866,

6.00%, 6/1/36	495	537

Pool #887019,

5.81%, 6/1/36	451	478

Pool #887111,

5.50%, 5/1/20	125	136

Pool #888100,

5.50%, 9/1/36	2,001	2,146

Pool #888152,

5.00%, 5/1/21	455	486

Pool #888205,

6.50%, 2/1/37	413	455

Pool #888318,

5.67%, 2/1/37	221	234

Pool #888447,

4.00%, 5/1/21	276	291

Pool #889224,

5.50%, 1/1/37	2,547	2,724

Pool #889390,

6.00%, 3/1/23	446	484

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #889401,

6.00%, 3/1/38	$1,997	$2,157

Pool #889415,

6.00%, 5/1/37	5,278	5,755

Pool #889630,

6.50%, 3/1/38	455	497

Pool #889886,

7.00%, 12/1/37	492	549

Pool #889970,

5.00%, 12/1/36	1,890	1,998

Pool #892536,

6.50%, 9/1/36	226	247

Pool #892968,

6.50%, 8/1/21	70	76

Pool #893363,

5.00%, 6/1/36	480	507

Pool #893366,

5.00%, 4/1/35	666	705

Pool #894453,

5.91%, 9/1/36	1,156	1,237

Pool #897519,

5.62%, 11/1/36	14	15

Pool #898089,

5.50%, 7/1/26	371	397

Pool #898417,

6.00%, 10/1/36	632	682

Pool #899079,

5.00%, 3/1/37	906	955

Pool #902188,

5.64%, 11/1/36	36	38

Pool #902414,

5.50%, 11/1/36	1,662	1,772

Pool #905090,

5.50%, 10/1/21	325	350

Pool #905759,

5.84%, 12/1/36	98	105

Pool #906090,

5.50%, 1/1/37	1,618	1,731

Pool #906237,

5.79%, 1/1/37	222	236

Pool #907818,

5.66%, 1/1/37	42	45

Pool #910147,

5.00%, 3/1/22	534	566

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #910338,

5.65%, 3/1/37	$68	$72

Pool #912414,

4.50%, 1/1/22	662	701

Pool #914522,

5.69%, 3/1/37	33	35

Pool #915499,

5.00%, 3/1/37	1,014	1,069

Pool #915870,

7.00%, 4/1/37	114	127

Pool #918515,

5.00%, 6/1/37	877	924

Pool #918832,

6.00%, 4/1/37	3,228	3,474

Pool #919461,

5.69%, 4/1/37	55	59

Pool #920457,

4.88%, 8/1/36	40	41

Pool #920988,

5.80%, 11/1/36	13	13

Pool #923023,

6.46%, 1/1/37	760	805

Pool #923123,

5.00%, 4/1/36	294	312

Pool #923166,

7.50%, 1/1/37	176	197

Pool #928261,

4.50%, 3/1/36	397	417

Pool #928584,

6.50%, 8/1/37	1,987	2,178

Pool #928909,

6.00%, 12/1/37	23	25

Pool #928915,

6.00%, 11/1/37	228	245

Pool #930606,

4.00%, 2/1/39	4,584	4,718

Pool #931195,

4.50%, 5/1/24	2,206	2,322

Pool #932023,

5.00%, 1/1/38	1,809	1,912

Pool #932741,

4.50%, 4/1/40	1,859	1,951

Pool #934466,

5.50%, 9/1/23	1,694	1,824

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #940623,

5.50%, 8/1/37	$788	$838

Pool #943388,

6.00%, 6/1/37	1,677	1,805

Pool #943617,

6.00%, 8/1/37	1,546	1,679

Pool #945868,

5.50%, 8/1/37	4,153	4,418

Pool #945876,

5.50%, 8/1/37	596	634

Pool #946527,

7.00%, 9/1/37	297	331

Pool #947216,

6.00%, 10/1/37	459	496

Pool #949391,

5.50%, 8/1/22	130	140

Pool #953018,

6.50%, 10/1/37	1,628	1,779

Pool #953910,

6.00%, 11/1/37	1,012	1,089

Pool #955771,

6.50%, 10/1/37	2,246	2,454

Pool #959604,

6.50%, 11/1/37	250	273

Pool #959880,

5.50%, 11/1/37	1,244	1,323

Pool #962343,

5.00%, 3/1/38	3,829	4,034

Pool #962687,

5.00%, 4/1/38	1,976	2,081

Pool #963735,

4.50%, 6/1/23	657	692

Pool #965389,

6.00%, 10/1/23	569	615

Pool #966660,

6.00%, 12/1/37	62	67

Pool #968037,

6.00%, 1/1/38	1,549	1,667

Pool #969632,

6.50%, 1/1/38	363	397

Pool #970013,

4.50%, 6/1/38	955	996

Pool #971734,

4.50%, 4/1/37	578	604

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #972452,

5.50%, 3/1/38	$3,737	$3,976

Pool #975365,

5.00%, 6/1/23	532	565

Pool #976699,

5.00%, 4/1/28	407	430

Pool #976963,

5.50%, 2/1/38	11,023	11,788

Pool #981704,

5.00%, 6/1/23	1,481	1,571

Pool #981823,

4.93%, 6/1/38	462	491

Pool #981854,

5.50%, 7/1/38	2,855	3,037

Pool #984075,

4.50%, 6/1/23	1,129	1,188

Pool #986760,

5.50%, 7/1/38	5,539	5,941

Pool #987114,

5.50%, 9/1/23	134	144

Pool #987115,

5.50%, 9/1/23	522	562

Pool #992472,

6.00%, 10/1/38	828	889

Pool #992491,

4.50%, 10/1/23	752	792

Pool #993055,

5.50%, 12/1/38	1,085	1,154

Pool #995018,

5.50%, 6/1/38	1,398	1,490

Pool #995266,

5.00%, 12/1/23	4,692	4,979

Pool #995879,

6.00%, 4/1/39	1,806	1,943

Pool #AA0451,

6.00%, 12/1/23	471	509

Pool #AA2939,

4.50%, 4/1/39	2,284	2,402

Pool #AA4482,

4.00%, 4/1/39	3,961	4,087

Pool #AA4562,

4.50%, 9/1/39	1,776	1,868

Pool #AA8978,

4.50%, 7/1/39	471	494

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Fannie Mae – 18.1% – continued

Pool #AA9357,

4.50%, 8/1/39	$4,229	$4,409

Pool #AB1048,

4.50%, 5/1/40	3,917	4,101

Pool #AC2947,

5.50%, 9/1/39	3,163	3,378

Pool #AC2969,

5.00%, 9/1/39	9,183	9,735

Pool #AC3263,

4.50%, 9/1/29	957	1,006

Pool #AC3312,

4.50%, 10/1/39	4,847	5,054

Pool #AC4861,

4.50%, 11/1/24	2,131	2,243

Pool #AC5040,

4.00%, 10/1/24	1,669	1,745

Pool #AC6118,

4.50%, 11/1/39	1,694	1,767

Pool #AC6742,

4.50%, 1/1/40	3,897	4,089

Pool #AC9581,

5.50%, 1/1/40	4,459	4,772

Pool #AD0585,

4.50%, 12/1/39	1,927	2,032

Pool #AD0639,

6.00%, 12/1/38	1,998	2,150

Pool #AD5241,

4.50%, 7/1/40	2,493	2,599

Pool #AD5525,

5.00%, 6/1/40	1,980	2,093

Pool #AD5556,

4.00%, 6/1/25	1,947	2,039

Pool #AD7859,

5.00%, 6/1/40	1,473	1,551

Pool #MA0361,

4.00%, 3/1/30	1,911	1,989

Pool TBA,

4.50%, 10/15/25 (4)	4,600	4,837

4.00%, 12/31/25 (4)	8,850	9,237

4.00%, 10/15/40 (4)	7,070	7,267

4.50%, 10/15/40 (4)	22,600	23,532

5.00%, 10/15/40 (4)	15,850	16,682

6.00%, 10/15/40 (4)	3,200	3,437
		363,339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Federal Home Loan Bank – 1.0%

4.38%, 10/22/10	$3,000	$3,007

4.88%, 11/18/11	500	525

1.88%, 6/20/12	1,000	1,024

1.63%, 11/21/12	2,000	2,044

3.38%, 2/27/13	3,750	3,991

4.00%, 9/6/13	2,000	2,182

5.50%, 8/13/14	1,000	1,165

5.38%, 5/18/16	3,500	4,178

4.75%, 12/16/16	1,000	1,163
		19,279

Freddie Mac – 5.8%

2.88%, 11/23/10	2,000	2,008

4.75%, 3/5/12	1,800	1,911

2.13%, 3/23/12	2,000	2,049

1.75%, 6/15/12	4,000	4,086

5.13%, 7/15/12	5,125	5,544

1.13%, 7/27/12	1,000	1,012

5.50%, 8/20/12	6,300	6,888

2.13%, 9/21/12	4,000	4,125

4.63%, 10/25/12	850	921

4.50%, 1/15/13	3,300	3,589

3.75%, 6/28/13	2,000	2,165

4.50%, 1/15/14	7,000	7,799

3.00%, 7/28/14	1,000	1,070

4.38%, 7/17/15	900	1,021

5.25%, 4/18/16	500	591

5.13%, 10/18/16	5,450	6,434

5.00%, 2/16/17	500	587

4.88%, 6/13/18	1,000	1,175

3.75%, 3/27/19	1,000	1,087

6.75%, 3/15/31	200	280

Pool #1B2125,

2.53%, 3/1/35	577	605

Pool #1B2934,

5.32%, 3/1/36	1,215	1,272

Pool #1B3264,

5.91%, 2/1/37	482	517

Pool #1B7328,

5.78%, 4/1/37	99	105

Pool #1B7359,

5.65%, 5/1/37	159	171

Pool #1G0321,

4.66%, 9/1/35	191	199

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac – 5.8% – continued

Pool #1G0911,

5.41%, 4/1/36	$429	$450

Pool #1G1506,

5.52%, 1/1/37	103	109

Pool #1G1623,

5.70%, 4/1/37	137	147

Pool #1G1763,

4.86%, 11/1/35	72	75

Pool #1G1790,

5.41%, 11/1/35	113	118

Pool #1G2620,

5.93%, 11/1/36	63	66

Pool #1G2638,

6.05%, 9/1/36	64	68

Pool #1G2675,

5.88%, 2/1/38	668	718

Pool #1G3611,

5.95%, 4/1/37	63	67

Pool #1H1348,

5.81%, 10/1/36	73	78

Pool #1H2569,

5.22%, 9/1/35	771	808

Pool #1H2605,

5.65%, 4/1/36	509	542

Pool #1J0345,

5.70%, 3/1/37	46	48

Pool #1J0355,

5.73%, 3/1/37	34	36

Pool #1J0365,

5.93%, 4/1/37	204	217

Pool #1J1390,

5.87%, 12/1/36	81	87

Pool #1J1634,

6.18%, 12/1/36	397	421

Pool #1L0078,

5.15%, 6/1/35	80	84

Pool #1L1214,

5.22%, 12/1/35	2,525	2,626

Pool #1L1480,

2.75%, 12/1/33	106	108

Pool #1N0243,

6.39%, 8/1/36	34	36

Pool #1N1746,

5.85%, 9/1/37	368	393

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac – 5.8% – continued

Pool #781274,

4.79%, 2/1/34	$39	$41

Pool #782905,

4.90%, 12/1/34	60	64

Pool #847755,

5.41%, 5/1/37	202	215

Pool TBA,

4.00%, 10/15/25 (4)	7,000	7,306

4.00%, 10/15/40 (4)	9,700	9,946

4.50%, 10/15/40 (4)	9,478	9,856

5.50%, 10/15/40 (4)	10,350	10,977

6.00%, 10/15/40 (4)	7,750	8,308

6.50%, 10/15/40 (4)	5,400	5,879
		117,105

Freddie Mac Gold – 7.9%

Pool #A16753,

5.00%, 11/1/33	295	312

Pool #A17665,

5.00%, 1/1/34	898	950

Pool #A27950,

5.50%, 11/1/34	2,482	2,658

Pool #A31136,

5.50%, 1/1/35	415	445

Pool #A39306,

5.50%, 11/1/35	2,016	2,152

Pool #A46224,

5.00%, 7/1/35	246	261

Pool #A48104,

5.00%, 1/1/36	582	615

Pool #A51296,

6.00%, 8/1/36	370	400

Pool #A54897,

6.50%, 8/1/36	193	215

Pool #A56110,

5.50%, 12/1/36	832	884

Pool #A58690,

6.00%, 3/1/37	68	73

Pool #A58718,

5.50%, 3/1/37	308	327

Pool #A59081,

5.50%, 4/1/37	3,046	3,234

Pool #A60942,

5.00%, 5/1/37	487	511

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac Gold – 7.9% – continued

Pool #A61560,

5.50%, 10/1/36	$3,506	$3,758

Pool #A61573,

5.00%, 9/1/34	2,297	2,434

Pool #A61597,

5.50%, 12/1/35	350	374

Pool #A64474,

5.50%, 9/1/37	262	278

Pool #A68761,

5.50%, 9/1/37	1,534	1,629

Pool #A69169,

4.50%, 12/1/37	818	854

Pool #A69303,

6.00%, 11/1/37	711	764

Pool #A73778,

5.00%, 2/1/38	2,398	2,521

Pool #A78507,

5.00%, 6/1/38	4,977	5,262

Pool #A81606,

6.00%, 9/1/38	784	841

Pool #A83008,

5.50%, 11/1/38	4,778	5,086

Pool #A84432,

4.50%, 2/1/39	903	940

Pool #A88476,

4.50%, 9/1/39	5,326	5,560

Pool #A88566,

5.00%, 9/1/39	3,287	3,482

Pool #A89346,

4.50%, 10/1/39	5,667	5,900

Pool #A90749,

4.50%, 1/1/40	2,833	2,958

Pool #A91541,

5.00%, 3/1/40	974	1,032

Pool #A91626,

4.50%, 3/1/40 (4)	1,555	1,634

Pool #A91942,

4.50%, 4/1/40	1,471	1,535

Pool #B10630,

4.50%, 11/1/18	664	705

Pool #B17658,

4.50%, 1/1/20	27	29

Pool #B18502,

5.50%, 6/1/20	103	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac Gold – 7.9% – continued

Pool #B18931,

4.50%, 3/1/20	$115	$122

Pool #C91009,

5.00%, 11/1/26	145	153

Pool #C91020,

5.50%, 3/1/27	307	327

Pool #C91247,

5.00%, 4/1/29	1,347	1,420

Pool #D97197,

5.00%, 2/1/27	202	213

Pool #D97498,

6.00%, 12/1/27	796	857

Pool #D97524,

5.50%, 1/1/28	1,165	1,238

Pool #D97564,

5.00%, 1/1/28	818	862

Pool #D98301,

4.50%, 7/1/29	1,706	1,792

Pool #E99030,

4.50%, 9/1/18	1,138	1,209

Pool #G01907,

4.50%, 8/1/34	385	403

Pool #G01974,

5.00%, 12/1/35	4,403	4,653

Pool #G02064,

5.00%, 2/1/36	1,821	1,924

Pool #G02069,

5.50%, 3/1/36	323	345

Pool #G02386,

6.00%, 11/1/36	4,218	4,545

Pool #G02391,

6.00%, 11/1/36	119	129

Pool #G02540,

5.00%, 11/1/34	638	675

Pool #G02649,

6.00%, 1/1/37	239	258

Pool #G02702,

6.50%, 1/1/37	374	410

Pool #G02911,

6.00%, 4/1/37	208	225

Pool #G02973,

6.00%, 6/1/37	435	468

Pool #G03121,

5.00%, 6/1/36	1,641	1,735

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac Gold – 7.9% – continued

Pool #G03134,

5.50%, 8/1/36	$571	$609

Pool #G03176,

5.00%, 8/1/37	683	718

Pool #G03218,

6.00%, 9/1/37	485	521

Pool #G03351,

6.00%, 9/1/37	814	879

Pool #G03513,

6.00%, 11/1/37	1,254	1,347

Pool #G03600,

7.00%, 11/1/37	374	417

Pool #G03696,

5.50%, 1/1/38	1,653	1,755

Pool #G03936,

5.50%, 1/1/38	3,567	3,794

Pool #G03938,

6.00%, 2/1/38	2,694	2,893

Pool #G04287,

5.00%, 5/1/38	1,643	1,727

Pool #G04459,

5.50%, 6/1/38	1,701	1,806

Pool #G04611,

6.00%, 7/1/38	3,163	3,398

Pool #G04650,

6.50%, 9/1/38	2,701	2,944

Pool #G05082,

5.00%, 3/1/38	2,291	2,421

Pool #G05167,

4.50%, 2/1/39	3,362	3,502

Pool #G05725,

4.50%, 11/1/39	1,727	1,814

Pool #G05733,

5.00%, 11/1/39	1,887	1,998

Pool #G05870,

4.50%, 4/1/40	1,973	2,060

Pool #G05876,

4.50%, 4/1/40	4,329	4,557

Pool #G08189,

7.00%, 3/1/37	118	132

Pool #G08192,

5.50%, 4/1/37	827	878

Pool #G08341,

0.04%,	11,000	11,563

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac Gold – 7.9% – continued

Pool #G11776,

4.50%, 9/1/20	$251	$266

Pool #G12571,

4.00%, 1/1/22	598	632

Pool #G12673,

5.00%, 9/1/21	466	497

Pool #G12837,

4.50%, 4/1/22	773	820

Pool #G12868,

5.00%, 11/1/22	1,095	1,162

Pool #G12869,

5.00%, 9/1/22	877	932

Pool #G13136,

4.50%, 5/1/23	1,309	1,378

Pool #G13151,

6.00%, 3/1/23	858	932

Pool #G13201,

4.50%, 7/1/23	884	931

Pool #G13433,

5.50%, 1/1/24	734	790

Pool #G18220,

6.00%, 11/1/22	86	93

Pool #G30327,

4.50%, 1/1/27	282	298

Pool #J00991,

4.00%, 1/1/21	238	251

Pool #J02541,

4.00%, 9/1/20	255	269

Pool #J03041,

6.00%, 7/1/21	271	294

Pool #J03736,

5.50%, 11/1/21	254	275

Pool #J05307,

4.50%, 8/1/22	280	295

Pool #J06175,

5.00%, 5/1/21	215	230

Pool #J06465,

6.00%, 11/1/22	95	103

Pool #J06476,

5.50%, 11/1/22	337	363

Pool #J08098,

5.50%, 6/1/23	422	455

Pool #J08202,

5.00%, 7/1/23	505	535

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Freddie Mac Gold – 7.9% – continued

Pool #J08454,

5.00%, 8/1/23	$926	$983

Pool #J08913,

5.50%, 10/1/23	402	432

Pool #J09148,

5.00%, 12/1/23	575	611

Pool #J09305,

5.00%, 2/1/24	1,000	1,061

Pool #J09463,

5.00%, 3/1/24	742	787

Pool #J11136,

4.00%, 11/1/24	476	497

Pool #J12098,

0.03%, 4/1/25	4,800	5,047
		157,639

Ginnie Mae I Pool – 2.4%

Pool #510835,

5.50%, 2/15/35	250	269

Pool #597889,

5.50%, 6/15/33	663	717

Pool #614169,

5.00%, 7/15/33	303	325

Pool #617739,

6.00%, 10/15/37	157	171

Pool #634431,

6.00%, 9/15/34	84	91

Pool #641416,

5.50%, 4/15/35	391	422

Pool #646341,

6.00%, 11/15/36	323	352

Pool #648538,

5.00%, 12/15/35	504	540

Pool #651753,

5.50%, 3/15/36	216	233

Pool #658560,

6.50%, 8/15/36	827	912

Pool #661917,

7.00%, 4/15/37	219	244

Pool #670114,

6.50%, 7/15/37	250	276

Pool #675211,

6.50%, 3/15/38	277	305

Pool #675484,

5.50%, 6/15/38	1,014	1,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Ginnie Mae I Pool – 2.4% – continued

Pool #676360,

6.50%, 10/15/37	$204	$224

Pool #682899,

6.00%, 9/15/40	1,400	1,521

Pool #687824,

5.50%, 8/15/38	1,423	1,532

Pool #687900,

5.00%, 9/15/38	418	446

Pool #687901,

5.00%, 9/15/38	1,302	1,388

Pool #688461,

6.00%, 5/15/38	875	951

Pool #692309,

6.00%, 1/15/39	576	626

Pool #695635,

7.00%, 10/15/38	40	45

Pool #698336,

4.50%, 5/15/39	6,349	6,692

Pool #699277,

6.00%, 9/15/38	516	561

Pool #700972,

5.50%, 11/15/38	610	657

Pool #701196,

6.00%, 10/15/38	763	829

Pool #703677,

5.50%, 6/15/39	946	1,018

Pool #704185,

5.50%, 1/15/39	984	1,059

Pool #710130,

7.00%, 1/15/39	386	428

Pool #717175,

4.50%, 6/15/39	2,342	2,476

Pool #723231,

4.00%, 10/15/39	943	977

Pool #723339,

5.00%, 9/15/39(4)	944	1,010

Pool #726085,

4.00%, 11/15/24	958	1,010

Pool #728629,

4.50%, 1/15/40	2,917	3,084

Pool #733663,

4.50%, 5/15/40	4,861	5,123

Pool #737286,

4.50%, 5/15/40	1,982	2,096

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Ginnie Mae I Pool – 2.4% – continued

Pool #781939,

6.00%, 7/15/34	$1,304	$1,423

Pool #782131,

5.50%, 12/15/36	578	624

Pool #782150,

5.50%, 4/15/37	556	600

Pool #782259,

5.00%, 2/15/36	744	795

Pool #782272,

5.50%, 2/15/38	1,323	1,425

Pool #782498,

6.00%, 12/15/38	691	751

Pool #782584,

5.00%, 3/15/39	1,191	1,270

Pool #782675,

4.50%, 6/15/24	892	946

Pool #782831,

6.00%, 12/15/39	470	511
		48,046

Ginnie Mae II Pool – 1.3%

Pool #3570,

6.00%, 6/20/34	270	295

Pool #3665,

5.50%, 1/20/35	862	930

Pool #3852,

6.00%, 5/20/36	203	221

Pool #3879,

6.00%, 7/20/36	732	797

Pool #3910,

6.00%, 10/20/36	374	408

Pool #3994,

5.00%, 6/20/37	304	325

Pool #4018,

6.50%, 8/20/37	719	790

Pool #4026,

5.00%, 9/20/37	359	384

Pool #4027,

5.50%, 9/20/37	221	237

Pool #4040,

6.50%, 10/20/37	158	173

Pool #4098,

5.50%, 3/20/38	1,172	1,260

Pool #4116,

6.50%, 4/20/38	311	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Ginnie Mae II Pool – 1.3% – continued

Pool #4170,

6.00%, 6/20/38	$867	$942

Pool #4194,

5.50%, 7/20/38	2,717	2,921

Pool #4243,

5.00%, 9/20/38	750	801

Pool #4244,

5.50%, 9/20/38	730	786

Pool #4245,

6.00%, 9/20/38	438	476

Pool #4269,

6.50%, 10/20/38	422	463

Pool #4290,

5.50%, 11/20/38	539	580

Pool #4344,

6.00%, 1/20/39	733	796

Pool #4345,

6.50%, 1/20/39	447	491

Pool #4425,

5.50%, 4/20/39	1,055	1,135

Pool #4559,

5.00%, 10/20/39	2,210	2,361

Pool #4617,

4.50%, 1/20/40	486	513

Pool #4619,

5.50%, 1/20/40	1,849	1,988

Pool #4713,

4.50%, 6/20/40 (4)	1,492	1,575

Pool #4747,

5.00%, 7/20/40	1,493	1,595

Pool #654804,

6.00%, 5/20/36	258	282

Pool #782433,

6.00%, 10/20/38	1,443	1,567
		25,433

Government National Mortgage Association – 2.4%

Pool TBA,

5.00%, 10/1/34 (4)	13,800	14,718

4.00%, 10/15/39 (4)	1,500	1,551

4.50%, 10/15/39 (4)	9,900	10,426

5.50%, 10/1/40 (4)	1,200	1,290

4.50%, 10/15/40 (4)	4,200	4,418

5.00%, 10/15/40 (4)	13,800	14,693
		47,096

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (6) – continued

Tennessee Valley Authority – 0.1%

5.50%, 7/18/17	$600	$723

5.25%, 9/15/39	1,650	1,915
		2,638
Total U.S. Government Agencies
(Cost $752,744)		780,575

U.S. GOVERNMENT OBLIGATIONS – 33.9%

U.S. Treasury Bonds – 6.0%

8.75%, 8/15/20	1,450	2,241

7.88%, 2/15/21	1,550	2,297

8.00%, 11/15/21	2,125	3,205

7.13%, 2/15/23	2,000	2,884

6.25%, 8/15/23	11,550	15,643

7.63%, 2/15/25	165	253

6.00%, 2/15/26	6,750	9,115

5.38%, 2/15/31	1,000	1,288

4.50%, 2/15/36	475	546

4.75%, 2/15/37	7,335	8,769

5.00%, 5/15/37	4,575	5,681

4.38%, 2/15/38	8,890	10,018

4.50%, 5/15/38	1,700	1,955

3.50%, 2/15/39	6,000	5,805

4.25%, 5/15/39	12,250	13,467

4.50%, 8/15/39	8,000	9,160

4.38%, 11/15/39	7,000	7,853

4.63%, 2/15/40	12,250	14,313

4.38%, 5/15/40	6,000	6,739
		121,232

U.S. Treasury Notes – 27.9%

1.50%, 10/31/10	15,000	15,015

4.50%, 11/15/10	3,000	3,016

4.25%, 1/15/11	3,000	3,035

0.88%, 1/31/11	6,000	6,014

0.88%, 2/28/11	20,000	20,056

4.50%, 2/28/11	3,000	3,054

4.88%, 4/30/11	5,750	5,905

4.63%, 8/31/11	5,450	5,666

4.63%, 10/31/11	1,750	1,832

1.75%, 11/15/11	8,000	8,128

0.75%, 11/30/11	5,000	5,025

1.13%, 1/15/12	7,000	7,072

4.63%, 2/29/12	1,350	1,432

1.38%, 4/15/12	29,000	29,463

4.63%, 7/31/12	6,850	7,384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 33.9% – continued

U.S. Treasury Notes – 27.9% – continued

4.13%, 8/31/12	$10,400	$11,139

4.25%, 9/30/12	2,250	2,422

3.38%, 11/30/12	1,000	1,064

3.63%, 12/31/12	3,500	3,748

2.88%, 1/31/13	9,500	10,037

1.38%, 3/15/13	25,000	25,514

3.13%, 4/30/13	4,000	4,268

1.13%, 6/15/13	25,000	25,356

3.38%, 7/31/13	8,000	8,632

0.75%, 8/15/13	15,000	15,056

4.25%, 8/15/13	425	469

3.13%, 8/31/13	2,000	2,145

3.13%, 9/30/13	9,700	10,412

2.75%, 10/31/13	17,500	18,610

2.00%, 11/30/13	4,700	4,892

1.75%, 3/31/14	5,000	5,163

1.88%, 4/30/14	15,000	15,554

2.63%, 6/30/14	10,500	11,178

2.63%, 7/31/14	3,000	3,194

4.25%, 8/15/14	2,000	2,255

2.38%, 8/31/14	2,500	2,638

2.38%, 9/30/14	17,000	17,943

2.38%, 10/31/14	30,000	31,664

2.13%, 11/30/14	5,000	5,226

2.63%, 12/31/14	25,000	26,631

2.25%, 1/31/15	8,000	8,395

4.00%, 2/15/15	2,000	2,249

2.50%, 3/31/15	24,000	25,449

1.75%, 7/31/15	10,000	10,241

4.50%, 11/15/15	2,000	2,321

5.13%, 5/15/16	3,000	3,593

3.25%, 6/30/16	10,000	10,949

4.63%, 11/15/16	2,600	3,055

4.63%, 2/15/17	2,500	2,939

3.13%, 4/30/17	7,000	7,575

4.50%, 5/15/17	1,850	2,162

4.75%, 8/15/17	2,400	2,849

4.25%, 11/15/17	2,950	3,413

3.50%, 2/15/18	6,250	6,902

3.88%, 5/15/18	3,300	3,726

4.00%, 8/15/18	20,750	23,597

3.75%, 11/15/18	2,300	2,570

2.75%, 2/15/19	13,000	13,486

3.63%, 8/15/19	3,000	3,299

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 33.9% – continued

U.S. Treasury Notes – 27.9% – continued

3.38%, 11/15/19	$18,000	$19,391

3.50%, 5/15/20	5,000	5,427

2.63%, 8/15/20	8,000	8,075
		558,970
Total U.S. Government Obligations
(Cost $643,268)		680,202

MUNICIPAL BONDS – 0.5%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Build America Bonds,

4.84%, 1/1/41	110	111

California – 0.2%

Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F2, Build America Bonds,

6.26%, 4/1/49	225	249

Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series S1, Build America Bonds,

7.04%, 4/1/50 (4)	150	164

California State G.O. Unlimited Bonds, Build America Bonds,

7.30%, 10/1/39	920	975

California State Taxable G.O. Unlimited Bonds, Build America Bonds,

7.63%, 3/1/40	140	154

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,

7.55%, 4/1/39	585	638

East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,

5.87%, 6/1/40	100	113

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,

6.75%, 8/1/49	150	168

Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,

6.76%, 7/1/34	90	102

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Build America Bonds,

5.75%, 7/1/34	335	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5% – continued

California – 0.2% – continued

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,

6.14%, 5/1/49	$100	$111

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,

6.00%, 11/1/40	250	263

University of California Revenue Bonds, Build America Bonds,

5.95%, 5/15/45	150	153

University of California Revenue Bonds, Build America Bonds, Regents University,

6.27%, 5/15/31	200	214
		3,642

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds,

5.65%, 8/1/30	250	260

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds,

5.63%, 12/1/29	165	179

Connecticut State G.O. Unlimited Bonds, Series A,

5.85%, 3/15/32	200	227
		406

District of Columbia – 0.0%

District of Columbia Income TRB, Series E, Build America Bonds,

5.59%, 12/1/34	30	32

Georgia – 0.0%

Municipal Electric Authority of Georgia TRB, Series PL, Build America Bonds,

6.64%, 4/1/57	70	75

Illinois – 0.1%

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,

6.20%, 12/1/40	140	142

Chicago Transit Authority Transfer Tax Receipts Revenue Bonds, Series A,

6.90%, 12/1/40	300	327

Illinois State G.O. Unlimited Bonds, Build America Bonds,

6.63%, 2/1/35	250	249

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5% – continued

Illinois – 0.1% – continued

Illinois State Taxable G.O. Unlimited Bonds,

4.42%, 1/1/15	$100	$105

Illinois State Taxable Pension G.O. Unlimited Bonds,

5.10%, 6/1/33	1,025	864
		1,687

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,

4.50%, 8/1/31	250	244

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds,

6.88%, 7/1/42	355	371

New Jersey – 0.0%

New Jersey Economic Development Authority State Pension Funding Revenue Bonds, Series A,

7.43%, 2/15/29	100	117

New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,

7.41%, 1/1/40	125	156
		273

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund TRB, Build America Bonds,

7.34%, 11/15/39	75	94

Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,

6.67%, 11/15/39	250	268

Metropolitan Transportation Authority TRB, Series C1, Build America Bonds,

6.69%, 11/15/40	100	109

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Build America Bonds,

5.72%, 6/15/42	250	271

New York City Transitional Finance Authority TRB, Future Tax Secured, Build America Bonds,

5.77%, 8/1/36	300	316

New York G.O. Unlimited Bonds, Series H-1, Build America Bonds,

5.85%, 6/1/40	85	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5% – continued

New York – 0.1% – continued

New York State Urban Development Corp. TRB, Build America Bonds,

5.77%, 3/15/39	$100	$107
		1,254

Ohio – 0.0%

American Municipal Power-Ohio, Inc. Revenue Bonds, Sub Series B, Build America Bonds,

6.45%, 2/15/44	200	209

Ohio State University General Receipts TRB, Series C, Build America Bonds,

4.91%, 6/1/40 (4)	190	194

Ohio State Water Development Authority Pollution Control TRB, Series B2, Loan Fund,

4.88%, 12/1/34	90	94
		497

Oregon – 0.0%

Oregon State Department of Transportation Highway User TRB, Sub Lien Series A, Build America Bonds,

5.83%, 11/15/34	200	228

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Senior Lien Build America Bonds,

5.02%, 12/1/48 (4)	180	181

North Texas Tollway Authority TRB, Series B, Build America Bonds,

6.72%, 1/1/49	125	137

Texas State Transportation Commission TRB, Series B, First Tier,

5.18%, 4/1/30	150	161

University of Texas Revenue Bonds, Series D, Build America Bonds,

5.13%, 8/15/42	190	203
		682

Utah – 0.0%

State of Utah G.O. Unlimited Bonds, Series B, Build America Bonds,

3.54%, 7/1/25	45	45

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5% – continued

Washington – 0.0%

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,

5.14%, 8/1/40	$100	$104
Total Municipal Bonds
(Cost $9,480)		9,911

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.3%
Northern Institutional Funds – Diversified Assets Portfolio (7)(8)	226,736,598	$226,737
Total Investment Companies
(Cost $226,737)		226,737

Total Investments – 110.4%
(Cost $2,095,687)		2,212,486
Liabilities less Other Assets – (10.4)%		(208,741)
NET ASSETS – 100.0%		$2,003,745

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $1,865,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Petroleos Mexicanos, 6.00%, 3/5/20	1/28/10	$543
NBC Universal, Inc., 5.15%, 4/30/20	4/27/10	200
NBC Universal, Inc., 4.38%, 4/1/21	9/27/10	400
NBC Universal, Inc., 3.65%, 4/30/15	4/27/10	115
NBC Universal, Inc., 2.10%, 4/1/14	9/27/10	110
Oracle Corp., 3.88%, 7/15/20	6/30/09	99

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(4)	When-Issued Security.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $205,037,000 with net purchases of approximately $21,700,000 during the six months ended September 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	79.2%
AA	4.3
A	9.7
BAA	6.8

Total	100.0%

* Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$–	$66,466 (1)	$–	$66,466
Corporate Bonds	–	317,867 (1)	–	317,867
Foreign Issuer Bonds	–	130,728 (1)	–	130,728
U.S. Government Agencies	–	780,575 (1)	–	780,575
U.S. Government Obligations	–	680,202 (1)	–	680,202
Municipal Bonds	–	9,911 (1)	–	9,911
Investment Companies	226,737	–	–	226,737

Total Investments	$226,737	$1,985,749	$–	$2,212,486

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Foreign Issuer Bonds
Multi-National	$200	$–	$4	$–	$(204)	$–
Oil & Gas	564	–	44	–	(608)	–

Total	$764	$–	$48	$–	$(812)	$–

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.0%

Commercial Mortgage Services – 3.0%

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	$1,759	$1,796

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	8,256	8,637

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	4,515	4,811

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	7,000	7,604

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	3,607	3,638
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	6,720	6,848
		33,334
Total Asset-Backed Securities
(Cost $32,451)		33,334

CORPORATE BONDS – 22.4%

Aerospace/Defense – 0.6%
Meccanica Holdings USA, 6.25%, 1/15/40 (1)(2)	6,150	6,118

Agriculture – 1.1%

Altria Group, Inc., 10.20%, 2/6/39	2,580	3,813

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	1,535	1,855
Lorillard Tobacco Co., 8.13%, 6/23/19	5,950	6,811
		12,479

Auto Manufacturers – 0.4%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	4,315	4,588

Auto Parts & Equipment – 0.3%
Johnson Controls, Inc., 5.00%, 3/30/20	2,870	3,154

Banks – 1.4%

Citigroup, Inc., 5.38%, 8/9/20	3,800	3,932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 22.4% – continued

Banks – 1.4% – continued

Goldman Sachs Group (The), Inc., 3.70%, 8/1/15	$5,790	$5,924

5.63%, 1/15/17	5,230	5,538
		15,394

Beverages – 0.2%
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	2,250	2,309

Biotechnology – 0.4%

Genzyme Corp., 3.63%, 6/15/15 (1)(2)	3,870	4,104

5.00%, 6/15/20 (1)(2)	710	789
		4,893

Chemicals – 0.4%
Mosaic (The) Co., 7.63%, 12/1/16 (2)	4,345	4,711

Diversified Financial Services – 3.3%

Capital One Capital V, 10.25%, 8/15/39	3,195	3,459

Countrywide Financial Corp., 6.25%, 5/15/16	3,485	3,751

Erac USA Finance LLC, 5.25%, 10/1/20 (1)(2)	3,515	3,754

7.00%, 10/15/37 (1)(2)	2,595	2,990

FMR LLC, 6.45%, 11/15/39 (1)(2)	5,250	5,360

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	6,375	6,407

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	5,375	5,518

Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	428	428
TD Ameritrade Holding Corp., 5.60%, 12/1/19	4,385	4,845
		36,512

Electronics – 0.9%

Agilent Technologies, Inc., 6.50%, 11/1/17	5,780	6,658

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,630	2,681

3.25%, 11/20/14 (2)	1,050	1,108
		10,447

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 22.4% – continued

Food – 0.4%
SUPERVALU, Inc., 8.00%, 5/1/16	$4,695	$4,730

Insurance – 2.7%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	2,609	2,743

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	1,255	1,366

2.50%, 9/29/15 (1)(2)	7,200	7,213

New York Life Global Funding, 4.65%, 5/9/13 (1)(2)	5,555	6,016

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	5,735	6,395
Protective Life Corp., 8.45%, 10/15/39	5,605	6,145
		29,878

Iron/Steel – 0.5%

Nucor Corp., 4.13%, 9/15/22	1,000	1,018
Steel Dynamics, Inc., 7.75%, 4/15/16	4,720	4,909
		5,927

Lodging – 0.5%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	4,580	5,095

Media – 0.9%

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	5,775	6,439
Time Warner, Inc., 6.10%, 7/15/40	3,115	3,354
		9,793

Metal Fabrication/Hardware – 0.5%
Commercial Metals Co., 7.35%, 8/15/18	4,845	5,251

Office/Business Equipment – 0.4%
Xerox Corp., 4.25%, 2/15/15	3,770	4,048

Oil & Gas – 1.8%

Anadarko Petroleum Corp., 5.95%, 9/15/16	2,500	2,730

6.20%, 3/15/40	2,500	2,437

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 22.4% – continued

Oil & Gas – 1.8% – continued

Apache Corp., 5.10%, 9/1/40	$2,615	$2,631

Newfield Exploration Co., 7.13%, 5/15/18	2,235	2,386

6.88%, 2/1/20	1,905	2,024

Pioneer Natural Resources Co., 6.88%, 5/1/18	3,690	3,949
Pride International, Inc., 8.50%, 6/15/19	3,160	3,666
		19,823

Packaging & Containers – 1.0%

Ball Corp., 7.13%, 9/1/16	2,245	2,425

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (2)	3,180	3,236
Temple-Inland, Inc., 6.88%, 1/15/18	5,500	5,887
		11,548

Pharmaceuticals – 0.3%
Express Scripts, Inc., 5.25%, 6/15/12	2,515	2,685

Pipelines – 1.0%

Enterprise Products Operating LLC, 5.00%, 3/1/15	3,340	3,677

6.45%, 9/1/40	4,455	4,953
Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	2,605	2,849
		11,479

Software – 0.7%
Oracle Corp., 5.38%, 7/15/40 (1)(2)	7,050	7,583

Telecommunications – 2.5%

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	4,530	5,006

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	2,650	3,608

Frontier Communications Corp., 8.25%, 4/15/17	7,860	8,597

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 22.4% – continued

Telecommunications – 2.5% – continued

Qwest Corp., 7.63%, 6/15/15	$5,775	$6,583
Windstream Corp., 8.13%, 8/1/13	3,975	4,313
		28,107

Transportation – 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,720	1,742
Total Corporate Bonds
(Cost $235,892)		248,294

FOREIGN ISSUER BONDS – 8.2%

Banks – 2.1%

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (1)(2)	9,475	9,664

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)	4,825	4,872

Toronto-Dominion Bank (The), 2.20%, 7/29/15 (1)(2)	4,750	4,814
Westpac Banking Corp., 4.20%, 2/27/15	3,830	4,116
		23,466

Beverages – 0.3%
SABMiller PLC, 5.50%, 8/15/13 (1)(2)	3,160	3,475

Diversified Financial Services – 0.7%
Macquarie Group Ltd., 6.00%, 1/14/20 (1)(2)	6,875	7,189

Electric – 0.3%
TransAlta Corp., 4.75%, 1/15/15	3,030	3,287

Insurance – 1.0%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	3,990	4,511
XL Group PLC, 6.50%, 4/15/17	8,200	6,765
		11,276

Leisure Time – 0.5%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	5,245	5,521

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 8.2% – continued

Miscellaneous Manufacturing – 0.8%

Tyco Electronics Group S.A., 6.00%, 10/1/12	$5,942	$6,426
Tyco International Finance S.A., 4.13%, 10/15/14	1,970	2,144
		8,570

Oil & Gas – 1.0%

Nexen, Inc., 6.40%, 5/15/37	2,650	2,888

Petroleos Mexicanos, 5.50%, 1/21/21 (1)(2)	4,935	5,256
Shell International Finance B.V., 3.10%, 6/28/15	2,390	2,516
		10,660

Oil & Gas Services – 0.8%

Weatherford International Ltd., 9.63%, 3/1/19	3,135	4,089

Weatherford International Ltd. Bermuda, 5.13%, 9/15/20	3,000	3,067

6.75%, 9/15/40	1,910	1,991
		9,147

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	5,050	5,283

Transportation – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 7.38%, 6/1/14	2,635	2,727
Total Foreign Issuer Bonds
(Cost $87,807)		90,601

U.S. GOVERNMENT AGENCIES – 32.8% (3)

Fannie Mae – 23.9%

Pool #190371,

6.50%, 7/1/36	938	1,028

Pool #255452,

5.50%, 10/1/19	3,522	3,808

Pool #255498,

5.50%, 12/1/34	1,767	1,895

Pool #257314,

5.00%, 8/1/23	4,174	4,429

Pool #535714,

7.50%, 1/1/31	126	144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 32.8% (3) – continued

Fannie Mae – 23.9% – continued

Pool #545003,

8.00%, 5/1/31	$6	$7

Pool #545437,

7.00%, 2/1/32	249	282

Pool #545556,

7.00%, 4/1/32	166	188

Pool #555189,

7.00%, 12/1/32	990	1,123

Pool #581806,

7.00%, 7/1/31	399	453

Pool #735893,

5.00%, 10/1/35	15,722	16,619

Pool #796457,

6.00%, 9/1/34	5,648	6,165

Pool #797773,

5.00%, 3/1/20	936	999

Pool #802793,

5.50%, 11/1/34	1,694	1,817

Pool #829125,

5.50%, 10/1/35	9,984	10,678

Pool #831810,

6.00%, 9/1/36	10,311	11,197

Pool #845182,

5.50%, 11/1/35	9,877	10,563

Pool #871232,

6.00%, 4/1/36	6,520	7,042

Pool #888538,

5.50%, 1/1/37	2,685	2,872

Pool #889266,

4.50%, 3/1/23	2,725	2,869

Pool #890001,

5.00%, 2/1/38	9,022	9,537

Pool #890009,

5.50%, 9/1/36	10,269	11,033

Pool #893082,

5.80%, 9/1/36	3,853	4,073

Pool #919638,

5.50%, 9/1/37	8,706	9,262

Pool #934476,

4.50%, 3/1/23	3,628	3,820

Pool #946869,

6.00%, 9/1/37	2,415	2,599

Pool #955782,

6.50%, 10/1/37	1,426	1,563

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 32.8% (3) – continued

Fannie Mae – 23.9% – continued

Pool #985560,

6.00%, 6/1/38	$6,422	$6,902

Pool #988916,

5.00%, 8/1/23	2,198	2,332

Pool #991529,

6.00%, 11/1/38	8,751	9,438

Pool #993739,

6.00%, 9/1/38	4,899	5,272

Pool #995930,

5.00%, 4/1/39	3,373	3,553

Pool #995976,

6.00%, 4/1/38	4,090	4,401

Pool #AB1470,

4.50%, 9/1/40	9,472	9,875

Pool #AC6767,

4.50%, 1/1/40	4,674	4,900

Pool #AC9581,

5.50%, 1/1/40	7,925	8,481

Pool #AD6929,

5.00%, 6/1/40	8,065	8,528

Pool TBA,

4.50%, 10/15/40 (4)	55,608	57,902

5.00%, 10/15/40 (4)	16,223	17,075
		264,724

Freddie Mac – 2.1%

Pool #1B3575,

6.06%, 9/1/37	3,812	4,102

Pool #1G2296,

6.17%, 11/1/37	7,484	8,070

Pool #1J0365,

5.76%, 4/1/37	2,377	2,529

Pool #1J2840,

5.92%, 9/1/37	2,423	2,584

Pool #848076,

5.52%, 6/1/38	5,728	6,134
		23,419

Freddie Mac Gold – 5.7%

Pool #A62213,

6.00%, 6/1/37	7,433	8,102

Pool #A65182,

6.50%, 9/1/37	10,272	11,202

Pool #C00910,

7.50%, 1/1/30	401	457

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 32.8% (3) – continued

Freddie Mac Gold – 5.7% – continued

Pool #C02790,

6.50%, 4/1/37	$5,201	$5,734

Pool #C02838,

5.50%, 5/1/37	7,589	8,116

Pool #C03517,

4.50%, 9/1/40 (4)	11,710	12,191

Pool #G01954,

5.00%, 11/1/35	7,450	7,873

Pool #G02869,

5.00%, 11/1/35	9,390	9,924
		63,599

Ginnie Mae I Pool – 0.2%

Pool #627123,

5.50%, 3/15/34	2,369	2,570

Ginnie Mae II Pool – 0.5%

Pool #82581,

4.00%, 7/20/40	5,129	5,421

Government National Mortgage Association – 0.4%

Series 2008, Class 8A,

3.61%, 11/16/27	3,737	3,816
Total U.S. Government Agencies
(Cost $349,404)		363,549

U.S. GOVERNMENT OBLIGATIONS – 21.7%

U.S. Treasury Bonds – 3.7%

4.38%, 5/15/40	36,655	41,169

U.S. Treasury Notes – 18.0%

0.75%, 9/15/13	32,255	32,361

1.25%, 9/30/15	34,197	34,144

1.88%, 9/30/17	70,067	69,892

2.63%, 8/15/20	63,140	63,731
		200,128
Total U.S. Government Obligations
(Cost $239,027)		241,297

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 19.4%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	215,873,856	$215,874
Total Investment Companies
(Cost $215,874)		215,874

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill,

0.30%, 1/13/11	$1,499	$1,499
Total Short-Term Investments
(Cost $1,499)		1,499

Total Investments – 107.6%
(Cost $1,161,954)		1,194,448
Liabilities less Other Assets – (7.6)%		(84,498)
NET ASSETS – 100.0%		$1,109,950

(1)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $104,818,000 or 9.44% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13	1/29/10	$9,471
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	4,841
Erac USA Finance LLC, 5.25%, 10/1/20	6/24/10	3,493
Erac USA Finance LLC, 7.00%, 10/15/37	10/10/07	2,573
FMR LLC, 6.45%, 11/15/39	1/6/10	4,985
Genzyme Corp., 3.63%, 6/15/15	7/26/10	4,020
Genzyme Corp., 5.00%, 6/15/20	6/14/10	704
Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	4,574
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09 - 1/5/10	2,410
Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	4,796

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Macquarie Group Ltd., 6.00%, 1/14/20	1/7/10	$6,869
Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09 - 11/17/09	6,174
Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	1,338
Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	7,196
New York Life Global Funding, 4.65%, 5/9/13	10/27/09	5,903
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	4,297
Oracle Corp., 5.38%, 7/15/40	7/12/10	6,968
Petroleos Mexicanos, 5.50%, 1/21/21	7/13/10	4,886
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	428
Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	5,723
SABMiller PLC, 5.50%, 8/15/13	3/6/09	3,021
Toronto-Dominion Bank (The), 2.20%, 7/29/15	7/22/10	4,743

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,345,000 with net purchases of approximately $128,529,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	70.0%
AA	2.3
A	6.2
BAA	15.3
BA	5.9
B	0.3

Total	100%

* Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$–	$33,334 (1)	$–	$33,334
Corporate Bonds	–	248,294 (1)	–	248,294
Foreign Issuer Bonds	–	90,601 (1)	–	90,601
U.S. Government Agencies	–	363,549 (1)	–	363,549
U.S. Government Obligations	–	241,297 (1)	–	241,297
Investment Companies	215,874	–	–	215,874
Short-Term Investments	–	1,499	–	1,499
Total Investments	$215,874	$978,574	$–	$1,194,448

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Corporate Bonds
Diversified Financial Services	$5,291	$17	$373	$(321)	$(5,360)	$–
Foreign Issuer Bonds
Banks	17,960	71	298	(8,665)	(9,664)	–
Miscellaneous Manufacturing	5,944	(1)	(41)	(5,902)	–	–
Warrants	–	(5)	5	–	–	–

Total	$29,195	$87	$630	$(14,888)	$(15,024)	$ –

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS – 95.6%

British Pound Sterling – 4.5%

Treasury of Great Britain,

4.00%, 9/7/16	$275	$478

4.75%, 12/7/30	150	268

4.25%, 3/7/36	450	750

4.75%, 12/7/38	280	505
		2,001

Canadian Dollar – 3.7%

Government of Canada,

5.00%, 6/1/14	1,230	1,335

8.00%, 6/1/23	190	281
		1,616

Danish Krone - 1.0%

Government of Denmark,

4.00%, 11/15/12	100	20

4.00%, 11/15/19	2,125	439
		459

Euro – 26.2%

Bundesobligation,

2.25%, 4/10/15	672	951

Buoni Poliennali Del Tesoro,

3.75%, 9/15/11	643	894

3.75%, 8/1/16	500	711

5.00%, 3/1/25	550	805

5.25%, 11/1/29	200	295

5.00%, 8/1/39	170	243

Deutschland Bundesrepublik,

6.25%, 1/4/24	285	550

5.63%, 1/4/28	200	376

5.50%, 1/4/31	95	181

4.75%, 7/4/40	150	280

Government of Belgium,

5.00%, 9/28/12	360	527

4.25%, 9/28/14	502	746

4.00%, 3/28/18	260	384

Government of France O.A.T.,

5.00%, 10/25/16	385	613

3.75%, 10/25/19	525	783

4.00%, 10/25/38	600	931

Government of Netherlands,

3.75%, 7/15/14	700	1,039

4.00%, 7/15/18	250	383

Government of Spain,

5.00%, 7/30/12	242	346

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS – 95.6% – continued

Euro – 26.2% – continued

3.30%, 10/31/14	$260	$360

6.00%, 1/31/29	110	172
		11,570

Japanese Yen – 27.2%

European Investment Bank,

1.40%, 6/20/17	40,000	505

Government of Japan Ten Year Bonds,

1.00%, 12/20/12	50,000	610

1.30%, 3/20/14	120,000	1,493

1.30%, 3/20/15	90,000	1,129

1.50%, 9/20/15	44,300	563

1.50%, 12/20/17	110,000	1,413

1.30%, 12/20/18	40,000	504

1.30%, 9/20/19	18,500	232

Government of Japan Thirty Year Bonds,

2.50%, 9/20/37	41,000	563

2.20%, 9/20/39	19,000	247

Government of Japan Twenty Year Bonds,

1.90%, 3/22/21	108,000	1,408

1.80%, 6/20/23	50,000	640

1.80%, 6/20/30	90,000	1,097

Government of Japan Two Year Bonds,

0.20%, 4/15/12	50,000	600

Landwirtschaftliche Rentenbank,

1.38%, 4/25/13	80,000	985
		11,989

United States Dollar – 33.0%

Freddie Mac,

5.13%, 7/15/12	750	811

U.S. Treasury Bonds,

8.75%, 5/15/17	300	431

6.25%, 8/15/23	400	542

6.63%, 2/15/27	350	505

6.38%, 8/15/27	140	198

6.13%, 8/15/29	50	70

5.38%, 2/15/31	40	51

4.50%, 2/15/36	265	305

4.25%, 5/15/39	500	550

U.S. Treasury Notes,

0.75%, 11/30/11	1,500	1,507

2.88%, 1/31/13	150	158

2.75%, 2/28/13	1,024	1,080

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS – 95.6% – continued

United States Dollar – 33.0% – continued

4.25%, 11/15/13	$234	$260

2.00%, 11/30/13	1,000	1,041

1.88%, 4/30/14	830	861

2.63%, 6/30/14	750	798

4.13%, 5/15/15	650	737

4.88%, 8/15/16	1,500	1,781

3.13%, 10/31/16	600	651

4.25%, 11/15/17	322	373

3.50%, 5/15/20	800	868

2.63%, 8/15/20	1,000	1,009
		14,587
Total Debt Obligations
(Cost $38,330)		42,222

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	1,429,876	$1,430
Total Investment Companies
(Cost $1,430)		1,430

Total Investments – 98.9%
(Cost $39,760)		43,652
Other Assets less Liabilities – 1.1%		501
NET ASSETS – 100.0%		$44,153

(1)	Principal amounts stated in local currencies.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,000 with net purchases of approximately $1,319,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Global Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
U.S. Government	31.4%
Agency	1.9
AAA	26.9
AA	36.3
Reserves	3.5

Total	100.0%

* Standard & Poor’s Rating Services.

At September 30, 2010, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	1,300	United States Dollar	1,200	12/10/10	$(45)
Canadian Dollar	860	United States Dollar	824	12/10/10	(10)
Danish Krone	485	United States Dollar	83	12/10/10	(6)
Euro	234	United States Dollar	300	12/10/10	(18)
Japanese Yen	17,300	United States Dollar	207	12/10/10	(1)
Swedish Krona	1,845	United States Dollar	253	10/12/10	(21)
United States Dollar	252	Swedish Krona	1,845	10/12/10	21
United States Dollar	1,200	Australian Dollar	1,254	12/10/10	1
United States Dollar	279	Australian Dollar	309	12/10/10	17
United States Dollar	277	British Pound	175	12/10/10	(3)
United States Dollar	220	British Pound	140	12/10/10	1
United States Dollar	425	British Pound	277	12/10/10	10
United States Dollar	432	Euro	329	12/10/10	16
United States Dollar	635	Euro	498	12/10/10	43
United States Dollar	614	Japanese Yen	51,600	12/10/10	5
United States Dollar	1,351	Japanese Yen	113,211	12/10/10	7
United States Dollar	252	Swedish Krona	1,845	12/10/10	21

Total					$38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$–	$42,222 (1)	$–	$42,222
Investment Companies	1,430	–	–	1,430

Total Investments	$1,430	$42,222	$–	$43,652

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign
Exchange Contracts	$–	$38	$–	$38

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Japanese Yen	$12,978	$1,251	$63	$(7,593)	$(6,699)	$–

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.5%

Diversified Financial Services – 0.5%

Glen Meadow Pass-Through Trust,

6.51%, 2/12/67 (1)	$21,675	$17,177
Total Asset-Backed Securities
(Cost $16,909)		17,177

CORPORATE BONDS – 75.3%

Aerospace/Defense – 1.6%

Alliant Techsystems, Inc.,

6.88%, 9/15/20	16,750	17,022

BE Aerospace, Inc.,

8.50%, 7/1/18	15,364	16,747

6.88%, 10/1/20	4,925	5,023

Esterline Technologies Corp.,

7.00%, 8/1/20 (1)	15,450	15,991
		54,783

Agriculture – 0.5%

Alliance One International, Inc.,

10.00%, 7/15/16	15,810	17,114

Airlines – 1.1%

Delta Air Lines, Inc.,

12.25%, 3/15/15 (1)	21,050	23,260

United Air Lines, Inc.,

9.88%, 8/1/13 (1)	14,775	16,031
		39,291

Apparel – 1.0%

Levi Strauss & Co.,

7.63%, 5/15/20	16,750	17,378

Phillips-Van Heusen Corp.,

7.38%, 5/15/20	15,750	16,597
		33,975

Auto Manufacturers – 0.6%

Ford Motor Co.,

7.45%, 7/16/31	20,700	21,580

Auto Parts & Equipment – 1.7%

American Axle & Manufacturing, Inc.,

7.88%, 3/1/17	17,815	17,659

ArvinMeritor, Inc.,

8.13%, 9/15/15	18,700	18,934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Auto Parts & Equipment – 1.7% – continued

Goodyear Tire & Rubber (The) Co.,

10.50%, 5/15/16	$19,700	$22,310
		58,903

Banks – 2.2%

Ally Financial, Inc.,

7.50%, 12/31/13	14,955	15,890

7.50%, 9/15/20 (1)	14,775	15,735

CIT Group Funding Co. of Delaware LLC,

10.25%, 5/1/17	9,850	10,195

CIT Group, Inc.,

7.00%, 5/1/14	14,775	14,738

7.00%, 5/1/16	19,675	19,380
		75,938

Chemicals – 0.9%

Huntsman International LLC,

8.63%, 3/15/20	15,275	15,810

Lyondell Chemical Co.,

8.00%, 11/1/17 (1)	15,250	16,660
		32,470

Commercial Services – 2.9%

FTI Consulting, Inc.,

6.75%, 10/1/20 (1)	9,850	9,924

Hertz (The) Corp.,

7.50%, 10/15/18 (1)	15,775	15,775

Interactive Data Corp.,

10.25%, 8/1/18 (1)	10,825	11,462

Iron Mountain, Inc.,

8.75%, 7/15/18	11,525	12,231

RSC Equipment Rental, Inc./RSC Holdings III LLC,

10.25%, 11/15/19	14,750	15,672

Service Corp. International,

7.50%, 4/1/27	24,315	23,221

Stonemor Operating LLC/Cornerstone Family Services/Osiris Holding,

10.25%, 12/1/17 (1)(2)	12,149	12,908
		101,193

Cosmetics/Personal Care – 0.5%

Revlon Consumer Products Corp.,

9.75%, 11/15/15	15,750	16,537

Distribution/Wholesale – 1.0%

ACE Hardware Corp.,

9.13%, 6/1/16 (1)(2)	14,825	15,826

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Distribution/Wholesale – 1.0% – continued

American Tire Distributors, Inc.,

9.75%, 6/1/17	$17,725	$18,877
		34,703

Diversified Financial Services – 2.8%

E*TRADE Financial Corp.,

7.38%, 9/15/13	17,520	17,126

Ford Motor Credit Co. LLC,

8.13%, 1/15/20	31,525	36,224

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

8.00%, 1/15/18	19,700	19,798

International Lease Finance Corp.,

4.75%, 1/13/12	9,850	9,850

5.40%, 2/15/12	14,775	14,849
		97,847

Electric – 3.4%

AES (The) Corp.,

9.75%, 4/15/16	26,900	30,935

Calpine Corp.,

7.88%, 7/31/20 (1)	19,675	20,216

Energy Future Holdings Corp.,

10.00%, 1/15/20 (1)	34,914	34,661

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,

10.88%, 6/1/16 (1)(2)	12,775	13,957

NRG Energy, Inc.,

8.25%, 9/1/20 (1)	19,700	20,316
		120,085

Electronics – 0.6%

Viasystems, Inc.,

12.00%, 1/15/15 (1)	18,475	20,161

Engineering & Construction – 0.9%

American Residential Services LLC,

12.00%, 4/15/15 (1)(2)	9,850	9,899

MasTec, Inc.,

7.63%, 2/1/17	20,230	20,180
		30,079

Entertainment – 1.2%

AMC Entertainment, Inc.,

8.75%, 6/1/19	14,750	15,543

Diamond Resorts Corp.,

12.00%, 8/15/18 (1)	17,390	17,085

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Entertainment – 1.2% – continued

Liberty Tire Recycling.,

11.00%, 10/1/16 (1)	$9,850	$10,047
		42,675

Environmental Control – 0.3%

Casella Waste Systems, Inc.,

11.00%, 7/15/14	8,600	9,417

Food – 2.3%

Ingles Markets, Inc.,

8.88%, 5/15/17	16,725	18,021

New Albertsons, Inc.,

8.00%, 5/1/31	11,825	9,637

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,

9.25%, 4/1/15 (1)	13,750	14,300

8.25%, 9/1/17 (1)	6,900	6,986

Tops Markets LLC,

10.13%, 10/15/15 (1)	14,775	15,865

U.S. Foodservice,

10.75%, 6/30/15 (1)	17,700	18,054
		82,863

Forest Products & Paper – 0.4%

P.H. Glatfelter Co.,

7.13%, 5/1/16	13,402	13,687

Gaming – 2.9%

Chukchansi Economic Development Authority,

8.00%, 11/15/13 (1)	15,520	9,079

Midwest Gaming Borrower LLC/Midwest Finance Corp.,

11.63%, 4/15/16 (1)	22,025	22,410

MTR Gaming Group, Inc.,

12.63%, 7/15/14	15,750	15,986

Peninsula Gaming LLC,

10.75%, 8/15/17	16,725	17,666

Scientific Games International, Inc.,

9.25%, 6/15/19	19,928	21,174

Yonkers Racing Corp.,

11.38%, 7/15/16 (1)	15,972	17,330
		103,645

Gas Distribution – 1.4%

Ferrellgas L.P./Ferrellgas Finance Corp.,

9.13%, 10/1/17	15,685	16,999

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Gas Distribution – 1.4% – continued

Inergy L.P./Inergy Finance Corp.,

8.25%, 3/1/16	$18,499	$19,424

Suburban Propane Partners L.P./Suburban Energy Finance Corp.,

7.38%, 3/15/20	12,800	13,600
		50,023

Healthcare – Products – 0.9%

Accellent, Inc.,

10.50%, 12/1/13	16,425	16,589

Alere, Inc.,

8.63%, 10/1/18 (1)(2)	15,750	15,987
		32,576

Healthcare – Services – 3.3%

CHS/Community Health Systems, Inc.,

8.88%, 7/15/15	17,225	18,302

HCA, Inc.,

8.50%, 4/15/19	29,550	32,948

Healthsouth Corp.,

8.13%, 2/15/20	17,000	17,680

LifePoint Hospitals, Inc.,

6.63%, 10/1/20 (1)	9,125	9,307

Multiplan, Inc.,

9.88%, 9/1/18 (1)	17,725	18,523

Tenet Healthcare Corp.,

6.88%, 11/15/31	23,525	19,055
		115,815

Home Builders – 1.4%

Beazer Homes USA, Inc.,

9.13%, 6/15/18	19,200	17,976

K Hovnanian Enterprises, Inc.,

10.63%, 10/15/16	16,750	16,771

Meritage Homes Corp.,

7.15%, 4/15/20	15,725	14,860
		49,607

Household Products/Wares – 0.7%

Jarden Corp.,

7.50%, 1/15/20	10,725	11,154

Prestige Brands, Inc.,

8.25%, 4/1/18	14,140	14,635
		25,789

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Insurance – 2.3%

Crum & Forster Holdings Corp.,

7.75%, 5/1/17	$11,070	$11,527

Genworth Financial, Inc.,

6.15%, 11/15/66	31,500	23,901

Liberty Mutual Group, Inc.,

10.75%, 6/15/58 (1)	24,309	28,684

Symetra Financial Corp.,

8.30%, 10/15/37 (1)	18,700	16,666
		80,778

Internet – 1.0%

GXS Worldwide, Inc.,

9.75%, 6/15/15	16,150	16,090

Terremark Worldwide, Inc.,

12.00%, 6/15/17	17,405	19,885
		35,975

Iron/Steel – 1.2%

AK Steel Corp.,

7.63%, 5/15/20	14,775	14,960

Ryerson Holding Corp.,

24.29%, 2/1/15 (1)(3)	58,938	26,969
		41,929

Lodging – 1.9%

Harrah’s Operating Co., Inc.,

11.25%, 6/1/17	19,775	21,654

12.75%, 4/15/18 (1)	9,825	9,162

10.00%, 12/15/18	8,375	6,690

Marina District Finance Co., Inc.,

9.50%, 10/15/15 (1)	7,875	7,639

9.88%, 8/15/18 (1)	6,900	6,658

MGM Resorts International,

5.88%, 2/27/14	19,700	16,843
		68,646

Machinery – Diversified – 0.4%

CNH America LLC,

7.25%, 1/15/16	14,435	15,373

Media – 3.7%

Cablevision Systems Corp.,

8.63%, 9/15/17	11,825	13,008

CCO Holdings LLC/CCO Holdings Capital Corp.,

7.25%, 10/30/17 (1)	9,850	9,985

7.88%, 4/30/18(1)	11,825	12,268

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Media – 3.7% – continued

Clear Channel Communications, Inc.,

6.25%, 3/15/11	$24,647	$24,462

10.75%, 8/1/16	19,675	15,347

McClatchy (The) Co.,

11.50%, 2/15/17	19,775	21,036

Mediacom Broadband LLC/Mediacom Broadband Corp.,

8.50%, 10/15/15	13,525	13,829

Umbrella Acquisition, Inc.,

9.75%, 3/15/15 (1)(4)	21,843	20,914
		130,849

Miscellaneous Manufacturing – 0.9%

Colt Defense LLC/Colt Finance Corp.,

8.75%, 11/15/17 (1)	15,750	11,576

FGI Holding Co., Inc.,

11.25%, 10/1/15(1)(4)	19,650	18,815
		30,391

Oil & Gas – 3.6%

Chesapeake Energy Corp.,

9.50%, 2/15/15	19,675	22,774

Denbury Resources, Inc.,

8.25%, 2/15/20	18,681	20,386

Hilcorp Energy I L.P./Hilcorp Finance Co.,

7.75%, 11/1/15 (1)	17,570	17,746

Linn Energy LLC/Linn Energy Finance Corp.,

8.63%, 4/15/20 (1)	11,825	12,534

7.75%, 2/1/21 (1)(2)	9,850	9,936

Petrohawk Energy Corp.,

7.25%, 8/15/18 (1)	12,800	13,056

QEP Resources, Inc.,

6.88%, 3/1/21	12,300	13,315

Swift Energy Co.,

7.13%, 6/1/17	18,205	18,023
		127,770

Oil & Gas Services – 0.8%

Aquilex Holdings LLC/Aquilex Finance Corp.,

11.13%, 12/15/16	12,800	12,672

Dresser-Rand Group, Inc.,

7.38%, 11/1/14	15,171	15,323
		27,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Oil Refining & Marketing – 0.6%

Citgo Petroleum Corp.,

11.50%, 7/1/17 (1)	$18,700	$20,710

Packaging & Containers – 2.1%

Berry Plastics Corp.,

9.50%, 5/15/18	12,825	12,056

Graham Packaging Co. L.P./GPC Capital Corp. I,

8.25%, 1/1/17 (1)	13,863	14,071

8.25%, 10/1/18 (1)	4,925	5,005

Plastipak Holdings, Inc.,

8.50%, 12/15/15 (1)	11,662	12,070

10.63%, 8/15/19 (1)	9,350	10,378

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,

8.50%, 5/15/18 (1)	19,675	19,232
		72,812

Pharmaceuticals – 2.0%

Mylan, Inc.,

7.63%, 7/15/17 (1)	14,750	15,690

7.88%, 7/15/20 (1)	5,900	6,321

QHP Royalty Sub LLC,

10.25%, 3/15/15 (1)(2)	7,370	7,534

Valeant Pharmaceuticals International,

6.75%, 10/1/17 (1)	13,050	13,311

7.63%, 3/15/20 (1)	22,745	28,886
		71,742

Pipelines – 2.0%

Energy Transfer Equity L.P.,

7.50%, 10/15/20	19,360	20,377

Holly Energy Partners L.P./Holly Energy Finance Corp.,

8.25%, 3/15/18 (1)	15,750	16,419

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,

8.88%, 4/1/18 (1)	16,750	16,834

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,

8.25%, 7/1/16	9,565	10,115

7.88%, 10/15/18 (1)	6,900	7,193
		70,938

Real Estate Investment Trusts – 0.6%

Omega Healthcare Investors, Inc.,

7.50%, 2/15/20 (1)	13,880	14,557

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Real Estate Investment Trusts – 0.6% – continued

6.75%, 10/15/22 (1)	$5,925	$5,869
		20,426

Retail – 5.7%

AutoNation, Inc.,

6.75%, 4/15/18	11,980	12,280

CKE Restaurants, Inc.,

11.38%, 7/15/18 (1)	19,925	20,423

Landry’s Restaurants, Inc.,

11.63%, 12/1/15	15,750	16,616

NPC International, Inc.,

9.50%, 5/1/14	15,550	15,861

Pantry (The), Inc.,

7.75%, 2/15/14	14,000	14,035

Rite Aid Corp.,

7.50%, 3/1/17	14,775	13,611

9.50%, 6/15/17	9,905	8,320

Sears Holdings Corp.,

6.63%, 10/15/18 (1)(5)	16,750	16,876

Sonic Automotive, Inc.,

9.00%, 3/15/18	17,725	18,390

Susser Holdings LLC/Susser Finance Corp.,

8.50%, 5/15/16	19,275	20,046

Toys R US-Delaware, Inc.,

7.38%, 9/1/16 (1)	16,750	17,043

Visant Corp.,

10.00%, 10/1/17 (1)	7,875	8,229

Wendy’s/Arby’s Restaurants LLC,

10.00%, 7/15/16	17,475	18,589
		200,319

Savings & Loans – 0.3%

Washington Mutual, Inc.,

5.25%, 9/15/17 (6)	9,850	10,749

Semiconductors – 1.4%

Advanced Micro Devices, Inc.,

7.75%, 8/1/20 (1)	14,775	15,255

Amkor Technology, Inc.,

7.38%, 5/1/18 (1)	17,259	17,475

Freescale Semiconductor, Inc.,

9.25%, 4/15/18 (1)	10,850	11,284

10.75%, 8/1/20 (1)	6,900	6,917
		50,931

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 75.3% – continued

Telecommunications – 7.3%

Avaya, Inc.,

10.13%, 11/1/15 (4)	$16,725	$15,847

Citizens Communications Co.,

9.00%, 8/15/31	20,251	21,593

Clearwire Communications LLC/Clearwire Finance, Inc.,

12.00%, 12/1/15 (1)	19,675	21,200

DigitalGlobe, Inc.,

10.50%, 5/1/14	13,750	15,297

GCI, Inc.,

8.63%, 11/15/19	14,275	15,239

Lucent Technologies,

6.45%, 3/15/29	23,750	17,279

NII Capital Corp.,

8.88%, 12/15/19	18,725	20,808

PAETEC Holding Corp.,

9.50%, 7/15/15	19,010	19,390

Qwest Capital Funding, Inc.,

7.75%, 2/15/31	25,725	25,982

Sprint Capital Corp.,

6.90%, 5/1/19	25,100	25,226

8.75%, 3/15/32	16,909	17,754

Trilogy International Partners LLC/Trilogy International Finance, Inc.,

10.25%, 8/15/16 (1)	21,650	20,134

West Corp.,

8.63%, 10/1/18 (1)	4,925	4,925

Windstream Corp.,

8.13%, 9/1/18 (1)	16,975	17,569
		258,243

Transportation – 1.0%

Commercial Barge Line Co.,

12.50%, 7/15/17	10,745	11,819

Overseas Shipholding Group, Inc.,

8.13%, 3/30/18	19,370	20,121

United Maritime Group LLC/United Maritime Group Finance Corp.,

11.75%, 6/15/15	1,650	1,654
		33,594
Total Corporate Bonds
(Cost $2,525,149)		2,650,926

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 17.3%

Aerospace/Defense – 0.6%

Bombardier, Inc.,

7.50%, 3/15/18 (1)	$9,850	$10,589

7.75%, 3/15/20 (1)	9,850	10,638
		21,227

Chemicals – 1.3%

Ineos Finance PLC,

9.00%, 5/15/15 (1)	14,775	15,421

Nova Chemicals Corp.,

8.63%, 11/1/19	15,750	16,715

Rhodia S.A.,

6.88%, 9/15/20 (1)	13,800	14,076
		46,212

Computers – 0.5%

Seagate HDD Cayman,

6.88%, 5/1/20(1)	19,700	19,257

Diversified Financial Services – 0.6%

National Money Mart Co.,

10.38%, 12/15/16	19,035	20,272

Electric – 0.5%

Intergen N.V.,

9.00%, 6/30/17 (1)	15,925	16,841

Electronics – 0.6%

NXP B.V./NXP Funding LLC,

7.88%, 10/15/14	14,750	15,266

9.50%, 10/15/15	7,438	7,624
		22,890

Food – 0.4%

JBS Finance II Ltd.,

8.25%, 1/29/18	14,475	14,927

Insurance – 2.6%

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	37,485	30,363

Stoneheath RE,

6.87%, 10/15/11	32,750	26,364

White Mountains Re Group Ltd.,

7.51%, 6/30/17 (1)	41,975	33,579
		90,306

Leisure Time – 0.5%

NCL Corp. Ltd.,

11.75%, 11/15/16	17,051	19,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 17.3% – continued

Lodging – 0.5%

MCE Finance Ltd.,

10.25%, 5/15/18 (1)	$14,990	$16,676

Media – 0.9%

UPC Holding B.V.,

9.88%, 4/15/18 (1)	17,842	19,002

Virgin Media Finance PLC,

9.50%, 8/15/16	12,800	14,464
		33,466

Mining – 0.6%

Vedanta Resources PLC,

9.50%, 7/18/18 (1)	19,325	20,871

Oil & Gas – 1.6%

Compton Petroleum Finance Corp.,

7.63%, 12/1/13	21,175	18,422

Gibson Energy ULC/GEP Midstream Finance Corp.,

10.00%, 1/15/18	9,825	9,678

Harvest Operations Corp.,

6.88%, 10/1/17 (1)(2)(5)	4,925	5,036

OPTI Canada, Inc.,

8.25%, 12/15/14	28,325	21,527
		54,663

Oil & Gas Services – 0.5%

Offshore Group Investments Ltd.,

11.50%, 8/1/15 (1)	15,750	16,537

Packaging & Containers – 0.3%

Ardagh Packaging Finance PLC,

7.38%, 10/15/17 (1)	4,925	4,925

9.13%, 10/15/20 (1)(5)	6,900	6,897
		11,822

Pharmaceuticals – 0.6%

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,

7.75%, 9/15/18 (1)	19,700	20,242

Telecommunications – 4.0%

Columbus International, Inc.,

11.50%, 11/20/14 (1)	17,700	19,555

Digicel Group Ltd.,

8.88%, 1/15/15 (1)	4,925	5,024

10.50%, 4/15/18 (1)	13,800	15,146

Intelsat Luxembourg S.A.,

11.25%, 2/4/17	12,800	13,712

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 17.3% – continued

Telecommunications – 4.0% – continued

11.50%, 2/4/17 (4)	$50,410	$54,632

Telemovil Finance Co. Ltd.,

8.00%, 10/1/17 (1)	12,800	13,135

Wind Acquisition Holdings Finance S.A.,

12.25%, 7/15/17 (1)(4)	18,486	19,803
		141,007

Transportation – 0.7%

CHC Helicopter S.A.,

9.25%, 10/15/20 (1)(5)	12,800	12,928

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,

8.88%, 11/1/17 (1)	9,785	10,323
		23,251
Total Foreign Issuer Bonds
(Cost $577,848)		609,564

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.5%

Ally Financial, Inc.

7.00% (1)	39,400	$36,150

Citigroup Capital XIII,

7.88%, 10/30/40	118,000	3,064

Santander Finance Preferred S.A. Unipersonal

10.50%	442,500	12,514
Total Preferred Stocks
(Cost $47,046)		51,728

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds – Diversified Assets Portfolio (7)(8)	150,259,582	$150,260
Total Investment Companies
(Cost $150,259)		150,260

Total Investments – 98.9%
(Cost $3,317,211)		3,479,655
Other Assets less Liabilities – 1.1%		40,459
NET ASSETS – 100.0%		$3,520,114

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $120,083,000 or 3.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Hardware Corp., 9.13%, 6/1/16	1/30/09 – 10/20/09	$12,991
American Residential Services LLC, 12.00%, 4/15/15	4/9/10 – 4/12/10	9,805
Casella Waste Systems, Inc., 11.00%, 7/15/14	7/1/09	8,431
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	6/6/07 – 3/9/10	26,866
MasTec, Inc., 7.63%, 2/1/17	1/31/07 – 6/2/10	19,133
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.88%, 6/1/16	9/22/09 – 1/5/10	12,801
QHP Royalty Sub LLC, 10.25%, 3/15/15	10/27/09	7,370
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holding, 10.25%, 12/1/17	11/18/09 – 9/7/10	11,857

(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Security is payment in-kind bond.
(5)	When-Issued Security.
(6)	Issuer has defaulted on terms of debt obligation and is currently in bankruptcy proceedings.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $167,569,000 with net sales of approximately $17,309,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

At September 30, 2010, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
BBB	0.7%
BB	29.7
B	44.2
CCC	17.6
CC to D	1.4
Not rated	2.3
Short-Term	4

Total	100.0%

* Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$–	$17,177	$–	$17,177
Corporate Bonds
Aerospace/Defense	–	54,783	–	54,783
Agriculture	–	17,114	–	17,114
Airlines	–	39,291	–	39,291
Apparel	–	33,975	–	33,975
Auto Manufacturers	–	21,580	–	21,580
Auto Parts & Equipment	–	58,903	–	58,903
Banks	–	75,938	–	75,938
Chemicals	–	32,470	–	32,470
Commerical Services	–	101,193	–	101,193
Cosmetics/Personal Care	–	16,537	–	16,537
Distribution/Wholesale	–	18,877	15,826	34,703
Diversified Financial
Services	–	97,847	–	97,847
Electric	–	120,085	–	120,085
Electronics	–	20,161	–	20,161
Engineering &
Construction	–	–	30,079	30,079
Entertainment	–	42,675	–	42,675
Environmental Control	–	9,417	–	9,417
Food	–	73,226	–	73,226
Forest Products & Paper	–	13,687	–	13,687
Gaming	–	103,645	–	103,645
Gas Distribution	–	50,023	–	50,023
Healthcare – Products	–	32,576	–	32,576

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Healthcare – Services	$–	$115,815	$–	$115,815
Home Builders	–	49,607	–	49,607
Household Products/
Wares	–	25,789	–	25,789
Insurance	–	80,778	–	80,778
Internet	–	35,975	–	35,975
Iron/Steel	–	41,929	–	41,929
Lodging	–	68,646	–	68,646
Machinery – Diversified	–	15,373	–	15,373
Media	–	130,849	–	130,849
Miscellaneous
Manufacturing	–	30,391	–	30,391
Oil & Gas	–	127,770	–	127,770
Oil & Gas Services	–	27,995	–	27,995
Oil Refining & Marketing	–	20,710	–	20,710
Packaging & Containers	–	72,812	–	72,812
Pharmaceuticals	–	64,208	7,534	71,742
Pipelines	–	70,938	–	70,938
Real Estate Investment
Trusts	–	20,426	–	20,426
Retail	–	215,277	–	215,277
Savings & Loans	–	10,749	–	10,749
Semiconductors	–	50,931	–	50,931
Telecommunications	–	258,243	–	258,243
Transportation	–	33,594	–	33,594
Foreign Issuer Bonds
Aerospace/Defense	–	21,227	–	21,227
Chemicals	–	46,212	–	46,212
Computers	–	19,257	–	19,257
Diversified Financial
Services	–	20,272	–	20,272
Electric	–	16,841	–	16,841
Electronics	–	22,890	–	22,890
Food	–	14,927	–	14,927
Insurance	–	63,942	26,364	90,306
Leisure Time	–	19,097	–	19,097
Lodging	–	16,676	–	16,676
Media	–	33,466	–	33,466
Mining	–	20,871	–	20,871
Oil & Gas	–	54,663	–	54,663
Oil & Gas Services	–	16,537	–	16,537
Packaging & Containers	–	11,822	–	11,822
Pharmaceuticals	–	20,242	–	20,242
Telecommunications	–	141,007	–	141,007
Transportation	–	23,251	–	23,251
Preferred Stocks
Banks	48,664	–	–	48,664
Diversified Financial
Services	–	3,064	–	3,064
Investment Companies	150,260	–	–	150,260

Total Investments	$198,924	$3,206,249	$79,803	$3,484,976

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Asset Backed Securities	$29,913	$(923)	$(1,647)	$(10,166)	$(17,177)	$ –
Corporate Bonds
Aerospace/Defense	9,825	182	(127)	(9,880)	–	–
Commercial Services	13,872	852	(614)	(14,110)	–	–
Distribution/Wholesale	15,900	–	(74)	–	–	15,826
Engineering & Construction	–	(14)	1,140	10,520	18,433	30,079
Forest Products & Paper	9,850	485	(165)	(10,170)	–	–
Gaming	15,128	–	(150)	7,432	(22,410)	–
Iron/Steel	21,173	–	6	5,790	(26,969)	–
Oil & Gas	11,796	(309)	(116)	(11,371)	–	–
Pharmaceuticals	9,514	–	62	(2,042)	–	7,534
Pipelines	7,929	(314)	(8)	9,227	(16,834)	–
Foreign Issuer Bonds
Insurance	26,180	(840)	(2,472)	3,496	–	26,364

Total	$171,080	$(881)	$(4,165)	$(21,274)	$(64,957)	$79,803

The amount of change in total unrealized loss on investments in level 3 securities still held at September 30, 2010 was approximately $1,344,000 which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.3% (1)

Fannie Mae – 15.4%

1.88%, 10/29/12	$4,003	$4,007

2.13%, 1/25/13	7,950	7,983

2.00%, 4/15/13	8,000	8,056

2.63%, 11/20/14	7,600	8,013

3.00%, 2/17/15	9,850	9,951

2.25%, 3/2/17	7,900	8,066

Pool #190371,

6.50%, 7/1/36	5,412	5,928

Pool #257042,

6.50%, 1/1/38	5,879	6,422

Pool #555649,

7.50%, 10/1/32	129	148

Pool #745148,

5.00%, 1/1/36	16,146	17,068

Pool #893082,

5.80%, 9/1/36	1,532	1,619

Pool TBA,

3.50%, 10/15/40 (2)	11,000	11,347

4.50%, 10/15/40 (2)	36,050	37,537

5.00%, 10/15/40 (2)	13,890	14,619

Series 2007, Class 26C,

5.50%, 3/25/33	6,479	6,781
		147,545

Federal Home Loan Bank – 1.4%

2.00%, 10/5/12	7,950	7,951

1.63%, 11/21/12	5,000	5,109
		13,060

Freddie Mac – 3.2%

1.40%, 7/26/13	8,300	8,319

3.00%, 7/28/14	8,500	9,091

Pool #1J0365,

5.74%, 4/1/37	918	977

Pool #1J2840,

5.90%, 9/1/37	2,403	2,561

Pool #1Q0323,

5.31%, 5/1/37	6,033	6,425

Pool #410092,

2.54%, 11/1/24	12	13

Series 2944, Class WD,

5.50%, 11/15/28	3,361	3,417
		30,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.3% (1) – continued

Government National Mortgage Association – 1.9%

Series 2006, Class 67A,

3.95%, 11/16/30	$4,034	$4,196

Series 2007, Class 15A,

4.51%, 10/16/28	4,755	4,916

Series 2007, Class 4A,

4.21%, 6/16/29	2,417	2,513

Series 2008, Class 14AC,

4.46%, 12/16/30	4,292	4,604

Series 2008, Class 8A,

3.61%, 11/16/27	2,135	2,181
		18,410

Government National Mortgage Association I – 1.0%

Pool #737270,

5.00%, 5/15/40	8,866	9,455

Government National Mortgage Association II – 1.4%

Pool #82581,

4.00%, 7/20/40	12,924	13,661
Total U.S. Government Agencies
(Cost $230,804)		232,934

U.S. GOVERNMENT OBLIGATIONS – 61.4%

U.S. Treasury Notes – 61.4%

0.38%, 9/30/12	143,053	142,896

0.75%, 9/15/13	117,352	117,737

2.00%, 11/30/13	27,646	28,778

1.50%, 12/31/13	27,646	28,335

1.75%, 1/31/14	27,646	28,549

2.63%, 7/31/14	44,982	47,885

1.25%, 9/30/15	144,762	144,536

4.50%, 2/15/16	27,876	32,345

1.88%, 9/30/17	4,987	4,974

3.50%, 2/15/18	7,090	7,830

2.63%, 8/15/20	3,953	3,990
		587,855
Total U.S. Government Obligations
(Cost $584,629)		587,855

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 20.9%
Northern Institutional Funds - Government Portfolio (3)(4)	$199,859,384	$199,859
Total Investment Companies
(Cost $199,859)		199,859

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill,

0.30%, 1/13/11	1,000	$1,000
Total Short-Term Investments
(Cost $999)		1,000

Total Investments – 106.7%
(Cost $1,016,291)		1,021,648
Liabilities less Other Assets – (6.7)%		(64,082)
NET ASSETS – 100.0%		$957,566

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investments in the Government Portfolio of the Northern Institutional Funds was approximately $78,759,000 with net purchases of approximately $121,100,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100%

* Standard and Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$–	$232,934 (1)	$–	$232,934
U.S. Government Obligations	–	587,855	–	587,855
Investment Companies	199,859	–	–	199,859
Short-Term Investments	–	1,000	–	1,000

Total Investments	$199,859	$821,789	$–	$1,021,648

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.2%

Automobile – 0.2%

Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,

1.74%, 9/15/13	$1,000	$1,008
Total Asset-Backed Securities
(Cost $1,000)		1,008

CORPORATE BONDS – 24.6%

Aerospace/Defense – 0.6%

Raytheon Co.,

5.50%, 11/15/12	3,000	3,300

Auto Manufacturers – 0.8%

Daimler Finance NA LLC,

7.75%, 1/18/11	2,500	2,549

Nissan Motor Acceptance Corp.,

3.25%, 1/30/13 (1)	2,000	2,062
		4,611

Auto Parts & Equipment – 0.5%

Johnson Controls, Inc.,

4.88%, 9/15/13	2,670	2,906

Banks – 2.7%

American Express Bank FSB,

5.55%, 10/17/12	2,100	2,263

Citigroup, Inc.,

2.38%, 8/13/13	5,500	5,539

Goldman Sachs Group (The), Inc.,

6.60%, 1/15/12	2,000	2,131

JPMorgan Chase & Co.,

1.65%, 9/30/13	3,500	3,506

Morgan Stanley,

5.05%, 1/21/11	500	507

5.63%, 1/9/12	1,000	1,053
		14,999

Beverages – 0.6%

Anheuser-Busch Cos., Inc.,

4.70%, 4/15/12	1,000	1,055

Anheuser-Busch InBev Worldwide, Inc.,

2.50%, 3/26/13	2,000	2,052
		3,107

Chemicals – 1.4%

Air Products & Chemicals, Inc.,

4.15%, 2/1/13	3,295	3,485

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 24.6% – continued

Chemicals – 1.4% – continued

Praxair, Inc.,

1.75%, 11/15/12	$1,000	$1,020

2.13%, 6/14/13	3,000	3,084
		7,589

Computers – 1.8%

Hewlett-Packard Co.,

1.25%, 9/13/13	5,000	5,033

International Business Machines Corp.,

1.00%, 8/5/13	5,000	5,017
		10,050

Cosmetics/Personal Care – 0.4%

Procter & Gamble (The) Co.,

1.38%, 8/1/12	2,000	2,027

Diversified Financial Services – 3.4%

American Express Credit Corp.,

5.88%, 5/2/13	2,000	2,201

Caterpillar Financial Services Corp.,

1.90%, 12/17/12	1,000	1,022

ERAC USA Finance LLC,

5.80%, 10/15/12 (1)	2,509	2,709

2.75%, 7/1/13 (1)	2,000	2,043

General Electric Capital Corp.,

2.80%, 1/8/13	1,000	1,030

5.45%, 1/15/13	1,000	1,088

National Rural Utilities Cooperative Finance Corp.,

2.63%, 9/16/12	500	517

PACCAR Financial Corp.,

1.95%, 12/17/12	1,000	1,019

0.71%, 4/5/13	3,000	3,004

TD Ameritrade Holding Corp.,

2.95%, 12/1/12	4,000	4,111
		18,744

Electric – 0.5%

MidAmerican Energy Holdings Co.,

3.15%, 7/15/12	2,670	2,761

Electronics – 0.6%

Agilent Technologies, Inc.,

2.50%, 7/15/13	1,000	1,020

Thermo Fisher Scientific, Inc.,

2.15%, 12/28/12	2,000	2,039
		3,059

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 24.6% – continued

Food – 1.8%

General Mills, Inc.,

6.00%, 2/15/12	$2,200	$2,346

Kraft Foods, Inc.,

5.63%, 11/1/11	2,705	2,841

Safeway, Inc.,

5.80%, 8/15/12	2,623	2,836

Sara Lee Corp.,

6.25%, 9/15/11	2,000	2,106
		10,129

Healthcare – Services – 0.3%

UnitedHealth Group, Inc.,

5.25%, 3/15/11	500	510

WellPoint, Inc.,

6.80%, 8/1/12	1,000	1,096
		1,606

Household Products/Wares – 1.0%

Clorox Co.,

5.00%, 3/1/13	5,000	5,461

Insurance – 2.1%

Berkshire Hathaway, Inc.,

1.40%, 2/10/12	5,000	5,046

MetLife, Inc.,

1.67%, 8/6/13	3,500	3,526

Metropolitan Life Global Funding l,

2.88%, 9/17/12 (1)	1,000	1,031

Prudential Financial, Inc.,

3.63%, 9/17/12	1,000	1,039

2.75%, 1/14/13	700	717
		11,359

Media – 1.0%

Comcast Cable Communications, LLC,

6.75%, 1/30/11	1,157	1,179

Comcast Corp.,

5.50%, 3/15/11	1,207	1,233

Time Warner Cable, Inc.,

5.40%, 7/2/12	3,000	3,214
		5,626

Office/Business Equipment – 1.0%

Pitney Bowes, Inc.,

3.88%, 6/15/13	2,500	2,617

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 24.6% – continued

Office/Business Equipment – 1.0% – continued

Xerox Corp.,

5.50%, 5/15/12	$3,000	$3,192
		5,809

Oil & Gas – 0.4%

Marathon Oil Corp.,

6.13%, 3/15/12	1,000	1,069

Occidental Petroleum Corp.,

6.75%, 1/15/12	1,000	1,074
		2,143

Pharmaceuticals – 0.3%

Teva Pharmaceutical Finance III LLC,

1.50%, 6/15/12	1,850	1,873

Retail – 1.9%

CVS Caremark Corp.,

5.75%, 8/15/11	3,000	3,126

Darden Restaurants, Inc.,

5.63%, 10/15/12	4,900	5,302

Target Corp.,

5.13%, 1/15/13	2,000	2,184
		10,612

Software – 0.5%

Microsoft Corp.,

0.88%, 9/27/13	3,000	3,004

Toys, Games & Hobbies – 1.0%

Mattel, Inc.,

5.63%, 3/15/13	5,000	5,409
Total Corporate Bonds
(Cost $135,114)		136,184

FOREIGN ISSUER BONDS – 6.4%

Banks – 3.4%

ANZ National International Ltd.,

2.38%, 12/21/12 (1)	2,000	2,028

Bank of Montreal,

2.13%, 6/28/13	2,200	2,270

Bank of Nova Scotia,

2.25%, 1/22/13	2,300	2,366

Bank of Scotland PLC,

5.00%, 11/21/11 (1)(2)	3,480	3,599

Cie de Financement Foncier,

1.26%, 7/23/12 (1)	2,000	1,997

2.13%, 4/22/13 (1)	1,500	1,527

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.4% – continued

Banks – 3.4% – continued

Rabobank Nederland N.V.,

2.65%, 8/17/12 (1)	$1,000	$1,032

Westpac Banking Corp.,

2.25%, 11/19/12	1,000	1,020

2.10%, 8/2/13	3,000	3,045
		18,884

Beverages – 0.4%

SABMiller PLC,

6.20%, 7/1/11 (1)	2,300	2,387

Mining – 1.2%

BHP Billiton Finance USA Ltd.,

5.13%, 3/29/12	2,000	2,118

Rio Tinto Finance USA Ltd.,

5.88%, 7/15/13	4,000	4,458
		6,576

Miscellaneous Manufacturing – 0.4%

Tyco International Finance S.A.,

6.75%, 2/15/11	2,000	2,045

Oil & Gas – 0.6%

Devon Financing Corp. ULC,

6.88%, 9/30/11	2,000	2,116

Shell International Finance B.V.,

1.88%, 3/25/13	1,000	1,023
		3,139

Pharmaceuticals – 0.2%

AstraZeneca PLC,

5.40%, 9/15/12	1,319	1,437

Telecommunications – 0.2%

Vodafone Group PLC,

5.50%, 6/15/11	1,000	1,034
Total Foreign Issuer Bonds
(Cost $35,151)		35,502

MUNICIPAL BONDS – 53.5%

Alabama – 0.6%

Alabama Special Care Facilities Financing Authority-Birmingham Revenue Bonds, Series A-1,

5.00%, 6/1/12	1,350	1,437

Alabama State Public School & College Authority Revenue Refunding Bonds, Series A,

5.00%, 5/1/13	1,000	1,108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Alabama – 0.6% – continued

Alabama Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan,

2.00%, 8/15/13	$1,010	$1,035
		3,580

Alaska – 0.1%

Anchorage Water Revenue Refunding Bonds,

5.00%, 5/1/12	400	428

Arizona – 1.0%

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality,

4.00%, 10/1/11	500	519

Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizon Public Service Navajo,

3.63%, Mandatory Put 10/1/29	2,000	2,019

Phoenix G.O. Limited Refunding Bonds, Series C,

2.00%, 7/1/11	1,000	1,013

2.00%, 7/1/12	1,000	1,028

Pinal County Revenue Obligations Revenue Refunding Bonds,

2.50%, 8/1/12	1,190	1,221
		5,800

California – 3.9%

California Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,

2.25%, Mandatory Put 11/1/26	1,200	1,206

California State Department of Water Resources Power Supply Revenue Bonds, Series L,

5.00%, 5/1/12	1,400	1,497

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,

2.50%, 7/1/11	2,000	2,030

Contra Costa Transportation Authority Sales Tax Revenue Notes,

2.50%, 10/1/10	1,000	1,000

Contra Costa Water District Water Revenue Bonds, Series A, Notes,

1.00%, 10/1/12	3,000	3,027

Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,

2.00%, 6/30/11	4,000	4,046

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

California – 3.9% – continued

Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election Of 2004 (AGM Insured),

4.50%, 7/1/12	$3,500	$3,731

Riverside County Obligation Revenue Notes, Series C,

2.00%, 10/15/10	2,020	2,021

San Joaquin County Transportation Authority Sales TRB, Measure K Senior Notes,

5.00%, 4/1/11	3,000	3,070
		21,628

Colorado – 0.6%

Adams & Arapahoe Counties Joint School District 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),

4.00%, 12/1/10	255	256

Colorado Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth,

2.00%, 1/1/12	1,000	1,010

Colorado Springs Utilities System Revenue Bonds, Series A-1,

3.00%, 11/15/12	1,200	1,258

Regional Transportation District Sales Tax Revenue Refunding Bonds,

5.00%, 11/1/12	800	873
		3,397

Connecticut – 3.2%

Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project,

1.40%, Mandatory Put 5/1/31	3,000	3,001

Connecticut State G.O Unlimited Bond Anticipation Notes, Series A,

2.00%, 5/19/11	3,000	3,030

Connecticut State G.O. Unlimited Bond Anticipation Notes, Series B,

4.00%, 6/1/11	1,500	1,537

Connecticut State G.O. Unlimited Bonds, Series D, Economic recovery,

5.00%, 1/1/13	1,000	1,096

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,

4.00%, Mandatory Put 7/1/49	8,200	8,849
		17,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

District of Columbia – 1.0%

District of Columbia Income Tax Adjustable Revenue Refunding Bonds, Series C,

0.43%, 12/1/11 (3)	$3,000	$2,986

District of Columbia Income Tax Revenue Bonds, Series D, Secured,

5.00%, 12/1/12	1,230	1,346

District of Columbia Income Tax Revenue Refunding Bonds, Secured Series C,

5.00%, 12/1/11	1,000	1,053
		5,385

Florida – 4.9%

Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Senior Secured Account (G.O. of Corp. Insured),

2.00%, 4/21/11	4,000	4,019

Citizens Property Insurance Corp. Revenue Refunding Bonds, Senior Secured Series A, High Risk Account (NATL-RE Insured),

5.00%, 3/1/12	1,000	1,037

Citizens Property Insurance Corp. Senior Secured Revenue Refunding Bonds, Series A, High Risk Account (NATL-RE Insured),

5.00%, 3/1/11	500	506

Escambia County PCR Refunding Bonds, Gulf Power Co. Project,

1.75%, Mandatory Put 6/1/23	1,440	1,447

Escambia County Solid Waste Disposal System Revenue Bonds, First Series, Gulf Power Co. Project,

2.00%, Mandatory Put 4/1/39	1,000	1,007

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,

5.00%, 7/1/12	1,250	1,317

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (NATL-RE-IBC Insured),

5.00%, 7/1/11	1,000	1,027

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay,

5.00%, 6/1/12	500	537

Florida State Board of Education Lottery Revenue Bonds, Series A,

5.00%, 7/1/12	1,470	1,580

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Florida – 4.9% – continued

Florida State Division Bond Finance Department General Services Revenue Refunding Bonds, Series 2000-A, Environment Protection- Prevention (AGM Insured),

6.00%, 7/1/11	$685	$713

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,

3.00%, 7/1/11	3,440	3,505

Florida Water Pollution Control Financing Corp. Revenue Bonds, Series A, Water Pollution Control,

5.00%, 7/15/13	1,000	1,114

Jacksonville Special Revenue Bonds, Series C-1,

3.00%, 10/1/10	645	645

4.00%, 10/1/12	750	795

Lakeland Energy System Variable Revenue Refunding Bonds,

1.02%, 10/1/12	3,000	2,992

Miami-Dade County Transit Sales Sur TRB Series A,

3.00%, 7/1/13	1,000	1,051

Miami-Dade County Water & Sewer Revenue Bonds, Dade County Water & Sewer-System,

2.00%, 10/1/12	935	953

Miami-Dade County Water & Sewer Revenue Refunding Bonds, (NATL-RE Insured),

5.00%, 10/1/11	2,000	2,082

Tampa Revenue Bonds, Baycare Health System,

5.00%, 11/15/11	1,010	1,052
		27,379

Georgia – 3.5%

Atlanta G.O. Unlimited Bonds, Series A, Public Improvement Project (AGM Insured),

4.00%, 12/1/10	1,015	1,021

Atlanta Tax Allocation Bonds, Atlantic Station Project, Prerefunded,

7.90%, 12/1/11	1,000	1,098

Bartow County G.O Unlimited Bonds, Sales Tax (NATL-RE Insured),

5.00%, 8/1/12	2,000	2,159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Georgia – 3.5% – continued

Bibb County School District G.O. Unlimited Bonds, (State Aid Withholding),

3.00%, 4/1/12	$1,620	$1,680

Georgia Municipal Gas Authority Revenue Notes, Series H, Gas Portfolio (G.O. of Authority Insured),

2.00%, 11/18/10	1,000	1,002

Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III Project-I (G.O of Authority Insured),

2.00%, 5/17/11	2,000	2,020

Glynn County School G.O. Unlimited Bonds, Sales Tax (State Aid Withholding),

4.00%, 9/1/12	3,400	3,624

Gwinnett County School District G.O. Unlimited Bonds,

5.00%, 2/1/11	2,000	2,032

5.00%, 2/1/13	2,300	2,537

Monroe County Development Authority PCR Bonds, Power Co. Plant Scherer Project,

0.80%, Mandatory Put 1/7/11	2,000	1,999
		19,172

Hawaii – 0.6%

Hawaii State G.O Unlimited Bonds, Series CZ (AGM Insured), Prerefunded,

5.25%, 7/1/12	1,580	1,713

Hawaii State Highway Revenue Bonds, Series B (AGM Insured),

5.00%, 7/1/12	500	540

Honolulu Hawaii City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prefunded,

5.25%, 3/1/13	810	900
		3,153

Idaho – 0.2%

Idaho State Revenue Tax Anticipation Notes,

2.00%, 6/30/11	1,250	1,266

Illinois – 1.7%

Chicago O’Hare International Airport Revenue Bond, Series A, General Airport Third Lien,

4.00%, 1/1/12	2,200	2,283

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Illinois – 1.7% – continued

Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Bremen Community (Assured Gty Insured),

3.00%, 12/15/11	$1,000	$1,030

Cook County G.O. Unlimited Refunding Bonds, Series A,

3.00%, 11/15/11	500	513

Du Page County Forest Preserve District G.O. Limited Bonds, Partially Escrowed to Maturity,

0.30%, 10/1/11 (4)	2,000	1,988

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund- University Centre Project, Prerefunded,

6.63%, 5/1/12	1,000	1,107

Illinois Finance Authority Northwest University Subordinate Adjustable Revenue Bonds, Series B,

0.32%, Mandatory Put 3/1/11	1,000	1,000

Illinois State G.O. Unlimited Refunding Bonds, First Series (AGM Insured),

5.38%, 10/1/10	500	500

Skokie Park District G.O. Unlimited Refunding Bonds, Series A,

2.50%, 12/1/11	1,100	1,127
		9,548

Indiana – 0.5%

Indiana Bond Bank Revenue Notes, Series A, Advance Funding Program Notes,

2.00%, 1/6/11	1,000	1,004

Indiana State Finance Authority Revenue Bonds, Series A, Wabash Valley Correctional Facilities,

5.00%, 7/1/11	1,600	1,651
		2,655

Iowa – 0.6%

Iowa City Sewer Revenue Refunding Bonds, Series A, Capital Loan Notes,

3.00%, 7/1/11	1,480	1,508

State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,

3.00%, 1/1/13	2,000	2,036
		3,544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Kansas – 0.5%

Wichita G.O. Unlimited Temporary Notes, Series 240,

0.45%, 9/15/11	$3,000	$3,001

Louisiana – 1.0%

Louisiana State Gas & Fuels TRB, Series B, Second Lein,

5.00%, 5/1/13	1,275	1,413

Louisiana State Office Facilities Corp. Lease Revenue Refunding Bonds, Capitol Complex Program,

2.50%, 3/1/11	1,000	1,007

Louisiana State Offshore Terminal Authority Variable Revenue Bonds, Deepwater Port Series B-1, Loop LLC Project,

1.88%, Mandatory Put 10/1/13 (5)	3,000	2,996
		5,416

Maine – 0.2%

Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series F,

3.70%, 11/15/12	1,035	1,087

Maryland – 1.0%

Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,

5.00%, 7/1/12	3,000	3,239

Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,

4.00%, 6/1/11	1,000	1,025

4.00%, 6/1/12	1,000	1,059
		5,323

Massachusetts – 1.4%

Massachusetts State Department of Transportation Revenue Bonds, Senior Series B,

5.00%, 1/1/13	3,000	3,266

Massachusetts State G.O. Unlimited Bonds, Series A,

0.63%, 2/1/13	3,400	3,380

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series K-2 Amrest College,

2.75%, Mandatory Put 1/5/12	1,000	1,026
		7,672

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Michigan – 0.8%

Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),

5.00%, 5/1/12	$1,165	$1,230

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health,

1.50%, Mandatory Put 6/1/12	2,970	2,983
		4,213

Minnesota – 1.7%

Bemidji G.O Unlimited Bonds, Temp Sales Tax,

4.50%, 2/1/12	700	709

Bloomington Port Authority Special Tax Allocation Revenue Refunding Bonds, Mall America Project,

2.00%, 2/1/11	515	518

2.00%, 2/1/12	445	452

Minneapolis G.O. Unlimited Refunding Bonds,

3.00%, 12/1/11	2,000	2,063

Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,

5.00%, 11/1/12	1,385	1,515

Minnesota State G.O. Unlimited Refunding Variable Purpose Bonds, Series H,

5.00%, 11/1/11	500	525

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas,

2.00%, 10/1/11	400	405

2.00%, 10/1/12	400	408

Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series A,

5.00%, 3/1/12	2,745	2,922
		9,517

Mississippi – 0.2%

Mississippi Development Bank Special Obligation Desoto County Highway Revenue Bonds, Series A,

3.00%, 1/1/12	1,000	1,029

Nevada – 0.2%

Clark County School District G.O. Limited Bonds, Series A,

7.00%, 6/1/11	550	574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Nevada – 0.2% – continued

Washoe County Nevada Highway TRB, Motor Vehicle Fuel,

3.00%, 2/1/12	$293	$301
		875

New Hampshire – 0.4%

Manchester Public Improvement G.O. Unlimited Bonds, Series A,

2.00%, 6/1/12	2,250	2,306

New Jersey – 1.4%

New Jersey State G.O Unlimited Refunding Bonds, Series H,

5.25%, 7/1/12	1,000	1,076

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B(NATL-RE FGIC Insured),

5.25%, 12/15/12	1,755	1,926

New Jersey State Transportation Trust Fund Authority Systems Revenue Bonds, Series C, Escrowed To Maturity,

5.00%, 6/15/12	2,000	2,156

Ocean County G.O. Unlimited Refunding Bonds,

3.00%, 8/1/13	1,000	1,068

Salem County Pollution Control Financing Utilities Authority Pollution Control, Refunding Revenue Bonds, Various Refunding Elective Gas-A-Mkt,

0.95%, Mandatory Put 5/1/28	1,400	1,400
		7,626

New Mexico – 0.2%

Albuquerque Municipal School District No 12, G.O. Unlimited Bonds, Series A,

2.00%, 8/1/12	1,000	1,028

New York – 6.5%

Metropolitan Transportation Authority Revenue Bonds, Transportation B-Mandatory Tender,

5.00%, Mandatory Put 11/15/11	2,000	2,089

Metropolitan Transportation Authority Revenue Notes,

2.00%, 12/31/10	2,000	2,008

Nassau County G.O. Unlimited Refunding Bonds, Series E,

4.00%, 6/1/12	1,250	1,319

Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,

1.25%, 4/15/11	3,000	3,014

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

New York – 6.5% – continued

New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,

4.00%, 5/1/11	$1,250	$1,277

New York City Transitional Finance Authority Revenue Bonds, Series C,

5.50%, 2/15/12	1,220	1,305

New York City Transitional Finance Authority Revenue Bonds, Subseries C-1, Future Tax Secured,

3.00%, 8/1/11	1,000	1,022

New York City Transitional Finance Authority Revenue Bonds, Taxable Future Tax Secured, Series D,

4.65%, 2/1/12	1,000	1,052

New York G.O. Unlimited Bonds, Series A-1, Fiscal 2008,

5.00%, 8/1/12	1,000	1,080

New York G.O. Unlimited Bonds, Series E,

3.00%, 8/1/11	1,500	1,534

New York G.O. Unlimited Bonds, Series B,

4.00%, 8/1/12	1,000	1,062

New York Liberty Development Corp. Variable Revenue Bonds, Series A, World Trade Centre Project,

0.50%, Mandatory Put 1/18/11	2,000	2,000

New York State Dormitory Authority Personal Income TRB, Series G,

2.50%, 3/15/11	550	555

New York State Dormitory Authority Revenue Bonds State University Educational Facilities FSA Credit, Series B (AGM-CR Insured),

5.25%, 5/15/11	2,000	2,060

New York State Dormitory Authority Revenue Bonds, Series B,

5.25%, Mandatory Put 5/15/12	2,000	2,138

New York State Dormitory Authority State Personal Income Revenue Bonds, Series A,

5.00%, 2/15/11	500	509

New York State G.O. Unlimited Refunding Bonds, Series C,

2.00%, 2/1/11	1,000	1,006

3.00%, 2/1/12	1,000	1,033

New York State Thruway Authority General Revenue Bond Anticipation Notes,

4.00%, 7/15/11	500	514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

New York – 6.5% – continued

New York State Urban Development Corp. Revenue Refunding Bonds, Series B,

5.00%, 1/1/12	$1,000	$1,053

New York Subordinated G.O. Unlimited Bonds, Series H-2,

4.00%, 6/1/12	2,010	2,124

Onondaga County G. O. Unlimited Bonds, Series A,

4.00%, 6/15/12	825	875

Tobacco Settlement Financing Corporation Revenue Bond Asset-Backed, Series B,

5.00%, 6/1/12	1,100	1,176

Triborough Bridge & Tunnel Authority Revenue Bonds, Series A-1,

4.00%, Mandatory Put 11/15/12	3,150	3,375

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B,

5.00%, 11/15/11	900	946
		36,126

North Carolina – 1.4%

North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, Duke University Health System,

0.55%, Mandatory Put 12/1/11	3,650	3,650

North Carolina Medical Care Commission Revenue Refunding Bonds, Baptist Hospital,

2.00%, 6/1/11	1,000	1,008

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B,

3.00%, 11/1/12	3,075	3,216
		7,874

Ohio – 1.4%

Columbus Ohio G.O. Unlimited Refunding Bonds, Series B,

5.00%, 5/15/12	390	419

Columbus Ohio G.O. Unlimited Various Purpose Bonds, Series A,

5.00%, 9/1/12	1,000	1,087

Ohio Air Quality Development Authority PCR Variable Refunding Bonds, First Energy Projects,

2.25%, Mandatory Put 12/1/23	3,000	3,003

Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,

5.00%, 5/1/12	500	536

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Ohio – 1.4% – continued

Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,

3.00%, 12/1/11	$1,000	$1,031

Ohio State Water Development Authority Revenue Bonds, Series A-1, Fresh Water Project,

4.00%, 12/1/12	1,670	1,790
		7,866

Oklahoma – 0.5%

Oklahoma County Independent School Building G.O. Unlimited Bonds, District No 12 Edmond,

1.00%, 7/1/12	3,030	3,050

Oregon – 1.0%

Oregon State G.O. Limited Tax Anticipation Notes,

2.00%, 6/30/11	4,000	4,052

Portland Ore G.O. Limited Tax Improvement, Series A,

2.00%, 6/1/12	1,345	1,379
		5,431

Pennsylvania – 1.0%

Allegheny County Hospital Development Authority Revenue Bonds, Series A, University Pittsburgh Medical Center,

5.00%, 9/1/12	1,000	1,071

Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, Philadelphia Funding Program,

4.00%, 6/15/11	1,200	1,231

5.00%, 6/15/12	1,000	1,075

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University,

4.00%, 4/1/12	500	523

State Public School Building Authority Revenue Bonds, Lease Pennsylvania School District Project,

5.25%, 6/1/26	1,305	1,463
		5,363

Puerto Rico – 0.2%

Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded,

5.50%, 10/1/10	1,000	1,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

South Carolina – 0.6%

Renewable Water Resources Sewer System Revenue Refunding Bonds, Series A,

4.00%, 1/1/12	$1,000	$1,042

Sumter County G.O. Unlimited Bonds,

3.00%, 3/1/12	2,000	2,072
		3,114

South Dakota – 0.5%

Huron School District Number 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),

2.00%, 12/15/12	440	453

2.00%, 6/15/13	435	447

Sioux Falls Sales Tax Revenue Refunding Bonds, Series A,

3.00%, 11/15/12	2,000	2,100
		3,000

Texas – 4.1%

Austin G.O. Limited Bonds, Series A,

2.00%, 9/1/13 (5)	2,000	2,078

Collin County G.O. Limited Tax Refunding Bonds, Series A,

2.00%, 2/15/11	1,055	1,062

Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-GTD Insured),

1.50%, 2/15/12	350	355

Fort Worth G.O. Certificates Limited Bonds,

3.00%, 3/1/11	550	556

Harris County G.O. Unlimited Refunding Bonds, Toll Road Sub Lien (NATL-RE FGIC Insured),

6.00%, 8/1/12	2,000	2,199

Houston G.O. Limited Refunding Bonds, Series A, Public Improvement,

3.00%, 3/1/11	500	506

3.00%, 3/1/12	360	373

Lower Colorado River Authority Refunding Revenue Bonds,

5.00%, 5/15/12	1,000	1,068

San Antonio City G.O. Limited Tax Notes, Series A,,

2.50%, 8/1/12	2,000	2,072

Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),

5.00%, 3/1/12	1,500	1,594

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

Texas – 4.1% – continued

Texas A&M University Revenue Bonds, Series D, Financing System,

4.00%, 5/15/11	$1,000	$1,023

Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B,

4.00%, 8/15/12(5)	1,000	1,066

Texas State PFA G.O. Unlimited Refunding Bonds,

5.00%, 10/1/12	1,000	1,089

Texas State, Revenue Notes, Tax And Revenue Anticipation Notes,

2.00%, 8/31/11	7,500	7,612
		22,653

Utah – 0.4%

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,

4.00%, 7/1/12	1,000	1,056

Utah State G.O. Unlimited Bonds, Series C,

3.00%, 7/1/12	1,000	1,045
		2,101

Virginia – 0.8%

Norfolk Virginia Capital Improvement G.O. Unlimited Revenue Refunding Bonds, Series B,

5.00%, 3/1/12	1,665	1,771

Prince William Conty Public Improvement G.O. Unlimited Refunding Bonds, Series A,

4.00%, 8/1/12	1,480	1,577

Virginia College Building Authority Education Facilities Revenue Bonds, Series D, 21st Century College & Equipment,

5.00%, 2/1/11	1,000	1,016
		4,364

Washington – 0.5%

King County G.O. Limited Tax Refunding Bonds, Series D,

4.00%, 12/1/11	1,535	1,601

University of Washington Revenue Refunding Bonds, Series A,

4.00%, 10/1/13(5)	1,000	1,095
		2,696

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 53.5% – continued

West Virginia – 0.3%

West Virginia State Housing Development Fund Revenue Bonds, Series A, Amt Housing Finance,

1.60%, 11/1/12	$1,825	$1,826

Wisconsin – 2.9%

Madison City G.O. Unlimited Refunding Promissory Notes, Series A, Capital Improvement,

3.00%, 10/1/12	1,000	1,050

Madison G.O.Unlimited Promisory Notes, Series E,

4.00%, 10/1/13(5)	1,350	1,484

Milwaukee G.O. Unlimited Promissory Notes, Series N1,

4.00%, 2/1/13	1,000	1,079

Platteville Wisconsin Water & Sewer System Revenue Bonds, Anticipation Notes,

2.00%, 6/1/12	1,600	1,610

Wisconsin School District Cash Flow Programme Revenue Notes, Series B,

1.63%, 10/15/10	1,700	1,701

Wisconsin School Districts Cash Flow Administration Program Revenue Notes, Series A, Tax And Revenue Anticipation Promisory Notes,

1.25%, 10/17/11	2,050	2,067

Wisconsin School Districts Cash Flow Adminstration Program Borrowing Program Tax & Revenue Anticipation Promissory Notes, Series A,

1.88%, 10/15/10	1,000	1,001

Wisconsin State COP, Series B, Master

Lease,

4.00%, 9/1/12	2,020	2,143

Wisconsin State G.O. Unlimited Tax Anticipation Notes,

2.00%, 6/15/11	2,900	2,933

Wisconsin State Revenue Notes, Series C,

3.00%, 5/1/12	1,000	1,040
		16,108
Total Municipal Bonds
(Cost $295,572)		296,123

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	10,418,762	$10,419
Total Investment Companies
(Cost $10,418)		10,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.6%

Apache County Industrial Development Authority Revenue Bonds VRDB, Apache Ida Floating-83-A (ABN AMRO Bank N.V. LOC),

0.26%, 10/6/10	$1,100	$1,100

Austin TEX Revenue Refunding VRDB, Water & Wastewater System (Dexia Credit LOC),

0.32%, 10/7/10	1,550	1,550

Brevard County Health Facilities Authority Various Revenue Bonds Wuesthoff Health System, Inc. (SunTrust Bank LOC), Health Various WUES,

0.62%, 10/6/10	1,100	1,100

California State G.O. Unlimited Floating Rate Bonds, Series-C4 (CitibankN.A. LOC),

0.25%, 10/7/10	2,600	2,600

California Statewide Communities Development Authority Various Rady Childern Hospital Revenue Bonds VRDB, Series D, (Suntrust Bank LOC), California Statewide Development Various,

0.28%, 10/1/10	3,000	3,000

City of Elgin IL Adjacent-Harvest Christian Academy Revenue Bonds VRDB (Fifth Third Bank LOC) Adjacent Harvest,

0.42%, 10/7/10	700	700

City of Homestead FL Revenue Bonds VRDB Taxable Speedway (Suntrust Bank LOC), Homestead Special Obligation,

0.64%, 10/6/10	1,500	1,500

Clackamas County Hospital Facility Revenue VRDB, Series A, Legacy Health System (U.S. Bank LOC),

0.25%, 10/6/10	3,700	3,700

Clinton County Revenue Bonds VRDB, Series A1, (Fifth Third Bank LOC),

0.50%, 10/6/10	2,000	2,000

Cuyahoga County Revenue VRDB, Sub Series B1, Cleveland Clinic,

0.29%, 10/1/10	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.6% – continued

Denver Colorado City & County School District No 1 Taxable COP VRDB, Series B (AGM Insured),

0.42%, 10/6/10	$1,700	$1,700

District of Columbia Revenue Bonds VRDB, Series 3-A (Bank Of America LOC), Tranche 3,

0.28%, 10/6/10	1,150	1,150

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subordinate Series C-1, Methodist Hospital,

0.28%, 10/1/10	3,200	3,200

Huntsville-Randolph School Educational Building Authority Lease Revenue Refunding VRDB, Randolph School Project (Compass Bank LOC),

0.50%, 10/7/10	2,900	2,900

Illinois Development Finance Authority Industrial Development Revenue VRDB, Katlaw Treatam & Co. Project,

0.27%, 10/1/10	2,760	2,760

Illinois Development Finance Authority Various Convertible Revenue BondsVRDB, Series B, Evanston Northwestern,

0.27%, 10/1/10	2,000	2,000

Indiana Finance Authority Hospital Various Revenue Refunding VRDB, Series C, Clarian Health (Bank of New York LOC),

0.24%, 10/6/10	2,900	2,900

Kalamazoo Economic Development Corp Limited Obligation Revenue VRDB, Series B, Friendship Village (Fifth Third Bank LOC),

0.42%, 10/6/10	2,565	2,565

Katy Independent School District G.O. Unlimited VRDB, Series C, Cash Building (PFS-GTD Insured),

0.27%, 10/7/10	3,500	3,500

Los Angeles Community Redevelopment Agency Multi Family Housing Revenue Refunding VRDB, Grand Promenade (Freddie Mac Insured),

0.25%, 10/7/10	2,000	2,000

Lowell Limited Obligation Revenue Bond VRDB, (Fifth Third Bank LOC), Industrial Development Various Litehouse Incorporate Project,

0.69%, 10/7/10	1,245	1,245

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.6% – continued

Massachusetts State Development Finance Agency Revenue VRDB, Series B, Linden Ponds Inc. FSC (Sovereign Bank FSB LOC),

0.26%, 10/7/10	$3,945	$3,945

Massachusetts State Industrial Finance Agency Revenue VRDB, Development Tamasi Family Issue (RBS Citizens N.A LOC),

1.50%, 10/7/10	600	600

Michigan State Hospital Finance Authority VRDB, Marquette General Hospital (Assured Guaranty Insured),

0.27%, 10/1/10	1,100	1,100

Michigan State Housing Development Authority Revenue VRDB, Series C (G.O. of Authority Insured),

0.29%, 10/6/10	2,280	2,280

Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,

0.30%, 10/1/10	3,900	3,900

Montana State Board of Investments Various Revenue VRDB, Municipal Finance Consolidated Intercap,

0.27%, 10/1/10	1,000	1,001

Noblesville Indiana Economic Development Revenue VRDB, Series A, Princeton Lakes Apartments (Lasalle Bank N.A. LOC),

0.31%, 10/1/10 (1)	2,500	2,500

Orange County Health Facilities Revenue VRDB, Adventist Long Terminal Care (SunTrust Bank LOC),

0.42%, 10/7/10	1,150	1,150

Pennsylvania State Higher Educational Facilities Authority College & University Revenue VRDB, College of Optometry (Wells Fargo Bank N.A. LOC),

0.27%, 10/7/10	940	940

Roswell Georgia Housing Authority Various Revenue Refunding VRDB, Housing Wood Crossing Project (Freddie Mac Insured),

0.27%, 10/1/10	500	500

Savannah Economic Development Authority Revenue VRDB, Calvary Day School Project (Suntrust Bank LOC),

0.72%, 10/6/10	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.6% – continued

Springfield Industrial Development Authority Revenue Bonds VRDB, (Gauranty Bank LOC),

0.40%, 10/1/10	$1,735	$1,735

Springfield Industrial Development Authority Revenue Bonds VRDB (Gauranty Bank LOC),

0.42%, 10/1/10	1,275	1,275

Texas State G.O. Unlimited VRDB, Texas Veterans Housing Assistant FD ll,

0.26%, 10/6/10	2,000	2,000

Tippecanoe County Industry Revenue Bonds VRDB (Regions Bank LOC), Tiecanoe Adjacent Faith,

0.90%, 10/7/10	1,700	1,700

University of Alabama at Birmingham Hospital Revenue VRDB, Series B (Regions Bank LOC),

1.08%, 10/7/10	3,500	3,500

Vermont Industrial Development Authority Hydro Electric VRDB, Public Services Corp. (TD Bank N.A. LOC),

0.40%, 10/15/10	500	500

Volusia County Industrial Development Authority Revenue Bonds VRDB,

0.85%, 10/7/10	1,000	1,000

Washington State Health Care Facilities Revenue VRDB, Series B, Catholic Health,

0.24%, 10/6/10	1,000	1,000

Washington State Housing Finance Commission Revenue VRDB, Series VR-2A (AMT), Single Family Program (GNMA/FNMA/FHLMC Insured),

0.31%, 10/7/10	1,150	1,150

Winston-Salem NC Water and Sewer System Revenue VRDB, Series B,

0.26%, 10/6/10	1,000	1,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.6% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Adjustable VRDB, Series B, Lindengrove Incorporate (Bank One N.A. LOC),

0.27%, 10/7/10	$2,530	$2,530
Total Short-Term Investments
(Cost $80,675)		80,676

Total Investments – 101.2%
(Cost $557,930)		559,912
Liabilities less Other Assets – (1.2)%		(6,762)
NET ASSETS – 100.0%		$553,150

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of the restricted illiquid security amounted to approximately $3,599,000 or 0.7%% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Scotland PLC	07/22/10	$3,625

(3)	First accrual date April 1, 2010.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,451,000 with net sales of approximately $15,032,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	13.4%
AA+	7.3
AA	10.7
AA-	9.9
A+	4.1
A	6.1
A-	3.8
BBB+	8.3
BBB	5.4
BBB-	1.3
A1+	19.5
A1	7.9
A2	2.3

Total	100%

* Standard & Poor’s Rating Services.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-Backed Securities	$–	$1,008 (1)	$–	$1,008

Corporate Bonds	–	136,184	–	136,184

Foreign Issuer Bonds

Banks	–	15,285	3,599	18,884

Beverages	–	2,387	–	2,387

Mining	–	6,576	–	6,576

Miscellaneous Manufacturing	–	2,045	–	2,045

Oil & Gas	–	3,139	–	3,139

Pharmaceuticals	–	1,437	–	1,437

Telecommunications	–	1,034	–	1,034

Municipal Bonds	–	296,123 (1)	–	296,123

Investment Companies	10,419	–	–	10,419

Short-Term Investments	–	80,676	–	80,676
Total Investments	$10,419	$545,894	$3,599	$559,912

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Foreign Issuer Bond
Banks	$–	$–	$(26)	$3,625	$–	$3,599

Total	$–	$–	$(26)	$3,625	$–	$3,599

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 12.1%

Automobile – 8.6%

Ally Auto Receivables Trust, Series 2009-A, Class A2,

1.32%, 3/15/12 (1)	$308	$309

Ally Auto Receivables Trust, Series 2009-B, Class A2,

1.21%, 6/15/12 (1)	825	827

Ally Auto Receivables Trust, Series 2010-2, Class A2,

0.89%, 9/17/12	1,100	1,103

Americredit Prime Automobile Receivable, Series 2009-1, Class A3,

2.21%, 1/15/14	500	509

Bank of America Auto Trust, Series 2009-2A, Class A3,

2.13%, 9/15/13 (1)	600	607

BMW Vehicle Owner Trust, Series 2010-A, Class A3,

1.39%, 4/25/14	2,000	2,025

CarMax Auto Owner Trust, Series 2009-2, Class A3,

1.74%, 4/15/14	1,500	1,519

Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,

2.82%, 1/15/16	500	509

Chrysler Financial Auto Securitization Trust, Series 2009-B, Class A2,

1.15%, 11/8/11	968	970

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2,

0.69%, 1/8/13	2,000	2,000

Ford Credit Auto Owner Trust, Series 2009-D, Class A2,

1.21%, 1/15/12	322	322

Ford Credit Auto Owner Trust, Series 2009-E, Class A3,

1.51%, 1/15/14	500	505

Ford Credit Auto Owner Trust, Series 2010-A, Class A2,

0.72%, 9/15/12	500	501

Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,

2.62%, 3/15/14	500	508

Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,

1.74%, 9/15/13	1,000	1,008

Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,

2.31%, 5/15/13	500	507

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 12.1% – continued

Automobile – 8.6% – continued

Honda Auto Receivables Owner Trust, Series 2010-1, Class A2,

0.62%, 2/21/12	$1,400	$1,401

Hyundai Auto Receivables Trust, Series 2009-A, Class A3,

2.03%, 8/15/13	1,000	1,015

Hyundai Auto Receivables Trust, Series 2010-A, Class A3,

1.50%, 10/15/14	1,000	1,013

Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,

1.67%, 1/15/14	1,000	1,014

Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,

1.42%, 8/15/14	1,000	1,013

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2,

0.55%, 3/15/13	2,000	2,001

Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,

1.27%, 12/16/13	2,000	2,016

Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,

1.04%, 2/18/14	1,000	1,006

USAA Auto Owner Trust, Series 2009-1, Class A3,

3.02%, 6/17/13	789	800

USAA Auto Owner Trust, Series 2009-2, Class A3,

1.54%, 2/18/14	1,000	1,009

Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,

1.31%, 1/20/14	1,500	1,513

World Omni Auto Receivables Trust, Series 2010-A, Class A3,

1.34%, 12/16/13	1,350	1,361
		28,891

Credit Card – 2.0%

American Express Credit Account Master Trust, Series 2010-1, Class A,

0.51%, 11/16/15	2,050	2,050

BA Credit Card Trust, Series 2010-A1, Class A1,

0.56%, 9/15/15	2,500	2,500

Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,

2.70%, 6/24/13	500	508

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 12.1% – continued

Credit Card – 2.0% – continued

Discover Card Master Trust, Series 2009-A2, Class A,

1.56%, 2/17/15	$600	$611

GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,

3.69%, 7/15/15	600	629

GE Capital Credit Card Master Note Trust, Series 2009-3, Class A,

2.54%, 9/15/14	500	509
		6,807

Equipment – 1.5%

CNH Equipment Trust, Series 2009-C, Class A3,

1.85%, 12/16/13	1,300	1,315

CNH Equipment Trust, Series 2010-A, Class A2,

0.81%, 8/15/12	500	501

John Deere Owner Trust, Series 2009-B, Class A3,

1.57%, 10/15/13	1,500	1,513

Volvo Financial Equipment LLC, Series 2010-1A, Class A2,

1.06%, 6/15/12 (1)	1,700	1,704
		5,033
Total Asset-Backed Securities
(Cost $40,425)		40,731

CORPORATE BONDS – 49.2%

Aerospace/Defense – 1.2%

Boeing (The) Co.,

1.88%, 11/20/12	1,500	1,530

Raytheon Co.,

5.50%, 11/15/12	2,155	2,370
		3,900

Auto Manufacturers – 0.9%

Daimler Finance N.A. LLC,

7.75%, 1/18/11	1,500	1,530

Nissan Motor Acceptance Corp.,

3.25%, 1/30/13 (1)	1,400	1,443
		2,973

Auto Parts & Equipment – 0.8%

Johnson Controls, Inc.,

4.88%, 9/15/13	2,600	2,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Banks – 4.4%

American Express Bank FSB,

5.55%, 10/17/12	$1,300	$1,401

Citigroup, Inc.,

2.38%, 8/13/13	3,000	3,021

Goldman Sachs Group (The), Inc.,

6.88%, 1/15/11	500	509

3.63%, 8/1/12	1,000	1,041

JPMorgan Chase & Co.,

5.38%, 10/1/12	800	865

1.04%, 9/30/13	2,000	2,006

1.65%, 9/30/13	2,000	2,003

Morgan Stanley,

6.75%, 4/15/11	825	850

0.78%, 1/9/12	1,500	1,491

PNC Funding Corp.,

1.88%, 6/22/11	1,500	1,518
		14,705

Beverages – 2.6%

Anheuser-Busch InBev Worldwide, Inc.,

1.02%, 3/26/13	700	705

2.50%, 3/26/13	1,000	1,026

Coca-Cola Enterprises, Inc.,

1.02%, 5/6/11	1,500	1,505

3.75%, 3/1/12	1,100	1,146

Dr Pepper Snapple Group, Inc.,

1.70%, 12/21/11	2,800	2,822

PepsiCo, Inc.,

0.56%, 7/15/11	1,500	1,501
		8,705

Chemicals – 1.9%

Air Products & Chemicals, Inc.,

4.15%, 2/1/13	3,000	3,173

EI du Pont de Nemours & Co.,

4.75%, 11/15/12	1,000	1,077

Praxair, Inc.,

1.75%, 11/15/12	1,500	1,529

2.13%, 6/14/13	600	617
		6,396

Computers – 1.8%

Hewlett-Packard Co.,

1.35%, 5/27/11	1,500	1,511

1.25%, 9/13/13	1,500	1,510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Computers – 1.8% – continued

International Business Machines Corp.,

0.48%, 11/4/11	$2,100	$2,103

1.00%, 8/5/13	1,000	1,003
		6,127

Cosmetics/Personal Care – 0.6%

Procter & Gamble (The) Co.,

1.38%, 8/1/12	2,000	2,028

Diversified Financial Services – 8.9%

American Express Credit Corp.,

5.88%, 5/2/13	1,000	1,101

American Honda Finance Corp.,

2.38%, 3/18/13 (1)	1,300	1,329

1.63%, 9/20/13 (1)(2)	1,800	1,807

BlackRock, Inc.,

2.25%, 12/10/12	1,000	1,026

Boeing Capital Corp.,

5.80%, 1/15/13	1,000	1,107

Caterpillar Financial Services Corp.,

0.56%, 7/24/12	2,000	2,000

2.00%, 4/5/13	1,000	1,025

ERAC USA Finance LLC,

5.80%, 10/15/12 (1)	1,500	1,620

2.75%, 7/1/13 (1)	1,000	1,022

General Electric Capital Corp.,

2.80%, 1/8/13	1,000	1,030

1.38%, 1/15/13	1,000	1,001

1.88%, 9/16/13	2,000	2,006

John Deere Capital Corp.,

1.22%, 1/18/11	2,205	2,209

1.88%, 6/17/13	1,600	1,636

MassMutual Global Funding II,

0.79%, 9/27/13 (1)(2)	3,000	2,995

National Rural Utilities Cooperative Finance Corp.,

2.63%, 9/16/12	500	517

PACCAR Financial Corp.,

1.95%, 12/17/12	1,000	1,019

0.71%, 4/5/13	1,500	1,502

2.05%, 6/17/13	1,000	1,026

TD Ameritrade Holding Corp.,

2.95%, 12/1/12	2,800	2,878
		29,856

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Electric – 1.1%

MidAmerican Energy Holdings Co.,

3.15%, 7/15/12	$2,000	$2,068

Southern Co.,

0.92%, 10/21/11	1,500	1,505
		3,573

Electronics – 0.8%

Agilent Technologies, Inc.,

2.50%, 7/15/13	1,000	1,020

Thermo Fisher Scientific, Inc.,

2.15%, 12/28/12	1,600	1,631
		2,651

Food – 3.2%

General Mills, Inc.,

6.00%, 2/15/12	1,500	1,600

Kellogg Co.,

6.60%, 4/1/11	1,000	1,030

4.25%, 3/6/13	1,450	1,555

Kraft Foods, Inc.,

6.25%, 6/1/12	1,784	1,939

6.00%, 2/11/13	1,000	1,111

Safeway, Inc.,

6.50%, 3/1/11	2,000	2,043

Sara Lee Corp.,

6.25%, 9/15/11	1,500	1,579
		10,857

Gas – 0.6%

Consolidated Natural Gas Co.,

6.00%, 10/15/10	2,100	2,102

Healthcare – Products – 0.6%

Baxter International, Inc.,

1.80%, 3/15/13	1,000	1,021

Johnson & Johnson,

5.15%, 8/15/12	1,000	1,085
		2,106

Healthcare – Services – 0.4%

WellPoint, Inc.,

5.00%, 1/15/11	1,200	1,214

Household Products/Wares – 0.7%

Clorox Co.,

5.00%, 3/1/13	2,100	2,293

See Notes to the Financial Statements.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Insurance – 2.8%

Berkshire Hathaway, Inc.,

0.83%, 2/11/13	$1,600	$1,608

2.13%, 2/11/13	1,600	1,649

MetLife Institutional Funding II,

0.69%, 3/27/12 (1)(2)	1,600	1,599

MetLife, Inc.,

1.67%, 8/6/13	2,500	2,518

Metropolitan Life Global Funding,

2.88%, 9/17/12 (1)	1,000	1,031

Prudential Financial, Inc.,

3.63%, 9/17/12	1,000	1,039
		9,444

Media – 1.2%

Comcast Cable Communications LLC,

6.75%, 1/30/11	1,000	1,019

Comcast Corp.,

5.50%, 3/15/11	1,000	1,022

Time Warner Cable, Inc.,

5.40%, 7/2/12	2,000	2,143
		4,184

Miscellaneous Manufacturing – 1.8%

3M Company.,

4.50%, 11/1/11	1,500	1,566

Dover Corp.,

6.50%, 2/15/11	1,495	1,528

Honeywell International, Inc.,

6.13%, 11/1/11	1,600	1,689

4.25%, 3/1/13	1,325	1,433
		6,216

Office/Business Equipment – 1.4%

Pitney Bowes, Inc.,

3.88%, 6/15/13	1,500	1,570

Xerox Corp.,

5.50%, 5/15/12	2,800	2,979
		4,549

Oil & Gas – 1.0%

Marathon Oil Corp.,

6.13%, 3/15/12	1,000	1,069

Occidental Petroleum Corp.,

6.75%, 1/15/12	2,100	2,255
		3,324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Pharmaceuticals – 1.7%

Abbott Laboratories,

5.60%, 5/15/11	$1,200	$1,239

Novartis Capital Corp.,

1.90%, 4/24/13	2,100	2,156

Teva Pharmaceutical Finance III LLC,

0.69%, 12/19/11	2,200	2,208
		5,603

Retail – 5.0%

Autozone, Inc.,

5.88%, 10/15/12	2,100	2,283

CVS Caremark Corp.,

5.75%, 8/15/11	2,100	2,188

Darden Restaurants, Inc.,

5.63%, 10/15/12	2,800	3,030

Home Depot (The), Inc.,

5.20%, 3/1/11	2,100	2,139

McDonald’s Corp.,

8.88%, 4/1/11	1,550	1,613

5.75%, 3/1/12	1,000	1,066

Target Corp.,

4.00%, 6/15/13	2,000	2,157

Walgreen Co.,

4.88%, 8/1/13	2,000	2,219
		16,695

Software – 0.8%

Microsoft Corp.,

0.88%, 9/27/13	2,325	2,328

Oracle Corp.,

5.00%, 1/15/11	500	506
		2,834

Telecommunications – 1.5%

Cellco Partnership, Verizon Wireless,

2.95%, 5/20/11	1,500	1,525

3.75%, 5/20/11	500	510

Cisco Systems, Inc.,

5.25%, 2/22/11	2,040	2,077

New Cingular Wireless Services, Inc.,

7.88%, 3/1/11	1,000	1,030
		5,142

Toys, Games & Hobbies – 1.0%

Mattel, Inc.,

5.63%, 3/15/13	3,000	3,245

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 49.2% – continued

Transportation – 0.5%

United Parcel Service, Inc.,

4.50%, 1/15/13	$1,539	$1,665
Total Corporate Bonds
(Cost $164,033)		165,217

FOREIGN ISSUER BONDS – 14.5%

Agency – 0.5%

Kreditanstalt fuer Wiederaufbau,

0.34%, 2/22/13	1,500	1,496

Banks – 7.3%

ANZ National International Ltd.,

2.38%, 12/21/12 (1)	750	761

Australia & New Zealand Banking Group Ltd.,

0.82%, 10/21/11 (1)	1,500	1,503

Bank of Montreal,

2.13%, 6/28/13	2,500	2,580

Bank of Nova Scotia,

0.54%, 3/5/12	1,500	1,504

1.45%, 7/26/13 (1)	1,300	1,314

Bank of Scotland PLC,

5.00%, 11/21/11 (1)(2)	4,000	4,136

Canadian Imperial Bank of Commerce,

2.00%, 2/4/13 (1)	1,400	1,436

Cie de Financement Foncier,

1.26%, 7/23/12 (1)	2,000	1,997

2.13%, 4/22/13 (1)	1,000	1,018

Credit Suisse, New York,

3.45%, 7/2/12	500	520

HSBC Bank PLC,

1.05%, 8/12/13 (1)(2)	2,000	1,997

National Australia Bank Ltd.,

1.01%, 1/8/13 (1)	1,500	1,501

Rabobank Nederland N.V.,

0.70%, 1/26/12 (1)(2)	1,000	999

2.65%, 8/17/12 (1)	600	619

Westpac Banking Corp.,

2.25%, 11/19/12	1,500	1,529

2.10%, 8/2/13	1,200	1,218
		24,632

Beverages – 0.8%

Diageo Capital PLC,

5.13%, 1/30/12	1,000	1,056

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 14.5% – continued

Beverages – 0.8% – continued

SABMiller PLC,

6.20%, 7/1/11 (1)	$1,500	$1,557
		2,613

Chemicals – 0.7%

Potash Corp. of Saskatchewan, Inc.,

7.75%, 5/31/11	2,200	2,304

Healthcare – Products – 0.6%

Covidien International Finance S.A.,

1.88%, 6/15/13	2,000	2,035

Healthcare – Services – 0.3%

Roche Holdings, Inc.,

2.32%, 2/25/11 (1)	1,000	1,009

Mining – 1.8%

BHP Billiton Finance USA Ltd.,

5.00%, 12/15/10	1,235	1,246

5.13%, 3/29/12	1,500	1,589

4.80%, 4/15/13	1,000	1,087

Rio Tinto Finance USA Ltd.,

5.88%, 7/15/13	2,000	2,229
		6,151

Miscellaneous Manufacturing – 0.8%

Ingersoll-Rand Global Holding Co. Ltd.,

6.00%, 8/15/13	1,000	1,121

Tyco International Finance S.A.,

6.75%, 2/15/11	1,500	1,534
		2,655

Oil & Gas – 0.3%

Devon Financing Corp. ULC,

6.88%, 9/30/11	1,000	1,058

Pharmaceuticals – 0.5%

AstraZeneca PLC,

5.40%, 9/15/12	1,500	1,634

Regional – 0.6%

Province of Ontario Canada,

0.58%, 5/7/13	2,000	1,998

Telecommunications – 0.3%

Vodafone Group PLC,

5.50%, 6/15/11	1,000	1,033
Total Foreign Issuer Bonds
(Cost $48,244)		48,618

See Notes to the Financial Statements.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 6.3% (3)

Fannie Mae – 0.9%

1.00%, 11/23/11	$1,000	$1,007

1.25%, 6/22/12	2,000	2,026
		3,033

Federal Farm Credit Bank – 1.7%

1.14%, 5/17/12	2,200	2,211

0.24%, 7/16/12	2,000	1,998

0.44%, 1/25/13	1,500	1,499
		5,708

Federal Home Loan Bank – 2.5%

0.50%, 7/29/11	2,000	2,000

0.32%, 8/5/11	1,400	1,399

0.45%, 9/22/11	2,000	2,000

0.45%, 10/11/11	3,000	2,999
		8,398

Freddie Mac – 1.2%

0.22%, 2/16/12	2,100	2,099

1.75%, 6/15/12	2,000	2,043
		4,142
Total U.S. Government Agencies
(Cost $21,213)		21,281

U.S. GOVERNMENT OBLIGATIONS – 0.7%

U.S. Treasury Notes – 0.7%

0.88%, 12/31/10	1,000	1,002

0.88%, 5/31/11	1,000	1,004

1.00%, 7/31/11	500	503
		2,509
Total U.S. Government Obligations
(Cost $2,496)		2,509

MUNICIPAL BONDS – 1.0%

Florida – 0.5%

Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,

2.00%, 4/21/11	1,700	1,708

New York – 0.3%

New York City Transitional Finance Authority TRB, Series D,

4.65%, 2/1/12	1,000	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 1.0% – continued

Virginia – 0.2%

Virginia State G.O. Unlimited Bonds, Build America Bonds, Series E-1,

1.20%, 6/1/11	$500	$503
Total Municipal Bonds
(Cost $3,248)		3,263

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds – Diversified Assets Portfolio (4)(5)	4,194,389	$4,194
Total Investment Companies
(Cost $4,194)		4,194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.7%

Denver City & County School District No 1 COP, Variable Taxable Bond, Series B (AGM Insured),

0.42%, 10/6/10	$3,000	$3,000

European Investment Bank,

0.25%, 12/17/10	3,000	2,998

Federal Home Loan Bank Discount Notes,

0.20%, 3/7/11	4,000	3,996

0.18%, 12/10/10	4,000	3,999

Freddie Mac Discount Notes,

0.21%, 2/22/11	5,000	4,996

0.22%, 3/14/11	5,000	4,995

0.21%, 3/15/11	5,000	4,995

0.23%, 4/5/11	5,000	4,994

Ranger Funding Company LLC,

0.25%, 10/22/10	3,000	3,000

Texas State G.O. Unlimited Taxable refunding Bonds, Series B, Veterans Housing Programme,

0.33%, 10/6/10	950	950

Texas State Taxable Adjustable G.O. Unlimited Refunding VRDB, Series B, Veterans Land Development,

0.31%, 10/6/10	1,100	1,100

U.S. Treasury Bill,

0.19%, 2/17/11	2,500	2,499

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 14.7% – continued

0.17%, 2/24/11	$3,000	$2,998

0.19%, 3/3/11	3,000	2,998

0.19%, 3/10/11	2,000	1,998
Total Short-Term Investments
(Cost $49,516)		49,516

Total Investments – 99.8%
(Cost $333,369)		335,329
Other Assets less Liabilities – 0.2%		563
NET ASSETS – 100.0%		$335,892

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $13,534,000 or 4.03% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp., 1.63%, 9/20/13	9/14/10	$1,799
Bank of Scotland PLC, 5.00%, 11/21/11	7/22/10	4,167
HSBC Bank PLC, 1.05%, 8/12/13	8/5/10	2,000
MassMutual Global Funding II, 0.79%, 9/27/13	9/20/10	3,000
Metlife Institutional Funding II, 0.69%, 3/27/12	9/20/10	1,600
Rabobank Nederland N.V., 0.70%, 1/26/12	7/21/10	1,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed. (4) Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,095,000 with net sales of approximately $1,901,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	17.0%
AA+	1.9%
AA	5.8%
AA-	5.3%
A+	5.9%
A	13.6%
A-	6.7%
A1+	2.1%
A1	1.7%
BBB+	10.1%
BBB	7.5%
BBB-	0.9%
Treasury	5.5%
Agency	16.0%

Total	100.0%

* Standard & Poor’s Rating Services.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities
Automobile	$–	$28,891	$–	$28,891
Credit Card	–	6,807	–	6,807
Equipment	–	5,033	–	5,033
Corporate Bonds
Aerospace/Defense	–	3,900	–	3,900
Auto Manufacturers	–	2,973	–	2,973
Auto Parts & Equipment	–	2,830	–	2,830
Banks	–	14,705	–	14,705
Beverages	–	8,705	–	8,705
Chemicals	–	6,396	–	6,396
Computers	–	6,127	–	6,127
Cosmetics/Personal Care	–	2,028	–	2,028
Diversified Financial Services	–	26,860	2,996	29,856
Electric	–	3,573	–	3,573
Electronics	–	2,651	–	2,651
Food	–	10,857	–	10,857
Gas	–	2,102	–	2,102
Healthcare Products	–	2,106	–	2,106
Healthcare Services	–	1,214	–	1,214
Household Products/Wares	–	2,293	–	2,293
Insurance	–	9,444	–	9,444
Media	–	4,184	–	4,184
Miscellaneous Manufacturing	–	6,216	–	6,216
Office/Business Equipment	–	4,549	–	4,549
Oil & Gas	–	3,324	–	3,324
Pharmaceuticals	–	5,603	–	5,603
Retail	–	16,695	–	16,695
Software	–	2,834	–	2,834
Telecommunications	–	5,142	–	5,142
Toys, Games & Hobbies	–	3,245	–	3,245
Transportation	–	1,665	–	1,665
Foreign Issuer Bonds
Agency	–	1,496	–	1,496
Banks	–	17,498	7,134	24,632
Beverages	–	2,613	–	2,613
Chemicals	–	2,304	–	2,304
Healthcare- Products	–	2,035	–	2,035

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Healthcare – Services	$–	$1,009		$–	$1,009
Mining	–	6,151		–	6,151
Miscellaneous
Manufacturing	–	2,655		–	2,655
Oil & Gas	–	1,058		–	1,058
Pharmaceuticals	–	1,634		–	1,634
Regional	–	1,998		–	1,998
Telecommunications	–	1,033		–	1,033
U.S. Government Agencies	–	21,281		–	21,281
U.S. Government Obligations		2,509		–	2,509
Investment Companies	4,194	–		–	4,194
Municipal Bonds	–	3,263	(1)	–	3,263
Short-Term Investments	–	49,516		–	49,516

Total Investments	$4,194	$321,005		$10,130	$335,329

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN/(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	NET PURCHASES/ (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/10 (000S)
Corporate Bonds
Beverages	$701	$–	$(1)	$(700)	$–	$–
Diversified Financial Services	–	–	(4)	3,000	–	2,996
Banks	–	–	(33)	7,167	–	7,134

Total	$701	$–	$(38)	$9,467	$–	$10,130

The amount of change in total unrealized loss on investments in Level 3 securities still held at September 30, 2010 was approximately $15,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 34.4% (1)

Fannie Mae – 21.2%

1.88%, 10/29/12	$1,000	$1,001

2.13%, 1/25/13	1,000	1,004

2.00%, 4/15/13	1,000	1,007

2.63%, 11/20/14	1,000	1,054

3.00%, 2/17/15	1,200	1,212

2.25%, 3/2/17	1,000	1,021

Pool #190371,

6.50%, 7/1/36	933	1,022

Pool #555649,

7.50%, 10/1/32	212	242

Pool #745148,

5.00%, 1/1/36	1,651	1,745

Pool #893082,

5.80%, 9/1/36	552	584

Pool TBA,

3.50%, 10/15/40(2)	1,245	1,284

4.50%, 10/15/40(2)	3,551	3,698

5.00%, 10/15/40(2)	1,305	1,374

5.50%, 10/15/40(2)	1,675	1,780

Series 2007, Class 26C,

5.50%, 3/25/33	1,054	1,103
		19,131

Federal Home Loan Bank – 2.6%

2.00%, 10/5/12	1,000	1,000

1.63%, 11/21/12	1,300	1,328
		2,328

Freddie Mac – 5.4%

1.40%, 7/26/13	900	902

3.00%, 7/28/14	750	802

Pool #1J0365,

5.76%, 4/1/37	722	768

Pool #1J2840,

5.92%, 9/1/37	1,296	1,382

Pool #410092,

2.90%, 11/1/24	50	52

Series 2944, Class WD,

5.50%, 11/15/28	987	1,003
		4,909

Ginnie Mae I Pool – 1.1%

Pool #268360,

10.00%, 4/15/19	20	23

Pool #270288,

10.00%, 6/15/19	21	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 34.4% (1) – continued

Ginnie Mae I Pool – 1.1% – continued

Pool #737270,

5.00%, 5/15/40	$860	$917
		965

Ginnie Mae II Pool – 1.0%

Pool #82581,

4.00%, 7/20/40	871	921

Government National Mortgage Association – 3.1%

Series 2007, Class 15A,

4.51%, 10/16/28	739	764

Series 2007, Class 4A,

4.21%, 6/16/29	544	565

Series 2008, Class 14AC,

4.46%, 12/16/30	681	731

Series 2008, Class 8A,

3.61%, 11/16/27	712	727
		2,787
Total U.S. Government Agencies
(Cost $30,688)		31,041

U.S. GOVERNMENT OBLIGATIONS – 59.2%

U.S. Treasury Notes – 59.2%

0.75%, 9/15/13	11,344	11,381

1.25%, 9/30/15	12,089	12,070

4.50%, 2/15/16	2,900	3,365

3.00%, 2/28/17	2,564	2,758

1.88%, 9/30/17	11,926	11,896

3.50%, 2/15/18	750	828

3.38%, 11/15/19	4,675	5,036

2.63%, 8/15/20	6,116	6,174
		53,508
Total U.S. Government Obligations
(Cost $52,831)		53,508

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 14.9%
Northern Institutional Funds – Government Portfolio (3)(4)	$13,500,486	$13,500
Total Investment Companies
(Cost $13,500)		13,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill,

0.30%, 1/13/11	250	$250
Total Short-Term Investments
(Cost $250)		250

Total Investments – 108.8%
(Cost $97,269)		98,299
Liabilities less Other Assets – (8.8)%		(7,927)
NET ASSETS – 100.0%		$90,372

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed. (2) When-Issued Security.
(3)	At March 31, 2010, the value of the Fund’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $3,687,000 with net purchases of approximately $9,813,000 during the six months ended September 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%

Total	100.0%

* Standard and Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$ –	$31,041 (1)	$–	$31,041
U.S. Government Obligations	–	53,508 (1)	–	53,508
Investment Companies	13,500	–	–	13,500
Short-Term Investments	–	250	–	250

Total Investments	$13,500	$84,799	$–	$98,299

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2010

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

COP	Certificate of Participation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
G.O.	General Obligation
GTD	Guaranteed
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
VRDB	Variable Rate Demand Bond

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts. Further information on the impact of these positions to the Funds’ Financial Statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York stock exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and change in unrealized gains or losses in forward foreign currency exchange contracts. Further information on the impact of these positions to the Funds’ Financial Statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the commitment. As of September 30, 2010, the aggregate market value of securities segregated to cover such commitments was approximately $698,023,000, $526,011,000, $351,283,000, $405,408,000, $59,305,000 and $37,420,000 for the Bond Index, Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income and U.S. Government Funds, respectively. When-issued securities at September 30, 2010, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

F) MORTGAGE DOLLAR ROLLS The Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charge a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees for the six months ended September 30, 2010 were approximately $7,000 for the High Yield Fixed Income Fund. The impact from redemption fees paid to the Fund was less than $0.001 per share. Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds did not have any redemption fees. This amount is included in “Proceeds from Shares Sold” in Note 8 — Capital Share Transactions.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
Fixed Income	Daily	Monthly
Global Fixed Income	Annually	Annually
High Yield Fixed Income	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2010 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$798	$(798)
Fixed Income	591	(591)
Global Fixed Income	1,058	(1,058)
High Yield Fixed Income	3,050	(3,050)
Short-Intermediate U.S Government	548	(548)
U.S. Government	126	(126)

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009, through the fiscal year ended March 31, 2010, the High Yield Fixed Income Fund incurred net capital losses of approximately $231,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2010 the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows (in thousands):

Fund	MARCH 31, 2011	MARCH 31, 2014	MARCH 31, 2016	MARCH 31, 2017	MARCH 31, 2018
Fixed Income	$ —	$ —	$ —	$1,100	$ —
High Yield Fixed Income	23,434	3,599	5,500	236,214	31,249
U.S. Government	—	—	—	—	111

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2010, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Bond Index	$ —	$4,379	$ —	$47,654
Fixed Income	—	83	—	24,268
Global Fixed Income	—	202	208	106
High Yield Fixed Income	—	4,612	—	138,087
Short-Intermediate U.S. Government	—	3,837	223	561
Tax-Advantaged Ultra-Short Fixed Income	—	237	—	599
Ultra-Short Fixed Income	—	170	—	577
U.S. Government	—	448	—	269

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$58,542	$ —
Fixed Income	—	36,790	—
Global Fixed Income	—	1,618	505
High Yield Fixed Income	—	205,317	—
Short-Intermediate U.S. Government	—	27,180	1,172
Tax-Advantaged Ultra-Short Fixed Income	—	1,031	—
Ultra-Short Fixed Income	—	715	—
U.S. Government	—	7,428	148

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$39,102	$ —
Fixed Income	—	36,843	—
Global Fixed Income	—	4,700	—
High Yield Fixed Income	—	125,489	—
Short-Intermediate U.S. Government	—	12,581	199
U.S. Government	—	3,075	73

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6 Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements.

As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and in some cases, personal and account maintenance services for their customers who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds beneficially owned by their customers.

These expenses are included in the Statement of Operations under shareholder servicing fees for the six months ended September 30, 2010.

4. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expense on the Statements of Operations. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the Global Fixed Income Fund’s borrowings was $644,000 and the weighted average interest rate on these borrowings was 1.10 percent for the six months ended September 30, 2010.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2010, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2010, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Bond Index	0.15%	0.25%

	CONTRACTUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Fixed Income	0.70%	0.66%	0.63%	0.90%
Global Fixed Income	0.85%	0.80%	0.77%	1.15%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.89%
Short-Intermediate U.S. Government	0.70%	0.66%	0.63%	0.91%
Tax-Advantaged Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
U.S. Government	0.70%	0.66%	0.63%	0.90%

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment advisers have contractually agreed to reimburse certain expenses of the Funds. The contractual reimbursement arrangement is expected to continue until at least July 31, 2011. After this date, the investment advisers or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administrative fees.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio or the Government Portfolio (the “Portfolios”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio and the Short-Intermediate U.S Government and U.S Government Funds currently invest uninvested cash in the Government Portfolio of Northern Institutional Funds. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Diversified Assets Portfolio or the Government Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Other income on the Statement of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$1,225,745	$45,929	$1,078,515	$32,668
Fixed Income	3,159,323	241,318	3,300,570	175,160
Global Fixed Income	1,810	9,746	8,593	19,060
High Yield Fixed Income	—	2,403,736	—	1,936,074
Short-Intermediate U.S. Government	5,025,927	—	4,950,020	—
Tax-Advantaged Ultra-Short Fixed Income	119,583	148,410	18,461	23,490
Ultra-Short Fixed Income	40,203	124,671	15,167	15,001
U.S. Government	545,363	—	560,973	—

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At September 30, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond Index	$117,895	$(1,178)	$116,717	$2,095,769
Fixed Income	34,587	(2,261)	32,326	1,162,122
Global Fixed Income	4,189	(297)	3,892	39,760
High Yield Fixed Income	184,062	(27,005)	157,057	3,322,598
Short-Intermediate U.S. Government	5,796	(445)	5,351	1,016,297
Tax-Advantaged Ultra Short Fixed Income	2,393	(411)	1,982	557,930
Ultra-Short Fixed Income	2,024	(64)	1,960	333,369
U.S. Government	1,098	(82)	1,016	97,283

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	34,594	$367,928	486	$5,191	(25,454)	$(270,176)	9,626	$102,943
Fixed Income	12,344	128,023	190	1,980	(13,647)	(141,497)	(1,113)	(11,494)
Global Fixed Income	220	2,588	—	—	(1,515)	(17,286)	(1,295)	(14,698)
High Yield Fixed Income	99,814	701,575	2,108	14,839	(31,821)	(221,845)	70,101	494,569
Short-Intermediate U.S. Government	25,569	269,096	14	148	(12,436)	(130,416)	13,147	138,828
Tax-Advantaged Ultra-Short Fixed Income	28,286	286,308	31	315	(6,308)	(63,803)	22,009	222,820
Ultra-Short Fixed Income	19,477	197,373	25	251	(3,570)	(36,168)	15,932	161,456
U.S. Government	867	8,527	21	221	(2,090)	(20,951)	(1,202)	(12,203)

FIXED INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	94,131	$970,499	1,204	$12,431	(47,429)	$(488,711)	47,906	$494,219
Fixed Income	44,709	449,724	477	4,800	(38,425)	(386,997)	6,761	67,527
Global Fixed Income	2,562	30,025	97	1,125	(4,911)	(56,694)	(2,252)	25,544
High Yield Fixed Income	280,587	1,850,944	5,558	37,111	(108,842)	(724,787)	177,303	1,163,268
Short-Intermediate U.S. Government	47,325	498,750	1,862	19,295	(25,046)	(263,263)	24,141	254,782
Tax-Advantaged Ultra-Short Fixed Income*	35,289	355,587	22	226	(2,766)	(27,932)	32,545	327,881
Ultra-Short Fixed Income*	18,561	186,989	13	129	(1,448)	(14,632)	17,126	172,486
U.S. Government	3,413	35,705	527	5,320	(7,680)	(80,040)	(3,740)	(39,015)

*	Commenced investment operations on June 18, 2009.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2010:

Amounts in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Global Fixed Income	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$142	Unrealized loss on forward foreign currency exchange contracts	$104

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended September 30, 2010:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Fixed Income	Equity contracts	Net realized gains (losses) on futures contracts	$5
Global Fixed Income	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	712
U.S. Government	Equity contracts	Net realized gains (losses) on futures contracts	35

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Fixed Income	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$20
Global Fixed Income	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	69
U.S. Government	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(11)

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2010 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2010*:

	FOREIGN EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Global Fixed Income	89	$798	—	$—

*	Activity during the period is measured by number of trades during the year and average notional amount for foreign exchange and futures equity contracts, and average contract size and average cost of proceeds of sale for written option contracts.

**	Amounts in thousands.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers of which these were no significant transfers to disclose for the funds during the reporting periods; b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issue for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in the financial statements.

11. SUBSEQUENT EVENTS

At a meeting held on November 5, 2010, the Board of Trustees of Northern Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2010 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 108), if any, in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.90%	$1,000.00	$1,053.40	$4.63
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.90%	$1,000.00	$1,032.00	$4.58
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56

GLOBAL FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.15%	$1,000.00	$1,084.70	$6.01
Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.87%	$1,000.00	$1,060.60	$4.49
Hypothetical	0.87%	$1,000.00	$1,020.71	$4.41

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.90%	$1,000.00	$1,053.40	$4.63
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.25%	$1,000.00	$1,059.60	$1.29
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.25%	$1,000.00	$1,009.90	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

NORTHERN FUNDS SEMIANNUAL REPORT	113	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2010 (UNAUDITED)

TAX-ADVANTAGED ULTRA-SHORT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.25%	$1,000.00	$1,008.60	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months or period ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

FIXED INCOME FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”).

At a meeting of the Board of Trustees held on May 6-7, 2010 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decisions.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ diligent and expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as their commitment of resources to support the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Funds; Northern’s contractual commitment to continue expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund, and in some cases was reimbursing more expenses. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structures and cost allocation methodologies.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating

NORTHERN FUNDS SEMIANNUAL REPORT	115	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

expense ratios were prepared by Lipper. This information showed that the Funds’ overall expense ratios were below the objective median, while management fees were in the fourth quartile for most of the Funds, except the Bond Index Fund Ultra-Short Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Funds, which were in the first quartile. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by them with similar strategies. With regard to these clients, the Trustees noted the differences in services provided by Northern, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by the sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may underperform during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three- and five-year performance. For Funds subject to in-depth performance reviews, the Trustees placed more emphasis on recent (one-year) performance. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. For the new Ultra-Short Fixed Income and the Tax-Advantaged Ultra-Short Fixed Income Funds, the Trustees focused on their shorter since-inception performance, during which time the Funds exceeded their respective benchmarks. The performance information for the remaining Funds showed that they were primarily in the third quartile versus their respective peers for three- and five- year performance, except for the Global Fixed Income Fund, which was in the second quartile for its three-year performance and the fourth quartile for its five-year performance. During the same period, the Funds underperformed their benchmarks. The Trustees took into account, among other things, Northern’s generally more risk averse approach than other advisers — a strategy that was generally in line with the Funds’ investor base, which was primarily made up of Northern’s clients. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds and had resulted in improved performance for certain of the Funds subject to more intensive review.

Based on the information received, the Trustees believed that the majority of the Funds were performing well under current market circumstances and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees believed that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency, and administration, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits

The Trustees reviewed other benefits accruing to Northern and their affiliates as a result of their relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company.

*    *    *    *    *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by or to be provided by Northern, their actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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NORTHERN FUNDS SEMIANNUAL REPORT	119	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

26	CALIFORNIA TAX-EXEMPT FUND

31	HIGH YIELD MUNICIPAL FUND

44	INTERMEDIATE TAX-EXEMPT FUND

57	SHORT-INTERMEDIATE TAX-EXEMPT FUND

69	TAX-EXEMPT FUND

79	ABBREVIATIONS AND OTHER INFORMATION

80	NOTES TO THE FINANCIAL STATEMENTS

87	FUND EXPENSES

88	APPROVAL OF ADVISORY AGREEMENT

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$115,750	(1)	$287,117	(2)
Investments, at value	$123,099	(3)	$301,601	(4)
Interest income receivable	1,115		3,309
Receivable for securities sold	508		890
Receivable for fund shares sold	50		45
Receivable from investment adviser	3		5
Prepaid and other assets	7		6
Total Assets	124,782		305,856
LIABILITIES:
Payable for securities purchased	–		–
Payable for when-issued securities	3,689		5,990
Payable for fund shares redeemed	30		433
Distributions to shareholders	43		91
Payable to affiliates:
Investment advisory fees	11		27
Administration fees	3		7
Custody and accounting fees	1		2
Shareholder servicing fees	1		–
Transfer agent fees	2		5
Trustee fees	4		4
Accrued other liabilities	21		21
Total Liabilities	3,805		6,580
Net Assets	$120,977		$299,276
ANALYSIS OF NET ASSETS:
Capital stock	$113,388		$283,749
Accumulated undistributed net investment income (loss)	–		–
Accumulated undistributed net realized gain (loss)	240		1,043
Net unrealized appreciation	7,349		14,484
Net Assets	$120,977		$299,276
Shares Outstanding ($.0001 par value, unlimited authorization)	11,221		28,262
Net Asset Value, Redemption and Offering Price Per Share	$10.78		$10.59

(1)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $6,096, $42,391, $197,371, $212,426 and $38,765, respectively.
(2)	Amounts include cost from the California Municipal Money Market Fund of the Northern Funds of $10,549 and $2,338, respectively.
(3)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $6,096, $42,391, $197,371, $212,426 and $38,765, respectively.
(4)	Amounts include value from the California Municipal Money Market Fund of the Northern Funds of $10,549 and $2,338, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$143,603	(2)	$900,265	(1)	$1,832,375	(1)	$1,418,377	(1)	$1,099,361	(1)
$153,691	(4)	$933,511	(3)	$1,903,459	(3)	$1,457,998	(3)	$1,160,797	(3)
1,928		14,085		19,855		12,155		12,904
8,241		–		18,201		–		2,549
76		450		562		2,572		369
5		14		35		21		20
6		3		10		21		7
163,947		948,063		1,942,122		1,472,767		1,176,646

2,599		5,745		10,499		–		5,520
2,240		–		4,744		1,045		10,422
49		41		321		1,271		200
63		411		544		204		430
14		100		172		121		104
4		23		47		36		29
1		4		7		6		5
11		1		63		–		19
3		15		32		24		19
4		4		9		4		7
21		22		62		61		43
5,009		6,366		16,500		2,772		16,798
$158,938		$941,697		$1,925,622		$1,469,995		$1,159,848

$146,910		$960,114		$1,825,828		$1,430,483		$1,080,638
–		–		75		–		(67)
1,940		(51,663)		28,635		(109)		17,841
10,088		33,246		71,084		39,621		61,436
$158,938		$941,697		$1,925,622		$1,469,995		$1,159,848
13,981		111,615		180,307		138,401		106,210
$11.37		$8.44		$10.68		$10.62		$10.92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$2,273	$5,341
Dividend income	–	1 (1)
Other income	1	–
Total Investment Income	2,274	5,342
EXPENSES:
Investment advisory fees	300	767
Administration fees	82	209
Custody fees	11	21
Accounting fees	15	24
Transfer agent fees	54	139
Registration fees	8	6
Printing fees	8	9
Professional fees	11	11
Shareholder servicing fees	4	2
Trustee fees	4	4
Other	5	5
Total Expenses	502	1,197
Less expenses reimbursed by investment adviser	(93)	(150)
Less custodian credits	–	(1)
Net Expenses	409	1,046
Net Investment Income	1,865	4,296
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	402	2,017
Net change in unrealized appreciation on:
Investments	4,084	9,706
Net Gains	4,486	11,723
Net Increase in Net Assets Resulting from Operations	$6,351	$16,019

(1)	Amounts include dividend income from the California Municipal Money Market Fund of the Northern Funds of $1 and $1, respectively.
(2)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2, $6, $6 and $1, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,510	$21,879	$30,625		$14,024	$23,443
1 (1)	2 (2)	6	(2)	6 (2)	1	(2)
–	9	48		51	8
3,511	21,890	30,679		14,081	23,452

426	2,847	4,921		3,441	3,037
116	657	1,354		1,032	828
15	50	99		74	63
18	54	100		79	65
77	438	903		688	552
6	12	20		20	18
9	8	27		26	18
11	11	31		32	21
41	21	268		3	105
4	4	11		12	8
5	5	13		12	9
728	4,107	7,747		5,419	4,724
(146)	(384)	(1,020)		(602)	(580)
(1)	–	–		–	–
581	3,723	6,727		4,817	4,144
2,930	18,167	23,952		9,264	19,308

1,975	(6,811)	18,568		(376)	13,102
5,911	42,524	46,535		17,674	25,425
7,886	35,713	65,103		17,298	38,527
$10,816	$53,880	$89,055		$26,562	$57,835

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income	$1,865	$3,510	$4,296	$7,422
Net realized gains (losses)	402	509	2,017	523
Net change in unrealized appreciation	4,084	3,227	9,706	7,260
Net Increase in Net Assets Resulting from Operations	6,351	7,246	16,019	15,205
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	14,432	13,862	21,769	70,037
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,432	13,862	21,769	70,037
DISTRIBUTIONS PAID:
From net investment income	(1,865)	(3,510)	(4,296)	(7,422)
From net realized gains	–	–	–	–
Total Distributions Paid	(1,865)	(3,510)	(4,296)	(7,422)
Total Increase in Net Assets	18,918	17,598	33,492	77,820
NET ASSETS:
Beginning of period	102,059	84,461	265,784	187,964
End of period	$120,977	$102,059	$299,276	$265,784
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$–	$–

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2010

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010

$2,930	$6,135	$18,167	$24,075	$23,952	$43,255	$9,264	$17,551	$19,308	$38,906
1,975	808	(6,811)	(10,287)	18,568	30,181	(376)	394	13,102	26,989
5,911	7,269	42,524	61,791	46,535	18,255	17,674	12,856	25,425	21,788
10,816	14,212	53,880	75,579	89,055	91,691	26,562	30,801	57,835	87,683

(5,170)	12,866	106,205	417,882	214,415	409,189	133,367	570,049	51,534	130,095
(5,170)	12,866	106,205	417,882	214,415	409,189	133,367	570,049	51,534	130,095

(2,930)	(6,135)	(18,167)	(24,075)	(23,953)	(43,256)	(9,264)	(17,551)	(19,308)	(38,906)
–	(17)	–	–	–	(12,188)	–	(239)	–	(993)
(2,930)	(6,152)	(18,167)	(24,075)	(23,953)	(55,444)	(9,264)	(17,790)	(19,308)	(39,899)
2,716	20,926	141,918	469,386	279,517	445,436	150,665	583,060	90,061	177,879

156,222	135,296	799,779	330,393	1,646,105	1,200,669	1,319,330	736,270	1,069,787	891,908
$158,938	$156,222	$941,697	$799,779	$1,925,622	$1,646,105	$1,469,995	$1,319,330	$1,159,848	$1,069,787
$–	$–	$–	$–	$75	$76	$–	$–	$(67)	$(67)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.34	$9.92	$10.01	$10.28	$10.29	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.38	0.40	0.40	0.41	0.41
Net realized and unrealized gains (losses)	0.44	0.42	(0.09)	(0.22)	0.04	(0.13)
Total from Investment Operations	0.62	0.80	0.31	0.18	0.45	0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.38)	(0.40)	(0.40)	(0.41)	(0.41)
From net realized gains	–	–	–	(0.05)	(0.05)	(0.09)
Total Distributions Paid	(0.18)	(0.38)	(0.40)	(0.45)	(0.46)	(0.50)
Net Asset Value, End of Period	$10.78	$10.34	$9.92	$10.01	$10.28	$10.29
Total Return(1)	6.06%	8.11%	3.17%	1.75%	4.50%	2.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$120,977	$102,059	$84,461	$70,089	$53,236	$52,233
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.85%
Expenses, before waivers, reimbursements and credits	0.92%	0.93%	0.95%	0.99%	1.01%	1.11%
Net investment income, net of waivers, reimbursements and credits	3.42%	3.66%	4.03%	3.93%	4.00%	3.88%
Net investment income, before waivers, reimbursements and credits	3.25%	3.48%	3.83%	3.69%	3.74%	3.62%
Portfolio Turnover Rate	16.23%	31.71%	47.59%	62.06%	67.02%	28.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.15	$9.79	$9.94	$10.19		$10.15	$10.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.32	0.33	0.36		0.38	0.39
Net realized and unrealized gains (losses)	0.44	0.36	(0.15)	(0.25)		0.05	(0.11)
Total from Investment Operations	0.60	0.68	0.18	0.11		0.43	0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.32)	(0.33)	(0.36)		(0.38)	(0.39)
From net realized gains	–	–	–	–	(1)	(0.01)	(0.03)
Total Distributions Paid	(0.16)	(0.32)	(0.33)	(0.36)		(0.39)	(0.42)
Net Asset Value, End of Period	$10.59	$10.15	$9.79	$9.94		$10.19	$10.15
Total Return(2)	5.96%	7.01%	1.88%	1.18%		4.29%	2.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$299,276	$265,784	$187,964	$141,270		$112,685	$74,434
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75	%(4)	0.75%	0.85%
Expenses, before waivers, reimbursements and credits	0.86%	0.86%	0.88%	0.90%		0.93%	1.08%
Net investment income, net of waivers, reimbursements and credits	3.08%	3.17%	3.39%	3.62%		3.72%	3.76%
Net investment income, before waivers, reimbursements and credits	2.97%	3.06%	3.26%	3.47%		3.54%	3.53%
Portfolio Turnover Rate	27.60%	33.12%	30.72%	64.84%		41.71%	31.34%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $7,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.80	$10.19	$10.51	$10.92	$10.93	$11.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.43	0.43	0.43	0.46	0.45
Net realized and unrealized gains (losses)	0.57	0.61	(0.32)	(0.35)	0.03	(0.03)
Total from Investment Operations	0.78	1.04	0.11	0.08	0.49	0.42
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.43)	(0.43)	(0.43)	(0.46)	(0.45)
From net realized gains	–	– (1)	–	(0.06)	(0.04)	(0.05)
Total Distributions Paid	(0.21)	(0.43)	(0.43)	(0.49)	(0.50)	(0.50)
Net Asset Value, End of Period	$11.37	$10.80	$10.19	$10.51	$10.92	$10.93
Total Return(2)	7.28%	10.38%	1.07%	0.74%	4.54%	3.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$158,938	$156,222	$135,296	$131,867	$111,482	$91,761
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.85%
Expenses, before waivers, reimbursements and credits	0.94%	0.93%	0.90%	0.90%	0.92%	1.05%
Net investment income, net of waivers, reimbursements and credits	3.78%	4.06%	4.16%	4.01%	4.14%	4.09%
Net investment income, before waivers, reimbursements and credits	3.59%	3.88%	4.01%	3.86%	3.97%	3.89%
Portfolio Turnover Rate	60.09%	91.62%	53.88%	48.69%	48.72%	21.04%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$8.10	$7.23	$8.89	$9.89	$9.69	$9.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.34	0.42	0.42	0.42	0.42
Net realized and unrealized gains (losses)	0.34	0.87	(1.66)	(1.00)	0.20	0.06
Total from Investment Operations	0.51	1.21	(1.24)	(0.58)	0.62	0.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.34)	(0.42)	(0.42)	(0.42)	(0.42)
Total Distributions Paid	(0.17)	(0.34)	(0.42)	(0.42)	(0.42)	(0.42)
Net Asset Value, End of Period	$8.44	$8.10	$7.23	$8.89	$9.89	$9.69
Total Return(1)	6.37%	16.90%	(14.29)%	(5.95)%	6.53%	5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$941,697	$799,779	$330,393	$378,832	$321,791	$234,292
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.94%	0.95%	0.96%	0.97%	0.98%	1.05%
Net investment income, net of waivers, reimbursements and credits	4.15%	4.24%	5.12%	4.53%	4.29%	4.27%
Net investment income, before waivers, reimbursements and credits	4.06%	4.14%	5.01%	4.41%	4.16%	4.07%
Portfolio Turnover Rate	2.61%	12.45%	33.97%	25.81%	13.20%	12.95%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.30	$10.01	$10.05	$10.16	$10.18	$10.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.31	0.35	0.36	0.37	0.34
Net realized and unrealized gains (losses)	0.38	0.37	(0.04)	(0.09)	0.07	(0.08)
Total from Investment Operations	0.52	0.68	0.31	0.27	0.44	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.31)	(0.35)	(0.36)	(0.37)	(0.34)
From net realized gains	–	(0.08)	–	(0.02)	(0.09)	(0.04)
Total Distributions Paid	(0.14)	(0.39)	(0.35)	(0.38)	(0.46)	(0.38)
Net Asset Value, End of Period	$10.68	$10.30	$10.01	$10.05	$10.16	$10.18
Total Return(1)	5.07%	6.94%	3.02%	2.75%	4.36%	2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,925,622	$1,646,105	$1,200,669	$752,080	$639,954	$560,492
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.74%	0.75%	0.75%	0.75%	0.75%	0.85%
Expenses, before waivers, reimbursements and credits	0.86%	0.86%	0.84%	0.85%	0.85%	0.99%
Net investment income, net of waivers, reimbursements and credits	2.66%	2.98%	3.49%	3.58%	3.60%	3.32%
Net investment income, before waivers, reimbursements and credits	2.54%	2.87%	3.40%	3.48%	3.50%	3.18%
Portfolio Turnover Rate	51.73%	111.53%	135.72%	266.10%	281.30%	192.60%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$10.49	$10.33	$10.17	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.18	0.27	0.19
Net realized and unrealized gains	0.13	0.16	0.16	0.17
Total from Investment Operations	0.20	0.34	0.43	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.18)	(0.27)	(0.19)
From net realized gains	–	– (2)	–	–
Total Distributions Paid	(0.07)	(0.18)	(0.27)	(0.19)
Net Asset Value, End of Period	$10.62	$10.49	$10.33	$10.17
Total Return(3)	1.92%	3.29%	4.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,469,995	$1,319,330	$736,270	$173,186
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.70%	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.79%	0.79%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.35%	1.63%	2.63%	3.07%
Net investment income, before reimbursements and credits	1.26%	1.54%	2.53%	2.88%
Portfolio Turnover Rate	8.39%	10.07%	25.93%	10.58%

(1)	Commenced investment operations on August 22, 2007.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$10.55	$10.03	$10.16	$10.45	$10.47	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.40	0.40	0.40	0.42	0.43
Net realized and unrealized gains (losses)	0.37	0.53	(0.13)	(0.26)	0.08	(0.06)
Total from Investment Operations	0.56	0.93	0.27	0.14	0.50	0.37
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.40)	(0.40)	(0.40)	(0.42)	(0.43)
From net realized gains	–	(0.01)	–	(0.03)	(0.10)	(0.06)
Total Distributions Paid	(0.19)	(0.41)	(0.40)	(0.43)	(0.52)	(0.49)
Net Asset Value, End of Period	$10.92	$10.55	$10.03	$10.16	$10.45	$10.47
Total Return(1)	5.33%	9.38%	2.73%	1.35%	4.88%	3.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,159,848	$1,069,787	$891,908	$708,359	$580,587	$477,295
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.85%
Expenses, before waivers, reimbursements and credits	0.86%	0.85%	0.85%	0.85%	0.86%	1.00%
Net investment income, net of waivers, reimbursements and credits	3.50%	3.83%	4.00%	3.87%	3.97%	4.04%
Net investment income, before waivers, reimbursements and credits	3.39%	3.73%	3.90%	3.77%	3.86%	3.89%
Portfolio Turnover Rate	64.02%	122.57%	166.83%	278.36%	260.99%	163.06%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7%

Arizona – 94.0%

Arizona Health Facilities Authority Hospital System Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded, 6.00%, 2/15/12	$1,000	$1,087

Arizona School Facilities Board COP, 5.25%, 9/1/23	2,000	2,177

Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured), 5.00%, 7/1/18	1,500	1,664

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/19(1)	3,075	3,668

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/28	1,770	1,965

5.00%, 7/1/29	1,845	2,035

Arizona State University COP, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,051

Arizona State University Revenue Bonds (FGIC Insured), Prerefunded, 5.50%, 7/1/12	1,160	1,262

Arizona State University Revenue Refunding Bonds System (AMBAC Insured), 5.00%, 7/1/27	1,450	1,491

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality, 5.00%, 10/1/30	2,000	2,266

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,059

Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,547

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,115

Glendale G.O. Unlimited Bonds, 2.00%, 7/1/18	2,600	2,555

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,225

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 94.0% – continued

Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured), 5.00%, 7/1/28	$2,000	$2,139

Goodyear G.O. Unlimited Bonds (NATL-RE Insured), 5.00%, 7/1/16	1,300	1,510

5.00%, 7/1/18	640	736

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,

5.00%, 8/1/28	2,000	2,085

5.25%, 8/1/31	1,005	1,071

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A, 4.13%, 8/1/19	630	677

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 3.00%, 7/1/22	2,000	2,032

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 3.00%, 7/1/15	1,000	1,082

Maricopa County Elementary School District No. 001 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,306

Maricopa County Elementary School District No. 008 Osborn G.O. Limited Refunding Bonds, (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,100

Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	778

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	272

Maricopa County School District No. 4 Mesa United G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,122

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,074

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 94.0% – continued

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	$175	$199

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured), 5.25%, 7/1/15	1,000	1,131

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	537

Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	176

Mesa Highway Revenue Bonds, Project Advancement Notes, 3.50%, 7/1/15	900	940

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,166

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,184

5.00%, 7/1/23	1,000	1,129

Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	409

Northern Arizona University Revenue Refunding Bonds, System (NATL-RE FGIC Insured), 5.25%, 6/1/15	1,000	1,143

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lein, 3.00%, 7/1/18	1,000	1,012

4.00%, 7/1/19	600	641

3.50%, 7/1/20	1,400	1,431

5.00%, 7/1/34	3,435	3,511

5.00%, 7/1/40	5,000	5,167

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 94.0% – continued

Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured), 4.75%, 7/1/24	$1,250	$1,338

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,057

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	2,022

5.50%, 7/1/21	1,080	1,281

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured), 5.50%, 7/1/17	3,500	3,750

Phoenix Civic Improvement Corp. Water System Revenue Bonds,Series A, Junior Lien, 5.00%, 7/1/22	1,000	1,161

5.00%, 7/1/23	1,000	1,152

5.00%, 7/1/39	530	570

Phoenix G.O. Limited Refunding Bonds, Series B, 5.00%, 7/1/20	3,000	3,474

Phoenix G.O. Limited Refunding Bonds, Series C, 3.00%, 7/1/20	1,000	1,038

Phoenix Various Purpose G.O. Unlimited Bonds, Series B, Partially Prerefunded, 5.38%, 7/1/20	1,000	1,066

Pima County Streets & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,103

4.00%, 7/1/23	500	530

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,193

Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,166

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project, 5.00%, 1/1/37	5,005	5,283

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	1,655	1,944

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 94.0% – continued

Scottsdale Municipal Property Corp. Excise TRB, Water & Sewer Improvements Project, 4.00%, 7/1/24	$1,775	$1,897

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	1,195	1,368

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,153

Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,085

5.00%, 7/1/29	1,000	1,064

Tucson Water Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,752

Tucson Water Revenue Bonds, Series A, System, 4.40%, 7/1/24	2,400	2,498

Tucson Water Revenue Refunding Bonds, Series C, 5.00%, 7/1/26	2,085	2,297

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,088

5.00%, 7/1/28	1,945	2,063
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured), 5.00%, 7/1/17	1,100	1,244
		113,699

Puerto Rico – 2.7%

Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,559
Puerto Rico Public Finance Corp. Revenue Bonds, Commonwealth Appropriated, Series E (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,745
		3,304
Total Municipal Bonds
(Cost $109,654)		117,003

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - Tax-Exempt Portfolio (2)(3)	6,095,758	$6,096
Total Investment Companies
(Cost $6,096)		6,096

Total Investments – 101.8%
(Cost $115,750)		123,099
Liabilities less Other Assets – (1.8)%		(2,122)
NET ASSETS – 100.0%		$120,977

(1)	When-Issued Security.
(2)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,562,000 with net purchases of approximately $4,534,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	12.0%
General	16.4
General Obligation	15.5
School District	10.8
Transportation	10.1
Water	20.7
All other sectors less than 5%	14.5

Total	100.0%

At September 30, 2010, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	37.5%
AA	36.0
A	19.0
BBB	2.8
Not Rated	2.3
Cash and Equivalents	2.4

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$117,003	(1)	$–	$117,003
Investment Companies	6,096	–		–	6,096

Total Investments	$6,096	$117,003		$–	$123,099

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0%

California – 91.8%

Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$3,500	$3,619

Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	2,405	2,545

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,614

California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University, 5.25%, 12/1/32	2,500	2,586

California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.50%, 10/1/17	1,100	1,295

California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	1,000	1,094

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,001

California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), 5.50%, 5/1/13	1,500	1,627

California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 5/1/12	600	654

California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded, 5.38%, 5/1/12	745	811

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,925

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,938

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	$85	$85

California State G.O. Unlimited Bonds, Unrefunded Balance, Series-2007 (FGIC Insured), 5.38%, 6/1/26	2,255	2,260

California State Public Works Board Lease Revenue Bonds, Series A, Department Mental Health-Coalinga, 5.25%, 6/1/13	4,835	5,215

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,012

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,300	1,359

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,553

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,103

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,382

California State Various Purpose G.O. Unlimited Bonds, 5.75%, 4/1/31	4,750	5,204

6.00%, 11/1/35	5,000	5,594

California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,852

California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured), 5.50%, 8/15/12	1,745	1,829

Carlsbad Unified School District G.O. Unlimited Bonds, 1.83%, 5/1/19(1)	1,250	887

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% continued

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured), 5.25%, 8/1/32	$1,500	$1,625

Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,239

Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured), 1.94%, 8/1/23(1)	1,000	522

1.95%, 8/1/24(1)	1,000	490

Desert Sands Unified School District G.O Unlimited Bonds, Election 2001 (AMBAC Insured), 5.00%, 6/1/31	2,500	2,628

Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	1,012

Eastern Municipal Water District Water & Sewer Revenue COP, Series H, 5.00%, 7/1/33	2,000	2,120

El Dorado Irrigation District & Water Agency COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,215	1,346

6.25%, 8/1/29	3,500	3,809

Escondido Revenue COP (AMBAC Insured), 4.00%, 9/1/17	500	534

Foothill-Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 1.60%, 1/1/20(1)	2,150	1,693

Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.38%, 8/1/11	1,350	1,421

5.38%, 8/1/11	625	658

Gilroy Unified School District G.O. Unlimited Bonds, Anticipation Notes, 5.00%, 4/1/13	2,000	2,142

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured), Prerefunded, 5.38%, 9/1/11	$1,000	$1,047

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	1,000	1,003

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,787

Hillsborough School District G.O. Unlimited Bonds, Anticipation Notes, 0.24%, 9/1/13(1)	2,000	1,830

Kern Community College District Refunding COP, 4.00%, 4/1/14	4,000	4,165

Long Beach G.O. Limited Tax & Revenue Anticipation Notes, 2.00%, 9/30/11(2)	5,895	5,990

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/27	850	968

Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	5,000	5,057

Los Angeles Department of Water & Power Revenue Bonds, Series A, Subseries A-2, 5.00%, 7/1/30	2,000	2,108

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B, 5.00%, 7/1/17	1,565	1,844

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,053

Los Angeles G.O. Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	10,000	10,108

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	611

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

Los Angeles Unified School District G.O. Unlimited Refunding Bonds (NATL-RE Insured), 5.75%, 7/1/17	$5,635	$6,856

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,547

Metropolitan Water District of Southern California Authorization Waterworks Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), 5.00%, 10/1/26	2,000	2,196

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,119

Mojave Water Agency COP, Series A, 5.00%, 6/1/20	355	403

5.00%, 6/1/23	665	730

Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (AGM Insured), 0.81%, 8/1/24(1)	2,430	1,191

Northern California Power Agency Capital Facilities Revenue Refunding Bonds, Series A, 5.25%, 8/1/24	1,500	1,656

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,751

Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 7/1/16	3,160	3,664

Orange County Water District Revenue COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,136

Pasadena City Refunding COP, Series C, 4.75%, 2/1/38	2,150	2,201

Poway Unified School District G.O. Unlimited Bonds, Series A, Election 2008, Improvement District No. 2007-1, 1.86%, 8/1/20(1)	3,280	2,088

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	500	537

5.00%, 7/1/29	1,000	1,067

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.13%, 8/1/37	$2,000	$2,098

Rescue Union School District COP, (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	3,078

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	506

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,585

Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,490	1,524

Sacramento Municipal Utility District Electric Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,176

Sacramento Regional County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	915	919

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Project, 3.25%, 3/1/16	2,195	2,256

4.00%, 3/1/19	1,150	1,175

4.25%, 3/1/20	1,130	1,163

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,623

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B, 5.00%, 5/15/20	5,000	5,863

5.00%, 5/15/21	1,205	1,399

San Diego Public Facilities Financing Authority Water Refunding Bonds, Series A, 5.25%, 8/1/27	5,880	6,793

San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex, 4.00%, 2/1/19	3,615	3,987

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured), 5.50%, 7/1/27	$1,500	$1,805

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E, 5.50%, 5/1/26	2,500	2,803

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series 34F (Assured Guaranty Insured), 5.00%, 5/1/16	2,000	2,324

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	2,500	2,763

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series D (AGM Insured), 5.00%, 5/1/19	4,000	4,709

San Francisco City & County COP, Series B, Multiple Capital Improvement Projects, 4.75%, 4/1/30	1,500	1,566

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/1/25	2,750	2,933

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	4,000	4,371

San Francisco City and County COP, Series A, Multiple Capital Improvement Projects, 5.00%, 4/1/15	2,740	3,130

San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, California State and San Francisco Civic Center (NATL-RE FGIC Insured), 5.00%, 12/1/15	2,000	2,202

San Francisco Unified School District G.O. Unlimited Bonds, Series E, Election 2006, 5.00%, 6/15/22	2,615	3,083

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/18	$180	$192

San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity, 1.72%, 1/1/23(1)	5,000	3,446

San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 3/1/16	1,000	1,014

San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/15	3,070	3,387

San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured), 4.25%, 8/1/15	5,000	5,274

San Marcos PFA Revenue Bonds, Custom Receipts, Escrowed to Maturity, 0.19%, 7/1/11(1)	1,000	998

San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured), 5.00%, 9/1/21	1,000	1,069

San Mateo County Transportation District Sales Refunding TRB, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,986

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	2,000	2,203

Santa Rosa City Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,368

Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008, 5.00%, 7/1/32	1,500	1,599

South Orange County Public Financing Authority Special Refunding TRB, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,468

5.25%, 8/15/18	2,500	2,701

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued

Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project, 0.74%, 7/1/14(1)	$1,000	$917

Southern California Public Power Authority Linden Wind Energy Revenue Bonds, Series A, 5.00%, 7/1/25	5,740	6,492

Southern California Public Power Authority Power Project Revenue Bonds, 6.75%, 7/1/12	1,700	1,870

Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/22	3,565	4,139

University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured), 4.75%, 5/15/26	1,580	1,623

University of California Revenue Bonds, Series C (NATL-RE Insured), 4.75%, 5/15/31	1,250	1,278

University of California Revenue Bonds, Series E, Limited Project, 4.00%, 5/15/18	1,100	1,209

3.00%, 5/15/20	3,975	3,992

University of California Revenue Bonds, Series F (AGM Insured), 4.75%, 5/15/24	200	214

Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election, 5.25%, 8/1/27	2,125	2,287

Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 0.55%, 8/1/17(1)	1,615	1,267

0.62%, 8/1/18(1)	1,635	1,202

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	1,000	1,100

West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 1.52%, 8/1/16(1)	1,115	939

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 91.8% – continued
Western Riverside County Water & Wastewater Financing Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	$1,645	$1,770
		274,834

Puerto Rico – 3.1%

Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,559

Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ, 5.00%, 7/1/17	5,000	5,620
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	2,004
		9,183

Virgin Islands – 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	195	195
Total Municipal Bonds
(Cost $269,728)		284,212

INVESTMENT COMPANIES – 3.5%
Northern Funds - California Municipal Money Market Fund (3)(4)	10,549,016	10,549
Total Investment Companies
(Cost $10,549)		10,549

SHORT-TERM INVESTMENTS – 2.3%

Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC), 0.22%, 10/7/10	300	300

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project (Comerica Bank LOC), 0.28%, 10/7/10	95	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3% – continued

California Infrastructure & Economic Development Bank Revenue VRDB, Series F, California Academy (Wells Fargo N.A. LOC), 0.25%, 10/1/10	$1,000	$1,000

California Municipal Finance Authority PCR Refunding VRDB, Chevron USA, Inc. Project, 0.27%, 10/1/10	400	400

California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 0.23%, 10/7/10	350	350

California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC), 0.26%, 10/6/10	500	500

California State G.O. Unlimited VRDB, Series B, Subseries B-6 (KBC Bank N.V. LOC), 0.31%, 10/1/10	600	600

California Statewide Communities Development Authority Multifamily Revenue VRDB , Series F, Varenna Assisted Living (Federal Home Loan Bank LOC), 0.26%, 10/7/10	500	500

California Statewide Communities Development Authority Revenue Refunding VRDB, Series D, Los Angeles County Museum of Art Project (Wells Fargo Bank N.A. LOC), 0.25%, 10/1/10	400	400

California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program (Citibank N.A. LOC), 0.25%, 10/6/10	500	500

California Statewide Communities Development Authority Revenue VRDB, Series B, Front Porch Communities (Sovereign Bank FSB LOC), 0.27%, 10/7/10	200	200

Irvine Improvement Board Act of 1915 Special Assessment Bonds, Series A, Adjusted Assessment District 4-20 (KBC Bank N.V. LOC), 0.29%, 10/1/10	100	100

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series C-2, 0.29%, 10/1/10	400	400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3% – continued

Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectric Project 1 (Dexia Credit Local LOC), 0.29%, 10/6/10	$200	$200

Orange County Apartment Development Revenue Refunding VRDB, Series G3, West Loop Community Organization (Fannie Mae Insured), 0.25%, 10/7/10	400	400

Salinas Economic Development Revenue VRDB, Series A, Monterey County Public Building (Bank of New York LOC), 0.22%, 10/7/10	695	695

San Francisco City & County Multifamily Housing Revenue Refunding VRDB, Series A, Post Street Towers (Freddie Mac Insured), 0.25%, 10/6/10	200	200
Total Short-Term Investments
(Cost $6,840)		6,840

Total Investments – 100.8%
(Cost $287,117)		301,601
Liabilities less Other Assets – (0.8)%		(2,325)
NET ASSETS – 100.0%		$299,276

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	The Fund had approximately $10,549,000 of net purchases in the California Municipal Money Market Fund of the Northern Funds during the six months ended September 30, 2010.
(4)	Investment in affiliated Fund.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the California Intermediate Tax- Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airports	5.0%
Facilities	6.9
General	15.2
General Obligation	16.8
Higher Education	5.1
Power	11.6
School District	12.7
Water	8.6
All other sectors less than 5%	18.1

Total	100.0%

At September 30, 2010, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	16.5%
AA	43.9
A	23.4
BBB	2.2
Cash and Equivalents	4.1
SP1/MIG1	9.9

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$284,212	(1)	$–	$284,212
Investment Companies	10,549	–		–	10,549
Short-Term Investments	–	6,840		–	6,840

Total Investments	$10,549	$291,052		$–	$301,601

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0%

California – 94.8%

Alhambra Unified School District Elementary Schools Improvement District G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	$1,000	$1,095

Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured), 1.54%, 8/1/28(1)	575	211

Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	2,500	2,645

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,000	1,109

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE), 5.00%, 8/1/27	1,500	1,614

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	250

California Infrastructure & Economic Development Bank Revenue Bonds, USC-SOTO Office Building Project, 4.00%, 12/1/28	640	648

4.13%, 12/1/29	1,165	1,178

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/19	2,500	2,963

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.13%, 6/1/24	25	26

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,568

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured), 5.63%, 3/1/16	1,000	1,002

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	$500	$526

California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded, 5.50%, 10/1/12	500	550

5.50%, 10/1/12	500	550

California State University Systemwide Revenue Bonds, Series A, 5.00%, 11/1/27	2,835	3,116

California State Various Purpose G.O. Unlimited Bonds, 5.75%, 4/1/31	9,930	10,878

California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.63%, 8/1/34	1,000	1,002

Carlsbad Unified School District G.O. Unlimited Bonds, Series B, Election, 5.25%, 5/1/27	1,000	1,112

Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	535

Desert Sands Unified School District G.O. Unlimited Bonds, Election 2001 (AMBAC Insured), 5.00%, 6/1/31	2,500	2,628

El Dorado Irrigation District and Water Agency COP, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,633

Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.38%, 8/1/11	750	789

Glendale Unified School District G.O. Unlimited Bonds, Series D, (NATL-RE Insured), 5.38%, 9/1/11	665	696

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.63%, 6/1/13	2,000	2,263

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

Hartnell Community College District G.O. Unlimited Bonds, Series B, Election of 2002 (AGM Insured), 5.00%, 6/1/31	$1,820	$1,898

Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured), 6.00%, 1/1/12	200	211

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/27	1,000	1,139

Los Angeles Community College District G.O. Unlimited Bonds, Series C, Election of 2008, 5.25%, 8/1/39	1,300	1,412

Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, Power Systems (AMBAC Insured), 5.00%, 7/1/37	2,160	2,287

5.00%, 7/1/39	1,500	1,587

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	30	37

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured), 4.50%, 1/1/28	2,700	2,719

Los Angeles Unified School District G.O Unlimited Bonds, Series D, 5.20%, 7/1/29	2,000	2,180

Los Angeles Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 6/1/39	2,000	2,126

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	1,500	1,683

6.00%, 10/1/39	2,000	2,230

Modesto Irrigation District Capital Improvements Projects Refunding COP, Series B,, 5.30%, 7/1/22	1,355	1,359

Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured), 5.00%, 6/1/24	1,025	1,091

Mount Diablo Unified School District No. 202 G.O. Unlimited Bonds, Election of 2002 (NATL-RE Insured), 5.00%, 6/1/31	2,500	2,555

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), 5.00%, 9/1/27	$1,000	$1,014

New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.75%, 8/1/20	320	344

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/19	1,000	1,169

Oceanside Unified School District G.O Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	1,500	1,662

Palomar Pomerado Health Convertable Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured), 1.01%, 8/1/38(1)	5,000	3,341

Pasadena City Refunding COP, Series C, 4.75%, 2/1/38	2,500	2,559

Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured), 1.44%, 9/1/26(1)	1,000	404

Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured), 5.50%, 8/1/27	1,500	1,653

Poway Unified School Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A Election 2008, 2.01%, 8/1/25(1)	5,000	2,338

Rio Hondo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.25%, 8/1/14	2,000	2,341

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	945

Sacramento County Airport Systems Revenue Bonds, Series B, 5.00%, 7/1/23	985	1,056

Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	305	306

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured), 5.00%, 12/1/27	$1,500	$1,528

San Diego County Regional Airport Authority Revenue Bonds, Sub Series A, 5.00%, 7/1/22(2)	2,000	2,239

San Diego County Water Authority Revenue COP, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,104

San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior, Series A, 5.00%, 9/1/28	3,385	3,481

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A, 5.00%, 5/15/28	1,500	1,659

San Diego Public Facilities Financing Authority Water Revenue Refunding Bonds, Series A, 5.25%, 8/1/28	5,855	6,706

San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2008, 1.87%, 7/1/31(1)	5,000	1,554

San Francisco City & County COP, Series B, Multiple Capital Improvement Projects, 4.75%, 4/1/30	2,500	2,610

San Francisco City & County International Airports Commission Revenue Bonds, Second Series Issue 15b (NATL-RE Insured), 4.50%, 5/1/28	1,250	1,250

San Francisco City & County International Airports Commission Revenue Bonds, Second Series Issue 16B (AGM Insured), 4.75%, 5/1/29	4,000	4,001

San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	3,480	3,605

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/19	200	213

5.38%, 8/1/20	225	240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 3/1/16	$440	$446

San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (AGM Insured), 5.38%, 8/1/19	500	524

San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus, 5.00%, 7/15/36	1,300	1,331

San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,053

San Mateo Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects, 5.25%, 7/15/24	1,000	1,139

Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004, 2.06%, 8/1/24(1)	3,200	1,671

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	39

Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008, 5.00%, 7/1/32	2,000	2,132

Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/26	6,030	6,798

5.00%, 7/1/30	2,345	2,574

Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,954

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	516

University of California General Revenue Bonds, l Series J, 4.50%, 5/15/35	2,500	2,500

University of California Revenue Bonds, Series C (NATL-RE Insured), 4.75%, 5/15/31	750	767

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.0% – continued

California – 94.8% – continued

University of California Revenue Bonds, Series L, Regents University, 4.75%, 5/15/33	$2,500	$2,574

Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election, 5.25%, 8/1/27	2,500	2,691

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	2,065	2,272

Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/16	100	108
5.38%, 8/1/17	190	204

Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 7.20%, 2/1/16	785	850
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,152
		150,718

Virgin Islands – 0.2%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	285	285
Total Municipal Bonds
(Cost $140,915)		151,003

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.5%

Northern Funds-California Municipal Money Market Fund (3)(4)	2,337,870	$2,338
Total Investment Companies
(Cost $2,338)		2,338

SHORT-TERM INVESTMENTS – 0.2%
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-3 (AGM Insured), 0.26%, 10/7/10	150	150

	NUMBER OF SHARES	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2% – continued
California Statewide Communities Development Corporation Various Covenant Retirement Communities COP, 0.24%, 10/7/10	200	$200
Total Short-Term Investments
(Cost $350)		350

Total Investments – 96.7%
(Cost $143,603)		153,691
Other Assets less Liabilities – 3.3%		5,247
NET ASSETS – 100.0%		$158,938

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	The Fund had approximately $2,338,000 of net purchases in the California Municipal Money Market Fund of the Northern Funds during the six months ended September 30, 2010.
(4)	Investment in affiliated Fund.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airports	5.8%
Facilities	6.0
General	11.7
General Obligation	17.1
Higher Education	9.1
Power	10.7
School District	20.8
Water	8.9
All other sectors less than 5%	9.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the credit quality distribution for the California Tax- Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	16.8%
AA	51.4
A	27.1
BBB	0.8
Cash and Equivalents	3.8
Not rated	0.1

Total	100.0%
* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$151,003	(1)	$–	$151,003
Investment Companies	2,338	–		–	2,338
Short Term Investments	–	350		–	350
Total Investments	$2,338	$151,353		$–	$153,691

(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6%

Alabama – 0.3%

Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project, 5.75%, 9/1/28	$1,000	$938

Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded, 6.13%, 12/1/13	1,000	1,168
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds International Paper Co. Project, 5.80%, 5/1/34	1,000	1,064
		3,170

Alaska – 0.1%
Alaska Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home, 5.88%, 12/1/27	1,500	910

Arizona – 4.3%

Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,800	2,267

Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded, 6.88%, 12/1/10	1,000	1,030

Coconino County Pollution Control Corp. Revenue Bonds, Series A (AMT), Tucson Electric Power Co., 7.13%, 10/1/32	1,000	1,004

Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project, 5.70%, 7/1/42	3,000	2,531

Glendale IDA Revenue Bonds, Midwestern University, 5.13%, 5/15/40	4,000	4,083

Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/31	2,000	2,066

Maricopa County Pollution Control Corp. Revenue Refunding Bonds, Series A, Public Service Company of New Mexico Palo Verde Project, 6.25%, 1/1/38	4,000	4,274

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Arizona – 4.3% – continued

Navajo County Pollution Control Corp. Revenue Bonds, Series B, Arizona Public Service Company, 5.50%, Mandatory Put 6/1/14	$3,550	$3,864

Navajo County Pollution Control Corp. Revenue Bonds, Series C, Arizona Public Service Company, 5.50%, Mandatory Put 6/1/14	1,150	1,252

Navajo County Pollution Control Corp. Revenue Bonds, Series E, Arizona Public Service Company, 5.75%, Mandatory Put 6/1/16	3,250	3,596

Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	500	496

Pima County IDA Revenue Bonds, Series A Tucson Electric Power Co., 5.25%, 10/1/40	2,000	2,014

Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	5,000	5,212

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/33	3,000	3,237
5.00%, 1/1/38	3,250	3,478
		40,404

Arkansas – 0.0%
Little Rock Hotel & Restaurant Gross Receipts Tax Revenue Refunding Bonds, 7.38%, 8/1/15	430	486

California – 6.5%

California Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	892

5.00%, 12/1/36	2,000	1,883

California Municipal Finance Authority COP, Community Hospitals of Central California, 5.50%, 2/1/39	2,000	1,974

California Municipal Finance Authority Revenue Bonds, Biola University, 5.88%, 10/1/34	1,000	1,065

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/20	4,000	4,681

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 6.5% – continued

California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections, 5.50%, 6/1/15	$1,000	$1,089

California State Various Purpose G.O. Unlimited Bonds, 5.75%, 4/1/31	2,500	2,739

6.00%, 4/1/38	2,500	2,777

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,709

Chula Vista IDR Bonds, Series D, San Diego Gas & Electric Company, 5.88%, 1/1/34	3,000	3,470

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Senior Series A1, Asset Backed, 5.75%, 6/1/47	7,675	5,793

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	1,875

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded, 7.88%, 6/1/13	500	594

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.50%, 6/1/13	1,000	1,126

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.25%, 5/15/39	3,165	3,429

San Francisco City & County International Airports Commission Revenue Bonds, Second Series F, 5.00%, 5/1/40	2,500	2,577

San Francisco City & County International Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,570

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 5.00%, 11/1/39	5,000	5,342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 6.5% – continued

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project-1, 5.00%, 7/1/30	$6,000	$6,581
University of California Revenue Bonds, Series O, 5.25%, 5/15/39	5,590	6,142
		61,308

Colorado – 2.7%

Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	538

Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	1,561

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,281

Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo, 5.00%, 8/1/24	2,500	2,898

E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured), 5.50%, 9/1/24	2,000	2,061

E-470 Public Highway Authority Revenue Bonds, Series D2 (NATL-RE Insured), 5.00%, Mandatory Put 9/2/13	2,000	2,127

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A, 5.40%, 12/15/31	5,000	4,103

Regional Transportation District Private Activity Revenue Bonds, 6.00%, 1/15/26	1,175	1,272

6.00%, 1/15/41	2,500	2,630
Stone Ridge Metropolitan District No. 2 G.O. Limited Tax Convertible Unlimited Bonds, 7.25%, 12/1/31	3,500	2,995
		25,466

Delaware – 0.6%
Delaware State Economic Development Authority Revenue Refunding Bonds, Gas Facilities Delmarva Power & Light Company Project, 5.40%, 2/1/31	5,000	5,252

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

District of Columbia – 0.6%

District of Columbia Revenue Bonds, Methodist Home Issue, 6.00%, 1/1/20	$400	$396

District of Columbia University Revenue Bonds, Series C, Georgetown University, 5.25%, Mandatory Put 4/1/23	3,500	3,797
Washington D.C. Metropolitan Area Transit Authority Gross Revenue Bonds, Series A, 5.13%, 7/1/32	1,000	1,086
		5,279

Florida – 8.6%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	3,430	3,680

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	4,980	5,391

Capital Trust Agency Senior Air Cargo Revenue Bonds (AMT), Fort Lauderdale Project, 5.75%, 1/1/32	1,525	1,412

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, High Risk Account, 5.25%, 6/1/17	3,500	3,762

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	400	405

Florida State Board of Education G.O. Unlimited Bonds, Series B, Capital Outlay 2008, 5.00%, 6/1/38	5,000	5,355

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,737

Halifax Hospital Medical Center Revenue Refunding & Improvement Bonds, Series A, 5.25%, 6/1/26	2,300	2,352

5.38%, 6/1/46	4,500	4,496

Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	1,250	1,338

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Florida – 8.6% – continued

Hillsborough County IDA PCR Bonds, Series A, Tampa Electric Co. Project, 5.65%, 5/15/18	$3,425	$3,903

Hillsborough County IDA PCR Bonds, Series E, Tampa Electric Co. Project, 5.10%, 10/1/13	1,000	1,063

Islands at Doral III Community Development District Special Assessment Bonds, Series 2004-A, 5.90%, 5/1/35	930	823

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution, 6.00%, 9/1/17	2,450	2,584

Lee County IDA IDR Bonds, Series A, Lee County Charter Foundation, 5.25%, 6/15/27	2,000	1,789

5.38%, 6/15/37	2,000	1,681

Miami-Dade County Aviation Revenue Bonds, Series B, 5.00%, 10/1/41	3,000	3,012

Miami-Dade County Expressway Authority Revenue Bonds, Series A, 5.00%, 7/1/40	7,395	7,625

Miami-Dade County International Airport Aviation Revenue Bonds, Series A, 5.50%, 10/1/41	4,000	4,202

Orlando & Orange County Expressway Authority Revenue Bonds, Series A, 5.00%, 7/1/35	6,000	6,196

Orlando Utilities Commission System Revenue Refunding Bonds, Series B, 5.00%, 10/1/33	3,000	3,221

Seminole Tribe Special Obligation Revenue Bonds, Series A, 5.75%, 10/1/22(1)	1,000	1,020

5.25%, 10/1/27(1)(2)	2,000	1,878

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10(3)	160	128

Tampa Bay Water A Regional Supply Authority Utility System Revenue Bonds, 5.00%, 10/1/38	6,000	6,390

Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.00%, 5/1/15(3)	2,475	792

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Florida – 8.6% – continued

Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project, 5.00%, 11/1/12	$695	$506
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure, 6.00%, 5/1/23	2,045	1,852
		80,593

Georgia – 3.9%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	3,500	3,865

Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,035	939

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.00%, 11/1/23	1,400	1,665

6.25%, 11/1/34	3,500	3,977

Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp. Project, 6.50%, 6/1/31	3,700	3,740

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/19	6,000	7,313

Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series, 5.25%, 7/1/36	5,400	5,944

Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded, 6.00%, 9/1/14	3,500	4,226

Municipal Electric Authority Project One Revenue Bonds, Subordinate Series D, 6.00%, 1/1/23	1,500	1,766

5.50%, 1/1/26	1,000	1,129
Municipal Electric Authority Revenue Bonds, Series A, Combined Cycle Project, 5.00%, 11/1/24	2,000	2,236
		36,800

Illinois – 5.2%

Illinois Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Public Service Company, 5.95%, 8/15/26	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Illinois – 5.2% – continued

Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded, 6.00%, 5/15/11	$500	$523

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	824

Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare, 5.63%, 1/1/37	5,000	4,856

Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology, 5.00%, 4/1/20	3,000	3,091

Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,064

Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	2,950	2,550

Illinois Finance Authority Revenue Bonds, Series A, Provena Health, 6.00%, 5/1/28	2,500	2,581

7.75%, 8/15/34	3,500	4,097

Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project, 5.88%, 2/15/26	1,000	1,001

5.88%, 2/15/38	4,000	3,799

Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers, 6.88%, 8/15/38	4,000	4,453

7.00%, 8/15/44	2,000	2,244

Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	3,000	2,724

Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund Inc, 5.25%, 5/1/34	4,480	4,090

Illinois Finance Authority Water Facility Revenue Bonds, American Water Capital Corp. Project, 5.25%, 5/1/40	6,500	6,677

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Illinois – 5.2% – continued
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	$1,000	$1,112
		48,686

Indiana – 2.0%

Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, 5.50%, 3/1/37	2,400	2,403

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation Northwest Indiana, 6.00%, 3/1/34	1,000	1,034

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded, 6.38%, 8/1/11	375	397

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance, 6.38%, 8/1/31	125	127

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,194

Indiana State Finance Authority Environmental Various Revenue Bonds, Series B, Duke Energy Indiana Project, 6.00%, 8/1/39	2,000	2,224

North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33(3)	750	263

Petersburg PCR Bonds (AMT), Indianapolis Power & Light Company Project, 6.38%, 11/1/29	3,050	3,124

Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Company Project, 6.25%, Mandatory Put 6/2/14	3,265	3,675

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37(1)(2)	2,000	1,900
5.75%, 9/1/42(1)	1,500	1,427
		18,768

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Iowa – 0.9%

Des Moines Independent Community School District Infrastructure Revenue Bonds, 5.00%, 6/1/28	$5,270	$5,675
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project, 6.75%, 11/15/37	3,000	2,927
		8,602

Louisiana – 3.1%

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects, 6.75%, 11/1/32	4,500	4,740

Louisiana Local Government Environmental Facilities & Community Revenue Bonds, Series A, Westlake Chemical Corp. Projects, 6.50%, 8/1/29	2,000	2,107

Louisiana Local Government Environmental Facilities & Community Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	6,000	6,218

Louisiana Public Facilities Authority Revenue Bonds, Series A, Entergy Gulf States, 5.00%, 9/1/28	3,745	3,740

New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A,, 5.25%, 1/1/41	6,585	6,710
St. John The Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	6,000	6,021
		29,536

Maryland – 2.9%

Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	907

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	2,000	2,032

Howard County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 2/15/18	3,925	4,766

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Maryland – 2.9% – continued

Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded, 5.63%, 6/1/13	$1,000	$1,129

Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan, 5.00%, 11/1/18	6,000	7,321

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital, 5.75%, 7/1/38	7,000	6,913

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center, 5.00%, 7/1/37	2,750	2,648

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	1,000	1,140
Maryland State Industrial Development Financing Authority Economic Development Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	1,000	997
		27,853
Massachusetts – 1.9%

Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	5,977

Massachusetts State Department of Transportation Revenue Bonds, Senior Series B, Metropolitan Highway Transportation Systems, 5.00%, 1/1/37	3,000	3,115

Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	1,019

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded, 8.25%, 12/1/10	500	511

Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton Point Issue, 5.75%, Mandatory Put 5/1/19	2,000	2,179

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Massachusetts – 1.9% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System, 6.25%, 10/1/31	$500	$509
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity, 5.00%, 1/1/20	3,700	4,421
		17,731
Michigan – 1.6%

Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center, 6.00%, 7/1/20	880	890

Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Series B-1, Dow Chemical Project, 6.25%, 6/1/14	7,125	8,053

Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,427
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	4,000	4,149
		15,519
Minnesota – 0.5%

Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	761
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, Project, 7.38%, 12/1/41	3,500	3,711
		4,472
Mississippi – 1.0%

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, South Mississippi Electric Power Assoc. Refunding, 5.00%, 5/1/37	6,000	6,135

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Mississippi – 1.0% – continued
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured), 5.00%, 1/1/16	$3,000	$3,442
		9,577
Missouri – 1.2%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,645

6.75%, 9/1/34	1,750	1,822

Manchester Tax Increment & Transportation Revenue Refunding Bonds, Highway 141/Manchester Road Project, 6.00%, 11/1/25	4,000	4,107
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors, 6.38%, 12/1/41	3,005	2,804
		11,378
Montana – 0.7%
Forsyth PCR Refunding Bonds, Series A, Portland General, 5.00%, 5/1/33	6,000	6,370
Nebraska – 0.5%
Lancaster County Hospital Authority No. 1 Health Facilities Revenue Bonds, Immanuel Obligated Group, 5.63%, 1/1/40	4,710	4,893
New Hampshire – 0.5%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligation Group (G.O. of Hospital), 6.13%, 10/1/39	4,145	4,312
New Jersey – 2.5%

New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/29	5,500	5,456

New Jersey Economic Development Authority Student Housing Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC, 5.88%, 6/1/42	6,000	6,299

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

New Jersey – 2.5% – continued

New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System, 6.00%, 7/1/18	$600	$643

6.63%, 7/1/38	4,000	4,213

New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	1,000	1,038

New Jersey State Turnpike Authority Revenue Bonds, Series H, 5.00%, 1/1/36	2,000	2,123

Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	580
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A, 5.00%, 6/1/41	5,000	3,450
		23,802
New Mexico – 1.3%

Farmington PCR Refunding Bonds, Series D, Public Service Company of New Mexico San Juan Project, 5.90%, 6/1/40	5,000	5,190
New Mexico State G.O. Unlimited Bonds, Capital Projects, 5.00%, 3/1/18	6,000	7,224
		12,414
New York – 5.6%

Chautauqua County Industrial Development Agency Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project, 5.88%, 4/1/42	5,700	5,955

Long Island Power Authority Electric Systems General Revenue Bonds, Series B, 5.25%, 12/1/14	3,000	3,471

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.25%, 11/15/27	5,000	5,665

New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution, 5.25%, 6/15/40	4,455	4,908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

New York – 5.6% – continued

New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19(3)	$2,200	$7

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,338

6.25%, 12/1/37	2,000	2,032

New York State Dormitory Authority Non State Supported Debt School Districts Revenue Bonds, Series C, Financing Program (State Aid Withholding), 5.00%, 10/1/21	5,000	5,728

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, 5.25%, 6/15/27	4,000	4,641

New York State Thruway Authority Personal Income TRB, Series A, 5.00%, 3/15/27	4,000	4,492

Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority), 5.00%, 11/15/38	4,460	4,785
Westchester County G.O. Unlimited Bonds, Series B, 5.00%, 6/1/18	6,000	7,382
		52,404

North Carolina – 2.5%

Guilford County G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/18	5,000	6,065

North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,458

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A, 5.50%, 1/1/26	670	758

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B, 5.00%, 1/1/26	4,000	4,381

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F, 5.38%, 1/1/13	1,000	1,093

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

North Carolina – 2.5% – continued

North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement, 6.13%, 11/1/38	$2,000	$2,044

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.00%, 1/1/30	1,000	1,054

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Unrefunded Balance, 5.50%, 1/1/13	680	751

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/17	1,500	1,738
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.50%, 1/1/13	320	355
		23,697

Ohio – 3.6%

American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	5,000	5,465

Buckeye Tobacco Settlement Financing Authority Senior Turbo Revenue Bonds, Series A-2, Asset Backed, 5.75%, 6/1/34	7,510	5,727

Ohio State Air Quality Development Authority Pollution Refunding Bonds, Series B, FirstEnergy Project, 5.25%, Mandatory Put 3/1/11	1,000	1,016

Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	5,000	5,462

Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	5,800	6,221

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Project, 5.75%, Mandatory Put 6/1/16	1,000	1,107

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Ohio – 3.6% – continued

Ohio State Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University, 5.75%, 5/1/28	$3,000	$3,335
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	5,075	5,875
		34,208

Oklahoma – 0.3%
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project, 5.13%, 12/1/36	2,840	2,663

Oregon – 0.4%
Oregon Health Sciences University Revenue Bonds, Series A, 5.75%, 7/1/39	3,250	3,509

Pennsylvania – 7.0%

Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Allegheny Health System, 5.00%, 11/15/28	4,000	3,179

5.38%, 11/15/40	2,000	1,522

Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,852

Beaver County IDA PCR Refunding Bonds, Series C (AMT), FirstEnergy Generation Corp. Project, 7.13%, Mandatory Put 6/1/11	2,000	2,063

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,472

Clarion County IDA Water Facilities Various Revenue Refunding Bonds, American Water Company, 5.50%, 12/1/39	3,000	3,154

Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,451

Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health Systems Project, 5.75%, 7/1/39	5,500	5,710

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Pennsylvania – 7.0% – continued

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	$1,400	$1,429

6.38%, 11/1/41	2,000	2,033

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy, 6.75%, 12/1/36	1,840	1,908

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy, 6.75%, 12/1/36	3,520	3,650

Pennsylvania Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, Series A, Exelon Generation Co., 5.00%, Mandatory Put 6/1/12	1,000	1,055

Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities, 6.25%, 1/1/32	2,000	2,175

Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, American Water Co. Project, 6.20%, 4/1/39	2,000	2,207

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 4/15/20	5,000	5,938

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University, 5.88%, 7/1/38	1,400	1,433

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,237

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University, 5.40%, 7/15/36	750	761

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	490	490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Pennsylvania – 7.0% – continued

Pennsylvania State Higher Educational Facilties Authority Revenue Bonds, Edinboro University Foundation, 6.00%, 7/1/43	$2,500	$2,574

Pennsylvania State Turnpike Commission Revenue Bonds, Subordinate Series D, 5.13%, 12/1/40	5,000	5,209

Pennsylvania Turnpike Commission Revenue Bonds, Subordinate Series B-1, 5.00%, 12/1/37	2,000	2,071

Philadelphia Gas Works Revenue Bonds, Ninth Series, 5.25%, 8/1/40	2,250	2,274

Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems, 5.50%, 7/1/30	3,000	2,857

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.25%, 1/1/36	2,975	3,127
Washington County Redevelopment Authority Tax Allocation Revenue Bonds, Series A, Victory Centre Project –Tanger, 5.45%, 7/1/35	1,000	911
		65,742

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue Bonds, Series A, Brown University, 5.00%, 9/1/39	5,000	5,360

South Carolina – 0.7%

Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District, 5.38%, 12/1/16(3)	1,740	609
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/28	5,000	5,635
		6,244

Tennessee – 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, 5.50%, 11/1/37(3)	375	21

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Texas – 12.0%

Austin Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded, 6.70%, 1/1/11	$700	$711

Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, Obligated Group, 5.38%, 1/1/32	2,545	2,560

Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded, 6.13%, 2/1/13	3,000	3,381

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/35	4,000	4,295

Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,047

Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/16	6,000	7,142

Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 2/15/27	3,460	3,754

Grand Prairie Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF Gtd.), 5.00%, 2/15/37	3,540	3,780

Greenville Electric Utility System Revenue Refunding & Improvement Bonds, 5.00%, 2/15/35	5,000	5,144

Harris County Toll Road Authority Revenue Bonds, Series A, Senior Lien, 5.00%, 8/15/31	2,500	2,702

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend, 5.75%, 11/1/36	3,000	2,537

Houston Industrial Development Corp. Revenue Bonds (AMT), Senior Air Cargo, 6.38%, 1/1/23	500	502

Lower Colorado River Authority Revenue Refunding Bonds, 5.63%, 5/15/39	3,000	3,241

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Texas – 12.0% – continued

Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas, 5.50%, 2/15/37	$2,820	$2,677

Lufkin Health Facilities Development Corp. Health Systems Revenue Refunding Bonds, Memorial Health Systems East Texas, 6.25%, 2/15/37	3,500	3,584

Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Project, 5.60%, 3/1/27	3,000	3,134

Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project, 6.30%, 11/1/29	1,000	1,120

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 6.00%, Mandatory Put 8/1/13	2,000	2,204

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project, 5.20%, 4/1/18	3,500	3,530

Pharr San Juan Alamo Independent School District G.O. Unlimited Bonds, School Building (PSF Gtd.), 5.00%, 2/1/38	5,240	5,642

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/21	500	515

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/26	4,535	5,026

San Antonio G.O. Limited Refunding Bonds, General Improvement, 5.00%, 2/1/18	5,480	6,574

Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group Project, 5.13%, 5/15/37	3,000	2,660

6.38%, 11/15/44	1,000	1,020

Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Mirador Project, 8.13%, 11/15/39	5,000	5,220

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Texas – 12.0% – continued

Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure Project, 7.00%, 6/30/40	$3,000	$3,269

Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility Partners LLC, 6.88%, 12/31/39	6,000	6,514

Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation Inc., 6.20%, 2/15/40	5,000	5,192

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,062

7.13%, 11/1/40	2,000	2,126

Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvement Bonds, Series A, East Texas Medical Center, 5.38%, 11/1/37	4,800	4,716
University of Texas Permanent Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,202
		112,783

Virginia – 2.6%

Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	529

Chesapeake Hospital Authority Facilities Revenue Refunding Bonds, Series A, Chesapeake General Hospital, 5.25%, 7/1/18	1,500	1,615

Chesterfield County Economic Development Authority PCR Refunding Bonds, Series A, Virginia Electric & Power, 5.00%, 5/1/23	1,000	1,097

Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	1,981

5.13%, 10/1/42	1,000	978

Richmond Public Utilities Revenue Refunding Bonds, 5.00%, 1/15/35	4,000	4,341

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Virginia – 2.6% – continued

5.00%, 1/15/40	$2,000	$2,159

Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Prerefunded, 5.63%, 6/1/15	4,530	5,419

Tobacco Settlement Financing Corp. Revenue Bonds, Senior Series B1, 5.00%, 6/1/47	1,000	678

Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/28	3,345	3,796

Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding), 5.00%, 8/1/23	2,000	2,337
		24,930

Washington – 3.0%

FYI Properties Lease Revenue Bonds, Washington State District Project, 5.50%, 6/1/39	3,000	3,193

King County G.O. Limited Bonds, Tax Sewer, 5.13%, 1/1/36	5,000	5,442

Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty), 5.25%, 12/1/21	5,000	5,920

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	6,000	6,548

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project, 5.25%, 1/1/17	2,000	1,759

5.63%, 1/1/27	1,000	721

5.63%, 1/1/38	1,000	641
Washington State Various Purpose G.O. Unlimited Bonds, Series E, 5.00%, 2/1/28	3,850	4,299
		28,523

Wisconsin – 1.1%

Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project, 5.60%, 5/1/19	2,000	2,001

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

Wisconsin – 1.1% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, 6.75%, 8/15/34	$1,000	$1,014

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc., 7.63%, 9/15/39	750	808

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project, 5.10%, 3/1/25	1,000	975

5.25%, 3/1/35	2,650	2,487
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	3,155	2,780
		10,065

Wyoming – 1.8%

Sweetwater County PCR Refunding Bonds, Idaho Power Corp. Project, 5.25%, 7/15/26	4,740	5,164

Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	7,005	7,094
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A, 5.00%, 1/1/42	5,020	5,132
		17,390
Total Municipal Bonds
(Cost $857,874)		891,120

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds – Tax-Exempt Portfolio (4)(5)	42,391,467	$42,391
Total Investment Companies
(Cost $42,391)		42,391

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.5% – continued

Total Investments – 99.1%
(Cost $900,265)	933,511
Other Assets less Liabilities – 0.9%	8,186
NET ASSETS – 100.0%	$941,697

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $3,778,000 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000s)

Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, 5.25%, 10/1/27	9/27/07-12/12/07	$1,909

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/15/08-7/25/08	1,748

(3)	Issuer has defaulted on terms of debt obligation.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $51,215,000 with net sales of approximately $8,824,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	6.3%
General	6.9
General Obligation	8.6
Higher Education	7.9
Medical	13.1

INDUSTRY SECTOR	% OF INVESTMENTS
Nursing Homes	5.3
Pollution	9.6
Power	8.1
Transportation	7.0
All other sectors less than 5%	27.2

Total	100.0%

At September 30, 2010, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	15.2%
AA	14.2
A	26.3
BBB	27.9
BB	4.4
Not rated	8.2
Cash and Equivalents	3.8

Total	100.0%

*Standard	& Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$891,120(1)	$–	$891,120
Investment Companies	42,391	–	–	42,391
Total Investments	$42,391	$891,120	$–	$933,511

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1%

Alaska – 1.0%

Anchorage Alaska G.O. Unlimited Tax Anticipation Notes, 1.00%, 12/29/10	$20,000	$20,033

Arizona – 2.6%

Arizona School Facilities Board COP, 5.25%, 9/1/23	10,000	10,885

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project, 5.25%, 7/1/20	10,000	12,049

5.00%, 7/1/21(1)	4,000	4,731

Chandler G.O. Unlimited Bonds, 4.25%, 7/1/27	5,345	5,652

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,348

Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	5,000	5,513

Pinal County Obligations Revenue Refunding Bonds, 5.00%, 8/1/18	1,705	1,967
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.75%, 7/15/18	4,725	5,686
		49,831

California – 10.5%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	2,450	2,954

Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (AGM Insured), 1.56%, 8/1/46(2)	10,000	1,044

Berkeley G.O Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	10,000	10,126

Cabrillo Community College District G.O Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	5,000	5,379

California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	2,500	2,754

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 10.5% – continued

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/18	$3,300	$3,905

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	5,000	5,710

California State Variable G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	135	137

Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 5.38%, 8/1/26	2,500	2,688

Contra Costa Water District Revenue Refunding Bonds, Series O (AMBAC Insured), 5.00%, 10/1/29	3,060	3,324

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,265

Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured), 1.99%, 8/1/31(2)	5,000	1,471

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	2,000	2,005

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,055

Long Beach Unified School District G.O.Unlimited Bonds, Series F, Election 1999 (NATL-RE Insured), 5.00%, 8/1/33	2,230	2,307

Los Angeles Community College District G.O. Unlimited Bonds, Series E, 2003 Election (AGM Insured), 5.00%, 8/1/22	4,035	4,460

Los Angeles Community College District G.O.Unlimited Bonds, Series C, 2008 Election, 5.25%, 8/1/39	10,000	10,863

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 10.5% – continued

Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, First Senior Series B, Proposition A (AGM Insured), 5.25%, 7/1/16	$10,000	$10,427

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), 5.00%, 10/1/21	4,000	4,412

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	4,650	5,408

5.00%, 5/15/34	2,000	2,093

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (AGM Insured), 4.50%, 7/1/24	500	524

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured), 4.50%, 7/1/25	3,000	3,088

Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Subordinate Series A (NATL-RE Insured), 5.00%, 6/1/27	15,000	15,991

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,072

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,400

Port Oakland Revenue Bonds, Series K (AMT), Unrefunded Balance (NATL-RE FGIC Insured), 5.75%, 11/1/15	2,070	2,076

San Bernardino Community College District G.O. Unlimited Bonds, Series B, Election of 2008, 1.50%, 8/1/48(2)	15,000	1,389

San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured), 5.00%, 8/1/31	5,000	5,255

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 5.25%, 3/1/22	5,000	5,473

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 10.5% – continued

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series A, 5.25%, 5/15/24	$5,000	$5,848

San Diego Unified School District G.O. Unlimited Tax & Revenue Anticipation Notes, Series A, 2.00%, 6/30/11	5,000	5,055

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Series B, Election of 2004, 5.00%, 8/1/35	5,000	5,352

San Francisco Bay Area Rapid Transit District Sales Refunding TRB, 5.00%, 7/1/28	7,455	8,398

San Francisco City & County International Airports Commission Revenue Bonds, Second Series F, 5.00%, 5/1/35	6,000	6,184

San Francisco City & County International Airports Commission Revenue Bonds, Series A, 4.90%, 5/1/29	8,000	8,354

San Francisco City & County International Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,641

San Francisco Community College District G.O. Unlimited Bonds, Series D, Election 2005, 5.00%, 6/15/28	2,090	2,330

5.00%, 6/15/29	2,090	2,313

San Mateo Foster City School District Convertible Capital Appreciation G.O. Unlimited Bonds, Election of 2008, 1.40%, 8/1/32(2)	1,970	991

Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008, 5.00%, 7/1/32	4,980	5,269

5.00%, 7/1/34	3,525	3,706

Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,210

Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,860

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 10.5% – continued

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	$2,500	$2,821

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,891
University of California Revenue Bonds, Series Q, Multiple Purpose Projects (AGM Insured), Prerefunded, 5.00%, 9/1/11	1,000	1,053
		201,406

Colorado – 0.7%

Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	5,550	6,639
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,404
		13,043

Connecticut – 0.3%
Connecticut State Refunding G.O Umlimited Bonds, Series E, 5.50%, 11/15/12	5,000	5,526

District of Columbia – 1.1%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 6.00%, 10/1/35	5,000	5,749

5.50%, 10/1/39	7,500	8,259

Metropolitan Washington Airport Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 10/1/35	5,000	5,151
Metropolitan Washington Airport Authority System Revenue Bonds, Series C, 5.00%, 10/1/28	2,000	2,176
		21,335

Florida – 7.5%

Broward County School Board COP (Assured Guaranty Issured), 5.00%, 7/1/25	500	547

Broward County School Board COP, Series A (AGC-ICC FGIC Insured), 5.00%, 7/1/20	9,105	10,122

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Florida – 7.5% – continued

Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk Account, 5.25%, 6/1/17	$12,000	$12,897

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	200	203

Dade County Seaport G.O. Unlimited Refunding Bonds (NATL-RE Insured), 6.50%, 10/1/10	400	400

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	10,000	10,993

Florida State Board of Public Education Capital Outlay 2005 G.O. Unlimited Bonds, Series E, 4.63%, 6/1/27	5,090	5,342

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,608

Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A, 5.00%, 7/1/21	10,000	11,665

Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured), 4.75%, 7/1/23	5,000	5,316

Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,911

Gainesville Utilities System Revenue Bonds, Series A, 5.25%, 10/1/15	1,065	1,186

5.25%, 10/1/16	1,120	1,247

Lee County School Board COP, Series A (AGM Insured), 5.00%, 8/1/24	2,000	2,117

Lee County Transportation Facilities Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	938

Marco Island Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/15	2,520	2,757

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Florida – 7.5% – continued

Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured), 5.75%, 10/1/20	$1,950	$2,043

Miami-Dade County Aviation Revenue Bonds, Series A (AMT), Miami International Airport (Assured Guaranty Insured), 5.50%, 10/1/25	6,000	6,425

Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured), 5.25%, 10/1/18	1,645	1,719

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,665

Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured), 5.00%, 11/1/31	2,500	2,626

Miami-Dade County Transit Sales Surtax Revenue Bonds (XLCA Insured), 5.00%, 7/1/31	14,910	15,669

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,616

5.25%, 10/1/22	2,500	2,976

Orlando and Orange County Expressway Authority Revenue Refunding Bonds, Series B (AGM Insured), 4.25%, 7/1/24	3,905	4,083

Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), 5.38%, 10/1/21	1,000	1,065

Osceola County Sales Tax Revenue Refunding Bonds (Assured Guaranty Insured), 5.00%, 10/1/22	3,520	3,929

5.00%, 10/1/24	3,505	3,868

Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	1,000	1,092

South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,402

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Florida – 7.5% – continued
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	$5,890	$6,489
		144,916

Georgia – 2.2%

Athens-Clarke County Union Government Water & Sewer Revenue Bonds, 5.50%, 1/1/38	10,000	11,044

Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), Prerefunded, 5.50%, 11/1/10	6,500	6,594

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/17	5,000	6,032

5.00%, 7/1/18	5,000	6,080
5.00% , 7/1/20	10,000	12,302
		42,052

Hawaii – 0.9%

Hawaii State G.O. Unlimited Refunding Bonds, Series DR, 5.00%, 6/1/17	10,000	11,874
Hawaii State G.O. Unlimited Refunding Bonds, Series DT, 5.00%, 11/1/18	5,000	6,058
		17,932

Illinois – 6.8%

Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), 5.50%, 12/1/30	3,000	3,482

Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,673

5.38%, 1/1/19	2,765	2,816

5.25%, 1/1/20	2,915	2,968

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,002

Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured), 5.25%, 1/1/26	5,000	5,279

Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/19	7,500	8,435

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Illinois – 6.8% – continued

Chicago O’Hare International Airport Revenue Bonds, Series B-2 (AMT), General Airport Third Lien (XLCA Insured), 6.00%, 1/1/29	$4,000	$4,205

Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), General Airport Second Lien (AMBAC Insured), 5.50%, 1/1/18	10,000	10,129

Chicago O’Hare International Airport Revenue Refunding Bonds Series D (AMT), General Third Lien, 5.25%, 1/1/16	1,250	1,393

Chicago O’Hare International Airport Revenue Refunding Bonds, Series D (AMT), General Third Lien, 5.25%, 1/1/17	1,000	1,116

5.25%, 1/1/18	750	835

5.25%, 1/1/19	2,000	2,222

Chicago O’Hare International Airport Revenue Refunding Bonds, Series D, General Third Lien, 5.00%, 1/1/28	6,280	6,424

Cook County G.O Unlimited Refunding Bonds, Series A, 5.25%, 11/15/22	10,000	11,488

Illinois Educational Facilities Authority Adjustable Med Term Revenue Bonds, Field Museum of Natural History Project, 4.60%, Mandatory Put 11/1/15	4,250	4,604

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	823

Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	4,000	4,200

Illinois Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	2,000	2,128

Illinois State Sales TRB, 5.25%, 6/15/23	9,735	10,525

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A, 4.13%, 1/1/20	5,000	5,191

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Illinois – 6.8% – continued

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	$10,000	$11,358

Madison-Macoupin Etc Counties Community College District No. 536 G.O. Unlimited Bonds, Lewis & Clark Community College (AGM Insured), 4.75%, 11/1/26	1,645	1,751

Metropolitan Pier & Exposition Authority Dedicated State TRB, McCormick Place Expansion (AGM-CR FGIC Insured), 5.50%, 12/15/24	3,000	3,041

Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	5,000	5,066

Normal G.O.Unlimited Bonds (AMBAC Insured), 4.75%, 6/1/36	5,000	5,068
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority), 6.00%, 7/1/33	10,000	12,026
		131,248

Indiana – 1.7%

Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC), 4.50%, 6/1/29	5,000	5,185

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 1/1/42	5,250	5,391

Indiana Municipal Power Agency Power Supply System, Series A (AMBAC Insured), 5.00%, 1/1/24	13,060	14,148

Indiana University Revenue Bonds, Series R, Student Fee (AMBAC Insured), 5.00%, 8/1/17	5,745	6,736
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 5.25%, 7/15/26	1,000	1,081
		32,541

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Iowa – 0.2%
Des Moines Independent Community School District School Infrastructure Revenue Bonds, 5.00%, 6/1/22	$2,900	$3,233

Kansas – 0.9%

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A, 5.00%, 9/1/16	2,900	3,464

Wichita G.O. Unlimited Refunding Bonds, Series B, 3.00%, 9/1/12	3,195	3,348

Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 5.25%, 11/15/15	1,385	1,440

6.25%, 11/15/18	1,600	1,666

Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), 5.25%, 10/1/18	4,000	4,366
Wyandotte County-Kansas City Unified Government Improvement G.O. Unlimited Bonds, Series A, 5.00%, 8/1/28	2,000	2,241
		16,525

Louisiana – 0.9%

Louisiana State Gas and Fuels TRB, Series A (AGM Insured), 5.00%, 5/1/31	14,850	15,824
4.75%, 5/1/39	2,000	2,052
		17,876

Maryland – 1.8%

Anne Arundel County Consolidated General Improvements G.O Limited Bonds, 5.00%, 4/1/19	3,500	4,273

Howard County G.O Unlimited Refunding Bonds, Series B, 5.00%, 8/15/17	5,030	6,083

Maryland State and Local Facilities Loan G.O Unlimited Refunding Bonds, Series C, 5.00%, 11/1/17	10,000	12,131
5.00%, 11/1/18	10,000	12,201
		34,688

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Massachusetts – 6.4%

Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, 5.25%, 7/1/30	$5,000	$6,151

Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B, 5.25%, 7/1/22	10,000	12,309

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan, Prerefunded, 5.75%, 10/1/10	5,000	5,001

Massachusetts State G.O. Limited Revenue Anticipation Notes , Series C, 2.00%, 6/23/11	30,830	31,205

Massachusetts State G.O. Unlimited Bonds, Series B, 5.00%, 11/1/16	1,000	1,187

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University (G.O. of Institution), 5.00%, 12/15/21	3,160	3,925

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	5,000	5,434

Massachusetts State School Building Authority Dedicated Sales Tax Revenue Bonds, Series A (AGM Insured), 5.00%, 8/15/30	10,025	10,761

Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured), 5.00%, 8/15/22	15,000	16,881

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	615

5.50%, 6/1/21	500	635

Massachusetts State Water Pollution Abatement Trust Fund Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/26	10,000	11,517

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 12, Pool Program, 4.38%, 8/1/31	3,785	3,888

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Massachusetts – 6.4% – continued

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Series A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	$1,555	$1,556
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O of Authority), 5.00%, 8/1/26	10,865	12,533
		123,598

Minnesota – 1.1%

Minneapolis & St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,680

Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, 5.25%, 11/1/19	470	516

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	350	365

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/30	2,150	2,244

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 2.00%, 8/1/11	6,785	6,882
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series K, 5.00%, 11/1/19	6,850	8,392
		21,079

Mississippi – 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	75	80

Missouri – 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	5,060	6,053

Nebraska – 0.3%
Lincoln Electric System Revenue Bonds, 5.00%, 9/1/31	5,500	5,849

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Nevada – 1.0%

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	$8,000	$9,039

Nevada State G.O Limited Revenue Bonds, Municipal Bond Bank Projects R9A Through R13-F (AGM Insured), 5.00%, 12/1/26	5,000	5,392
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,735
		18,166

New Jersey – 3.1%

Garden State Preservation Trust Open Space and Farmland Revenue Bonds, 2005 Series A (AGM Insured), 5.75%, 11/1/28	1,500	1,887

Gloucester County G.O. Unlimited Bonds, 3.00%, 9/15/21	1,070	1,090

3.00%, 9/15/22	995	1,002

3.00%, 9/15/23	2,430	2,427

New Jersey Economic Development Authority Revenue Refunding School Facilities Construction Bonds, Series DD-1, 5.00%, 12/15/16	18,685	21,572

New Jersey Economic Development Authority Revenue Refunding Taxable Performing Bonds, 4.15%, 6/15/16	3,310	3,484

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	488

New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A, 5.50%, 6/1/27	5,000	5,378

New Jersey State Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, Transportation System (AMBAC Insured), 1.97%, 12/15/26 (2)	17,150	7,859

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System, 1.89%, 12/15/32 (2)	10,000	3,049

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New Jersey – 3.1% – continued

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (AGM Insured), 4.00%, 12/15/17	$5,000	$5,006

New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series A, Transportation System, 1.65%, 12/15/40 (2)	25,000	4,700
New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, Transportation System (NATL-RE FGIC Insured), 1.85%, 12/15/31 (2)	2,500	796
		58,738

New York – 11.3%

Long Island Power Authority Electric System Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,895

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 11/15/18	5,000	5,397

Nassau County New York G.O. Unlimited Revenue Anticipation Notes, Series B, 1.25%, 4/15/11	5,000	5,024

New York City G.O Unlimited Bonds, Subordinated Series C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,181

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series DD, Second General Resolution, 4.75%, 6/15/35	10,000	10,348

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, 5.00%, 6/15/22	4,000	4,427

New York City Transitional Finance Authority TRB, Subordinate Series F-3, 3.07%, 2/1/15	2,295	2,378

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University, 5.25%, 7/1/34	3,000	3,302

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,758

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 11.3% – continued

New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	$3,000	$3,764

New York State Dormitory Authority Personal Education Income TRB, Series A, 5.25%, 2/15/23	1,000	1,168

New York State Dormitory Authority Personal Education Income TRB, Series B, 5.75%, 3/15/36	12,480	14,520

New York State Dormitory Authority Personal Education Income TRB, Series C, 5.00%, 3/15/26	10,000	11,165

New York State Dormitory Authority Personal Education Income TRB, Series C, 5.00%, 3/15/17	10,000	11,810

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance, 6.00%, 6/15/16	1,315	1,321

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance, 5.00%, 6/15/25	5,000	5,638

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project, 5.25%, 6/15/15	1,000	1,073

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,477

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured G.O. of Corp.), 5.00%, 4/1/21	5,000	6,030

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.), 5.50%, 4/1/17	4,425	5,388

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 11.3% – continued

New York State Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State Aid Withholding), 5.25%, 6/1/17	$10,000	$10,826

New York State Thruway Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,794

5.00%, 3/15/22	10,000	11,828

New York State Urban Development Corp. Personal Income TRB, Series C, 5.00%, 12/15/16	3,000	3,553

New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 Insured G.O. of Corp.), 5.50%, 7/1/16	1,070	1,074

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,143

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/15/32	4,235	4,598

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,827

5.00%, 10/15/24	2,000	2,224

Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C, 5.25%, 6/1/13	1,820	1,826

5.50%, 6/1/15	5,000	5,019

5.50%, 6/1/17	4,500	4,619

5.50%, 6/1/18	5,000	5,304

5.50%, 6/1/19	2,500	2,737

5.50%, 6/1/20	5,000	5,456

Triborough Bridge & Tunnel Authority General Purpose Revenue Bonds, Series A (G.O. of Authority), Prerefunded, 4.75%, 1/1/16	5,000	5,901

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,220
Triborough Bridge & Tunnel Authority, General Revenue Refunding Bonds, Series B, (G.O. of Authority), 5.00%, 11/15/32	5,000	5,295
		217,308

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

North Carolina – 3.2%

Mecklenburg County G.O Unlimited Refunding Bonds, 5.00%, 2/1/19	$10,000	$12,205

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.25%, 1/1/19	5,000	5,725

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,298

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/17	3,000	3,603

North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/14	10,000	11,502

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/11	7,125	7,266

5.00%, 5/1/21	5,000	6,074
Wake County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/22	10,450	12,951
		61,624

Ohio – 0.9%

Akron G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,000	1,019

Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), 5.00%, 12/1/33	5,000	5,174

Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	2,000	2,108

Monroe Local School District G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.50%, 12/1/24	1,000	1,216

Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	420	423

Ohio State University General Receipts Revenue Bonds, Series A, 4.75%, 6/1/30	6,200	6,501

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Ohio – 0.9% – continued
Ohio State Water Development Authority PCR Bonds, Series B, Loan Fund, Unrefunded Balance, 5.00%, 6/1/23	$935	$984
		17,425

Oregon – 2.2%

Oregon State Board of Education G.O Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,295

Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/11	4,070	4,271

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,589

Oregon State G.O. Limited Tax Anticipation Notes, Series A, 2.00%, 6/30/11	7,000	7,091
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds (NATL-RE Insured), 5.00%, 6/15/21	12,745	14,468
		42,714

Pennsylvania – 1.9%

Centennial School District Bucks County G.O Limited Bonds, Series A (State Aid Witholding), 5.00%, 12/15/25	2,135	2,504

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,224

Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT), 5.10%, 10/1/22	675	701

Pennsylvania State G.O. Unlimited Bonds, Second Series, 4.13%, 3/1/22	8,565	9,213

Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (NATL-RE Insured G.O. of Agency), Prerefunded, 6.00%, 12/15/10	1,815	1,832

6.13%, 12/15/10	1,925	1,943

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Pennsylvania – 1.9% – continued

Pennsylvania State Higher Educational Facilties Authority Revenue Refunding Bonds, Series AK, 4.00%, 6/15/20	$2,925	$3,203

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,713
Pennsylvania State Turnpike Commission Revenue Bonds, Subordinate Series B, 5.25%, 6/1/39	10,000	10,545
		36,878

Puerto Rico – 0.3%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Subordinate Series A, 6.38%, 8/1/39	5,000	5,708

South Carolina – 1.6%

Berkeley County G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 3/1/14	2,720	3,096

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,000	5,688

Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured), 5.00%, 1/1/17	2,250	2,577

Richland County School District No. 001 G.O. Unlimited Bonds (AGM SCSDE Insured), 4.75%, 3/1/21	2,000	2,161

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	5,000	5,567
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	11,302
		30,391

Tennessee – 0.2%

Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured), 6.25%, 3/1/15	700	710

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Tennessee – 0.2% – continued
Shelby County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/16	$3,000	$3,548
		4,258

Texas – 9.0%

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured), 5.00%, 12/1/21	3,000	3,404

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,062

Fort Worth Independent School District G.O. Unlimited Refunding Bonds, 5.00%, 2/15/25	1,750	1,982

Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.50%, 8/15/14	1,535	1,708

Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/39	5,000	5,422

Harris County G.O. Limited Refunding Bonds, Series C, Prerefunded, 5.75%, 10/1/18	4,260	5,385

Harris County Texas G.O Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	5,892

Houston Independent School District G.O. Limited Bonds (PSF Gtd.), 5.00%, 2/15/25	10,000	11,251

Lower Colorado River Authority Revenue Refunding and Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	10,961

Lower Colorado River Authority Revenue Refunding Bonds, 5.50%, 5/15/33	2,000	2,188

Panhandle Regional Multifamily Housing Finance Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	500	538

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,054

6.00%, 10/1/21	1,250	1,288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS - 88.1% – continued

Texas – 9.0% – continued

San Antonio Electric and Gas Revenue Bond, Junior Lien System, Prerefunded, 3.63%, Mandatory Put 12/1/10	$290	$292

San Antonio Electric and Gas Revenue Bonds, Junior Lien System, Unrefunded Balance, 3.63%, Mandatory Put 12/1/10	9,710	9,763

San Antonio Water System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 5/15/36	5,050	5,263

Spring Independent School District G.O. Unlimited Schoolhouse Bonds, (FGIC Insured), 5.00%, 8/15/25	4,680	4,960

Tarrant Regional Water District & Water Revenue Bonds, Water Control & Improvement District (NATL-RE FGIC Insured), 5.00%, 3/1/25	6,750	7,445

Texas A&M Permanent University Fund Revenue Bonds, Series A, 5.00%, 7/1/30	10,000	11,603

Texas State G.O. Unlimited Bonds, Series II-A, Veterans Housing Assistance Program Fund, 5.25%, 12/1/23	3,000	3,543

Texas State G.O. Unlimited Refunding Bonds, Series A, Public Finance Authority, 5.00%, 10/1/19	4,980	6,034

Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	50,000	50,746

Texas State Transportation Commission Revenue Bonds, Series A, First Tier, 5.00%, 4/1/23	10,000	11,249
University of Texas Permanent University Fund Revenue Bonds, Series B, Unrefunded Balance, 4.75%, 7/1/30	10,000	10,386
		173,419

Utah – 0.8%

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	12,000	14,293

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Utah – 0.8% – continued
Utah State Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 7/1/11	$1,000	$1,032
		15,325

Virgin Islands – 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Taxes Lien Note, 5.63%, 10/1/10	190	190

Virginia – 0.9%

Hampton Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 1/15/21	1,000	1,185

Virginia College Building Authority Educational Facilities Revenue Bonds, 21st Century Build America Bonds, 3.88%, 2/1/17	3,675	3,970

Virginia Commonwealth Transportation Board Federal Highway Revenue Reimbursement Notes, 5.00%, 9/27/12	5,550	6,047

Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,297
3.70%, 9/1/18	4,280	4,492
		17,991

Washington – 4.5%

King County Sewer Revenue Refunding Bonds, 5.00%, 1/1/50	15,620	16,546

Pierce County School District No. 403 G.O. Unlimited Refunding Bonds (NATL-RE Insured School Board Guaranty), Prerefunded, 5.13%, 6/1/11	6,140	6,333

Washington State Board Community & Technology Colleges COP, Series F, 4.70%, 7/1/26	2,240	2,377

Washington State Motor Vehicle Fuel G.O. Unlimited Refunding Bonds, 5.00%, 7/1/18	17,530	21,010

4.00%, 7/1/25	10,000	10,648

4.00%, 7/1/26	18,200	19,192

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Washington – 4.5% continued
Washingtonn State G.O. Unlimited Bonds, Series 2011A, 5.00%, 8/1/33	$10,000	$11,003
		87,109
Total Municipal Bonds
(Cost $1,625,004)		1,696,088

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.2%
Northern Institutional Funds - Tax-Exempt Portfolio (3)(4)	197,371,486	$197,371
Total Investment Companies
(Cost $197,371)		197,371

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%
Massachusetts State Health & Educational Facilities Authority VRDB, Series Y, Harvard University Issue, 0.17%, 10/7/10	$10,000	$10,000
Total Short-Term Investments
(Cost $10,000)		10,000

Total Investments – 98.8%
(Cost $1,832,375)		1,903,459
Other Assets less Liabilities - 1.2%		22,163
NET ASSETS – 100.0%		$1,925,622

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $242,400,000 with net sales of approximately $45,029,000 during the six months ended September 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.4%
Financial	10.4
General	19.9
General Obligation	24.6
School District	5.1
Transportation	9.7
Water	8.2
All other sectors less than 5%	16.7

Total	100.0%

At September 30, 2010, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	35.7%
AA	36.7
A	8.9
BBB	0.2
Not Rated	0.6
Cash and Equivalents	10.5
SP1/MIG1	7.4

Total	100.0%

*	Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,696,088(1)	$–	$1,696,088
Investment Companies	197,371	–	–	197,371
Short-Term Investments	–	10,000	–	10,000

Total Investments	$197,371	$1,706,088	$–	$1,903,459

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3%

Alabama – 0.1%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.50%, 2/1/11	$2,000	$2,055
Alaska – 1.4%

Anchorage Alaska Tax Anticipation G.O. Unlimited Notes, 1.00%, 12/29/10	15,000	15,025
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,910
		19,935
Arizona – 3.3%

Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded, 5.25%, 7/1/12	1,125	1,220

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/15	5,000	5,832

Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A, 4.00%, 10/1/14	755	845

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,997

4.00%, 7/1/14	1,910	2,102

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,129

4.00%, 7/1/16	1,000	1,135

Maricopa County Unified School District No. 4-Mesa G.O. Unlimited Bonds, Series D, Project of 2005, 4.00%, 7/1/14	3,505	3,887

Maricopa County Unified School District No. 97-Deer Valley G.O. Unlimited Bonds, Series A, Project of 2008, 2.50%, 7/1/14	225	233

4.25%, 7/1/14	5,000	5,495

Phoenix City G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	5,000	5,790

Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured), 4.25%, 7/1/11	835	838

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Arizona – 3.3% – continued

Pinal County Revenue Refunding Bonds, 3.00%, 8/1/15	$1,820	$1,910

Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Bonds, Series B, 4.00%, 1/1/16	13,000	14,607
Tucson Water Systems Revenue Bonds, 5.00%, 7/1/16	1,275	1,494
		48,514
California – 6.2%

California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	565

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	11,612

California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program, 5.00%, 6/15/13	10,000	10,957

Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	20,000	20,228

Los Angeles G.O. Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	15,000	15,162

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,755

Los Angeles Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 6/1/16	5,000	5,915

Los Gatos-Saratoga Joint Union High School District G.O. Unlimited Bonds, Series B, Election of 1998, Prerefunded, 5.75%, 12/1/10	1,325	1,351

San Bernardino County Transportation Authority Sales TRB, Series A, 5.00%, 5/1/12	5,250	5,595

San Diego Unified School District G.O. Limited Tax & Revenue Anticipation Notes, Series A, 2.00%, 6/30/11	5,000	5,055

San Joaquin County Transportation Authority Sales TRB, Measure K Senior Notes, 5.00%, 4/1/11	3,000	3,069

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT -INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

California – 6.2% – continued
University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	$5,085	$5,649
		90,913

Colorado – 0.9%

Broomfield Open Space Park and Recreation Facilities COP (AMBAC Insured), 5.75%, 12/1/14	2,000	2,015

Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured), 5.50%, 6/15/12	1,000	1,085

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,075

Jefferson County School District R-1 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	585	663

Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,814
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/11	1,750	1,795
		13,447

Connecticut – 1.0%

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A, 5.00%, 1/1/13	450	493

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	11,315

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (AGM Insured), 5.38%, 10/1/10	250	250
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien Transportation Infrastructure, 5.00%, 2/1/17	2,500	2,960
		15,018

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

California – 6.2% – continued

Delaware – 1.4%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	$15,000	$17,756

University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,402
5.00%, 11/1/15	1,000	1,181
		20,339

Florida – 6.1%

Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account (G.O. of Corp. Insured), 2.00%, 4/21/11	14,000	14,066

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,355

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,365

5.00%, 7/1/15	10,000	10,993

Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured), 5.25%, 6/1/12	1,000	1,078

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,320

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 6/1/15	5,750	6,390

Florida State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 6/1/12	1,575	1,689

Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B, 6.38%, 7/1/14	1,500	1,780

Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,627

Jacksonville Excise TRB, Series B (AMBAC Insured), 5.38%, 10/1/18	2,350	2,521

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Florida – 6.1% – continued

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project, 5.00%, 7/1/15	$5,000	$5,746

Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/10	2,000	2,000

5.00%, 10/1/13	3,500	3,891

Orlando Capital Improvement Special Revenue Refunding Bonds, Series C, 5.00%, 10/1/11(1)	1,000	1,045

Osceola County G.O. Limited Bonds (Assured Guaranty Insured), 3.00%, 10/1/11	1,260	1,292

Palm Beach County School Board Refunding COP, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,766

Polk County Transportation Improvement Revenue Bonds (AGM Insured), Prerefunded, 5.25%, 12/1/10	1,000	1,018

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,721

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/11	1,510	1,577

5.00%, 10/1/12	1,440	1,560

5.00%, 10/1/14	2,535	2,872
Tallahassee Blueprint 2000 Intergov- ernmental Agency Revenue Bonds (NATL-RE Insured), 5.00%, 10/1/14	500	561
		89,233

Georgia – 2.7%

Augusta Sales Tax G.O. Unlimited Bonds (XLCA Insured), 4.00%, 3/1/11	500	508

Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 5/1/12	2,845	3,043

De Kalb County School District G.O. Unlimited (State Aid Withholding), 5.00%, 2/1/11	1,000	1,016

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Georgia – 2.7% – continued

Fulton County Facilities Corp. COP, Fulton County Public Purpose Project, 5.00%, 11/1/15	$2,250	$2,561

5.00%, 11/1/16	2,280	2,618

Georgia State G.O. Unlimited Bonds, Series D, Prerefunded, 4.00%, 10/1/10	4,000	4,000

Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,818

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,976

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured), 5.00%, 6/1/13	3,000	3,340

Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,083

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,652

Municipal Electric Authority Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,173

Municipal Electric Authority Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	1,710	1,858
5.00%, 1/1/14	1,045	1,164
		39,810

Hawaii – 0.9%

Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), 5.25%, 9/1/16	5,000	5,568

Hawaii State G.O. Unlimited Bonds, Series DQ, 5.00%, 6/1/15	5,000	5,805
Honolulu Hawaii City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,351
		13,724

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT - INTERMEDIATE TAX - EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Idaho - 0.0%

University of Idaho Adjustable Revenue Refunding Bonds, Series A (AGM Insured), 4.38%, Mandatory Put 4/1/11	$750	$763

Illinois – 2.7%

Chicago G.O. Limited Bonds, Lakefront Millenium Parking Facilities (NATL-RE Insured), Prerefunded, 5.70%, 1/1/12	700	759

Cook County School District No. 57 Mount Prospect G.O. Unlimited Refunding Bonds, Series A, 3.25%, 12/1/10	400	402

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,327

Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,528

Illinois State Certificates G.O. Unlimited Notes, 3.00%, 5/20/11	15,000	15,160

Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,068

Illinois State Toll Highway Authority Revenue Bonds, Series A2 (AGM Insured), Prerefunded, 5.00%, 7/1/16	8,075	9,691

Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,095
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (AGM-CR FGIC Insured), 5.50%, 12/15/24	5,000	5,068
		40,098

Indiana – 0.9%

Indiana State Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,932

Indiana Transportation Finance Authority Highway Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,867

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Indiana – 0.9% continued

Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured), 5.00%, 8/1/11	$600	$623

Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,694

Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding), 4.00%, 1/15/13	500	537
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 4.00%, 1/15/14	1,805	1,968
		13,621

Kansas – 0.1%
Wichita Kansas Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 10/1/19	2,000	2,165

Kentucky – 1.3%

Jefferson County School District Finance Corp. Revenue Refunding Bonds, Series A (AGM Insured), 5.15%, 1/1/11	750	759

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,665

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, 5.00%, 11/1/12	4,475	4,858

Kentucky State Property & Buildings Commission Revenue Refunding Bonds Project No. 68, Escrowed to Maturity, 5.75%, 10/1/10	3,000	3,001
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured), 5.25%, 2/1/17	3,000	3,545
		18,828

Louisiana – 0.2%

Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 11/15/10	1,250	1,258

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued
Louisiana – 0.2% – continued 5.00%, 4/1/12	$1,000	$1,069
		2,327

Maryland – 1.9%

Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	7,221

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	15,000	17,960

Maryland State Department of Transportation Revenue Bonds, 4.50%, 2/15/12	1,850	1,954
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 5/1/12	1,000	1,072
		28,207

Massachusetts – 1.8%

Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded, 5.00%, 7/1/14	2,740	3,178

Massachusetts State Department of Transportation System Highway Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,975

Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured), 5.50%, 11/1/14	1,875	2,206

Massachusetts State G.O. Unlimited Refunding Bonds, Series A, 6.00%, 11/1/10	2,500	2,512

6.00%, 11/1/11	1,275	1,353

Massachusetts State Revenue Anticipation G.O. Limited Notes, Series C, 2.00%, 6/23/11	10,000	10,121
Quincy G.O. Limited Anticipation Notes, 2.00%, 7/29/11	2,500	2,531
		25,876

Michigan – 0.5%

Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,121

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Michigan – 0.5% – continued

Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (AGM Insured), 5.00%, 10/15/10	$1,000	$1,002
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,646
		7,769

Minnesota – 2.6%

Bemidji G.O Unlimited Bonds, Temporary Sales Tax, 4.50%, 2/1/12	3,000	3,038

Minnesota Public Facilities Authority Water PCR Bonds, Series A, 5.00%, 3/1/12	1,000	1,065

Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,609

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/16	10,000	11,949

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	11,309

Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/12	2,190	2,303
5.00%, 1/1/14	2,320	2,598
		37,871

Mississippi – 0.4%

Jackson Public School District G.O. Limited Tax Notes, Series B, Prerefunded (AMBAC Insured), 5.75%, 10/1/10	1,775	1,775

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,949
Mississippi State G.O. Unlimited Refunding Bonds, 5.75%, 12/1/11	510	542
		5,266

Nebraska – 0.1%
Nebraska Public Power District Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,937

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Nevada – 0.9%

Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	$2,000	$2,321

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,277

Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured), 5.00%, 6/15/12	2,350	2,521

Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.50%, 6/15/13	2,000	2,194

Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,327

Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 6/1/13	1,600	1,765
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, Limited Tax Water, 5.00%, 6/1/15	770	882
		13,287
New Hampshire – 0.5%

Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,566

New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems, 5.00%, 7/1/14	3,000	3,392
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 5/1/12	2,500	2,681
		7,639
New Jersey – 3.2%

New Jersey Economic Development Authority School Facility Construction Revenue Bonds, Sub-Series T-3 (AGM Insured), 5.00%, Mandatory Put 9/1/14	2,500	2,803

New Jersey Economic Development Authority School Facility Construction Revenue Refunding Bonds, Sub-Series DD-1, 5.00%, 12/15/16	10,000	11,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

New Jersey – 3.2% – continued

New Jersey State Building Authority Revenue Refunding Bonds, Series B (AMBAC Insured), 5.25%, 12/15/10	$850	$859

New Jersey State G.O. Unlimited Refunding Bonds (NATL-RE FGIC-TCRS Insured), 6.00%, 2/15/11	4,500	4,589

New Jersey State G.O. Unlimited Refunding Bonds, Series D, 6.00%, 2/15/11	4,250	4,334

New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured), 5.00%, 7/15/11	750	776

New Jersey State Tax & Revenue Anticipation Notes, 2.00%, 6/23/11	15,000	15,178

New Jersey State Transit Corp. COP, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,222

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (AGM Insured), 3.75%, 12/15/12	1,500	1,503

Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.), 5.00%, 1/1/11	1,350	1,366
Wayne Township School District G.O. Unlimited Bonds (AGM Insured School Board Resource Fund), 3.25%, 7/15/11	1,500	1,536
		46,711
New Mexico – 0.2%

Albuquerque City G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,720
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,083
		2,803
New York – 9.2%

Metropolitan Transportation Authority Dedicated TRB, Series B, 3.00%, 11/15/10	1,000	1,003

Metropolitan Transportation Authority Revenue Anticipation Notes, 2.00%, 12/31/10	5,000	5,020

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

New York – 9.2% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured), 5.00%, 11/15/12	$4,000	$4,335

Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B, 1.25%, 4/15/11	15,000	15,072

New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.), 5.00%, 2/15/13	5,000	5,411

New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured, 5.00%, 11/1/15	5,000	5,871

New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, 5.25%, 8/1/18	5,035	5,622

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured, 5.00%, 11/1/15	8,400	9,885

New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum of Modern Art, Escrowed to Maturity, 5.00%, 10/1/10	3,000	3,000

New York G.O. Unlimited Bonds, Series C, 5.25%, 8/1/11	3,250	3,384

New York G.O. Unlimited Bonds, Series E, 5.00%, 8/1/11	1,450	1,507

New York G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,812

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,204

5.00%, 10/1/17	2,880	3,343

New York State Dormitory Authority Personal Income TRB, Series A, 5.00%, 3/15/16	1,265	1,482

New York State Dormitory Authority State Supported Debt City University System Consolidated Fifth General Resolution Revenue Bonds, Series B, 5.00%, 7/1/14	1,370	1,549

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

New York – 9.2% – continued

New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement, 5.00%, 2/15/13	$5,000	$5,458

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement, 5.00%, 2/15/14	2,810	3,163

New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project, 5.25%, 6/15/21	6,510	6,991

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	1,000	1,137

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,411

New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge Service Contract, 5.00%, 4/1/15	4,500	5,189

New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	3,000	3,301

New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax, 5.00%, 3/15/16	2,075	2,433

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,481

Suffolk County Tax Anticipation G.O. Unlimited Notes, 2.00%, 9/13/11	20,000	20,309
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority), 5.25%, 11/15/18	5,000	5,432
		134,805

North Carolina – 1.0%

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,884

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

North Carolina – 1.0% – continued
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/12	$2,550	$2,716
		14,600

Ohio – 2.7%
Columbus G.O. Unlimited Bonds, Series A, 5.00%, 6/1/15	2,500	2,927

Ohio State Common School G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	7,039

Ohio State Common School G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,877

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	8,605

Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded, 5.00%, 12/1/12	2,035	2,182

Ohio State University General Receipts Revenue Refunding Bonds, Series A, 5.00%, 12/1/14	5,000	5,784

Ohio State Water Development Authority PCR Refunding Bonds, Water Quality, 5.00%, 12/1/14	2,250	2,611

University of Akron General Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,837

University of Cincinnati Ohio General Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	2,110	2,322
5.00%, 6/1/14	1,795	2,025
		39,209

Oklahoma – 0.4%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,797
Tulsa County Independent School District No. 1 Combined Purpose, G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	4,170	4,299
		6,096

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Oregon – 1.3%
Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (AGM Insured School Board Guaranty), Prerefunded, 5.50%, 6/15/11	$1,000	$1,037

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,850

Oregon State Department of Administrative Services COP, Series C, 5.00%, 11/1/14	2,895	3,318

Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/14	5,670	6,497

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,740

Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured), 5.00%, 6/1/12	1,800	1,936
Washington County Unified Sewerage Agency Revenue Refunding Bonds, Series A, Senior Lien (NATL-RE-FGIC Insured), 5.75%, 10/1/10	300	300
		18,678

Pennsylvania – 2.2%
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded, 5.38%, 8/15/13	1,000	1,135

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	17,580

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,994
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University), 5.00%, 9/15/14	6,000	6,927
		31,636

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Rhode Island – 0.0%
Rhode Island Clean Water Finance Agency PCR Refunding Bonds, Sub-Series A, 5.00%, 10/1/14	$150	$174

South Carolina – 0.1%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded, 5.50%, 12/1/12	1,140	1,275

Tennessee – 1.9%

Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 5/15/15	6,015	7,140

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University), 5.25%, 10/1/15	5,000	5,946

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University), 5.00%, 10/1/12	1,600	1,744

Shelby County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/15	5,000	5,833

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,857
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,143
		27,663

Texas – 5.0%

Bell County G.O. Limited Tax Notes, Prerefunded, 5.00%, 2/15/12	1,095	1,164

Bell County G.O. Limited Tax Notes, Unrefunded Balance, 5.00%, 2/15/15	905	955

Corpus Christi G.O. Limited Certificates (AGM Insured), Prerefunded, 5.75%, 3/1/11	1,000	1,023

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% continued

Texas – 5.0% continued

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	$7,140	$7,690

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	7,000	7,591

Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/11	3,435	3,596

Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,090

Irving Improvement G.O. Limited Refunding Bonds, 5.00%, 9/15/11	1,000	1,045

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/13	1,000	1,105

5.00%, 5/15/15	1,580	1,820

Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured), 5.38%, 5/15/14	1,235	1,319

Lower Colorado River Authority Unrefunded Balance Revenue Refunding Bonds, Series B (FSA Insured), 6.00%, 5/15/12	1,075	1,080

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/12	2,000	2,096

North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier, 5.00%, Mandatory Put 1/1/11	3,000	3,031

Plano Independent School District G.O. Unlimited Bonds, Series A, School Building, 5.00%, 2/15/12	1,000	1,062

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Prerefunded, 3.63%, Mandatory Put 12/1/10	115	116

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Unrefunded Balance, 3.63%, Mandatory Put 12/1/10	3,885	3,906

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Texas – 5.0% – continued
San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A, 5.50%, 2/1/12	$1,350	$1,440

San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 8/1/12	1,585	1,687

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	8,239

Texas State PFA G.O. Unlimited Refunding Bonds, 5.50%, 10/1/12	2,260	2,485
Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	20,000	20,299
		73,839

Utah – 3.1%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded, 5.25%, 9/15/11	2,000	2,095

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A, 5.00%, 7/1/12	10,000	10,730

5.50%, 7/1/14	3,500	3,871

Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty), 2.50%, 7/1/11	500	508

Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	719

Utah State G.O Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,949

5.00%, 7/1/16	7,500	8,951

Utah State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/14	5,000	5,765
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,086
		45,674

Virginia – 2.4%
Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,665

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Virginia – 2.4% – continued
Fairfax County G.O. Unlimited Refunding Bonds, Series C, Public Improvement Project (State Aid Withholding), 5.00%, 10/1/15	$10,235	$12,110

Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,136

Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment, 5.00%, 2/1/11	4,600	4,673

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B, 5.00%, 8/1/16	5,000	5,956

Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B, 5.00%, 8/1/12	1,355	1,468

Virginia State Public School Authority School Financing Revenue Bonds, Series B-1 (State Aid Witholding), 5.00%, 8/1/16	1,000	1,191

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program, 5.00%, 11/1/15	4,025	4,764
Virginia State Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program, 5.00%, 11/1/10	775	778
		35,741

Washington – 2.1%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1, 5.00%, 7/1/14	3,500	4,016

5.50%, 7/1/14	1,200	1,399

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, 5.00%, 7/1/15	5,000	5,850

Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3, 5.00%, 7/1/12	150	162

Franklin County Public Utility District No. 1 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,099

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Washington – 2.1% continued

King County G.O. Limited Tax Anticipation Notes, 2.00%, 6/15/11	$2,000	$2,024

King County Sewer Revenue Refunding Bonds, Series B (AGM Insured), 5.50%, 1/1/15	1,500	1,584

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,413

Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded, 5.25%, 12/1/11	3,000	3,169

Washington State G.O. Unlimited Refunding Bonds, Series R-2011A, 5.00%, 1/1/18	5,200	6,198
Washington State Various Purpose G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), Prerefunded, 5.25%, 1/1/11	2,000	2,025
		30,939

Wisconsin – 1.4%

Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 5.00%, 2/15/16	4,300	5,074

Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured), 5.00%, 2/15/12	2,575	2,736

Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,420

Waukesha City G.O. Unlimited Refunding Bonds, 2.00%, 10/1/10	810	810

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,392
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded, 5.50%, 5/1/12	1,000	1,080
		20,512

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 74.3% – continued

Wyoming – 0.2%

Campbell County Recreation Project Board Lease Revenue Bonds, 5.00%, 6/15/12	$3,000	$3,204
Total Municipal Bonds
(Cost $1,052,580)		1,092,201

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 14.5%

AIM Tax-Free Cash Reserve Portfolio	95,856	$96
Northern Institutional Funds – Tax-Exempt Portfolio (2)(3)	212,426,500	212,426
Total Investment Companies
(Cost $212,522)		212,522
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 10.4%

Bethlehem Area School District G.O. Unlimited VRDB (AGM Insured State Aid Withholding), 0.49%, 10/7/10	$14,495	$14,495

Broward County School Board COP VRDB, Series B (AGM Insured), 0.27%, 10/7/10	15,000	15,000

Chicago Board of Education G.O. Unlimited VRDB, Series B (AGM Insured), 0.34%, 10/7/10	19,800	19,800

Colorado Springs Utilities Revenue Refunding VRDB, Series A, Subordinate Lien, 0.32%, 10/7/10	5,400	5,400

Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (AGM Insured), 0.31%, 10/6/10	20,000	20,000

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A2, Senior Priority (AGM Insured), 0.29%, 10/7/10	2,750	2,750

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.4% – continued

Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority, 0.27%, 10/7/10	$10,000	$10,000

Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured), 0.35%, 10/4/10	11,120	11,120

Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue, 0.33%, 10/7/10	4,900	4,900

Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (AGM Insured), 0.34%, 10/7/10	20,000	20,000

Nazareth Area School District G.O. Limited VRDB (AGM Insured State Aid Withholding), 0.49%, 10/7/10	10,990	10,990

North Penn Water Authority Revenue VRDB (AGM Insured), 0.49%, 10/7/10	8,400	8,400

Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (AGM Insured), 0.32%, 10/7/10	5,000	5,000
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (AGM Insured), 0.27%, 10/7/10	5,420	5,420
Total Short-Term Investments
(Cost $153,275)		153,275

Total Investments – 99.2%
(Cost $1,418,377)		1,457,998
Other Assets less Liabilities – 0.8%		11,997
NET ASSETS - 100.0%		$1,469,995

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $259,314,000 with net sales of approximately $46,888,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	14.6%
General	17.4
General Obligations	30.0
Power	6.3
School District	9.1
Transportation	6.8
All other sectors less than 5%	15.8

Total	100.0%

At September 30, 2010, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	25.5%
AA	32.8
A	4.5
Not Rated	0.1
Cash and Equivalents	14.5
SP1/MIG1	22.6

Total	100.0%

*Standard	& Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,092,201(1)	$–	$1,092,201
Investment Companies	212,522	–	–	212,522
Short-Term Investments	–	153,275	–	153,275

Total Investments	$212,522	$1,245,476	$–	$1,457,998

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7%

Alabama – 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured), 5.25%, 1/1/39	$2,000	$2,128

Alaska – 2.0%

Alaska State Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	3,000	3,180
Anchorage City G.O. Unlimited Tax Anticipation Notes, 1.00%, 12/29/10	20,000	20,034
		23,214

Arizona – 1.7%

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,674

Arizona Water Infrastructure Finance Authority Revenue Bonds,Series A, 5.00%, 10/1/30	6,175	6,996

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior A, 5.00%, 7/1/34	2,015	2,059
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	5,000	5,513
		20,242

California – 19.1%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	10,000	12,057

Anaheim Public Financing Authority Revenue Bonds, Series A, Electric System Distribution Facilities (AGM Insured), 5.00%, 10/1/31	3,500	3,550

Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (AGM Insured), 1.61%, 8/1/44(1)	10,000	1,204

1.56%, 8/1/46(1)	17,665	1,845

Berkeley G.O. Unlimited Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	10,000	10,126

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

California – 19.1% – continued

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	$1,500	$1,663

California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	2,500	2,754

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/18	5,000	5,916

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	130	132

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,232

California State University Systemwide Revenue Bonds, Series A, 5.50%, 11/1/39	5,000	5,480

Carlsbad Unified School District Capital Appreciation G.O. Unlimited Convertible Bonds, Series B, Election of 2006, 1.01%, 5/1/34(1)	2,500	1,599

Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured), 1.53%, 2/1/32(1)	5,800	1,535

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/32	5,000	5,445

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,265

Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured), 1.99%, 8/1/31(1)	5,380	1,582

Hartnell Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 2002, 1.36%, 8/1/34(1)	4,500	2,474

Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 6.60%, 2/1/17	1,845	1,912

6.60%, 8/1/17	1,825	1,891

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

California – 19.1% – continued

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	$1,000	$1,055

Los Angeles Community College District G.O Unlimited Bonds, Series C, 2008 Election, 5.25%, 8/1/39	13,500	14,666

Los Angeles Community College District G.O. Unlimited Bonds, Series F-1, 2003 Election, 5.00%, 8/1/33	10,000	10,639

Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, Series B, Proposition A First Tier Senior (AGM Insured), 5.25%, 7/1/16	5,000	5,213

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), 5.00%, 10/1/21	1,000	1,103

Los Angeles Department of Airports Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,092

Los Angeles Department of Water & Power System Subordinate Revenue Bonds, Series A-1, 5.25%, 7/1/38	4,075	4,426

Los Angeles Department of Water & Power System Subordinate Revenue Bonds, Series A-2, Series A, 5.00%, 7/1/30	6,600	6,957

Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A-1 (NATL-RE Insured), 4.50%, 7/1/25	4,050	4,169

4.50%, 1/1/28	4,000	4,027

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,072

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,594

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	7,020	7,877

New Haven Unified High School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured), 1.12%, 8/1/31(1)	1,270	373

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

California – 19.1% – continued

1.86%, 8/1/32(1)	$1,285	$354

Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured), 1.01%, 8/1/38(1)	10,000	6,683

Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (AGM Insured), 5.25%, 8/1/32	5,000	5,342

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/40	10,000	10,319

Sacramento Regional County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured), 5.00%, 12/1/27	5,000	5,093

San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured), 5.00%, 8/1/31	5,000	5,255

San Diego County Regional Airport Authority Revenue Bonds, Sub Series A, 5.00%, 7/1/40(2)	4,000	4,150

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 5.25%, 3/1/22	3,155	3,453

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Series B, Election of 2004, 5.00%, 8/1/35	5,000	5,352

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,283

San Francisco City & County Airports Commission Revenue Bonds, Series A, 4.90%, 5/1/29	2,000	2,088

San Francisco City & County International Airports Commission Revenue Bonds, Second Series F, 5.00%, 5/1/40	5,000	5,153

San Joaquin County Transportation Authority Sales TRB, Measure K-Senior Notes, 4.00%, 4/1/11	1,000	1,018

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

California – 19.1% – continued
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008, 5.00%, 7/1/34	$2,000	$2,103

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,821

University of California General Revenue Bonds, Series U, 5.00%, 5/15/23	5,000	5,842

Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election, 5.50%, 8/1/30	5,375	5,890
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	5,000	5,500
		221,624

Colorado – 0.6%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	1,000	1,076

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,274
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,294
		6,644

Connecticut – 0.1%
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	835	886

Delaware – 0.3%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), Senior SFM (AGM Insured), 5.80%, 7/1/35	3,130	3,309

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

District of Columbia – 2.0%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	$1,010	$1,114

District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A, 5.50%, 10/1/39	15,000	16,517
Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 10/1/35	5,000	5,151
		22,782

Florida – 6.4%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	800	810

Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	1,235	1,386

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	410

Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	12,750	15,214

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	15,000	16,363

Florida State Municipal Power Agency Revenue Bonds, Series A, All Requirements Power, 6.25%, 10/1/31	3,000	3,511

Miami-Dade County Aviation Revenue Bonds, Series A, Miami International Airport, 5.38%, 10/1/35	5,000	5,255

Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured), 5.00%, 11/1/31	2,500	2,626

Miami-Dade County Transit Sales Surtax Revenue Bonds (XLCA Insured), 5.00%, 7/1/31	10,000	10,509

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Florida – 6.4% – continued

Orlando & Orange County Expressway Authority Revenue Bonds, Series B (BHAC-CR AMBAC Insured), 5.00%, 7/1/35	$3,375	$3,442

Orlando Utilities Commission Water & Electric Subordinate Revenue Refunding Bonds, Series D, Escrowed to Maturity, 6.75%, 10/1/17	7,700	9,169
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,890	5,387
		74,082

Georgia – 1.2%

Athens-Clarke County Unified Government Water & Sewer Revenue Bonds, 5.50%, 1/1/38	7,500	8,282

Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities-Lanier Village, 7.25%, 11/15/29	2,000	2,037

Georgia Municipal Electric Authority Power Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,703
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	1,000	1,012
		14,034

Hawaii – 2.5%

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,114

Honolulu City & County Waste Water System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	21,045	21,946
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,489
		28,549

Illinois – 8.9%

Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured), 1.49%, 1/1/33(1)	505	135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Illinois – 8.9% – continued

Chicago Board of Education G.O. Unlimited Bonds, Series A (AMBAC Insured), 5.50%, 12/1/30	$2,990	$3,470

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,002

Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds (AMBAC Insured), 5.50%, 1/1/18	5,000	5,064

Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	11,000	11,565

Chicago O’Hare International Airport Third Lien General Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 1/1/28	5,000	5,115

Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	9,955	10,402

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	823

Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	3,500	3,862

5.25%, 3/1/40	5,000	5,250

Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,347

Illinois State Sales TRB, 5.25%, 6/15/24	5,000	5,406

Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/1/33	6,500	7,091

Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,541

Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	10,000	10,132

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Illinois – 8.9% – continued

Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	$3,900	$4,518
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured), 6.00%, 7/1/33	15,000	18,039
		103,762

Indiana – 3.0%

Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds, 7.25%, 8/1/13	4,200	4,748

Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 6/1/29	5,000	5,185

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 1/1/42	5,000	5,135

Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	5,620	6,697

Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,510

Indianapolis Local Public Improvement Bond Bank Revenvue Bonds, Series F (AMBAC Insured), 5.00%, 1/1/36	5,000	4,881

Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (AGM Insured), 6.00%, 5/1/29	2,000	2,003
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 1/10/24	1,815	2,123
		34,282

Kansas – 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,755

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Kentucky – 0.9%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured), 5.50%, 5/15/34	$10,000	$10,514

Louisiana – 0.8%

East Baton Rouge Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,395
Louisiana State Gas & Fuels TRB, Series A (AGM Insured), 4.75%, 5/1/39	3,380	3,468
		8,863

Maryland – 0.5%

Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project, 5.00%, 7/1/21	4,000	4,667
Montgomery County Housing Opportunites Commission Revenue Bonds, Series A, Housing Development, 6.10%, 7/1/30	1,500	1,502
		6,169

Massachusetts – 3.2%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,888

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,434

Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured), 5.00%, 8/15/30	10,000	10,734

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	10,000	11,433
Massachusetts State Water Pollution Abatement Trust Subordinate Revenue Bonds, Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,874
		37,363

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Michigan – 0.1%
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured), 5.38%, 12/1/15	$1,000	$1,069

Minnesota – 0.5%

Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,418

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	345	359
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	540	546
		6,323

Mississippi – 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	35	37

Nevada – 0.5%
Clark County Passenger Facility Charge Revenue Bonds, Series A, Las Vegas-McCarran International Airport, 5.00%, 7/1/30	5,000	5,249

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	10,890	12,097

New Jersey – 3.1%

Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series 2005-A, (AGM Insured), 5.75%, 11/1/28	1,445	1,817

New Jersey Economic Development Authority Revenue Refunding Bonds, Series DD-1, School Facilities Construction, 5.00%, 12/15/18	10,000	11,544

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	489

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

New Jersey – 3.1% – continued

New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Bonds, Series A, 5.50%, 6/1/27	$5,000	$5,378

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 0.69%, 1/1/35 (1)	5,000	4,176

New Jersey Transportation Trust Fund Authority, 1.65%, 12/15/40 (1)	25,000	4,700

New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, (AMBAC Insured), 1.98%, 12/15/26 (1)	10,000	4,582

1.89%, 12/15/32 (1)	10,000	3,049
New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, (NATL-RE FGIC Insured), 1.85%, 12/15/31 (1)	2,500	796
		36,531

New Mexico – 0.8%

Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A, (State Aid Withholding), 3.00%, 8/1/21	5,000	5,075
New Mexico Mortgage Finance Authority Revenue Bonds, Series C-2, SFM Class 1 (Collateralized by GNMA/FNMA/FHLMC Securities), 5.00%, 9/1/26	3,845	4,103
		9,178

New York – 11.1%

Long Island Power Authority Electric System General Revenue Bonds, Series A, 6.00%, 5/1/33	10,000	11,559

Long Island Power Authority Electric System Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,895

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	10,974

Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B, 1.25%, 4/15/11	5,000	5,024

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

New York – 11.1% – continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	$1,900	$2,188

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, 5.00%, 6/15/22	1,000	1,107

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series EE, Fiscal 2009, 5.25%, 6/15/40	3,000	3,313

New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured), 5.25%, 2/1/17(1)	5,000	5,476

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University, 5.25%, 7/1/34	2,500	2,752

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding), 5.25%, 10/1/23	5,000	5,758

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/25	5,200	6,624

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBC Insured), 5.50%, 3/15/30	5,000	6,272

New York State Dormitory Authority State Personal Education Income TRB, Series B, 5.75%, 3/15/36	10,000	11,635

New York State Thruway Authority State Personal Transportation Income TRB, Series A, 5.25%, 3/15/21	5,000	5,794

5.00%, 3/15/22	7,000	8,280

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,713

5.00%, 10/15/24	10,000	11,122

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

New York – 11.1% – continued
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/15/32	$5,000	$5,428

Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C, 5.50%, 6/1/18	5,000	5,304

5.50%, 6/1/19	2,500	2,737
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 11/15/32	5,000	5,295
		128,250

North Carolina – 2.2%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,496

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B, 5.00%, 1/1/26	2,250	2,464

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,384
Wake County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/22	10,000	12,394
		25,738

Ohio – 1.4%
Akron Community Learning Centers Income TRB, Series A, (NATL-RE FGIC Insured), 5.00%, 12/1/33	5,000	5,174

Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	3,000	3,163

Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	430	432

Ohio State University General Receipts Revenue Bonds, Series D, 5.00%, 12/1/28(2)	6,200	7,396

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Ohio – 1.4% – continued
Plain Local School District G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 6.00%, 12/1/25	$190	$195
		16,360

Oklahoma – 0.5%

McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	3,270	3,421
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded, 6.38%, 6/1/11	2,000	2,080
		5,501

Pennsylvania – 1.6%

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.13%, 2/15/23	5,000	5,832

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,475

Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B, 5.25%, 6/1/39	7,000	7,381
Pennsylvania Turnpike Commission Revenue Bonds, Series A1, Special Motor License Fund, 4.50%, 12/1/38	4,310	4,339
		19,027

Puerto Rico – 1.5%

Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series Zz, 5.25%, 7/1/19	2,200	2,508

5.25%, 7/1/26	5,700	6,242

Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation Bond (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	2,500	3,232
Puerto Rico Sales Tax Financing Corp. First Subordinate Sales TRB, Series A, 6.38%, 8/1/39	5,000	5,708
		17,690

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

South Carolina – 1.7%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	$5,995	$6,821
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	11,500	12,804
		19,625

South Dakota – 0.2%
Rapid City Water Revenue Bonds, 5.25%, 11/1/39	2,500	2,689

Texas – 8.1%

Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,213

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	886

Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 2.06%, 8/15/29 (1)	12,505	4,186

Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/39	5,000	5,422

Houston Independent School District G.O. Limited Bonds (PSF Gtd.), 5.00%, 2/15/25	5,000	5,626

Lower Colorado River Authority Revenue Refunding and Improvement Bonds, Series A, 6.25%, 5/15/31	10,000	11,480

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,054

6.00%, 10/1/21	1,250	1,288

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Prerefunded, 3.63%, Mandatory Put 12/1/10	215	216

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Unrefunded Balance, 3.63%, Mandatory Put 12/1/10	7,285	7,324

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Texas – 8.1% – continued
Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	$48,800	$49,529

Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds, Unrefunded Balance (PSF Gtd.), 1.09%, 8/15/16 (1)	240	165

0.14%, 8/15/23 (1)	190	81

1.49%, 8/15/28 (1)	305	93
1.48%, 8/15/30 (1)	320	85
		93,648

Utah – 0.5%
Utah Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured), 5.25%, 6/15/29	5,000	6,162

Washington – 8.2%
King County Sewer Revenue Refunding Bonds, 5.00%, 1/1/50	15,000	15,890

Washington State G.O. Unlimited Bonds, Series 2011-A, 5.00%, 8/1/33	10,000	11,003

Washington State G.O. Unlimited Bonds, Series A, (AGM Insured), 5.00%, 7/1/30	19,965	21,370

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,355

Washington State Motor Vehicle Fuel G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/18	10,000	11,985

4.00%, 7/1/25	17,365	18,490
4.00%, 7/1/26	10,000	10,545
		95,638

West Virginia – 0.1%
West Virginia Housing Finance Development Fund Revenue Bonds, Series A, (G.O. of Corp. Insured), 4.75%, 11/1/27	1,000	1,018
Total Municipal Bonds
(Cost $1,060,596)		1,122,032

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.4%
Northern Institutional Funds – Tax-Exempt Portfolio (3)(4)	38,764,980	$38,765
Total Investment Companies
(Cost $38,765)		38,765

Total Investments – 100.1%
(Cost $1,099,361)		1,160,797
Liabilities less Other Assets – (0.1)%		(949)
NET ASSETS – 100.0%		$1,159,848

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $51,837,000 with net sales of approximately $13,072,000 during the six months ended September 30, 2010.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airports	6.6%
General	19.8
General Obligation	19.4
Higher Education	6.5
Power	9.3
School District	6.7
Transportation	7.0
Water	11.7
All other sectors less than 5%	13.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	31.3%
AA	41.9
A	15.8
BBB	0.9
Not rated	0.5
Cash and Equivalents	2.1
SP1/MIG1	7.5

Total	100.0%

*Standard	& Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)

Municipal Bonds	$ –	$1,122,032	(1)	$ –	$1,122,032
Investment Companies	38,765			–	38,765
Total Investments	$38,765	$1,122,032		$ –	$1,160,797

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA	American Capital Access	ICC	Insured Custody Certificate
AGC	Assured Guaranty Corporation	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corporation	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
AMT	Alternative Minimum Tax	NATL-RE	National Public Finance Guarantee Corporation
BHAC	Berkshire Hathaway Assurance Corporation	MBIA	Municipal Bond Insurance Association
COP	Certificate of Participation	MWRA	Massachusetts Water Resources Authority
CR	Custody Receipt	PCF	Pollution Control Financing
FGIC	Financial Guaranty Insurance Corporation	PCR	Pollution Control Revenue
FHLMC	Freddie Mac	PFA	Public Finance Authority
FNMA	Fannie Mae	PSF	Permanent School Fund
FSA	Financial Security Assurance	SCSDE	South Corolina School District Enhancement
FSB	Federal Savings Bank	SFM	Single Family Mortgage
GNMA	Government National Mortgage Association	TCRS	Transferable Custodial Receipts
G.O.	General Obligation	TRB	Tax Revenue Bonds
Gtd.	Guaranteed	VRDB	Variable Rate Demand Bonds
HUD	Housing and Urban Development	XLCA	XL Capital Assurance
IBC	Insured Bond Certificates

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets at least equal to the amount of the commitment. At September 30, 2010, the aggregate market value of securities segregated to cover such commitments was approximately $83,034,000, $159,616,000, $94,822,000, $150,522,000, $52,953,000 and $223,594,000 for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds, respectively. When-issued securities at September 30, 2010, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2010. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Cost of investments includes amortization of premiums and accretion of discounts.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of

dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS	CAPITAL STOCK
High Yield Municipal	$ —	$535		$(535)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009, through the fiscal year ended March 31, 2010, the following Funds incurred net capital losses for which the Funds intend to treat as having been incurred in the next fiscal year:

Amounts in thousands
California Intermediate Tax-Exempt	$102
California Tax-Exempt	35
High Yield Municipal	3,361

At March 31, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MAR 31, 2011	MAR 31, 2013	MAR 31, 2014	MAR 31, 2015	MAR 31, 2016	MAR 31, 2017	MAR 31, 2018
Arizona Tax-Exempt	$ —	$ —	$ —	$ —	$53	$109	$ —
California Intermediate Tax-Exempt	—	—	—	—	—	850	—
High Yield Municipal	107	513	184	358	2,584	13,307	24,430

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2010, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$73	$ —	$ —	$3,265
California Intermediate Tax-Exempt	163	1	—	4,756
California Tax-Exempt	117	1	—	4,177
High Yield Municipal	636	5	—	(9,285)
Intermediate Tax-Exempt	936	6,779	3,336	24,502
Short-Intermediate Tax-Exempt	351	42	225	21,947
Tax-Exempt	698	1	4,739	36,011

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2010 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,481	$25	$ —
California Intermediate Tax-Exempt	7,358	30	—
California Tax-Exempt	6,052	96	—
High Yield Municipal	23,544	189	—
Intermediate Tax-Exempt	43,110	9,296	2,965
Short-Intermediate Tax-Exempt	17,540	—	239
Tax-Exempt	38,791	63	994

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,284	$29	$ —
California Intermediate Tax-Exempt	5,765	17	—
California Tax-Exempt	5,439	75	—
High Yield Municipal	18,281	48	—
Intermediate Tax-Exempt	31,135	19	—
Short-Intermediate Tax-Exempt	8,681	46	—
Tax-Exempt	31,776	—	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6 Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements.

As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service.

3. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, if applicable. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2010.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2010, the investment adviser voluntarily agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Short-Intermediate Tax-Exempt	0.50%	0.70%

	CONTRACTUAL RATE
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Tax-Exempt	0.55%	0.52%	0.50%	0.75%
High Yield Municipal	0.65%	0.61%	0.59%	0.85%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
Tax-Exempt	0.55%	0.52%	0.50%	0.75%

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment adviser has contractually agreed to reimburse certain expenses of the Funds. The contractual reimbursement arrangement is expected to continue until at least July 31, 2011. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the service organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2010.

6. RELATED PARTY TRANSACTIONS

Certain Funds currently invest uninvested cash in the Tax- Exempt Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, or in the California Municipal Money Market Fund (the “California Fund”), another investment portfolio of the Trust which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Arizona Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds currently invest uninvested cash in the Tax-Exempt Portfolio of Northern Institutional Funds and the California Intermediate Tax-Exempt and California Tax-Exempt Funds currently invest uninvested cash in the California Municipal Money Market Fund of the Northern Funds. Each Fund bears indirectly a proportionate share of the Portfolio’s or California Fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio or California Fund pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio or California Fund is 0.35 and 0.45 percent, respectively. However, pursuant to the exemptive order, Northern will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. The reimbursement is included in “Other income” on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$30,392	$ —	$17,312
California Intermediate Tax-Exempt	—	104,121	—	69,944
California Tax-Exempt	—	92,309	—	88,816
High Yield Municipal	—	126,017	—	21,627
Intermediate Tax-Exempt	—	1,041,743	—	810,757
Short-Intermediate Tax-Exempt	—	282,589	—	102,581
Tax-Exempt	—	712,532	—	640,979

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$7,432	$(83)	$7,349	$115,750
California Intermediate Tax-Exempt	14,658	(196)	14,462	287,139
California Tax-Exempt	10,178	(90)	10,088	143,603
High Yield Municipal	48,149	(14,909)	33,240	900,271
Intermediate Tax-Exempt	72,526	(1,510)	71,016	1,832,443
Short-Intermediate Tax-Exempt	40,290	(669)	39,621	1,418,377
Tax-Exempt	62,625	(1,189)	61,436	1,099,361
8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	2,364	$24,617	32	$335	(1,043)	$(10,520)	1,353	$14,432
California Intermediate Tax-Exempt	5,129	53,131	23	234	(3,068)	(31,596)	2,084	21,769
California Tax-Exempt	1,777	19,521	88	980	(2,351)	(25,671)	(486)	(5,170)
High Yield Municipal	22,790	187,943	127	1,054	(10,024)	(82,792)	12,893	106,205
Intermediate Tax-Exempt	34,170	356,992	372	3,915	(14,015)	(146,492)	20,527	214,415
Short-Intermediate Tax-Exempt	38,400	405,259	47	493	(25,860)	(272,385)	12,587	133,367
Tax-Exempt	13,827	147,243	296	3,175	(9,322)	(98,884)	4,801	51,534

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year ended March 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	3,656	$37,547	55	$564	(2,359)	$(24,249)	1,352	$13,862
California Intermediate Tax-Exempt	13,518	135,868	39	390	(6,583)	(66,221)	6,974	70,037
California Tax-Exempt	6,685	71,336	158	1,693	(5,647)	(60,163)	1,196	12,866
High Yield Municipal	70,622	555,158	192	1,516	(17,797)	(138,792)	53,017	417,882
Intermediate Tax-Exempt	70,827	728,589	1,774	18,323	(32,833)	(337,723)	39,768	409,189
Short-Intermediate Tax-Exempt	106,223	1,110,209	131	1,370	(51,799)	(541,530)	54,555	570,049
Tax-Exempt	43,298	451,437	647	6,789	(31,451)	(328,131)	12,494	130,095

9. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the Funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in the financial statements.

10. SUBSEQUENT EVENTS

At a meeting held on November 5, 2010, the Board of Trustees of the Northern Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the items noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2010 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Arizona Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.75%	$1,000.00	$1,060.60	$3.87
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

California Intermediate Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	*EXPENSES PAID 4/1/10 - 9/30/10
Actual	0.75%	$1,000.00	$1,059.60	$3.87
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

California Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	*EXPENSES PAID 4/1/10 - 9/30/10
Actual	0.75%	$1,000.00	$1,072.80	$3.90
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

High Yield Municipal

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	*EXPENSES PAID 4/1/10 - 9/30/10
Actual	0.85%	$1,000.00	$1,063.70	$4.40
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31	**

Intermediate Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	*EXPENSES PAID 4/1/10 - 9/30/10
Actual	0.74%	$1,000.00	$1,050.70	$3.80
Hypothetical	0.74%	$1,000.00	$1,021.36	$3.75	**

Short-Intermediate Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.70%	$1,000.00	$1,019.20	$3.54
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55	**

Tax Exempt

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2010	ENDING ACCOUNT VALUE 9/30/2010	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.75%	$1,000.00	$1,053.30	$3.86
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”) and review the investment performance and expenses of the investment funds covered by this report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 6-7, 2010 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year and in past years. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ diligent and expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as their commitment of resources to the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Funds; Northern’s contractual commitment to continue such expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund, and in some cases was reimbursing more expenses. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structures and cost allocation methodologies.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons showed that the

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

Funds’ expense ratios were below the objective median, although the advisory fees for each Fund were in the fourth quartile, versus its peers. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar strategies. With regard to these clients, the Trustees noted the differences in services provided by Northern, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by the sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may underperform during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years. For Funds subject to in-depth performance reviews, the Trustees placed more emphasis on recent (one-year) performance. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The performance comparisons showed that most of the Funds were either in the first or second quartile versus their respective peers for the three-year and five-year periods (or shorter period as applicable), except for the California Intermediate Tax-Exempt Fund and the High Yield Municipal Fund, which were in the third quartile, and the Short-Intermediate Tax-Exempt Fund, which was in the fourth quartile, for the one-year period. All of the Funds lagged their benchmarks for the three-year and five-year periods (or shorter periods as applicable), except the California Intermediate Tax-Exempt Fund which had outperformed its benchmark for the three-year period. The Trustees took into account, among other things, Northern’s generally more risk averse approach than other advisers — a strategy that was generally in line with the Funds’ investor base, which was primarily made up of Northern’s clients. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and operations to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds and had resulted in improved performance for certain of the Funds subject to more intensive review.

Based on the information received, the Trustees believed that the majority of the Funds were performing well under current market circumstances and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees believed that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency, and administration, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company.

*    *    *    *    *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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TAX-EXEMPT FIXED INCOME FUNDS

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND

15	MONEY MARKET FUND

20	MUNICIPAL MONEY MARKET FUND

44	U.S. GOVERNMENT MONEY MARKET FUND

48	U.S. GOVERNMENT SELECT MONEY MARKET FUND

52	ABBREVIATIONS AND OTHER INFORMATION

53	NOTES TO THE FINANCIAL STATEMENTS

58	FUND EXPENSES

59	APPROVAL OF ADVISORY AGREEMENT

64	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2010 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$668,146	$6,790,212	$6,257,943	$758,206	$3,432,102
Repurchase agreements, at cost which approximates fair value	–	787,344	–	680,159	–
Cash	42	27,922	80	–	–
Interest income receivable	291	6,412	3,768	2,779	3,931
Receivable for securities sold	425	–	13,219	–	–
Receivable for fund shares sold	–	–	310	32,000	–
Receivable from investment adviser	20	204	171	54	151
Prepaid and other assets	10	46	38	10	27
Total Assets	668,934	7,612,140	6,275,529	1,473,208	3,436,211
LIABILITIES:
Cash overdraft	–	–	–	32,302	–
Payable for securities purchased	–	219,550	300	4,139	148,801
Payable for fund shares redeemed	2	30,145	–	20	52
Distributions to shareholders	29	187	105	24	28
Payable to affiliates:
Investment advisory fees	29	305	263	59	136
Administration fees	12	122	105	23	54
Custody and accounting fees	3	25	22	5	12
Shareholder servicing fees	–	–	–	3	–
Transfer agent fees	12	122	105	23	55
Trustee fees	12	87	56	11	17
Accrued other liabilities	60	302	249	65	138
Total Liabilities	159	250,845	1,205	36,674	149,293
Net Assets	$668,775	$7,361,295	$6,274,324	$1,436,534	$3,286,918
ANALYSIS OF NET ASSETS:
Capital stock	$668,690	$7,370,130	$6,274,591	$1,436,533	$3,286,915
Accumulated undistributed net investment income (loss)	80	–	(267)	–	1
Accumulated undistributed net realized gain (loss)	5	(8,835)	–	1	2
Net Assets	$668,775	$7,361,295	$6,274,324	$1,436,534	$3,286,918
Shares Outstanding ($.0001 par value, unlimited authorization)	668,723	7,370,148	6,274,602	1,436,566	3,286,954
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$1,017	$13,022	$10,250	$1,886	$4,175
Total Investment Income	1,017	13,022	10,250	1,886	4,175
EXPENSES:
Investment advisory fees	1,488	13,353	10,978	2,442	6,106
Administration fees	566	5,086	4,183	930	2,325
Custody and accounting fees	101	806	652	171	374
Transfer agent fees	420	3,813	3,145	701	1,740
Registration fees	8	42	33	17	22
Printing fees	16	87	69	15	39
Professional fees	21	116	95	21	53
Shareholder servicing fees	–	–	–	4	–
Trustee fees	8	45	38	8	20
Other	12	57	46	13	25
Total Expenses	2,640	23,405	19,239	4,322	10,704
Less expenses waived by investment adviser	(1,060)	(7,379)	(6,448)	(1,845)	(5,030)
Less expenses reimbursed by administrator	(453)	(3,696)	(2,994)	(694)	(1,702)
Less custodian credits	(4)	(5)	(16)	(15)	(2)
Net Expenses	1,123	12,325	9,781	1,768	3,970
Net Investment Income (Loss)	(106)	697	469	118	205
NET REALIZED GAINS:
Net realized gains on:
Investments	5	264	–	1	2
Net Gains	5	264	–	1	2
Net Increase (Decrease) in Net Assets Resulting from Operations	$(101)	$961	$469	$119	$207

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2010

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income (loss)	$(106)	$(106)	$697	$4,448	$469	$7,386	$118	$177	$205	$391
Net realized gains (losses) on:
Investments	5	307	264	(11,336)	–	446	1	4	2	2
Capital Support Agreement	–	–	–	2,237	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation)on:
Investments	–	–	–	32,854	–	–	–	–	–	–
Capital Support Agreement	–	–	–	(22,585)	–	–	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(101)	201	961	5,618	469	7,832	119	181	207	393
CAPITAL SHARE TRANSACTIONS: (1)
Net decrease in net assets resulting from capital share transactions	(302,031)	(649,896)	(321,009)	(2,063,383)	(130,405)	(3,765,952)	(9,006)	(901,919)	(124,701)	(1,599,332)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(302,031)	(649,896)	(321,009)	(2,063,383)	(130,405)	(3,765,952)	(9,006)	(901,919)	(124,701)	(1,599,332)
DISTRIBUTIONS PAID:
From net investment income	(120)	(271)	(697)	(4,956)	(736)	(7,786)	(118)	(177)	(206)	(413)
Total Distributions Paid	(120)	(271)	(697)	(4,956)	(736)	(7,786)	(118)	(177)	(206)	(413)
Total Decrease in Net Assets	(302,252)	(649,966)	(320,745)	(2,062,721)	(130,672)	(3,765,906)	(9,005)	(901,915)	(124,700)	(1,599,352)
NET ASSETS:
Beginning of period	971,027	1,620,993	7,682,040	9,744,761	6,404,996	10,170,902	1,445,539	2,347,454	3,411,618	5,010,970
End of period	$668,775	$971,027	$7,361,295	$7,682,040	$6,274,324	$6,404,996	$1,436,534	$1,445,539	$3,286,918	$3,411,618
Accumulated Undistributed Net Investment Income (Loss)	$80	$306	$–	$–	$(267)	$–	$–	$–	$1	$2

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01		0.03	0.03	0.02
Net realized and unrealized gains (losses)	– (2)	–	(2)	–		–	–	–
Total from Investment Operations	–	–		0.01		0.03	0.03	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	–	(3)	(0.01)		(0.03)	(0.03)	(0.02)
Total Distributions Paid	–	–		(0.01)		(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.03%		1.11%		2.83%	3.06%	2.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$668,775	$971,027		$1,620,993		$1,604,086	$1,271,227	$1,022,844
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits	0.27%	0.34	%(6)	0.57	%(7)	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.63%	0.72%		0.71%		0.69%	0.69%	0.78%
Net investment income (loss), net of waivers, reimbursements and credits	0.00%	(0.01)%		1.08%		2.75%	2.97%	2.20%
Net investment income (loss), before waivers, reimbursements and credits	(0.36)%	(0.39)%		0.94%		2.61%	2.83%	1.97%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.03% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $360,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01		0.04	0.05	0.03
Net realized and unrealized gains (losses)	– (2)	–	(2)	–	(2)	– (2)	–	–
Total from Investment Operations	–	–		0.01		0.04	0.05	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	–	(3)	(0.01)		(0.04)	(0.05)	(0.03)
Total Distributions Paid	–	–		(0.01)		(0.04)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.05	%(5)	1.16	%(5)	4.42%	4.79%	3.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,361,295	$7,682,040		$9,744,761		$11,309,359	$11,169,215	$9,126,668
Ratio to average net assets of: (6)
Expenses, net of waivers, reimbursements and credits	0.32%	0.47	%(7)	0.57	%(8)	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.61%	0.70%		0.70%		0.68%	0.68%	0.78%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.05%		1.18%		4.32%	4.71%	3.26%
Net investment income (loss), before waivers, reimbursements and credits	(0.27)%	(0.18)%		1.05%		4.19%	4.58%	3.03%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 0.23% and 0.97% for the fiscal years ended March 31, 2010 and 2009, respectively.
(6)	Annualized for periods less than one year.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,976,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $2,325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01		0.03	0.03	0.02
Net realized and unrealized gains (losses)	– (2)	–	(2)	–		–	–	–
Total from Investment Operations	–	–		0.01		0.03	0.03	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	–	(3)	(0.01)		(0.03)	(0.03)	(0.02)
Total Distributions Paid	–	–		(0.01)		(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.08%		1.26%		2.93%	3.08%	2.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,274,324	$6,404,996		$10,170,902		$7,326,636	$5,871,075	$5,615,849
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits	0.31%	0.45	%(6)	0.57	%(7)	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.61%	0.70%		0.70%		0.68%	0.68%	0.78%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.09%		1.17%		2.84%	3.04%	2.24%
Net investment income (loss), before waivers, reimbursements and credits	(0.28)%	(0.16)%		1.04%		2.71%	2.91%	2.01%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $1,707,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007		YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01		0.04		0.05		0.03
Net realized and unrealized gains (losses)	– (2)	–	(2)	–		–		–		–
Total from Investment Operations	–	–		0.01		0.04		0.05		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	–	(3)	(0.01)		(0.04)		(0.05)		(0.03)
Total Distributions Paid	–	–		(0.01)		(0.04)		(0.05)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (4)	0.01%	0.01%		1.10%		4.24%		4.74%		3.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,436,534	$1,445,539		$2,347,454		$1,833,602		$822,919		$716,730
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits	0.25%	0.32	%(6)	0.56	%(7)(8)	0.55	%(7)	0.55	%(7)	0.55	%(7)
Expenses, before waivers, reimbursements and credits	0.62%	0.71%		0.71%		0.70%		0.70%		0.81%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.01%		1.03%		3.94%		4.65%		3.22%
Net investment income (loss), before waivers, reimbursements and credits	(0.35)%	(0.38)%		0.88%		3.79%		4.50%		2.96%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $125,000, $98,000, $73,000 and $60,000 which represents 0.01% of average net assets for the fiscal years ended March 31, 2009, 2008, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $383,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01		0.04	0.05	0.03
Net realized and unrealized gains (losses)	– (2)	–	(2)	–		–	–	–
Total from Investment Operations	–	–		0.01		0.04	0.05	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	–	(3)	(0.01)		(0.04)	(0.05)	(0.03)
Total Distributions Paid	–	–		(0.01)		(0.04)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.01%		0.99%		4.16%	4.66%	3.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,286,918	$3,411,618		$5,010,970		$2,374,557	$1,017,176	$1,133,339
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits	0.23%	0.31	%(6)	0.55	%(7)	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.62%	0.69%		0.70%		0.69%	0.69%	0.79%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%		0.73%		3.85%	4.56%	3.21%
Net investment income (loss), before waivers, reimbursements and credits	(0.38)%	(0.37)%		0.58%		3.71%	4.42%	2.97%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $635,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9%

California – 97.6%

ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance,

Series A, (Banco Santander S.A. LOC), 0.27%, 10/8/10	$10,940	$10,940

ABAG Financing Authority For Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments,

Series A, (FNMA Gtd.), 0.26%, 10/8/10	6,600	6,600

Affordable Housing Agency California Multifamily Revenue VRDB, Housing Westridge Hilltop,

Series A, (FNMA Insured), 0.26%, 10/8/10	4,720	4,720

Alameda-Contra Costa California Schools Financing Authority COPS VRDB, Capital Improvements Financing Projects,

Series J, (KBC Groep NV LOC), 0.25%, 10/8/10	3,850	3,850

Anaheim California Housing Authority Multifamily Housing Revenue Refunding VRDB, Heritage Village Apartments,

Series A, (FNMA LOC), 0.25%, 10/8/10	4,985	4,985

Burbank, California Redevelopment Agency Multifamily Revenue VRDB, Housing,

Series A (FHLB of San Francisco LOC), 0.22%, 10/8/10	4,660	4,660

California Educational Facilities Authority Revenue Bonds, University of Southern California,

Series A (United States Treasury Escrowed), 0.24%, 10/8/10 (1)	5,000	5,000

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare,

Series H, (Citibank N.A. LOC), 0.25%, 10/8/10	6,400	6,400

California Health Facilities Financing Authority Revenue VRDB, Kaiser Permanente,

Series C, 0.24%, 10/8/10	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Amern National Red Cross,

(U.S. Bank National Association LOC), 0.22%, 10/8/10	$5,000	$5,000

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,

(Comerica Bank LOC), 0.28%, 10/8/10	12,150	12,150

California Infrastructure & Economic Development Bank Revenue VRDB, SRI International,

(Wells Fargo Bank N.A. LOC), 0.25%, 10/8/10	7,400	7,400

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste,

Series A (Comerica Bank LOC), 0.35%, 10/8/10	3,140	3,140

California School Cash Reserve Program Authority,

Series E, 2.50%, 12/30/10	6,800	6,827

California State Department of Water Resources Power Supply Revenue VRDB,

Series C-7 (AGM Insured), 0.27%, 10/8/10	13,365	13,365

Subseries G-1, (Bank of Nova Scotia LOC), 0.23%, 10/8/10	1,500	1,500

Subseries G-3, (AGM Insured), 0.26%, 10/8/10	19,850	19,850

California State G.O. Bonds,

Series A (Bank of Montreal LOC), 0.30%, 10/1/10	11,900	11,900

Series C-4, (Citibank N.A. LOC), 0.25%, 10/8/10	21,850	21,850

California State VRDB,

Series A-Subseries A-3, (Bank of America N.A. LOC), 0.26%, 10/8/10	23,600	23,600

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB,

Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.37%, 10/8/10 (1)	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments,

Series A (FHLB of San Francisco LOC), 0.26%, 10/8/10	$4,000	$4,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Claremont Villas,

Series A (FHLB of San Francisco LOC), 0.26%, 10/8/10	4,900	4,900

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments,

Series A (FHLB of San Francisco LOC), 0.25%, 10/8/10	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments,

Series M (FHLB of San Francisco LOC), 0.26%, 10/8/10	10,290	10,290

California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project,

Series C, (FNMA Insured), 0.25%, 10/8/10	6,100	6,100

California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments,

Series A, (Citibank N.A. LOC), 0.28%, 10/8/10	3,300	3,300

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,

Series F, (FHLB of San Francisco LOC), 0.26%, 10/8/10	2,600	2,600

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.24%, 10/8/10	29,560	29,560

California Statewide Communities Development Authority Revenue VRDB,

Series L, 0.24%, 10/8/10	9,300	9,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities,

Series B (Banco Santander S.A. LOC), 0.27%, 10/8/10	$11,000	$11,000

California Statewide Communities Development Authority Revenue VRDB, Goodwill of Santa Cruz,

(Wells Fargo Bank N.A. LOC), 0.32%, 10/8/10	1,000	1,000

California Statewide Communities Development Authority Revenue VRDB, Livermore Valley Arts Center Trust Project,

(Bank of New York Mellon Corp. LOC), 0.24%, 10/8/10	5,000	5,000

California Statewide Communities Development Authority VRDB, Development at Robert Louis Stevenson,

(Fifth Third Financial Corp. LOC), 0.23%, 10/8/10	5,800	5,800

California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities,

(Bank of America N.A. LOC), 0.24%, 10/8/10	8,400	8,400

Castaic Lake Water Agency California Revenue COPS 1994 Refunding Project,

Series A, (Wells Fargo Bank N.A. LOC), 0.24%, 10/8/10	4,600	4,600

Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray,

Series A, (FNMA Gtd.), 0.25%, 10/8/10	8,230	8,230

Escondido California Community Development Multifamily Revenue Refunding VRDB, Housing Heritage Park Apartments,

Series A, (FNMA LOC), 0.25%, 10/8/10	4,250	4,250

Fremont California COPS VRDB, Capital Improvements Financing Project,

(Bank of Nova Scotia LOC), 0.25%, 10/8/10	8,800	8,800

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds,

Series A (AGM Insured), 0.31%, 10/8/10 (1)	10,105	10,105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

Grand Terrace California Community Redevelopment Agency Multifamily Housing Revenue Bonds, Mt. Vernon Villas,

(FNMA LOC), 0.25%, 10/8/10	$12,125	$12,125

Lemon Grove California Multifamily Revenue Refunding VRDB, Housing Hillside Terrace,

Series A, (FNMA Insured), 0.30%, 10/8/10	5,455	5,455

Livermore California Housing Authority Multifamily Revenue Refunding VRDB, Housing Richards Manor,

Series A, (FNMA LOC), 0.26%, 10/8/10	4,770	4,770

Livermore California Multifamily Revenue Refunding VRDB, Diablo Vista Apartments,

(FNMA LOC), 0.26%, 10/8/10	4,200	4,200

Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,

(FHLMC Gtd.), 0.25%, 10/8/10	6,100	6,100

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems,

Subseries A-3, 0.23%, 10/8/10	1,400	1,400

Subseries A-6, 0.23%, 10/8/10	1,300	1,300

Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback,

Series B, (FHLMC LOC), 0.27%, 10/8/10	8,140	8,140

Los Angeles California Wastewater System Revenue Refunding VRDB,

Subseries C, (Bank of Nova Scotia LOC), 0.24%, 10/8/10	17,560	17,560

Subseries G, (Bank of America N.A. LOC), 0.26%, 10/8/10	3,000	3,000

Los Angeles County California G.O. TRANS, 2.00%, 6/30/11	6,600	6,656

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior,

Series A1 0.24%, 10/8/10	$5,980	$5,980

Los Angeles, California Department of Water & Power Waterworks Revenue VRDB,

Subseries B-4 0.26%, 10/8/10	13,500	13,500

Los Angeles, California G.O. TRANS,

2.00%, 5/31/11	7,500	7,559

Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project,

(State Street Corporation LOC), 0.33%, 10/1/10	8,745	8,745

Metropolitan Water District Southern California Waterworks Revenue VRDB,

Series B-2, 0.28%, 10/8/10	4,325	4,325

Series C 0.27%, 10/8/10	16,600	16,600

Northern California Power Agency Revenue Refunding VRDB, Hydroelectric Project 1,

Series A, (Dexia Credit Local LOC), 0.29%, 10/8/10	11,500	11,500

Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments,

Series A, (FNMA LOC), 0.26%, 10/8/10	7,435	7,435

Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G,

Series 3, (FNMA LOC), 0.25%, 10/8/10	10,900	10,900

Rancho California Water District Financing Authority Revenue Refunding Bonds,

Series B, (UBS AG LOC), 0.22%, 10/8/10	3,500	3,500

Riverside County California Community Facilities District Refunding VRDB, Special Tax-No. 88-4,

(Comerica Bank LOC), 0.30%, 10/8/10	7,700	7,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

Riverside County California COPS Aces-Riverside County Public Facilities,

Series B, (State Street Corporation LOC), 0.25%, 10/8/10	$6,750	$6,750

Series C, (State Street Corporation LOC), 0.25%, 10/8/10	1,800	1,800

Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Tyler Springs Apartments,

Series C, (FNMA Gtd.), 0.27%, 10/8/10	7,300	7,300

Roseville California Electric System Revenue Refunding COPS VRDB,

Series A, (Dexia Credit Local LOC), 0.30%, 10/8/10	1,100	1,100

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford,

Series D, (FNMA Insured), 0.25%, 10/8/10	6,000	6,000

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Bent Tree Apartments,

Series A, (FNMA Gtd.), 0.25%, 10/8/10	6,900	6,900

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, River C,

Series C, (FNMA LOC), 0.25%, 10/8/10	6,400	6,400

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter,

Series C-2, (FHLMC Gtd.), 0.25%, 10/8/10	7,000	7,000

Sacramento County California Multifamily Housing Revenue Refunding VRDB, Woodbridge Apartments,

Series B, (FNMA Gtd.), 0.25%, 10/8/10	7,200	7,200

Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Sub Lien-Sanitation District,

Series E, (U.S. Bank National Association LOC), 0.22%, 10/8/10	9,700	9,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

Salinas California Economic Development Revenue VRDB, Monterey County Public Building,

Series A, (Bank of New York Mellon Corp. LOC), 0.22%, 10/8/10	$4,575	$4,575

San Bernardino County California Flood Control District Judgment Obligation Refunding VRDB,

(UBS AG LOC), 0.22%, 10/8/10	5,600	5,600

San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage,

Series A, (FHLB of San Francisco LOC), 0.26%, 10/8/10	7,264	7,264

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View,

Series A, (FNMA LOC), 0.26%, 10/8/10	7,110	7,110

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB,

Series A, 0.24%, 10/8/10	17,100	17,100

San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers,

Series A (FHLMC Insured), 0.25%, 10/8/10	9,200	9,200

San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments,

Series A, (FHLMC LOC), 0.25%, 10/8/10	7,750	7,750

San Leandro California Multifamily Revenue VRDB, Parkside,

Series A, (FNMA Collateralized), 0.27%, 10/8/10	8,700	8,700

Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project,

Series A, (Citibank N.A. LOC), 0.27%, 10/8/10	2,400	2,400

Tahoe Forest California Hospital District Revenue VRDB, Health Facilities,

(U.S. Bank National Association LOC), 0.33%, 10/1/10	1,620	1,620

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.9% continued

California – 97.6% continued

Torrance California Revenue VRDB, Torrance Memorial Medical Center,

Series B (Citibank N.A. LOC), 0.25%, 10/8/10	$8,600	$8,600

Upland California Apartment Development Revenue Refunding VRDB, Mountain Springs Issue A,

(FNMA Insured), 0.25%, 10/8/10	6,000	6,000

Westlands California Water District Revenue Refunding COPS,

Series A, (Dexia Credit Local LOC), 0.29%, 10/8/10	6,500	6,500
		652,991

Colorado – 0.8%

Colorado Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian School,

(FHLB of San Francisco LOC), 0.26%, 10/8/10	5,155	5,155

Puerto Rico – 1.5%

Puerto Rico Commonwealth Refunding VRDB, Public Improvements,

Series A-2, (AGM Insured), 0.29%, 10/8/10	10,000	10,000
Total Municipal Investments
(Cost $668,146)		668,146

Total Investments – 99.9%
(Cost $668,146) (2)		668,146
Other Assets less Liabilities – 0.1%		629
NET ASSETS – 100.0%		$668,775

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $668,146.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	9.3%
Air, Transportation, Water Services and Solid Waste Management	16.0
Electric Services	7.3
Executive, Legislative and General Government	20.2
Health Services and Residential Care	14.1
Urban and Community Development, Housing Programs and Social Services	27.4
All other sectors less than 5%	5.7

Total	100.0%

At September 30, 2010, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	3.3%
2 – 15 Days	93.6
61 – 97 Days	1.0
181 – 270 Days	1.1
271+ Days	1.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at fair value, as of September 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$ –	$668,146 (1)	$ –	$668,146

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.6%

Auto Receivables – 0.6%

Chrysler Financial Auto Securitization, Series 2010-A, Class A1,
0.57%, 10/11/11(1) (2)	$47,345	$47,345
Total Asset-Backed Securities
(Cost $47,345)		47,345

CERTIFICATES OF DEPOSIT – 30.3%

Non-U.S. Depository Institutions – 29.1%

Australia & New Zealand Bank, London,

0.41%, 10/1/10	65,000	65,000

Bank of Nova Scotia, Houston,

0.26%, 10/1/10, FRCD	70,095	70,095

0.37%, 10/1/10, FRCD	33,000	33,000

0.34%, 10/18/10	25,000	25,000

0.33%, 10/22/10	60,000	60,000

Bank of Tokyo Mitsubishi,

0.28%, 10/12/10	65,000	65,000

Barclays Bank PLC,

0.56%, 10/13/10, FRCD	60,000	60,000

Barclays Bank, New York,

0.26%, 10/12/10, FRCD	55,000	55,000

0.22%, 12/7/10, FRCD	25,000	25,000

BNP Paribas S.A., London Branch,

0.62%, 10/6/10	60,000	60,000

0.36%, 11/12/10	15,000	15,000

BNP Paribas, Chicago Branch,

0.31%, 12/10/10	10,000	10,000

BNP Paribas, New York Branch,

0.40%, 10/18/10	65,000	65,000

Commonwealth Bank of Australia,

0.25%, 10/27/10	70,000	70,000

0.28%, 12/1/10	25,000	25,000

Credit Agricole CIB, New York,

0.46%, 11/2/10	70,000	70,000

Credit Agricole S.A., London Branch,

0.45%, 11/5/10	85,000	85,000

0.30%, 12/1/10	60,000	60,000

0.32%, 1/4/11	20,000	20,000

Deutsche Bank, New York Branch,

0.28%, 10/19/10, FRCD	55,000	55,000

DNB Norway Bank A.S.A., New York Branch,

0.25%, 12/9/10	45,000	45,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 30.3% continued

Non-U.S. Depository Institutions – 29.1% continued

HSBC Bank PLC, London,

0.39%, 10/8/10	$75,000	$75,000

Lloyds Bank, New York,

0.51%, 10/22/10	15,000	15,002

National Australia Bank, London Branch,

0.40%, 10/12/10	40,000	40,000

0.31%, 12/10/10	14,620	14,621

0.36%, 2/9/11	20,000	20,000

National Australia Bank, New York,

0.29%, 10/23/10, FRCD	25,000	25,000

0.36%, 10/28/10, FRCD	40,000	40,000

Nordea Bank Finland, New York,

0.28%, 11/3/10	85,000	85,000

Rabobank Nederland N.V., New York Branch,

0.40%, 10/6/10	35,000	35,000

0.33%, 3/7/11	20,000	20,000

0.33%, 3/31/11	50,000	50,001

0.34%, 4/1/11	70,000	70,000

Rabobank Nederland N.V., New York,

0.26%, 10/12/10, FRCD	40,000	40,000

Royal Bank of Canada, New York Branch,

0.32%, 10/1/10, FRCD	50,000	50,000

0.45%, 10/1/10, FRCD	55,000	55,000

Royal Bank of Scotland, New York Branch,

0.60%, 10/1/10	42,000	42,000

0.50%, 10/12/10	60,000	60,000

Royal Bank of Scotland, Stamford CT Branch,

0.54%, 10/21/10	30,000	30,000

Societe Generale, New York Branch,

0.31%, 11/26/10	40,000	40,000

Svenska Handelsbanken, New York,

0.27%, 11/30/10	65,000	65,000

Toronto Dominion Bank,

0.32%, 2/16/11	33,710	33,710

Toronto Dominion Bank, New York,

0.26%, 10/12/10, FRCD	25,000	25,000

Westpac Banking Corp., New York,

0.28%, 10/1/10, FRCD	30,000	30,000

0.29%, 10/1/10, FRCD	60,000	60,000

0.31%, 10/1/10, FRCD	40,000	40,000

0.40%, 10/1/10, FRCD	40,000	40,000
		2,138,429

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 30.3% continued

U.S. Depository Institutions – 1.2%

Bank of America N.A.,

0.30%, 12/14/10	$60,000	$60,000

0.30%, 12/17/10	30,000	30,000
		90,000
Total Certificates of Deposit
(Cost $2,228,429)		2,228,429

COMMERCIAL PAPER – 22.0%

Foreign Agency and Regional Governments – 2.7%

Eksportfinans,

0.24%, 12/15/10	22,000	21,988

Societe De Prise Participation DeL’Etat,

0.44%, 10/6/10	35,000	34,998

0.32%, 3/24/11	40,000	39,938

0.32%, 3/29/11	100,000	99,841
		196,765

Multi-Seller Conduits – 17.1%

Amstel Funding Corp.,

0.36%, 10/7/10	30,000	29,998

0.37%, 10/15/10	35,000	34,995

0.36%, 11/1/10	22,535	22,528

Atlantic Asset Securitization Corp.,

0.29%, 11/18/10	21,930	21,922

Charta Corp.,

0.38%, 11/3/10	20,000	19,993

0.32%, 11/15/10	25,000	24,990

0.32%, 11/16/10	45,000	44,982

0.32%, 11/18/10	35,000	34,985

Clipper Receivables Corp.,

0.37%, 10/14/10	30,000	29,996

0.36%, 11/1/10	40,000	39,988

0.30%, 11/18/10	55,000	54,978

CRC Funding LLC,

0.26%, 10/21/10	11,235	11,233

Gemini Securitization,

0.25%, 10/4/10	35,000	34,999

0.25%, 10/13/10	11,185	11,184

0.26%, 10/18/10	14,125	14,123

Gotham Funding Corp.,

0.26%, 10/5/10	7,470	7,470

0.26%, 10/6/10	9,925	9,925

0.26%, 10/15/10	25,000	24,998

0.25%, 10/18/10	4,965	4,964

0.26%, 10/19/10	6,310	6,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 22.0% continued

Multi-Seller Conduits – 17.1% continued

0.26%, 10/25/10	$10,360	$10,358

Govco LLC,

0.49%, 10/18/10	55,000	54,988

0.43%, 10/22/10	25,000	24,994

0.51%, 10/25/10	15,000	14,995

0.38%, 10/27/10	25,000	24,993

LMA Americas LLC,

0.29%, 10/8/10	30,000	29,998

0.31%, 10/8/10	12,295	12,294

Ranger Funding Co. LLC,

0.29%, 10/5/10	14,935	14,935

0.28%, 10/15/10	9,065	9,064

0.28%, 10/19/10	11,075	11,074

0.25%, 10/20/10	27,090	27,086

0.28%, 10/20/10	36,829	36,824

0.25%, 10/22/10	30,000	29,996

0.27%, 10/26/10	21,430	21,426

0.27%, 10/27/10	12,645	12,643

Regency Markets, Inc.,

0.21%, 10/1/10	35,000	35,000

0.25%, 10/7/10	11,205	11,205

0.25%, 10/18/10	14,265	14,263

0.26%, 10/19/10	18,810	18,808

Sheffield Receivables Corp.,

0.26%, 10/18/10	15,000	14,998

0.37%, 10/21/10	30,000	29,994

0.25%, 10/28/10	9,090	9,088

0.27%, 11/17/10	30,000	29,989

0.30%, 1/4/11	50,000	49,960

Straight-A Funding LLC,

0.38%, 10/1/10	70,000	70,000

0.27%, 11/8/10	25,000	24,993

Tasman Funding, Inc.,

0.28%, 10/14/10 (1)	7,290	7,289

0.28%, 10/18/10 (1)	7,010	7,009

Thames Asset Global Securitization No. 1,

0.23%, 10/18/10	23,380	23,377

0.26%, 10/20/10	6,485	6,484

0.28%, 11/5/10	11,840	11,837

Victory Receivables Corp.,

0.25%, 10/14/10	14,035	14,034

0.26%, 10/18/10	15,645	15,643

0.25%, 10/19/10	17,485	17,483

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 22.0% continued

Multi-Seller Conduits – 17.1% continued

0.26%, 10/20/10	$21,390	$21,387

0.25%, 10/27/10	10,550	10,548
		1,263,617

Non-U.S. Depository Institutions – 2.2%

Lloyds Bank PLC,

0.43%, 10/29/10	40,000	39,987

0.44%, 10/29/10	80,000	79,973

Westpac Banking Corp.,

0.31%, 10/27/10	40,000	40,000
		159,960
Total Commercial Paper
(Cost $1,620,342)		1,620,342

CORPORATE NOTES/BONDS – 8.3%

Bank Holding Companies – 1.4%

Citigroup, Inc., FDIC Gtd.,

0.35%, 11/5/10, FRN (3)	100,000	100,000

Foreign Agency and Regional Governments – 0.4%

Eksportfinans,

0.33%, 8/26/11	14,600	14,600

5.13%, 10/26/11	5,025	5,269

KFW,

1.88%, 3/15/11	11,925	12,009
		31,878

General Merchandise Stores – 0.9%

Wal-Mart Stores,

5.48%, 6/1/11	67,000	69,124

Insurance Carriers – 0.6%

Berkshire Hathaway, Inc.,

0.39%, 11/10/10, FRN	45,000	45,000

Non-Depository Personal Credit – 0.2%

General Electric Capital Corp.,

0.62%, 10/21/10, FRN	15,767	15,770

Non-U.S. Depository Institutions – 0.4%

Westpac Banking Corp.,

0.30%, 10/4/10, FRN (1)	30,000	30,000

Supranational – 3.0%

European Investment Bank,

3.25%, 2/15/11	1,945	1,966

International Bank for Reconstruction and Development,

0.31%, 10/13/10, FRN	70,000	70,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 8.3% continued

Supranational – 3.0% continued

0.73%, 6/10/11	$100,000	$100,000

International Finance Corp.,

0.26%, 10/15/10, FRN	50,000	50,000
		221,966

U.S. Depository Institutions – 1.4%

JPMorgan Chase & Co., FDIC Gtd.,

0.66%, 10/1/10, FRN (3)	100,000	100,000
Total Corporate Notes/Bonds
(Cost $613,738)		613,738

EURODOLLAR TIME DEPOSITS – 10.8%

Non-U.S. Depository Institutions - 10.8%

BNP Paribas S.A., London Branch,

0.22%, 10/1/10	150,000	150,000

Citibank N.A., Bahamas Branch,

0.23%, 10/1/10	200,000	200,000

Credit Agricole S.A., London Branch,

0.23%, 10/1/10	125,000	125,000

Danske Bank, London Branch,

0.40%, 10/4/10	169,550	169,550

HSBC Bank PLC, London,

0.26%, 10/1/10	100,000	100,000

HSBC Bank PLC, Paris,

0.25%, 10/1/10	50,000	50,000
		794,550
Total Eurodollar Time Deposits
(Cost $794,550)		794,550

U.S. GOVERNMENT AGENCIES – 12.5% (4)

Federal Farm Credit Bank – 1.4%

FFCB FRN,

0.29%, 10/1/10	30,000	29,982

0.29%, 10/20/10	32,000	31,987

0.18%, 10/29/10	40,000	40,000
		101,969

Federal Home Loan Bank – 8.8%

FHLB Bonds,

0.50%, 11/10/10	5,000	5,000

0.50%, 5/5/11	40,000	40,000

0.40%, 9/26/11	35,000	35,000

0.43%, 10/7/11	20,000	20,000

0.45%, 10/7/11	40,000	40,000

0.45%, 10/11/11	25,000	25,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES –12.5% (4) continued

Federal Home Loan Bank – 8.8% continued

FHLB Callable Bonds,

0.40%, 12/28/10	$65,000	$65,000

0.60%, 5/10/11	55,000	55,000

FHLB Discount Note,

0.51%, 5/17/11	25,000	24,921

FHLB FRN,

0.22%, 10/1/10	20,000	19,997

0.25%, 10/1/10	135,000	134,986

0.30%, 10/1/10	55,000	55,000

0.17%, 10/12/10	25,000	24,991

0.16%, 10/31/10	50,000	49,985

0.38%, 11/7/10	50,000	49,978
		644,858

Federal Home Loan Mortgage Corporation – 1.6%

FHLMC Discount Note,

0.29%, 4/26/11	35,000	34,942

FHLMC FRN,

0.22%, 10/19/10	50,000	49,971

0.23%, 10/26/10	35,000	34,979
		119,892

Federal National Mortgage Association – 0.7%

FNMA Discount Note,

0.51%, 3/29/11	15,000	14,963

FNMA FRN,

0.28%, 10/23/10	35,000	34,987
		49,950
Total U.S. Government Agencies
(Cost $916,669)		916,669

U.S. GOVERNMENT OBLIGATIONS – 7.7%
U.S. Treasury Bills – 0.9%

0.43%, 12/16/10	40,000	39,964

0.45%, 4/7/11	30,000	29,931
		69,895

U.S. Treasury Notes – 6.8%

4.50%, 11/15/10	40,000	40,198

1.25%, 11/30/10	134,000	134,193

4.25%, 1/15/11	50,000	50,538

0.88%, 1/31/11	110,000	110,135

5.00%, 2/15/11	35,000	35,603

0.88%, 2/28/11	25,000	25,045

0.88%, 5/31/11	20,000	20,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 7.7% continued

U.S. Treasury Notes – 6.8% continued

4.88%, 5/31/11	$40,000	$41,177

1.00%, 8/31/11	17,000	17,102

1.00%, 10/31/11	25,000	25,191
		499,244
Total U.S. Government Obligations
(Cost $569,139)		569,139
Investments, at Amortized Cost
($6,790,212)		6,790,212

REPURCHASE AGREEMENTS – 10.7%

Joint Repurchase Agreements – 1.0%(5)

Bank of America Securities LLC, dated 9/30/10, repurchase price $16,733

0.18%, 10/1/10	16,733	16,733

Morgan Stanley & Co., Inc., dated 9/30/10, repurchase price $16,733

0.20%, 10/1/10	16,733	16,733

Societe Generale, New York Branch, dated 9/30/10, repurchase price $16,733

0.20%, 10/1/10	16,734	16,734

UBS Securities LLC, dated 9/30/10, repurchase price $25,100

0.22%, 10/1/10	25,100	25,100
		75,300

Repurchase Agreements – 9.7% (6)

Citigroup Global Markets, Inc., dated 9/30/10, repurchase price $62,045

0.30%, 10/1/10	62,044	62,044

Deutsche Bank Seurities, Inc., dated 9/30/10, repurchase price $305,002

0.28%, 10/1/10	305,000	305,000

JPMorgan Securities, Inc., dated 9/30/10, repurchase price $150,001

0.26%, 10/1/10	150,000	150,000

JPMorgan Securities, Inc., dated 9/30/10, repurchase price $195,002

0.40%, 10/1/10	195,000	195,000
		712,044
Total Repurchase Agreements
(Cost $787,344)		787,344
Total Investments – 102.9%
(Cost $7,577,556) (7)		7,577,556
Liabilities less Other Assets – (2.9)%		(216,261)
NET ASSETS – 100.0%		$7,361,295

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Restricted security has been deemed illiquid. At September 30, 2010, the value of this restricted illiquid security amounted to approximately $47,345,000 or 0.6% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Chrysler Financial Auto Securitization,

0.57%, 10/11/11	9/24/10	$47,345

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this pro- gram, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$30,162	2.00% – 6.25%	8/15/23 – 1/15/27
U.S. Treasury Notes	$46,119	0.88% – 2.75%	1/31/11 – 2/15/19

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$308,461	2.62% – 5.96%	8/1/25 – 4/1/38
FNMA	$213,045	2.63% – 11.00%	9/1/11 – 9/1/40
GNMA	$57,400	3.50% – 6.50%	7/15/22 – 7/20/40
U.S. Treasury Strips	$154,503	0.00% – 0.00%	5/15/17 – 8/15/18

(7)	The cost for federal income tax purposes was $7,577,556.

Percentages shown are based on Net Assets.

At September 30, 2010, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	31.1%
2 – 15 Days	13.7
16 – 30 Days	17.0
31 – 60 Days	12.5
61 – 97 Days	9.1
98 – 180 Days	6.9
181 – 270 Days	7.2
271+ Days	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at fair value, as of September 30, 2010.

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$ –	$7,577,556(1)	$ –	$7,577,556

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7%

Alabama – 0.3%

West Jefferson Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds, Alabama Power Co. Project,

0.29%, 10/8/10	$20,000	$20,000

Arizona – 1.2%

Arizona Board Regents Arizona State University Systems Revenue Refunding VRDB,

Series B (Lloyds Banking Group PLC LOC), 0.23%, 10/8/10	1,400	1,400

Arizona Health Facilities Authority Revenue VRDB, Banner Health,

Series B (Bank of Nova Scotia LOC), 0.27%, 10/8/10	885	885

Phoenix Arizona Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project,

(FNMA Gtd.), 0.28%, 10/8/10	6,400	6,400

Pima County Arizona Industrial Development Authority Multifamily Revenue Refunding VRDB, Housing Eastside Place Apartments,

(FNMA LOC), 0.28%, 10/8/10	6,790	6,790

Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue Salt River Project,

Series A 0.27%, 10/8/10 (1)	8,700	8,700

Sun Devil Energy Center LLC Arizona Revenue Refunding Bonds, Arizona State University Project,

(AGM Insured), 0.33%, 10/8/10	31,935	31,935

Tucson Arizona Industrial Development Authority VRDB, Housing Family Housing Resource Projects,

Series A (FNMA LOC), 0.27%, 10/8/10	16,820	16,820

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS –99.7% continued

Arizona – 1.2% continued

Yavapai County Arizona Industrial Development Authority Hospital Facilities Revenue Refunding VRDB, Yavapai Regional Medical Center,

Series A (UBS AG LOC), 0.27%, 10/8/10	$3,400	$3,400
		76,330

California – 3.4%

ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance,

Series A, (Banco Santander S.A. LOC), 0.27%, 10/8/10	10,490	10,490

California State Department of Water Resources Power Supply Revenue VRDB,

Series C-7 (AGM Insured), 0.27%, 10/8/10	8,720	8,720

California State G.O. Bonds,

Series A-3 (Bank of Montreal LOC), 0.30%, 10/1/10	15,200	15,200

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments,

Series A (FHLB of San Francisco LOC), 0.26%, 10/8/10	6,000	6,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments,

Series A (FHLB of San Francisco LOC), 0.25%, 10/8/10	5,000	5,000

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.24%, 10/8/10	8,100	8,100

California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities,

Series B (Banco Santander S.A. LOC), 0.27%, 10/8/10	11,600	11,600

California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital,

Series D (Wachovia Bank N.A. LOC), 0.28%, 10/1/10	36,680	36,680

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

California – 3.4% continued

California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program,

Series A (Citibank N.A. LOC), 0.25%, 10/8/10	$6,800	$6,800

California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities,

(Bank of America N.A. LOC), 0.24%, 10/8/10	2,800	2,800

East Bay California Municipal Utilities District Water Systems Revenue Refunding VRDB,

Series A-2 0.27%, 10/8/10	24,625	24,625

Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,

(FHLMC Gtd.), 0.25%, 10/8/10	3,100	3,100

Los Angeles County California Housing Authority Multifamily Housing Revenue VRDB, Sand Canyon Villas,

Series C (FHLMC LOC), 0.27%, 10/8/10	8,500	8,500

Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior,

Series A1 0.24%, 10/8/10	6,945	6,945

Los Angeles, California G.O. Bonds, TRANS,

2.00%, 4/21/11	25,000	25,193

Los Angeles, California TRANS,

2.00%, 5/31/11	5,600	5,644

Salinas California Economic Development Revenue VRDB, Monterey County Public Building,

Series A, (Bank of New York Mellon Corp. LOC), 0.22%, 10/8/10	13,000	13,000

San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers,

Series A (FHLMC Insured), 0.25%, 10/8/10	5,400	5,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

California – 3.4% continued

San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments,

Series A, (FHLMC LOC), 0.25%, 10/8/10	$6,300	$6,300
		210,097

Colorado – 3.2%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Rent Housing Hunters Run,

(FHLMC LOC), 0.26%, 10/8/10	9,830	9,830

Broomfield Colorado Urban Renewal Authority Tax Increment Revenue Event Center Project,

(BNP Paribas LOC), 0.27%, 10/8/10	10,400	10,400

Centerra Metropolitan District No. 1 Revenue Refunding VRDB,

(BBVA Compass LOC), 0.27%, 10/8/10	18,900	18,900

Colorado Educational & Cultural Facilities Authority Revenue Bear Creek School Project,

(US Bank National Association LOC), 0.27%, 10/8/10	680	680

Colorado Educational & Cultural Facilities Authority Revenue Concordia University Irvine Project,

(US Bank National Association LOC), 0.30%, 10/1/10	6,615	6,615

Colorado Educational & Cultural Facilities Authority Revenue Gaston Christian Schools,

(Banco Santander S.A. LOC), 0.30%, 10/8/10	9,395	9,395

Colorado Educational & Cultural Facilities Authority Revenue Immanuel Lutheran School Project,

(Bank of America N.A. LOC), 0.30%, 10/1/10	350	350

Colorado Educational & Cultural Facilities Authority Revenue Refunding Bonds, Nampa Christian Schools,

(US Bank National Association LOC), 0.25%, 10/8/10	4,685	4,685

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Colorado – 3.2% continued

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Capital Christian School,

(FHLB of San Francisco LOC), 0.26%, 10/8/10	$5,155	$5,155

Colorado Health Facilities Authority Revenue Frasier Meadows Manor Project,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	13,520	13,520

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement,

(Bank of America N.A. LOC), 0.27%, 10/8/10	11,450	11,450

Colorado Health Facilities Authority Revenue Senior Living Facilities Eaton Terrace,

Series A (US Bank National Association LOC), 0.32%, 10/8/10	3,265	3,265

Colorado Health Facilities Authority Revenue VRDB, Bethesda Adult Communities,

Series A (BBVA Compass LOC), 0.42%, 10/8/10	8,000	8,000

Colorado Housing & Finance Authority Single Family Mortgage,

Series A3 0.28%, 10/8/10	9,655	9,655

Colorado Springs Colorado Utilities Revenue VRDB, Systems-Improvement,

Series A 0.27%, 10/8/10	73,290	73,290

Lowry Economic Redevelopment Authority Colorado Revenue Refunding Bonds,

Series A (BBVA Compass LOC), 0.65%, 10/8/10	6,500	6,500

Steamboat Springs Colorado Redevelopment Authority Tax Increment Revenue Refunding Bonds, Improvement Base Area Redevelopment,

(US Bank National Association LOC), 0.26%, 10/8/10	8,750	8,750
		200,440

Connecticut – 0.9%

Connecticut State G.O. BANS,

2.00%, 5/19/11	47,000	47,458

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Connecticut - 0.9% continued

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School,

Series E (Bank of America N.A. LOC), 0.35%, 10/8/10	$5,755	$5,755
		53,213

District of Columbia – 0.6%

District Columbia Revenue VRDB, D.C. Preparatory Academy,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	5,120	5,120

District Columbia Revenue VRDB, Henry J Kaiser Foundation,

0.27%, 10/8/10	10,100	10,100

District Columbia Revenue VRDB, The Washington Home Inc.,

(Wachovia Bank N.A. LOC), 0.27%, 10/8/10	11,715	11,715

District Columbia Water & Sewer Authority Public Utility Revenue,

(AGM Insured), 0.27%, 10/8/10 (1)	11,590	11,590
		38,525

Florida – 8.8%

Alachua County Florida Health Facilities Authority Continuing Care VRDB, Oak Hammock University Florida Project,

Series A (Bank of Scotland PLC LOC), 0.34%, 10/1/10	7,500	7,500

Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project,

(Wachovia Bank N.A. LOC), 0.37%, 10/8/10	11,300	11,300

Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.27%, 10/8/10	6,600	6,600

Broward County Florida Revenue VRDB, Maimonides Shalom Academy,

(Comerica LOC), 0.28%, 10/8/10	9,840	9,840

Citizens Property Insurance Corp. Florida High Risk Senior Secured Notes,

Series A 2.00%, 4/21/11	40,000	40,157

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Florida – 8.8% continued

Florida Housing Finance Agency,

(FNMA Insured), 0.27%, 10/8/10	$8,500	$8,500

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Housing Charleston,

Series I-A (FHLMC Insured), 0.29%, 10/8/10	8,050	8,050

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Housing Island Club,

Series A (FHLMC Gtd.), 0.29%, 10/8/10	1,940	1,940

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Mortgage Monterey Lake,

Series C (FHLMC LOC), 0.28%, 10/8/10	5,815	5,815

Florida State Board of Education Public Education G.O. Bonds, Capital Outlay,

Series A 0.27%, 10/8/10 (1)	7,000	7,000

Halifax Hospital Medical Center Florida Hospital Revenue Refunding VRDB,

(Wachovia Bank N.A. LOC), 0.27%, 10/8/10	36,500	36,500

Highlands County Florida Health Facilities Authority Revenue Refunding VRDB,

(US Bank National Association LOC), 0.25%, 10/8/10	10,860	10,860

Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health,

Series A (AGM Insured), 0.30%, 10/8/10	4,200	4,200

Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/ Sunbelt,

Series A (Adventist Health System Sunbelt LOC), 0.25%, 10/8/10	9,700	9,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Florida – 8.8% continued

Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems,

Series B (Harris Bankcorp Inc. LOC), 0.24%, 10/8/10	$33,235	$33,235

Series E (Credit Agricole Corporate & Investment LOC), 0.26%, 10/8/10	23,575	23,575

Series I 0.25%, 10/8/10	10,000	10,000

Jacksonville Florida Transportation Revenue VRDB,

Series B (Wachovia Bank N.A. LOC), 0.27%, 10/8/10	55,000	55,000

Jea Florida Electric Systems Revenue VRDB,

Series Three D-2-B 0.26%, 10/8/10	27,120	27,120

Series Three-B-2 0.28%, 10/8/10	12,000	12,000

Jea Florida Water & Sewer Systems Revenue VRDB,

Sub-Series B-1 0.25%, 10/8/10	9,600	9,600

Lake County Florida Capital Improvement Revenue,

(Deutsche Bank AG LOC), 0.28%, 10/8/10 (1)	20,215	20,215

Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project,

Series A (Bank of America N.A. LOC), 0.27%, 10/8/10	16,525	16,525

Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center,

Series B (Wachovia Bank N.A. LOC), 0.27%, 10/8/10	5,355	5,355

Miami-Dade County Florida Health Facilities Authority Hospital Revenue Miami Children’s Hospital Project,

(Wachovia Bank N.A. LOC), 0.28%, 10/8/10	22,975	22,975

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional,

Series E (BB&T Corp. LOC), 0.28%, 10/8/10	4,500	4,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Florida – 8.8% continued

Orange County Florida Housing Finance Authority Multifamily Revenue Refunding Bonds, Housing Post Lake Apartments Project,

(FNMA Insured), 0.27%, 10/8/10	$28,000	$28,000

Orange County Florida Housing Finance Authority Multifamily Revenue Refunding VRDB, Housing Heather Glen,

Series E (FNMA Insured), 0.28%, 10/8/10	10,000	10,000

Orange County Florida School Board COPS VRDB,

Series B (AGM Insured), 0.28%, 10/8/10	60,400	60,400

Orlando & Orange County Expressway Authority Florida Expressway Revenue VRDB,

Series D (AGM Insured), 0.29%, 10/8/10	16,125	16,125

Orlando Florida Utilities Commission Utilities Systems Revenue VRDB,

0.30%, 10/8/10	7,000	7,000

Pembroke Pines Florida Charter School Revenue VRDB,

(AGM Insured), 0.27%, 10/8/10	10,000	10,000

Volusia County Florida Industrial Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.27%, 10/8/10	13,590	13,590
		553,177

Georgia – 1.5%

Clayton County Georgia Housing Authority Multifamily Housing Revenue Rivers Edge Development,

(FHLMC Gtd.), 0.27%, 10/8/10	6,000	6,000

Cobb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Bridge Project,

(FNMA Insured), 0.26%, 10/8/10	500	500

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project,

(FNMA Gtd.), 0.27%, 10/8/10	4,300	4,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Georgia – 1.5% continued

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project,

(FNMA Collateralized), 0.27%, 10/8/10	$14,900	$14,900

Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage Lenbrook Project,

Series C (Bank of Scotland PLC LOC), 0.25%, 10/8/10	9,000	9,000

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project,

(FNMA Gtd.), 0.27%, 10/8/10	7,360	7,360

Marietta Georgia Housing Authority Multifamily Revenue Refunding Bonds, Housing Wood Glen,

(FHLMC Insured), 0.33%, 10/8/10	6,000	6,000

Municipal Electric Authority Georgia VRDB, Project 1,

Subseries B (Dexia Credit Local LOC), 0.35%, 10/8/10	15,000	15,000

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Chambrel Roswell,

(FNMA Gtd.), 0.27%, 10/8/10	10,000	10,000

Smyrna Georgia Housing Authority Multifamily Housing Revenue F & M Villages Project,

(FNMA Gtd.), 0.26%, 10/8/10	3,400	3,400

Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Gardens Post Village Project,

(FNMA Gtd.), 0.26%, 10/8/10	11,200	11,200

Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Hills of Post Village Project,

(FNMA Gtd.), 0.26%, 10/8/10	4,400	4,400
		92,060

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Idaho – 0.3%

Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project,

Series A (Wells Fargo Bank N.A. LOC), 0.27%, 10/8/10	$8,000	$8,000

Series B (Harris Bankcorp Inc. LOC), 0.26%, 10/8/10	12,000	12,000
		20,000

Illinois – 10.4%

Chicago Illinois G.O. Bonds,

Series B-1 0.29%, 10/1/10	19,970	19,970

Chicago Illinois G.O. Refunding VRDB,

Series D (AGM Insured), 0.32%, 10/8/10	63,160	63,160

Series E 0.38%, 10/1/10	43,300	43,300

Series F 0.40%, 10/1/10	12,925	12,925

Series G 0.38%, 10/1/10	20,000	20,000

Chicago Illinois G.O. VRDB, Neighborhoods Alive,

Series 21-B-3 (Bank of America N.A. LOC), 0.31%, 10/1/10	13,800	13,800

Series 21-B-4 (Bank of New York Mellon Corp. LOC), 0.28%, 10/1/10	12,140	12,140

Chicago Illinois O’Hare International Airport Revenue VRDB,

Series B (Societe Generale LOC), 0.27%, 10/8/10	5,100	5,100

Chicago Illinois O’Hare International Airport Revenue VRDB, 3rd Lien,

(Dexia Credit Local LOC), 0.29%, 10/8/10	25,000	25,000

Chicago Illinois Water Revenue VRDB,

Sub-series 4-3 (State Street Corp. LOC), 0.31%, 10/8/10	3,205	3,205

Crestwood Illinois Revenue VRDB, Trinity Christian College,

(Fifth Third Financial Corp. LOC), 0.44%, 10/8/10	12,600	12,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Illinois – 10.4% continued

Illinois Development Finance Authority Industrial Development Revenue VRDB, Institution Gas Technology Project,

(Harris Bankcorp Inc. LOC), 0.29%, 10/8/10	$1,400	$1,400

Illinois Development Finance Authority Industrial Development Revenue VRDB, United Methodist Homes,

Series A (Harris Bankcorp Inc. LOC), 0.29%, 10/8/10	1,260	1,260

Illinois Development Finance Authority Revenue Bonds Carmel High School Project,

(Bank of America N.A. LOC), 0.36%, 10/8/10	6,200	6,200

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern,

Series B 0.27%, 10/1/10	14,000	14,000

Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services,

(Harris Bankcorp Inc. LOC), 0.29%, 10/8/10	2,755	2,755

Illinois Development Finance Authority Revenue VRDB, Learn Charter School Project,

(Harris Bankcorp Inc. LOC), 0.29%, 10/8/10	2,830	2,830

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project,

(Harris Bankcorp Inc. LOC), 0.31%, 10/8/10	9,000	9,000

Illinois Educational Facilities Authority Revenue Bonds Aurora University,

(Harris Bankcorp Inc. LOC), 0.28%, 10/8/10	12,200	12,200

Illinois Educational Facilities Authority Revenues University Chicago,

Series B-3 0.46%, 5/4/11	10,000	10,000

Illinois Educational Facilities Authority Student Housing Revenue IIT State,

Series A (Harris Bankcorp Inc. LOC), 0.31%, 10/8/10	19,195	19,195

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Illinois – 10.4% continued

Illinois Finance Authority Multifamily Revenue VRDB AMT, Housing Villagebrook Apartments Project,

(FHLMC LOC), 0.34%, 10/8/10	$5,200	$5,200

Illinois Finance Authority Pollution Control Revenue Refunding VRDB, Commonwealth Edison Co.,

(JPMorgan Chase Bank N.A. LOC), 0.28%, 10/8/10	8,305	8,305

Illinois Finance Authority Revenue All Saints Catholic,

Series A (Harris Bankcorp Inc. LOC), 0.28%, 10/8/10	10,000	10,000

Illinois Finance Authority Revenue Northwestern University,

Sub-Series B 0.32%, 3/1/11	14,900	14,900

Illinois Finance Authority Revenue Rest Haven Christian Service,

Series B (Banco Santander S.A. LOC), 0.30%, 10/8/10	2,200	2,200

Illinois Finance Authority Revenue Robert Morris College,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	9,140	9,140

Illinois Finance Authority Revenue VRDB, Benedictine University Project,

(US Bank National Association LOC), 0.26%, 10/8/10	5,900	5,900

Illinois Finance Authority Revenue VRDB, Community Action Partnership,

(Citibank N.A. LOC), 0.31%, 10/8/10	5,440	5,440

Illinois Finance Authority Revenue VRDB, Landing At Plymouth Place,

Series C (Bank of America N.A. LOC), 0.27%, 10/8/10	10,185	10,185

Illinois Finance Authority Revenue VRDB, Loyola University Health Systems,

Series B (Harris Bankcorp Inc. LOC), 0.25%, 10/8/10	5,000	5,000

Illinois Finance Authority Revenue VRDB, McKinley Foundation Project,

Series A (KeyBank LOC), 0.37%, 10/8/10	21,545	21,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Illinois – 10.4% continued

Illinois Finance Authority Revenue VRDB, Mercy Alliance Project,

(US Bank National Association LOC), 0.28%, 10/8/10	$7,675	$7,675

Illinois Finance Authority Revenue VRDB, The Clare at Water Project,

Series D (Bank of America N.A. LOC), 0.29%, 10/8/10	33,000	33,000

Illinois Finance Authority Revenue VRDB, WBEZ Alliance Inc. Project,

(Bank of America N.A. LOC), 0.30%, 10/8/10	21,750	21,750

Illinois Housing Development Authority Multifamily Housing Revenue VRDB, Alden Gardens Bloomingdale,

(Harris Bankcorp Inc. LOC), 0.32%, 10/8/10	7,025	7,025

Illinois State Toll Highway Authority Toll Highway Revenue Refunding VRDB, Senior Priority,

Series A-1 (AGM Look Through), 0.31%, 10/8/10	30,000	30,000

Series A-2 (AGM Look Through), 0.29%, 10/8/10	17,000	17,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Senior Priority,

Series A-1 0.27%, 10/8/10	21,500	21,500

Kane County Illinois Revenue Glenwood School For Boys,

(Harris Bankcorp Inc. LOC), 0.28%, 10/8/10	5,700	5,700

Lisle Illinois Multifamily Revenue Housing Ashley of Lisle Project,

(FHLMC LOC), 0.28%, 10/8/10	26,525	26,525

Oak Forest, Illinois Revenue Homewood Pool,

(Fifth Third Financial Corp. LOC), 0.44%, 10/8/10	40,000	40,000

Quad Cities Regional Economic Development Authority Illinois Revenue Augustana College,

(Harris Bankcorp Inc. LOC), 0.27%, 10/8/10	14,500	14,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Illinois – 10.4% continued

University Illinois University Revenues Refunding VRDB, UIC South Campus Development,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	$9,500	$9,500

University Illinois University Revenues VRDB, Auxiliary Facilities Systems,

0.27%, 10/8/10	8,025	8,025
		650,055

Indiana – 0.9%

Davies County Industrial Economic Development Revenue VRDB, Reform & Improvement Davies Community,

(KeyBank LOC), 0.42%, 10/8/10	9,970	9,970

Indiana Finance Authority Hospital Revenue Community Foundation Northwest Indiana,

(Harris Bankcorp Inc. LOC), 0.26%, 10/8/10	6,600	6,600

Indiana Health & Educational Facilities Finance Authority Revenue Refunding VRDB, Community Village Hartsfield,

Series A (Harris Bankcorp Inc. LOC), 0.26%, 10/8/10	6,730	6,730

Indiana Health & Educational Facilities Finance Authority Revenue VRDB, Clarian Health,

Series C (BB&T Corp. LOC), 0.27%, 10/8/10	7,900	7,900

Indiana Health Facilities Finance Authority Revenue VRDB, Senior Living-Greencroft Obligation,

(Bank of America N.A. LOC), 0.27%, 10/8/10	10,194	10,194

Indiana Municipal Power Agency Power Supply Systems Revenue Bonds,

Series A (Berkshire Hathaway Inc. Insured), 0.35%, 10/8/10 (1)	15,365	15,365

Terre Haute Indiana Economic Development Revenue 1st Financial Corp. Project,

(US Bank National Association LOC), 0.27%, 10/8/10	2,000	2,000
		58,759

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Iowa – 0.4%

Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project,

(US Bank National Association LOC), 0.27%, 10/8/10	$1,965	$1,965

Iowa Finance Authority Private College Revenue VRDB, Drake University Project,

(Wells Fargo Bank N.A. LOC), 0.33%, 10/1/10	1,300	1,300

Iowa Finance Authority Private College Revenue VRDB, Morningside College Project,

(US Bank National Association LOC), 0.33%, 10/1/10	3,200	3,200

Iowa Finance Authority Retirement Community Revenue VRDB, Edgewater A Wesley,

Series E (Banco Santander S.A. LOC), 0.30%, 10/8/10	11,955	11,955

Urbandale Iowa Industrial Development Revenue Aurora Bus Park,

0.27%, 10/8/10	9,100	9,100
		27,520

Kansas – 0.2%

Kansas State Development Finance Authority Hospital Revenue VRDB, Adventist Health-Sunbelt,

Series C (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	10,000	10,000

Kentucky – 1.1%

Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project,

(BB&T Corp. LOC), 0.26%, 10/8/10	13,900	13,900

Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB,

Series A (US Bank National Association LOC), 0.31%, 10/8/10	9,050	9,050

Henderson County Kentucky Revenue Refunding VRDB, Murray Calloway Hospital,

(BB&T Corp. LOC), 0.32%, 10/8/10	2,165	2,165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Kentucky – 1.1% continued

Kentucky Economic Development Finance Authority Education Center Revenue VRDB, Ashland Hospital Corp.,

Series A (BB&T Corp. LOC), 0.27%, 10/8/10	$1,900	$1,900

Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems,

Series B-4 (BB&T Corp. LOC), 0.26%, 10/8/10	24,000	24,000

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.27%, 10/8/10	4,015	4,015

Series B (KBC Groep NV LOC), 0.27%, 10/8/10	7,705	7,705

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB,

Series A (US Bank National Association LOC), 0.31%, 10/8/10	9,043	9,043
		71,778

Louisiana – 1.6%

East Baton Rouge Parish Louisiana Inc. Industrial Development Board Revenue VRDB, Exxonmobil Project,

Series A (Exxon Corp. Underlier), 0.24%, 10/1/10	60,100	60,100

Louisiana Public Facilities Authority Revenue VRDB, Commcare Corp Project,

Series B (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	14,860	14,860

Louisiana State G.O. Refunding VRDB,

Series A (BNP Paribas LOC), 0.24%, 10/8/10	22,200	22,200

Louisiana State Offshore Term Authority Deepwater Port Revenue Refunding Bonds,

Series B (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	5,700	5,700
		102,860

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Maine – 0.5%

Maine Health & Higher Educational Facilities Authority Revenue VRDB,

Series A (KBC Groep NV LOC), 0.33%, 10/8/10	$28,130	$28,130

Maryland – 2.6%

Anne Arundel County Maryland Revenue VRDB, Key School Facility,

(M&T Bank Corp. LOC), 0.30%, 10/8/10 (1)	9,095	9,095

Baltimore County Maryland Housing Revenue Refunding Bonds, Mortgage GNMA-Spring Hill,

(KBC Groep NV LOC), 0.28%, 10/8/10	10,020	10,020

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	3,970	3,970

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	4,760	4,760

Frederick County Maryland Retirement Community Revenue Buckinghams Choice,

Series C (BB&T Corp. LOC), 0.27%, 10/8/10	6,000	6,000

Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial Inc.,

(M&T Bank Corp. LOC), 0.30%, 10/8/10	2,860	2,860

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	5,785	5,785

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Adventist Healthcare,

Series B (M&T Bank Corp. LOC), 0.29%, 10/8/10	37,725	37,725

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care,

Series A (M&T Bank Corp. LOC), 0.29%, 10/8/10	11,970	11,970

Series B (M&T Bank Corp. LOC), 0.40%, 10/8/10	8,500	8,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Maryland – 2.6% continued

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare,

Series A (Bank of America N.A. LOC), 0.27%, 10/8/10	$13,400	$13,400

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital,

(BB&T Corp. LOC), 0.27%, 10/8/10	11,860	11,860

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill,

Series B (BB&T Corp. LOC), 0.27%, 10/8/10	3,900	3,900

Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village Inc. Project,

(M&T Bank Corp. LOC), 0.29%, 10/8/10	31,910	31,910
		161,755

Massachusetts – 4.1%

Massachusetts State Development Finance Agency Revenue Massachusetts Credit-Wilber School Apartment,

Series A (FHLB of Atlanta LOC), 0.27%, 10/8/10	6,000	6,000

Massachusetts State Development Finance Agency Revenue Seven Hills Foundation,

Series A (TD Banknorth Inc. LOC), 0.27%, 10/8/10	3,900	3,900

Massachusetts State Development Finance Agency Revenue VRDB, Abby Kelley Foster Public School,

(TD Banknorth Inc. LOC), 0.27%, 10/8/10	4,700	4,700

Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement,

Series A (Banco Santander S.A. LOC), 0.26%, 10/8/10	8,125	8,125

Massachusetts State Development Finance Agency Revenue VRDB, Groton School,

0.26%, 10/8/10	7,500	7,500

Massachusetts State Development Finance Agency Revenue VRDB, Linden Ponds Inc.,

Series B (Banco Santander S.A. LOC), 0.26%, 10/8/10	6,740	6,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Massachusetts – 4.1% continued

Massachusetts State Development Finance Agency Revenue VRDB, Northfield Mount Hermon,

(JPMorgan Chase Bank N.A. LOC), 0.26%, 10/8/10	$42,100	$42,100

Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy,

0.25%, 10/8/10	19,600	19,600

Massachusetts State Development Finance Agency Revenue VRDB, Seashore Point-Deaconess Inc.,

(Banco Santander S.A. LOC), 0.26%, 10/8/10	5,600	5,600

Massachusetts State Water Resource Authority Refunding VRDB,

Series A 0.29%, 10/8/10	70,800	70,800

Revere Massachusetts Housing Authority Multifamily Mortgage Revenue Refunding VRDB, Waters Edge Apartments Project,

Series C (AGM Insured), 0.33%, 10/8/10	23,990	23,990

University Massachusetts Building Authority Revenue Refunding VRDB, Senior-Community,

Series 4 0.25%, 10/8/10	58,835	58,835
		257,890

Michigan – 1.1%

Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Glacier Hills Inc. Project,

Series A (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	12,925	12,925

Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Glacier Hills Project,

Series B (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	4,855	4,855

Grand Rapids Michigan Economic Development Corp. Economic Development Revenue Refunding Bonds, Amway Hotel Corp.,

Series A (Bank of America N.A. LOC), 0.71%, 10/8/10	1,100	1,100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Michigan – 1.1% continued

Kentwood Michigan Economic Development VRDB, Ltd. Obligation-Holland Home,

Series B (Bank of America N.A. LOC), 0.27%, 10/8/10	$940	$940

Michigan Finance Authority State Aid Notes,

Series D-1 2.00%, 8/19/11	11,500	11,621

Series D-3 2.00%, 8/22/11	10,000	10,142

Michigan State Hospital Finance Authority Revenue Refunding VRDB, McLaren Health Care,

Series B (JPMorgan Chase Bank N.A. LOC), 0.25%, 10/8/10	7,500	7,500

Michigan State Strategic Fund Ltd. Obligations Revenue Lansing St. Vincent Home Project,

(Comerica Insured), 0.29%, 10/8/10	3,305	3,305

Michigan State Strategic Fund Ltd. Obligations Revenue Refunding VRDB, Consumers Energy Co.,

(Wells Fargo Bank N.A. LOC), 0.24%, 10/8/10	14,700	14,700

Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, YMCA Metropolitan Detroit Project,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	4,045	4,045
		71,133

Minnesota – 2.0%

Arden Hills Minnesota Housing & Health Care Facilities Revenue Refunding Bonds, Presbyterian Homes,

Series A (US Bank National Association LOC), 0.33%, 10/1/10	2,731	2,731

Austin Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue Refunding VRDB, Cedars Austin Project,

Series A (Bank of America N.A. LOC), 0.42%, 10/8/10	4,320	4,320

Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project,

Series A (Bank of America N.A. LOC), 0.28%, 10/8/10	15,650	15,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Minnesota – 2.0% continued

Delaware State Economic Development Authority Revenue VRDB, Peninsula United,

Series A (PNC Bancorp Inc. LOC), 0.27%, 10/1/10	$5,900	$5,900

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing,

Series A (FNMA Insured), 0.28%, 10/8/10	8,500	8,500

Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy,

(US Bank National Association LOC), 0.26%, 10/8/10	5,040	5,040

Minneapolis Minnesota Health Care Systems Revenue VRDB, Fairview Health Services,

Series C (Wells Fargo Bank N.A. LOC), 0.23%, 10/8/10	5,800	5,800

Series D (Wells Fargo Bank N.A. LOC), 0.24%, 10/8/10	2,300	2,300

Minneapolis Minnesota Revenue VRDB, People Serving People Project,

Series B (US Bank National Association LOC), 0.33%, 10/1/10	1,795	1,795

Minnesota Agriculture & Economic Development Board Revenue VRDB, YMCA Metropolitan Minneapolis Project,

(US Bank National Association LOC), 0.27%, 10/8/10	8,000	8,000

Minnesota Rural Water Finance Authority Public Projects Construction Notes,

Series A 0.65%, 4/15/11	5,000	5,000

Minnesota State G.O. Refunding Bonds,

(Clipper Tax-Exempt Trust), 0.30%, 10/8/10 (1)	25,900	25,900

Robbinsdale Minnesota Revenue Refunding VRDB, North Memorial,

Series A-1 (Wells Fargo Bank N.A. LOC), 0.27%, 10/8/10	12,000	12,000

Series A-2 (Wells Fargo Bank N.A. LOC), 0.33%, 10/1/10	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Minnesota – 2.0% continued

St. Paul Minnesota Housing & Redevelopment Authority Revenue Science Museum of Minnesota,

Series A (US Bank National Association LOC), 0.27%, 10/8/10	$14,900	$14,900
		122,836

Mississippi – 1.7%

Mississippi Business Finance Corp. Health Care Facilities Corp. VRDB, Rush Medical Foundation Project,

(US Bank National Association LOC), 0.28%, 10/8/10	14,000	14,000

Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA Inc. Project,

Series D 0.27%, 10/1/10	5,000	5,000

Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA Inc.,

Series D (Chevron Corp. Underlier), 0.25%, 10/8/10	10,000	10,000

Mississippi Business Finance Corp. Mississippi Revenue VRDB, Edgewater Retail Partners,

(BBVA Compass LOC), 0.65%, 10/8/10	17,000	17,000

Mississippi Business Finance Corp. Mississippi Revenue VRDB, Fondren Place Development Co.,

(FHLB of Dallas LOC), 0.27%, 10/8/10	10,825	10,825

Mississippi Development Bank Special Obligation Refunding VRDB, Magnolia Regional Health Project,

(FHLB of Atlanta LOC), 0.27%, 10/8/10	15,000	15,000

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Mississippi Health,

0.27%, 10/8/10	21,413	21,413

Perry County Mississippi Pollution Control Revenue Refunding Bonds, Leaf River Forest Production Project,

(Bank of America N.A. LOC), 0.30%, 10/8/10	13,000	13,000
		106,238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Missouri – 4.0%

Florissant Missouri Industrial Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,

(KBC Groep NV LOC), 0.27%, 10/8/10	$6,845	$6,845

Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments,

(FHLMC LOC), 0.27%, 10/8/10	8,000	8,000

Missouri Joint Municipal Electrical Utility Community Power Project Revenue Prairie State Project,

(Berkshire Hathaway Inc. Insured), 0.28%, 10/8/10 (1)	20,475	20,475

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Extension,

(Fifth Third Financial Corp. LOC), 0.40%, 10/1/10	27,910	27,910

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri,

Series A (Bank of America N.A. LOC), 0.30%, 10/1/10	17,750	17,750

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Saint Louis Priory School Project,

(US Bank National Association LOC), 0.30%, 10/8/10	3,160	3,160

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Children’s Mercy Hospital,

Series A (UBS AG LOC), 0.25%, 10/8/10	7,100	7,100

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Lutheran Senior Services,

(US Bank National Association LOC), 0.26%, 10/8/10	23,570	23,570

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Missouri – 4.0% continued

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Sisters Mercy Health,

Series D 0.23%, 10/8/10	$35,000	$35,000

Series F 0.24%, 10/8/10	25,000	25,000

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care,

Series C5 0.24%, 10/8/10	8,600	8,600

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project,

(US Bank National Association LOC), 0.26%, 10/8/10	13,650	13,650

Missouri State Public Utilities Community Revenue,

2.00%, 8/1/11	6,330	6,395

Platte County Missouri Industrial Development Authority Multifamily Revenue Refunding Bonds, Housing Wexford Place Project,

(FHLMC Gtd.), 0.28%, 10/8/10 (1)	7,455	7,455

St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Casalon Apartments Project,

(FNMA Gtd.), 0.27%, 10/8/10	6,170	6,170

St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Country Club Apartments Project,

(FNMA LOC), 0.27%, 10/8/10	19,000	19,000

St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Remington Apartments Project,

(FNMA Gtd.), 0.27%, 10/8/10	10,700	10,700

St. Louis County Missouri Industrial Development Authority Revenue Refunding VRDB, Friendship Village,

Series B (Bank of America N.A. LOC), 0.27%, 10/8/10	3,715	3,715
		250,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Montana – 0.1%

Forsyth Montana Pollution Control Revenue Refunding VRDB, Pacificorp Project,

(BNP Paribas LOC), 0.30%, 10/1/10	$6,190	$6,190

Nebraska – 0.6%

Nebraska Educational Finance Authority Revenue Refunding Bonds, Creighton University Projects,

(JPMorgan Chase Bank N.A. LOC), 0.30%, 10/1/10	10,000	10,000

Omaha Public Power District Nebraska Separate Electrical Revenue,

Series 2-A (Berkshire Hathaway Inc. Insured), 0.28%, 10/8/10 (1)	27,760	27,760
		37,760

Nevada – 1.3%

Carson City Nevada Hospital Revenue VRDB, Carson-Tahoe Hospital Project,

Series B (US Bank National Association LOC), 0.26%, 10/8/10	3,600	3,600

Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project,

Series A (Bank of New York Mellon Corp. LOC), 0.25%, 10/8/10	68,600	68,600

Las Vegas Valley Nevada Water District Water Improvement,

Series B 0.33%, 10/1/10	7,500	7,500

Series C 0.33%, 10/1/10	2,525	2,525
		82,225

New Hampshire – 1.2%

New Hampshire Health & Educational Facilities Authority Hospital Revenue VRDB, Catholic Medical Center,

Series B (FHLB of Boston LOC), 0.26%, 10/8/10	15,500	15,500

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Easter Seals New Hampshire,

Series A (FHLB of Boston LOC), 0.27%, 10/8/10	11,000	11,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

New Hampshire – 1.2% continued

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Kendal At Hanover,

Series B (FHLB of Boston LOC), 0.25%, 10/8/10	$3,305	$3,305

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Phillips

Exeter Academy, 0.25%, 10/8/10	25,000	25,000

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University,

(TD Banknorth Inc. LOC), 0.22%, 10/8/10	9,000	9,000

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School,

(Banco Santander S.A. LOC), 0.39%, 10/8/10	4,805	4,805

New Hampshire Higher Educational & Health Facilities Authority Revenue Riverwoods at Exeter,

Series B (Bank of America N.A. LOC), 0.25%, 10/8/10	8,250	8,250
		76,860

New Jersey – 1.3%

JPMorgan Chase Putters/Drivers Trust Various States,

Series 3808 0.30%, 10/1/10 (1)	65,000	65,000

New Jersey Economic Development Authority Economic Development Revenue Passaic Hebrew Institution,

(Banco Santander S.A. LOC), 0.26%, 10/8/10	5,150	5,150

New Jersey Economic Development Authority Economic Development Revenue VRDB, Frisch School Project,

(Banco Santander S.A. LOC), 0.26%, 10/8/10	2,500	2,500

New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project,

Series B (TD Banknorth Inc. LOC), 0.24%, 10/8/10	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

New Jersey – 1.3% continued

New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project,

Series B (TD Banknorth Inc. LOC), 0.24%, 10/8/10	$3,300	$3,300

New Jersey Health Care Facilities Financing Authority Revenue VRDB, RWJ Health Care Corp.,

(Toronto-Dominion Bank LOC), 0.22%, 10/8/10	2,300	2,300
		78,550

New Mexico – 1.5%

Farmington New Mexico Pollution Control Revenue Refunding Bonds, Arizona Public Service Co.,

Series B (Barclays PLC LOC), 0.28%, 10/1/10	7,700	7,700

Farmington New Mexico Pollution Control Revenue Refunding VRDB, Arizona Public Services,

Series A (Barclays PLC LOC), 0.29%, 10/1/10	5,600	5,600

New Mexico Municipal Energy Acquisition

Authority Gas Supply VRDB, 0.27%, 10/8/10	45,000	45,000

New Mexico State Hospital Equipment Loan Council Hospital Revenue VRDB, Presbyterian Healthcare,

Series B 0.23%, 10/8/10	17,700	17,700

Series C 0.26%, 10/8/10	20,800	20,800
		96,800

New York – 8.3%

Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project,

Series A (JPMorgan Chase Bank N.A. LOC), 0.26%, 10/8/10	18,400	18,400

Metropolitan Transit Authority,

(Royal Bank of Scotland NV LOC),

0.34%, 10/7/10	20,000	20,000

0.34%, 10/8/10	6,000	6,000

0.35%, 10/14/10	86,000	86,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

New York – 8.3% continued

Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB,

Series A (AGM Look Through), 0.31%, 10/8/10	$27,485	$27,485

Metropolitan Transportation Authority New York RANS,

2.00%, 12/31/10	25,000	25,100

Metropolitan Transportation Authority New York Revenue Refunding Bonds,

Series A (Berkshire Hathaway Inc. Insured), 0.28%, 10/8/10 (1)	29,680	29,680

Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project,

(M&T Bank Corp. LOC), 0.32%, 10/8/10	2,000	2,000

Monroe Security & Safety Systems Local Development New York Revenue VRDB,

(M&T Bank Corp. LOC), 0.27%, 10/8/10	50,000	50,000

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Congregation Darchei Torah,

(KeyBank LOC), 0.37%, 10/8/10	23,780	23,780

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center,

(M&T Bank Corp. LOC), 0.32%, 10/8/10	2,000	2,000

New York City New York Industrial Development Agency Civic Facility Revenue VRDB,

(KeyBank LOC), 0.37%, 10/8/10	5,100	5,100

New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center Project,

Series A (United States Treasury Escrowed), 0.50%, 1/18/11	100,000	100,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

New York – 8.3% continued

New York New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Related- Monterey,

Series A (FNMA Collateralized), 0.28%, 10/8/10	$5,200	$5,200

New York New York City Municipal Water Finance Authority Water & Sewer Systems Revenue 2nd General Resolution,

Series Aa-3 0.35%, 10/8/10	2,600	2,600

New York New York G.O. Bonds,

Series I 0.33%, 10/1/10	7,000	7,000

New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center,

Series B (HSBC USA N.A. LOC), 0.25%, 10/8/10	10,185	10,185

New York State Urban Development Corp. Revenue Personal Income Tax,

(United States Treasury Escrowed), 0.27%, 10/8/10 (1)	19,500	19,500

New York State Urban Development Corp. Revenue Various State Facilities,

Series A3A 0.33%, 10/8/10	9,200	9,200

New York, New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Elliott Chelsea Development,

Series A (Citibank N.A. LOC), 0.25%, 10/8/10	3,020	3,020

Oneida County New York Industrial Development Agency Revenue VRDB, Preswick Glen Civic Facility,

(Banco Santander S.A. LOC), 0.27%, 10/8/10	16,000	16,000

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project,

(M&T Bank Corp. LOC), 0.32%, 10/8/10	7,215	7,215

Triborough Bridge & Tunnel Authority New York Revenue VRDB,

Series C (JPMorgan Chase Bank N.A. LOC), 0.29%, 10/8/10	25,000	25,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

New York – 8.3% continued

Triborough Bridge & Tunnel Authority New York Revenues VRDB,

Series A 0.31%, 10/8/10	$4,420	$4,420

Utica New York Industrial Development Agency Civic Facility Revenue VRDB, Utica College Project,

Series A (Citizens Bank of Pennsylvania LOC), 0.39%, 10/8/10	1,800	1,800

Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing Inc.,

(M&T Bank Corp. LOC), 0.32%, 10/8/10	12,465	12,465
		519,150

North Carolina – 3.7%

Guilford County North Carolina G.O. VRDB,

Series B

0.25%, 10/8/10	4,600	4,600

0.26%, 10/8/10	5,200	5,200

Mecklenburg County North Carolina COPS VRDB,

0.27%, 10/8/10	17,940	17,940

Series A 0.57%, 10/8/10	37,715	37,715

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Campbell University,

(BB&T Corp. LOC), 0.27%, 10/8/10	5,800	5,800

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School,

(BB&T Corp. LOC), 0.27%, 10/8/10	6,100	6,100

North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project,

Series B (Wachovia Bank N.A. LOC), 0.27%, 10/8/10	14,200	14,200

North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University Project,

Series A (Citibank N.A. LOC) 0.27%, 10/8/10 (1)	12,000	12,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

North Carolina – 3.7% continued

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern,

Series B1 (BB&T Corp. LOC), 0.25%, 10/8/10	$4,900	$4,900

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed,

Series C (Wachovia Bank N.A. LOC), 0.27%, 10/8/10	15,650	15,650

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, 1st Mortgage Pennybyrn Project,

Series C (Bank of America N.A. LOC), 0.27%, 10/8/10	5,945	5,945

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group,

Series A 0.27%, 10/8/10	24,350	24,350

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Person Memorial Hospital,

(BB&T Corp. LOC), 0.27%, 10/8/10	8,910	8,910

North Carolina Medical Care Commission Hospital Revenue Aces-Pooled Equipment Financing Project,

(KBC Groep NV LOC), 0.26%, 10/8/10	8,100	8,100

Raleigh North Carolina COPS VRDB,

Series B 0.31%, 10/8/10	18,000	18,000

Raleigh North Carolina Enterprise System Revenue,

Series A 0.25%, 10/8/10 (1)	10,960	10,960

University of North Carolina Chapel Hill Revenue Refunding Bonds,

Series A 0.27%, 10/8/10 (1)	5,800	5,800

Wake County North Carolina G.O. VRDB,

Series A 0.31%, 10/8/10	15,950	15,950

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

North Carolina – 3.7% continued

Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB,

Series C 0.26%, 10/8/10	$11,205	$11,205
		233,325

Ohio – 2.6%

Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities, Summa Health Systems,

Series B (JPMorgan Chase Bank N.A. LOC), 0.25%, 10/8/10	12,255	12,255

American Municipal Power-Ohio Inc. VRDB, Combustion Turbine Project,

(KeyBank LOC), 0.35%, 10/8/10	9,305	9,305

Athens County Ohio Port Authority Housing Revenue University Housing for Ohio Inc. Project,

(Wachovia Bank N.A. LOC), 0.26%, 10/8/10	28,195	28,195

Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project,

(US Bank National Association LOC), 0.24%, 10/8/10	3,000	3,000

Cuyahoga County Ohio Health Care & Independent Living Facilities Revenue VRDB, Eliza Jennings Senior Care,

Series B (Banco Santander S.A. LOC), 0.30%, 10/8/10	21,660	21,660

Cuyahoga County Ohio Hospital Revenue VRDB, Improvement-Metrohealth Systems Project,

(PNC Bancorp Inc. LOC), 0.25%, 10/8/10	23,785	23,785

Franklin County Ohio Hospital Revenue Refunding Bonds, Facilities, Ohiohealth Corp.,

Series A 0.27%, 10/8/10	15,480	15,480

Lancaster Port Authority Ohio Gas Revenue VRDB,

0.27%, 10/8/10	29,000	29,000

Montgomery County Ohio Economic Development Revenue, The Dayton Art Institute,

(US Bank National Association LOC), 0.27%, 10/8/10	5,100	5,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Ohio – 2.6% continued

Ohio Housing Finance Agency Multifamily Revenue VRDB, Housing Chambrel at Montrose,

Series F (FNMA LOC), 0.27%, 10/8/10	$6,451	$6,451

Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living,

Series A (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	3,770	3,770

Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project,

(US Bank National Association LOC), 0.24%, 10/8/10	3,900	3,900
		161,901

Oklahoma – 0.1%

Oklahoma State Turnpike Authority Turnpike Revenue Refunding VRDB,

Series B 0.30%, 10/1/10	9,100	9,100

Oregon – 1.1%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Senior Living Facility, Mary’s Woods,

(Banco Santander S.A. LOC), 0.30%, 10/8/10	10,000	10,000

Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing,

Series A (FNMA LOC), 0.28%, 10/8/10	28,830	28,830

Oregon State G.O. TANS,

2.00%, 6/30/11	16,750	16,950

Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran,

Series A (US Bank National Association LOC), 0.31%, 10/8/10	2,300	2,300

Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project,

Series A (KeyBank LOC), 0.35%, 10/8/10	8,745	8,745

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Oregon – 1.1% continued

Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community,

(US Bank National Association LOC), 0.33%, 10/1/10	$4,000	$4,000
		70,825

Pennsylvania – 2.5%

Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, University Pittsburgh Medical Center,

Series C (PNC Bancorp Inc. LOC), 0.22%, 10/8/10	15,000	15,000

Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, First Energy,

Series A (Bank of Nova Scotia LOC), 0.25%, 10/8/10	13,525	13,525

Series B (Royal Bank of Scotland NV LOC), 0.26%, 10/8/10	10,000	10,000

Berks County Pennsylvania Municipal Authority Revenue VRDB, Phoebe-Devitt Homes Project,

Series A (Banco Santander S.A. LOC), 0.30%, 10/8/10	4,045	4,045

Berks County Pennsylvania Municipal Authority Revenue, Reading Hospital & Medical Center Project,

Series A-1 (Royal Bank of Canada LOC), 0.27%, 10/8/10 (1)	10,000	10,000

Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group,

(KBC Groep NV LOC), 0.27%, 10/8/10	15,990	15,990

Cumberland County Pennsylvania Municipal Authority Revenue VRDB, Asbury Pennsylvania Obligation Group,

(KBC Groep NV LOC), 0.27%, 10/8/10	4,235	4,235

Haverford Township Pennsylvania School District,

(TD Banknorth Inc. LOC), 0.27%, 10/8/10	8,000	8,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Pennsylvania – 2.5% continued

Horizon Hospital Systems Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior-St. Paul Homes Project,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	$7,585	$7,585

Lancaster Pennsylvania Industrial Development Authority Revenue VRDB, Mennonite Home Project,

(M&T Bank Corp. LOC), 0.35%, 10/8/10	3,000	3,000

Lower Merion Pennsylvania School District VRDB, Capital Project,

Series A (State Street Corp. LOC), 0.25%, 10/8/10	13,500	13,500

Series B (US Bank National Association LOC), 0.25%, 10/8/10	12,000	12,000

Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDB, Special Ltd. Obligation-Foxwood,

(Bank of America N.A. LOC), 0.26%, 10/8/10	4,300	4,300

Pennsylvania State Turnpike Community Turnpike Revenue Refunding Bonds,

Series A-2 0.29%, 10/8/10	18,800	18,800

Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project,

(M&T Bank Corp. LOC), 0.30%, 10/8/10 (1)	8,370	8,370

Westmoreland County Pennsylvania Industrial Development Authority Revenue VRDB, Retirement-Redstone,

Series C (Banco Santander S.A. LOC), 0.30%, 10/8/10	10,000	10,000
		158,350

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Puerto Rico – 0.3%

Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds,

Series V (BB&T Corp. LOC), 0.29%, 10/8/10 (1)	$20,820	$20,820

Rhode Island – 0.2%

Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue Refunding VRDB, Bryant University,

(TD Banknorth Inc. LOC), 0.27%, 10/8/10	12,170	12,170

South Carolina – 1.1%

Columbia, South Carolina Waterworks & Sewer Systems Revenue VRDB,

(US Bank National Association LOC), 0.26%, 10/1/10	7,000	7,000

Easley South Carolina Utilities Revenue Refunding VRDB, & Improvement- Combination,

(AGM Insured), 0.33%, 10/8/10	10,000	10,000

Piedmont Municipal Power Agency South Carolina Electric Revenue VRDB,

Series B (AGM Insured), 0.38%, 10/8/10	20,900	20,900

South Carolina Educational Facilities Authority For Private Non-profit Institutions VRDB, Coker College,

(Wachovia Bank N.A. LOC), 0.37%, 10/8/10	5,595	5,595

South Carolina Jobs Economic Development Authority Health Facilities Revenue VRDB, Carolina Village,

(BB&T Corp. LOC), 0.27%, 10/8/10	12,450	12,450

South Carolina Jobs Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital Inc.,

Series B (Wachovia Bank N.A. LOC), 0.28%, 10/8/10	9,000	9,000

South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments,

(FHLMC Gtd.), 0.26%, 10/8/10	5,000	5,000
		69,945

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Tennessee – 2.8%

Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement,

Series E-1-A (BB&T Corp. LOC), 0.27%, 10/8/10	$5,670	$5,670

Series E-5-B (BB&T Corp. LOC), 0.27%, 10/8/10	4,985	4,985

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,

(FNMA Insured), 0.27%, 10/8/10	1,150	1,150

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project,

(FHLMC Gtd.), 0.27%, 10/8/10	5,525	5,525

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker,

(FNMA Gtd.), 0.27%, 10/8/10	13,655	13,655

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement,

Series B-1 (BB&T Corp. LOC), 0.27%, 10/8/10	8,620	8,620

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing VRDB, Gateway Projects,

Series A-1 (FNMA Gtd.), 0.29%, 10/8/10	5,575	5,575

Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project,

(Bank of America N.A. LOC), 0.27%, 10/8/10	9,400	9,400

Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue Wellmont Health Systems Project,

(Bank of America N.A. LOC), 0.27%, 10/8/10	54,790	54,790

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Tennessee – 2.8% continued

Tennergy Corp Tennessee Gas Revenue VRDB,

Series B (BNP Paribas LOC), 0.29%, 10/8/10 (1)	$58,015	$58,015

Tennessee State Local Development Authority Revenue Student Loan Program, BANS,

Series E, 2.00%, 6/24/11	6,400	6,472
		173,857

Texas –10.1%

Austin Texas Water & Wastewater Systems Revenue Refunding VRDB,

(Dexia Credit Local LOC), 0.32%, 10/8/10	15,100	15,100

Bexar County Texas Revenue Venue Project,

(Clipper Tax-Exempt Trust Escrowed), 0.30%, 10/8/10 (1)	13,291	13,291

Capital Area Housing Finance Corp. Texas VRDB, Encino Pointe Apartments,

(Bank of America N.A. LOC), 0.27%, 10/8/10	15,700	15,700

Carroll Texas Independent School District G.O. Bonds, School Building,

(Texas Permanent School Fund Corp. Underlier), 0.26%, 10/8/10	16,000	16,000

Crawford Texas Education Facilities Corp. Revenue Prince of Peace Christian,

(Wachovia Bank N.A. LOC), 0.27%, 10/8/10	5,290	5,290

Crawford Texas Education Facilities Corp. Revenue Prince Peace Christian School,

(Wachovia Bank N.A. LOC), 0.27%, 10/8/10	4,785	4,785

Dallas Texas Waterworks & Sewer Systems Revenue Refunding Bonds,

(Clipper Tax-Exempt Trust), 0.32%, 10/8/10 (1)	20,000	20,000

Harris County Texas Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital Systems,

Series A-1 0.28%, 10/1/10	20,200	20,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Texas – 10.1% continued

Harris County Texas Hospital District Revenue Refunding VRDB,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	$14,000	$14,000

HFDC of Central Texas Inc. Retirement Facilities Revenue VRDB, Sears Caprock Corp. Project,

Series A (Banco Santander S.A. LOC), 0.30%, 10/8/10	3,245	3,245

Houston Texas Independent School District VRDB, Schoolhouse,

(Texas Permanent School Fund), 0.28%, 10/8/10	36,480	36,480

Houston Texas Utility Systems Revenue Bonds,

Series B-4 (Barclays PLC LOC), 0.28%, 11/4/10	8,300	8,300

Katy Texas Independent School District G.O. VRDB, Cash Building,

Series C (Texas Permanent School Fund), 0.27%, 10/8/10	49,100	49,100

Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries,

Series A (JPMorgan Chase Bank N.A. LOC), 0.30%, 10/8/10	10,300	10,300

Lubbock Texas Independent School District G.O. VRDB, School Building,

Series A (Texas Permanent School Fund), 0.28%, 10/8/10	7,750	7,750

Nueces County Texas Health Facilities Development Corp. Revenue Driscoll Children’s Foundation,

(JPMorgan Chase Bank N.A. LOC), 0.28%, 10/8/10	500	500

Plano Texas Health Facilities Development Corp. Revenue YMCA of Metropolitan Dallas Project,

(Bank of America N.A. LOC), 0.27%, 10/8/10	7,250	7,250

Port Arthur Texas Naval District Environmental Facilities Revenue VRDB, Motiva Enterprises Project,

Series A 0.31%, 10/1/10	5,000	5,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Texas – 10.1% continued

Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises,

Series B (Motiva Gtd.), 0.32%, 10/1/10	$27,500	$27,500

Series C (Motiva Gtd.), 0.32%, 10/1/10	13,200	13,200

Port Arthur Texas Navigation District Refunding Bonds, Texaco. Inc. Project,

(Chevron Corp. Gtd.), 0.31%, 10/1/10	5,000	5,000

Port Arthur, Texas Navy District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises,

Series C 0.32%, 10/1/10	2,300	2,300

Rockwall Texas Independent School District G.O. VRDB, School Building,

(Texas Permanent School Fund), 0.50%, 10/8/10	16,000	16,000

Tarrant County Texas Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources,

Series A 0.27%, 10/8/10	6,500	6,500

Series E 0.24%, 10/8/10	4,500	4,500

Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing Gateway Apartments,

(FNMA Gtd.), 0.27%, 10/8/10	8,145	8,145

Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue,

0.37%, 10/8/10 (1)	33,340	33,340

Texas St. Revenue Bonds, TANS,

2.00%, 8/31/11	100,000	101,495

Texas State G.O. Bonds, Transportation Community Mobility Fund,

0.27%, 10/8/10 (1)	60,990	60,990

Texas State G.O. Refunding Bonds, Veterans Housing Assistance Fund I,

0.24%, 10/8/10	5,000	5,000

Texas State G.O. VRDB, Veterans Housing Assistance Fund II,

0.26%, 10/8/10	20,810	20,810

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Texas – 10.1% continued

Texas State Transportation Commission Revenue VRDB, First Tier,

Series B 0.30%, 10/8/10	$33,200	$33,200

Texas State Turnpike Authority Central Texas Turnpike System Revenue Bonds,

Series A (Berkshire Hathaway Inc. Insured), 0.29%, 10/8/10 (1)	15,840	15,840

Texas Water Development Board Revenue Refunding VRDB, State Revolving Sub Lien,

Series A 0.30%, 10/1/10	10,614	10,614

Trinity Texas Higher Educational Facilities Corp. Revenue VRDB, Houston-Tillotson University Project,

Series A (FHLB LOC), 0.27%, 10/8/10	4,900	4,900

Tyler Texas Independent School District G.O. VRDB, School Building,

Series A (Texas Permanent School Fund), 0.50%, 10/8/10	9,300	9,300
		630,925

Utah – 0.4%

Emery County Utah Pollution Control Revenue PacifiCorp,

(Wells Fargo Bank N.A. LOC), 0.28%, 10/8/10	10,000	10,000

Intermountain Power Agency Utah Power Supply Revenue Refunding,

Series A (AGM Insured), 0.29%, 10/8/10(1)	8,360	8,360

Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association,

(Wells Fargo Bank N.A. LOC), 0.27%, 10/8/10	3,380	3,380

Utah Housing Corp. Single Family Mortgage Revenue Refunding VRDB,

Series A-Class I 0.28%, 10/8/10	5,700	5,700
		27,440

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Vermont – 0.1%

Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project,

Series A 0.22%, 10/8/10	$5,000	$5,000

Virginia – 1.3%

Charlottesville Virginia Industrial Development Authority Educational Facilities Revenue University of Virginia Foundation Projects,

Series A (Wachovia Bank N.A. LOC), 0.27%, 10/8/10	10,375	10,375

Fairfax County Virginia Economic Development Authority Educational Facilities Revenue VRDB, Madeira School,

(Bank of America N.A. LOC), 0.29%, 10/8/10	18,965	18,965

Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project,

(Bank of America N.A. LOC), 0.30%, 10/8/10	9,950	9,950

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,

(FHLMC Insured), 0.27%, 10/8/10	12,510	12,510

Harrisonburg Virginia Industrial Development Authority Revenue Refunding Bonds, Virginia Mennonite Retirement,

Series B (Banco Santander S.A. LOC), 0.30%, 10/8/10	13,250	13,250

Lynchburg Virginia Industrial Development Authority Revenue Refunding VRDB, Hospital Centra Health,

Series D (FHLB of Atlanta LOC), 0.26%, 10/8/10	7,600	7,600

Series E (FHLB of Atlanta LOC), 0.26%, 10/8/10	7,200	7,200

Prince William County Virginia COPS VRDB, Prince William County Facilities,

Series B (Wachovia Bank N.A. LOC), 0.26%, 10/8/10	1,375	1,375
		81,225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Washington – 2.4%

Bremerton Washington Revenue Kitsap Regional Conference,

(Bank of America N.A. LOC), 0.50%, 10/8/10	$2,270	$2,270

Everett Washington Public Facilities District Project Revenue VRDB,

0.57%, 10/1/10	1,400	1,400

Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing,

(FHLMC Gtd.), 0.27%, 10/8/10	4,500	4,500

Washington St. G.O.,

Series B 0.27%, 10/8/10 (1)	20,600	20,600

Washington State G.O. Refunding Bonds,

Series A (Clipper Tax-Exempt Trust), 0.32%, 10/8/10 (1)	14,740	14,740

Washington State Health Care Facilities Authority Revenue VRDB, Association Community Migrant Health,

(US Bank National Association LOC), 0.29%, 10/8/10	1,900	1,900

Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems,

Series A (Wells Fargo Bank N.A. LOC), 0.27%, 10/8/10	2,400	2,400

Washington State Higher Education Facilities Authority Revenue VRDB, Cornish College Arts Project,

Series A (Bank of America N.A. LOC), 0.33%, 10/8/10	2,100	2,100

Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Living Care Center Project,

(Wells Fargo Bank N.A. LOC), 0.26%, 10/8/10	7,655	7,655

Washington State Housing Finance Commission Nonprofit Revenue VRDB, District Council No. 5,

(Wells Fargo Bank N.A. LOC), 0.37%, 10/8/10	3,160	3,160

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Skyline At First Hill Project,

Series C (Bank of America N.A. LOC), 0.27%, 10/8/10	28,990	28,990

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Washington – 2.4% continued

Washington State Housing Finance Commission Nonprofit Revenue VRDB, St. Thomas School Project,

Series B (Bank of America N.A. LOC), 0.27%, 10/8/10	$4,900	$4,900

Washington State Housing Finance Commission Nonprofit Revenue VRDB, University Prep Academy Project,

(Bank of America N.A. LOC), 0.50%, 10/8/10	3,600	3,600

Wisconsin State G.O. Bonds TRANS,

2.00%, 6/15/11	50,000	50,529
		148,744

West Virginia – 0.2%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project,

(JPMorgan Chase Bank N.A. LOC), 0.57%, 10/8/10	2,890	2,890

Monongalia County West Virginia Building Commission Hospital Revenue Refunding Bonds, Monongalia Elder Services Inc.,

Series C (JPMorgan Chase Bank N.A. LOC), 0.29%, 10/8/10	12,205	12,205
		15,095

Wisconsin – 2.9%

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University Wisconsin-Kenilworth Project,

(US Bank National Association LOC), 0.27%, 10/8/10	12,705	12,705

Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo Inc.,

Series B (US Bank National Association LOC), 0.25%, 10/8/10	3,600	3,600

Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care,

Series C (US Bank National Association LOC), 0.31%, 10/1/10	39,300	39,300

Wisconsin State G.O. Refunding Bonds,

Series 1 (Clipper Tax-Exempt Trust), 0.32%, 10/8/10 (1)	25,000	25,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Wisconsin – 2.9% continued

Wisconsin State Health & Educational Facilities Authority Revenue Mequon Jewish Project,

(JPMorgan Chase Bank N.A. LOC), 0.40%, 10/8/10	$5,960	$5,960

Wisconsin State Health & Educational Facilities Authority Revenue Mercy Alliance Inc.,

(US Bank National Association LOC), 0.25%, 10/8/10	4,000	4,000

Wisconsin State Health & Educational Facilities Authority Revenue Newcastle Place Inc.,

Series B (Bank of America N.A. LOC), 0.27%, 10/8/10	12,460	12,460

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc.,

Series A (KBC Groep NV LOC), 0.29%, 10/8/10	600	600

Series B (US Bank National Association LOC), 0.29%, 10/8/10	6,490	6,490

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health,

Series A (US Bank National Association LOC), 0.25%, 10/8/10	15,000	15,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital Inc.,

Series B (US Bank National Association LOC), 0.33%, 10/1/10	3,800	3,800

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Riverview Hospital Association,

(US Bank National Association LOC), 0.33%, 10/1/10	5,145	5,145

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging,

(Wells Fargo Bank N.A. LOC), 0.27%, 10/8/10	5,950	5,950

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital Inc.,

(JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/10	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.7% continued

Wisconsin – 2.9% continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, WHA Capital Access-Meriter,

Series A (KBC Groep NV LOC), 0.33%, 10/1/10	$6,895	$6,895

Wisconsin State Transportation Revenue Refunding Bonds,

Series I (Clipper Tax-Exempt Trust), 0.32%, 10/8/10 (1)	21,745	21,745
		183,650

Wyoming – 0.4%

Platte County Pollution Control Revenue Tri-State Generation & Transmission,

Series A (National Rural Utilities Cooperative Finance Gtd.), 0.50%, 10/1/10	24,400	24,400

Municipal States Pooled Securities – 2.4%

BB&T Municipal Trust Various States,

Series 1007 (BB&T Corp. LOC), 0.33%, 10/8/10 (1)	8,700	8,700

Series 1017 (BB&T Corp. LOC), 0.33%, 10/8/10 (1)	32,535	32,535

Series 1019 (BB&T Corp. LOC), 0.33%, 10/8/10 (1)	20,660	20,660

Series 1035 (BB&T Corp. LOC), 0.33%, 10/8/10 (1)	16,260	16,260

Series 5001 (Rabobank Nederland NV LOC), 0.41%, 10/8/10 (1)	26,900	26,900

Series 5002 (Rabobank Nederland NV LOC), 0.58%, 10/8/10 (1)	45,290	45,290
		150,345
Total Municipal Investments
(Cost $6,257,943)		6,257,943
Total Investments – 99.7%
(Cost $6,257,943) (2)		6,257,943
Other Assets less Liabilities – 0.3%		16,381
NET ASSETS – 100.0%		$6,274,324

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $6,257,943.

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	10.6%
Educational Services	11.1
Electric Services, Gas and Combined Utilities	7.3
Executive, Legislative and General Government	23.6
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	12.8
Health Services and Residential Care	14.1
Urban and Community Development, Housing Programs and Social Services	10.7
All other sectors less than 5%	9.8

Total	100.0%

At September 30, 2010, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	12.8%
2 – 15 Days	79.6
31 – 60 Days	0.1
61 – 97 Days	0.4
98 – 180 Days	1.8
181 – 270 Days	3.0
271+ Days	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuatuions based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at fair value, as of September 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$ –	$6,257,943	(1)	$ –	$6,257,943

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 48.7% (1)

Federal Farm Credit Bank – 12.9%

FFCB Bonds,

5.15%, 12/6/10	$2,000	$2,018

0.60%, 12/8/10	1,000	1,001

1.20%, 7/13/11	2,500	2,517

5.38%, 7/18/11	1,000	1,040

FFCB Discount Notes,

0.28%, 12/6/10	5,000	4,997

0.28%, 12/7/10	5,000	4,997

0.21%, 12/29/10	5,000	4,997

0.22%, 3/10/11	5,000	4,995

0.22%, 3/11/11	5,000	4,995

0.28%, 5/17/11	5,000	4,991

0.30%, 6/10/11	5,000	4,989

0.44%, 7/8/11	5,000	4,983

0.42%, 7/14/11	5,000	4,984

0.27%, 8/5/11	5,000	4,988

0.28%, 8/10/11	5,000	4,988

0.32%, 8/12/11	3,000	2,992

0.30%, 9/13/11	3,000	2,991

FFCB FRN,

0.27%, 10/1/10	5,000	5,000

0.29%, 10/1/10	5,000	4,999

0.33%, 10/1/10	3,475	3,478

0.65%, 10/1/10	3,000	3,000

0.26%, 10/2/10	7,500	7,500

0.51%, 10/4/10	6,160	6,162

0.61%, 10/4/10	2,600	2,603

0.16%, 10/7/10	5,000	5,000

0.19%, 10/9/10	5,000	5,000

0.61%, 10/9/10	7,300	7,306

0.56%, 10/15/10	18,000	18,000

0.35%, 10/18/10	5,000	5,005

0.19%, 10/19/10	5,000	5,000

0.28%, 10/20/10	9,725	9,726

0.50%, 10/20/10	22,400	22,404

0.26%, 10/27/10	5,000	5,000

0.19%, 12/15/10	2,300	2,300
		184,946

Federal Home Loan Bank – 13.2%

FHLB Bonds,

1.25%, 10/8/10	1,000	1,000

1.25%, 10/14/10	1,000	1,000

0.42%, 10/15/10	1,500	1,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 48.7% (1) continued

Federal Home Loan Bank – 13.2% continued

0.50%, 10/15/10	$1,280	$1,280

0.50%, 10/18/10	4,150	4,150

3.38%, 10/20/10	3,000	3,005

4.38%, 10/22/10	1,655	1,659

0.38%, 10/26/10	1,000	1,000

0.45%, 10/28/10	1,175	1,175

0.50%, 10/29/10	5,310	5,312

0.38%, 11/4/10	2,060	2,060

1.20%, 11/4/10	2,000	2,002

0.38%, 11/5/10	1,000	1,000

0.28%, 11/10/10	1,000	1,000

3.02%, 11/12/10	1,000	1,003

1.05%, 11/15/10	2,200	2,202

6.63%, 11/15/10	1,000	1,008

0.28%, 11/17/10	1,065	1,065

0.50%, 11/23/10	3,050	3,051

0.50%, 11/24/10	1,300	1,301

0.30%, 11/26/10	7,000	7,000

3.00%, 12/10/10	2,000	2,010

3.25%, 12/10/10	6,610	6,648

4.75%, 12/10/10	1,000	1,008

0.38%, 12/14/10	7,450	7,451

3.63%, 12/17/10	3,000	3,021

0.57%, 12/29/10	1,425	1,426

0.75%, 1/18/11	1,710	1,713

1.00%, 2/7/11	2,505	2,511

4.00%, 2/15/11	1,000	1,014

4.63%, 2/18/11	3,225	3,278

2.63%, 3/11/11	5,000	5,053

4.88%, 3/11/11	1,695	1,729

1.63%, 3/16/11	5,250	5,282

0.80%, 5/6/11	1,000	1,003

2.63%, 5/20/11	2,755	2,797

0.58%, 6/3/11	5,000	5,000

1.13%, 6/3/11	1,750	1,759

3.13%, 6/10/11	3,195	3,258

4.25%, 6/10/11	2,500	2,568

5.25%, 6/10/11	3,275	3,388

3.38%, 6/24/11	3,260	3,334

3.63%, 7/1/11	2,300	2,358

0.76%, 7/19/11	2,135	2,143

1.63%, 7/27/11	2,135	2,159

0.45%, 7/28/11	2,000	2,002

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 48.7% (1) continued

Federal Home Loan Bank – 13.2% continued

FHLB Callable Bond,

0.45%, 12/29/10	$2,500	$2,501

FHLB Discount Notes,

0.22%, 11/12/10	1,100	1,100

0.32%, 12/1/10	4,500	4,498

0.27%, 12/27/10	1,000	999

0.28%, 5/27/11	2,000	1,996

0.28%, 6/3/11	1,000	998

FHLB FRN,

0.22%, 10/1/10	2,000	1,999

0.24%, 10/1/10	19,050	19,044

0.39%, 10/1/10	1,500	1,500

0.59%, 10/1/10	10,000	10,000

0.69%, 10/1/10	8,000	8,001

0.48%, 10/8/10	1,000	1,000

0.17%, 10/17/10	5,000	5,000

0.16%, 10/20/10	2,500	2,499

0.14%, 12/6/10	5,000	5,000

0.35%, 12/13/10	1,215	1,216

0.37%, 12/15/10	2,335	2,337

FHLB Note,

5.38%, 8/19/11	2,240	2,339
		189,713

Federal Home Loan Mortgage Corporation – 11.7%

FHLMC Bond,

4.75%, 1/18/11	4,005	4,058

FHLMC Callable Bond,

3.38%, 11/5/10	2,500	2,508

FHLMC Discount Notes,

0.25%, 10/20/10	5,000	4,999

0.29%, 11/1/10	4,400	4,399

0.25%, 12/14/10	10,875	10,870

0.26%, 12/27/10	6,100	6,096

0.27%, 12/27/10	8,685	8,679

FHLMC FRN,

0.59%, 10/1/10	3,700	3,704

0.51%, 10/16/10	22,197	22,201

0.53%, 10/30/10	4,700	4,704

0.31%, 11/5/10	6,070	6,069

0.36%, 12/9/10	17,924	17,942

0.51%, 12/30/10	3,000	3,001

FHLMC Notes,

4.75%, 10/4/10	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 48.7% (1) continued

Federal Home Loan Mortgage Corporation – 11.7% continued

4.13%, 10/18/10	$6,512	$6,524

5.00%, 10/18/10	7,845	7,862

3.13%, 10/25/10	10,247	10,266

2.88%, 11/23/10	9,285	9,319

4.75%, 12/8/10	13,375	13,486

3.40%, 2/15/11	1,000	1,012

4.13%, 2/24/11	2,000	2,031

3.25%, 2/25/11	3,801	3,847

4.00%, 4/8/11	1,000	1,019

2.75%, 4/11/11	2,740	2,776

6.00%, 6/15/11	7,855	8,172

5.25%, 7/18/11	1,365	1,418
		167,962

Federal National Mortgage Association – 10.0%

FNMA Bonds,

5.05%, 2/7/11	3,375	3,432

2.75%, 4/11/11	2,765	2,800

5.13%, 4/15/11	3,175	3,256

FNMA Discount Notes,

0.31%, 10/1/10	5,000	5,000

0.32%, 10/1/10	8,098	8,098

0.36%, 10/1/10	2,600	2,600

0.19%, 10/4/10	1,201	1,201

0.27%, 10/12/10	5,000	5,000

0.26%, 10/13/10	1,800	1,800

0.25%, 10/25/10	3,700	3,699

0.36%, 10/25/10	2,050	2,050

0.22%, 11/1/10	23,863	23,858

0.23%, 11/24/10	3,978	3,976

0.20%, 1/12/11	2,445	2,444

0.29%, 1/18/11	5,000	4,995

0.20%, 1/19/11	2,475	2,473

0.28%, 4/18/11	1,200	1,198

0.38%, 4/25/11	2,500	2,495

0.33%, 7/1/11	4,150	4,139

0.30%, 7/7/11	4,000	3,991

FNMA FRN,

0.22%, 10/19/10	6,780	6,779

FNMA Notes,

2.88%, 10/12/10	11,300	11,309

6.63%, 11/15/10	1,781	1,795

4.75%, 12/15/10	7,918	7,990

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 48.7% (1) continued

Federal National Mortgage Association – 10.0% continued

4.50%, 2/15/11	$5,979	$6,073

5.50%, 3/15/11	4,767	4,880

1.75%, 3/23/11	7,500	7,553

1.38%, 4/28/11	2,098	2,111

6.00%, 5/15/11	7,096	7,347
		144,342

Tennessee Valley Authority – 0.9%

Tennessee Valley Authority Bond,

5.63%, 1/18/11	12,775	12,976
Total U.S. Government Agencies
(Cost $699,939)		699,939

U.S. GOVERNMENT OBLIGATIONS – 4.1%

U.S. Treasury Bills – 1.8%

0.15%, 12/16/10	10,000	9,997

0.20%, 12/23/10	6,000	5,998

0.34%, 1/13/11	10,000	9,990
		25,985

U.S. Treasury Notes – 2.3%

1.50%, 10/31/10	5,000	5,005

1.25%, 11/30/10	5,000	5,008

0.88%, 2/28/11	10,000	10,024

4.50%, 2/28/11	2,000	2,035

0.88%, 4/30/11	5,000	5,019

4.88%, 7/31/11	5,000	5,191
		32,282
Total U.S. Government Obligations
(Cost $58,267)		58,267
Investments, at Amortized Cost
($758,206)		758,206
REPURCHASE AGREEMENTS – 47.3%

Joint Repurchase Agreements – 3.4% (2)

Bank of America Securities LLC, dated 9/30/10, repurchase price $10,971

0.18%, 10/1/10	10,970	10,970

Morgan Stanley & Co., Inc., dated 9/30/10, repurchase price $10,971

0.20%, 10/1/10	10,971	10,971

Societe Generale, New York Branch, dated 9/30/10, repurchase price $10,971

0.20%, 10/1/10	10,971	10,971

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 47.3% continued

Joint Repurchase Agreements – 3.4% (2) continued

UBS Securities LLC, dated 9/30/10, repurchase price $16,456

0.22%, 10/1/10	$16,456	$16,456
		49,368

Repurchase Agreements – 43.9% (3)

BNP Paribas Securities Corp., dated 9/30/10, repurchase price $250,002

0.24%, 10/1/10	250,000	250,000

Citigroup Global Markets, Inc., dated 9/30/10, repurchase price $10,791

0.30%, 10/1/10	10,791	10,791

Deutsche Bank Seurities, Inc., dated 9/30/10, repurchase price $25,000

0.28%, 10/1/10	25,000	25,000

JPMorgan Securities, Inc., dated 9/30/10, repurchase price $125,001

0.40%, 10/1/10	125,000	125,000

JPMorgan Securities, Inc., dated 9/30/10, repurchase price $220,002

0.26%, 10/1/10	220,000	220,000
		630,791
Total Repurchase Agreements
(Cost $680,159)		680,159
Total Investments – 100.1%
(Cost $1,438,365) (4)		1,438,365
Liabilities less Other Assets – (0.1)%		(1,831)
NET ASSETS – 100.0%		$1,436,534

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$19,775	2.00% – 6.25%	8/15/23 – 1/15/27

U.S. Treasury Notes	$30,236	0.88% – 2.75%	1/31/11 – 2/15/19

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$ 73,369	2.65% – 6.20%	12/1/28 –7/1/38
FNMA	$262,471	1.79% – 6.00%	9/1/13 – 10/1/40
GNMA	$ 87,276	4.00% – 7.50%	1/15/30 – 7/15/40
U.S. Treasury Strips	$226,601	0.00% – 0.00%	5/15/11 – 11/15/23

(4)	The cost for federal income tax purposes was $1,438,365.

Percentages shown are based on Net Assets.

At September 30, 2010, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	52.9%
2– 15 Days	5.4
16 – 30 Days	9.8
31 – 60 Days	5.6
61 – 97 Days	10.3
98 – 180 Days	7.5
181 – 270 Days	5.0
271+ Days	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at fair value, as of September 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$ –	$1,438,365(1)	$ –	$1,438,365

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 85.8% (1)

Federal Farm Credit Bank – 32.8%

FFCB Bonds,

0.41%, 10/26/10	$9,300	$9,300

6.70%, 11/22/10	1,000	1,009

3.75%, 12/6/10	17,690	17,798

5.15%, 12/6/10	5,000	5,044

0.45%, 1/4/11	5,233	5,234

1.60%, 1/12/11	12,000	12,042

4.88%, 2/18/11	10,605	10,789

3.00%, 3/3/11	5,990	6,058

4.80%, 4/25/11	2,000	2,052

5.38%, 7/18/11	6,415	6,673

FFCB Discount Notes,

0.09%, 10/4/10	4,893	4,893

0.01%, 10/5/10	50,000	50,000

0.23%, 10/7/10	5,000	5,000

0.13%, 10/8/10	10,000	10,000

0.18%, 10/8/10	10,000	10,000

0.24%, 10/8/10	5,000	5,000

0.13%, 10/12/10	50,000	49,998

0.15%, 10/13/10	5,000	5,000

0.25%, 10/18/10	5,000	4,999

0.25%, 10/19/10	10,000	9,999

0.11%, 11/1/10	21,000	20,998

0.26%, 11/10/10	5,000	4,999

0.26%, 11/12/10	5,000	4,998

0.36%, 11/12/10	5,000	4,998

0.26%, 11/15/10	5,000	4,998

0.19%, 11/19/10	5,000	4,999

0.29%, 11/23/10	10,000	9,996

0.16%, 12/2/10	5,000	4,999

0.27%, 12/14/10	10,000	9,994

0.27%, 12/15/10	10,000	9,994

0.36%, 12/21/10	13,000	12,990

0.21%, 12/30/10	10,000	9,994

0.26%, 12/30/10	5,000	4,997

0.25%, 1/11/11	25,000	24,982

0.24%, 1/13/11	5,000	4,996

0.24%, 1/14/11	5,000	4,997

0.23%, 1/25/11	5,000	4,996

0.26%, 1/25/11	30,000	29,975

0.22%, 1/27/11	10,000	9,993

0.23%, 2/3/11	10,000	9,992

0.22%, 2/17/11	5,000	4,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 85.8% (1) continued

Federal Farm Credit Bank – 32.8% continued

0.24%, 2/18/11	$5,000	$4,995

0.23%, 2/22/11	5,000	4,996

0.30%, 3/3/11	5,000	4,994

0.25%, 3/4/11	10,000	9,989

0.23%, 3/14/11	5,000	4,995

0.23%, 3/15/11	5,000	4,995

0.22%, 3/16/11	5,000	4,994

0.25%, 3/16/11	10,000	9,989

0.30%, 3/21/11	25,000	24,964

0.25%, 3/30/11	10,000	9,987

0.26%, 3/30/11	10,000	9,987

0.20%, 3/31/11	15,000	14,985

0.21%, 4/1/11	5,000	4,995

0.32%, 4/6/11	20,000	19,967

0.20%, 4/15/11	10,000	9,989

0.28%, 4/18/11	10,000	9,984

0.22%, 5/2/11	15,000	14,980

0.30%, 5/4/11	10,000	9,982

0.22%, 5/31/11	5,000	4,992

0.24%, 5/31/11	15,000	14,976

0.27%, 8/5/11	10,000	9,977

0.28%, 8/10/11	20,000	19,951

FFCB FRN,

0.19%, 10/1/10	40,000	40,000

0.29%, 10/1/10	20,000	19,998

0.65%, 10/1/10	12,000	12,000

0.74%, 10/1/10	25,000	25,000

0.26%, 10/2/10	15,000	15,000

0.51%, 10/4/10	18,800	18,802

0.61%, 10/4/10	9,000	9,010

0.16%, 10/7/10	10,000	10,000

0.19%, 10/9/10	20,000	20,000

0.61%, 10/9/10	2,200	2,202

0.20%, 10/14/10	20,000	19,999

0.56%, 10/15/10	50,000	50,000

0.16%, 10/17/10	6,000	6,000

0.16%, 10/18/10	20,000	20,000

0.35%, 10/18/10	1,500	1,501

0.19%, 10/19/10	15,000	14,999

0.28%, 10/20/10	20,000	19,999

0.50%, 10/20/10	50,000	50,000

0.17%, 10/22/10	25,000	25,000

0.75%, 10/24/10	4,000	4,009

0.26%, 10/27/10	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 85.8% (1) continued

Federal Farm Credit Bank – 32.8% continued

0.60%, 10/27/10	$4,500	$4,508

0.30%, 10/31/10	10,000	10,004
		1,077,463

Federal Home Loan Bank – 52.4%

FHLB Bonds,

1.25%, 10/14/10	4,425	4,426

0.42%, 10/15/10	12,780	12,781

0.50%, 10/15/10	1,370	1,370

0.50%, 10/18/10	5,000	5,000

0.50%, 10/20/10	5,000	5,001

1.25%, 10/20/10	2,000	2,001

3.38%, 10/20/10	18,970	19,001

1.15%, 10/22/10	2,980	2,982

4.38%, 10/22/10	16,930	16,971

0.48%, 10/25/10	10,000	10,001

1.13%, 10/27/10	1,065	1,066

0.45%, 10/28/10	23,975	23,979

0.50%, 10/29/10	26,210	26,219

0.38%, 11/3/10	10,190	10,191

0.38%, 11/4/10	10,000	10,000

0.38%, 11/5/10	9,935	9,935

1.05%, 11/15/10	1,250	1,251

6.63%, 11/15/10	1,000	1,008

0.50%, 11/23/10	1,000	1,001

0.25%, 11/26/10	9,175	9,175

0.28%, 11/26/10	7,100	7,100

0.50%, 11/29/10	10,000	10,004

0.85%, 12/3/10	5,335	5,340

0.31%, 12/9/10	23,925	23,927

3.00%, 12/10/10	4,000	4,021

3.25%, 12/10/10	20,000	20,114

3.50%, 12/10/10	15,320	15,415

3.88%, 12/10/10	4,000	4,027

4.75%, 12/10/10	12,965	13,074

4.88%, 12/10/10	7,000	7,061

0.38%, 12/14/10	24,000	24,005

3.63%, 12/17/10	6,205	6,249

0.25%, 12/21/10	4,000	4,000

0.57%, 12/29/10	1,910	1,911

0.40%, 1/4/11	2,500	2,501

0.38%, 1/6/11	2,700	2,701

0.38%, 1/7/11	4,075	4,076

0.26%, 1/13/11	20,000	20,000

1.63%, 1/21/11	4,815	4,835

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 85.8% (1) continued

Federal Home Loan Bank – 52.4% continued

4.63%, 2/18/11	$5,250	$5,336

0.25%, 2/25/11	1,160	1,160

2.88%, 3/11/11	2,900	2,934

3.25%, 3/11/11	2,500	2,533

5.00%, 3/11/11	1,000	1,021

1.63%, 3/16/11	3,960	3,986

0.75%, 3/18/11	3,700	3,708

0.35%, 4/1/11	5,000	5,000

0.30%, 4/21/11	5,000	5,001

2.63%, 5/20/11	5,250	5,328

0.58%, 6/3/11	25,000	24,998

0.58%, 6/10/11	12,625	12,646

3.13%, 6/10/11	5,000	5,099

0.63%, 6/15/11	2,830	2,837

3.63%, 7/1/11	22,025	22,559

1.63%, 7/27/11	5,925	5,990

0.33%, 10/7/11	19,000	19,003

FHLB Callable Bond,

0.40%, 12/28/10	10,000	10,003

FHLB Discount Notes,

0.01%, 10/1/10	440,349	440,349

0.07%, 10/1/10	18,906	18,906

0.18%, 10/1/10	1,700	1,700

0.02%, 10/4/10	125,000	125,000

0.03%, 10/4/10	25,000	25,000

0.10%, 10/6/10	27,700	27,700

0.14%, 10/6/10	5,000	5,000

0.17%, 10/6/10	1,100	1,100

0.12%, 10/8/10	15,000	15,000

0.15%, 10/8/10	3,900	3,900

0.02%, 10/12/10	2,861	2,861

0.10%, 10/13/10	8,092	8,092

0.14%, 10/13/10	20,000	19,999

0.15%, 10/13/10	13,600	13,599

0.05%, 10/15/10	7,100	7,100

0.15%, 10/15/10	13,000	12,999

0.16%, 10/15/10	4,600	4,600

0.18%, 10/15/10	2,300	2,300

0.16%, 10/20/10	6,495	6,494

0.20%, 10/20/10	9,000	8,999

0.15%, 10/22/10	20,200	20,198

0.12%, 10/25/10	4,700	4,699

0.13%, 10/25/10	10,000	9,998

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 85.8% (1) continued

Federal Home Loan Bank – 52.4% continued

0.36%, 10/25/10	$18,500	$18,497

0.05%, 10/27/10	1,194	1,194

0.10%, 10/27/10	25,000	24,998

0.15%, 10/27/10	5,197	5,197

0.15%, 11/3/10	2,212	2,212

0.15%, 11/5/10	1,503	1,503

0.16%, 11/5/10	1,300	1,300

0.16%, 11/10/10	6,705	6,704

0.18%, 11/10/10	9,056	9,054

0.16%, 11/12/10	4,436	4,435

0.17%, 11/19/10	2,000	2,000

0.18%, 11/24/10	34,775	34,766

0.18%, 11/26/10	16,780	16,775

0.22%, 11/30/10	5,400	5,398

0.18%, 12/8/10	11,327	11,323

0.28%, 12/10/10	17,000	16,991

0.17%, 12/27/10	12,000	11,995

0.18%, 12/27/10	25,000	24,987

0.27%, 12/27/10	11,200	11,194

0.21%, 2/25/11	10,300	10,291

0.35%, 4/25/11	5,900	5,901

FHLB FRN,

0.24%, 10/1/10	12,000	11,996

0.32%, 10/1/10	5,000	5,003

0.37%, 10/1/10	6,000	6,003

0.46%, 10/1/10	25,000	25,000

0.69%, 10/1/10	35,000	35,000

0.16%, 10/11/10	39,795	39,786

0.17%, 10/17/10	10,000	10,000

0.18%, 10/26/10	3,000	2,999

0.30%, 10/26/10	5,000	5,000

FHLB Notes,

0.44%, 10/7/10	9,030	9,030

0.28%, 11/10/10	50,000	50,002

0.33%, 12/10/10	17,950	17,952
		1,722,941

Tennessee Valley Authority – 0.6%

Tennessee Valley Authority Bond,

5.63%, 1/18/11	19,104	19,405
Total U.S. Government Agencies
(Cost $2,819,809)		2,819,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 18.6%

U.S. Treasury Bills – 16.5%

0.03%, 10/7/10	$100,000	$99,999

0.09%, 10/7/10	125,000	124,998

0.07%, 10/14/10	25,000	24,999

0.08%, 10/14/10	100,000	99,997

0.12%, 10/14/10	4,000	4,000

0.11%, 10/21/10	20,000	19,999

0.13%, 10/21/10	8,000	7,999

0.15%, 11/4/10	10,000	9,999

0.14%, 11/26/10	50,000	49,989

0.13%, 12/9/10	25,000	24,994

0.19%, 1/6/11	20,000	19,990

0.34%, 1/13/11	35,000	34,966

0.19%, 2/3/11	10,000	9,994

0.19%, 2/10/11	7,000	6,995

0.18%, 2/24/11	5,000	4,996
		543,914

U.S. Treasury Notes – 2.1%

1.50%, 10/31/10	35,000	35,035

4.38%, 12/15/10	18,000	18,155

0.88%, 2/28/11	5,000	5,011

4.50%, 2/28/11	10,000	10,178
		68,379
Total U.S. Government Obligations
(Cost $612,293)		612,293
Investments, at Amortized Cost
($3,432,102)		3,432,102
Total Investments – 104.4%
(Cost $3,432,102) (2)		3,432,102
Liabilities less Other Assets – (4.4)%		(145,184)
NET ASSETS - 100.0%		$3,286,918

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,432,102.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	19.5%
2 – 15 Days	25.8
16 – 30 Days	13.5
31 – 60 Days	10.6
61 – 97 Days	10.8
98 – 180 Days	11.3
181 – 270 Days	5.9
271+ Days	2.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at fair value, as of September 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$ –	$3,432,102(1)	$ –	$3,432,102

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	FRCD	Floating Rate Certificates of Deposit
AGM	Assured Guaranty Municipal Corporation	FRN	Floating Rate Notes
AMT	Alternative Minimum Tax	GNMA	Government National Mortgage Association
BANS	Bond Anticipation Notes	G.O.	General Obligation
COPS	Certificates of Participation	Gtd.	Guaranteed
FDIC	Federal Deposit Insurance Corporation	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	RANS	Revenue Anticipation Notes
FHLB	Federal Home Loan Bank	TANS	Tax Anticipation Notes
FHLMC	Federal Home Loan Mortgage Corporation	TRANS	Tax and Revenue Anticipation Notes
FNMA	Federal National Mortgage Association	VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2010, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain money market funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market and Municipal Money Market Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the total net assets or the net asset values (“NAV”) of the Funds.

At March 31, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK
California Municipal Money Market	$413	$(307)	$(106)
Municipal Money Market	399	(399)	—
U.S. Government Select Money Market	2	(2)	—

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At March 31, 2010, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$9,099

The Fund in the above table may offset future capital gains with this capital loss carryforward.

At March 31, 2010, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$11	$421
Money Market	—	149
Municipal Money Market	79	27
U.S. Government Money Market	—	23
U.S. Government Select Money Market	—	47

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$99	$148
Money Market	—	7,785
Municipal Money Market	9,738	516
U.S. Government Money Market	—	184
U.S. Government Select Money Market	—	428

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$20,776	$188
Money Market	—	145,326
Municipal Money Market	112,464	1,388
U.S. Government Money Market	—	23,651
U.S. Government Select Money Market	—	29,948

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6, Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service.

3. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans. The Funds did not incur any interest expense for the six months ended September 30, 2010.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2010, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. Effective July 31, 2010, the annual advisory fees and expense limitations for the Funds are as follows:

	CONTRACTUAL RATE	EXPENSE LIMITATIONS
California Municipal Money Market	0.25%	0.45%
Money Market	0.25%	0.45%
Municipal Money Market	0.25%	0.45%
U.S. Government Money Market	0.25%	0.45%
U.S. Government Select Money Market	0.25%	0.45%

Prior to July 31, 2010, the annual advisory fees and expense limitations for the Funds during this period were as follows:

	CONTRACTUAL RATE	EXPENSE LIMITATIONS
California Municipal Money Market	0.40%	0.55%
Money Market	0.40%	0.55%
Municipal Money Market	0.40%	0.55%
U.S. Government Money Market	0.40%	0.55%
U.S. Government Select Money Market	0.40%	0.55%

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment adviser has contractually agreed to reimburse a portion of the advisory fees charged to the Funds that it had previously voluntarily reimbursed. The contractual

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

reimbursement arrangements are expected to continue until at least July 31, 2011. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, in order to avoid a negative yield, the investment adviser may reimburse expenses or waive advisory fees of a Fund. Any such expense reimbursement or waiver would be voluntary and could be implemented or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2010, the investment adviser waived fees to avoid a negative yield for the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds. The amounts waived are included in the Statements of Operations.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

Prior to July 31, 2010, for compensation as administrator, NTI was entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. Effective July 31, 2010, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These expenses are included in the Statements of Operations under “Shareholder Servicing Fees” for the six months ended September 30, 2010.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEDMED	NET DECREASE IN NET ASSETS
California Municipal Money Market	$1,433,623	$38	$(1,735,692)	$(302,031)
Money Market	13,204,526	242	(13,525,777)	(321,009)
Municipal Money Market	9,857,958	130	(9,988,493)	(130,405)
U.S. Government Money Market	6,047,709	33	(6,056,748)	(9,006)
U.S. Government Select Money Market	5,335,893	59	(5,460,653)	(124,701)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
California Municipal Money Market	$1,152,385	$45	$(1,802,326)	$(649,896)
Money Market	7,119,567	2,956	(9,185,906)	(2,063,383)
Municipal Money Market	4,228,929	1,784	(7,996,665)	(3,765,952)
U.S. Government Money Market	3,541,288	51	(4,443,258)	(901,919)
U.S. Government Select Money Market	4,513,137	129	(6,112,598)	(1,599,332)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the Funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in these financial statements.

8. SUBSEQUENT EVENTS

At a meeting held on November 5, 2010, the Board of Trustees of Northern Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the item noted above that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2010 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010 through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.27%	$1,000.00	$1,000.10	$1.35
Hypothetical	0.27%	$1,000.00	$1,023.71	$1.37	**

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.32%	$1,000.00	$1,000.10	$1.60
Hypothetical	0.32%	$1,000.00	$1,023.46	$1.62	**

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.31%	$1,000.00	$1,000.10	$1.55
Hypothetical	0.31%	$1,000.00	$1,023.51	$1.57	**

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.25%	$1,000.00	$1,000.10	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27	**

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	0.23%	$1,000.00	$1,000.10	$1.15
Hypothetical	0.23%	$1,000.00	$1,023.92	$1.17	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2010 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 6-7, 2010 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement. The Trustees, including a majority of the Independent Trustees voting separately, also considered and approved the investment advisory agreements (together, “New Advisory Agreements”) for the new Investors Money Market Fund, Investors AMT-Free Municipal Money Market Fund and the Investors U.S. Government Money Market Fund (together, the “New Funds”).

In evaluating the Advisory Agreement and New Advisory Agreements, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year and in past years. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement and New Advisory Agreements, which they had received in preparation for their consideration of the Advisory Agreement and New Advisory Agreements. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement for the Funds and New Advisory Agreements for the New Funds, as applicable, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided and to be provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ diligent and expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year and to implement the new regulatory requirements for the Funds. The Trustees also discussed Northern’s continued commitments to address other regulatory compliance requirements that were applicable to the Funds and would be applicable to the New Funds, the compliance oversight program with respect to all of the New Funds’ and Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to the Funds, as evidenced by their support to the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds and the New Funds.

Fees, Expenses and Performance

The Trustees also considered the Funds’ and New Funds’ contractual advisory fee rates, including Northern’s proposed reductions in the contractual advisory fee rates for the Funds; the New Funds’ and Funds’ total operating expense ratios; Northern’s voluntary fee waivers and expense reimbursements with respect to the Funds; Northern’s contractual commitment to the Funds to continue certain expense reimbursements for at least one year; Northern’s contractual commitment to reimburse expenses for the New Funds; the extent of Northern’s voluntary fee waivers and expense reimbursements to maintain a positive yield for the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2010 (UNAUDITED)

numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structures and cost allocation methodologies.

Information on the services rendered and to be rendered by Northern to the Funds and New Funds, as applicable, the fee rates paid by the Funds under the Advisory Agreement and New Advisory Agreements and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons showed that the Funds’ overall expense ratios were below the objective median, except for the overall expense ratios for California Municipal Money Market Fund and the U.S. Government Money Market Fund which were slightly higher than the median, and that the advisory fees for each Fund were in the fourth quartiles versus its peers. The Trustees noted, however, that Northern had proposed to reduce the contractual advisory fee and establish a lower contractual expense cap for the Funds. Information was also provided on the fee rates charged by Northern to private accounts managed by it. With regard to these clients, the Trustees considered the differences in services provided by Northern, regulatory, operational and compliance differences, board and committee support and other differences in operations among the Funds and private accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds, and proposed to be paid by the New Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Funds’ investment performance was provided for one, two three, four, five and ten years, as applicable, although more emphasis was placed on three- and five-year performance. The Trustees considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds, the investor base the Funds are intended to serve, and the steps taken by Northern to maintain stable net asset values during the market environments in recent years. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. They also considered the Funds’ compliance with regulations of the SEC applicable to money market mutual funds and the stability of the Funds’ net asset values. Based on the information received, the Trustees believed that the Funds had provided competitive yields in light of their respective investment objectives and policies.

Economies of Scale

The Trustees considered the fees paid by the Funds, and to be paid by the New Funds, to Northern and its affiliates for custodial, transfer agency, and administration, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing, and the New Funds were likely to share, in economies of scale through the level at which the Funds’ and New Funds’ advisory fees are set and through Northern’s contractual expense reimbursements for the Funds and New Funds that limit the expenses for the Funds and New Funds to specific levels. The Trustees also considered Northern’s voluntary fee waivers and reimbursement of expenses of the Funds to maintain a positive yield with respect the Funds, and the proposed reductions in the advisory fee rate for the Funds and increase in contractual expense reimbursements.

Other Benefits

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company.

* * * * *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds and New Funds, that the fees paid by Funds, and the fees to be paid by the New Funds were reasonable in light of the services provided by Northern, its actual or projected costs and the Funds’ and New Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued and the New Advisory Agreements should be approved.

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MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

22	MULTI-MANAGER GLOBAL REAL ESTATE FUND

26	MULTI-MANAGER INTERNATIONAL EQUITY FUND

34	MULTI-MANAGER LARGE CAP FUND

38	MULTI-MANAGER MID CAP FUND

45	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUND

51	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

70	NOTES TO THE FINANCIAL STATEMENTS

80	FUND EXPENSES

82	APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at cost(1)	$1,793,830	$542,359	$2,716,207
Investments, at value(2)	$2,273,106	$723,873	$2,958,685
Foreign currencies, at value (cost $4,055, $278, $13,841, respectively)	4,151	132	13,915
Dividend income receivable	2,853	1,606	7,958
Interest income receivable	7	–	3
Receivable for foreign tax reclaimable	7	258	2,187
Receivable for securities sold	7,552	2,237	71,686
Receivable for variation margin on futures contracts	–	–	1
Receivable for fund shares sold	1,296	379	1,916
Receivable from investment adviser	38	29	34
Unrealized gain on forward foreign currency exchange contracts	8	–	47
Prepaid and other assets	32	15	34
Total Assets	2,289,050	728,529	3,056,466
LIABILITIES:
Cash overdraft	–	–	2,209
Unrealized loss on forward foreign currency exchange contracts	4	1	730
Payable for securities purchased	12,574	1,585	87,520
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	–	–	512
Payable for fund shares redeemed	604	127	825
Payable to affiliates:
Investment advisory fees	425	131	506
Administration fees	55	18	73
Custody and accounting fees	38	13	49
Shareholder servicing fees	–	–	1
Transfer agent fees	37	12	49
Trustee fees	1	–	5
Accrued other liabilities	62	19	106
Total Liabilities	13,800	1,906	92,585
Net Assets	$2,275,250	$726,623	$2,963,881
ANALYSIS OF NET ASSETS:
Capital stock	$1,636,606	$512,951	$3,037,314
Accumulated undistributed net investment income (loss)	9,931	794	25,263
Accumulated undistributed net realized gain (loss)	149,320	31,360	(342,405)
Net unrealized appreciation	479,393	181,518	243,709
Net Assets	$2,275,250	$726,623	$2,963,881
Shares Outstanding ($.0001 par value, unlimited authorization)	97,600	39,758	317,523
Net Asset Value, Redemption and Offering Price Per Share	$23.31	$18.28	$9.33

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $69,700, $36,396, $263,149, $28,735, $25,848, $23,924 and $37,533, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $69,700, $36,396, $263,149, $28,735, $25,848, $23,924 and $37,533, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$587,930	$678,621	$494,153	$506,153
$688,392	$792,117	$528,135	$529,539
–	–	–	–
886	590	263	38
–	1	–	9,914
–	–	–	–
4,091	6,965	5,728	910
2	4	1	–
4,682	413	233	794
6	5	11	52
–	–	–	1
17	21	32	11
698,076	800,116	534,403	541,259

–	–	–	–
–	–	–	–
4,384	4,690	5,782	461
–	–	–	7,493
38	1	23	–
544	369	67	733
103	117	95	70
17	20	13	13
3	9	2	9
–	–	–	–
11	13	9	9
1	5	1	–
44	36	15	19
5,145	5,260	6,007	8,807
$692,931	$794,856	$528,396	$532,452

$648,770	$704,498	$539,015	$504,442
448	755	(1,393)	732
(57,073)	(24,795)	(43,823)	3,889
100,786	114,398	34,597	23,389
$692,931	$794,856	$528,396	$532,452
84,943	76,291	60,078	49,616
$8.16	$10.42	$8.80	$10.73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
INVESTMENT INCOME:
Dividend income(1)	$28,548 (2)	$10,068 (2)
Interest income	12	–
Other income	43	40
Total Investment Income	28,603	10,108
EXPENSES:
Investment advisory fees	11,370	3,577
Administration fees	1,464	488
Custody fees	896	310
Accounting fees	108	43
Transfer agent fees	976	325
Registration fees	19	12
Printing fees	27	7
Professional fees	42	11
Shareholder servicing fees	1	1
Trustee fees	14	3
Other	14	5
Total Expenses	14,931	4,782
Less expenses reimbursed by investment adviser	(634)	(555)
Net Expenses	14,297	4,227
Net Investment Income (Loss)	14,306	5,881
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	56,866	20,128
Futures contracts	–	–
Foreign currency transactions	(699)	(47)
Net change in unrealized appreciation (depreciation) on:
Investments	165,145	28,514
Futures contracts	–	–
Forward foreign currency exchange contracts	(155)	–
Translation of other assets and liabilities denominated in foreign currencies	276	17
Net Gains (Losses)	221,433	48,612
Net Increase (Decrease) in Net Assets Resulting from Operations	$235,739	$54,493

(1)	Amount includes dividend income from Diversified Assets Portfolio of the Northern Institutional Funds of $8, $4, $19, $4, $4, $49 and $4, respectively.
(2)	Net of $3,248, $456, $3,839, $46 and $22, respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$35,841 (2)	$6,261 (2)	$4,503	$2,012	$99	(2)
13	1	1	1	18,620
190	38	27	29	40
36,044	6,300	4,531	2,042	18,759

14,419	3,041	3,218	2,699	1,937
2,071	507	536	368	363
1,260	58	72	62	236
148	44	46	35	34
1,380	338	358	245	242
24	16	14	11	14
38	13	13	8	7
64	21	21	11	11
5	1	7	1	–
21	7	6	4	4
23	8	8	5	4
19,453	4,054	4,299	3,449	2,852
(199)	(2)	(12)	(15)	(188)
19,254	4,052	4,287	3,434	2,664
16,790	2,248	244	(1,392)	16,095

37,863	12,533	32,837	21,896	3,407
(3,242)	(72)	(931)	(1,946)	–
(451)	–	–	–	2

(15,660)	(15,505)	12,333	(25,110)	11,723
1,170	99	891	520	–
(1,432)	–	–	–	1
452	–	–	–	–
18,700	(2,945)	45,130	(4,640)	15,133
$35,490	$(697)	$45,374	$(6,032)	$31,228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010
OPERATIONS:
Net investment income (loss)	$14,306	$2,671	$5,881	$6,914
Net realized gains	56,167	140,542	20,081	45,477
Net change in unrealized appreciation (depreciation)	165,266	290,860	28,531	152,088
Net Increase (Decrease) in Net Assets Resulting from Operations	235,739	434,073	54,493	204,479
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	143,090	1,247,594	44,578	265,852
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	143,090	1,247,594	44,578	265,852
DISTRIBUTIONS PAID:
From net investment income	–	(6,499)	(6,248)	(6,630)
From net realized gains	–	(47,097)	–	(15,326)
Total Distributions Paid	–	(53,596)	(6,248)	(21,956)
Total Increase (Decrease) in Net Assets	378,829	1,628,071	92,823	448,375
NET ASSETS:
Beginning of period	1,896,421	268,350	633,800	185,425
End of period	$2,275,250	$1,896,421	$726,623	$633,800
Accumulated Undistributed Net Investment Income (Loss)	$9,931	$(4,375)	$794	$1,161

(1)	Commenced investment operations on September 23, 2009.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) OR THE FISCAL YEAR OR PERIOD ENDED MARCH 31, 2010

MULTI- MANAGER INTERNATIONAL EQUITY FUND		MULTI- MANAGER LARGE CAP FUND		MULTI- MANAGER MID CAP FUND		MULTI- MANAGER SMALL CAP FUND		MULTI- MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010	SEPT. 30, 2010	MARCH 31, 2010(1)

$16,790	$14,956	$2,248	$4,643	$244	$1,241	$(1,392)	$(1,654)	$16,095	$9,175
34,170	8,586	12,461	3,915	31,906	31,806	19,950	53,348	3,409	598
(15,470)	591,161	(15,406)	180,620	13,224	228,040	(24,590)	108,110	11,724	11,665
35,490	614,703	(697)	189,178	45,374	261,087	(6,032)	159,804	31,228	21,438

25,618	1,254,729	(14,902)	196,824	161,818	(48,340)	91,818	52,763	97,405	407,039
25,618	1,254,729	(14,902)	196,824	161,818	(48,340)	91,818	52,763	97,405	407,039

–	(15,000)	(2,092)	(4,405)	–	(1,300)	–	–	(16,042)	(8,490)
–	–	–	–	–	–	–	–	–	(126)
–	(15,000)	(2,092)	(4,405)	–	(1,300)	–	–	(16,042)	(8,616)
61,108	1,854,432	(17,691)	381,597	207,192	211,447	85,786	212,567	112,591	419,861

2,902,773	1,048,341	710,622	329,025	587,664	376,217	442,610	230,043	419,861	–
$2,963,881	$2,902,773	$692,931	$710,622	$794,856	$587,664	$528,396	$442,610	$532,452	$419,861
$25,263	$8,473	$448	$292	$755	$511	$(1,393)	$(1)	$732	$679

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$20.85	$12.03	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.05	0.01
Net realized and unrealized gains	2.31	9.49	2.02
Total from Investment Operations	2.46	9.54	2.03
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.09)	–
From net realized gains	–	(0.63)	–
Total Distributions Paid	–	(0.72)	–
Net Asset Value, End of Period	$23.31	$20.85	$12.03
Total Return(3)	11.80%	79.65%	20.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,275,250	$1,896,421	$268,350
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.47%	1.48%	1.50%
Expenses, before reimbursements and credits	1.53%	1.55%	1.68%
Net investment income, net of reimbursements and credits	1.46%	0.25%	0.54	%(5)
Net investment income, before reimbursements and credits	1.40%	0.18%	0.36	%(5)
Portfolio Turnover Rate	27.79%	115.05%	23.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$17.08	$9.87	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.23	0.15
Net realized and unrealized gains (losses)	1.21	7.66	(0.17)
Total from Investment Operations	1.36	7.89	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.16)	(0.22)	(0.09)
From net realized gains	–	(0.46)	(0.02)
Total Distributions Paid	(0.16)	(0.68)	(0.11)
Net Asset Value, End of Period	$18.28	$17.08	$9.87
Total Return(3)	8.12%	80.53%	(0.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$726,623	$633,800	$185,425
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.30%	1.30%	1.30%
Expenses, before reimbursements and credits	1.47%	1.48%	1.55%
Net investment income, net of reimbursements and credits	1.81%	1.53%	3.68	%(5)
Net investment income, before reimbursements and credits	1.64%	1.35%	3.43	%(5)
Portfolio Turnover Rate	23.94%	71.54%	55.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$9.19	$6.28	$11.15	$11.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.03	0.11	0.11	0.03
Net realized and unrealized gains (losses)	0.09	2.93	(4.79)	(0.16)	1.89
Total from Investment Operations	0.14	2.96	(4.68)	(0.05)	1.92
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.05)	(0.09)	(0.10)	(0.03)
From net realized gains	–	–	(0.10)	(0.59)	–
Total Distributions Paid	–	(0.05)	(0.19)	(0.69)	(0.03)
Net Asset Value, End of Period	$9.33	$9.19	$6.28	$11.15	$11.89
Total Return(3)	1.52%	47.16%	(42.04)%	(0.84)%	19.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,963,881	$2,902,773	$1,048,341	$1,504,189	$1,088,091
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.39%	1.41%	1.44%	1.45%	1.45%
Expenses, before reimbursements and credits	1.41%	1.42%	1.47%	1.47%	1.48%
Net investment income, net of reimbursements and credits	1.22%	0.71%	1.27%	0.96%	0.47%
Net investment income, before reimbursements and credits	1.20%	0.70%	1.24%	0.94%	0.44%
Portfolio Turnover Rate	82.98%	59.84%	69.98%	77.15%	40.59%

(1)	Commenced investment operations on June 22, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$8.19	$5.68	$8.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.06	0.07	0.03
Net realized and unrealized gains (losses)	(0.04)	2.50	(3.08)	(1.24)
Total from Investment Operations	(0.01)	2.56	(3.01)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.07)	(0.03)
Total Distributions Paid	(0.02)	(0.05)	(0.07)	(0.03)
Net Asset Value, End of Period	$8.16	$8.19	$5.68	$8.76
Total Return(2)	(0.06)%	45.25%	(34.53)%	(12.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$692,931	$710,622	$329,025	$262,216
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.20%	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%	1.20%	1.23%	1.36%
Net investment income, net of reimbursements and credits	0.66%	0.81%	1.01%	1.11%
Net investment income, before reimbursements and credits	0.66%	0.81%	0.98%	0.95%
Portfolio Turnover Rate	23.43%	48.85%	57.53%	15.71%

(1)	Commenced investment operations on October 17, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$10.14	$6.26	$9.99	$11.25	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	– (2)	0.02	0.05	0.03	0.02
Net realized and unrealized gains (losses)	0.28	3.88	(3.68)	(0.88)	1.25
Total from Investment Operations	0.28	3.90	(3.63)	(0.85)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.02)	(0.05)	(0.02)	(0.02)
From net realized gains	–	–	(0.05)	(0.39)	–
Total Distributions Paid	–	(0.02)	(0.10)	(0.41)	(0.02)
Net Asset Value, End of Period	$10.42	$10.14	$6.26	$9.99	$11.25
Total Return(3)	2.76%	62.34%	(36.44)%	(7.91)%	12.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$794,856	$587,664	$376,217	$450,531	$343,971
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%	1.20%	1.21%	1.21%	1.29%
Net investment income, net of reimbursements and credits	0.07%	0.22%	0.59%	0.29%	0.29%
Net investment income, before reimbursements and credits	0.07%	0.22%	0.58%	0.28%	0.20%
Portfolio Turnover Rate	32.06%	103.02%	123.45%	35.17%	16.95%

(1)	Commenced investment operations on June 22, 2006.
(2)	Per share amount from net investment income was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$8.85	$5.53	$8.90	$11.47	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.03)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(0.03)	3.35	(3.34)	(1.80)	1.55
Total from Investment Operations	(0.05)	3.32	(3.36)	(1.84)	1.52
LESS DISTRIBUTIONS PAID:
From net realized gains	–	–	(0.01)	(0.73)	(0.05)
Total Distributions Paid	–	–	(0.01)	(0.73)	(0.05)
Net Asset Value, End of Period	$8.80	$8.85	$5.53	$8.90	$11.47
Total Return(2)	(0.45)%	59.86%	(37.76)%	(16.80)%	15.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$528,396	$442,610	$230,043	$292,068	$226,753
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses, before reimbursements and credits	1.41%	1.41%	1.44%	1.44%	1.54%
Net investment loss, net of reimbursements and credits	(0.57)%	(0.44)%	(0.31)%	(0.46)%	(0.51)%
Net investment loss, before reimbursements and credits	(0.58)%	(0.45)%	(0.35)%	(0.50)%	(0.65)%
Portfolio Turnover Rate	101.91%	187.71%	185.25%	185.20%	70.83%

(1)	Commenced investment operations on June 22, 2006.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)	PERIOD ENDED March 31, 2010(1)
Net Asset Value, Beginning of Period	$10.41	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.34	0.29
Net realized and unrealized gains	0.32	0.40
Total from Investment Operations	0.66	0.69
LESS DISTRIBUTIONS PAID:
From net investment income	(0.34)	(0.27)
From net realized gains	–	(0.01)
Total Distributions Paid	(0.34)	(0.28)
Net Asset Value, End of Period	$10.73	$10.41
Total Return(2)	6.50%	6.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$532,452	$419,861
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.10%	1.10%
Expenses, before reimbursements and credits	1.18%	1.21%
Net investment income, net of reimbursements and credits	6.65%	6.04	%(4)
Net investment income, before reimbursements and credits	6.57%	5.93	%(4)
Portfolio Turnover Rate	19.46%	20.46%

(1)	Commenced investment operations on September 23, 2009.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4%

Australia – 0.3%
Centamin Egypt Ltd. *	2,130,472	$5,839

Brazil – 11.3%

Banco Bradesco S.A. ADR	588,245	11,988

Banco do Brasil S.A.	201,458	3,826

Banco Santander Brasil S.A.	443,713	6,110

BR Malls Participacoes S.A.	752,746	6,291

Brasil Telecom S.A. *	46,918	416

Brasil Telecom S.A. ADR *	173,964	3,453

Brasil Telecom S.A. ADR *	121,018	1,043

CETIP S.A. – Balcao Organizado de Ativose Derivativos	730,916	7,210

Cia de Concessoes Rodoviarias	184,293	4,754

Cia Hering	140,800	6,058

Cielo S.A.	94,837	826

Cosan Ltd., Class A	541,900	6,281

EcoRodovias Infraestrutura e Logistica S.A. *	1,113,200	7,369

EDP – Energias do Brasil S.A.	118,128	2,555

Empresa Brasileira de Aeronautica S.A. ADR	226,200	6,422

Empresa Brasileira de Aeronautica S.A.	71,208	497

Equatorial Energia S.A.	87,382	529

Gafisa S.A. ADR	315,877	4,893

Hypermarcas S.A. *	413,600	6,426

Light S.A.	115,376	1,473

Localiza Rent a Car S.A.	692,468	11,643

MRV Engenharia e Participacoes S.A.	687,567	6,526

Natura Cosmeticos S.A.	1,055,975	28,397

OGX Petroleo e Gas Participacoes S.A. *	545,900	7,114

PDG Realty S.A. Empreendimentos e Participacoes	819,644	9,761

Petroleo Brasileiro S.A. – Petrobras	321,228	5,772

Petroleo Brasileiro S.A. ADR	1,098,157	39,830

Petroleo Brasileiro S.A. ADR	405,741	13,316

Redentor Energia S.A. *	87,382	399

Souza Cruz S.A.	103,656	5,180

Sul America S.A.	118,480	1,331

Tele Norte Leste Participacoes S.A. ADR	120,928	1,703

Tractebel Energia S.A.	172,379	2,580

Vale S.A.	98,525	3,045
Vale S.A. ADR	1,038,259	32,466
		257,483

Canada – 0.7%
Pacific Rubiales Energy Corp. *	542,800	15,262

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

Chile – 0.5%

Banco Santander Chile ADR	73,305	$7,078

Enersis S.A. ADR	77,001	1,810
Lan Airlines S.A. ADR	102,338	3,013
		11,901

China – 14.5%

Anhui Conch Cement Co. Ltd., Class H	822,672	3,723

Baidu, Inc. ADR *	100,851	10,349

Bank of China Ltd., Class H	11,789,000	6,172

Belle International Holdings Ltd.	4,083,260	8,200

Bosideng International Holdings Ltd.	5,446,000	2,366

BYD Electronic International Co. Ltd.	942,500	542

Central China Real Estate Ltd.	1,520,883	372

Cheung Kong Holdings Ltd.	159,000	2,410

China Coal Energy Co., Class H	1,557,000	2,568

China Communications Construction Co. Ltd., Class H	2,689,974	2,551

China Construction Bank Corp., Class H	28,663,450	25,066

China COSCO Holdings Co. Ltd., Class H *	857,590	967

China Gas Holdings Ltd.	11,509,660	6,175

China High Speed Transmission Equipment Group Co. Ltd.	1,963,009	4,243

China Medical System Holdings Ltd. *	5,625,600	3,944

China Mobile Ltd.	2,959,492	30,266

China Mobile Ltd. ADR	75,906	3,881

China Petroleum & Chemical Corp., Class H	4,882,000	4,307

China Pharmaceutical Group Ltd.	3,098,000	1,600

China Shenhua Energy Co. Ltd., Class H	1,998,494	8,242

China Unicom Hong Kong Ltd.	1,512,000	2,204

China Unicom Hong Kong Ltd. ADR	444,400	6,470

CNOOC Ltd.	14,150,270	27,473

CNOOC Ltd. ADR	43,065	8,368

Cosco International Holdings Ltd.	3,008,000	1,799

Dongfeng Motor Group Co. Ltd., Class H	4,736,991	9,696

Fosun International	858,256	681

Fushan International Energy Group Ltd.	6,354,709	4,298

GOME Electrical Appliances Holdings Ltd. *	5,134,095	1,545

Great Wall Motor Co. Ltd., Class H	909,000	2,453

Guangzhou Automobile Group Co. Ltd. Class H	13,053,421	22,477

GZI Real Estate Investment Trust	449,000	225

Haitian International Holdings Ltd.	231,000	226

Harbin Electric, Inc. *	18,594	333

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

China – 14.5% – continued

Hopson Development Holdings Ltd.	1,680,168	$1,875

Huabao International Holdings Ltd.	2,749,027	4,284

Industrial & Commercial Bank of China, Class H	11,845,234	8,807

Kunlun Energy Co. Ltd.	1,548,000	1,999

Lenovo Group Ltd.	8,936,000	5,497

Lianhua Supermarket Holdings Co. Ltd., Class H	463,560	1,878

Nine Dragons Paper Holdings Ltd.	2,851,780	4,940

Parkson Retail Group Ltd.	1,242,153	2,152

PetroChina Co. Ltd. ADR	57,393	6,682

PetroChina Co. Ltd., Class H	1,865,529	2,174

Renhe Commercial Holdings Co. Ltd.	24,580,703	4,594

Sina Corp. *	255,519	12,924

Sino Biopharmaceutical	3,458,310	1,392

Sinolink Worldwide Holdings Ltd.	3,475,274	546

Sinotrans Shipping Ltd.	3,688,500	1,558

Soho China Ltd.	3,954,500	2,804

Tencent Holdings Ltd.	538,494	11,717

TPV Technology Ltd.	2,076,000	1,363

Weichai Power Co. Ltd., Class H	974,620	10,301

Yangzijiang Shipbuilding Holdings Ltd.	2,982,101	3,998

Yanzhou Coal Mining Co. Ltd., Class H	2,482,788	6,055

Zhaojin Mining Industry Co. Ltd., Class H	2,372,000	7,307

Zhejiang Expressway Co. Ltd., Class H	2,368,600	2,230
Zhongsheng Group Holdings Ltd. *	3,174,000	7,650
		330,919

Colombia – 0.4%
BanColombia S.A. ADR	148,328	9,735

Czech Republic – 1.5%

Central European Media Enterprises Ltd., Class A *	308,281	7,692

CEZ A.S.	55,301	2,478
Komercni Banka A.S.	105,986	23,133
		33,303

Egypt – 1.6%

Commercial International Bank Egypt S.A.E	3,505,882	26,412

Orascom Construction Industries	66,035	2,903
Orascom Construction Industries GDR	166,000	7,464
		36,779

Hungary – 0.4%

EGIS PLC	2,693	296

Magyar Telekom Telecommunications PLC	344,228	1,128

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

Hungary – 0.4% – continued
OTP Bank PLC *	274,992	$7,198
		8,622

India – 6.0%

ACC Ltd.	85,204	1,876

Allahabad Bank	252,291	1,302

Andhra Bank	398,195	1,419

Balrampur Chini Mills Ltd.	958,865	1,979

Bank of Baroda	175,848	3,411

Bank of India	150,604	1,736

Bharti Airtel Ltd.	647,901	5,285

Canara Bank	234,348	3,039

Chambal Fertilizers & Chemicals Ltd.	952,458	1,459

Corp Bank	36,174	557

Dr. Reddy’s Laboratories Ltd. ADR	202,400	6,521

Grasim Industries Ltd.	31,253	1,545

Great Eastern Shipping (The) Co. Ltd.	276,884	1,935

HDFC Bank Ltd. ADR	40,664	7,497

Hindalco Industries Ltd.	356,070	1,565

Housing Development Finance Corp.	344,488	5,624

ICICI Bank Ltd. ADR	107,100	5,339

IDBI Bank Ltd.	703,547	2,382

Indian Bank	466,967	2,897

Indian Overseas Bank	327,713	963

Infosys Technologies Ltd. ADR	72,391	4,873

LIC Housing Finance	143,398	4,586

Oil & Natural Gas Corp. Ltd.	128,712	4,018

Oriental Bank of Commerce	318,142	3,258

Patni Computer Systems Ltd.	102,440	946

Power Finance Corp. Ltd.	476,715	3,643

Punjab National Bank Ltd.	56,236	1,617

State Bank of India GDR	66,978	9,613

Steel Authority of India Ltd.	413,509	1,886

Sterlite Industries India Ltd.	1,389,136	5,152

Tata Chemicals Ltd.	119,538	1,061

Tata Motors Ltd. ADR	252,600	6,444

Ultra Tech Cement Ltd.	17,858	422

Union Bank Of India	286,586	2,482

Unitech Ltd.	2,594,428	5,102
Wipro Ltd.	2,331,684	23,286
		136,720

Indonesia – 4.2%

Astra International Tbk PT	8,613,669	54,867

Bank Mandiri Tbk PT	6,586,389	5,326

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

Indonesia – 4.2% – continued

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT *	39,798,000	$6,950

Bank Rakyat Indonesia	5,871,012	6,567

Indika Energy Tbk PT	1,349,500	504

Jasa Marga PT	1,659,500	596

Kalbe Farma Tbk PT	9,834,695	2,807

Semen Gresik Persero Tbk PT	8,105,500	9,003
United Tractors Tbk PT	4,217,625	9,668
		96,288

Israel – 0.6%

Israel Chemicals Ltd.	359,701	5,082

Strauss Group Ltd.	438,654	6,542
Teva Pharmaceutical Industries Ltd. ADR	49,533	2,613
		14,237

Luxembourg – 0.5%

Tenaris S.A. ADR	154,527	5,937
Ternium S.A. ADR	179,600	5,864
		11,801

Malaysia – 1.0%

CIMB Group Holdings Bhd.	3,113,154	8,236

Hong Leong Bank Bhd.	675,300	1,992

Hong Leong Financial Group Bhd.	404,700	1,188

IOI Corp. Bhd.	852,000	1,509

KLCC Property Holdings Bhd.	185,822	199

Kuala Lumpur Kepong Bhd.	150,900	831

Lafarge Malayan Cement Bhd.	451,800	1,155

PLUS Expressways Bhd.	844,021	1,141

Public Bank Bhd.	533,302	2,169

RHB Capital Bhd.	1,191,700	2,788

Tenaga Nasional Bhd.	162,040	463
Top Glove Corp. Bhd	1,076,800	1,790
		23,461

Mexico – 5.0%

Alfa S.A.B. de C.V., Class A	186,204	1,437

America Movil S.A.B. de C.V., Series L ADR	976,723	52,089

America Movil S.A.B. de C.V., Series L	1,162,186	3,096

Corporacion GEO S.A.B. de C.V., Series B *	4,858,304	13,941

Desarrolladora Homex S.A.B. de C.V. ADR *	149,935	4,854

Embotelladoras Arca S.A.B. de C.V.	1,605,945	6,577

Fomento Economico Mexicano S.A.B. de C.V. ADR	71,861	3,646

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

Mexico – 5.0% – continued

Genomma Lab Internacional S.A. de C.V., Class B *	3,644,834	$7,008

Grupo Bimbo S.A.B. de C.V., Series A	301,868	2,211

Grupo Carso S.A.B. de C.V., Series A1	105,758	532

Grupo Continental S.A.B. de C.V.	138,235	400

Grupo Financiero Banorte S.A.B. de C.V., Class O	2,352,372	8,906

Grupo Mexico S.A.B. de C.V., Series B	2,856,092	8,223

Grupo Simec S.A.B. de C.V., Series B *	48,521	118
Industrias C.H. S.A.B. de C.V., Series B *	315,512	1,087
		114,125

Netherlands – 0.4%
VimpelCom Ltd. ADR *	545,000	8,093

Panama – 0 3%
Copa Holdings S.A., Class A	107,600	5,801

Peru – 0.4%
Credicorp Ltd.	86,525	9,855

Philippines – 0.5%

Metropolitan Bank & Trust	4,934,684	7,858
SM Investments Corp.	220,114	2,857
		10,715

Poland – 0.4%

KGHM Polska Miedz S.A.	84,064	3,386

Polski Koncern Naftowy Orlen *	139,000	1,911
Powszechna Kasa Oszczednosci Bank Polski S.A. *	302,211	4,574
		9,871

Portugal - 0.1%
Jeronimo Martins SGPS S.A.	235,935	3,159

Russia – 4.3%

Federal Grid Co. Unified Energy System JSC *	256,398,267	3,051

Gazprom OAO ADR (London Exchange)	615,692	12,956

LUKOIL OAO ADR (London Exchange)	86,750	4,930

Magnit OJSC GDR (Registered)	275,522	6,945

Magnitogorsk Iron & Steel Works GDR (Registered)	662,120	8,598

Mechel ADR	31,846	793

MMC Norilsk Nickel JSC ADR	222,209	3,798

Mobile Telesystems OJSC ADR	401,998	8,534

NovaTek OAO GDR (Registered)	168,184	14,461

Novolipetsk Steel OJSC GDR (Registered)	121,831	4,396

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

Russia – 4.3% – continued

Rosneft Oil Co. GDR (Registered) *	1,058,227	$7,075

Sberbank	5,583,008	15,455

Severstal OAO GDR (Registered) *	171,966	2,552

Surgutneftegaz ADR (London Exchange)	231,675	2,221
TMK OAO GDR (Registered) *	164,510	2,840
		98,605

South Africa – 7.1%

ABSA Group Ltd.	521,741	10,024

Adcock Ingram Holdings Ltd.	10,346	94

Aspen Pharmacare Holdings Ltd. *	509,463	6,867

Barloworld Ltd.	2,202,271	14,781

Emira Property Fund	256,828	481

Exxaro Resources Ltd.	462,771	7,984

FirstRand Ltd.	1,069,486	3,290

Fountainhead Property Trust	967,349	960

Grindrod Ltd.	292,748	705

Harmony Gold Mining Co. Ltd. ADR	91,285	1,031

Impala Platinum Holdings Ltd.	226,659	5,846

Imperial Holdings Ltd.	193,104	3,132

Investec Ltd.	263,070	2,243

Kumba Iron Ore Ltd.	39,569	2,059

Massmart Holdings Ltd.	669,957	14,201

Metropolitan Holdings Ltd.	905,570	2,130

MTN Group Ltd.	262,622	4,745

Naspers Ltd., Class N	386,341	18,875

Netcare Ltd. *	733,300	1,455

Remgro Ltd.	90,436	1,414

Sanlam Ltd.	924,450	3,485

Standard Bank Group Ltd.	1,210,106	19,253

Trans Hex Group Ltd. *	5,290	2
Truworths International Ltd.	3,582,591	35,894
		160,951

South Korea – 11.4%

Busan Bank	187,940	2,316

Celltrion, Inc. *	353,684	6,941

Daegu Bank Ltd.	102,014	1,343

Daishin Securities Co. Ltd.	76,652	1,008

Daum Communications Corp. *	50,740	3,507

Dongbu Insurance Co. Ltd.	33,119	1,024

Halla Climate Control Corp.	79,685	1,494

Hana Financial Group, Inc.	79,220	2,345

Hankook Tire Co. Ltd.	535,411	15,472

Hanwha Chem Corp.	168,220	4,035

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.4% – continued

South Korea – 11.4% – continued

Honam Petrochemical Corp.	20,856	$3,887

Hynix Semiconductor, Inc. *	105,000	2,043

Hyundai Department Store Co. Ltd.	10,114	1,224

Hyundai Marine & Fire Insurance Co. Ltd.	63,880	1,244

Hyundai Motor Co.	113,845	15,276

Kangwon Land, Inc.	113,290	2,464

KB Financial Group, Inc. ADR	264,512	11,340

Korea Exchange Bank	188,110	2,285

Korea Kumho Petrochemical *	5,165	328

KP Chemical Corp.	113,630	1,365

KT Corp.	38,997	1,564

LG Corp.	45,365	3,282

LG Display Co. Ltd.	102,720	3,556

LG Electronics, Inc.	34,500	2,908

LG Household & Health Care Ltd.	19,042	7,031

MegaStudy Co. Ltd.	17,066	2,525

NCSoft Corp.	243,472	50,650

Neowiz Games Corp. *	43,475	1,758

NHN Corp. *	38,278	6,580

POSCO	4,047	1,832

Samsung Electronics Co. Ltd.	83,489	56,894

Shinhan Financial Group Co. Ltd.	592,153	22,669

Shinsegae Co. Ltd.	18,288	9,639
Woongjin Coway Co. Ltd.	165,349	6,444
		258,273

Taiwan – 8.3%

Acer, Inc.	1,868,035	4,745

Asustek Computer, Inc.	245,080	1,762

AU Optronics Corp. *	2,989,120	3,122

Chunghwa Telecom Co. Ltd.	1,058,153	2,370

Compal Electronics, Inc.	2,011,963	2,410

Delta Electronics, Inc.	2,277,385	9,509

Eternal Chemical Co. Ltd.	1,859,550	1,946

Fubon Financial Holding Co. Ltd.	999,548	1,230

Hon Hai Precision Industry Co. Ltd.	6,290,105	23,639

Largan Precision Co. Ltd.	409,000	7,786

Lite-On Technology Corp.	1,878,675	2,368

Macronix International	2,078,665	1,292

MediaTek, Inc.	550,442	7,740

Novatek Microelectronics Corp. Ltd.	247,034	698

Pegatron Corp. *	659,636	862

POU Chen Corp.	1,337,000	1,174

President Chain Store Corp.	4,602,408	19,800

Quanta Computer, Inc.	706,730	1,150

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 89.4% – continued

Taiwan – 8.3% – continued

Silitech Technology Corp.	570,566	$1,692

Soft-World International Corp.	187,000	823

Synnex Technology International Corp.	1,337,776	3,099

Taishin Financial Holdings Co. Ltd. *	24,458,850	10,956

Taiwan Cement Corp.	9,561,000	10,193

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	844,853	8,567

Taiwan Semiconductor Manufacturing Co. Ltd.	14,136,270	28,044

Teco Electric and Machinery Co. Ltd.	2,569,000	1,493

U-Ming Marine Transport Corp.	1,149,360	2,254

Unimicron Technology Corp.	2,157,063	3,794

Uni-President Enterprises Corp.	2,392,068	3,101

United Microelectronics Corp.	5,556,000	2,462

Wintek Corp. *	5,407,399	8,466

WPG Holdings Co. Ltd.	838,924	1,664
Yageo Corp. *	17,432,000	7,506
		187,717

Thailand – 2.3%

Bangkok Bank PCL (Registered)	804,549	4,275

Bangkok Bank PCL NVDR	189,107	971

Banpu PCL (Registered)	399,453	9,478

Banpu PCL NVDR	81,500	1,919

Charoen Pokphand Foods PCL (Registered)	5,099,724	4,243

CP ALL PCL (Registered)	292,069	407

Kasikornbank PCL (Registered)	1,560,429	6,367

Kasikornbank PCL NVDR	3,113,629	11,987

Krung Thai Bank PCL (Registered)	1,387,034	772

Land and Houses PCL (Registered)	683,300	171

Land and Houses PCL NVDR	33,622,221	8,185

Siam Cement PCL NVDR	239,506	2,625
Thanachart Capital PCL	600,045	791
		52,191

Turkey – 3.2%

Anadolu Efes Biracilik Ve Malt

Sanayii A.S.	157,628	2,461

Ford Otomotiv Sanayi A.S.	1,058,606	9,066

Haci Omer Sabanci Holding A.S.	970,237	5,022

KOC Holding A.S.	169,753	808

Tofas Turk Otomobil Fabrikasi A.S.	144,526	748

Tupras Turkiye Petrol Rafine	813,781	21,814

Turk Hava Yollari *	2,059,889	8,391

Turk Sise ve Cam Fabrikalari A.S. *	1,746,201	3,110

Turkiye Garanti Bankasi A.S.	2,913,610	16,887

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 89.4% – continued

Turkey – 3.2% – continued

Turkiye Halk Bankasi A.S.	250,561	$2,316

Turkiye Is Bankasi, Class C	392,356	1,665
Yazicilar Holding A.S., Class A	36,835	285
		72,573

United Arab Emirates – 0.2%
Dragon Oil PLC *	794,755	5,502

United Kingdom – 1.4%

Anglo American PLC	491,432	19,942

BHP Billiton PLC	209,407	6,754

Evraz Group S.A. GDR (Registered) *	66,839	2,007
SABMiller PLC	93,060	3,026
		31,729

United States – 0.6%

Cognizant Technology Solutions Corp., Class A *	110,600	7,130
Grupo Financiero Galicia S.A. *	645,900	6,446
		13,576
Total Common Stocks
(Cost $1,595,121) (1)		2,035,086

PREFERRED STOCKS – 4.9%

Brazil – 4.9%

Banco Bradesco S.A.	314,757	6,310

Bradespar S.A.	99,597	2,384

Brasil Telecom S.A. *	164,287	1,083

Braskem S.A., Class A *	300,184	3,048

Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	46,596	1,607

Cia de Bebidas das Americas ADR	37,139	4,597

Confab Industrial S.A.	376,788	1,370

Eletropaulo Metropolitana SP, Class B	95,430	1,703

Itau Unibanco Holding S.A.	21,644	518

Itau Unibanco Holding S.A. ADR	2,620,834	63,372

Klabin S.A.	720,833	2,002

Marcopolo S.A.	87,180	289

Metalurgica Gerdau S.A.	155,788	2,515

Petroleo Brasileiro S.A. – Petrobras	448,331	7,231

Suzano Papel e Celulose S.A.	246,212	2,335

Tam S.A.	62,636	1,418

Telecomunicacoes de Sao Paulo S.A.	47,353	1,161

Usinas Siderurgicas de Minas Gerais S.A., Class A	208,456	2,797

Vale S.A., Class A	161,303	4,414

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 4.9% – continued

Brazil – 4.9% – continued
Vivo Participacoes S.A.	69,609	$1,901
		112,055
Total Preferred Stocks
(Cost $88,437) (1)		112,055

INVESTMENT COMPANIES – 4.7%

iShares MSCI Emerging Markets Index Fund	679,503	30,421

Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	69,699,608	69,700
Vanguard Emerging Markets ETF	140,495	6,378
Total Investment Companies
(Cost $96,198)		106,499

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.9%

United Kingdom – 0.9%

Delta Electronics, Inc., Exp. 8/31/20 *	1,903,900	$7,937

UBS A.G. London, Exp. 5/8/12 *	585,060	5,058
USB A.G. London, Exp. 12/17/12 *	979,000	6,471
Total Warrants
(Cost $14,074)		19,466

Total Investments – 99.9%
(Cost $1,793,830)		2,273,106
Other Assets less Liabilities – 0.1%		2,144
NET ASSETS – 100.0%		$2,275,250

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,266,000 with net sales of approximately $11,566,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	7.0
Energy	11.6
Financials	26.9
Health Care	1.8
Industrials	6.2
Information Technology	15.4
Materials	10.5
Telecommunication Services	6.4
Utilities	1.1

Total	100.0%

At September 30, 2010, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	27.8%
Hong Kong Dollar	12.6
South Korean Won	11.2
South African Rand	8.6
Taiwan Dollar	8.1
Brazilian Real	7.9
All other currencies less than 5%	23.8

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

At September 30, 2010, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Israeli Shekel	164	United States Dollar	45	10/1/10	$–
Mexican Peso	7,574	United States Dollar	606	10/1/10	5
South African Rand	360	United States Dollar	52	10/1/10	–
United States Dollar	92	Israeli Shekel	338	10/1/10	1
United States Dollar	589	South Korean Won	672,794	10/1/10	1
Hong Kong Dollar	517	United States Dollar	67	10/4/10	–
Hong Kong Dollar	3,147	United States Dollar	406	10/4/10	–
South African Rand	4,142	United States Dollar	590	10/4/10	(4)
South African Rand	9,170	United States Dollar	1,315	10/5/10	1
United States Dollar	954	Hong Kong Dollar	7,404	10/5/10	–
United States Dollar	378	Brazilian Real	649	10/18/10	–

Total					$4
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$53,724	$231,212	$–	$284,936
Consumer Staples	59,118	86,751	–	145,869
Energy	102,280	144,383	–	246,663
Financials	102,950	375,657	–	478,607
Healthcare	16,142	27,185	–	43,327
Industrials	48,245	86,193	–	134,438
Information Technology	44,669	291,281	–	335,950
Materials	58,467	148,975	–	207,442
Telecommunication Services	88,779	47,562	–	136,341
Utilities	9,346	12,167	–	21,513
Preferred Stock
Consumer Staples	6,204	–	–	6,204
Energy	7,231	–	–	7,231
Financials	70,200	–	–	70,200
Industrials	1,707	–	–	1,707
Materials	20,865	–	–	20,865
Telecommunication
Services	4,145	–	–	4,145
Utilities	1,703	–	–	1,703
Warrants
Financials	11,529	–	–	11,529
Information Technology	–	7,937	–	7,937
Investment Companies	106,499	–	–	106,499
Total Investments	$813,803	$1,459,303	$–	$2,273,106

OTHER FINANCIAL INSTRUMENTS
Assets

Forward Foreign Currency Exchange Contracts	$–	$8	$–	$8
Liabilities

Forward Foreign Currency Exchange Contracts	–	(4)	–	(4)
Total Other Financial Instruments	$–	$4	$–	$4

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6%

Australia- 7.4%

BGP Holdings PLC - Fractional Shares *	3,277,404	$–

CFS Retail Property Trust	670,000	1,227

Dexus Property Group	5,749,978	4,751

FKP Property Group	869,136	714

Goodman Group	7,159,351	4,463

GPT Group	2,077,555	5,910

ING Office Fund	3,817,000	2,214

Mirvac Group	2,037,644	2,619

Stockland	3,275,758	12,157
Westfield Group	1,659,295	19,661
		53,716

Brazil – 0.9%

BR Malls Participacoes S.A.	240,766	2,012

BR Properties S.A.	254,047	2,447

MRV Engenharia e Participacoes S.A.	114,918	1,091
Multiplan Empreendimentos Imobiliarios S.A.	50,976	1,082
		6,632

Canada – 1.9%

Boardwalk Real Estate Investment Trust	50,752	2,318

Calloway Real Estate Investment Trust	71,100	1,669

Canadian Real Estate Investment Trust	12,900	392

Cominar Real Estate Investment Trust	30,700	647

H&R Real Estate Investment Trust	79,015	1,517

Primaris Retail Real Estate Investment Trust	101,743	1,930
RioCan Real Estate Investment Trust	233,035	5,191
		13,664

China – 2.6%

Agile Property Holdings Ltd.	1,296,000	1,466

China Overseas Land & Investment Ltd.	5,869,440	12,422

Guangzhou R&F Properties Co. Ltd., Class H	1,600,000	2,241

KWG Property Holding Ltd.	1,321,196	1,011
Shimao Property Holdings Ltd.	937,500	1,559
		18,699

Finland – 0.3%
Sponda OYJ	463,533	2,253

France – 5.2%

ICADE	28,248	2,970

Klepierre	107,548	4,158

Mercialys S.A.	35,709	1,391

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 94.6% – continued

France - 5.2% – continued

Societe Immobiliere de Location pour I’Industrie et le Commerce	6,300	$813
Unibail-Rodamco S.E.	127,321	28,310
		37,642

Hong Kong – 15.5%

Cheung Kong Holdings Ltd.	62,100	941

China Resources Land Ltd.	514,000	1,045

Glorious Property Holdings Ltd.	3,580,762	1,023

Great Eagle Holdings Ltd.	159,032	484

Hang Lung Properties Ltd.	2,975,200	14,510

Hongkong Land Holdings Ltd.	2,973,000	18,479

Hysan Development Co. Ltd.	2,361,778	8,447

Kerry Properties Ltd.	2,225,300	12,018

Lifestyle International Holdings Ltd.	3,544,400	8,753

Link REIT (The)	833,297	2,468

New World Development Ltd.	1,529,005	3,075

Shangri-La Asia Ltd.	2,860,741	6,493

Sun Hung Kai Properties Ltd.	1,504,885	25,817
Wharf Holdings Ltd.	1,433,900	9,223
		112,776

Japan – 7.6%

Advance Residence Investment Corp. *	83	140

Aeon Mall Co. Ltd.	315,000	7,672

Daiwa House Industry Co. Ltd.	500,000	5,041

Daiwa Office Investment Corp.	97	253

Frontier Real Estate Investment Corp.	71	586

Goldcrest Co. Ltd.	9,960	188

Japan Logistics Fund, Inc.	95	781

Japan Prime Realty Investment Corp.	265	583

Japan Real Estate Investment Corp.	248	2,257

Japan Retail Fund Investment Corp.	448	631

Kenedix Realty Investment Corp.	259	980

Mitsubishi Estate Co. Ltd.	972,180	15,851

Mitsui Fudosan Co. Ltd.	864,296	14,579

Nippon Accommodations Fund, Inc.	64	368

Nippon Building Fund, Inc.	144	1,261

Orix JREIT, Inc.	38	185

Sumitomo Realty & Development Co. Ltd.	134,300	2,782
United Urban Investment Corp.	134	924
		55,062

Netherlands – 0.7%

Corio N.V.	36,974	2,529

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Netherlands – 0.7% – continued
Eurocommercial Properties N.V. – CVA	62,270	$2,890
		5,419

Norway – 0.2%
Norwegian Property ASA *	875,459	1,512

Philippines – 0.0%
SM Prime Holdings, Inc.	591,200	170

Singapore – 5.7%

Ascendas Real Estate Investment Trust	827,146	1,380

CapitaCommercial Trust	3,325,558	3,746

CapitaLand Ltd.	4,790,255	14,778

CapitaMall Trust	2,396,100	3,920

CapitaMalls Asia Ltd.	974,000	1,603

City Developments Ltd.	953,900	9,249

Frasers Centrepoint Trust	280,500	316
Keppel Land Ltd.	2,116,020	6,511
		41,503

Spain – 0.8%
Sol Melia S.A.	624,000	5,600

Sweden – 1.0%

Castellum AB	182,570	2,429

Fabege AB	248,544	2,497

Hufvudstaden AB, Class A	91,310	984
Wihlborgs Fastigheter AB	51,840	1,428
		7,338

Switzerland – 0.4%
Swiss Prime Site A.G. (Registered) *	35,439	2,515

Thailand – 0.7%
Central Pattana PCL NVDR	5,250,000	5,231

United Kingdom – 5.4%

British Land Co. PLC	604,255	4,417

Derwent London PLC	427,528	10,114

Grainger PLC	239,450	413

Great Portland Estates PLC	1,276,647	6,849

Hammerson PLC	560,612	3,475

Land Securities Group PLC	973,593	9,783

Safestore Holdings PLC	535,300	1,042

Segro PLC	131,754	566
Shaftesbury PLC	390,000	2,656
		39,315

United States – 38.3%

Acadia Realty Trust	31,131	591

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

United States – 38.3% – continued

Alexandria Real Estate Equities, Inc.	30,600	$2,142

AMB Property Corp.	215,000	5,691

American Campus Communities, Inc.	181,387	5,521

Apartment Investment & Management Co., Class A	168,243	3,597

AvalonBay Communities, Inc.	103,623	10,770

Boston Properties, Inc.	232,212	19,301

BRE Properties, Inc.	85,942	3,567

Brookdale Senior Living, Inc. *	72,639	1,185

Brookfield Properties Corp.	283,412	4,399

Developers Diversified Realty Corp.	316,972	3,556

Digital Realty Trust, Inc.	119,571	7,378

Douglas Emmett, Inc.	340,611	5,964

DuPont Fabros Technology, Inc.	40,028	1,007

Equity Lifestyle Properties, Inc.	42,643	2,323

Equity Residential	220,830	10,505

Essex Property Trust, Inc.	68,000	7,442

Extra Space Storage, Inc.	52,500	842

Federal Realty Investment Trust	130,409	10,649

Forest City Enterprises, Inc., Class A *	80,302	1,030

HCP, Inc.	345,859	12,444

Health Care REIT, Inc.	72,698	3,441

Highwoods Properties, Inc.	50,800	1,649

Host Hotels & Resorts, Inc.	889,832	12,885

Hyatt Hotels Corp., Class A *	48,982	1,831

Kimco Realty Corp.	188,042	2,962

Liberty Property Trust	86,600	2,763

Macerich (The) Co.	185,993	7,988

Nationwide Health Properties, Inc.	255,125	9,866

Pebblebrook Hotel Trust *	30,800	555

Post Properties, Inc.	57,121	1,595

ProLogis	278,737	3,283

PS Business Parks, Inc.	18,265	1,033

Public Storage	149,790	14,536

Regency Centers Corp.	70,000	2,763

Simon Property Group, Inc.	353,667	32,799

SL Green Realty Corp.	148,208	9,386

Sovran Self Storage, Inc.	7,463	283

Starwood Hotels & Resorts Worldwide, Inc.	61,500	3,232

Sunstone Hotel Investors, Inc. *	81,307	738

Tanger Factory Outlet Centers, Inc.	68,119	3,211

Taubman Centers, Inc.	99,200	4,425

UDR, Inc.	119,922	2,533

Ventas, Inc.	231,834	11,956

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

United States – 38.3% – continued
Vornado Realty Trust	266,589	$22,801
		278,418
Total Common Stocks
(Cost $505,963) (1)		687,465

INVESTMENT COMPANIES – 5.0%
Northern Institutional Funds - Diversified Assets Portfolio (2)(3)	36,396,508	36,396
Total Investment Companies
(Cost $36,396)		36,396

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Hong Kong – 0.0%
Henderson Land Development Co. Ltd. *	40,600	$12
Total Warrants
(Cost $ – )		12
Total Investments – 99.6%
(Cost $542,359)		723,873
Other Assets less Liabilities – 0.4%		2,750
NET ASSETS – 100.0%		$726,623

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,244,000 with net purchases of approximately $7,152,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Healthcare Providers & Services	0.2%
Household Durables	0.2
Hotel Restaurants & Leisure	2.5
Multiline Retail	1.3
Real Estate	5.2
Real Estate Investment Trusts	58.0
Real Estate Management & Development	32.6

Total	100.0%

At September 30, 2010, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	43.2%
Hong Kong Dollar	16.5
Japanese Yen	8.0
Australian Dollar	7.8
Euro	7.4
Singapore Dollar	6.0
British Pound	5.7
All other currencies less than 5%	5.4

Total	100.0%

At September 30, 2010, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Euro	61	United States Dollar	84	10/1/10	$–
Euro	54	United States Dollar	74	10/1/10	–
Euro	8	United States Dollar	11	10/1/10	–
Euro	22	United States Dollar	30	10/1/10	–
Euro	81	United States Dollar	111	10/1/10	–
Japanese Yen	2,335	United States Dollar	28	10/1/10	–
Japanese Yen	1,533	United States Dollar	18	10/1/10	–
Japanese Yen	653	United States Dollar	8	10/1/10	–
Japanese Yen	392	United States Dollar	5	10/1/10	–
Japanese Yen	358	United States Dollar	4	10/1/10	–
Norwegian Krone	293	United States Dollar	50	10/1/10	–
United States Dollar	87	Canadian Dollar	90	10/1/10	–
United States Dollar	21	Japanese Yen	1,794	10/1/10	–
United States Dollar	35	Philippine Peso	1,548	10/1/10	–

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United States Dollar	12	Singapore Dollar	16	10/1/10	$–
United States Dollar	73	Singapore Dollar	97	10/1/10	–
Euro	78	United States Dollar	105	10/4/10	(1)
Euro	41	United States Dollar	56	10/4/10	–
Hong Kong Dollar	846	United States Dollar	109	10/4/10	–
Hong Kong Dollar	643	United States Dollar	83	10/4/10	–
Hong Kong Dollar	97	United States Dollar	13	10/4/10	–
Hong Kong Dollar	50	United States Dollar	6	10/4/10	–
Hong Kong Dollar	90	United States Dollar	12	10/4/10	–
Hong Kong Dollar	35	United States Dollar	4	10/4/10	–
Japanese Yen	5,154	United States Dollar	62	10/4/10	–
Japanese Yen	2,152	United States Dollar	26	10/4/10	–
Japanese Yen	1,974	United States Dollar	24	10/4/10	–
Japanese Yen	880	United States Dollar	11	10/4/10	–
Japanese Yen	661	United States Dollar	8	10/4/10	–
United States Dollar	9	Hong Kong Dollar	68	10/4/10	–
United States Dollar	49	Hong Kong Dollar	377	10/4/10	–
United States Dollar	83	Hong Kong Dollar	644	10/4/10	–
United States Dollar	8	Japanese Yen	700	10/4/10	–
United States Dollar	56	Singapore Dollar	73	10/4/10	–
United States Dollar	39	Singapore Dollar	51	10/4/10	–
United States Dollar	96	Euro	70	10/5/10	–
United States Dollar	6	Japanese Yen	522	10/5/10	–
United States Dollar	32	Singapore Dollar	43	10/5/10	–
United States Dollar	9	Swedish Krona	61	10/5/10	–
United States Dollar	55	Swiss Franc	54	10/5/10	–

Total					$(1)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks

Consumer Discretionary	$6,154	$20,846		$–	$27,000

Financials	291,376	367,904		–	659,280

Health Care	1,185	–		–	1,185

Investment Companies	36,396	–		–	36,396
Warrants	12	–		–	12
Total Investments	$335,123	$388,750		$–	$723,873

OTHER FINANCIAL INSTRUMENTS
Liabilities
Forward Foreign Currency Exchange Contracts	$–		$(1)	$–		$(1)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2%

Australia – 2.2%

Alumina Ltd.	3,428,232	$5,997

Australia & New Zealand Banking Group Ltd.	456,400	10,445

BHP Billiton Ltd.	200,223	7,633

Incitec Pivot Ltd.	2,820,423	9,786

National Australia Bank Ltd.	269,365	6,597

Newcrest Mining Ltd.	376,999	14,454
Telstra Corp. Ltd.	4,065,100	10,294
		65,206

Belgium – 1.3%

Anheuser-Busch InBev N.V.	108,478	6,373

Belgacom S.A.	308,677	12,049

Colruyt S.A.	14,542	3,844
Delhaize Group S.A.	212,600	15,414
		37,680

Brazil – 3.2%

Banco Bradesco S.A. ADR	535,700	10,918

BM&FBOVESPA S.A.	194,700	1,628

BR Malls Participacoes S.A.	415,600	3,473

Centrais Eletricas Brasileiras S.A.	540,772	6,891

Cia de Saneamento Basico do Estado de Sao Paulo	125,400	5,707

Cia Paranaense de Energia ADR	348,500	7,754

Diagnosticos da America S.A.	494,000	5,956

Empresa Brasileira de Aeronautica S.A.	1,541,490	10,759

Localiza Rent A CAR	398,000	6,692

Lojas Renner S.A.	175,000	5,998

Odontoprev S.A.	298,000	3,503

PDG Realty S.A. Empreendimentose Participacoes	287,500	3,424

Petroleo Brasileiro S.A. ADR	291,900	10,587

Rossi Residencial S.A.	591,000	5,659

Vale S.A. ADR	190,400	5,954
Weg S.A.	84,888	928
		95,831

Canada – 6.8%

Agrium, Inc.	176,490	13,235

Barrick Gold Corp.	442,966	20,505

Brookfield Asset Management, Inc., Class A	312,549	8,867

Canadian National Railway Co.	22,900	1,464

Canadian Natural Resources Ltd.	220,700	7,634

Cenovus Energy, Inc.	182,719	5,255

Eldorado Gold Corp.	298,800	5,523

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Canada – 6.8% – continued

EnCana Corp.	201,759	$6,096

Inmet Mining Corp.	52,078	2,901

Ivanhoe Mines Ltd. *	203,366	4,761

Kinross Gold Corp. (New York Exchange)	791,345	14,869

Magna International, Inc.	76,928	6,328

Nexen, Inc.	1,327,224	26,677

Pacific Rubiales Energy Corp. *	149,259	4,197

Pan American Silver Corp.	110,100	3,258

Royal Bank of Canada	175,000	9,115

Suncor Energy, Inc.	474,908	15,458

Tim Hortons, Inc.	100,822	3,673

TMX Group, Inc.	165,380	5,084

Toronto-Dominion Bank (The)	145,600	10,521

TransCanada Corp.	142,100	5,275

Western Coal Corp. *	709,800	4,049
Yamana Gold, Inc. (New York Exchange)	1,590,590	18,133
		202,878

Chile – 0.4%

Banco Santander Chile ADR	59,586	5,753
Lan Airlines S.A.	159,978	4,728
		10,481

China – 3.1%

361 Degrees International Ltd.	7,019,000	7,057

Agile Property Holdings Ltd.	3,328,000	3,765

Angang Steel Co. Ltd., Class H	1,628,000	2,606

Baidu, Inc. ADR *	128,800	13,217

China Shenhua Energy Co. Ltd., Class H	1,955,000	8,063

China Vanke Co. Ltd., Class B	1,756,457	2,222

Dongfang Electric Corp. Ltd., Class H	1,355,400	6,368

Dongfeng Motor Group Co. Ltd., Class H	6,762,331	13,842

Focus Media Holding Ltd. ADR *	250,600	6,090

Guangzhou Automobile Group Co. Ltd., Class H	3,710,000	6,388

Industrial & Commercial Bank of China, Class H	9,963,000	7,407

Renesola Ltd. *	550,000	6,875

Weichai Power Co. Ltd.	327,000	3,456
Yanzhou Coal Mining Co. Ltd. ADR	239,100	5,827
		93,183

Denmark – 0.9%

Coloplast A/S, Class B	34,276	4,089

FLSmidth & Co. A/S	55,292	4,035

Novo Nordisk A/S, Class B	148,229	14,671

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Denmark – 0.9% – continued
Novozymes A/S, Class B	22,721	$2,890
		25,685

Finland – 1.2%

Kone OYJ, Class B	155,534	8,042

Nokia OYJ	1,053,901	10,598
Nokia OYJ ADR	1,735,162	17,404
		36,044

France – 6.2%

Alcatel-Lucent *	2,749,806	9,290

Areva S.A.	13,687	5,751

BNP Paribas	224,726	16,059

Carrefour S.A.	468,214	25,216

Cie Generale d’Optique Essilor International S.A.	80,809	5,563

Compagnie Generale des Establissements Michelin, Class B	172,072	13,131

EDF Energies Nouvelles S.A.	46,254	1,773

EDF S.A.	150,231	6,484

France Telecom S.A.	725,300	15,694

Hermes International	41	9

L’Oreal S.A.	108,967	12,278

LVMH Moet Hennessy Louis Vuitton S.A.	57,722	8,484

Sanofi-Aventis	268,298	17,904

Schneider Electric S.A.	65,105	8,272

Societe Generale	100,818	5,837

Thales S.A.	333,535	12,197

Total S.A.	180,906	9,331

UBISOFT Entertainment *	532,301	5,941
Vallourec S.A.	60,216	5,992
		185,206

Germany – 4.2%

Adidas A.G.	89,780	5,564

Allianz S.E. (Registered)	139,870	15,790

BASF S.E.	183,523	11,595

Daimler A.G. (Registered) *	138,945	8,815

E.ON A.G.	379,980	11,184

GEA Group A.G.	210,843	5,275

MAN S.E.	52,115	5,685

Metro A.G.	51,643	3,365

SAP A.G.	316,289	15,667

Siemens A.G. (Registered)	286,896	30,343

Symrise A.G.	279,185	7,771

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Germany – 4.2% – continued
United Internet A.G. (Registered)	194,232	$3,141
		124,195

Hong Kong – 2.2%

Belle International Holdings Ltd.	3,114,000	6,253

Cheung Kong Holdings Ltd.	686,149	10,402

CNOOC Ltd.	9,843,522	19,112

Fushan International Energy Group Ltd.	6,996,000	4,731

Hong Kong Exchanges and Clearing Ltd.	451,000	8,867

Li & Fung Ltd.	1,402,153	7,848

Shangri-La Asia Ltd.	1,858,000	4,217
Sun Hung Kai Properties Ltd.	195,000	3,345
		64,775

India – 1.0%

HDFC Bank Ltd. ADR	22,012	4,058

ICICI Bank Ltd. ADR	194,600	9,701

Infosys Technologies Ltd. ADR	114,297	7,693
Tata Motors Ltd. ADR	338,400	8,633
		30,085

Indonesia – 0.4%

Astra International Tbk PT	946,000	6,026
Bank Rakyat Indonesia	4,332,137	4,845
		10,871

Ireland – 1.4%

Accenture PLC, Class A	122,400	5,201

Covidien PLC	534,890	21,497

CRH PLC	613,400	10,110
Experian PLC	381,990	4,161
		40,969

Israel – 0.3%
Teva Pharmaceutical Industries Ltd. ADR	172,000	9,073

Italy – 1.6%

ENI S.p.A.	251,572	5,431

ERG S.p.A.	457,712	6,187

Saipem S.p.A.	449,251	18,036
Telecom Italia S.p.A. (RSP)	16,326,938	18,434
		48,088

Japan – 16.8%

Amada Co. Ltd.	405,609	2,786

Asahi Glass Co. Ltd.	1,033,000	10,560

Bank of Yokohama (The) Ltd.	1,070,406	5,010

Canon, Inc.	575,464	26,910

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Japan – 16.8% – continued

Coca-Cola West Co. Ltd.	1,057,800	$17,842

Dai Nippon Printing Co. Ltd.	1,444,000	17,667

Disco Corp.	111,300	6,418

Fanuc Ltd.	110,354	13,996

Fuji Heavy Industries Ltd.	895,000	5,717

FUJIFILM Holdings Corp.	362,600	12,042

Fujitsu Ltd.	710,000	4,996

Ibiden Co. Ltd.	89,700	2,283

INPEX Corp.	1,510	7,109

Isuzu Motors Ltd.	1,641,000	6,350

JS Group Corp.	459,000	9,015

Kao Corp.	243,000	5,931

Keyence Corp.	54,485	11,883

Kose Corp.	94,619	2,249

Mabuchi Motor Co. Ltd.	237,200	12,127

Makino Milling Machine Co. Ltd. *	998,000	6,776

Mitsubishi Corp.	645,952	15,330

Mitsubishi UFJ Financial Group, Inc.	1,505,433	7,027

Mitsui & Co. Ltd.	721,300	10,732

MS&AD Insurance Group Holdings, Inc.	723,784	16,659

Murata Manufacturing Co. Ltd.	68,500	3,611

Nintendo Co. Ltd.	80,214	20,047

Nippon Electric Glass Co. Ltd.	398,577	5,450

Nippon Telegraph & Telephone Corp. ADR	800,389	17,545

Nippon Yusen Kabushiki Kaisha	1,349,000	5,540

Nitori Holdings Co. Ltd.	39,000	3,261

Nitto Denko Corp.	139,200	5,459

NKSJ Holdings, Inc. *	1,205,366	7,583

Nomura Research Institute Ltd.	196,796	3,699

NTT DoCoMo, Inc.	1,510	2,522

Panasonic Corp.	455,800	6,183

Rohm Co. Ltd.	139,800	8,645

Sankyo Co. Ltd.	82,400	4,369

Secom Co. Ltd.	122,619	5,538

Sekisui House Ltd.	1,037,000	9,333

Seven & I Holdings Co. Ltd.	970,341	22,776

Shin-Etsu Chemical Co. Ltd.	57,700	2,818

Shiseido Co. Ltd.	518,000	11,649

SMC Corp.	60,912	8,052

Softbank Corp.	248,500	8,143

Sugi Holdings Co. Ltd.	271,749	6,133

Sumitomo Metal Mining Co. Ltd.	606,268	9,281

Sumitomo Mitsui Financial Group, Inc.	258,800	7,552

Sumitomo Trust & Banking (The) Co. Ltd.	3,629,926	18,214

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Japan – 16.8% – continued

Suzuki Motor Corp.	481,251	$10,123

Takeda Pharmaceutical Co. Ltd.	62,800	2,894

THK Co. Ltd.	668,050	12,553

Toshiba Corp.	695,000	3,372

Toyoda Gosei Co. Ltd.	99,700	2,198

Toyota Motor Corp. ADR	83,525	5,979

Wacoal Holdings Corp.	886,000	11,957
Yahoo! Japan Corp.	21,439	7,416
		497,310

Malaysia – 0.4%

CIMB Group Holdings Bhd.	1,930,398	5,107

Malayan Banking Bhd.	1,950,600	5,564
Sime Darby Bhd.	996,805	2,744
		13,415

Mexico – 1.1%

America Movil S.A.B. de C.V. ADR, Series L	144,695	7,717

Coca-Cola Femsa S.A.B de CV	129,600	10,137

Fomento Economico Mexicano SAB de C.V. ADR	105,200	5,337

Genomma Lab Internacional S.A. de C.V., Series B *	2,106,000	4,049
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,817,325	4,554
		31,794

Netherlands – 2.7%

ASML Holding N.V.	80,618	2,417

Heineken N.V.	223,104	11,597

Koninklijke Ahold N.V.	189,056	2,549

Koninklijke Philips Electronics N.V.	281,100	8,804

Koninklijke Philips Electronics N.V.	167,665	5,285

Royal Dutch Shell PLC ADR	311,479	18,312

Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	522,800	15,815

Royal Dutch Shell PLC, Class A (London Exchange)	189,459	5,706
Wolters Kluwer N.V.	425,019	8,942
		79,427

Norway – 1.1%

Statoil ASA	1,400,479	29,237
Yara International ASA	61,435	2,781
		32,018

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Panama – 0.2%
Copa Holdings S.A., Class A	102,600	$5,531

Peru – 0.1%
Credicorp Ltd.	33,177	3,779

Philippines – 0.1%
Megaworld Corp.	58,962,000	2,975

Portugal – 0.1%
EDP – Energias de Portugal S.A.	1,262,369	4,323

Russia – 0.2%
VTB Bank OJSC GDR (Registered)	915,000	5,279

Singapore – 1.1%

CapitaMalls Asia Ltd.	1,840,000	3,028

DBS Group Holdings Ltd.	650,287	6,958

Golden Agri-Resources Ltd.	15,120,000	6,547

Jardine Cycle & Carriage Ltd.	191,000	5,720
United Overseas Bank Ltd.	754,000	10,496
		32,749

South Africa – 2.5%

AngloGold Ashanti Ltd. ADR	325,787	15,064

Aspen Pharmacare Holdings Ltd. *	534,732	7,208

Gold Fields Ltd.	781,049	11,886

Impala Platinum Holdings Ltd.	231,837	5,979

MTN Group Ltd.	320,277	5,786

Sasol Ltd. ADR	363,400	16,277

Shoprite Holdings Ltd.	260,745	3,693

Standard Bank Group Ltd.	243,232	3,870
Truworths International Ltd.	379,100	3,798
		73,561

South Korea – 3.2%

Hyundai Heavy Industries Co. Ltd.	16,255	4,669

Hyundai Mobis	65,635	14,794

Hyundai Motor Co.	88,287	11,847

KB Financial Group, Inc. ADR	69,700	2,988

Korea Electric Power Corp. ADR *	808,849	10,458

LG Chem Ltd.	18,767	5,489

LG Innotek Co. Ltd.	28,069	3,453

POSCO ADR	95,900	10,931
SK Telecom Co. Ltd. ADR	1,679,417	29,339
		93,968

Spain – 1.6%

Banco Bilbao Vizcaya Argentaria S.A.	772,400	10,460

Banco Santander S.A.	779,626	9,878

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

Spain – 1.6% – continued

Gestevision Telecinco S.A.	294,267	$3,238

Inditex S.A.	196,492	15,597

Tecnicas Reunidas S.A.	45,991	2,449
Telefonica S.A.	185,994	4,614
		46,236

Sweden – 1.3%

Atlas Copco AB, Class A	334,737	6,474

Autoliv, Inc.	36,600	2,391

Hexagon AB	68,695	1,475

Svenska Cellulosa AB, Class B	713,900	10,874

Telefonaktiebolaget LM Ericsson, Class B	639,241	7,022
Volvo AB, Class B *	688,953	10,128
		38,364

Switzerland – 5.0%

Compagnie Financiere Richemont S.A., Class A	301,454	14,509

Credit Suisse Group A.G. (Registered)	169,901	7,277

Foster Wheeler A.G. *	352,165	8,614

GAM Holding Ltd. *	201,952	3,064

Nestle S.A. (Registered)	608,508	32,431

Noble Corp.	151,400	5,116

Novartis A.G. (Registered)	240,516	13,860

Roche Holding A.G. (Genusschein)	99,540	13,591

Sika A.G. (Bearer)	1,203	2,221

Swatch Group (The) A.G. (Registered)	76,335	5,278

UBS A.G. (Registered) *	418,973	7,135

Xstrata PLC	372,139	7,146
Zurich Financial Services A.G.	119,790	28,098
		148,340

Taiwan – 0.2%
Siliconware Precision Industries Co. ADR	1,062,200	5,768

Thailand – 0.5%

Bangkok Bank PCL (Registered)	495,985	2,636

Italian-Thai Development PCL *	45,811,400	7,623
Thanachart Capital PCL	4,632,400	6,105
		16,364

Turkey – 0.5%

Tekfen Holding A.S.	712,313	2,900

Turkcell Iletisim Hizmet AS ADR	311,400	5,219
Turkiye Garanti Bankasi A.S.	1,105,933	6,410
		14,529

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

United Kingdom – 13.0%

Admiral Group PLC	151,849	$3,970

Aggreko PLC	157,278	3,884

AMEC PLC	305,414	4,738

Amlin PLC	448,851	2,833

Anglo American PLC	231,719	9,221

Antofagasta PLC	139,560	2,717

AstraZeneca PLC	527,318	26,772

Autonomy Corp. PLC *	118,674	3,382

BAE Systems PLC	2,436,967	13,118

BG Group PLC	323,824	5,694

BHP Billiton PLC	338,851	10,819

BP PLC ADR	388,401	15,990

British American Tobacco PLC	276,300	10,323

Cairn Energy PLC *	774,286	5,522

Centrica PLC	800,614	4,070

Compass Group PLC	1,703,384	14,204

Diageo PLC	1,211,990	20,885

GlaxoSmithKline PLC	2,019,780	39,847

HSBC Holdings PLC	686,368	6,951

Johnson Matthey PLC	153,121	4,241

Kingfisher PLC	587,159	2,160

Lloyds Banking Group PLC *	10,776,538	12,577

Marks & Spencer Group PLC	882,700	5,385

Next PLC	183,328	6,386

Pearson PLC	664,800	10,297

Petrofac Ltd.	273,351	5,901

Reckitt Benckiser Group PLC	200,215	11,022

Reed Elsevier PLC	1,094,819	9,267

Rio Tinto PLC	178,256	10,467

Rolls-Royce Group PLC *	775,003	7,357

Sage Group (The) PLC	1,287,700	5,595

Scottish & Southern Energy PLC	300,306	5,276

Standard Chartered PLC	803,596	23,091

Tullow Oil PLC	155,663	3,118

Unilever PLC	369,300	10,700

Vedanta Resources PLC	110,715	3,774

Vodafone Group PLC	8,978,487	22,226

Vodafone Group PLC ADR	404,596	10,038

Willis Group Holdings PLC	227,180	7,002
WPP PLC	328,962	3,643
		384,463

United States – 2.1%

Axis Capital Holdings Ltd.	604,537	19,913

Bunge Ltd.	118,590	7,016

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.2% – continued

United States – 2.1% – continued

Frontline Ltd.	187,600	$5,334

Philip Morris International, Inc.	159,546	8,938

RenaissanceRe Holdings Ltd.	265,500	15,919
Schlumberger Ltd.	99,500	6,130
		63,250
Total Common Stocks
(Cost $2,436,224) (1)		2,673,693

PREFERRED STOCKS – 0.4%

Brazil – 0.2%

Centrais Eletricas Brasileiras S.A. ADR	188,293	2,817
Itau Unibanco Holding S.A. ADR	170,532	4,123
		6,940

Germany – 0.2%
Henkel A.G. & Co. KGaA	119,548	6,430
Total Preferred Stocks
(Cost $8,374) (1)		13,370

RIGHTS – 0.0%

France – 0.0%
Cie Generale des Etablissements Michelin *	172,072	480
Total Rights
(Cost $467)		480

INVESTMENT COMPANIES – 8.9%
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	263,148,760	263,149
Total Investment Companies
(Cost $263,149)		263,149

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.20%, 11/18/10 (4)	$7,995	$7,993
Total Short-Term Investments
(Cost $7,993)		7,993

Total Investments – 99.8%
(Cost $2,716,207)		2,958,685
Other Assets less Liabilities – 0.2%		5,196
NET ASSETS – 100.0%		$2,963,881

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,659,000 with net purchases of approximately $151,490,000 during the six months ended September 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini MSCI
EAFE Index	672	$52,302	Long	12/10	$1,410

At September 30, 2010, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	10.6
Energy	11.3
Financials	16.8
Health Care	7.1
Industrials	12.9
Information Technology	8.9
Materials	11.2
Telecommunication Services	6.3
Utilities	2.5

Total	100.0%

At September 30, 2010, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	23.1%
Euro	19.6
Japanese Yen	17.7
British Pound	13.7
All other currencies less than 5%	25.9

Total	100.0%

At September 30, 2010, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
British Pound	558	United States Dollar	881	10/1/10	$6
British Pound	1,031	United States Dollar	1,631	10/1/10	10
Euro	775	United States Dollar	1,052	10/1/10	(5)
Japanese Yen	469,000	United States Dollar	5,606	10/1/10	(12)
Japanese Yen	306,941	United States Dollar	3,670	10/1/10	(7)
Japanese Yen	53,174	United States Dollar	634	10/1/10	(3)
United States Dollar	955	Canadian Dollar	985	10/1/10	2
United States Dollar	2,480	Japanese Yen	207,461	10/1/10	5
United States Dollar	4,797	Japanese Yen	401,258	10/1/10	9
United States Dollar	27	Swedish Krona	182	10/1/10	–
United States Dollar	1,064	Swedish Krona	7,198	10/1/10	4
Brazilian Real	6,571	United States Dollar	3,833	10/4/10	(50)
Euro	5	United States Dollar	7	10/4/10	–
Euro	728	United States Dollar	993	10/4/10	–
Hong Kong Dollar	1,212	United States Dollar	156	10/4/10	–
Hong Kong Dollar	1,558	United States Dollar	201	10/4/10	–
Japanese Yen	21,551	United States Dollar	257	10/4/10	(1)
South African Rand	77,962	United States Dollar	11,104	10/4/10	(72)
South African Rand	12,708	United States Dollar	1,815	10/4/10	(7)
United States Dollar	134	Canadian Dollar	138	10/4/10	–
United States Dollar	2,283	Canadial Dollar	2,355	10/4/10	5
United States Dollar	1,468	Hong Kong Dollar	11,385	10/4/10	–
United States Dollar	1,099	Japanese Yen	91,818	10/4/10	1

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United States Dollar	1,430	Japanese Yen	119,501	10/4/10	$1
United States Dollar	1,108	Japanese Yen	92,668	10/4/10	2
United States Dollar	51	Swedish Krona	343	10/4/10	–
British Pound	1,014	United States Dollar	1,593	10/5/10	1
British Pound	1,643	United States Dollar	2,581	10/5/10	1
Hong Kong Dollar	936	United States Dollar	121	10/5/10	–
Japanese Yen	109,147	United States Dollar	1,306	10/5/10	(2)
Japanese Yen	46,143	United States Dollar	552	10/5/10	(1)
Japanese Yen	26,103	United States Dollar	312	10/5/10	–
Swiss Franc	2,376	United States Dollar	2,417	10/5/10	–
Swiss Franc	888	United States Dollar	904	10/5/10	–
United States Dollar	10,837	British Pound	6,896	10/5/10	(4)
United States Dollar	5,155	Japanese Yen	429,982	10/5/10	(4)
United States Dollar	152	Swedish Krona	1,022	10/5/10	–
Swiss Franc	6,804	United States Dollar	6,630	12/15/10	(300)
Swiss Franc	4,494	United States Dollar	4,458	12/15/10	(119)
Japanese Yen	1,407,885	United States Dollar	16,737	12/16/10	(143)

Total					$(683)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$39,540	$282,193	$–	$321,733
Consumer Staples	35,982	242,816	–	278,798
Energy	154,164	151,448	–	305,612
Financials	125,854	324,252	–	450,106
Health Care	44,079	146,396	–	190,475
Industrials	56,154	295,906	–	352,060
Information Technology	56,158	183,278	–	239,436
Materials	119,184	182,747	–	301,931
Telecommunication Services	69,858	99,762	–	169,620
Utilities	30,810	33,112	–	63,922
Preferred Stocks
Consumer Staples	–	6,430	–	6,430
Financials	4,123	–	–	4,123
Utilities	2,817	–	–	2,817
Investment Companies	263,149	–	–	263,149
Rights
Consumer Discretionary	–	480	–	480
Short-Term Investments	–	7,993	–	7,993

Total Investments	$1,001,872	$1,956,813	$–	$2,958,685

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,410	$–	$–	$1,410
Forward Foreign Currency Exchange Contracts	–	47	–	47
Liabilities
Forward Foreign Currency Exchange Contracts	–	(730)	–	(730)
Total Other Financial

Instruments	$1,410	$(683)	$–	$727

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/10 (000s)
Common Stocks
Energy	$366	$(121)	$228	$(473)	$–	$–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4%

Aerospace/Defense – 3.4%

Boeing (The) Co.	103,961	$6,918

General Dynamics Corp.	67,044	4,211

Northrop Grumman Corp.	178,400	10,816
United Technologies Corp.	19,920	1,419
		23,364

Agriculture – 0.8%
Archer-Daniels-Midland Co.	170,900	5,455

Apparel – 2.6%

Coach, Inc.	43,045	1,849

NIKE, Inc., Class B	120,136	9,628
Polo Ralph Lauren Corp.	71,180	6,396
		17,873

Auto Parts & Equipment – 0.1%
Johnson Controls, Inc.	34,013	1,037

Banks – 7.1%

Banco Santander S.A. ADR	328,000	4,152

Bank of America Corp.	277,000	3,631

Bank of New York Mellon (The) Corp.	188,300	4,920

East West Bancorp, Inc.	156,307	2,545

Goldman Sachs Group (The), Inc.	27,726	4,009

JPMorgan Chase & Co.	162,118	6,172

M&T Bank Corp.	41,000	3,354

Mitsubishi UFJ Financial Group, Inc. ADR	706,000	3,269

Morgan Stanley	32,518	803

PNC Financial Services Group, Inc.	75,532	3,921

U.S. Bancorp	219,120	4,737

Wells Fargo & Co.	180,031	4,524
Zions Bancorporation	158,000	3,375
		49,412

Beverages – 0.6%
Diageo PLC ADR	61,000	4,210

Biotechnology – 1.0%

Celgene Corp. *	49,847	2,872

Gilead Sciences, Inc. *	44,351	1,579

Illumina, Inc. *	22,921	1,128
Vertex Pharmaceuticals, Inc. *	37,099	1,282
		6,861

Chemicals – 4.2%

Dow Chemical (The) Co.	381,047	10,464

E.I. du Pont de Nemours & Co.	129,300	5,769

Monsanto Co.	102,327	4,905

PPG Industries, Inc.	57,431	4,181

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Chemicals – 4.2% – continued
Praxair, Inc.	40,465	$3,652
		28,971

Commercial Services – 0.8%

Mastercard, Inc., Class A	12,291	2,753

Quanta Services, Inc. *	36,455	696
Visa, Inc., Class A	28,258	2,098
		5,547

Computers – 7.6%

Apple, Inc. *	93,999	26,672

EMC Corp. *	349,069	7,089

International Business Machines Corp.	114,014	15,294
NetApp, Inc. *	65,971	3,285
		52,340

Cosmetics/Personal Care – 0.4%

Colgate-Palmolive Co.	15,872	1,220
Estee Lauder (The) Cos., Inc., Class A	26,609	1,682
		2,902

Diversified Financial Services – 0.5%
Charles Schwab (The) Corp.	247,461	3,440

Electric – 3.0%

Dominion Resources, Inc.	103,500	4,519

Edison International	162,800	5,599

NextEra Energy, Inc.	78,500	4,269
Progress Energy, Inc.	136,700	6,072
		20,459

Electrical Components & Equipment – 0.0%
Molex, Inc., Class A	19,660	344

Electronics – 0.2%
Agilent Technologies, Inc. *	50,723	1,693

Entertainment – 0.0%
Warner Music Group Corp. *	8,300	37

Environmental Control – 0.9%
Waste Management, Inc.	167,300	5,979

Food – 5.2%

ConAgra Foods, Inc.	197,500	4,333

H.J. Heinz Co.	95,000	4,500

Hershey (The) Co.	85,000	4,045

Kraft Foods, Inc., Class A	250,780	7,739

Safeway, Inc.	391,562	8,286

Unilever N.V. (Registered)	115,000	3,436

Unilever PLC ADR	65,005	1,892

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Food - 5.2% – continued
Whole Foods Market, Inc. *	42,513	$1,578
		35,809

Gas – 0.2%
Questar Corp.	77,500	1,359

Healthcare – Products – 3.3%

Alcon, Inc.	15,304	2,553

Baxter International, Inc.	210,000	10,019

Hospira, Inc. *	86,000	4,903
Johnson & Johnson	91,500	5,669
		23,144

Healthcare – Services – 0.8%
Quest Diagnostics, Inc.	103,400	5,219

Home Furnishings – 0.1%
Whirlpool Corp.	9,120	738

Household Products/Wares – 0.8%
Kimberly-Clark Corp.	86,600	5,633

Insurance – 2.4%

Allstate (The) Corp.	180,200	5,685

Marsh & McLennan Cos., Inc.	225,400	5,437
Travelers (The) Cos., Inc.	105,000	5,470
		16,592

Internet – 5.3%

Amazon.com, Inc. *	85,237	13,387

Baidu, Inc. ADR *	100,337	10,297

eBay, Inc. *	185,000	4,514

Google, Inc., Class A *	6,786	3,568

priceline.com, Inc. *	11,440	3,985
Tencent Holdings Ltd. ADR	46,103	1,011
		36,762

Lodging – 0.3%
Marriott International, Inc., Class A	63,878	2,289
Marriott International, Inc., Class A - (Fractional Shares) *	9,000	–
		2,289

Machinery – Diversified – 1.0%

Cummins, Inc.	23,533	2,132
Deere & Co.	65,500	4,570
		6,702

Media – 2.9%

Comcast Corp., Class A	289,900	5,241

DIRECTV, Class A *	61,745	2,570

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Media – 2.9% – continued

Time Warner, Inc.	160,000	$4,904
Walt Disney (The) Co.	215,812	7,146
		19,861

Metal Fabrication/Hardware – 0.5%
Precision Castparts Corp.	29,260	3,726

Mining – 0.8%
BHP Billiton PLC ADR	89,214	5,703

Miscellaneous Manufacturing – 1.6%

Danaher Corp.	85,237	3,461

Eaton Corp.	21,227	1,751

Ingersoll-Rand PLC	39,140	1,398
SPX Corp.	70,000	4,430
		11,040

Office/Business Equipment – 0.9%
Xerox Corp.	594,000	6,148

Oil & Gas – 5.7%

Anadarko Petroleum Corp.	84,590	4,826

Chevron Corp.	69,500	5,633

ConocoPhillips	182,300	10,469

EOG Resources, Inc.	38,453	3,575

Hess Corp.	80,000	4,730

Marathon Oil Corp.	167,100	5,531

Occidental Petroleum Corp.	34,292	2,685
QEP Resources Inc.	77,500	2,336
		39,785

Oil & Gas Services – 1.9%

National Oilwell Varco, Inc.	138,800	6,172

Schlumberger Ltd.	55,084	3,394
Weatherford International Ltd. *	191,000	3,266
		12,832

Pharmaceuticals – 6.4%

Abbott Laboratories	135,662	7,087

Allergan, Inc.	21,968	1,461

Cardinal Health, Inc.	155,800	5,148

Eli Lilly & Co.	97,500	3,562

Express Scripts, Inc. *	49,724	2,421

Mead Johnson Nutrition Co.	50,500	2,874

Medco Health Solutions, Inc. *	35,933	1,871

Merck & Co., Inc.	262,050	9,646

Mylan, Inc. *	49,449	930

Novartis A.G. ADR	1,513	87

Pfizer, Inc.	344,365	5,913

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Pharmaceuticals – 6.4% – continued

Shire PLC ADR	18,857	$1,269
Teva Pharmaceutical Industries Ltd. ADR	37,174	1,961
		44,230

Pipelines – 0.7%
Williams (The) Cos., Inc.	250,200	4,781

Retail – 7.1%

Chipotle Mexican Grill, Inc. *	7,648	1,316

Costco Wholesale Corp.	30,450	1,964

CVS Caremark Corp.	160,400	5,048

Dollar General Corp. *	55,275	1,617

Home Depot (The), Inc.	158,000	5,006

J.C. Penney Co., Inc.	91,000	2,473

Lowe’s Cos., Inc.	239,700	5,343

Lululemon Athletica, Inc. *	2,534	113

McDonald’s Corp.	116,815	8,704

Nordstrom, Inc.	72,476	2,696

Staples, Inc.	62,908	1,316

Starbucks Corp.	71,100	1,819

Target Corp.	51,670	2,761

Tiffany & Co.	74,768	3,513

TJX Cos., Inc.	68,989	3,079
Yum! Brands, Inc.	54,546	2,512
		49,280

Semiconductors – 2.2%

Broadcom Corp., Class A	93,135	3,296

Intel Corp.	334,160	6,426

Marvell Technology Group Ltd. *	95,206	1,667
Texas Instruments, Inc.	147,500	4,003
		15,392

Software – 3.7%

Adobe Systems, Inc. *	52,483	1,373

Intuit, Inc. *	106,000	4,644

Oracle Corp.	437,929	11,758

Red Hat, Inc. *	3,712	152

Salesforce.com, Inc. *	43,811	4,898

SolarWinds, Inc. *	20,911	361
VMware, Inc., Class A *	26,288	2,233
		25,419

Telecommunications – 5.7%

American Tower Corp., Class A *	70,442	3,611

AT&T, Inc.	207,100	5,923

Cisco Systems, Inc. *	336,651	7,373

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Telecommunications – 5.7% – continued

Crown Castle International Corp. *	26,768	$1,182

Juniper Networks, Inc. *	99,520	3,020

Motorola, Inc. *	668,200	5,700

QUALCOMM, Inc.	46,218	2,085

Verizon Communications, Inc.	198,900	6,482
Vodafone Group PLC ADR	178,500	4,429
		39,805

Transportation – 1.7%

C.H. Robinson Worldwide, Inc.	5,999	419

Expeditors International of Washington, Inc.	9,279	429

FedEx Corp.	27,775	2,375
Union Pacific Corp.	108,838	8,903
		12,126
Total Common Stocks
(Cost $554,991)		654,299

PREFERRED STOCKS – 0.6%

Banks – 0.6%

Itau Unibanco Holding S.A. ADR	134,200	3,245
Wells Fargo & Co. *	34,675	948
		4,193
Total Preferred Stocks
(Cost $3,039)		4,193

INVESTMENT COMPANIES – 4.1%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	28,735,217	28,735
Total Investment Companies
(Cost $28,735)		28,735

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF I NVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.17%, 11/18/10(3)	$1,165	$1,165
Total Short-Term Investments
(Cost $1,165)		1,165

Total Investments – 99.3%
(Cost $587,930)		688,392

Other Assets less Liabilities – 0.7%		4,539
NET ASSETS – 100.0%		$692,931

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,643,000 with net sales of approximately $3,908,000 during the six months ended September 30, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500	32	$9,094	Long	12/10	$324

At September 30, 2010, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	9.7
Energy	8.7
Financials	11.2
Health Care	11.6
Industrials	9.7
Information Technology	21.8
Materials	5.3
Telecommunication Services	3.3
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$654,299 (1)	$ –	$–	$654,299
Preferred Stocks	4,193 (1)	–	–	4,193
Investment Companies	28,735	–	–	28,735
Short-Term Investments	–	1,165	–	1,165
Total Investments	$687,227	$1,165	$–	$688,392
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$324	$ –	$–	$324

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Aerospace/Defense – 1.9%

Aerovironment, Inc. *	106,385	$2,367

BE Aerospace, Inc. *	41,759	1,266

L-3 Communications Holdings, Inc.	48,395	3,497

Northrop Grumman Corp.	39,100	2,371

Spirit Aerosystems Holdings, Inc., Class A *	132,100	2,633

Teledyne Technologies, Inc. *	39,000	1,553
Triumph Group, Inc.	15,100	1,126
		14,813

Agriculture – 0.8%

Archer-Daniels-Midland Co.	98,100	3,131
Reynolds American, Inc.	54,625	3,244
		6,375

Airlines – 0.1%
Skywest, Inc.	68,200	952

Apparel – 0.8%

Coach, Inc.	77,735	3,339

Deckers Outdoor Corp. *	44,490	2,223
Jones Apparel Group, Inc.	42,900	843
		6,405

Auto Parts & Equipment – 1.2%

Autoliv, Inc.	48,000	3,136

Cooper Tire & Rubber Co.	91,000	1,786
Lear Corp. *	61,000	4,815
		9,737

Banks – 2.7%

Banco Latinoamericano de Comercio

Exterior S.A., Class E	57,900	837

Capital One Financial Corp.	52,916	2,093

City Holding Co.	26,800	822

City National Corp.	28,679	1,522

Comerica, Inc.	105,175	3,907

Credicorp Ltd.	15,176	1,729

Fifth Third Bancorp	251,700	3,028

Huntington Bancshares, Inc.	288,700	1,637

International Bancshares Corp.	55,300	934

KeyCorp	391,400	3,115

PrivateBancorp, Inc.	68,300	778

Regions Financial Corp.	111,000	807
State Street Corp.	15,700	591
		21,800

Beverages – 0.5%

Coca-Cola Enterprises, Inc. *	30,400	942

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Beverages – 0.5% – continued
Constellation Brands, Inc., Class A *	152,000	$2,689
		3,631

Biotechnology – 1.9%

Acorda Therapeutics, Inc. *	62,600	2,067

Amylin Pharmaceuticals, Inc. *	131,300	2,738

Dendreon Corp. *	52,700	2,170

Genzyme Corp. *	51,900	3,674

Human Genome Sciences, Inc. *	87,700	2,612
Vertex Pharmaceuticals, Inc. *	63,200	2,185
		15,446

Chemicals – 2.6%

Arch Chemicals, Inc.	26,500	930

Ashland, Inc.	40,500	1,975

CF Industries Holdings, Inc.	37,100	3,543

Eastman Chemical Co.	61,125	4,523

Lubrizol Corp.	32,300	3,423

NewMarket Corp.	18,300	2,080

PolyOne Corp. *	112,700	1,363

Sigma-Aldrich Corp.	32,415	1,957
Stepan Co.	18,790	1,111
		20,905

Coal – 0.3%
Alpha Natural Resources, Inc. *	60,300	2,481

Commercial Services – 4.2%

Advance America Cash Advance

Centers, Inc.	116,100	468

Alliance Data Systems Corp. *	51,400	3,354

Capella Education Co. *	48,500	3,765

China Real Estate Information Corp. ADR *	211,855	2,273

Convergys Corp. *	203,200	2,124

Gartner, Inc. *	52,003	1,531

Green Dot Corp., Class A *	8,459	410

Hertz Global Holdings, Inc. *	209,225	2,216

Pre-Paid Legal Services, Inc. *	11,700	731

R.R. Donnelley & Sons Co.	64,900	1,101

Resources Connection, Inc.	185,100	2,547

Robert Half International, Inc.	129,900	3,377

SAIC, Inc. *	50,900	813

SEI Investments Co.	155,500	3,163
Strayer Education, Inc.	31,285	5,459
		33,332

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Computers – 2.8%

Cognizant Technology Solutions Corp., Class A *	73,780	$4,757

Computer Sciences Corp.	25,800	1,187

IHS, Inc., Class A *	39,140	2,662

Lexmark International, Inc., Class A *	41,000	1,829

MICROS Systems, Inc. *	116,239	4,920

NCR Corp. *	69,200	943

NetApp, Inc. *	54,910	2,734

Seagate Technology PLC *	155,700	1,834
Western Digital Corp. *	45,600	1,295
		22,161

Cosmetics/Personal Care – 0.4%
Alberto-Culver Co.	80,375	3,026

Distribution/Wholesale – 1.4%

Fastenal Co.	66,020	3,512

Ingram Micro, Inc., Class A *	55,300	932

LKQ Corp. *	161,396	3,357
United Stationers, Inc. *	64,688	3,461
		11,262

Diversified Financial Services – 3.4%

Affiliated Managers Group, Inc. *	28,595	2,230

Ameriprise Financial, Inc.	126,675	5,995

Discover Financial Services	220,000	3,670

Eaton Vance Corp.	53,800	1,562

GFI Group, Inc.	158,800	737

IntercontinentalExchange, Inc. *	28,560	2,991

Invesco Ltd.	115,000	2,441

Janus Capital Group, Inc.	304,900	3,339

Knight Capital Group, Inc., Class A *	80,200	994
T.Rowe Price Group, Inc.	64,000	3,204
		27,163

Electric – 3.4%

Ameren Corp.	71,300	2,025

American Electric Power Co., Inc.	50,700	1,837

CMS Energy Corp.	310,100	5,588

DTE Energy Co.	37,400	1,718

El Paso Electric Co. *	74,500	1,772

MDU Resources Group, Inc.	100,500	2,005

Mirant Corp. *	139,700	1,391

Pepco Holdings, Inc.	124,000	2,306

Progress Energy, Inc.	95,500	4,242

Public Service Enterprise Group, Inc.	77,700	2,570

SCANA Corp.	23,400	944

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Electric – 3.4% – continued
Xcel Energy, Inc.	39,200	$900
		27,298

Electrical Components & Equipment – 0.6%

AMETEK, Inc.	62,795	2,999
General Cable Corp. *	77,500	2,102
		5,101

Electronics – 2.2%

Amphenol Corp., Class A	74,555	3,652

Benchmark Electronics, Inc. *	34,600	567

Dolby Laboratories, Inc., Class A *	34,360	1,952

FLIR Systems, Inc. *	79,915	2,054

Tech Data Corp. *	25,700	1,036

Technitrol, Inc.	33,600	148

Thomas & Betts Corp. *	27,400	1,124

Trimble Navigation Ltd. *	81,090	2,841

Tyco Electronics Ltd.	59,700	1,744

Vishay Intertechnology, Inc. *	76,700	743

Vishay Precision Group, Inc. *	5,478	86
Waters Corp. *	17,563	1,243
		17,190

Engineering & Construction – 0.2%
Tutor Perini Corp. *	63,400	1,274

Environmental Control – 0.7%

Clean Harbors, Inc. *	33,400	2,263
Stericycle, Inc. *	43,410	3,016
		5,279

Food – 2.1%

Cal-Maine Foods, Inc.	24,000	695

Chiquita Brands International, Inc. *	65,800	871

ConAgra Foods, Inc.	88,200	1,935

Dean Foods Co. *	88,200	901

Del Monte Foods Co.	99,200	1,300

Flowers Foods, Inc.	62,286	1,547

Fresh Del Monte Produce, Inc. *	42,800	929

Hain Celestial Group (The), Inc. *	63,000	1,511

Safeway, Inc.	99,700	2,110

SUPERVALU, Inc.	67,800	782

Tyson Foods, Inc., Class A	110,525	1,771
United Natural Foods, Inc. *	66,000	2,187
		16,539

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Forest Products & Paper – 0.2%
International Paper Co.	66,000	$1,435

Gas – 1.0%

NiSource, Inc.	242,525	4,220

Questar Corp.	162,000	2,840
Southern Union Co.	43,800	1,054
		8,114

Hand/Machine Tools – 0.5%

Lincoln Electric Holdings, Inc.	26,125	1,511
Stanley Black & Decker, Inc.	39,575	2,425
		3,936

Healthcare – Products – 4.1%

C.R. Bard, Inc.	22,635	1,843

DENTSPLY International, Inc.	54,820	1,753

Hill-Rom Holdings, Inc.	63,200	2,268

IDEXX Laboratories, Inc. *	51,320	3,167

Intuitive Surgical, Inc. *	13,388	3,799

Kinetic Concepts, Inc. *	27,600	1,010

Masimo Corp.	136,700	3,733

NuVasive, Inc. *	69,400	2,439

ResMed, Inc. *	125,374	4,113

Thoratec Corp. *	48,400	1,790

Varian Medical Systems, Inc. *	60,930	3,686
Volcano Corp. *	104,000	2,702
		32,303

Healthcare – Services – 1.3%

CIGNA Corp.	23,200	830

Coventry Health Care, Inc. *	55,400	1,193

Health Management Associates, Inc., Class A *	486,000	3,723
Health Net, Inc. *	158,100	4,298
		10,044

Home Furnishings – 0.4%
Whirlpool Corp.	34,500	2,793

Household Products/Wares – 0.7%

American Greetings Corp., Class A	31,900	593

Blyth, Inc.	12,175	502

Central Garden and Pet Co., Class A *	99,100	1,027
Church & Dwight Co., Inc.	54,243	3,522
		5,644

Housewares – 0.3%

Newell Rubbermaid, Inc.	144,600	2,575

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Insurance – 5.7%

ACE Ltd.	67,100	$3,909

Aflac, Inc.	13,700	708

Allied World Assurance Co. Holdings Ltd.	11,890	673

Allstate (The) Corp.	55,200	1,742

American Financial Group, Inc.	49,800	1,523

AON Corp.	40,000	1,564

Aspen Insurance Holdings Ltd.	30,700	930

Assurant, Inc.	60,600	2,466

Chubb Corp.	42,400	2,416

CNA Financial Corp. *	85,200	2,385

Endurance Specialty Holdings Ltd.	53,153	2,115

Everest Re Group Ltd.	58,600	5,067

Genworth Financial, Inc., Class A *	35,900	439

Hartford Financial Services Group, Inc.	175,300	4,023

Lincoln National Corp.	82,900	1,983

Montpelier Re Holdings Ltd.	33,200	575

PartnerRe Ltd.	10,700	858

Presidential Life Corp.	44,400	435

Unum Group	100,500	2,226

Validus Holdings Ltd.	32,200	849

W.R. Berkley Corp.	25,200	682
XL Group PLC	346,100	7,497
		45,065

Internet – 2.2%

Akamai Technologies, Inc. *	112,365	5,638

Baidu, Inc. ADR *	34,800	3,571

ChinaCache International Holdings Ltd. ADR *	400	6

Ctrip.com International Ltd. ADR *	61,653	2,944

F5 Networks, Inc. *	29,390	3,051

SouFun Holdings Ltd. ADR *	1,100	72
TIBCO Software, Inc. *	103,103	1,829
		17,111

Investment Companies – 0.0%
Ares Capital Corp.	10,237	160

Iron/Steel – 0.3%
Reliance Steel & Aluminum Co.	50,775	2,109

Leisure Time – 0.2%
Royal Caribbean Cruises Ltd. *	47,259	1,490

Lodging – 0.5%

Marriott International, Inc., Class A – Fractional Shares *	34,801	–

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Lodging – 0.5% – continued
Wyndham Worldwide Corp.	142,000	$3,901
		3,901

Machinery – Diversified – 2.1%

Flowserve Corp.	37,700	4,125

Gardner Denver, Inc.	25,755	1,382

IDEX Corp.	54,835	1,947

NACCO Industries, Inc., Class A	7,929	693

Rockwell Automation, Inc.	70,400	4,346
Roper Industries, Inc.	66,041	4,305
		16,798

Media – 1.5%

CBS Corp., Class B (Non Voting)	55,300	877

Discovery Communications, Inc., Class A *	50,425	2,196

DISH Network Corp., Class A	47,700	914

FactSet Research Systems, Inc.	27,530	2,233

Gannett Co., Inc.	130,900	1,601
Viacom, Inc., Class B	114,275	4,136
		11,957

Metal Fabrication/Hardware – 0.2%
Timken (The) Co.	50,400	1,933

Mining – 0.1%
USEC, Inc. *	172,000	893

Miscellaneous Manufacturing – 2.2%

Crane Co.	144,700	5,490

Eaton Corp.	32,600	2,689

EnPro Industries, Inc. *	42,200	1,320

Griffon Corp. *	67,300	821

ITT Corp.	41,100	1,925

Parker Hannifin Corp.	33,175	2,324
Pentair, Inc.	94,300	3,171
		17,740

Office/Business Equipment – 0.7%
Xerox Corp.	549,600	5,688

Oil & Gas – 5.1%

Atwood Oceanics, Inc. *	56,300	1,714

Chesapeake Energy Corp.	43,000	974

Concho Resources, Inc. *	35,240	2,332

Contango Oil & Gas Co. *	59,500	2,985

Frontier Oil Corp.	30,600	410

Hess Corp.	47,200	2,791

Murphy Oil Corp.	36,300	2,248

Newfield Exploration Co. *	78,527	4,511

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Oil & Gas – 5.1% – continued

Noble Corp.	71,000	$2,399

Noble Energy, Inc.	13,443	1,009

Plains Exploration & Production Co. *	142,300	3,795

Range Resources Corp.	49,135	1,874

Sunoco, Inc.	45,700	1,668

Tesoro Corp.	206,525	2,759

Ultra Petroleum Corp. *	61,100	2,565

Valero Energy Corp.	46,200	809

Venoco, Inc. *	121,621	2,387

W&T Offshore, Inc.	111,700	1,184
Whiting Petroleum Corp. *	22,200	2,120
		40,534

Oil & Gas Services – 3.0%

Complete Production Services, Inc. *	139,225	2,847

Core Laboratories N.V.	55,800	4,913

FMC Technologies, Inc. *	54,010	3,688

Helix Energy Solutions Group, Inc. *	54,500	607

Hornbeck Offshore Services, Inc. *	29,800	581

Oceaneering International, Inc. *	68,355	3,682

Oil States International, Inc. *	140,435	6,537
SEACOR Holdings, Inc. *	11,500	979
		23,834

Packaging & Containers – 0.4%

Ball Corp.	47,925	2,820
Sonoco Products Co.	21,700	726
		3,546

Pharmaceuticals – 2.6%

AmerisourceBergen Corp.	214,600	6,580

Cephalon, Inc. *	37,200	2,323

Endo Pharmaceuticals Holdings, Inc. *	41,700	1,386

Forest Laboratories, Inc. *	85,100	2,632

Ironwood Pharmaceuticals, Inc. *	78,200	796

King Pharmaceuticals, Inc. *	78,200	779

Mylan, Inc. *	209,038	3,932

SXC Health Solutions Corp. *	39,250	1,431
Watson Pharmaceuticals, Inc. *	22,400	948
		20,807

Pipelines – 0.2%
El Paso Corp.	139,150	1,723

Real Estate – 0.5%
CB Richard Ellis Group, Inc., Class A *	231,775	4,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 3.3%

Annaly Capital Management, Inc.	84,600	$1,489

BioMed Realty Trust, Inc.	189,000	3,387

Capstead Mortgage Corp.	45,100	490

CBL & Associates Properties, Inc.	79,800	1,042

CommonWealth REIT	81,875	2,096

DuPont Fabros Technology, Inc.	148,000	3,722

Home Properties, Inc.	95,850	5,071

Hospitality Properties Trust	112,200	2,505

Lexington Realty Trust	145,200	1,040

Medical Properties Trust, Inc.	48,900	496

MFA Financial, Inc.	142,300	1,086

Parkway Properties, Inc.	53,600	793
Vornado Realty Trust	32,000	2,737
		25,954

Retail – 7.4%

Bob Evans Farms, Inc.	22,700	637

Brinker International, Inc.	52,100	983

Cabela’s, Inc. *	99,900	1,896

CarMax, Inc. *	119,100	3,318

Cheesecake Factory (The), Inc. *	40,230	1,065

Children’s Place Retail Stores (The), Inc. *	30,700	1,497

Chipotle Mexican Grill, Inc. *	20,355	3,501

Copart, Inc. *	51,170	1,687

Country Style Cooking Restaurant Chain Co. Ltd. ADR *	2,800	80

Dick’s Sporting Goods, Inc. *	118,680	3,328

Dillard’s, Inc., Class A	53,900	1,274

Dollar Tree, Inc. *	29,805	1,453

Gap (The), Inc.	108,900	2,030

Kohl’s Corp. *	59,500	3,134

Nu Skin Enterprises, Inc., Class A	131,000	3,773

O’Reilly Automotive, Inc. *	77,550	4,126

Panera Bread Co., Class A *	43,660	3,869

Phillips-Van Heusen Corp.	94,829	5,705

RadioShack Corp.	80,500	1,717

Ruby Tuesday, Inc. *	71,600	850

Rue21, Inc. *	131,133	3,385

Tractor Supply Co.	103,310	4,097

Urban Outfitters, Inc. *	79,586	2,502
Williams-Sonoma, Inc.	86,404	2,739
		58,646

Savings & Loans – 1.0%

First Niagara Financial Group, Inc.	405,000	4,718

Hudson City Bancorp, Inc.	132,000	1,618

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Savings & Loans – 1.0% – continued
Northwest Bancshares, Inc.	126,843	$1,420
		7,756

Semiconductors – 2.7%

Aixtron A.G. ADR	21,149	630

Altera Corp.	54,964	1,658

ARM Holdings PLC ADR	207,000	3,883

Atmel Corp. *	125,000	995

Cavium Networks, Inc. *	101,005	2,905

Fairchild Semiconductor International, Inc. *	170,900	1,607

Marvell Technology Group Ltd. *	186,350	3,263

Micron Technology, Inc. *	424,875	3,063

ON Semiconductor Corp. *	168,420	1,214
Teradyne, Inc. *	200,000	2,228
		21,446

Software – 4.8%

ANSYS, Inc. *	108,580	4,587

Cerner Corp. *	61,049	5,128

Citrix Systems, Inc. *	71,055	4,849

Fiserv, Inc. *	33,240	1,789

Intuit, Inc. *	85,290	3,737

MSCI, Inc. Class A *	97,546	3,239

Salesforce.com, Inc. *	52,400	5,858

Smart Technologies, Inc., Class A *	239,974	3,252
VMware, Inc., Class A *	65,502	5,564
		38,003

Telecommunications – 2.7%

Amdocs Ltd. *	29,000	831

Aruba Networks, Inc. *	122,300	2,610

CenturyLink, Inc.	22,700	896

Cincinnati Bell, Inc. *	483,300	1,290

Harris Corp.	49,100	2,175

JDS Uniphase Corp. *	69,700	864

Millicom International Cellular S.A.	9,648	926

Motorola, Inc. *	461,400	3,936

NII Holdings, Inc. *	40,447	1,662

Qwest Communications International, Inc.	563,000	3,530

RF Micro Devices, Inc. *	273,700	1,680
USA Mobility, Inc.	41,200	660
		21,060

Transportation – 3.5%

Atlas Air Worldwide Holdings, Inc. *	61,875	3,112

C.H. Robinson Worldwide, Inc.	97,265	6,801

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Transportation – 3.5% – continued

Canadian Pacific Railway Ltd.	57,825	$3,523

CSX Corp.	22,954	1,270

Expeditors International of Washington, Inc.	149,595	6,916

J.B. Hunt Transport Services, Inc.	31,206	1,083

Knight Transportation, Inc.	105,340	2,036

Overseas Shipholding Group, Inc.	35,600	1,222

Ryder System, Inc.	15,400	658
Tidewater, Inc.	30,700	1,376
		27,997

Trucking & Leasing – 0.1%
Aircastle Ltd.	138,300	1,173

Water – 0.5%
American Water Works Co., Inc.	180,000	4,189
Total Common Stocks
(Cost $651,268)		764,764

INVESTMENT COMPANIES – 3.3%
Northern Institutional Funds – Diversified Assets Portfolio(1)(2)	25,847,737	25,848
Total Investment Companies
(Cost $25,848)		25,848

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.21%, 11/18/10(3)	$1,505	$1,505
Total Short-Term Investments
(Cost $1,505)		1,505

Total Investments – 99.7%
(Cost $678,621)		792,117
Other Assets less Liabilities – 0.3%		2,739
NET ASSETS – 100.0%		$794,856

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,567,000 with net purchases of approximately $13,281,000 during the six months ended September 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P Mid
400 E-mini	205	$16,402	Long	12/10	$902

At September 30, 2010, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	5.0
Energy	9.4
Financials	18.4
Health Care	11.1
Industrials	14.8
Information Technology	17.0
Materials	3.7
Telecommunication Services	1.2
Utilities	5.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock	$764,764(1)	$–	$–	$764,764
Investment Companies	25,848	–	–	25,848
Short-Term Investments	–	1,505	–	1,505

Total Investments	$790,612	$1,505	$–	$792,117

OTHER FINANCIAL INTRUMENTS
Assets
Futures	$902	$–	$–	$902

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1%

Advertising – 0.5%
Interpublic Group of Cos. (The), Inc. *	259,800	$2,606

Aerospace/Defense – 1.1%

Empresa Brasileira de Aeronautica S.A. ADR	23,700	673

HEICO Corp.	26,920	1,229

TransDigm Group, Inc.	28,871	1,791
Triumph Group, Inc.	30,966	2,310
		6,003

Apparel – 2.1%

Columbia Sportswear Co.	33,108	1,935

Jones Apparel Group, Inc.	103,900	2,041

Quiksilver, Inc. *	463,600	1,813

Steven Madden Ltd. *	23,017	945

Under Armour, Inc., Class A *	58,316	2,626
Volcom, Inc. *	92,000	1,759
		11,119

Auto Parts & Equipment – 1.5%

Cooper Tire & Rubber Co.	105,164	2,064

Goodyear Tire & Rubber (The) Co. *	197,100	2,119

Miller Industries, Inc.	205,392	2,779
Tenneco, Inc. *	25,433	737
		7,699

Banks – 4.9%

Associated Banc-Corp.	281,000	3,706

Bank of the Ozarks, Inc.	15,467	574

Cass Information Systems, Inc.	44,875	1,540

Cathay General Bancorp	237,000	2,818

Community Bank System, Inc.	72,450	1,667

CVB Financial Corp.	203,000	1,525

First Horizon National Corp. *	129,721	1,480

First Horizon National Corp. – Fractional Shares *	83,760	–

First Interstate Bancsystem, Inc.	89,737	1,208

Fulton Financial Corp.	185,075	1,677

Sterling Bancshares, Inc.	243,000	1,305

Synovus Financial Corp.	590,200	1,452

Webster Financial Corp.	101,600	1,784

Westamerica Bancorporation	32,232	1,756

Wintrust Financial Corp.	48,910	1,585
Zions Bancorporation	82,500	1,762
		25,839

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Beverages – 0.4%
Green Mountain Coffee Roasters, Inc. *	62,836	$1,960

Biotechnology – 0.8%

Bio-Rad Laboratories, Inc., Class A *	21,200	1,919
Charles River Laboratories International, Inc. *	67,500	2,237
		4,156

Building Materials – 0.2%
Martin Marietta Materials, Inc.	13,591	1,046

Chemicals – 0.9%

Cabot Corp.	51,811	1,688

Innophos Holdings, Inc.	42,768	1,416

Landec Corp. *	131,440	816
Zoltek Cos., Inc. *	91,375	888
		4,808

Commercial Services – 9.8%

51job, Inc. ADR *	11,162	418

Aaron’s, Inc.	28,642	528

Advisory Board (The) Co. *	11,984	529

AMN Healthcare Services, Inc. *	231,000	1,187

Capella Education Co. *	11,625	902

CDI Corp.	46,133	596

Chemed Corp.	97,825	5,573

CoStar Group, Inc. *	29,500	1,437

Forrester Research, Inc. *	59,700	1,975

FTI Consulting, Inc. *	63,000	2,186

Gartner, Inc. *	47,233	1,391

Grand Canyon Education, Inc. *	42,550	933

Heidrick & Struggles International, Inc.	113,000	2,201

HMS Holdings Corp. *	13,462	793

Hudson Highland Group, Inc. *	264,455	910

KAR Auction Services, Inc. *	82,500	1,040

Manpower, Inc.	54,400	2,840

MAXIMUS, Inc.	41,075	2,529

Monster Worldwide, Inc. *	37,813	490

PHH Corp. *	128,600	2,708

Rent-A-Center, Inc.	106,500	2,384

Resources Connection, Inc.	251,125	3,456

Ritchie Bros. Auctioneers, Inc.	88,975	1,848

Rollins, Inc.	162,850	3,807

SFN Group, Inc. *	111,400	670

Sotheby’s	54,947	2,023

SuccessFactors, Inc. *	35,353	888

Universal Technical Institute, Inc.	40,075	784

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Commercial Services – 9.8% – continued

Valassis Communications, Inc. *	128,300	$4,348
Weight Watchers International, Inc.	14,000	437
		51,811

Computers – 3.1%

Brocade Communications Systems, Inc. *	299,000	1,746

Echelon Corp. *	97,600	835

Electronics for Imaging, Inc. *	168,000	2,036

iGate Corp.	41,567	754

MICROS Systems, Inc. *	26,885	1,138

Ness Technologies, Inc. *	193,827	872

Netezza Corp. *	49,168	1,325

RealD, Inc. *	55,632	1,029

Riverbed Technology, Inc. *	48,364	2,205

Stratasys, Inc. *	88,975	2,466

Telvent GIT S.A. *	46,875	1,060
VanceInfo Technologies, Inc. ADR *	31,264	1,011
		16,477

Distribution/Wholesale – 2.0%

Beacon Roofing Supply, Inc. *	126,625	1,845

Huttig Building Products, Inc. *	34,900	31

LKQ Corp. *	136,250	2,834

Owens & Minor, Inc.	80,376	2,288

School Specialty, Inc. *	80,000	1,041

United Stationers, Inc. *	26,000	1,391
WESCO International, Inc. *	29,847	1,173
		10,603

Diversified Financial Services – 2.1%

Affiliated Managers Group, Inc. *	23,956	1,869

Greenhill & Co., Inc.	23,963	1,901

Higher One Holdings, Inc. *	51,906	856

Portfolio Recovery Associates, Inc. *	75,847	4,903
Raymond James Financial, Inc.	53,500	1,355
		10,884

Electric – 2.9%

El Paso Electric Co. *	65,500	1,557

EnerNOC, Inc. *	48,483	1,523

Great Plains Energy, Inc.	206,300	3,899

Pike Electric Corp. *	180,500	1,314

Portland General Electric Co.	117,300	2,379

UIL Holdings Corp.	54,160	1,525
Westar Energy, Inc.	137,800	3,339
		15,536

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Electrical Components & Equipment – 0.9%

AMETEK, Inc.	26,000	$1,242

Belden, Inc.	109,431	2,887
GrafTech International Ltd. *	44,985	703
		4,832

Electronics – 2.3%

CTS Corp.	105,847	1,018

FARO Technologies, Inc. *	45,675	996

Gentex Corp.	173,925	3,393

Jabil Circuit, Inc.	141,000	2,032

National Instruments Corp.	110,200	3,599
Park Electrochemical Corp.	51,655	1,361
		12,399

Entertainment – 0.2%

Cinemark Holdings, Inc.	68,944	1,110
Lakes Entertainment, Inc. *	51,900	89
		1,199

Food – 2.3%

Flowers Foods, Inc.	63,000	1,565

J & J Snack Foods Corp.	26,000	1,090

Lancaster Colony Corp.	25,810	1,226

Overhill Farms, Inc. *	348,952	1,591

Ralcorp Holdings, Inc. *	28,000	1,638
United Natural Foods, Inc. *	159,874	5,298
		12,408

Forest Products & Paper – 0.4%

Neenah Paper, Inc.	30,800	468
P.H. Glatfelter Co.	117,000	1,423
		1,891

Gas – 0.8%

Northwest Natural Gas Co.	32,866	1,559
South Jersey Industries, Inc.	51,281	2,537
		4,096

Hand/Machine Tools – 0.5%

Baldor Electric Co.	13,869	560
Franklin Electric Co., Inc.	66,820	2,216
		2,776

Healthcare – Products – 5.3%

Abaxis, Inc. *	54,300	1,254

Align Technology, Inc. *	74,777	1,464

Angiodynamics, Inc. *	146,260	2,229

Cepheid, Inc. *	244,600	4,576

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Healthcare – Products – 5.3% – continued

Cooper (The) Cos., Inc.	38,568	$1,783

Edwards Lifesciences Corp. *	8,505	570

ICU Medical, Inc. *	25,000	932

Kinetic Concepts, Inc. *	76,600	2,802

Medtox Scientific, Inc. *	37,500	436

Meridian Bioscience, Inc.	78,006	1,707

Orthofix International N.V. *	40,984	1,288

Sirona Dental Systems, Inc. *	20,916	754

STERIS Corp.	94,854	3,151

Techne Corp.	33,250	2,053

Thoratec Corp. *	38,613	1,428

Volcano Corp. *	21,367	555
Zoll Medical Corp. *	37,570	1,212
		28,194

Healthcare – Services – 2.6%

Amedisys, Inc. *	69,000	1,642

Bio-Reference Labs, Inc. *	74,225	1,549

Covance, Inc. *	64,500	3,018

Health Management Associates, Inc., Class A *	218,500	1,674

IPC The Hospitalist Co., Inc. *	94,367	2,578

Lincare Holdings, Inc.	26,152	656
Mednax, Inc. *	51,300	2,734
		13,851

Home Builders – 0.7%

MDC Holdings, Inc.	53,000	1,538
Thor Industries, Inc.	64,000	2,138
		3,676

Home Furnishings – 0.3%

Ethan Allen Interiors, Inc.	73,000	1,275
Furniture Brands International, Inc. *	92,600	498
		1,773

Household Products/Wares – 0.8%

Ennis, Inc.	90,187	1,614
Tupperware Brands Corp.	58,045	2,656
		4,270

Housewares – 0.3%
Toro (The) Co.	29,919	1,682

Insurance – 4.6%

Alterra Capital Holdings Ltd.	86,224	1,718

American Equity Investment Life Holding Co.	186,077	1,905

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Insurance – 4.6% – continued

CNO Financial Group, Inc. *	419,400	$2,323

Employers Holdings, Inc.	106,500	1,680

Endurance Specialty Holdings Ltd.	38,300	1,524

Global Indemnity Plc *	77,748	1,248

Horace Mann Educators Corp.	116,500	2,071

Infinity Property & Casualty Corp.	9,473	462

Platinum Underwriters Holdings Ltd.	42,339	1,843

PMA Capital Corp., Class A *	76,003	573

Protective Life Corp.	67,900	1,477

Safety Insurance Group, Inc.	1,285	54

Selective Insurance Group, Inc.	123,000	2,004

StanCorp Financial Group, Inc.	65,346	2,483
Symetra Financial Corp.	273,110	2,857
		24,222

Internet – 2.2%

Constant Contact, Inc. *	45,921	984

DealerTrack Holdings, Inc. *	197,250	3,369

F5 Networks, Inc. *	24,775	2,572

GSI Commerce, Inc. *	34,986	864

OpenTable, Inc. *	27,098	1,845
Shutterfly, Inc. *	69,972	1,819
		11,453

Iron/Steel – 0.5%

Schnitzer Steel Industries, Inc., Class A	27,915	1,348
Universal Stainless & Alloy *	45,600	1,120
		2,468

Lodging – 0.3%
Home Inns & Hotels Management, Inc. ADR *	28,297	1,399

Machinery – Construction & Mining – 0.5%
Terex Corp. *	108,600	2,489

Machinery – Diversified – 1.6%

Flowserve Corp.	11,688	1,279

IDEX Corp.	73,141	2,597

Roper Industries, Inc.	41,378	2,697
Wabtec Corp.	37,500	1,792
		8,365

Metal Fabrication/Hardware – 0.6%

Haynes International, Inc.	50,000	1,746
Worthington Industries, Inc.	95,697	1,438
		3,184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Mining – 0.7%

Kaiser Aluminum Corp.	36,500	$1,562
Noranda Aluminium Holding Corp. *	275,600	2,265
		3,827

Miscellaneous Manufacturing – 1.1%

A.O. Smith Corp.	35,400	2,049

Brink’s (The) Co.	54,034	1,243

ESCO Technologies, Inc.	60,325	2,006
Polypore International, Inc. *	15,465	467
		5,765

Office Furnishings – 0.2%
Knoll, Inc.	58,045	900

Oil & Gas – 2.3%

Atlas Energy, Inc. *	31,933	915

Brigham Exploration Co. *	42,562	798

Cobalt International Energy, Inc. *	220,000	2,101

Holly Corp.	76,113	2,188

Oasis Petroleum, Inc. *	39,046	756

Rowan Cos., Inc. *	38,499	1,169

SM Energy Co.	41,362	1,549
Stone Energy Corp. *	193,600	2,852
		12,328

Oil & Gas Services – 1.0%

CARBO Ceramics, Inc.	18,764	1,520

Oceaneering International, Inc. *	26,500	1,427

RPC, Inc.	52,537	1,112
Tetra Technologies, Inc. *	124,500	1,270
		5,329

Packaging & Containers – 0.4%
Temple-Inland, Inc.	112,419	2,098

Pharmaceuticals – 2.1%

King Pharmaceuticals, Inc. *	271,800	2,707

Medicis Pharmaceutical Corp., Class A	41,600	1,233

Nektar Therapeutics *	37,314	551

Neogen Corp. *	86,325	2,922

Onyx Pharmaceuticals, Inc. *	17,708	467

SXC Health Solutions Corp. *	34,681	1,265

USANA Health Sciences, Inc. *	18,500	747

Valeant Pharmaceuticals International, Inc.	28,324	710
VCA Antech, Inc. *	28,781	607
		11,209

Real Estate Investment Trusts – 2.4%

American Campus Communities, Inc.	34,206	1,041

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Real Estate Investment Trusts – 2.4% – continued

BioMed Realty Trust, Inc.	51,300	$919

Brandywine Realty Trust	164,230	2,012

CapLease, Inc.	74,000	414

Equity Lifestyle Properties, Inc.	26,432	1,440

First Potomac Realty Trust	85,890	1,288

Government Properties Income Trust	58,568	1,564

Mack-Cali Realty Corp.	38,893	1,272

MFA Financial, Inc.	273,555	2,087
Walter Investment Management Corp.	37,100	649
		12,686

Retail – 5.9%

Bob Evans Farms, Inc.	68,825	1,932

Borders Group, Inc. *	466,700	555

Buffalo Wild Wings, Inc. *	66,831	3,200

Cash America International, Inc.	56,452	1,976

Cheesecake Factory (The), Inc. *	97,775	2,588

Chipotle Mexican Grill, Inc. *	11,146	1,917

Copart, Inc. *	69,000	2,275

Express, Inc. *	50,143	763

Finish Line (The), Inc., Class A	85,763	1,193

Group 1 Automotive, Inc. *	68,500	2,047

Gymboree Corp. *	55,500	2,305

Hibbett Sports, Inc. *	20,181	503

Lululemon Athletica, Inc. *	15,987	715

OfficeMax, Inc. *	124,000	1,623

Papa John’s International, Inc. *	65,000	1,715

Regis Corp.	96,895	1,854

Stage Stores, Inc.	116,674	1,517

Ulta Salon Cosmetics & Fragrance, Inc. *	32,158	939
Vitamin Shoppe, Inc. *	51,865	1,424
		31,041

Savings & Loans – 0.4%

Astoria Financial Corp.	128,991	1,758
First Financial Holdings, Inc.	29,500	329
		2,087

Semiconductors – 4.7%

Anadigics, Inc. *	134,352	818

ATMI, Inc. *	82,000	1,219

Cabot Microelectronics Corp. *	41,275	1,328

Cavium Networks, Inc. *	44,106	1,269

Emulex Corp. *	100,937	1,054

Entegris, Inc. *	482,500	2,253

Entropic Communications, Inc. *	205,830	1,976

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Semiconductors – 4.7% – continued

Netlogic Microsystems, Inc. *	43,468	$1,199

ON Semiconductor Corp. *	263,900	1,903

Power Integrations, Inc.	68,125	2,166

Rovi Corp. *	47,394	2,389

Semtech Corp. *	151,075	3,050

Skyworks Solutions, Inc. *	104,229	2,155
Varian Semiconductor Equipment Associates, Inc. *	70,500	2,029
		24,808

Software – 6.0%

Allscripts Healthcare Solutions, Inc. *	131,050	2,421

ANSYS, Inc. *	52,825	2,232

athenahealth, Inc. *	66,937	2,210

Avid Technology, Inc. *	142,500	1,868

Blackbaud, Inc.	65,924	1,585

Blackboard, Inc. *	30,112	1,085

Concur Technologies, Inc. *	27,250	1,347

Digi International, Inc. *	201,100	1,909

Guidance Software, Inc. *	101,028	590

Innerworkings, Inc. *	185,400	1,218

MSCI, Inc., Class A *	42,251	1,403

NetSuite, Inc. *	60,837	1,434

Novell, Inc. *	202,700	1,210

Quality Systems, Inc.	22,275	1,477

Schawk, Inc.	100,000	1,846

Ultimate Software Group, Inc. *	126,760	4,898

VeriFone Systems, Inc. *	23,970	745
Verint Systems, Inc. *	72,121	2,131
		31,609

Storage/Warehousing – 0.2%
Mobile Mini, Inc. *	58,500	897

Telecommunications – 3.6%

Acme Packet, Inc. *	41,188	1,563

ADTRAN, Inc.	21,741	767

Arris Group, Inc. *	214,000	2,091

Aruba Networks, Inc. *	39,773	849

Finisar Corp. *	61,126	1,148

General Communication, Inc., Class A *	225,080	2,244

GeoEye, Inc. *	14,696	595

Hypercom Corp. *	308,800	2,007

IPG Photonics Corp. *	22,698	548

LogMeIn, Inc. *	58,882	2,119

Plantronics, Inc.	92,000	3,108

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% – continued

Telecommunications – 3.6% – continued

SBA Communications Corp., Class A *	36,326	$1,464
Sycamore Networks, Inc.	22,430	727
		19,230

Toys, Games & Hobbies – 0.4%
RC2 Corp. *	102,500	2,147

Transportation – 2.7%

Arkansas Best Corp.	31,850	771

Bristow Group, Inc. *	37,500	1,353

Con-way, Inc.	148,300	4,596

Dynamex, Inc. *	44,669	681

Forward Air Corp.	114,300	2,972

HUB Group, Inc., Class A *	29,861	874

Landstar System, Inc.	37,500	1,448
Tidewater, Inc.	34,186	1,532
		14,227
Total Common Stocks
(Cost $463,867)		497,362

INVESTMENT COMPANIES – 5.6%

iShares Russell 2000 Growth Index Fund	16,051	1,200

iShares Russell 2000 Value Index Fund	35,000	2,166

iShares Russell Midcap Growth Index Fund	44,819	2,233
Northern Institutional Funds - Diversified Assets Portfolio (1)(2)	23,924,378	23,924
Total Investment Companies
(Cost $29,036)		29,523

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

SHORT – TERM INVESTMENTS – 0.3%

U.S. Treasury Bill,

0.22%, 11/18/10(3)	$1,250	$1,250
Total Short – Term Investments
(Cost $1,250)		1,250

Total Investments – 100.0%
(Cost $494,153)		528,135

Other Assets less Liabilities – 0.0%		261
NET ASSETS – 100.0%		$528,396

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	SEPTEMBER 30, 2010 (UNAUDITED)

(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,336,000 with net purchases of approximately $7,588,000 during the period ended September 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000
Mini	150	$10,118	Long	12/10	$615

At September 30, 2010, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.6%
Consumer Staples	3.0
Energy	4.1
Financials	16.9
Health Care	14.5
Industrials	17.3
Information Technology	20.8
Materials	3.8
Telecommunication Services	0.7
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$497,362(1)	$–	$–	$497,362
Investment Companies	29,523	–	–	29,523
Short-Term Investments	–	1,250	–	1,250
Total Investments	$526,885	$1,250	$–	$528,135

OTHER FINANCIAL INSTRUMENTS
Assets
Futures	$615	$–	$–	$615

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET – BACKED SECURITIES – 0.7%

Home Equity – 0.1%
New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.71%, 6/25/35	$375	$259

Other – 0.3%

Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, 0.74%, 4/25/35	225	129

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.10%, 5/25/35	225	147

Countrywide Asset-Backed Certificates, Series 2004-4, Class M1, 0.98%, 7/25/34	150	99

First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.41%, 7/25/36	585	397

GSAMP Trust, Series 2006-HE5, Class A2C, 0.41%, 8/25/36	400	176

Ownit Mortgage Loan Asset Backed Certificates, Series 2006-2, Class A2B, 5.63%, 1/25/37	2	2

Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2B, 0.37%, 9/25/37	42	37

Park Place Securities, Inc., Series 2004-WCW2, Class M2, 0.91%, 10/25/34	550	379
Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.91%, 12/26/34	363	233
		1,599

Whole Loan – 0.3%

Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.52%, 1/25/36	187	113

Impac CMB Trust, Series 2005-3, Class A1, 0.50%, 8/25/35	237	158

Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 5.17%, 4/25/35	257	214

Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1, 5.62%, 5/25/36	635	348

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET – BACKED SECURITIES – 0.7% – continued

Whole Loan - 0.3% – continued

Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.76%, 1/25/36	$320	$169

Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 9/25/37	709	581
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.01%, 3/25/35	147	127
		1,710
Total Asset-Backed Securities
(Cost $3,453)		3,568

CONVERTIBLE BONDS – 6.6%

Airlines – 0.3%

AMR Corp., 6.25%, 10/15/14	210	206
United Continental Holdings, Inc., 4.50%, 6/30/21	1,525	1,533
		1,739

Apparel – 0.1%
Iconix Brand Group, Inc., 1.88%, 6/30/12	445	437

Auto Manufacturers – 0.2%
Ford Motor Co., 4.25%, 11/15/16	790	1,181

Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc., 4.00%, 2/15/27	525	479

Biotechnology – 0.7%

Amgen, Inc., 0.13%, 2/1/11	178	178

Gilead Sciences, Inc.,

0.50%, 5/1/11	475	490

1.00%, 5/1/14(1)(2)	150	153

Life Technologies Corp., 3.25%, 6/15/25	560	620

PDL BioPharma, Inc., 2.00%, 2/15/12	205	198
Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	1,910	1,910
		3,549

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.6% – continued

Coal – 0.2%
Peabody Energy Corp., 4.75%, 12/15/41	$1,045	$1,163

Commercial Services – 0.2%
Kendle International, Inc., 3.38%, 7/15/12	1,360	1,256

Computers – 0.0%
SanDisk Corp., 1.50%, 8/15/17	262	242

Food – 0.1%

Smithfield Foods, Inc., 4.00%, 6/30/13	79	83
Tyson Foods, Inc., 3.25%, 10/15/13	213	253
		336

Healthcare – Products – 0.4%

Beckman Coulter, Inc., 2.50%, 12/15/36	135	137
Hologic, Inc., 2.00%, 12/15/37	2,056	1,904
		2,041

Miscellaneous Manufacturing – 0.4%
Trinity Industries, Inc., 3.88%, 6/1/36	2,140	1,937

Oil & Gas – 0.3%

Chesapeake Energy Corp., 2.50%, 5/15/37	520	450

Penn Virginia Corp., 4.50%, 11/15/12	985	952
Quicksilver Resources, Inc., 1.88%, 11/1/24	254	269
		1,671

Packaging & Containers – 0.2%
Owens-Brockway Glass Container, Inc., 3.00%, 6/1/15 (1)(2)	1,145	1,122

Pharmaceuticals – 0.4%

Nektar Therapeutics, 3.25%, 9/28/12	170	169
Omnicare, Inc., 3.25%, 12/15/35	2,315	1,965
		2,134

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.6% – continued

Semiconductors – 1.6%

Advanced Micro Devices, Inc.,

5.75%, 8/15/12	$470	$480

6.00%, 5/1/15	782	769

Intel Corp., 2.95%, 12/15/35	5,130	5,085

Micron Technology, Inc., 1.88%, 6/1/14	1,404	1,257

ON Semiconductor Corp.,

0.25%, 4/15/24	188	185

1.88%, 12/15/25	48	58

2.63%, 12/15/26	145	144

Photronics, Inc., 5.50%, 10/1/14	34	44
Xilinx, Inc., 3.13%, 3/15/37	310	309
		8,331

Telecommunications – 1.4%

Alcatel-Lucent USA, Inc., 2.88%, 6/15/25	1,725	1,561

Ciena Corp., 0.88%, 6/15/17	4,275	3,137

CommScope, Inc., 3.25%, 7/1/15	340	389

Comtech Telecommunications Corp., 3.00%, 5/1/29 (1)(2)	216	223

Level 3 Communications, Inc.,

7.00%, 3/15/15	485	440

6.50%, 10/1/16	149	152
NII Holdings, Inc., 3.13%, 6/15/12	1,665	1,609
		7,511
Total Convertible Bonds
(Cost $33,359)		35,129

CORPORATE BONDS – 72.9%

Advertising – 0.7%

Lamar Media Corp.,

6.63%, 8/15/15	900	911

7.88%, 4/15/18	1,600	1,680
Visant Corp., 10.00%, 10/1/17 (2)	1,095	1,145
		3,736

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Aerospace/Defense – 0.4%

TransDigm, Inc.,

7.75%, 7/15/14	$425	$430

7.75%, 7/15/14	700	708

Triumph Group, Inc.,

8.63%, 7/15/18	1,050	1,128
		2,266

Airlines – 0.5%

Continental Airlines, Inc., Series 1998-1, Class B, Pass Through Trust,

6.75%, 3/15/17	24	23

Continental Airlines, Inc., Series 1999-1, Class B, Pass Through Trust,

6.80%, 8/2/18	1,392	1,340

Continental Airlines, Inc., Series 1999-2, Class B, Pass Through Trust,

7.57%, 3/15/20	243	245

Continental Airlines, Inc., Series 2000-1, Class A-1, Pass Through Trust,

8.05%, 11/1/20	238	257

Continental Airlines, Inc., Series 2001-1, Class A-1, Pass Through Trust,

6.70%, 6/15/21	161	168

Continental Airlines, Inc., Series 2007-1, Class B, Pass Through Trust,

6.90%, 4/19/22	114	109

UAL, Series 2009-1, Pass Through Trust,

10.40%, 11/1/16	302	337
		2,479

Apparel – 0.6%

Jones Apparel Group (The), Inc.,

6.13%, 11/15/34	1,010	823

Levi Strauss & Co.,

8.88%, 4/1/16	1,125	1,190

7.63%, 5/15/20	150	156

Quiksilver, Inc.,

6.88%, 4/15/15	925	876
		3,045

Auto Manufacturers – 0.9%

Ford Motor Co.,

7.45%, 7/16/31	4,185	4,363

Oshkosh Corp.,

8.25%, 3/1/17	535	575
		4,938

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Auto Parts & Equipment – 0.9%

Allison Transmission, Inc.,

11.00%, 11/1/15 (1)(2)	$500	$542

11.25%, 11/1/15 (1)(2)	150	163

ArvinMeritor, Inc.,

8.13%, 9/15/15	520	526

Goodyear Tire & Rubber (The) Co.,

8.25%, 8/15/20	1,785	1,879

7.00%, 3/15/28	80	74

TRW Automotive, Inc.,

7.00%, 3/15/14 (1)(2)	550	580

7.25%, 3/15/17(2)	600	638

8.88%, 12/1/17 (2)	475	520
		4,922

Banks – 2.3%

Ally Financial, Inc.,

7.50%, 9/15/20 (2)	1,000	1,065

CIT Group, Inc.,

7.00%, 5/1/15	20	20

7.00%, 5/1/16	2,300	2,265

7.00%, 5/1/17	2,540	2,486

GMAC LLC,

6.75%, 12/1/14	1,615	1,683

8.00%, 11/1/31	1,890	2,027

GMAC, Inc.,

8.30%, 2/12/15 (1)(2)	1,725	1,880

Provident Funding Associates,

10.25%, 4/15/17 (2)	1,025	1,056
		12,482

Beverages – 0.9%

Constellation Brands, Inc.,

8.38%, 12/15/14	530	585

7.25%, 9/1/16	725	771

7.25%, 5/15/17	1,925	2,053

Cott Beverages, Inc.,

8.38%, 11/15/17 (2)	1,175	1,245
		4,654

Building Materials – 1.1%

Associated Materials LLC/Associated Materials Finance, Inc.,

9.88%, 11/15/16	250	303

Goodman Global Group, Inc.,

16.06%, 12/15/14	725	464

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Building Materials – 1.1% – continued

Interline Brands, Inc.,

8.13%, 6/15/14	$300	$310

Masco Corp.,

6.13%, 10/3/16	1,550	1,576

6.50%, 8/15/32	200	172

Owens Corning,

7.00%, 12/1/36	1,055	1,062

USG Corp.,

6.30%, 11/15/16	1,695	1,470

9.50%, 1/15/18	250	245
		5,602

Chemicals – 1.3%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,

9.75%, 11/15/14	875	910

8.88%, 2/1/18	535	524

Lyondell Chemical Co.,

8.00%, 11/1/17(2)	300	328

MacDermid, Inc.,

9.50%, 4/15/17(2)	1,275	1,332

Nalco Co.,

8.88%, 11/15/13	575	588

8.25%, 5/15/17	500	552

NewMarket Corp.,

7.13%, 12/15/16	500	495

PolyOne Corp.,

7.38%, 9/15/20	1,425	1,470

Reichhold Industries, Inc.,

9.00%, 8/15/14(1)(2)	895	772
		6,971

Coal – 1.2%

Arch Coal, Inc.,

8.75%, 8/1/16	550	606

7.25%, 10/1/20	450	475

Arch Western Finance LLC,

6.75%, 7/1/13	412	417

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,

8.25%, 12/15/17	175	185

8.50%, 12/15/19	700	751

Consol Energy, Inc.,

8.00%, 4/1/17(2)	675	731

8.25%, 4/1/20(2)	475	519

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Coal – 1.2% – continued

Drummond Co., Inc.,

9.00%, 10/15/14(2)	$200	$211

7.38%, 2/15/16	675	688

Peabody Energy Corp.,

7.38%, 11/1/16	1,150	1,253

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp.,

8.25%, 4/15/18	600	622
		6,458

Commercial Services – 3.6%

ARAMARK Corp.,

8.50%, 2/1/15	2,400	2,496

Cenveo Corp.,

7.88%, 12/1/13	885	854

10.50%, 8/15/16(2)	250	256

8.88%, 2/1/18	350	346

Corrections Corp. of America,

6.75%, 1/31/14	1,450	1,479

7.75%, 6/1/17	1,500	1,612

Education Management LLC/Education Management Finance Corp.,

8.75%, 6/1/14	675	672

Geo Group (The), Inc.,

7.75%, 10/15/17(2)	1,100	1,155

Iron Mountain, Inc.,

8.75%, 7/15/18	1,525	1,618

8.38%, 8/15/21	475	514

PHH Corp.,

9.25%, 3/1/16(1)(2)	750	780

RSC Equipment Rental, Inc./RSC Holdings III LLC,

9.50%, 12/1/14	1,655	1,715

ServiceMaster (The) Co.,

10.75%, 7/15/15(2)	1,150	1,225

7.45%, 8/15/27	680	517

Trans Union LLC/TransUnion Financing Corp.,

11.38%, 6/15/18(1)(2)	775	881

United Rentals North America, Inc.,

7.75%, 11/15/13	690	699

7.00%, 2/15/14	2,240	2,240
		19,059

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Cosmetics/Personal Care – 0.2%

Elizabeth Arden, Inc.,

7.75%, 1/15/14	$1,100	$1,107

Distribution/Wholesale – 0.3%

American Tire Distributors, Inc.,

9.75%, 6/1/17(2)	1,275	1,358

Baker & Taylor, Inc.,

11.50%, 7/1/13(2)	475	342
		1,700

Diversified Financial Services – 3.9%

American General Finance Corp.,

4.88%, 7/15/12	500	472

5.90%, 9/15/12	200	191

5.38%, 10/1/12	400	379

5.85%, 6/1/13	775	715

5.75%, 9/15/16	215	171

6.50%, 9/15/17	300	237

6.90%, 12/15/17	1,500	1,252

E*Trade Financial Corp.,

12.50%, 11/30/17	654	746

Ford Motor Credit Co. LLC,

8.70%, 10/1/14	4,675	5,245

8.00%, 12/15/16	550	622

8.13%, 1/15/20	555	638

International Lease Finance Corp.,

5.25%, 1/10/13	295	291

5.88%, 5/1/13	250	250

5.63%, 9/20/13	510	500

8.63%, 9/15/15(2)	100	107

8.75%, 3/15/17(2)	1,350	1,448

Pinafore LLC/Pinafore, Inc.,

9.00%, 10/1/18(2)	1,175	1,234

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,

9.25%, 4/1/15(2)	875	910

9.25%, 4/1/15	375	390

10.63%, 4/1/17	500	532

8.25%, 9/1/17(2)	825	835

Residential Capital LLC,

9.63%, 5/15/15	1,020	1,028

SLM Corp.,

5.00%, 4/15/15	1,760	1,687

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Diversified Financial Services – 3.9% – continued

5.00%, 6/15/18	$45	$36

8.45%, 6/15/18	885	894
		20,810

Electric – 4.7%

AES (The) Corp.,

9.75%, 4/15/16	1,550	1,783

8.00%, 10/15/17	1,820	1,966

8.00%, 6/1/20	2,285	2,479

Calpine Corp.,

7.25%, 10/15/17(1)(2)	302	307

7.88%, 7/31/20(2)	1,575	1,618

CMS Energy Corp.,

6.55%, 7/17/17	220	237

Dynegy Holdings, Inc.,

8.38%, 5/1/16	1,850	1,443

7.75%, 6/1/19	2,635	1,805

Edison Mission Energy,

7.75%, 6/15/16	1,091	854

7.00%, 5/15/17	825	596

7.20%, 5/15/19	1,100	778

7.63%, 5/15/27	1,735	1,167

GenOn Escrow Corp.,

9.50%, 10/15/18(1)(2)(3)	1,200	1,155

9.88%, 10/15/20(1)(2)(3)	1,350	1,289

NRG Energy, Inc.,

7.38%, 2/1/16	190	195

7.38%, 1/15/17	1,240	1,271

8.50%, 6/15/19	3,125	3,293

8.25%, 9/1/20(2)	1,125	1,160

Texas Competitive Electric Holdings Co. LLC,

10.25%, 11/1/15	2,125	1,392
		24,788

Electronics – 0.0%

Sensus USA, Inc.,

8.63%, 12/15/13	200	202

Engineering & Construction – 0.2%

American Residential Services LLC,

12.00%, 4/15/15(1)(2)	1,225	1,231

Entertainment – 2.0%

AMC Entertainment, Inc.,

8.00%, 3/1/14	450	454

8.75%, 6/1/19	1,275	1,343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Entertainment – 2.0% – continued

Cinemark USA, Inc.,

8.63%, 6/15/19	$1,000	$1,065

Isle of Capri Casinos, Inc.,

7.00%, 3/1/14	1,225	1,109

Marquee Holdings, Inc.,

12.00%, 8/15/14	980	803

Penn National Gaming, Inc.,

6.75%, 3/1/15	350	350

8.75%, 8/15/19	300	319

Pinnacle Entertainment, Inc.,

7.50%, 6/15/15	1,150	1,113

8.63%, 8/1/17	1,025	1,088

Regal Cinemas Corp.,

8.63%, 7/15/19	1,150	1,206

Regal Entertainment Group,

9.13%, 8/15/18	625	655

Seneca Gaming Corp.,

7.25%, 5/1/12	925	911
		10,416

Environmental Control – 0.2%

Clean Harbors, Inc.,

7.63%, 8/15/16	1,149	1,195

Food – 1.6%

B&G Foods, Inc.,

7.63%, 1/15/18	1,050	1,093

Dean Foods Co.,

7.00%, 6/1/16	2,490	2,443

6.90%, 10/15/17	200	188

Del Monte Corp.,

7.50%, 10/15/19	950	1,025

Dole Food Co., Inc.,

8.75%, 7/15/13	859	913

8.00%, 10/1/16(2)	550	575

Michael Foods, Inc.,

9.75%, 7/15/18(1)(2)	500	535

Smithfield Foods, Inc.,

10.00%, 7/15/14(2)	850	978

SUPERVALU, Inc.,

7.50%, 11/15/14	250	251

8.00%, 5/1/16	475	479
		8,480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Forest Products & Paper – 0.6%

Boise Paper Holdings LLC/Boise Co.- Issuer Co.,

8.00%, 4/1/20	$1,200	$1,242

Georgia-Pacific LLC,

7.13%, 1/15/17(2)	500	529

7.75%, 11/15/29	315	331

International Paper Co.,

6.88%, 11/1/23	100	107

NewPage Corp.,

11.38%, 12/31/14	400	362

Westvaco Corp.,

8.20%, 1/15/30	400	438
		3,009

Gas – 0.3%

Sabine Pass LNG L.P.,

7.25%, 11/30/13	1,275	1,231

7.50%, 11/30/16	225	205
		1,436

Healthcare – Products – 0.4%

Alere, Inc.,

7.88%, 2/1/16	1,425	1,457

9.00%, 5/15/16	550	567
		2,024

Healthcare – Services – 6.2%

American Renal Holdings,

8.38%, 5/15/18(2)	1,325	1,365

CHS/Community Health Systems, Inc.,

8.88%, 7/15/15	2,900	3,081

Columbia Health,

7.50%, 12/15/23	260	244

Columbia/HCA,

7.19%, 11/15/15	1,015	995

7.69%, 6/15/25	500	468

7.58%, 9/15/25	215	200

7.05%, 12/1/27	60	53

DaVita, Inc.,

7.25%, 3/15/15	2,500	2,595

Gentiva Health Services, Inc.,

11.50%, 9/1/18(1)(2)	365	390

HCA, Inc.,

5.75%, 3/15/14	1,760	1,736

9.25%, 11/15/16	1,025	1,110

9.63%, 11/15/16	2,875	3,119

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Healthcare – Services – 6.2% – continued

8.36%, 4/15/24	$680	$666

7.50%, 11/6/33	805	739

7.75%, 7/15/36	405	373

Healthsouth Corp.,

10.75%, 6/15/16	1,250	1,370

8.13%, 2/15/20	1,100	1,144

IASIS Healthcare LLC/IASIS Capital Corp.,

8.75%, 6/15/14	1,300	1,329

Multiplan, Inc.,

9.88%, 9/1/18(2)	1,400	1,463

Psychiatric Solutions, Inc.,

7.75%, 7/15/15	400	416

7.75%, 7/15/15	1,075	1,118

Radiation Therapy Services, Inc.,

9.88%, 4/15/17(2)	1,325	1,308

Surgical Care Affiliates, Inc.,

8.88%, 7/15/15(2)	150	152

10.00%, 7/15/17(2)	1,300	1,328

Tenet Healthcare Corp.,

6.88%, 11/15/31	1,265	1,025

United Surgical Partners International, Inc.,

9.25%, 5/1/17	1,150	1,184

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,

8.00%, 2/1/18	3,800	3,857
		32,828

Holding Companies – Diversified – 0.3%

Atlantic Broadband Finance LLC,

9.38%, 1/15/14	300	304

Express LLC/Express Finance Corp.,

8.75%, 3/1/18	1,150	1,213
		1,517

Home Builders – 0.8%

KB Home,

7.25%, 6/15/18	1,750	1,640

Lennar Corp.,

5.50%, 9/1/14	1,100	1,056

Pulte Group, Inc.,

7.88%, 6/15/32	1,795	1,618

6.00%, 2/15/35	240	180
		4,494

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Home Furnishings – 0.3%

Norcraft Cos L.P./Norcraft Finance Corp.,

10.50%, 12/15/15	$1,050	$1,097

Norcraft Holdings L.P./Norcraft Capital Corp.,

9.75%, 9/1/12	275	258
		1,355

Household Products/Wares – 1.4%

ACCO Brands Corp.,

7.63%, 8/15/15	1,965	1,886

Central Garden and Pet Co.,

8.25%, 3/1/18	1,025	1,047

Diversey, Inc.,

8.25%, 11/15/19	310	332

Jarden Corp.,

7.50%, 1/15/20	900	936

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer,

7.75%, 10/15/16(2)	1,525	1,552

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,

8.50%, 5/15/18(2)	450	440

Scotts Miracle-Gro (The) Co.,

7.25%, 1/15/18	1,050	1,106
		7,299

Housewares – 0.2%

Libbey Glass, Inc.,

10.00%, 2/15/15(2)	1,175	1,263

Internet – 0.3%

GXS Worldwide, Inc.,

9.75%, 6/15/15	1,275	1,270

NetFlix, Inc.,

8.50%, 11/15/17	400	446
		1,716

Investment Companies – 0.1%

Fox Acquisition Sub LLC,

13.38%, 7/15/16(2)	575	592

Iron/Steel – 0.6%

AK Steel Corp.,

7.63%, 5/15/20	430	435

Steel Dynamics, Inc.,

6.75%, 4/1/15	745	762

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Iron/Steel – 0.6% – continued

United States Steel Corp.,

6.65%, 6/1/37	$2,305	$2,046
		3,243

Lodging – 1.6%

Ameristar Casinos, Inc.,

9.25%, 6/1/14	750	801

Harrah’s Operating Co., Inc.,

10.00%, 12/15/18	615	491

MGM Mirage,

6.75%, 9/1/12	1,975	1,866

5.88%, 2/27/14	915	782

6.88%, 4/1/16	285	240

7.50%, 6/1/16	1,480	1,251

7.63%, 1/15/17	235	198

9.00%, 3/15/20(1)(2)	1,160	1,221

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,

7.88%, 11/1/17	1,325	1,421
		8,271

Machinery – Construction & Mining – 0.1%

Terex Corp.,

8.00%, 11/15/17	310	310

Machinery – Diversified – 0.5%

Case New Holland, Inc.,

7.88%, 12/1/17(1)(2)	1,325	1,440

Manitowoc (The) Co. Inc.,

9.50%, 2/15/18	1,050	1,097
		2,537

Media – 4.3%

Belo Corp.,

8.00%, 11/15/16	1,000	1,069

Cablevision Systems Corp.,

8.63%, 9/15/17	425	467

7.75%, 4/15/18	2,387	2,524

CCO Holdings LLC/CCO Holdings Capital Corp.,

7.25%, 10/30/17(2)	2,240	2,271

7.88%, 4/30/18(2)	610	633

Cequel Communications Holdings I LLC and Cequel Capital Corp.,

8.63%, 11/15/17(2)	1,300	1,371

Clear Channel Communications, Inc.,

6.25%, 3/15/11	1,220	1,211

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Media – 4.3% – continued

4.40%, 5/15/11	$170	$166

5.00%, 3/15/12	1,590	1,503

CSC Holdings LLC,

8.50%, 4/15/14	225	248

8.63%, 2/15/19	1,425	1,603

DISH DBS Corp.,

7.88%, 9/1/19	2,525	2,717

Echostar DBS Corp.,

6.63%, 10/1/14	400	418

7.13%, 2/1/16	1,750	1,840

Gannett Co., Inc.,

9.38%, 11/15/17	175	191

Insight Communications Co., Inc.,

9.38%, 7/15/18(1)(2)	450	478

Mediacom Broadband LLC/Mediacom Broadband Corp,

8.50%, 10/15/15	275	281

Mediacom LLC/Mediacom Capital Corp.,

9.13%, 8/15/19	300	310

Nielsen Finance LLC/Nielsen Finance Co.,

10.00%, 8/1/14	1,225	1,288

7.75%, 10/15/18(2)(3)	325	323

Radio One, Inc.,

6.38%, 2/15/13	1,000	840

Sinclair Television Group, Inc.,

9.25%, 11/1/17(2)	575	617

8.38%, 10/15/18(1)(2)(3)	775	781
		23,150

Miscellaneous Manufacturing – 1.1%

FGI Holding Co. Inc.,

11.25%, 10/1/15(2)	325	311

Freedom Group, Inc.,

10.25%, 8/1/15(2)	765	809

Koppers, Inc.,

7.88%, 12/1/19	1,130	1,178

RBS Global, Inc./Rexnord LLC,

8.50%, 5/1/18	2,600	2,642

SPX Corp.,

7.63%, 12/15/14	1,000	1,090
		6,030

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Office Furnishings – 0.1%

Interface, Inc.,

11.38%, 11/1/13	$375	$426

Office/Business Equipment – 0.5%

Xerox Capital Trust I,

8.00%, 2/1/27	2,415	2,457

Oil & Gas – 4.6%

Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,

12.13%, 8/1/17	425	491

Denbury Resources, Inc.,

8.25%, 2/15/20	1,619	1,767

Forest Oil Corp.,

7.25%, 6/15/19	1,915	1,958

Hercules Offshore, Inc.,

10.50%, 10/15/17(2)	1,364	1,132

Linn Energy LLC/Linn Energy Finance Corp.,

7.75%, 2/1/21(1)(2)	975	984

Mariner Energy, Inc.,

11.75%, 6/30/16	270	340

8.00%, 5/15/17	750	825

Newfield Exploration Co.,

6.88%, 2/1/20	1,300	1,381

NFR Energy LLC/NFR Energy Finance Corp.,

9.75%, 2/15/17(1)(2)	1,050	1,050

9.75%, 2/15/17(2)	175	175

Parker Drilling Co.,

9.13%, 4/1/18(2)	1,440	1,462

Penn Virginia Corp.,

10.38%, 6/15/16	1,125	1,232

Petrohawk Energy Corp.,

7.25%, 8/15/18(2)	1,000	1,020

Pioneer Drilling Co.,

9.88%, 3/15/18(2)	480	491

Pioneer Natural Resources Co.,

6.65%, 3/15/17	300	320

6.88%, 5/1/18	175	187

7.20%, 1/15/28	1,005	1,036

Plains Exploration & Production Co.,

7.63%, 6/1/18	100	105

7.63%, 4/1/20	1,150	1,206

Quicksilver Resources, Inc.,

8.25%, 8/1/15	570	601

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Oil & Gas – 4.6% – continued

11.75%, 1/1/16	$375	$440

SandRidge Energy, Inc.,

8.63%, 4/1/15	2,375	2,375

8.00%, 6/1/18(2)	2,065	2,013

8.75%, 1/15/20(2)	300	297

Swift Energy Co.,

7.13%, 6/1/17	1,720	1,703
		24,591

Oil & Gas Services – 1.1%

Allis-Chalmers Energy, Inc.,

9.00%, 1/15/14	700	707

8.50%, 3/1/17	1,280	1,286

Basic Energy Services, Inc.,

7.13%, 4/15/16	325	294

Complete Production Services, Inc.,

8.00%, 12/15/16	1,250	1,288

Dresser-Rand Group, Inc.,

7.38%, 11/1/14	460	465

Hornbeck Offshore Services, Inc.,

6.13%, 12/1/14	75	72

8.00%, 9/1/17	1,075	1,049

Stallion Oilfield Holdings Ltd.,

10.50%, 2/15/15(1)(2)	440	450
		5,611

Packaging & Containers – 1.6%

BWAY Holding Co.,

10.00%, 6/15/18(1)(2)	500	541

Crown Americas LLC/Crown Americas Capital Corp.,

7.75%, 11/15/15	1,075	1,119

Graham Packaging Co. L.P./GPC Capital Corp. I,

8.25%, 10/1/18(2)	1,400	1,423

Graphic Packaging International, Inc.,

9.50%, 6/15/17	2,150	2,290

Greif, Inc.,

6.75%, 2/1/17	175	180

7.75%, 8/1/19	925	1,000

Owens-Brockway Glass Container, Inc.,

6.75%, 12/1/14	200	206

Owens-Illinois, Inc.,

7.80%, 5/15/18	1,630	1,748
		8,507

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Pharmaceuticals – 0.4%

NBTY, Inc.,

9.00%, 10/1/18(1)(2)(3)	$795	$835

Quintiles Transnational Corp.,

9.50%, 12/30/14(1)(2)	1,010	1,038

Valeant Pharmaceuticals International,

7.00%, 10/1/20(1)(2)	185	189
		2,062

Pipelines – 2.3%

Atlas Pipeline Partners L.P.,

8.13%, 12/15/15	175	177

8.75%, 6/15/18	825	844

Copano Energy LLC/Copano Energy Finance Corp.,

8.13%, 3/1/16	1,025	1,046

Crosstex Energy L.P./Crosstex Energy Finance Corp.,

8.88%, 2/15/18	1,400	1,466

El Paso Corp.,

8.25%, 2/15/16	360	400

7.00%, 6/15/17	250	265

7.25%, 6/1/18	825	889

6.95%, 6/1/28	1,600	1,509

7.80%, 8/1/31	1,075	1,116

7.75%, 1/15/32	600	623

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,

6.88%, 11/1/14	275	278

6.88%, 11/1/14	325	329

8.50%, 7/15/16	215	227

8.75%, 4/15/18	225	243

Regency Energy Partners L.P./Regency Energy Finance Corp.,

9.38%, 6/1/16	1,225	1,351

Southern Star Central Corp.,

6.75%, 3/1/16	350	354

6.75%, 3/1/16(2)	75	76

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,

8.25%, 7/1/16	545	576

11.25%, 7/15/17	175	202

7.88%, 10/15/18(2)	450	469
		12,440

Real Estate – 0.6%

CB Richard Ellis Services, Inc.,

11.63%, 6/15/17	875	1,013

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Real Estate – 0.6% – continued

Colonial Realty L.P.,

6.25%, 6/15/14	$250	$259

6.05%, 9/1/16	2,200	2,181
		3,453

Real Estate Investment Trusts – 0.9%

Felcor Lodging L.P.,

10.00%, 10/1/14	695	755

Host Hotels & Resorts L.P.,

6.88%, 11/1/14	440	454

6.38%, 3/15/15	2,260	2,314

ProLogis,

5.63%, 11/15/15	1,535	1,502
		5,025

Retail – 4.7%

Bon-Ton Department Stores (The), Inc.,

10.25%, 3/15/14	200	197

Claire’s Stores, Inc.,

9.63%, 6/1/15	1,029	968

Dillard Department Stores, Inc.,

7.88%, 1/1/23	165	156

Dillard’s, Inc.,

7.75%, 7/15/26	170	156

7.75%, 5/15/27	345	312

Inergy L.P./Inergy Finance Corp.,

8.75%, 3/1/15	600	647

8.25%, 3/1/16	200	210

7.00%, 10/1/18(1)(2)	650	666

J.C. Penney Corp., Inc.,

6.38%, 10/15/36	598	577

7.40%, 4/1/37	750	757

Limited Brands, Inc.,

7.00%, 5/1/20	800	864

7.60%, 7/15/37	1,775	1,739

Macy’s Retail Holdings, Inc.,

6.90%, 4/1/29	470	476

8.13%, 8/15/35	575	598

7.88%, 8/15/36	625	631

6.38%, 3/15/37	450	445

Michaels Stores, Inc.,

10.00%, 11/1/14	925	975

11.38%, 11/1/16	1,350	1,466

Neiman Marcus Group (The), Inc.,

9.00%, 10/15/15	441	458

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Retail – 4.7% – continued

10.38%, 10/15/15	$1,150	$1,208

New Albertsons, Inc.,

7.45%, 8/1/29	4,875	3,949

8.70%, 5/1/30	600	528

8.00%, 5/1/31	575	469

Phillips – Van Heusen Corp.,

7.38%, 5/15/20	225	237

7.75%, 11/15/23	290	321

QVC, Inc.,

7.13%, 4/15/17(2)	275	285

7.50%, 10/1/19(2)	800	836

Sbarro, Inc.,

10.38%, 2/1/15	350	210

Toys R US – Delaware, Inc.,

7.38%, 9/1/16(2)	925	941

Toys R Us Property Co. I LLC,

10.75%, 7/15/17	1,750	1,978

Toys R US, Inc.,

7.38%, 10/15/18	1,910	1,824
		25,084

Semiconductors – 0.3%

Advanced Micro Devices, Inc.,

8.13%, 12/15/17	250	264

7.75%, 8/1/20(2)	200	206

Amkor Technology, Inc.,

7.38%, 5/1/18(2)	1,000	1,012

Freescale Semiconductor, Inc.,

8.88%, 12/15/14	295	295
		1,777

Software – 0.7%

Fidelity National Information Services, Inc.,

7.63%, 7/15/17(1)(2)	400	427

First Data Corp.,

9.88%, 9/24/15	2,130	1,741

JDA Software Group, Inc.,

8.00%, 12/15/14(2)	325	344

SSI Investments II/SSI Co.-Issuer LLC,

11.13%, 6/1/18(2)	1,125	1,235
		3,747

Storage/Warehousing – 0.2%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,

8.88%, 3/15/18(2)	1,050	1,123

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Telecommunications – 7.9%

Cincinnati Bell Telephone Co. LLC,

6.30%, 12/1/28	$50	$38

Cincinnati Bell, Inc.,

7.00%, 2/15/15	1,365	1,365

8.25%, 10/15/17	1,350	1,364

8.75%, 3/15/18	275	268

Citizens Communications Co.,

9.00%, 8/15/31	3,445	3,673

Citizens Utilities Co.,

7.88%, 1/15/27	1,830	1,848

7.45%, 7/1/35	10	9

Crown Castle International Corp.,

9.00%, 1/15/15	1,925	2,122

7.13%, 11/1/19	1,300	1,384

GCI, Inc.,

8.63%, 11/15/19	875	934

Hughes Network Systems LLC/HNS Finance Corp.,

9.50%, 4/15/14	850	880

9.50%, 4/15/14	225	233

ITC Deltacom, Inc.,

10.50%, 4/1/16	1,425	1,448

Level 3 Financing, Inc.,

9.25%, 11/1/14	1,485	1,396

8.75%, 2/15/17	800	712

10.00%, 2/1/18	2,550	2,295

Lucent Technologies,

6.45%, 3/15/29	2,410	1,753

MetroPCS Wireless, Inc.,

7.88%, 9/1/18	725	747

Nextel Communications, Inc.,

5.95%, 3/15/14	1,620	1,612

7.38%, 8/1/15	2,375	2,387

NII Capital Corp.,

8.88%, 12/15/19	265	294

Qwest Capital Funding, Inc.,

7.63%, 8/3/21	260	263

Qwest Communications International, Inc.,

7.50%, 2/15/14	175	178

7.13%, 4/1/18(2)	350	368

Qwest Corp.,

8.38%, 5/1/16	525	621

SBA Telecommunications, Inc.,

8.00%, 8/15/16	650	699

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.9% – continued

Telecommunications – 7.9% – continued

Sprint Capital Corp.,

6.88%, 11/15/28	$3,480	$3,184

8.75%, 3/15/32	1,725	1,811

U.S. West Capital Funding,

6.50%, 11/15/18	755	755

6.88%, 7/15/28	650	611

U.S. West Communications,

7.50%, 6/15/23	215	216

7.20%, 11/10/26	925	925

6.88%, 9/15/33	1,690	1,669

7.13%, 11/15/43	1,950	1,896

West Corp.,

8.63%, 10/1/18(2)	250	250

Windstream Corp.,

8.63%, 8/1/16	605	640

7.88%, 11/1/17	1,265	1,319
		42,167

Transportation – 0.3%

Bristow Group, Inc.,

7.50%, 9/15/17	400	410

Offshore Logistic,

6.13%, 6/15/13	475	481

PHI, Inc.,

8.63%, 10/15/18 (1)(2)	1,000	982
		1,873

Trucking & Leasing – 0.1%

Maxim Crane Works L.P.,

12.25%, 4/15/15 (2)	325	295
Total Corporate Bonds
(Cost $370,609)		388,253

FOREIGN ISSUER BONDS – 10.4%

Banks – 0.5%

Barclays Bank PLC,

3.68%, 8/20/15	2,790,000	2,464

Building Materials – 0.1%

Corp GEO S.A.B de C.V.,

9.25%, 6/30/20 (1)(2)	500	567

Urbi Desarrollos Urbanos S.A.B de C.V.,

9.50%, 1/21/20 (1)(2)	115	131
		698

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Chemicals – 0.1%

Nova Chemicals Corp.,

8.38%, 11/1/16	$650	$684

Coal – 0.0%

Adaro Indonesia PT,

7.63%, 10/22/19 (1)(2)	100	109

Commercial Services – 0.4%

DP World Ltd.,

6.85%, 7/2/37 (1)(2)	2,000	1,871

Computers – 0.3%

Seagate Technology HDD Holdings,

6.80%, 10/1/16	1,530	1,561

Distribution/Wholesale – 0.2%

Marfrig Overseas Ltd.,

9.50%, 5/4/20 (1)(2)	900	955

Diversified Financial Services – 0.7%

Ally Credit Canada Ltd.,

7.13%, 9/13/11	305	284

Fibria Overseas Finance Ltd.,

7.50%, 5/4/20(1)(2)	739	784

Petroplus Finance Ltd.,

7.00%, 5/1/17 (1)(2)	1,500	1,305

9.38%, 9/15/19 (2)	1,225	1,115
		3,488

Electric – 0.1%

Listrindo Capital B.V.,

9.25%, 1/29/15 (1)(2)	600	681

Electronics – 0.3%

Hon Hai Precision Industry Co. Ltd.,

0.00%, 10/12/13	100	100

NXP B.V./NXP Funding LLC,

9.50%, 10/15/15	875	897

9.75%, 8/1/18 (1)(2)	600	639
		1,636

Engineering & Construction – 0.0%

Odebrecht Finance Ltd.,

7.00%, 4/21/20 (1)(2)	200	214

Entertainment – 0.1%

Great Canadian Gaming Corp.,

7.25%, 2/15/15 (2)	478	486

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Food – 0.1%

Corp Pesquera Inca S.A.C,

9.00%, 2/10/17(1)(2)	$420	$435

Forest Products & Paper – 0.2%

Abitibi Consolidated, Inc.,

8.50%, 8/1/29	1,146	1,154

Internet – 0.2%

UPC Holding B.V.,

9.88%, 4/15/18(2)	825	879

Investment Companies – 0.0%

Offshore Group Investments Ltd.,

11.50%, 8/1/15(2)	150	157

Iron/Steel – 0.3%

Algoma Acquisition Corp.,

9.88%, 6/15/15(1)(2)	1,505	1,341

Leisure Time – 0.2%

Royal Caribbean Cruises Ltd.,

7.50%, 10/15/27	945	888

Media – 0.3%

Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH,

8.13%, 12/1/17(2)	300	312

Videotron Ltee,

6.88%, 1/15/14	125	127

9.13%, 4/15/18	1,250	1,406
		1,845

Miscellaneous Manufacturing – 0.4%

Bombardier, Inc.,

7.45%, 5/1/34(1)(2)	2,000	1,900

Multi-National – 0.7%

European Bank for Reconstruction & Development,

9.25%, 9/10/12	4,250	2,553

European Investment Bank,

8.30%, 4/24/13(2)	4,605,000	447

International Bank for Reconstruction & Development,

2.30%, 2/26/13	1,000,000	894
		3,894

Oil & Gas – 0.6%

Connacher Oil and Gas Ltd.,

10.25%, 12/15/15(1)(2)	1,260	1,279

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Oil & Gas – 0.6% – continued

Gibson Energy ULC/GEP Midstream Finance Corp.,

10.00%, 1/15/18	$1,150	$1,133

Harvest Operations Corp.,

6.88%, 10/1/17(1)(2)(3)	725	741

Petrominerales Ltd.,

2.63%, 8/25/16	100	97

Transocean, Inc.,

1.63%, 12/15/37	178	177
		3,427

Oil & Gas Services – 0.0%

Subsea 7, Inc.,

3.50%, 10/13/14	100	128

Packaging & Containers – 0.0%

Ardagh Packaging Finance PLC,

9.13%, 10/15/20(2)(3)	200	200

Pharmaceuticals – 0.3%

Elan Finance PLC/Elan Finance Corp,

8.75%, 10/15/16(2)	900	909

Shire PLC,

2.75%, 5/9/14	425	427
		1,336

Sovereign – 1.7%

Brazilian Government International Bond,

10.25%, 1/10/28	6,000	3,948

Hellenic Republic Government Bond,

2.30%, 7/25/30	70	51

Indonesia Treasury Bond,

10.50%, 8/15/30	7,049,000	951

Ireland Government Bond,

4.50%, 10/18/18	175	214

5.00%, 10/18/20	25	30

5.40%, 3/13/25	50	59

Korea Treasury Bond,

5.00%, 9/10/14	972,050	893

Mexican Bonos,

8.00%, 12/7/23	16,500	1,502

Philippine Government International Bond,

4.95%, 1/15/21	10,000	226

Portugal Obrigacoes do Tesouro OT,

4.80%, 6/15/20	25	30

3.85%, 4/15/21	25	28

3.85%, 4/15/21	25	28

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Sovereign – 1.7% – continued

Uruguay Government International Bond,

3.70%, 6/26/37	$17,225	$1,087
		9,047

Telecommunications – 1.8%

America Movil S.A.B. de C.V.,

8.46%, 12/18/36	3,400	278

Axtel S.A.B. de C.V.,

9.00%, 9/22/19(1)(2)	470	434

Bakrie Telecom Pte Ltd.,

11.50%, 5/7/15(1)(2)	1,100	1,185

Intelsat Jackson Holdings S.A.,

11.25%, 6/15/16	1,350	1,468

8.50%, 11/1/19(2)	200	217

Intelsat Luxembourg S.A.,

11.25%, 2/4/17	325	348

Intelsat S.A.,

6.50%, 11/1/13	1,165	1,155

Virgin Media Finance PLC,

9.13%, 8/15/16	1,400	1,498

9.50%, 8/15/16	750	847

8.38%, 10/15/19	900	988

Wind Acquisition Finance S.A.,

11.75%, 7/15/17(2)	650	728

Wind Acquisition Holdings Finance S.A,

12.25%, 7/15/17(2)	548	587
		9,733

Transportation – 0.8%

CHC Helicopter S.A.,

9.25%, 10/15/20(2)(3)	1,475	1,490

General Maritime Corp.,

12.00%, 11/15/17	1,100	1,160

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,

8.88%, 11/1/17(2)	600	633

Teekay Corp.,

8.50%, 1/15/20	925	1,007
		4,290
Total Foreign Issuer Bonds
(Cost $51,858)		55,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 0.8%

Auto Manufacturers – 0.2%

Ford Motor Co.,

3.10%, 12/15/13	$921	$902

Diversified Financial Services – 0.1%

AGFS Funding Co.,

2.03%, 4/21/15	550	552

Electric – 0.3%

Texas Competitive Electric Holdings Co. LLC,

5.24%, 10/10/14	1,905	1,478

Lodging – 0.2%

Harrah’s Operating Co. Inc.,

4.48%, 1/28/15	1,250	1,075
Total Term Loans
(Cost $4,009)		4,007
U.S. GOVERNMENT OBLIGATIONS – 0.6%

U.S. Treasury Notes – 0.6%

1.00%, 4/30/12	930	939

2.50%, 4/30/15	1,975	2,094
Total U.S. Government Obligations
(Cost $2,925)		3,033

	NUMBER OF SHARES	VALUE (000S)
PREFERRED S TOC KS – 0.0%

Home Builders – 0.0%

Hovnanian Enterprises, Inc.*	10,100	$69
Total Preferred Stocks
(Cost $103)		69
CONVERTIBLE PREFERRED S TOC KS – 0.5%

Agriculture – 0.0%

Archer-Daniels-Midland Co., 6.25%*	3,700	153

Auto Manufacturers – 0.1%

Ford Motor Co. Capital Trust II, 6.50%*	10,655	511

Banks – 0.1%

Wells Fargo & Co., 7.50%*	275	277

Electric – 0.0%

AES Trust III, 6.75%*	500	24

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED S TOCKS – 0.5% – continued

Housewares – 0.1%
Newell Financial Trust I, 5.25% *	18,600	$725

Insurance – 0.0%

Hartford Financial Services Group, Inc., 7.25%	7,800	185

Mining – 0.0%

AngloGold Ashanti Ltd., 6.00% *	750	40

Oil & Gas – 0.1%

Apache Corp., 6.00%	4,110	238

Pipelines – 0.1%

El Paso Corp., 4.99% *	126	145
El Paso Energy Capital Trust I, 4.75% *	3,875	148
		293
Total Convertible Preferred Stocks
(Cost $2,304)		2,446

INVESTMENT COMPANIES – 7.0%
Northern Institutional Funds – Diversified Assets Portfolio (4)(5)	37,533,692	37,533
Total Investment Companies
(Cost $37,533)		37,533

Total Investments – 99.5%
(Cost $506,153)		529,539
Other Assets less Liabilities – 0.5%		2,913
NET ASSETS – 100.0%		$532,452

(1)	Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted illiquid securities amounted to approximately $37,656,000 or 7.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Adaro Indonesia PT,

7.63%, 10/22/19	10/15/09	$99

Algoma Acquisition Corp.,

9.88%, 6/15/15	12/7/09-5/26/10	1,346

Allison Transmission, Inc.,

11.00%, 11/1/15	6/30/10	526

11.25%, 11/1/15	7/1/10	157

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

American Residential Services LLC,

12.00%, 4/15/15	4/9/10	$1,219

Axtel S.A.B. de C.V.,

9.00%, 9/22/19	9/25/09-5/25/10	450

Bakrie Telecom Pte Ltd.,

11.50%, 5/7/15	4/30/10-5/25/10	1,085

Bombardier, Inc.,

7.45%, 5/1/34	9/24/09-10/8/09	1,755

BWAY Holding Co.,

10.00%, 6/15/18	6/8/10-6/29/10	508

Calpine Corp.,

7.25%, 10/15/17	12/7/09	285

Case New Holland, Inc.,

7.88%, 12/1/17	6/22/10	1,316

Comtech Telecommunications Corp.,

3.00%, 5/1/29	7/22/10-7/27/10	202

Connacher Oil and Gas Ltd.,

10.25%, 12/15/15	9/24/09-2/24/10	1,100

Corp GEO S.A.B de C.V.,

9.25%, 6/30/20	6/25/10	492

Corp Pesquera Inca S.A.C,

9.00%, 2/10/17	2/2/10	417

DP World Ltd.,	11/25/09-

6.85%, 7/2/37	6/24/10	1,523

Fibria Overseas Finance Ltd.,

7.50%, 5/4/20	4/29/10-5/23/10	694

Fidelity National Information Services, Inc.,

7.63%, 7/15/17	7/8/10	400

GenOn Escrow Corp.,

9.50%, 10/15/18	9/20/10	1,183

9.88%, 10/15/20	9/20/10-9/24/10	1,317

Gentiva Health Services, Inc.,

11.50%, 9/1/18	8/12/10	365

Gilead Sciences, Inc.,

1.00%, 5/1/14	7/27/10-7/27/10	150

GMAC, Inc.,

8.30%, 2/12/15	2/9/10	1,711

Harvest Operations Corp.,

6.88%, 10/1/17	9/24/10	720

Inergy L.P./Inergy Finance Corp.,

7.00%, 10/1/18	9/13/10	650

Insight Communications Co., Inc.,

9.38%, 7/15/18	6/30/10	450

Linn Energy LLC/Linn Energy Finance Corp.,

7.75%, 2/1/21	9/8/10	958

Listrindo Capital B.V.,

9.25%, 1/29/15	1/22/10	595

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Marfrig Overseas Ltd.,

9.50%, 5/4/20	4/29/10	$886

MGM Mirage,

9.00%, 3/15/20	3/9/10	925

Michael Foods, Inc.,

9.75%, 7/15/18	6/22/10	511

NBTY, Inc.,

9.00%, 10/1/18	9/22/10	611

NFR Energy LLC/NFR Energy Finance Corp.,

9.75%, 2/15/17	2/9/10	1,037

NXP B.V./NXP Funding LLC,

9.75%, 8/1/18	7/13/10-7/15/10	615

Odebrecht Finance Ltd.,

7.00%, 4/21/20	10/14/09	196

Owens-Brockway Glass Container, Inc.,

3.00%, 6/1/15	7/1/10-8/11/10	290

Petroplus Finance Ltd.,

7.00%, 5/1/17	9/25/09-2/9/10	1,345

PHH Corp.,

9.25%, 3/1/16	8/6/10-8/18/10	761

PHI, Inc.,

8.63%, 10/15/18	9/16/10	1,000

Quintiles Transnational Corp.,

9.50%, 12/30/14	12/4/09	990

Reichhold Industries, Inc.,

9.00%, 8/15/14	3/16/10-4/1/10	850

Sinclair Television Group, Inc.,

8.38%, 10/15/18	9/21/10	768

Stallion Oilfield Holdings Ltd.,

10.50%, 2/15/15	7/30/10-9/15/10	447

Trans Union LLC/TransUnion Financing Corp.,

11.38%, 6/15/18	6/10/10-9/7/10	799

TRW Automotive, Inc.,

7.00%, 3/15/14	12/15/09	539

Urbi Desarrollos Urbanos S.A.B de C.V.,

9.50%, 1/21/20	1/13/10	113

Valeant Pharmaceuticals International,

7.00%, 10/1/20	9/21/10	184

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,294,000 with net purchases of approximately $3,239,000 during the six months ended September 30, 2010.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2010, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALIT Y DISTRIBUTION *	%
AAA	1.4%
AA	0.6
A	1.3
BBB	2.2
BB	20.0
B	50.7
CCC or Below	19.4
Non – Rated	1.2
Short – Term	3.2

Total	100.0%

*	Standard & Poor’s Rating Services.

At September 30, 2010, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (000s)
United States Dollar	58	Euro	43	10/1/10	$1

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a single broker. The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities at cost as no other viable pricing sources were available.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$3,568(1)	$–	$3,568
Convertible Bonds
Airlines	–	1,739	–	1,739
Apparel	–	437	–	437
Auto Manufacturers	–	1,181	–	1,181
Auto Parts & Equipment	–	479	–	479
Biotechnology	–	3,549	–	3,549
Coal	–	1,163	–	1,163
Commercial Services	–	1,256	–	1,256
Computers	–	242	–	242
Food	–	336	–	336
Healthcare-Products	–	2,041	–	2,041
Miscellaneous Manufacturing	–	1,937	–	1,937
Oil & Gas	–	1,671	–	1,671
Packaging & Containers	–	1,122	–	1,122
Pharmaceuticals	–	2,134	–	2,134
Semiconductors	–	8,331	–	8,331
Telecommunications	–	7,511	–	7,511
Corporate Bonds
Advertising	–	3,736	–	3,736
Aerospace/Defense	–	2,266	–	2,266
Airlines	–	2,479	–	2,479
Apparel	–	3,045	–	3,045
Auto Manufacturers	–	4,938	–	4,938
Auto Parts & Equipment	–	4,922	–	4,922
Banks	–	12,482	–	12,482
Beverages	–	4,654	–	4,654
Building Materials	–	5,602	–	5,602
Chemicals	–	6,971	–	6,971
Coal	–	6,458	–	6,458
Commercial Services	–	19,059	–	19,059
Cosmetics/Personal Care	–	1,107	–	1,107
Distribution/ Wholesale	–	1,700	–	1,700
Diversified Financial Services	–	20,810	–	20,810
Electric	–	24,788	–	24,788
Electronics	–	202	–	202
Engineering & Construction	–	–	1,231	1,231
Entertainment	–	10,416	–	10,416
Environmental Control	–	1,195	–	1,195
Food	–	8,480	–	8,480
Forest Products & Paper	–	3,009	–	3,009
Gas	–	1,436	–	1,436
Healthcare – Products	–	2,024	–	2,024
Healthcare – Services	–	32,438	390	32,828
Holding Companies – Diversified	–	1,517	–	1,517
Home Builders	–	4,494	–	4,494
Home Furnishings	–	1,355	–	1,355
Household Products/ Wares	–	7,299	–	7,299
Housewares	–	1,263	–	1,263
Internet	–	1,716	–	1,716

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$–	$592	$–	$592
Iron/Steel	–	3,243	–	3,243
Lodging	–	8,271	–	8,271
Machinery – Construction & Mining	–	310	–	310
Machinery – Diversified	–	2,537	–	2,537
Media	–	23,150	–	23,150
Miscellaneous Manufacturing	–	6,030	–	6,030
Office Furnishings	–	426	–	426
Office/Business Equipment	–	2,457	–	2,457
Oil & Gas	–	24,591	–	24,591
Oil & Gas Services	–	5,611	–	5,611
Packaging & Containers	–	8,507	–	8,507
Pharmaceuticals	–	2,062	–	2,062
Pipelines	–	12,440	–	12,440
Real Estate	–	3,453	–	3,453
Real Estate Investment Trusts	–	5,025	–	5,025
Retail	–	24,418	666	25,084
Semiconductors	–	1,777	–	1,777
Software	–	3,747	–	3,747
Storage/ Warehousing		1,123	–	1,123
Telecommunications	–	42,167	–	42,167
Transportation	–	891	982	1,873
Trucking & Leasing		295	–	295
Foreign Issuer Bonds
Banks	–	2,464	–	2,464
Building Materials	–	698	–	698
Chemicals	–	684	–	684
Coal	–	109	–	109
Commercial Services	–	1,871	–	1,871
Computers	–	1,561	–	1,561
Distribution/ Wholesale	–	955	–	955
Diversified Financial Services	–	3,488	–	3,488
Electric	–	681	–	681
Electronics	–	1,536	100	1,636
Engineering & Construction	–	214	–	214
Entertainment	–	486	–	486
Food	–	435	–	435
Forest Products & Paper	–	1,154	–	1,154
Internet	–	879	–	879
Investment Companies	–	157	–	157
Iron/Steel	–	1,341	–	1,341
Leisure Time	–	888	–	888
Media	–	1,845	–	1,845
Miscellaneous Manufacturing	–	1,900	–	1,900
Multi-National	–	–	3,894	3,894
Oil & Gas	–	2,589	838	3,427
Oil & Gas Services	–	–	128	128
Packaging & Containers	–	200	–	200
Pharmaceuticals	–	909	427	1,336
Sovereign	–	4,205	4,842	9,047
Telecommunications	–	8,548	1,185	9,733
Transportation	–	4,290	–	4,290
Term Loans
Auto Manufacturers	–	902	–	902

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Diversified Financial Services	$–	$–	$552	$552
Electric	–	–	1,478	1,478
Lodging	–	–	1,075	1,075
U.S. Government Obligations	–	3,033(1)	–	3,033
Preferred Stocks	69(1)	–	–	69
Convertible Preferred Stocks
Agriculture	153	–	–	153
Auto Manufacturers	511	–	–	511
Banks	277	–	–	277
Electric	24	–	–	24
Housewares	725	–	–	725
Insurance	185	–	–	185
Mining	40	–	–	40
Oil & Gas	238	–	–	238
Pipelines	148	145	–	293
Investment Companies	37,533	–	–	37,533

Total Investments	$39,903	$471,848	$17,788	$529,539

OTHER FINANCIAL INVESTMENTS
Assets
Forward Foreign
Currency Exchange
Contracts	$–	$1	$–	$1

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)*	BALANCE AS OF 09/30/10 (000s)
Corporate Bonds
Building Materials	$424	$–	$(22)	$(402)	$–	$–
Coal	488	–	31	–	(519)	–
Commercial Services	413	9	(23)	(399)	–	–
Engineering & Construction	–	–	12	1,219	–	1,231
Forest Products & Paper	1,150	–	(4)	(1,146)	–	–
Healthcare Services	–	–	25	365	–	390
Oil & Gas	4,820	104	1,373	(1,412)	(4,885)	–
Retail	–	–	16	650	–	666
Transportation	–	–	(18)	1,000	–	982
Foreign Issuer Bonds
Coal	104	–	5	–	(109)	–
Commercial Services	1,632	–	159	80	(1,871)	–
Diversified Financial Services	263	–	21	–	(284)	–
Electronics	–	–	–	100	–	100
Multi-National	1,293	–	210	2,391	–	3,894
Oil & Gas	–	–	18	820	–	838
Oil & Gas Services	–	–	4	124	–	128
Pharmaceuticals	–	–	13	414	–	427
Sovereign	4,060	–	790	1,494	(1,502)	4,842
Telecommunications	–	–	100	1,085	–	1,185
Term Loans
Auto Manufacturers	957	7	9	(71)	(902)	–
Diversified Financial Services	–	–	10	542	–	552
Electric	–	2	(80)	(15)	1,571	1,478
Lodging	1,077	–	(2)	–	–	1,075
Total	$16,681	$122	$2,647	$6,839	$(8,501)	$17,788

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfers in and the market value as of the end of the period for transfers out.

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2010 was approximately $851, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust includes 43 portfolios as of September 30, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Company of Connecticut (“NTCC”) is a subsidiary of Northern Trust Corporation and Northern Trust Investments, N.A. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTCC and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”). This standard established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification is effective for annual periods ending after September 15, 2009. Updates to the Codification are issued as Accounting Standards Updates (“ASU”) by the FASB. The adoption of SFAS No. 168 and the use of the Codification had no impact on the Funds’ financial statements and accompanying footnotes, except for certain references made to authoritative accounting literature.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligation under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2010, the Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate value of securities pledged to cover margin requirements for open positions was approximately $7,993,000, $1,165,000, $1,505,000 and $1,250,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were less than $500 for the six months ended September 30, 2010 for the Multi-Manager International Equity Fund. There were no redemption fees for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, and Multi-Manager High Yield Opportunity Funds for the six months ended September 30, 2010. Redemption fees were less than $1,500 for the fiscal year ended March 31, 2010, for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. These amounts are included in “Proceeds from Shares Sold” in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, PFICs gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Funds. At March 31, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi- Manager Emerging Markets Equity	$(496)	$496	$ —
Multi-Manager Global Real Estate	831	(831)	—
Multi-Manager International Equity	1,887	(1,887)	—
Multi-Manager Large Cap	2	—	(2)
Multi-Manager Mid Cap	(21)	21	—
Multi-Manager Small Cap	1,302	385	(1,687)
Multi-Manager High Yield Opportunity	(6)	8	(2)

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Fund in the table below has elected to defer net capital losses and/or net currency losses incurred from November 1, 2009

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

through November 30, 2009, the Fund’s last tax year end, as having arisen on the first day of the following tax year (in thousands):

Multi-Manager Global Real Estate	$153

At March 31, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2016	MARCH 31, 2017	MARCH 31, 2018
Multi-Manager International Equity	$ —	$132,432	$175,064
Multi-Manager Large Cap	17	39,726	11,096
Multi-Manager Mid Cap	—	30,745	20,238
Multi-Manager Small Cap	—	53,569	6,123

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2010, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN
Multi-Manager Emerging Markets Equity	$27,716	$73,598	$301,916
Multi-Manager International Equity	11,047	—	188,468
Multi-Manager Large Cap	292	—	97,721
Multi-Manager Mid Cap	512	—	95,467
Multi-Manager Small Cap	—	—	55,203
Multi-Manager High Yield Opportunity	1,162	—	11,362

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income and net long-term capital gains at November 30, 2009, the Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Multi-Manager Global Real Estate	$15,840	$1,558	$128,628
*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year or period ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$53,596	$ —
Multi-Manager International Equity	15,000	—
Multi-Manager Large Cap	4,405	—
Multi-Manager Mid Cap	1,300	—
Multi-Manager High Yield Opportunity	8,616	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year or period ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager International Equity	$12,000	$13,395
Multi-Manager Large Cap	2,836	—
Multi-Manager Mid Cap	2,300	2,279
Multi-Manager Small Cap	355	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the Multi-Manager Global Real Estate Fund’s tax year ended November 30, 2009 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2009 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Real Estate	$5,544	$1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Funds are subject to the provisions of the ASC 740-10, Income Taxes, Overall and ASU 2009-6, Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. These standards provide guidance for how uncertain tax positions should be recognized,

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

measured, presented and disclosed in the Funds’ financial statements. As of March 31, 2010, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for Multi-Manager Global Real Estate Fund, filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2008 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statements of Operations under shareholder servicing fees for the six months ended September 30, 2010.

4. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears which is included in Other expenses on the Statements of Operations. The agreement will expire on December 9, 2010.

At September 30, 2010, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2010.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2010, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2010, were as follows:

	CONTRACTUAL RATE
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%	1.50%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%	1.30%
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.45%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.40%
Multi-Manager High Yield Opportunity	0.80%	0.75%	0.72%	1.10%

Prior to July 31, 2010, the reimbursements described above were voluntary and could be modified or terminated at any time. Starting July 31, 2010, the investment advisers have contractually agreed to reimburse certain expenses of the Funds. The contractual reimbursement arrangement is expected to continue until at least July 31, 2011. After this date, the investment advisers or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTCC is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTCC oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTCC. NTI and NTCC manage the

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SEPTEMBER 30, 2010 (UNAUDITED)

cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2010, Axiom International Investors, LLC, PanAgora Asset Management, Inc., Trilogy Global Advisors, LLC and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2010, Cohen & Steers Capital Management, Inc., EII Realty Securities, Inc. and ING Clarion Real Estate Securities, LLC are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2010, Altrinsic Global Advisors, LLC, Tradewinds Global Investors, LLC, UBS Global Asset Management (Americas) Inc. and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2010, Delaware Management Company, Inc., Jennison Associates LLC, Marsico Capital Management, LLC and Metropolitan West Capital Management, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2010, Geneva Capital Management Ltd., LSV Asset Management, Systematic Financial Management LP and TCW Investment Management Company are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2010, Copper Rock Capital Partners LLC, Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, Metropolitan West Capital Management LLC, and Riverbridge Partners, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2010, Loomis, Sayles & Company, L.P. and Stone Harbor Investment Partners LP are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

The Investment Advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment advisers will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Other income on the Statements of

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$ —	$696,141	$ —	$525,124
Multi-Manager Global Real Estate	—	183,729	—	145,440
Multi-Manager International Equity	—	2,150,449	—	2,261,262
Multi-Manager Large Cap	—	149,826	—	160,925
Multi-Manager Mid Cap	—	330,801	—	205,616
Multi-Manager Small Cap	—	554,165	—	472,470
Multi-Manager High Yield Opportunity	—	181,338	—	86,071

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$492,282	$(26,003)	$466,279	$1,806,827
Multi-Manager Global Real Estate	175,057	(2,507)	172,550	551,323
Multi-Manager International Equity	271,989	(85,623)	186,366	2,772,319
Multi-Manager Large Cap	98,331	(12,562)	85,769	602,623
Multi-Manager Mid Cap	138,214	(30,397)	107,817	684,300
Multi-Manager Small Cap	44,657	(16,152)	28,505	499,630
Multi-Manager High Yield Opportunity	26,425	(3,262)	23,163	506,376

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	16,145	$335,643	—	$—	(9,499)	$(192,553)	6,646	$143,090
Multi-Manager Global Real Estate	4,608	77,716	13	223	(1,983)	(33,361)	2,638	44,578
Multi-Manager International Equity	46,222	412,871	—	—	(44,618)	(387,253)	1,604	25,618
Multi-Manager Large Cap	14,495	114,553	14	115	(16,347)	(129,570)	(1,838)	(14,902)
Multi-Manager Mid Cap	24,994	228,510	—	—	(6,684)	(66,692)	18,310	161,818
Multi-Manager Small Cap	14,674	131,753	—	—	(4,639)	(39,935)	10,035	91,818
Multi-Manager High Yield Opportunity	13,710	143,237	144	1,509	(4,557)	(47,341)	9,297	97,405

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

Transactions in shares for the fiscal year or period ended March 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	72,756	$1,321,615	2,098	$41,435	(6,215)	$(115,456)	68,639	$1,247,594
Multi-Manager Global Real Estate	23,778	343,634	847	13,751	(6,289)	(91,533)	18,336	265,852
Multi-Manager International Equity	201,660	1,694,377	88	774	(52,894)	(440,422)	148,854	1,254,729
Multi- Manager Large Cap	64,017	455,050	52	387	(35,243)	(258,613)	28,826	196,824
Multi-Manager Mid Cap	37,668	300,273	15	140	(39,830)	(348,753)	(2,147)	(48,340)
Multi-Manager Small Cap	28,342	207,302	—	—	(19,910)	(154,539)	8,432	52,763
Multi-Manager High Yield Opportunity	41,822	422,439	76	774	(1,579)	(16,174)	40,319	407,039

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2010:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$8		Unrealized loss on forward foreign currency exchange contracts	$(4)	BBH, Chase, CSFB, HSBC, Morgan Stanley, UBS
Multi-Manager Global Real Estate	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	(1)	BBH, Citigroup, CSFB, HSBC, UBS
Multi-Manager International Equity	Equity contracts	Net unrealized appreciation	1,410	*	Net unrealized depreciation	—	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	47		Unrealized loss on forward foreign currency exchange contracts	(730)	BBH, BNY Mellon, Chase, Citigroup, CSFB, Goldman Sachs, Morgan Stanley
Multi-Manager Large Cap	Equity contracts	Net unrealized appreciation	324	*	Net unrealized depreciation	—	UBS
Multi-Manager Mid Cap	Equity contracts	Net unrealized appreciation	902	*	Net unrealized depreciation	—	UBS
Multi-Manager Small Cap	Equity contracts	Net unrealized appreciation	615	*	Net unrealized depreciation	—	UBS
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	1		Unrealized loss on forward foreign currency exchange contracts	—	Barclays

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments – footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended September 30, 2010:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(59)
Multi-Manager Global Real Estate	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	44
Multi-Manager International Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	97
	Equity contracts	Net realized gains (losses) on futures contracts	(3,242)
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	(72)
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	(931)
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	(1,946)
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	3
Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(155)
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,170
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,432)
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	99
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	891
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	520
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1

Volume of derivative activity for the six months ended September 30, 2010*:

	FOREIGN EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Multi-Manager Emerging Markets Equity	163	$627	—	$ —
Multi-Manager Global Real Estate	372	125	—	—
Multi-Manager International Equity	470	2,104	86	3,509
Multi-Manager Large Cap	—	—	81	937
Multi-Manager Mid Cap	—	—	79	968
Multi-Managers Small Cap	—	—	93	722
Multi-Manager High Yield Opportunity	2	210	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and futures equity contracts.

**	Amounts in thousands.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the Funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on April 1, 2010, and are reflected in these financial statements.

11. SUBSEQUENT EVENTS

NFJ Investment Group, LLC began serving as sub-advisor to the Multi-Manager International Equity Fund effective on October 1, 2010 following approval of the Board of Trustees of the Northern Multi-Manager Funds at a meeting held on August 5, 2010.

At a meeting held on November 5, 2010, the Board of Trustees of the Northern Multi-Manager Funds approved a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility, which is anticipated to go into effect on December 9, 2010, replaces the existing credit agreement administered by Deutsche Bank A.G. The New Credit Facility will expire on December 8, 2011, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the items noted above that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MULTI-MANAGER FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity and Multi-Manager International Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/10 - 9/30/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 71), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager International Equity, Multi-Manager Global Real Estate and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.47%	$1,000.00	$1,118.00	$7.80
Hypothetical	1.47%	$1,000.00	$1,017.70	$7.44	**

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.30%	$1,000.00	$1,081.20	$6.78
Hypothetical	1.30%	$1,000.00	$1,018.55	$6.58	**

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.39%	$1,000.00	$1,015.20	$7.02
Hypothetical	1.39%	$1,000.00	$1,018.10	$7.03	**

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.20%	$1,000.00	$999.40	$6.01
Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07	**

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.20%	$1,000.00	$1,027.60	$6.10
Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07	**

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.40%	$1,000.00	$995.50	$7.00
Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08	**

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/10	ENDING ACCOUNT VALUE 9/30/10	EXPENSES PAID* 4/1/10 - 9/30/10
Actual	1.10%	$1,000.00	$1,065.00	$5.69
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57	**

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2010 (UNAUDITED)

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

MULTI-MANAGER ADVISORY AGREEMENT APPROVAL

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Multi-Manager Funds with Northern Trust Global Advisors, Inc. (now known as Northern Trust Company of Connecticut) and Northern Trust Investments, N.A. (together, “Northern”).

At a meeting held on May 6-7, 2010 (the “May Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern and its services, resulting from their meetings and interactions with management throughout the year and in past years. The Trustees also relied upon written materials specifically provided to them for the purpose of their consideration of the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session at the May Meeting without employees of Northern present.

In connection with their approvals of the Advisory Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by Northern. In evaluating whether to continue and approve the Advisory Agreement for the Multi-Manager Funds, the Trustees considered that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the assets of the Funds. They also considered that Northern provided general investment management services to the Multi-Manager Funds and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; and implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. In addition to providing these services, Northern managed the cash portion of each Multi-Manager Fund and the emerging markets investments of the Multi-Manager International Equity Fund. The Trustees also considered the non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates. These services include services as the Multi-Manager Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees.

The Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. Northern then allocates assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund.

The Trustees also considered that the prospectus for the Multi-Manager Funds discloses Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that Northern currently supervises approximately 25 sub-advisers.

The Trustees concluded that Northern had both committed substantial financial and other resources to the operations of the Multi-Manager Funds and provided quality services to the Multi-Manager Funds. The Trustees also believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds and had enhanced their program to monitor the sub-advisers’ compliance policies and procedures in the past year by hiring additional staff. The Trustees also noted that Northern’s additional staff had conducted thorough operational and compliance due diligence on prospective and existing sub-advisers. The Trustees also considered Northern’s ability to attract and retain portfolio management talent, its expertise in managing multi-manager strategies and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. Attention was given to Northern’s and its affiliates’ diligent and

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expanded risk management processes, including steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. Finally, the Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as their commitment of resources to support the Multi-Manager Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to provide quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

The Trustees considered the Multi-Manager Funds’ contractual advisory fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements with respect to the Multi-Manager Funds; Northern’s contractual commitment to continue the expense reimbursements for at least one year; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered the current assets in the Multi-Manager Funds and the net advisory fees at those levels after Northern’s payment of the sub-advisory fees; the information provided by Northern relating to the costs of the services to be provided by Northern and their affiliates and the profits realized by them; the spreads between Northern’s effective fee rates and the sub-advisers’ fees; and information comparing the fee rates charged by Northern with the fee rates charged by other, unaffiliated investment managers to their clients as presented in Lipper reports. The Trustees considered that the Lipper information showed that in each case the Multi-Manager Funds’ overall expense ratios were below the objective median expense ratio, although advisory fees were generally above the median. Information was also provided comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to similarly managed accounts. The Trustees discussed with Northern the similarities and differences among these accounts and the Multi-Manager Funds. All of the foregoing comparisons assisted the Trustees in evaluating the reasonability of the Multi-Manager Funds’ investment advisory fees.

Regarding profitability, it was noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees also reviewed projected profitability to Northern of the Multi-Manager Small Cap Fund before and after addition of proposed sub-advisers. The annual profitability report for the Multi-Manager Funds had shown that Northern’s profitability was generally in line with profitability of other publicly-traded investment advisory organizations, although the Trustees found these comparisons to third parties’ profitability not particularly conclusive given the differences among the firms. The Trustees also reviewed Northern’s cost allocation, which had not changed from prior presentations. It was noted that Northern’s cost allocation methodology had been reviewed by the Multi-Manager Funds’ auditors for reasonability during prior periods.

The Trustees also considered the Multi-Manager Funds’ performance since inception and during the one-year period, and for the three-year period in the case of the Multi-Manager Small Cap, Multi-Manager Mid Cap and Multi-Manager International Equity Funds. This information included comparisons to other similarly managed, unaffiliated funds as well as to each Multi-Manager Fund’s benchmark index. In the case of the newest Multi-Manager Fund, the Multi-Manager High Yield Opportunity Fund, the Trustees placed more emphasis on the since-inception performance, in which the Fund had lagged its benchmark. The Trustees noted that the Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Equity and Multi-Manager Large Cap Funds had slightly lagged their respective benchmarks for the one-year period. The Trustees took into account the relatively short period that these Funds had been in operation, the market conditions in the past year, the Funds’ expected performance under those conditions and the impact of market conditions on sub-adviser investment models. In the case of the Multi-Manager International Equity and Multi-Manager Small Cap Funds, the Trustees noted that the Funds had underperformed their respective benchmarks for the one-and three-year periods, but the Multi-Manager International Equity Fund performed competitively versus its peers for the three-year period. The Multi-Manager Mid Cap Fund had beaten its benchmark for the three-year period, slightly lagged its benchmark for the one-year period, but performed competitively with its peers for those time periods.

The Trustees also considered the promptness with which Northern had acted to replace sub-advisers who were not performing as expected or who had suffered business issues that could impact the management of the Funds, as well as Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings.

Based on their review of performance, the Trustees concluded that Northern was devoting appropriate resources to the Multi-Manager Funds’ performance.

Economies of Scale

The Trustees considered the fees paid by the Multi-Manager Funds to Northern and its affiliates for custodial, transfer agency, and administration and reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ advisory fees are set, through Northern’s

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APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS continued

contractual expense caps for the Multi-Manager Funds and through the advisory fee breakpoints in the Agreement.

Other Benefits

The Trustees considered other benefits derived by Northern and its affiliates as a result of its relationship with the Multi-Manager Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with Northern.

All of the foregoing information assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds.

*     *     *     *     *

After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable on a Fund-by-Fund basis in light of the services provided by Northern, their costs and profitability and that the Agreement should be re-approved.

*     *     *     *     *

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the existing sub-advisory agreements for the Multi-Manager Funds at the May Meeting. The Trustees, including the independent Trustees voting separately, also considered and approved new sub-advisory agreements : (i) at the May Meeting for two new sub-advisers, Denver Investment Advisors, LLC (“Denver Investment”) and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”); and (2) at a meeting held on August 5, 2010 (the “August Meeting” and together with the May Meeting, the “Meetings”) for a new sub-adviser, NFJ Investment Group LLC (“NFJ”). Denver Investment and Hotchkis & Wiley were proposed as sub-advisers to the Multi-Manager Small Cap Fund, and NFJ was proposed as a sub-adviser to the Multi-Manager International Equity Fund.

In connection with the Meetings, the Trustees reviewed information and written materials from Northern and the existing and proposed sub-advisers to Multi-Manager Funds regarding (i) the nature and quality of the investment advisory services provided and to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) each sub-adviser’s brokerage and soft dollar practices; (iv) each sub-adviser’s investment strategies and styles of investing; (v) the performance history of the existing sub-advisers with respect to the Multi-Manager Funds and proposed sub-advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds for which they were being engaged; (vi) each sub-adviser’s compliance policies and procedures (including its codes of ethics) and the Trust’s Chief Compliance Officer’s evaluations of such policies and procedures; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds; and (viii) the terms of the sub-advisory agreements. The Trustees also considered Northern’s explanations for why the proposed sub-advisers were expected to impact Fund performance.

The Trustees also reviewed Northern’s proprietary method for allocating assets among the various sub-advisers and the proposed allocations of assets among the proposed sub-advisers and the other sub-advisers to the applicable Fund.

In connection with the approvals of the existing and proposed sub-advisory agreements for the Multi-Manager Funds, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information provided by Northern with respect to each sub-adviser’s qualifications and experience in managing the type of strategies for which the sub-adviser was being engaged in connection with a Multi-Manager Fund. In this regard, the Trustees relied upon Northern’s analyses of each existing sub-adviser’s portfolio management. The Trustees also considered the Trust’s Chief Compliance Officer’s evaluation of each sub-adviser’s compliance programs and the recommended compliance monitoring schedule for each sub-adviser. The Trustees also considered the experience that each proposed sub-adviser had with respect to managing investments for registered investment companies and the quality of the portfolio managers proposed to manage the respective Multi-Manager Fund’s assets. Finally, the Trustees considered the sub-advisers’ management of potential conflicts of interest that might result from their management of the Multi-Manager Funds and other accounts. The Trustees concluded that each sub-adviser had provided, or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of their advisory fees and not by the Multi-Manager Funds. The Trustees

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also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms length between Northern and the respective sub-advisers. The Trustees also noted that the terms of the proposed sub-advisory agreements were substantially identical to the existing sub-advisory agreements with other sub-advisers to the Multi-Manager Funds. The Trustees also reviewed and considered information prepared by Lipper that compared certain Funds’ aggregate sub-advisory fees with the aggregate sub-advisory fees of other multi-manager mutual funds.

The Trustees also considered information, where available, the sub-advisers’ fees in relation to their other similar institutional accounts. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be provided by them.

The Trustees also considered projected profitability to Northern of the Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund before and after the addition of the proposed sub-advisers. This comparison showed no material change to Northern’s profitability. The Trustees did not consider profitability of the sub-advisers as they did not consider it to be particularly relevant because Northern will be paying the sub-advisers out of their advisory fees. Northern therefore has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees also considered and evaluated performance information presented with respect to each existing sub-adviser’s allocated assets and Northern’s evaluation of the sub-adviser’s performance. This information was compared to performance information for other peers supplied by Lipper. With respect to performance information of each proposed sub-adviser, the Trustees reviewed information showing historical performance of the sub-advisers with respect to the investment strategies for which they were being engaged. In addition, the Trustees reviewed reports prepared by Northern showing the performance of the respective Multi-Manager Fund over various periods of time if the proposed sub-advisers had been managing the Funds along with the existing sub-advisers to the Funds.

Economies of Scale

The Trustees considered comparison of the proposed sub-advisers’ fees at various asset levels of the respective Multi-Manager Fund and in relation to the other existing sub-advisers of the Funds. The Trustees also considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates of the existing and proposed sub-advisers decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the advisory fee level given that Northern pays will be paying the sub-advisers out of their advisory fees. See discussion of economies of scale above.

Other Benefits

The Trustees considered the other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory or custodial relationship.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid or proposed to be paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided or to be provided by each of them and that the sub-advisory agreements should be reapproved, and approved in the case of the proposed sub-advisory agreements with Denver Investment, Hotchkis & Wiley and NFJ.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By /s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:  December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:  December 7, 2010

By /s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:  December 7, 2010